PERSPECTIVE
                         FIXED AND VARIABLE ANNUITY(SM)
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                                   MAY 2, 2005

--------------------------------------------------------------------------------
Please read this prospectus before you purchase this variable annuity. It contains important information about the Contract that you should know before investing. You should keep this prospectus on file for future reference.

To learn more about this variable annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 2, 2005 by calling Jackson National at 1 (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 17240, Denver, Colorado 80217-0240. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
--------------------------------------------------------------------------------

o    Individual and group, flexible premium deferred annuity.

o 7 fixed accounts, including 4 guaranteed fixed accounts, 2 DCA+ fixed accounts, and an indexed fixed account option that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company ("Jackson National" or "we") (the "Fixed Accounts").

o Investment divisions that purchase shares of the following Funds - all Class A shares (the "Funds"):

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund
JNL/AIM REAL ESTATE FUND
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
JNL/GOLDMAN SACHS MID CAP VALUE FUND
JNL/JPMORGAN INTERNATIONAL EQUITY FUND (FORMERLY, JNL/PUTNAM INTERNATIONAL
  EQUITY FUND)
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND (THE JNL/ALLIANCE CAPITAL GROWTH FUND
  MERGED INTO THIS FUND, EFFECTIVE MAY 2, 2005)
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund

--------------------------------------------------------------------------------
"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," "The Dow(SM)" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow(SM) 10 Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management The Dow(SM) 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard and Poor's Midcap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks oF ThE Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey" and "Value Line TimelinessTM Ranking System" are trademarks oF Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold oR promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

--------------------------------------------------------------------------------


JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management The Dow(SM) 10 Fund
JNL/Mellon Capital Management The S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND (FORMERLY, JNL/MELLON CAPITAL
  MANAGEMENT NASDAQ(R) 15 FUND)
JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND (FORMERLY, JNL/MELLON
  CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND)
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND (FORMERLY,
  JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND)
JNL/Mellon Capital Management Technology Sector Fund

HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME
CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING
PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY
THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS
ARE ATTACHED TO THIS PROSPECTUS.

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS WITH DIFFERENT PRODUCT FEATURES,
BENEFITS AND CHARGES. IN SOME STATES, YOU MAY PURCHASE THE CONTRACT THROUGH OUR
AUTOMATED ELECTRONIC TRANSMISSION/ORDER TICKET VERIFICATION PROCEDURE. ASK YOUR
REPRESENTATIVE ABOUT AVAILABILITY AND THE DETAILS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THIS VARIABLE ANNUITY OR PASSED UPON THE
ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

--------------------------------------------------------------------------------

       o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o
                Not a deposit o Not insured by any federal agency

--------------------------------------------------------------------------------

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

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
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                                         TABLE OF CONTENTS

KEY FACTS......................................................................................................2


FEES AND EXPENSES TABLES.......................................................................................4


THE ANNUITY CONTRACT...........................................................................................9


JACKSON NATIONAL...............................................................................................10


THE GUARANTEED FIXED ACCOUNTS AND THE INDEXED FIXED ACCOUNT OPTION.............................................10


THE SEPARATE ACCOUNT...........................................................................................10


INVESTMENT DIVISIONS...........................................................................................11


CONTRACT CHARGES...............................................................................................17


PURCHASES......................................................................................................21


TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS...................................................................22


TELEPHONE AND INTERNET TRANSACTIONS............................................................................24


ACCESS TO YOUR MONEY...........................................................................................25


INCOME PAYMENTS (THE INCOME PHASE).............................................................................26


DEATH BENEFIT..................................................................................................27


TAXES..........................................................................................................31


OTHER INFORMATION..............................................................................................34


PRIVACY POLICY.................................................................................................36


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...................................................38


APPENDIX A (about Dow Jones)...................................................................................A-1


APPENDIX B (accumulation unit values)..........................................................................B-1


                                    KEY FACTS

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ANNUITY SERVICE CENTER:                                   1 (800) 766-4683 (8 a.m. - 8 p.m., ET)

         MAIL ADDRESS:                                    P.O. Box 17240, Denver, Colorado 80217-0240

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (800) 777-7779 (8 a.m. - 8 p.m., ET)

         MAIL ADDRESS:                                    P.O. Box 30392, Lansing, Michigan 48909-7892

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan 48951
                                                          Attn:  IMG

HOME OFFICE:                                              1 Corporate Way, Lansing, Michigan 48951

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the Fixed Accounts, including the indexed fixed option of Jackson National and investment divisions (the "Investment Divisions") (collectively, the "Allocation Options"). The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You may put money into any of the Allocation Options but you may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Accounts at any one time.

--------------------------------------------------------------------------------
EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

Jackson National makes a deduction for its insurance and administration charges that is equal to 1.40% of the daily value of the Contracts invested in the Investment Divisions. If you select our Maximum Anniversary Value Death Benefit Option, Jackson National makes a deduction for its insurance and administration charges that is equal to 1.50% of the daily value of the Contracts invested in the Investment Divisions. If you select our Earnings Protection Benefit Endorsement, Jackson National deducts an additional charge equal to 0.20% of the daily net asset value of Contracts invested in the Investment Divisions. These charges do not apply to the Fixed Accounts. During the accumulation phase, Jackson National deducts a $35 annual contract maintenance charge from your Contract.

If you take your money out of the Contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year after receipt of a premium payment and declines 1% a year to 0% after 7 years.

Jackson National may assess a state premium tax charge which ranges from 0% - 3.5% (the amount of state premium tax, if any, will vary from state to state) when you begin receiving regular income payments from your Contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

There are also investment charges, which are expected to range from 0.60% to 1.35%, on an annual basis, of the average daily value of the Funds, depending on the Fund.

--------------------------------------------------------------------------------
PURCHASES

Under most circumstances, you can buy a Contract for $5,000 or more ($2,000 or more for a qualified plan Contract). You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase. We reserve the right to refuse any premium payment. We expect to profit from certain charges assessed under the Contract (i.e., the Withdrawal Charge and the Mortality and Expense Risk Charge) associated with the Contract Enhancement.

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY

You can take money out of your Contract during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------
INCOME PAYMENTS

You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options.

--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you select the Earnings Protection Benefit Endorsement, the death benefit your beneficiary receives may be increased by 40% of earnings up to a maximum of 100% of the premiums you have paid (25% of earnings for owners ages 70-75).

--------------------------------------------------------------------------------
FREE LOOK

If you cancel your Contract within 20 days after receiving it (or whatever period is required in your state), Jackson National will return the amount your Contract is worth on the day we receive your request or the Contract is returned to your selling agent. This may be more or less than your original payment. If required by law, Jackson National will return your premium. In some states, we are required to hold the premiums of a senior citizen in a guaranteed fixed account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.



                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN
BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES
AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY AND SURRENDER THE
CONTRACT, RECEIVE INCOME PAYMENTS OR TRANSFER CONTRACT VALUE BETWEEN ALLOCATION
OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

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                          OWNER TRANSACTION EXPENSES 1
-------------------------------------------------------------------------------------------------------------------

         MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):  7%
         Years Since Premium Payment 2                         0     1      2      3     4      5     6      7+
         Charge                                                7%    6%     5%     4%    3%     2%    1%     0

         TRANSFER FEE:  $25 for each transfer in excess of 15 in a Contract year

         COMMUTATION FEE 3: An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

-------------------------------------------------------------------------------------------------------------------

1    See "Contract Charges."

2 When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery
     ($22.50 for Saturday delivery). Withdrawal charges and interest rate adjustments will not be charged on wire/overnight fees.

3 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY
DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND
EXPENSES.

--------------------------------------------------------------------------------
                        SEPARATE ACCOUNT ANNUAL EXPENSES
--------------------------------------------------------------------------------

CONTRACT MAINTENANCE CHARGE: $35 per Contract per year

                        AND

WITHOUT OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (AS A PERCENTAGE OF
AVERAGE DAILY ACCOUNT VALUE)

         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                   0.15%
                                                                ------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.40%

         Optional Earnings Protection Benefit Charge             0.20%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
            OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE          1.60%

                        OR

WITH OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (AS A PERCENTAGE OF
AVERAGE DAILY ACCOUNT VALUE)

         Mortality and Expense Risk Charges                      1.13% 4
         Maximum Anniversary Value Death Benefit Charge          0.22%
         Administration Charge                                   0.15%
                                                                ------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.50%

         Optional Earnings Protection Benefit Charge             0.20%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
            OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE          1.70%

--------------------------------------------------------------------------------

4 This charge is 0.12% lower than the mortality and expense risk charge under the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit, which is covered by a separate charge.

THE NEXT TABLES SHOW THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES
CHARGED BY THE FUNDS AND THE EXPENSES CHARGED BY ALL OF THE FUNDS, WHICH YOU
WILL PAY DURING THE TIME YOUR MONEY IS ALLOCATED TO THE CORRESPONDING INVESTMENT
DIVISION. PLEASE REFER TO THE JNL SERIES TRUST AND JNL VARIABLE FUND LLC
PROSPECTUSES FOR MORE INFORMATION ON THE FUNDS, INCLUDING INVESTMENT OBJECTIVES,
PERFORMANCE AND INFORMATION ON THE ADVISOR AND ADMINISTRATOR, JACKSON NATIONAL
ASSET MANAGEMENT, LLC(R), AND THE SUB-ADVISERS.

--------------------------------------------------------------------------------
                      TOTAL ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

Expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses:

                                 Minimum: 0.60%

                                 Maximum: 1.35%

--------------------------------------------------------------------------------

                   FUND OPERATING EXPENSES
  (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS)

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                                                                       MANAGEMENT                                     ANNUAL
                                                                          AND            SERVICE       OTHER         OPERATING
                          FUND NAME                                   ADMIN FEE A      (12B-1) FEE   EXPENSES B      EXPENSES
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/AIM Large Cap Growth C                                               0.81%             0.20%       0.01%           1.02%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/AIM Real Estate                                                      0.80%             0.20%       0.01%           1.01%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/AIM Small Cap Growth                                                 0.95%             0.20%       0.01%           1.16%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Alger Growth D                                                       0.83%             0.20%       0.01%           1.04%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Eagle Core Equity                                                    0.75%             0.20%       0.01%           0.96%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Eagle SmallCap Equity                                                0.85%             0.20%       0.01%           1.06%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/FMR Balanced E                                                       0.80%             0.20%       0.01%           1.01%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/FMR Capital Growth E                                                 0.80%             0.20%       0.01%           1.01%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Franklin Templeton Small Cap Value                                   0.95%             0.20%       0.01%           1.16%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Goldman Sachs Mid Cap Value                                          0.85%             0.20%       0.01%           1.06%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/JPMorgan International Equity E, F                                   0.88%             0.20%       0.01%           1.09%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/JPMorgan International Value F                                       0.88%             0.20%       0.01%           1.09%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Lazard Mid Cap Value C                                               0.82%             0.20%       0.01%           1.03%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Lazard Small Cap Value C                                             0.85%             0.20%       0.01%           1.06%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management S&P 500 Index                              0.39%             0.20%       0.01%           0.60%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management S&P 400 MidCap Index                       0.39%             0.20%       0.01%           0.60%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management Small Cap Index                            0.39%             0.20%       0.01%           0.60%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management International Index                        0.45%             0.20%       0.01%           0.66%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management Bond Index                                 0.40%             0.20%       0.01%           0.61%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index G             0.56%             0.20%       0.01%           0.77%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Oppenheimer Global Growth                                            0.85%             0.20%       0.01%           1.06%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Oppenheimer Growth                                                   0.80%             0.20%       0.01%           1.01%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/PIMCO Total Return Bond                                              0.60%             0.20%       0.01%           0.81%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Putnam Equity E                                                      0.78%             0.20%       0.01%           0.99%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Putnam Midcap Growth                                                 0.85%             0.20%       0.01%           1.06%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Putnam Value Equity E                                                0.75%             0.20%       0.01%           0.96%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Salomon Brothers High Yield Bond H                                   0.60%             0.20%       0.01%           0.81%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Salomon Brothers Strategic Bond                                      0.73%             0.20%       0.01%           0.94%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Salomon Brothers U.S. Government & Quality Bond                      0.58%             0.20%       0.01%           0.79%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Select Balanced                                                      0.59%             0.20%       0.01%           0.80%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Select Global Growth I                                               0.88%             0.20%       0.01%           1.09%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Select Large Cap Growth I                                            0.78%             0.20%       0.01%           0.99%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Select Money Market                                                  0.40%             0.20%       0.01%           0.61%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Select Value                                                         0.65%             0.20%       0.01%           0.86%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/T. Rowe Price Established Growth C                                   0.70%             0.20%       0.01%           0.91%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/T. Rowe Price Mid-Cap Growth                                         0.81%             0.20%       0.01%           1.02%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/T. Rowe Price Value C                                                0.77%             0.20%       0.01%           0.98%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/S&P Managed Conservative J                                           0.18%             0.00%       0.00%           0.18%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/S&P Managed Moderate J                                               0.18%             0.00%       0.00%           0.18%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/S&P Managed Moderate Growth J                                        0.17%             0.00%       0.01%           0.18%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/S&P Managed Growth J                                                 0.16%             0.00%       0.01%           0.17%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/S&P Managed Aggressive Growth J                                      0.18%             0.00%       0.00%           0.18%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management The Dow(SM) 10 K                           0.44%             0.20%       0.01%           0.65%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management The S&P(R) 10 K                            0.45%             0.20%       0.01%           0.66%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management Global 15 K                                0.50%             0.20%       0.01%           0.71%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management 25 K                                       0.44%             0.20%       0.01%           0.65%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management Select Small-Cap K                         0.45%             0.20%       0.00%           0.65%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management JNL 5                                      0.51%             0.20%       0.01%           0.72%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management Nasdaq(R) 15                               0.52%             0.20%       0.04%           0.76%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management Value Line(R) 25                           0.52%             0.20%       0.15%           0.87%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management VIP                                        0.52%             0.20%       0.04%           0.76%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management Communications Sector K                    0.52%             0.20%       0.01%           0.73%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management Consumer Brands Sector K                   0.52%             0.20%       0.00%           0.72%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management Financial Sector K                         0.52%             0.20%       0.00%           0.72%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management Healthcare Sector K                        0.52%             0.20%       0.01%           0.73%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management Oil & Gas Sector K                         0.51%             0.20%       0.01%           0.72%
-------------------------------------------------------------------- ---------------- ------------ --------------- --------------
JNL/Mellon Capital Management Technology Sector K                        0.52%             0.20%       0.00%           0.72%
---------------------------------------------------------------------------------------------------------------------------------

A Certain Funds pay Jackson National Asset Management, LLC, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the five JNL/S&P Funds pay an administrative fee of 0.05%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual
     Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other Expenses include trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C A reduction in advisory fee took place on January 1, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

D A reduction in advisory fee took place on July 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

E A reduction in advisory fee took place on May 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

F A reduction in advisory fee took place on May 2, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

G A reduction in advisory fee took place on February 17, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

H Effective October 4, 2004, the JNL/Salomon Brothers High Yield Bond fees were changed to reflect the fees of the JNL/PPM America High Yield Bond Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

I This fee reflects a reduction in connection with the approval of Wellington as the new sub-adviser to the Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

J UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

     The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.77% to 1.35% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The administrator believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Managed Conservative Fund...........................  1.013%
         JNL/S&P Managed Moderate Fund...............................  1.050%
         JNL/S&P Managed Moderate Growth Fund........................  1.098%
         JNL/S&P Managed Growth Fund.................................  1.142%
         JNL/S&P Managed Aggressive Growth Fund .....................  1.160%

K This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund which took place on February 18, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return on assets each year. Neither transfer fees nor premium tax charges are reflected in the examples. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include minimum Fund fees and expenses and include no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$211              $652              $1,119           $2,410

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$911              $1,152            $1,419           $2,410

The following examples include maximum Fund fees and expenses and include the cost of the Earnings Protection Benefit Endorsement. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$306              $936              $1,591           $3,346

If you surrender your Contract at the end of each time period or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$376              $986              $1,621           $3,346

The following examples include the maximum fees and expenses of any of the Funds and the cost of the Earnings Protection Benefit Endorsement and the Maximum Anniversary Value Death Benefit Option. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$316              $966              $1,640           $3,439

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$386              $1,016            $1,670           $3,439

EXPLANATION OF THE FEES AND EXPENSES TABLES AND EXAMPLES. The purpose of the Fees and Expenses Tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect expenses of both the variable account and the underlying mutual Funds. Premium taxes may also apply. The examples also reflect the annual contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the guaranteed fixed accounts. A withdrawal charge is imposed on income payments that occur within one year of the date the Contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. You can find the financial statements of the Separate Account and Jackson National in the Statement of Additional Information. The financial statements of Jackson National that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National's financial statements do not bear on the future investment experience of the assets held in the Separate Account. To obtain a copy free of charge, contact us at our Annuity Service Center. Our contact information is on the cover page of this prospectus.

CONDENSED FINANCIAL INFORMATION. An accumulation unit value history is provided in Appendix B. Accumulation units are determined on the basis of changes in the per share value of the relevant underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.

                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National is a Contract between you, the owner, and Jackson National, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to the Investment Divisions, the guaranteed fixed accounts and the indexed fixed account option. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

In addition, an endorsement to the Contract offers an indexed fixed account option. This option offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your indexed fixed account will be your premium payments accumulated at 3% per year, less a withdrawal charge. This option is described in supplementary materials that your agent can provide you.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the owner, you can exercise all the rights under the Contract. You can assign the Contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The Contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group Contracts. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                JACKSON NATIONAL

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract owner and the number and type of Contracts issued to each Contract owner, and records with respect to the value of each Contract.

Jackson National is working to provide documentation electronically. When this program is available, Jackson National will, as permitted, forward documentation electronically. Please contact Jackson National's Service Center for more information.

                        THE GUARANTEED FIXED ACCOUNTS AND
                        THE INDEXED FIXED ACCOUNT OPTION

If you select a guaranteed fixed account, or the indexed fixed account option, your money will be placed with Jackson National's other assets. The guaranteed fixed accounts and the indexed fixed account options are not registered with the SEC and the SEC does not review the information we provide to you about them. Disclosures regarding the Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Your Contract contains a more complete description of the guaranteed fixed accounts. The indexed fixed account option is described in the endorsement and supplementary materials your agent can provide you, including the duration of its guarantee periods.

                              THE SEPARATE ACCOUNT

The Jackson National Separate Account - I was established by Jackson National on June 14, 1993, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the Separate Account legally belong to Jackson National and the obligations under the Contracts are obligations of Jackson National. However, the Contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson National may issue.

The Separate Account is divided into Investment Divisions. Jackson National does not guarantee the investment performance of the Separate Account or the Investment Divisions.

                              INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Accounts at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

--------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND
     Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

         Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

--------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of securities represented by the Russell 2000(R) Index.

--------------------------------------------------------------------------------
JNL/FMR BALANCED FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in securities and the remainder in bonds and other debt securities.

--------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks long-term growth of capital by investing in securities issued by medium-sized companies.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services,
     LLC)

         Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of securities in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

--------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity.

--------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued based on their return on equity.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic corporations.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

--------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

--------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade, fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

--------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

--------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

--------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

--------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

--------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of fixed-income investments.

--------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government.

--------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

--------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large U.S. companies selected for their growth potential.

--------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a diversified portfolio of common stocks of well-established U.S. growth companies.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of medium-sized (mid-cap) U.S. companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the portfolio manager regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW(SM) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual Funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual Funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by JNL. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the Contracts instructions as to how to vote when the Funds solicit proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

SUBSTITUTION. Jackson National may be required, or determine in its sole discretion, to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC. Jackson National will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the Contracts that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its various insurance and administrative charges. The insurance charges include the mortality and expense risk charge and charge for any optional benefit you select. We deduct these charges as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, the total charge for a base Contract without any optional benefit equals 1.40% (mortality & expense risk charge - 1.25%; administration charge - 0.15%). The total charges for a Contract with the Optional Maximum Anniversary Value Death Benefit is 1.50%. The total charge for a Contract with the Optional Earnings Protection Benefit is 1.60%. And the total charge for a Contract with both benefits is 1.70%. These charges are applied to the average daily net asset value of your allocations to the Investment Divisions. These charges do not apply to the guaranteed fixed account or the indexed fixed option.

These charges are for the mortality risks, expense risks and administrative expenses. We will pay the charges not covered by the insurance charges. These charges compensate us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson National assumes arise from our obligations under the Contracts:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of your death; and

     o to provide both a standard and enhanced death benefit prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit Endorsement, each day during the accumulation phase of your Contract Jackson National makes a deduction for the charge for this benefit. We do this as part of our calculation of the value of the accumulation units. On an annual basis, this charge equals 0.20% of the daily net asset value of the Contracts having this Endorsement that are invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account option. We stop deducting this charge if you annuitize your Contract.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If you select the Maximum Anniversary Value Death Benefit Endorsement, each day during the accumulation phase of your Contract Jackson National makes a deduction for the charge for this benefit. We do this as part of our calculation of the value of the accumulation units. On an annual basis, this charge equals 0.22% of the daily net asset value of the Contracts having this Endorsement that are invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account option. We stop deducting this charge if you annuitize your Contract.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and guaranteed fixed account options based on the proportion their respective value bears to the Contract Value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Option only when the charge exceeds the value of the Funds in the Investment Divisions and the guaranteed fixed account options.

Jackson National will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3, your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

WITHDRAWAL CHARGE. During the accumulation phase (if and to the extent the Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you can make withdrawals from your Contract without a Withdrawal Charge.

     o At any time during the accumulation phase, you may withdraw premiums that are not subject to a Withdrawal Charge (premiums in your annuity for seven years or longer and not previously withdrawn).

     o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn) ("Free Withdrawal"). Withdrawals in excess of that will be charged a Withdrawal Charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The Withdrawal Charge compensates us for costs associated with selling the Contracts. Minimum distribution requirements will reduce the 10% Free Withdrawal amount.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the Withdrawal Charge is based on premiums remaining in the Contract. If you make a full withdrawal, you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a Withdrawal Charge. If you withdraw only part of the value of your Contract, we deduct the Withdrawal Charge from the remaining value in your Contract.

Amounts allocated to an indexed fixed account option are not subject to this Withdrawal Charge. The Withdrawal Charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson National does not assess the Withdrawal Charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge). Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a Withdrawal Charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a Withdrawal Charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

OTHER EXPENSES. Jackson National pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

INCOME TAXES. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

The two primary forms of such compensation paid by the Company are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement and sales volume. Overrides are generally based on a fixed percentage of product sales that currently range from 10 to 50 basis points. Marketing support payments, set by the broker-dealers, among other things, allow us to participate in sales conferences and educational seminars. These payments are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     o    Investment Centers of America, Inc., and

     o    BH Clearing, LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances

     o    $2,000 for a qualified plan Contract

     o    The maximum we accept without our prior approval is $1 million

MINIMUM ADDITIONAL PREMIUMS:

     o    $500

     o    $50 under the automatic payment plan

     o You can pay additional premiums at any time during the accumulation phase

There is a $100 minimum balance requirement for each Investment Division and guaranteed fixed account. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Special requirements apply to the indexed fixed account option.

ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum that you may allocate to a guaranteed fixed account or Investment Division is $100. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than 18 Investment Divisions available under the Contract; however, you may not allocate your money to more than 18 Investment Divisions plus the guaranteed fixed accounts and the indexed fixed account option during the life of your Contract.

Jackson National will issue your Contract and allocate your first premium within two business days after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes usually (4:00 p.m. Eastern time).

CAPITAL PROTECTION PROGRAM. Jackson National offers a Capital Protection program that a Contract owner may request at issue. Under this program, Jackson National will allocate enough of your premium to the guaranteed fixed account you select to assure that the amount so allocated, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the seven-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after seven years. The remaining $3,669 of the payment will be allocated to the Investment Divisions you select.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. The Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

     1. determining the total amount of assets held in the particular Investment Division;

     2.   subtracting any insurance charges;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between a Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from a Fixed Account may be subject to any applicable excess interest adjustment. There may be periods when we do not offer the Fixed Accounts, or when we impose special transfer requirements on the Fixed Accounts. If a renewal occurs within one year of the Income Date, we will credit interest up to the Income Date at the then current interest rate for the Fixed Account option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     o    limiting the number of transfers over a period of time;

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Accounts, Dollar Cost Averaging or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to Jackson National's right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization given via an application, the JNL(R) website, or through other means to JNL shall be deemed authorization by you for JNL to accept transaction instructions, including Investment Division transfers/allocations, by you or your financial representative unless we are notified by you to the contrary. To notify JNL, please call us at the Service Center number referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by Jackson National at the time and date stated on the electronic acknowledgement Jackson National returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner ceases and Jackson National will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive:

     1. the value of the Contract on the day your withdrawal request is received by us;

     2.   less any premium tax;

     3.   less any annual contract maintenance charge; and

     4.   less any withdrawal charge.

For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 19.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, to be sure to notify us, in writing with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in each guaranteed fixed account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from an indexed fixed account option until all other amounts under the Contract have been withdrawn.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 31.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on the money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an Investment Division when:

     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b)   trading on the New York Stock Exchange is restricted;

     c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or

     d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist. Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts and the indexed fixed account option for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract. The Income Date is the month and year in which those payments begin. The Income Date must be at least one year after your Contract is issued. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at any time before the income date. You must give us notice seven days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date. Unless you tell us otherwise, amounts in an indexed fixed account option will be applied to payments from the guaranteed fixed accounts.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the Contract; and

     3.   the performance of the Investment Divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Funds. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the owner and annuitant.) The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With 120 or 240 Monthly Payments. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum payment may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - Other income options may be made available by Jackson National.

                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation which includes but is not limited to due proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary). The death benefit paid will be the basic Contract death benefit unless you have selected the Maximum Anniversary Value death benefit. If you have the Maximum Anniversary Value death benefit, the difference between the account value and the Maximum Anniversary Value death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Lansing, Michigan service center.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

BASE CONTRACT DEATH BENEFIT

The death benefit equals:

     1.   current Contract Value; OR

     2. the total premiums (less withdrawals, charges and premium taxes) compounded at 5% (4% if the owner is age 70 or older at the date of issue); OR

     3. the Contract Value at the end of the 7th Contract year PLUS all premiums paid since the 7th year (less withdrawals, withdrawal charges and premium taxes incurred since the 7th year) compounded at 5% (4% if the owner is age 70 or older at the date of issue)

 -- whichever is GREATEST.

The death benefit under 2 and 3 will never exceed 250% of premiums paid, less partial withdrawals, charges and tax incurred. The death benefit under 2 and 3 may not be available in all states.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION (must be elected at issue)

The death benefit equals:

     1.   current Contract Value; OR

     2. the total premiums (less withdrawals, charges and taxes) compounded at 5% (4% if the owner is age 70 or older at the date of issue); OR

     3. the Contract Value at the end of the 7th Contract year PLUS all premiums paid since the 7th year (less withdrawals, charges and taxes incurred since the 7th year) compounded at 5% (4% if the owner is age 70 or older at the date of issue); OR

     4. the greatest Contract Value at any Contract anniversary prior to the owner's 81st birthday, reduced proportionally by any withdrawals subsequent to that Contract anniversary in the same proportion that the Contract Value was reduced on the date of a withdrawal, plus any premium paid subsequent to that Contract anniversary

-- whichever is GREATEST.

The Maximum Anniversary Value Death Benefit Option may not be available in all states and is not available to Contract owners greater than age 80.

The death benefit determined under item 2 or item 3 of the Maximum Anniversary Value Death Benefit Option is limited to never exceed 250% of premiums paid, less withdrawals, charges, and taxes incurred.

The additional insurance charge for the Maximum Anniversary Value Death Benefit Option will continue to be deducted after you reach age 81, although the highest Contract Value on any anniversary after age 81 will not be paid.

This amount will be determined as of the end of the Business Day when due proof of the Owner's death is satisfactory to us and an election as to the type of Death Benefit Option is received by the Company at its Annuity Service Center.

In determining the current Contract Value to be paid upon distribution due to the Owner's death, the amount attributable to Indexed Fixed Options will be the sum of the Indexed Fixed Option Values on the Index Determination Date immediately preceding the date we receive a complete request for payment in good order. From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. This investment risk is borne by the Beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within seven days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the income date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value in the Separate Account and the Fixed Account (including the Indexed Fixed Option) exceeds the total premiums paid into the Contract (less prior withdrawals, withdrawal charges and premium taxes applicable to the withdrawals). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually and adjusted for any withdrawals and associated charges. If the earnings amount is negative, i.e., the total premiums paid into your Contract (adjusted for any withdrawals and associated charges) are greater than the Contract Value, no Earnings Protection Benefit will be paid.

In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, we do not take into consideration any earnings above 100% of the total premiums paid (adjusted for any withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year) are excluded.

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, we will increase the Contract Value at that time to reflect any otherwise payable Earnings Protection Benefit. In addition, upon your spouse's death we will pay an Earnings Protection Benefit if your Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit will be based solely upon premiums paid after the Continuation Date (adjusted for withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your spouse's death are excluded.

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated.

No Earnings Protection Benefit will be paid:

     1.   if the Contract is in the income phase at the time of your death;

     2.   if there are no earnings in the Contract.

Moreover, no additional Earnings Protection Benefit will be paid if your spouse exercises the Special Spousal Continuation Option (described below) after your death and does not pay any premiums into the Contract after the Continuation Date.

If you elect this benefit, during the accumulation phase of the Contract we will deduct a charge of 0.20% of the daily net asset value of the Funds. This charge is in addition to the other charges that are deducted from your Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option. Please note that we collect this charge even if your spouse does not pay any additional premium after the Continuation Date and therefore is not eligible for an Earnings Protection Benefit upon his or her death. In addition, if your spouse pays little or no premium after the Continuation Date, the potential Earnings Protection Benefit may be much lower than it was prior to the Continuation Date. We continue to collect this charge at the same rate because the level of this charge is based on the expected Contract Value and duration of all Contracts having the Earnings Protection Benefit and Special Spousal Continuation Option Endorsements.

Contract value is determined as of the date we receive complete claim forms and due proof of death from the beneficiary of record. If you allocated money to the Indexed Fixed Option, the earnings for purposes of calculating this benefit will be determined by accumulating such money at 3% interest (adjusted for any withdrawals and associated charges) from the time such allocation was made.

The Earnings Protection Benefit may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable (including the Earnings Enhancement Benefit, if any) exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If you have Contract Value in the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year guaranteed fixed account option. Your spouse may then transfer this amount to any available Investment Divisions or guaranteed fixed account option, but your spouse may not transfer this amount back into the Indexed Fixed Option. If you subsequently withdraw any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premium. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means of spousal continuation of the Contract does not include a Continuation Adjustment.

If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit, including any Earnings Protection Benefit, under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected, including the Earnings Protection Benefit. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were. In particular, the charge for the Earnings Protection Benefit will remain the same even though, as discussed in "Earnings Protection Benefit" above, in certain circumstances the potential benefit will be lower after the Continuation Date. Your spouse should weigh this cost against the potential benefits, in deciding whether to exercise the Special Spousal Continuation Option.

Even if your spouse pays premiums after the Continuation Date, no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued, even though charges for the benefit are assessed.

If you have elected the Preselected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life (or life expectancy) or a period not exceeding the joint lives (or joint life expectancies) of the recipient and a beneficiary; or (6) which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract owner had no liability for the fees, and
(iii) the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest income date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer Funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 56 Investment Divisions and 7 guaranteed fixed account options, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

     (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
          (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

     (b)  a required minimum distribution;

     (c)  a hardship withdrawal; or

     (d)  the non-taxable portion of a distribution.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other guaranteed fixed accounts from the one-year guaranteed fixed account or any of the other Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs, and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). DCA+ accounts are "source accounts" designed for Dollar-Cost Averaging. DCA+ accounts are credited with an Enhanced Interest Rate. If a DCA+ account is selected, monies in the DCA+ fixed accounts will be systematically transferred to the Investment Divisions or other guaranteed fixed accounts chosen over the DCA+ term selected.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the 1-year guaranteed fixed account option and the JNL/Select Money Market Fund).

REBALANCING. You can arrange to have Jackson National automatically reallocate your Contract Value among Investment Divisions and the guaranteed fixed account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

FREE LOOK. You may return your Contract to the selling agent or Jackson National within 20 days after receiving it. Jackson National will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premiums allocated to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed account and the indexed fixed account option. We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. Jackson National will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in a Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge and withdrawal charge. The deduction of the Contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson National may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.


------------------------------------------------------------------------------------------------------------------------------------
QUESTIONS. If you have questions about your Contract, you may call or write to us at:


o    Jackson  National Life Annuity Service Center:  1 (800) 766-4683,  P.O. Box 17240, Denver, Colorado 80217-0240

o    Institutional  Marketing Group Service Center:  1 (800) 777-7779,  P.O. Box 30392, Lansing, Michigan 48909-7892.

------------------------------------------------------------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History..............................................2

Services.....................................................................4

Purchase of Securities Being Offered.........................................4

Underwriters.................................................................5

Calculation of Performance...................................................5

Additional Tax Information...................................................7

Net Investment Factor.......................................................19

Condensed Financial Information.............................................21

                                   APPENDIX A

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The Dow(SM) 10 Fund.

o Recommend that any person invest in JNL/Mellon Capital Management The Dow(SM) 10 Fund, or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The Dow(SM) 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The Dow(SM) 10 Fund.

o Consider the needs of JNL/Mellon Capital Management The Dow(SM) 10 Fund, or the owners of the JNL/Mellon Capital Management The Dow(SM) 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH JNL/MELLON CAPITAL MANAGEMENT THE DOW(SM) 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o    THE RESULTS TO BE OBTAINED BY THE  JNL/MELLON  CAPITAL  MANAGEMENT THE
          DOW(SM) 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW(SM) 10 FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOW(SM) 10 FUND, OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                                   APPENDIX B

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for the base Contract (with no optional endorsements) and for the Contract with the Maximum Anniversary Value Death Benefit and Earnings Protection Benefit. This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Complete condensed financial information about the Separate Account is available in the SAI, which includes the accumulation unit values for a Contract with the Earnings Protection Benefit, as well as the footnotes with the beginning dates of activity for each Investment Division at all charge levels (annualized) under the Contract. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

With these tables, please note the following changes with the Investment Divisions. Effective October 4, 2004, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

     JNL/PPM America High Yield Bond TO JNL/Salomon Brothers High Yield Bond
                 JNL/PPM America Balanced TO JNL/Select Balanced
             JNL/PPM America Money Market TO JNL/Select Money Market
                    JNL/PPM America Value TO JNL/Select Value
      JNL/S&P Conservative Growth Fund I TO JNL/S&P Managed Moderate Growth
            JNL/S&P Moderate Growth Fund I TO JNL/S&P Managed Growth
      JNL/S&P Aggressive Growth Fund I TO JNL/S&P Managed Aggressive Growth

Also effective October 4, 2004, the JNL/S&P Core Index 100 Fund MERGED INTO the JNL/S&P Managed Growth Fund, and all of the JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Core Index 50 Fund, and JNL/S&P Core Index 75 Fund MERGED INTO the JNL/S&P Managed Aggressive Growth Fund.

Effective May 2, 2005, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

                       JNL/Putnam International Equity TO JNL/JPMorgan International Equity
                        JNL/Alliance Capital Growth TO JNL/T. Rowe Price Established Growth
              JNL/Mellon Capital Management NASDAQ (R) 15 TO JNL/Mellon Capital Management Nasdaq (R) 15
 JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector TO JNL/Mellon Capital Management Healthcare Sector
           JNL/Mellon Capital Management Energy Sector TO JNL/Mellon Capital Management Oil & Gas Sector


Also effective May 2, 2005, the Separate Account has these new Investment Divisions, on which no accumulation unit information is available yet: JNL/AIM Real Estate; JNL/Franklin Templeton Small Cap Value; and JNL/Goldman Sachs Mid Cap Value.

ACCUMULATION UNIT VALUES
BASE CONTRACT - M&E 1.40%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division

  Accumulation unit value:
    Beginning of period                    $19.63          $14.69          $21.21         $30.83          $39.54
    End of period                          $21.61          $19.63          $14.69         $21.21          $30.83
  Accumulation units outstanding
  at the end of period                   7,702,803       9,277,974       11,223,192     15,754,272      17,580,395

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division

  Accumulation unit value:
    Beginning of period                    $20.62          $13.26          $11.95         $10.20          $10.00
    End of period                          $39.54          $20.62          $13.26         $11.95          $10.20
  Accumulation units outstanding
  at the end of period                   13,399,786      6,839,305       5,371,379       2,355,530        4,008






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                    $14.05          $10.51          $15.05         $25.52          $39.66
    End of period                          $16.35          $14.05          $10.51         $15.05          $25.52
  Accumulation units outstanding
  at the end of period                   7,525,469       9,476,936       11,407,014     15,885,658      17,431,473

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                    $17.94          $13.46          $11.87         $10.34          $10.00
    End of period                          $39.66          $17.94          $13.46         $11.87          $10.34
  Accumulation units outstanding
  at the end of period                   12,048,149      5,849,883       5,132,743       2,985,668        1,587

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $17.27          $14.12          $19.65         $26.06          $32.33
    End of period                          $18.96          $17.27          $14.12         $19.65          $26.06
  Accumulation units outstanding
  at the end of period                   7,435,249       9,420,842       12,349,379     16,824,375      20,248,887

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $19.92          $15.93          $13.57         $10.48          $10.00
    End of period                          $32.33          $19.92          $15.93         $13.57          $10.48
  Accumulation units outstanding
  at the end of period                   15,866,078      11,242,198      9,067,277       3,090,234        4,778






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                    $17.06          $12.79          $19.41         $22.36          $26.20
    End of period                          $17.67          $17.06          $12.79         $19.41          $22.36
  Accumulation units outstanding
  at the end of period                   7,551,774       9,520,393       10,831,130     14,789,965      16,136,216

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                    $19.86          $13.82          $11.11          $9.93          $10.00
    End of period                          $26.20          $19.86          $13.82         $11.11          $9.93
  Accumulation units outstanding
  at the end of period                   12,779,325      7,704,990       5,908,446       3,310,810        12,285

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division1

  Accumulation unit value:
    Beginning of period                    $16.25          $13.23          $16.89         $19.00          $19.21
    End of period                          $17.04          $16.25          $13.23         $16.89          $19.00
  Accumulation units outstanding
  at the end of period                   2,665,395       3,269,083       3,659,294       4,335,797      4,549,021

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division1

  Accumulation unit value:
    Beginning of period                    $15.77          $13.72          $10.52         $10.00           N/A
    End of period                          $19.21          $15.77          $13.72         $10.52           N/A
  Accumulation units outstanding
  at the end of period                   3,154,438       1,829,363        766,516         84,895           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division1

  Accumulation unit value:
    Beginning of period                    $16.18          $11.72          $15.39         $14.07          $16.44
    End of period                          $18.95          $16.18          $11.72         $15.39          $14.07
  Accumulation units outstanding
  at the end of period                   3,247,748       3,988,451       4,636,439       5,477,543      4,810,070

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division1

  Accumulation unit value:
    Beginning of period                    $13.98          $14.00          $11.12         $10.00           N/A
    End of period                          $16.44          $13.98          $14.00         $11.12           N/A
  Accumulation units outstanding
  at the end of period                   3,152,948       2,274,545        857,946         71,014           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $19.02          $15.87          $16.41         $15.05          $14.10
    End of period                          $20.80          $19.02          $15.87         $16.41          $15.05
  Accumulation units outstanding
  at the end of period                   10,080,607      10,817,218      11,302,837     11,986,416      10,032,286

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $14.31          $13.19          $11.29         $10.34          $10.00
    End of period                          $14.10          $14.31          $13.19         $11.29          $10.34
  Accumulation units outstanding
  at the end of period                   9,940,416       6,574,171       4,486,973       2,120,529        12,871






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                    $15.17          $12.09          $16.15         $21.84          $26.96
    End of period                          $16.91          $15.17          $12.09         $16.15          $21.84
  Accumulation units outstanding
  at the end of period                   7,556,994       9,434,893       11,426,408     15,246,847      16,776,830

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                    $21.13          $15.88          $13.22         $10.58          $10.00
    End of period                          $26.96          $21.13          $15.88         $13.22          $10.58
  Accumulation units outstanding
  at the end of period                   14,056,305      8,348,592       5,207,294       1,682,604         571

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.87          $12.70          $12.62         $12.12          $13.02
    End of period                          $15.37          $14.87          $12.70         $12.62          $12.12
  Accumulation units outstanding
  at the end of period                       -           7,501,178       8,221,752       9,858,774      9,117,909

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.06          $12.75          $11.26         $10.11          $10.00
    End of period                          $13.02          $13.06          $12.75         $11.26          $10.11
  Accumulation units outstanding
  at the end of period                   9,672,921       7,350,674       4,711,051       1,147,840         100






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $12.06          $12.18          $12.22         $11.98          $11.48
    End of period                          $11.99          $12.06          $12.18         $12.22          $11.98
  Accumulation units outstanding
  at the end of period                   3,232,514       4,703,950       7,398,187      10,944,112      8,517,299

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.12          $10.74          $10.37         $10.03          $10.00
    End of period                          $11.48          $11.12          $10.74         $10.37          $10.03
  Accumulation units outstanding
  at the end of period                   11,491,181      4,713,958       3,855,123       2,193,176        14,608

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                    $15.96          $12.99          $16.44         $17.80          $16.87
    End of period                          $17.27          $15.96          $12.99         $16.44          $17.80
  Accumulation units outstanding
  at the end of period                   9,322,373       11,465,841      13,958,334     17,374,199      18,374,087

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                    $17.29          $15.59          $12.98         $10.59          $10.00
    End of period                          $16.87          $17.29          $15.59         $12.98          $10.59
  Accumulation units outstanding
  at the end of period                   16,357,203      10,899,898      6,925,507       1,330,288        3,944






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $17.31          $15.46          $14.46         $13.73          $12.99
    End of period                          $18.25          $17.31          $15.46         $14.46          $13.73
  Accumulation units outstanding
  at the end of period                   3,129,555       3,622,211       3,816,201       4,053,144      4,116,938

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $12.94          $12.80          $11.74         $10.41          $10.00
    End of period                          $12.99          $12.94          $12.80         $11.74          $10.41
  Accumulation units outstanding
  at the end of period                   3,970,746       3,166,154       2,603,857        911,885         3,128

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $14.66          $14.70          $13.37         $12.67          $11.53
    End of period                          $15.02          $14.66          $14.70         $13.37          $12.67
  Accumulation units outstanding
  at the end of period                   6,692,120       9,069,174       14,668,784     12,659,553      8,258,157

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $12.00          $11.12          $10.33         $10.21          $10.00
    End of period                          $11.53          $12.00          $11.12         $10.33          $10.21
  Accumulation units outstanding
  at the end of period                   7,963,550       5,006,001       2,090,575        902,055         1,275






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $20.48          $15.91          $21.04         $23.77          $24.19
    End of period                          $22.19          $20.48          $15.91         $21.04          $23.77
  Accumulation units outstanding
  at the end of period                   10,119,927      11,790,991      12,765,760     15,911,916      16,685,946

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $20.14          $15.99          $12.53         $10.36          $10.00
    End of period                          $24.19          $20.14          $15.99         $12.53          $10.36
  Accumulation units outstanding
  at the end of period                   14,057,518      10,399,047      7,218,789       2,500,896        10,564

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division

  Accumulation unit value:
    Beginning of period                    $11.60          $9.16           $11.69         $14.87          $17.53
    End of period                          $13.31          $11.60          $9.16          $11.69          $14.87
  Accumulation units outstanding
  at the end of period                   4,007,667       5,340,224       6,591,626       7,467,615      7,353,097

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division

  Accumulation unit value:
    Beginning of period                    $13.46          $11.94          $11.78         $10.49          $10.00
    End of period                          $17.53          $13.46          $11.94         $11.78          $10.49
  Accumulation units outstanding
  at the end of period                   5,507,406       4,828,701       4,406,642       2,039,430        3,096






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $23.22          $16.99          $22.07         $22.72          $21.50
    End of period                          $27.03          $23.22          $16.99         $22.07          $22.72
  Accumulation units outstanding
  at the end of period                   8,830,489       10,141,081      10,928,820     13,844,072      15,106,446

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $17.58          $14.68          $12.59         $10.37          $10.00
    End of period                          $21.50          $17.58          $14.68         $12.59          $10.37
  Accumulation units outstanding
  at the end of period                   11,658,193      9,941,003       8,031,753       3,585,051        5,120

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division19

  Accumulation unit value:
    Beginning of period                    $5.59           $4.56           $6.71           $7.96          $10.00
    End of period                          $5.86           $5.59           $4.56           $6.71          $7.96
  Accumulation units outstanding
  at the end of period                   2,460,607       4,066,562       4,300,783       4,686,195      2,233,453

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division19

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division203

  Accumulation unit value:
    Beginning of period                    $13.94          $10.14          $9.33            N/A            N/A
    End of period                          $16.85          $13.94          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,316,984        739,134          22,509           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division203

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division30

  Accumulation unit value:
    Beginning of period                    $10.93          $10.58          $9.85          $10.00           N/A
    End of period                          $11.26          $10.93          $10.58          $9.85           N/A
  Accumulation units outstanding
  at the end of period                   4,242,669       5,266,037       6,035,970        851,411          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division30

  Accumulation unit value:
    Beginning of period                    $12.77          $9.33           $11.43         $10.00           N/A
    End of period                          $14.53          $12.77          $9.33          $11.43           N/A
  Accumulation units outstanding
  at the end of period                   2,444,452       2,542,468       2,022,206        161,376          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division30

  Accumulation unit value:
    Beginning of period                    $12.06          $9.49           $11.20         $10.00           N/A
    End of period                          $14.83          $12.06          $9.49          $11.20           N/A
  Accumulation units outstanding
  at the end of period                   2,937,925       2,071,739       1,945,294        102,381          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division674

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   9,523,409          N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division674

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division198

  Accumulation unit value:
    Beginning of period                    $13.55          $10.64          $10.22           N/A            N/A
    End of period                          $14.86          $13.55          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                    567,683         548,237          83,108           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division198

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division17

  Accumulation unit value:
    Beginning of period                    $9.49           $7.66           $8.61           $9.00          $8.67
    End of period                          $9.63           $9.49           $7.66           $8.61          $9.00
  Accumulation units outstanding
  at the end of period                   4,246,007       4,260,951       4,204,922       2,654,212      2,340,312

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    898,160           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division17

  Accumulation unit value:
    Beginning of period                    $8.61           $7.34           $9.09          $11.72          $10.98
    End of period                          $9.99           $8.61           $7.34           $9.09          $11.72
  Accumulation units outstanding
  at the end of period                   1,585,294       3,227,038       2,794,216       2,181,891      1,617,989

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.98           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    836,713           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division17

  Accumulation unit value:
    Beginning of period                    $9.35           $7.12           $8.38           $8.56          $8.93
    End of period                          $11.81          $9.35           $7.12           $8.38          $8.56
  Accumulation units outstanding
  at the end of period                   2,065,880       2,367,531       1,663,442        940,817        588,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    227,870           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division17

  Accumulation unit value:
    Beginning of period                    $9.99           $7.63           $8.76           $7.78          $8.24
    End of period                          $12.01          $9.99           $7.63           $8.76          $7.78
  Accumulation units outstanding
  at the end of period                   1,944,847       2,524,900       1,813,423        927,576        458,998

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    225,236           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division17

  Accumulation unit value:
    Beginning of period                    $16.64          $11.40          $14.04         $14.82          $12.29
    End of period                          $18.47          $16.64          $11.40         $14.04          $14.82
  Accumulation units outstanding
  at the end of period                   1,060,719       2,134,597       1,570,798        997,595        521,580

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $12.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    170,871           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division17

  Accumulation unit value:
    Beginning of period                    $5.76           $4.02           $6.49          $11.93          $15.28
    End of period                          $5.74           $5.76           $4.02           $6.49          $11.93
  Accumulation units outstanding
  at the end of period                    223,808        3,401,629       3,471,994       3,016,465      1,683,181

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $15.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    512,510           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.59          $8.37           $12.23         $13.32          $9.67
    End of period                          $10.81          $10.59          $8.37          $12.23          $13.32
  Accumulation units outstanding
  at the end of period                    121,521        2,061,617       2,094,390       1,953,625      1,311,066

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    418,359           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.86          $8.27           $9.75          $11.18          $8.91
    End of period                          $12.16          $10.86          $8.27           $9.75          $11.18
  Accumulation units outstanding
  at the end of period                     74,051        1,571,108       1,660,329       1,596,407      1,008,606

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    280,321           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division17

  Accumulation unit value:
    Beginning of period                    $13.27          $10.21          $10.73         $14.61          $10.20
    End of period                          $17.44          $13.27          $10.21         $10.73          $14.61
  Accumulation units outstanding
  at the end of period                    412,820         646,956         692,179         673,841        357,749

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     74,681           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division17

  Accumulation unit value:
    Beginning of period                    $10.06          $8.44           $9.10          $10.10          $9.48
    End of period                          $10.92          $10.06          $8.44           $9.10          $10.10
  Accumulation units outstanding
  at the end of period                     56,224        1,022,740       1,079,249        864,203        426,052

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.48            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    176,274           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division17

  Accumulation unit value:
    Beginning of period                    $3.93           $5.59           $5.59          $10.79          $14.99
    End of period                          $4.57           $3.93           $3.00           $5.59          $10.79
  Accumulation units outstanding
  at the end of period                    200,248        2,004,639       1,953,721       1,834,516      1,158,100

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $14.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    336,879           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division19

  Accumulation unit value:
    Beginning of period                    $6.48           $4.92           $7.06           $9.81          $10.00
    End of period                          $7.58           $6.48           $4.92           $7.06          $9.81
  Accumulation units outstanding
  at the end of period                   1,831,953       2,031,174       2,256,106       2,574,918      1,840,603

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division19

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division19

  Accumulation unit value:
    Beginning of period                    $9.51           $8.48           $9.20           $9.77          $10.00
    End of period                          $10.26          $9.51           $8.48           $9.20          $9.77
  Accumulation units outstanding
  at the end of period                   4,336,372       5,316,061       5,839,788       5,987,405      2,453,090

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division19

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division19

  Accumulation unit value:
    Beginning of period                    $11.78          $9.20           $11.21         $11.29          $10.00
    End of period                          $13.38          $11.78          $9.20          $11.21          $11.29
  Accumulation units outstanding
  at the end of period                   7,053,450       7,141,219       7,225,836       7,290,624      1,379,388

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division19

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division198

  Accumulation unit value:
    Beginning of period                    $13.38          $10.62          $10.22           N/A            N/A
    End of period                          $14.52          $13.38          $10.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,291,259        939,907         212,193           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division198

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division199

  Accumulation unit value:
    Beginning of period                    $13.84          $10.43          $9.85            N/A            N/A
    End of period                          $15.80          $13.84          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                    751,941         480,791          87,434           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division199

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division199

  Accumulation unit value:
    Beginning of period                    $15.15          $10.53          $9.96            N/A            N/A
    End of period                          $17.54          $15.15          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                    669,538         501,743          57,890           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division199

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division199

  Accumulation unit value:
    Beginning of period                    $13.96          $10.31          $9.93            N/A            N/A
    End of period                          $16.45          $13.96          $10.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                    758,714         428,981          30,077           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division199

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division198

  Accumulation unit value:
    Beginning of period                    $10.27          $10.12          $10.00           N/A            N/A
    End of period                          $10.50          $10.27          $10.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                    591,852         181,155          79,158           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division198

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                    $9.75           $7.03           $9.18          $10.00           N/A
    End of period                          $11.34          $9.75           $7.03           $9.18           N/A
  Accumulation units outstanding
  at the end of period                   3,005,388       2,531,796       2,229,767        866,690          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                    $7.98           $6.87           $9.33          $10.00           N/A
    End of period                          $8.21           $7.98           $6.87           $9.33           N/A
  Accumulation units outstanding
  at the end of period                    641,932         802,482         596,099         399,449          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $10.31          $8.04           $10.94         $10.00           N/A
    End of period                          $11.19          $10.31          $8.04          $10.94           N/A
  Accumulation units outstanding
  at the end of period                    949,952         848,882         257,926         41,057           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $11.32          $8.29           $11.57         $10.00           N/A
    End of period                          $11.93          $11.32          $8.29          $11.57           N/A
  Accumulation units outstanding
  at the end of period                    652,791        1,282,024        822,117         154,845          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division30

  Accumulation unit value:
    Beginning of period                    $9.44           $7.80           $11.02         $10.00           N/A
    End of period                          $9.23           $9.44           $7.80          $11.02           N/A
  Accumulation units outstanding
  at the end of period                       -            312,288         331,809         71,912           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Value Division205

  Accumulation unit value:
    Beginning of period                    $14.53          $10.93          $9.50            N/A            N/A
    End of period                          $16.45          $14.53          $10.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,031,458        562,971          30,771           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Value Division205

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division684

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,904           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division684

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division679

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     98,576           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division679

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division684

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,967           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division684

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division679

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    430,370           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division679

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division4

  Accumulation unit value:
    Beginning of period                    $11.67          $10.05          $11.13         $11.85          $12.21
    End of period                          $12.60          $11.67          $10.05         $11.13          $11.85
  Accumulation units outstanding
  at the end of period                   13,786,661      15,113,050      16,064,876     16,213,693      11,548,615

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division4

  Accumulation unit value:
    Beginning of period                    $10.36          $10.00           N/A             N/A            N/A
    End of period                          $12.21          $10.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   5,873,298        967,674           N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division3

  Accumulation unit value:
    Beginning of period                    $11.75          $9.79           $11.33         $12.40          $13.15
    End of period                          $12.91          $11.75          $9.79          $11.33          $12.40
  Accumulation units outstanding
  at the end of period                   20,710,783      22,234,816      23,364,549     25,281,429      17,565,944

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division3

  Accumulation unit value:
    Beginning of period                    $10.52          $10.00           N/A             N/A            N/A
    End of period                          $13.15          $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   8,312,453       1,198,566          N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division3

  Accumulation unit value:
    Beginning of period                    $11.42          $9.13           $11.33         $12.85          $14.38
    End of period                          $12.68          $11.42          $9.13          $11.33          $12.85
  Accumulation units outstanding
  at the end of period                   19,109,930      7,250,948       7,814,916       9,087,381      7,064,128

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division3

  Accumulation unit value:
    Beginning of period                    $10.77          $10.00           N/A             N/A            N/A
    End of period                          $14.38          $10.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,790,656        410,888           N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I2

  Accumulation unit value:
    Beginning of period                    $11.02          $8.55           $11.30         $13.28          $16.25
    End of period                          $11.27          $11.02          $8.55          $11.30          $13.28
  Accumulation units outstanding
  at the end of period                       -           3,663,862       4,308,780       5,007,185      4,279,446

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I2

  Accumulation unit value:
    Beginning of period                    $11.07          $10.00           N/A             N/A            N/A
    End of period                          $16.25          $11.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,438,910        220,495           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division I5

  Accumulation unit value:
    Beginning of period                    $10.28          $8.05           $10.65         $12.61          $14.87
    End of period                          $10.48          $10.28          $8.05          $10.65          $12.61
  Accumulation units outstanding
  at the end of period                       -           9,720,273       10,657,778     13,042,220      10,443,838

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division I5

  Accumulation unit value:
    Beginning of period                    $10.53          $10.00           N/A             N/A            N/A
    End of period                          $14.87          $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   3,994,657        478,149           N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I6

  Accumulation unit value:
    Beginning of period                    $10.52          $8.21           $10.84         $12.75          $15.24
    End of period                          $10.75          $10.52          $8.21          $10.84          $12.75
  Accumulation units outstanding
  at the end of period                       -           2,651,294       2,991,831       3,663,573      3,066,578

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I6

  Accumulation unit value:
    Beginning of period                    $10.64          $10.00           N/A             N/A            N/A
    End of period                          $15.24          $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,183,888        304,127           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division232

  Accumulation unit value:
    Beginning of period                    $13.52          $10.47          $11.06           N/A            N/A
    End of period                          $13.79          $13.52          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             63,894          1,932            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division232

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division199

  Accumulation unit value:
    Beginning of period                    $12.57          $10.45          $9.77            N/A            N/A
    End of period                          $12.81          $12.57          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -            159,062          26,462           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division199

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division216

  Accumulation unit value:
    Beginning of period                    $13.06          $10.47          $10.42           N/A            N/A
    End of period                          $13.34          $13.06          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             19,501          7,572            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division216

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division683

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,770           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division683

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division685

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,719           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division685

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A




ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.70% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
BASE CONTRACT WITH EARNINGS PROTECTION BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $9.40           $7.06           $10.22         $10.00           N/A
    End of period                          $10.32          $9.40           $7.06          $10.22           N/A
  Accumulation units outstanding
  at the end of period                     9,495           2,821           2,823           3,741           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division30

  Accumulation unit value:
    Beginning of period                    $9.42           $7.06           $10.15         $10.00           N/A
    End of period                          $10.93          $9.42           $7.06          $10.15           N/A
  Accumulation units outstanding
  at the end of period                      172             172             173            1,720           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.07           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division30

  Accumulation unit value:
    Beginning of period                    $8.89           $6.68           $10.17         $10.00           N/A
    End of period                          $9.18           $8.89           $6.68          $10.17           N/A
  Accumulation units outstanding
  at the end of period                     1,393           4,738           1,332            150            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division30

  Accumulation unit value:
    Beginning of period                    $9.70           $7.92           $10.14         $10.00           N/A
    End of period                          $10.13          $9.70           $7.92          $10.14           N/A
  Accumulation units outstanding
  at the end of period                      367            2,311           2,483           1,955           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division30

  Accumulation unit value:
    Beginning of period                    $11.46          $8.33           $10.97         $10.00           N/A
    End of period                          $13.39          $11.46          $8.33          $10.97           N/A
  Accumulation units outstanding
  at the end of period                     1,158           1,191           5,505           7,152           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division30

  Accumulation unit value:
    Beginning of period                    $11.73          $9.81           $10.18         $10.00           N/A
    End of period                          $12.79          $11.73          $9.81          $10.18           N/A
  Accumulation units outstanding
  at the end of period                     6,673           6,796           7,242            102            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division37

  Accumulation unit value:
    Beginning of period                    $9.42           $7.53           $10.00           N/A            N/A
    End of period                          $10.47          $9.42           $7.53            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,060           1,049           1,037            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division37

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division30

  Accumulation unit value:
    Beginning of period                    $11.68          $10.01          $9.98          $10.00           N/A
    End of period                          $12.05          $11.68          $10.01          $9.98           N/A
  Accumulation units outstanding
  at the end of period                       -             4,802           4,217           1,029           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division30

  Accumulation unit value:
    Beginning of period                    $9.81           $9.93           $10.00         $10.00           N/A
    End of period                          $9.72           $9.81           $9.93          $10.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,349            500            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division30

  Accumulation unit value:
    Beginning of period                    $9.81           $8.01           $10.17         $10.00           N/A
    End of period                          $10.59          $9.81           $8.01          $10.17           N/A
  Accumulation units outstanding
  at the end of period                      910            5,756           5,738           5,048           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division30

  Accumulation unit value:
    Beginning of period                    $11.77          $10.54          $9.89          $10.00           N/A
    End of period                          $12.37          $11.77          $10.54          $9.89           N/A
  Accumulation units outstanding
  at the end of period                     1,046            779             782             964            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division30

  Accumulation unit value:
    Beginning of period                    $10.49          $10.55          $9.62          $10.00           N/A
    End of period                          $10.71          $10.49          $10.55          $9.62           N/A
  Accumulation units outstanding
  at the end of period                     2,972           4,664           15,985          4,300           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division30

  Accumulation unit value:
    Beginning of period                    $9.79           $7.63           $10.12         $10.00           N/A
    End of period                          $10.58          $9.79           $7.63          $10.12           N/A
  Accumulation units outstanding
  at the end of period                     1,697           1,686           1,647            619            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division30

  Accumulation unit value:
    Beginning of period                    $10.05          $7.95           $10.19         $10.00           N/A
    End of period                          $11.49          $10.05          $7.95          $10.19           N/A
  Accumulation units outstanding
  at the end of period                      149            6,365           5,535           2,859           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division30

  Accumulation unit value:
    Beginning of period                    $11.16          $8.19           $10.67         $10.00           N/A
    End of period                          $12.96          $11.16          $8.19          $10.67           N/A
  Accumulation units outstanding
  at the end of period                     4,660           2,335           2,500           3,550           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division30

  Accumulation unit value:
    Beginning of period                    $8.35           $6.83           $10.08         $10.00           N/A
    End of period                          $8.73           $8.35           $6.83          $10.08           N/A
  Accumulation units outstanding
  at the end of period                      650            13,608          13,895          4,805           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division444

  Accumulation unit value:
    Beginning of period                    $13.89          $12.70           N/A             N/A            N/A
    End of period                          $16.73          $13.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,482           2,427            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division444

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division30

  Accumulation unit value:
    Beginning of period                    $11.02          $10.70          $10.00         $10.00           N/A
    End of period                          $11.32          $11.02          $10.70         $10.00           N/A
  Accumulation units outstanding
  at the end of period                     2,865           7,542           4,196            300            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division35

  Accumulation unit value:
    Beginning of period                    $11.10          $8.13           $10.00           N/A            N/A
    End of period                          $12.59          $11.10          $8.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,841           3,869             81             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division35

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division30

  Accumulation unit value:
    Beginning of period                    $11.34          $8.95           $10.59         $10.00           N/A
    End of period                          $13.90          $11.34          $8.95          $10.59           N/A
  Accumulation units outstanding
  at the end of period                      495             494             476             150            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division674

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,941            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division674

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division35

  Accumulation unit value:
    Beginning of period                    $10.99          $8.89           $10.00           N/A            N/A
    End of period                          $11.11          $10.99          $8.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,674           2,666           2,541            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division35

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $9.61           $7.32           $10.54         $10.00           N/A
    End of period                          $11.23          $9.61           $7.32          $10.54           N/A
  Accumulation units outstanding
  at the end of period                       30              29            1,358            494            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division30

  Accumulation unit value:
    Beginning of period                    $10.21          $9.13           $9.94          $10.00           N/A
    End of period                          $10.98          $10.21          $9.13           $9.94           N/A
  Accumulation units outstanding
  at the end of period                     3,678           4,590           4,540           1,584           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division30

  Accumulation unit value:
    Beginning of period                    $10.67          $8.36           $10.22         $10.00           N/A
    End of period                          $12.09          $10.67          $8.36          $10.22           N/A
  Accumulation units outstanding
  at the end of period                     9,781           9,215           8,098            300            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division196

  Accumulation unit value:
    Beginning of period                    $10.23          $10.11          $10.00           N/A            N/A
    End of period                          $10.43          $10.23          $10.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,103             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division196

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                    $10.61          $7.68           $10.06         $10.00           N/A
    End of period                          $12.31          $10.61          $7.68          $10.06           N/A
  Accumulation units outstanding
  at the end of period                     2,213           1,894           5,471           1,746           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                    $8.65           $7.47           $10.17         $10.00           N/A
    End of period                          $8.87           $8.65           $7.47          $10.17           N/A
  Accumulation units outstanding
  at the end of period                      439             438            1,783            499            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division57

  Accumulation unit value:
    Beginning of period                    $10.05          $7.86           $10.00           N/A            N/A
    End of period                          $10.87          $10.05          $7.86            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,731            854             437             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division57

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $10.58          $7.78           $10.88         $10.00           N/A
    End of period                          $11.12          $10.58          $7.78          $10.88           N/A
  Accumulation units outstanding
  at the end of period                      702            4,432           2,341            150            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division32

  Accumulation unit value:
    Beginning of period                    $8.54           $7.08           $10.00           N/A            N/A
    End of period                          $8.35           $8.54           $7.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,330           2,331            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division32

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division30

  Accumulation unit value:
    Beginning of period                    $10.50          $9.07           $10.08         $10.00           N/A
    End of period                          $11.31          $10.50          $9.07          $10.08           N/A
  Accumulation units outstanding
  at the end of period                     20,553          20,770          29,183          4,715           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division30

  Accumulation unit value:
    Beginning of period                    $10.46          $8.74           $10.15         $10.00           N/A
    End of period                          $11.46          $10.46          $8.74          $10.15           N/A
  Accumulation units outstanding
  at the end of period                    215,690         216,117         222,262          1,720           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division30

  Accumulation unit value:
    Beginning of period                    $10.12          $8.12           $10.10         $10.00           N/A
    End of period                          $11.20          $10.12          $8.12          $10.10           N/A
  Accumulation units outstanding
  at the end of period                     7,786           4,410           6,585            42             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I40

  Accumulation unit value:
    Beginning of period                    $9.83           $7.72           $10.00           N/A            N/A
    End of period                          $10.00          $9.83           $7.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,459           3,464            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I40

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A



                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 2, 2005



                          INDIVIDUAL AND GROUP DEFERRED
         FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 2, 2005. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 17240, Denver, Colorado 80217-0240, or calling 1-800-766-4683. Not all Investment Divisions described in this SAI may be available for investment.





                                TABLE OF CONTENTS
                                                                        PAGE

General Information and History............................................2
Services...................................................................4
Purchase of Securities Being Offered.......................................4
Underwriters...............................................................4
Calculation of Performance.................................................5
Additional Tax Information.................................................7
Net Investment Factor ....................................................19
Condensed Financial Information ..........................................21

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National(R)). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and the JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Division or any member of the public regarding the advisability of investing in securities generally or in the Division particularly or the ability of the S&P 500(R) Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 Indexes that are determined, composed and calculated by S&P without regard to the Licensee or the Division. S&P has no obligation to take the needs of the Licensee or the owners of the Division into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Division or the timing of the issuance or sale of the Division or in the determination or calculation of the equation by which the Division is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Division.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks oF ThE Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

SERVICES

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.

For Perspective, the aggregate amount of underwriting commissions paid to broker/dealers were: $19,542,639 in 2002, $8,715,026 in 2003 and $10,845,871 in
2004. JNLD did not retain any portion of the commissions.

For Defined Strategies, the aggregate amount of underwriting commissions paid to broker/dealers were: $4,264,187 in 2002, $784,410 in 2003 and $621,434 in 2004.
JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson National advertises performance for an Investment Division (except the JNL/Select Money Market Division (formerly, JNL/PPM America Money Market Division)), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes, which may be assessed by certain states.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment, therefore Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment, which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         [OBJECT OMITTED]

Where:

      a         =         net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
      b         =         expenses for the Investment Division accrued for the period (net of reimbursements).
      c         =         the average daily number of accumulation units outstanding during the period.
      d         =         the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund, is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON NATIONAL'S TAX STATUS

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only twelve investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 57 Investment Divisions and 7 Fixed Account options although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision that indicated it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to Fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005 and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will be $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

               o    attains age 70 1/2,

               o    severs employment,

               o    dies, or

               o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

          (a)  is the net result of:

               (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

               (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

               (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

          (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

          (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The following tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated
- for each of the Perspective and Defined Strategies Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information.

With these tables, please note the following changes with the Investment Divisions. Effective October 4, 2004, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

       JNL/PPM America High Yield Bond TO JNL/Salomon Brothers High Yield Bond
                 JNL/PPM America Balanced TO JNL/Select Balanced
             JNL/PPM America Money Market TO JNL Select Money Market
                    JNL/PPM America Value TO JNL/Select Value
      JNL/S&P Conservative Growth Fund I TO JNL/S&P Managed Moderate Growth
            JNL/S&P Moderate Growth Fund I TO JNL/S&P Managed Growth
      JNL/S&P Aggressive Growth Fund I TO JNL/S&P Managed Aggressive Growth

Also effective October 4, 2004, the JNL/S&P Core Index 100 Fund MERGED INTO the JNL/S&P Managed Growth Fund, and all of the JNL/S&P Equity Aggressive Growth Fund I, JNL/S&P Equity Growth Fund I, JNL/S&P Very Aggressive Growth Fund I, JNL/S&P Core Index 50 Fund, and JNL/S&P Core Index 75 Fund MERGED INTO the JNL/S&P Managed Aggressive Growth Fund.

Effective May 2, 2005, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

                       JNL/Putnam International Equity TO JNL/JPMorgan International Equity
                        JNL/Alliance Capital Growth TO JNL/T. Rowe Price Established Growth
               JNL/Mellon Capital Management NASDAQ (R) 15 TO JNL/Mellon Capital Management Nasdaq (R) 15
 JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector TO JNL/Mellon Capital Management Healthcare Sector
           JNL/Mellon Capital Management Energy Sector TO JNL/Mellon Capital Management Oil & Gas Sector

Also Effective May 2, 2005, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet: JNL/AIM Real Estate; JNL Franklin Templeton Small Cap Value; and JNL/Goldman Sachs Mid Cap Value.

ACCUMULATION UNIT VALUES
BASE CONTRACT - M&E 1.40%

PERSPECTIVE

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division

  Accumulation unit value:
    Beginning of period                    $19.63          $14.69          $21.21         $30.83          $39.54
    End of period                          $21.61          $19.63          $14.69         $21.21          $30.83
  Accumulation units outstanding
  at the end of period                   7,702,803       9,277,974       11,223,192     15,754,272      17,580,395

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division

  Accumulation unit value:
    Beginning of period                    $20.62          $13.26          $11.95         $10.20          $10.00
    End of period                          $39.54          $20.62          $13.26         $11.95          $10.20
  Accumulation units outstanding
  at the end of period                   13,399,786      6,839,305       5,371,379       2,355,530        4,008






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                    $14.05          $10.51          $15.05         $25.52          $39.66
    End of period                          $16.35          $14.05          $10.51         $15.05          $25.52
  Accumulation units outstanding
  at the end of period                   7,525,469       9,476,936       11,407,014     15,885,658      17,431,473

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                    $17.94          $13.46          $11.87         $10.34          $10.00
    End of period                          $39.66          $17.94          $13.46         $11.87          $10.34
  Accumulation units outstanding
  at the end of period                   12,048,149      5,849,883       5,132,743       2,985,668        1,587

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $17.27          $14.12          $19.65         $26.06          $32.33
    End of period                          $18.96          $17.27          $14.12         $19.65          $26.06
  Accumulation units outstanding
  at the end of period                   7,435,249       9,420,842       12,349,379     16,824,375      20,248,887

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $19.92          $15.93          $13.57         $10.48          $10.00
    End of period                          $32.33          $19.92          $15.93         $13.57          $10.48
  Accumulation units outstanding
  at the end of period                   15,866,078      11,242,198      9,067,277       3,090,234        4,778






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                    $17.06          $12.79          $19.41         $22.36          $26.20
    End of period                          $17.67          $17.06          $12.79         $19.41          $22.36
  Accumulation units outstanding
  at the end of period                   7,551,774       9,520,393       10,831,130     14,789,965      16,136,216

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                    $19.86          $13.82          $11.11          $9.93          $10.00
    End of period                          $26.20          $19.86          $13.82         $11.11          $9.93
  Accumulation units outstanding
  at the end of period                   12,779,325      7,704,990       5,908,446       3,310,810        12,285

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division1

  Accumulation unit value:
    Beginning of period                    $16.25          $13.23          $16.89         $19.00          $19.21
    End of period                          $17.04          $16.25          $13.23         $16.89          $19.00
  Accumulation units outstanding
  at the end of period                   2,665,395       3,269,083       3,659,294       4,335,797      4,549,021

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division1

  Accumulation unit value:
    Beginning of period                    $15.77          $13.72          $10.52         $10.00           N/A
    End of period                          $19.21          $15.77          $13.72         $10.52           N/A
  Accumulation units outstanding
  at the end of period                   3,154,438       1,829,363        766,516         84,895           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division1

  Accumulation unit value:
    Beginning of period                    $16.18          $11.72          $15.39         $14.07          $16.44
    End of period                          $18.95          $16.18          $11.72         $15.39          $14.07
  Accumulation units outstanding
  at the end of period                   3,247,748       3,988,451       4,636,439       5,477,543      4,810,070

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division1

  Accumulation unit value:
    Beginning of period                    $13.98          $14.00          $11.12         $10.00           N/A
    End of period                          $16.44          $13.98          $14.00         $11.12           N/A
  Accumulation units outstanding
  at the end of period                   3,152,948       2,274,545        857,946         71,014           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $19.02          $15.87          $16.41         $15.05          $14.10
    End of period                          $20.80          $19.02          $15.87         $16.41          $15.05
  Accumulation units outstanding
  at the end of period                   10,080,607      10,817,218      11,302,837     11,986,416      10,032,286

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $14.31          $13.19          $11.29         $10.34          $10.00
    End of period                          $14.10          $14.31          $13.19         $11.29          $10.34
  Accumulation units outstanding
  at the end of period                   9,940,416       6,574,171       4,486,973       2,120,529        12,871






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                    $15.17          $12.09          $16.15         $21.84          $26.96
    End of period                          $16.91          $15.17          $12.09         $16.15          $21.84
  Accumulation units outstanding
  at the end of period                   7,556,994       9,434,893       11,426,408     15,246,847      16,776,830

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                    $21.13          $15.88          $13.22         $10.58          $10.00
    End of period                          $26.96          $21.13          $15.88         $13.22          $10.58
  Accumulation units outstanding
  at the end of period                   14,056,305      8,348,592       5,207,294       1,682,604         571

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.87          $12.70          $12.62         $12.12          $13.02
    End of period                          $15.37          $14.87          $12.70         $12.62          $12.12
  Accumulation units outstanding
  at the end of period                       -           7,501,178       8,221,752       9,858,774      9,117,909

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.06          $12.75          $11.26         $10.11          $10.00
    End of period                          $13.02          $13.06          $12.75         $11.26          $10.11
  Accumulation units outstanding
  at the end of period                   9,672,921       7,350,674       4,711,051       1,147,840         100






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $12.06          $12.18          $12.22         $11.98          $11.48
    End of period                          $11.99          $12.06          $12.18         $12.22          $11.98
  Accumulation units outstanding
  at the end of period                   3,232,514       4,703,950       7,398,187      10,944,112      8,517,299

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.12          $10.74          $10.37         $10.03          $10.00
    End of period                          $11.48          $11.12          $10.74         $10.37          $10.03
  Accumulation units outstanding
  at the end of period                   11,491,181      4,713,958       3,855,123       2,193,176        14,608

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                    $15.96          $12.99          $16.44         $17.80          $16.87
    End of period                          $17.27          $15.96          $12.99         $16.44          $17.80
  Accumulation units outstanding
  at the end of period                   9,322,373       11,465,841      13,958,334     17,374,199      18,374,087

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                    $17.29          $15.59          $12.98         $10.59          $10.00
    End of period                          $16.87          $17.29          $15.59         $12.98          $10.59
  Accumulation units outstanding
  at the end of period                   16,357,203      10,899,898      6,925,507       1,330,288        3,944






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $17.31          $15.46          $14.46         $13.73          $12.99
    End of period                          $18.25          $17.31          $15.46         $14.46          $13.73
  Accumulation units outstanding
  at the end of period                   3,129,555       3,622,211       3,816,201       4,053,144      4,116,938

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $12.94          $12.80          $11.74         $10.41          $10.00
    End of period                          $12.99          $12.94          $12.80         $11.74          $10.41
  Accumulation units outstanding
  at the end of period                   3,970,746       3,166,154       2,603,857        911,885         3,128

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $14.66          $14.70          $13.37         $12.67          $11.53
    End of period                          $15.02          $14.66          $14.70         $13.37          $12.67
  Accumulation units outstanding
  at the end of period                   6,692,120       9,069,174       14,668,784     12,659,553      8,258,157

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $12.00          $11.12          $10.33         $10.21          $10.00
    End of period                          $11.53          $12.00          $11.12         $10.33          $10.21
  Accumulation units outstanding
  at the end of period                   7,963,550       5,006,001       2,090,575        902,055         1,275






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $20.48          $15.91          $21.04         $23.77          $24.19
    End of period                          $22.19          $20.48          $15.91         $21.04          $23.77
  Accumulation units outstanding
  at the end of period                   10,119,927      11,790,991      12,765,760     15,911,916      16,685,946

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $20.14          $15.99          $12.53         $10.36          $10.00
    End of period                          $24.19          $20.14          $15.99         $12.53          $10.36
  Accumulation units outstanding
  at the end of period                   14,057,518      10,399,047      7,218,789       2,500,896        10,564

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division

  Accumulation unit value:
    Beginning of period                    $11.60          $9.16           $11.69         $14.87          $17.53
    End of period                          $13.31          $11.60          $9.16          $11.69          $14.87
  Accumulation units outstanding
  at the end of period                   4,007,667       5,340,224       6,591,626       7,467,615      7,353,097

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division

  Accumulation unit value:
    Beginning of period                    $13.46          $11.94          $11.78         $10.49          $10.00
    End of period                          $17.53          $13.46          $11.94         $11.78          $10.49
  Accumulation units outstanding
  at the end of period                   5,507,406       4,828,701       4,406,642       2,039,430        3,096






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $23.22          $16.99          $22.07         $22.72          $21.50
    End of period                          $27.03          $23.22          $16.99         $22.07          $22.72
  Accumulation units outstanding
  at the end of period                   8,830,489       10,141,081      10,928,820     13,844,072      15,106,446

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $17.58          $14.68          $12.59         $10.37          $10.00
    End of period                          $21.50          $17.58          $14.68         $12.59          $10.37
  Accumulation units outstanding
  at the end of period                   11,658,193      9,941,003       8,031,753       3,585,051        5,120

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division19

  Accumulation unit value:
    Beginning of period                    $5.59           $4.56           $6.71           $7.96          $10.00
    End of period                          $5.86           $5.59           $4.56           $6.71          $7.96
  Accumulation units outstanding
  at the end of period                   2,460,607       4,066,562       4,300,783       4,686,195      2,233,453

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division19

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division203

  Accumulation unit value:
    Beginning of period                    $13.94          $10.14          $9.33            N/A            N/A
    End of period                          $16.85          $13.94          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,316,984        739,134          22,509           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division203

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division30

  Accumulation unit value:
    Beginning of period                    $10.93          $10.58          $9.85          $10.00           N/A
    End of period                          $11.26          $10.93          $10.58          $9.85           N/A
  Accumulation units outstanding
  at the end of period                   4,242,669       5,266,037       6,035,970        851,411          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division30

  Accumulation unit value:
    Beginning of period                    $12.77          $9.33           $11.43         $10.00           N/A
    End of period                          $14.53          $12.77          $9.33          $11.43           N/A
  Accumulation units outstanding
  at the end of period                   2,444,452       2,542,468       2,022,206        161,376          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division30

  Accumulation unit value:
    Beginning of period                    $12.06          $9.49           $11.20         $10.00           N/A
    End of period                          $14.83          $12.06          $9.49          $11.20           N/A
  Accumulation units outstanding
  at the end of period                   2,937,925       2,071,739       1,945,294        102,381          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division674

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   9,523,409          N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division674

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division198

  Accumulation unit value:
    Beginning of period                    $13.55          $10.64          $10.22           N/A            N/A
    End of period                          $14.86          $13.55          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                    567,683         548,237          83,108           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division198

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division17

  Accumulation unit value:
    Beginning of period                    $9.49           $7.66           $8.61           $9.00          $8.67
    End of period                          $9.63           $9.49           $7.66           $8.61          $9.00
  Accumulation units outstanding
  at the end of period                   4,246,007       4,260,951       4,204,922       2,654,212      2,340,312

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    898,160           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division17

  Accumulation unit value:
    Beginning of period                    $8.61           $7.34           $9.09          $11.72          $10.98
    End of period                          $9.99           $8.61           $7.34           $9.09          $11.72
  Accumulation units outstanding
  at the end of period                   1,585,294       3,227,038       2,794,216       2,181,891      1,617,989

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.98           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    836,713           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division17

  Accumulation unit value:
    Beginning of period                    $9.35           $7.12           $8.38           $8.56          $8.93
    End of period                          $11.81          $9.35           $7.12           $8.38          $8.56
  Accumulation units outstanding
  at the end of period                   2,065,880       2,367,531       1,663,442        940,817        588,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    227,870           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division17

  Accumulation unit value:
    Beginning of period                    $9.99           $7.63           $8.76           $7.78          $8.24
    End of period                          $12.01          $9.99           $7.63           $8.76          $7.78
  Accumulation units outstanding
  at the end of period                   1,944,847       2,524,900       1,813,423        927,576        458,998

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    225,236           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division17

  Accumulation unit value:
    Beginning of period                    $16.64          $11.40          $14.04         $14.82          $12.29
    End of period                          $18.47          $16.64          $11.40         $14.04          $14.82
  Accumulation units outstanding
  at the end of period                   1,060,719       2,134,597       1,570,798        997,595        521,580

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $12.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    170,871           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division17

  Accumulation unit value:
    Beginning of period                    $5.76           $4.02           $6.49          $11.93          $15.28
    End of period                          $5.74           $5.76           $4.02           $6.49          $11.93
  Accumulation units outstanding
  at the end of period                    223,808        3,401,629       3,471,994       3,016,465      1,683,181

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $15.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    512,510           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.59          $8.37           $12.23         $13.32          $9.67
    End of period                          $10.81          $10.59          $8.37          $12.23          $13.32
  Accumulation units outstanding
  at the end of period                    121,521        2,061,617       2,094,390       1,953,625      1,311,066

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    418,359           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.86          $8.27           $9.75          $11.18          $8.91
    End of period                          $12.16          $10.86          $8.27           $9.75          $11.18
  Accumulation units outstanding
  at the end of period                     74,051        1,571,108       1,660,329       1,596,407      1,008,606

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    280,321           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division17

  Accumulation unit value:
    Beginning of period                    $13.27          $10.21          $10.73         $14.61          $10.20
    End of period                          $17.44          $13.27          $10.21         $10.73          $14.61
  Accumulation units outstanding
  at the end of period                    412,820         646,956         692,179         673,841        357,749

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     74,681           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division17

  Accumulation unit value:
    Beginning of period                    $10.06          $8.44           $9.10          $10.10          $9.48
    End of period                          $10.92          $10.06          $8.44           $9.10          $10.10
  Accumulation units outstanding
  at the end of period                     56,224        1,022,740       1,079,249        864,203        426,052

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.48            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    176,274           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division17

  Accumulation unit value:
    Beginning of period                    $3.93           $5.59           $5.59          $10.79          $14.99
    End of period                          $4.57           $3.93           $3.00           $5.59          $10.79
  Accumulation units outstanding
  at the end of period                    200,248        2,004,639       1,953,721       1,834,516      1,158,100

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $14.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    336,879           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division19

  Accumulation unit value:
    Beginning of period                    $6.48           $4.92           $7.06           $9.81          $10.00
    End of period                          $7.58           $6.48           $4.92           $7.06          $9.81
  Accumulation units outstanding
  at the end of period                   1,831,953       2,031,174       2,256,106       2,574,918      1,840,603

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division19

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division19

  Accumulation unit value:
    Beginning of period                    $9.51           $8.48           $9.20           $9.77          $10.00
    End of period                          $10.26          $9.51           $8.48           $9.20          $9.77
  Accumulation units outstanding
  at the end of period                   4,336,372       5,316,061       5,839,788       5,987,405      2,453,090

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division19

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division19

  Accumulation unit value:
    Beginning of period                    $11.78          $9.20           $11.21         $11.29          $10.00
    End of period                          $13.38          $11.78          $9.20          $11.21          $11.29
  Accumulation units outstanding
  at the end of period                   7,053,450       7,141,219       7,225,836       7,290,624      1,379,388

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division19

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division198

  Accumulation unit value:
    Beginning of period                    $13.38          $10.62          $10.22           N/A            N/A
    End of period                          $14.52          $13.38          $10.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,291,259        939,907         212,193           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division198

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division199

  Accumulation unit value:
    Beginning of period                    $13.84          $10.43          $9.85            N/A            N/A
    End of period                          $15.80          $13.84          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                    751,941         480,791          87,434           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division199

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division199

  Accumulation unit value:
    Beginning of period                    $15.15          $10.53          $9.96            N/A            N/A
    End of period                          $17.54          $15.15          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                    669,538         501,743          57,890           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division199

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division199

  Accumulation unit value:
    Beginning of period                    $13.96          $10.31          $9.93            N/A            N/A
    End of period                          $16.45          $13.96          $10.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                    758,714         428,981          30,077           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division199

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division198

  Accumulation unit value:
    Beginning of period                    $10.27          $10.12          $10.00           N/A            N/A
    End of period                          $10.50          $10.27          $10.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                    591,852         181,155          79,158           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division198

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                    $9.75           $7.03           $9.18          $10.00           N/A
    End of period                          $11.34          $9.75           $7.03           $9.18           N/A
  Accumulation units outstanding
  at the end of period                   3,005,388       2,531,796       2,229,767        866,690          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                    $7.98           $6.87           $9.33          $10.00           N/A
    End of period                          $8.21           $7.98           $6.87           $9.33           N/A
  Accumulation units outstanding
  at the end of period                    641,932         802,482         596,099         399,449          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $10.31          $8.04           $10.94         $10.00           N/A
    End of period                          $11.19          $10.31          $8.04          $10.94           N/A
  Accumulation units outstanding
  at the end of period                    949,952         848,882         257,926         41,057           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $11.32          $8.29           $11.57         $10.00           N/A
    End of period                          $11.93          $11.32          $8.29          $11.57           N/A
  Accumulation units outstanding
  at the end of period                    652,791        1,282,024        822,117         154,845          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division30

  Accumulation unit value:
    Beginning of period                    $9.44           $7.80           $11.02         $10.00           N/A
    End of period                          $9.23           $9.44           $7.80          $11.02           N/A
  Accumulation units outstanding
  at the end of period                       -            312,288         331,809         71,912           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Value Division205

  Accumulation unit value:
    Beginning of period                    $14.53          $10.93          $9.50            N/A            N/A
    End of period                          $16.45          $14.53          $10.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,031,458        562,971          30,771           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Value Division205

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division684

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,904           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division684

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division679

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     98,576           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division679

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division684

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,967           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division684

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division679

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    430,370           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division679

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division4

  Accumulation unit value:
    Beginning of period                    $11.67          $10.05          $11.13         $11.85          $12.21
    End of period                          $12.60          $11.67          $10.05         $11.13          $11.85
  Accumulation units outstanding
  at the end of period                   13,786,661      15,113,050      16,064,876     16,213,693      11,548,615

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division4

  Accumulation unit value:
    Beginning of period                    $10.36          $10.00           N/A             N/A            N/A
    End of period                          $12.21          $10.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   5,873,298        967,674           N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division3

  Accumulation unit value:
    Beginning of period                    $11.75          $9.79           $11.33         $12.40          $13.15
    End of period                          $12.91          $11.75          $9.79          $11.33          $12.40
  Accumulation units outstanding
  at the end of period                   20,710,783      22,234,816      23,364,549     25,281,429      17,565,944

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division3

  Accumulation unit value:
    Beginning of period                    $10.52          $10.00           N/A             N/A            N/A
    End of period                          $13.15          $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   8,312,453       1,198,566          N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division3

  Accumulation unit value:
    Beginning of period                    $11.42          $9.13           $11.33         $12.85          $14.38
    End of period                          $12.68          $11.42          $9.13          $11.33          $12.85
  Accumulation units outstanding
  at the end of period                   19,109,930      7,250,948       7,814,916       9,087,381      7,064,128

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division3

  Accumulation unit value:
    Beginning of period                    $10.77          $10.00           N/A             N/A            N/A
    End of period                          $14.38          $10.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,790,656        410,888           N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I2

  Accumulation unit value:
    Beginning of period                    $11.02          $8.55           $11.30         $13.28          $16.25
    End of period                          $11.27          $11.02          $8.55          $11.30          $13.28
  Accumulation units outstanding
  at the end of period                       -           3,663,862       4,308,780       5,007,185      4,279,446

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I2

  Accumulation unit value:
    Beginning of period                    $11.07          $10.00           N/A             N/A            N/A
    End of period                          $16.25          $11.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,438,910        220,495           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division I5

  Accumulation unit value:
    Beginning of period                    $10.28          $8.05           $10.65         $12.61          $14.87
    End of period                          $10.48          $10.28          $8.05          $10.65          $12.61
  Accumulation units outstanding
  at the end of period                       -           9,720,273       10,657,778     13,042,220      10,443,838

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division I5

  Accumulation unit value:
    Beginning of period                    $10.53          $10.00           N/A             N/A            N/A
    End of period                          $14.87          $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   3,994,657        478,149           N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I6

  Accumulation unit value:
    Beginning of period                    $10.52          $8.21           $10.84         $12.75          $15.24
    End of period                          $10.75          $10.52          $8.21          $10.84          $12.75
  Accumulation units outstanding
  at the end of period                       -           2,651,294       2,991,831       3,663,573      3,066,578

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I6

  Accumulation unit value:
    Beginning of period                    $10.64          $10.00           N/A             N/A            N/A
    End of period                          $15.24          $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,183,888        304,127           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division232

  Accumulation unit value:
    Beginning of period                    $13.52          $10.47          $11.06           N/A            N/A
    End of period                          $13.79          $13.52          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             63,894          1,932            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division232

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division199

  Accumulation unit value:
    Beginning of period                    $12.57          $10.45          $9.77            N/A            N/A
    End of period                          $12.81          $12.57          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -            159,062          26,462           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division199

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division216

  Accumulation unit value:
    Beginning of period                    $13.06          $10.47          $10.42           N/A            N/A
    End of period                          $13.34          $13.06          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             19,501          7,572            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division216

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division683

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,770           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division683

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division685

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     69,719           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division685

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.50% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
BASE CONTRACT WITH MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $8.99           $6.74           $9.74          $10.00           N/A
    End of period                          $9.89           $8.99           $6.74           $9.74           N/A
  Accumulation units outstanding
  at the end of period                     5,061           5,237           3,819           2,225           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division30

  Accumulation unit value:
    Beginning of period                    $9.36           $7.00           $10.04         $10.00           N/A
    End of period                          $10.88          $9.36           $7.00          $10.04           N/A
  Accumulation units outstanding
  at the end of period                     6,246           6,586           5,601           1,912           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.09           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division30

  Accumulation unit value:
    Beginning of period                    $8.80           $6.60           $10.03         $10.00           N/A
    End of period                          $9.10           $8.80           $6.60          $10.03           N/A
  Accumulation units outstanding
  at the end of period                     21,856          27,907          30,756          3,935           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division30

  Accumulation unit value:
    Beginning of period                    $9.92           $8.09           $10.33         $10.00           N/A
    End of period                          $10.39          $9.92           $8.09          $10.33           N/A
  Accumulation units outstanding
  at the end of period                     10,149          7,926           8,465           3,374           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division30

  Accumulation unit value:
    Beginning of period                    $12.04          $8.73           $11.48         $10.00           N/A
    End of period                          $14.09          $12.04          $8.73          $11.48           N/A
  Accumulation units outstanding
  at the end of period                     8,211           10,253          8,500           1,506           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division30

  Accumulation unit value:
    Beginning of period                    $11.81          $9.86           $10.21         $10.00           N/A
    End of period                          $12.90          $11.81          $9.86          $10.21           N/A
  Accumulation units outstanding
  at the end of period                     40,734          41,148          62,497          1,614           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division30

  Accumulation unit value:
    Beginning of period                    $9.26           $7.39           $9.88          $10.00           N/A
    End of period                          $10.31          $9.26           $7.39           $9.88           N/A
  Accumulation units outstanding
  at the end of period                     4,208           5,183           6,422           3,798           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division30

  Accumulation unit value:
    Beginning of period                    $11.68          $9.99           $9.94          $10.00           N/A
    End of period                          $12.07          $11.68          $9.99           $9.94           N/A
  Accumulation units outstanding
  at the end of period                       -             23,082          27,787         12,633           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division30

  Accumulation unit value:
    Beginning of period                    $9.85           $9.95           $10.00         $10.00           N/A
    End of period                          $9.78           $9.85           $9.95          $10.00           N/A
  Accumulation units outstanding
  at the end of period                     5,991           11,993          16,117           343            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division30

  Accumulation unit value:
    Beginning of period                    $9.67           $7.88           $9.98          $10.00           N/A
    End of period                          $10.46          $9.67           $7.88           $9.98           N/A
  Accumulation units outstanding
  at the end of period                     31,798          43,018          42,671         10,574           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division30

  Accumulation unit value:
    Beginning of period                    $12.03          $10.75          $10.07         $10.00           N/A
    End of period                          $12.67          $12.03          $10.75         $10.07           N/A
  Accumulation units outstanding
  at the end of period                     4,048           4,008           6,298           1,120           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division30

  Accumulation unit value:
    Beginning of period                    $10.78          $10.81          $9.85          $10.00           N/A
    End of period                          $11.03          $10.78          $10.81          $9.85           N/A
  Accumulation units outstanding
  at the end of period                     40,155          48,729          63,443          1,845           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division30

  Accumulation unit value:
    Beginning of period                    $9.90           $7.70           $10.19         $10.00           N/A
    End of period                          $10.72          $9.90           $7.70          $10.19           N/A
  Accumulation units outstanding
  at the end of period                     44,665          44,178          41,937         11,575           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division36

  Accumulation unit value:
    Beginning of period                    $10.11          $7.99           $10.00           N/A            N/A
    End of period                          $11.59          $10.11          $7.99            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,603           5,460           5,700            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division36

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division30

  Accumulation unit value:
    Beginning of period                    $11.51          $8.43           $10.96         $10.00           N/A
    End of period                          $13.38          $11.51          $8.43          $10.96           N/A
  Accumulation units outstanding
  at the end of period                     55,246          54,038          67,120          5,006           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division30

  Accumulation unit value:
    Beginning of period                    $8.19           $6.68           $9.84          $10.00           N/A
    End of period                          $8.57           $8.19           $6.68           $9.84           N/A
  Accumulation units outstanding
  at the end of period                     31,429          34,194          34,178         10,691           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division475

  Accumulation unit value:
    Beginning of period                    $13.93          $13.25           N/A             N/A            N/A
    End of period                          $16.81          $13.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,819            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division475

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division30

  Accumulation unit value:
    Beginning of period                    $11.13          $10.78          $10.05         $10.00           N/A
    End of period                          $11.45          $11.13          $10.78         $10.05           N/A
  Accumulation units outstanding
  at the end of period                     12,866          15,057          14,587           300            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division30

  Accumulation unit value:
    Beginning of period                    $11.34          $8.29           $10.17         $10.00           N/A
    End of period                          $12.89          $11.34          $8.29          $10.17           N/A
  Accumulation units outstanding
  at the end of period                     2,881           11,156          3,935            280            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division30

  Accumulation unit value:
    Beginning of period                    $11.33          $8.93           $10.55         $10.00           N/A
    End of period                          $13.92          $11.33          $8.93          $10.55           N/A
  Accumulation units outstanding
  at the end of period                     14,075          30,432          17,502          5,811           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division674

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,041           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division674

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division444

  Accumulation unit value:
    Beginning of period                    $13.53          $12.64           N/A             N/A            N/A
    End of period                          $14.83          $13.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,910           3,565            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division444

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division216

  Accumulation unit value:
    Beginning of period                    $11.16          $9.01           $8.55            N/A            N/A
    End of period                          $11.31          $11.16          $9.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,366          18,637          20,134           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division216

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division216

  Accumulation unit value:
    Beginning of period                    $10.67          $9.11           $10.21           N/A            N/A
    End of period                          $12.37          $10.67          $9.11            N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,413           9,570           2,754            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division216

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division216

  Accumulation unit value:
    Beginning of period                    $13.32          $10.15          $10.53           N/A            N/A
    End of period                          $16.80          $13.32          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,350           8,542           2,671            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division216

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division216

  Accumulation unit value:
    Beginning of period                    $13.35          $10.20          $10.09           N/A            N/A
    End of period                          $16.03          $13.35          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,328           9,043           2,788            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division216

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division216

  Accumulation unit value:
    Beginning of period                    $15.47          $10.61          $10.35           N/A            N/A
    End of period                          $17.16          $15.47          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,697           8,834           2,717            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division216

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division705

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,037            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division705

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $9.57           $7.28           $10.45         $10.00           N/A
    End of period                          $11.18          $9.57           $7.28          $10.45           N/A
  Accumulation units outstanding
  at the end of period                     3,515           4,159           3,568            642            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division30

  Accumulation unit value:
    Beginning of period                    $10.34          $9.23           $10.03         $10.00           N/A
    End of period                          $11.15          $10.34          $9.23          $10.03           N/A
  Accumulation units outstanding
  at the end of period                     33,440          37,190          39,656          5,205           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division30

  Accumulation unit value:
    Beginning of period                    $10.72          $8.38           $10.23         $10.00           N/A
    End of period                          $12.17          $10.72          $8.38          $10.23           N/A
  Accumulation units outstanding
  at the end of period                     43,850          36,189          34,851         14,085           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division314

  Accumulation unit value:
    Beginning of period                    $13.36          $11.07           N/A             N/A            N/A
    End of period                          $14.49          $13.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,603            240             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division314

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division314

  Accumulation unit value:
    Beginning of period                    $13.82          $10.54           N/A             N/A            N/A
    End of period                          $15.77          $13.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,307            252             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division314

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division314

  Accumulation unit value:
    Beginning of period                    $15.13          $10.82           N/A             N/A            N/A
    End of period                          $17.50          $15.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,801            246             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division314

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division314

  Accumulation unit value:
    Beginning of period                    $13.94          $10.21           N/A             N/A            N/A
    End of period                          $16.41          $13.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,170            260             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division314

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division314

  Accumulation unit value:
    Beginning of period                    $10.26          $10.17           N/A             N/A            N/A
    End of period                          $10.47          $10.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,572            261             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division314

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                    $11.06          $7.99           $10.44         $10.00           N/A
    End of period                          $12.85          $11.06          $7.99          $10.44           N/A
  Accumulation units outstanding
  at the end of period                     13,421          9,465           13,107          7,308           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                    $8.65           $7.46           $10.14         $10.00           N/A
    End of period                          $8.89           $8.65           $7.46          $10.14           N/A
  Accumulation units outstanding
  at the end of period                     6,826           7,127           4,981           1,606           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $9.36           $7.31           $9.95          $10.00           N/A
    End of period                          $10.14          $9.36           $7.31           $9.95           N/A
  Accumulation units outstanding
  at the end of period                     15,487          11,201          5,990            728            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $9.84           $7.21           $10.08         $10.00           N/A
    End of period                          $10.36          $9.84           $7.21          $10.08           N/A
  Accumulation units outstanding
  at the end of period                     6,474           7,368           5,112           1,817           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division30

  Accumulation unit value:
    Beginning of period                    $8.66           $7.16           $10.13         $10.00           N/A
    End of period                          $8.47           $8.66           $7.16          $10.13           N/A
  Accumulation units outstanding
  at the end of period                       -             8,826           10,363          2,765           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Value Division444

  Accumulation unit value:
    Beginning of period                    $14.51          $13.46           N/A             N/A            N/A
    End of period                          $16.41          $14.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,161           1,674            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Value Division444

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division709

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      791             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division709

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division30

  Accumulation unit value:
    Beginning of period                    $10.63          $9.16           $10.16         $10.00           N/A
    End of period                          $11.47          $10.63          $9.16          $10.16           N/A
  Accumulation units outstanding
  at the end of period                     70,171          84,969         102,423         14,893           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division30

  Accumulation unit value:
    Beginning of period                    $10.64          $8.88           $10.29         $10.00           N/A
    End of period                          $11.68          $10.64          $8.88          $10.29           N/A
  Accumulation units outstanding
  at the end of period                    135,912         135,574         130,392         19,997           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division30

  Accumulation unit value:
    Beginning of period                    $10.48          $8.39           $10.42         $10.00           N/A
    End of period                          $11.63          $10.48          $8.39          $10.42           N/A
  Accumulation units outstanding
  at the end of period                     52,573          24,829          6,312           6,449           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I30

  Accumulation unit value:
    Beginning of period                    $10.01          $7.78           $10.29         $10.00           N/A
    End of period                          $10.24          $10.01          $7.78          $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -             2,124           1,895            978            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I30

  Accumulation unit value:
    Beginning of period                    $9.81           $7.69           $10.18         $10.00           N/A
    End of period                          $9.99           $9.81           $7.69          $10.18           N/A
  Accumulation units outstanding
  at the end of period                       -             18,036          16,432           46             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I35

  Accumulation unit value:
    Beginning of period                    $9.77           $7.63           $10.00           N/A            N/A
    End of period                          $9.98           $9.77           $7.63            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,952           3,015            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I35

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division444

  Accumulation unit value:
    Beginning of period                    $12.56          $11.97           N/A             N/A            N/A
    End of period                          $12.79          $12.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,882            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division444

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.60% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
BASE CONTRACT WITH EARNINGS PROTECTION BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division28

  Accumulation unit value:
    Beginning of period                    $8.28           $6.21           $8.98          $10.00           N/A
    End of period                          $9.10           $8.28           $6.21           $8.98           N/A
  Accumulation units outstanding
  at the end of period                     27,463          30,512          31,227         27,867           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division28

  Accumulation unit value:
    Beginning of period                    $8.09           $6.06           $8.70          $10.00           N/A
    End of period                          $9.40           $8.09           $6.06           $8.70           N/A
  Accumulation units outstanding
  at the end of period                     18,998          20,283          21,474         15,767           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division28

  Accumulation unit value:
    Beginning of period                    $8.46           $6.36           $9.67          $10.00           N/A
    End of period                          $8.75           $8.46           $6.36           $9.67           N/A
  Accumulation units outstanding
  at the end of period                     31,438          34,344          34,641         16,398           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division28

  Accumulation unit value:
    Beginning of period                    $9.01           $7.35           $9.40          $10.00           N/A
    End of period                          $9.43           $9.01           $7.35           $9.40           N/A
  Accumulation units outstanding
  at the end of period                     19,538          27,488          24,346         11,447           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division28

  Accumulation unit value:
    Beginning of period                    $10.88          $7.90           $10.40         $10.00           N/A
    End of period                          $12.73          $10.88          $7.90          $10.40           N/A
  Accumulation units outstanding
  at the end of period                     13,962          15,937          15,417         16,100           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division28

  Accumulation unit value:
    Beginning of period                    $11.60          $9.70           $10.05         $10.00           N/A
    End of period                          $12.66          $11.60          $9.70          $10.05           N/A
  Accumulation units outstanding
  at the end of period                     32,290          37,886          40,644         18,492           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division28

  Accumulation unit value:
    Beginning of period                    $8.70           $6.95           $9.30          $10.00           N/A
    End of period                          $9.68           $8.70           $6.95           $9.30           N/A
  Accumulation units outstanding
  at the end of period                     14,863          19,238          19,523         22,029           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division28

  Accumulation unit value:
    Beginning of period                    $11.83          $10.13          $10.09         $10.00           N/A
    End of period                          $12.22          $11.83          $10.13         $10.09           N/A
  Accumulation units outstanding
  at the end of period                       -             20,117          16,254         22,115           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division28

  Accumulation unit value:
    Beginning of period                    $9.86           $9.97           $10.02         $10.00           N/A
    End of period                          $9.78           $9.86           $9.97          $10.02           N/A
  Accumulation units outstanding
  at the end of period                     11,866          48,825         161,304         54,046           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division28

  Accumulation unit value:
    Beginning of period                    $9.27           $7.57           $9.59          $10.00           N/A
    End of period                          $10.02          $9.27           $7.57           $9.59           N/A
  Accumulation units outstanding
  at the end of period                     32,150          38,105          40,676         35,153           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division28

  Accumulation unit value:
    Beginning of period                    $12.23          $10.95          $10.27         $10.00           N/A
    End of period                          $12.87          $12.23          $10.95         $10.27           N/A
  Accumulation units outstanding
  at the end of period                     14,383          13,670          11,306          6,473           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division28

  Accumulation unit value:
    Beginning of period                    $11.23          $11.28          $10.28         $10.00           N/A
    End of period                          $11.48          $11.23          $11.28         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     37,109          51,593          63,735         59,794           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division28

  Accumulation unit value:
    Beginning of period                    $9.75           $7.59           $10.06         $10.00           N/A
    End of period                          $10.54          $9.75           $7.59          $10.06           N/A
  Accumulation units outstanding
  at the end of period                     43,704          43,625          47,606         34,543           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division28

  Accumulation unit value:
    Beginning of period                    $9.54           $7.54           $9.65          $10.00           N/A
    End of period                          $10.93          $9.54           $7.54           $9.65           N/A
  Accumulation units outstanding
  at the end of period                     14,603          18,625          18,179         21,378           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division28

  Accumulation unit value:
    Beginning of period                    $10.79          $7.91           $10.30         $10.00           N/A
    End of period                          $12.54          $10.79          $7.91          $10.30           N/A
  Accumulation units outstanding
  at the end of period                     44,134          47,031          43,069         43,250           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division28

  Accumulation unit value:
    Beginning of period                    $8.07           $6.59           $9.71          $10.00           N/A
    End of period                          $8.44           $8.07           $6.59           $9.71           N/A
  Accumulation units outstanding
  at the end of period                     20,379          23,925          24,493         20,919           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division196

  Accumulation unit value:
    Beginning of period                    $13.91          $10.14          $10.00           N/A            N/A
    End of period                          $16.77          $13.91          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,559             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division196

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division30

  Accumulation unit value:
    Beginning of period                    $10.96          $10.63          $9.93          $10.00           N/A
    End of period                          $11.27          $10.96          $10.63          $9.93           N/A
  Accumulation units outstanding
  at the end of period                     8,547           11,942          11,568           86             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division30

  Accumulation unit value:
    Beginning of period                    $11.95          $8.75           $10.74         $10.00           N/A
    End of period                          $13.57          $11.95          $8.75          $10.74           N/A
  Accumulation units outstanding
  at the end of period                     7,864           5,239           8,171            43             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division34

  Accumulation unit value:
    Beginning of period                    $10.67          $8.41           $10.00           N/A            N/A
    End of period                          $13.09          $10.67          $8.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,025           8,312           5,755            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division34

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division674

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,145           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division674

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division444

  Accumulation unit value:
    Beginning of period                    $13.51          $12.62           N/A             N/A            N/A
    End of period                          $14.80          $13.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,740           4,007            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division444

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division28

  Accumulation unit value:
    Beginning of period                    $10.35          $8.36           $9.43          $10.00           N/A
    End of period                          $10.48          $10.35          $8.36           $9.43           N/A
  Accumulation units outstanding
  at the end of period                     17,197          20,410          15,579          8,008           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division28

  Accumulation unit value:
    Beginning of period                    $7.88           $6.73           $8.35          $10.00           N/A
    End of period                          $9.12           $7.88           $6.73           $8.35           N/A
  Accumulation units outstanding
  at the end of period                     3,987          103,831         112,330         42,891           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division28

  Accumulation unit value:
    Beginning of period                    $11.10          $8.47           $9.99          $10.00           N/A
    End of period                          $13.99          $11.10          $8.47           $9.99           N/A
  Accumulation units outstanding
  at the end of period                     4,131           53,137          51,859         18,973           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division28

  Accumulation unit value:
    Beginning of period                    $11.48          $8.78           $10.11         $10.00           N/A
    End of period                          $13.78          $11.48          $8.78          $10.11           N/A
  Accumulation units outstanding
  at the end of period                     2,784           83,445          84,761         27,930           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division28

  Accumulation unit value:
    Beginning of period                    $11.45          $7.86           $9.70          $10.00           N/A
    End of period                          $12.69          $11.45          $7.86           $9.70           N/A
  Accumulation units outstanding
  at the end of period                     5,040           99,821         104,369         45,169           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division28

  Accumulation unit value:
    Beginning of period                    $8.06           $5.64           $9.13          $10.00           N/A
    End of period                          $8.02           $8.06           $5.64           $9.13           N/A
  Accumulation units outstanding
  at the end of period                      165            97,876          98,062         51,797           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division28

  Accumulation unit value:
    Beginning of period                    $8.59           $6.80           $9.97          $10.00           N/A
    End of period                          $8.75           $8.59           $6.80           $9.97           N/A
  Accumulation units outstanding
  at the end of period                     1,299          111,784         110,535         59,261           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division28

  Accumulation unit value:
    Beginning of period                    $11.46          $8.84           $9.31          $10.00           N/A
    End of period                          $15.04          $11.46          $8.84           $9.31           N/A
  Accumulation units outstanding
  at the end of period                     1,221           36,169          38,427         25,747           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division28

  Accumulation unit value:
    Beginning of period                    $5.99           $4.57           $8.54          $10.00           N/A
    End of period                          $6.93           $5.99           $4.57           $8.54           N/A
  Accumulation units outstanding
  at the end of period                     3,290           52,995          55,402         24,288           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division28

  Accumulation unit value:
    Beginning of period                    $8.37           $6.38           $9.17          $10.00           N/A
    End of period                          $9.78           $8.37           $6.38           $9.17           N/A
  Accumulation units outstanding
  at the end of period                     14,646          20,355          23,246         19,121           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division28

  Accumulation unit value:
    Beginning of period                    $10.19          $9.10           $9.90          $10.00           N/A
    End of period                          $10.97          $10.19          $9.10           $9.90           N/A
  Accumulation units outstanding
  at the end of period                     33,894          34,651          36,997         30,280           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division28

  Accumulation unit value:
    Beginning of period                    $10.18          $7.97           $9.73          $10.00           N/A
    End of period                          $11.54          $10.18          $7.97           $9.73           N/A
  Accumulation units outstanding
  at the end of period                     66,626          66,657          59,078         53,664           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division314

  Accumulation unit value:
    Beginning of period                    $13.35          $11.06           N/A             N/A            N/A
    End of period                          $14.46          $13.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      867             867             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division314

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division314

  Accumulation unit value:
    Beginning of period                    $13.81          $10.53           N/A             N/A            N/A
    End of period                          $15.73          $13.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      864             869             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division314

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division314

  Accumulation unit value:
    Beginning of period                    $15.11          $10.82           N/A             N/A            N/A
    End of period                          $17.46          $15.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,565           1,593            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division314

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division314

  Accumulation unit value:
    Beginning of period                    $13.92          $10.20           N/A             N/A            N/A
    End of period                          $16.37          $13.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,045            967             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division314

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division314

  Accumulation unit value:
    Beginning of period                    $10.25          $10.17           N/A             N/A            N/A
    End of period                          $10.45          $10.25           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,033           1,015            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division314

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                    $10.16          $7.35           $9.61          $10.00           N/A
    End of period                          $11.80          $10.16          $7.35           $9.61           N/A
  Accumulation units outstanding
  at the end of period                     27,026          18,303          16,677         12,618           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                    $8.44           $7.28           $9.90          $10.00           N/A
    End of period                          $8.66           $8.44           $7.28           $9.90           N/A
  Accumulation units outstanding
  at the end of period                     9,156           17,849          14,422          9,334           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $9.55           $7.47           $10.18         $10.00           N/A
    End of period                          $10.34          $9.55           $7.47          $10.18           N/A
  Accumulation units outstanding
  at the end of period                     4,874           3,899           1,198            43             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $10.46          $7.68           $10.74         $10.00           N/A
    End of period                          $11.00          $10.46          $7.68          $10.74           N/A
  Accumulation units outstanding
  at the end of period                     3,758           3,931           2,139            43             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division38

  Accumulation unit value:
    Beginning of period                    $8.85           $7.33           $10.00           N/A            N/A
    End of period                          $8.66           $8.85           $7.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,611           5,503            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division38

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Value Division444

  Accumulation unit value:
    Beginning of period                    $14.49          $13.45           N/A             N/A            N/A
    End of period                          $16.37          $14.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,101           1,881            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Value Division444

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division28

  Accumulation unit value:
    Beginning of period                    $10.31          $8.89           $9.87          $10.00           N/A
    End of period                          $11.11          $10.31          $8.89           $9.87           N/A
  Accumulation units outstanding
  at the end of period                     94,890         105,518         107,681         47,355           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division28

  Accumulation unit value:
    Beginning of period                    $10.11          $8.44           $9.79          $10.00           N/A
    End of period                          $11.09          $10.11          $8.44           $9.79           N/A
  Accumulation units outstanding
  at the end of period                    124,357         127,007         168,324         104,975          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division28

  Accumulation unit value:
    Beginning of period                    $9.81           $7.87           $9.78          $10.00           N/A
    End of period                          $10.88          $9.81           $7.87           $9.78           N/A
  Accumulation units outstanding
  at the end of period                    133,172          40,577          42,553         20,176           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I28

  Accumulation unit value:
    Beginning of period                    $9.36           $7.29           $9.64          $10.00           N/A
    End of period                          $9.57           $9.36           $7.29           $9.64           N/A
  Accumulation units outstanding
  at the end of period                       -             9,110           28,545         23,903           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I28

  Accumulation unit value:
    Beginning of period                    $9.44           $7.41           $9.82          $10.00           N/A
    End of period                          $9.61           $9.44           $7.41           $9.82           N/A
  Accumulation units outstanding
  at the end of period                       -            105,516          77,584         69,635           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I28

  Accumulation unit value:
    Beginning of period                    $9.50           $7.43           $9.83          $10.00           N/A
    End of period                          $9.70           $9.50           $7.43           $9.83           N/A
  Accumulation units outstanding
  at the end of period                       -             10,697          18,603          9,634           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division444

  Accumulation unit value:
    Beginning of period                    $12.54          $11.96           N/A             N/A            N/A
    End of period                          $12.76          $12.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,116            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division444

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.70% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
BASE CONTRACT WITH EARNINGS PROTECTION BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $9.40           $7.06           $10.22         $10.00           N/A
    End of period                          $10.32          $9.40           $7.06          $10.22           N/A
  Accumulation units outstanding
  at the end of period                     9,495           2,821           2,823           3,741           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division30

  Accumulation unit value:
    Beginning of period                    $9.42           $7.06           $10.15         $10.00           N/A
    End of period                          $10.93          $9.42           $7.06          $10.15           N/A
  Accumulation units outstanding
  at the end of period                      172             172             173            1,720           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division569

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.07           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division569

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division30

  Accumulation unit value:
    Beginning of period                    $8.89           $6.68           $10.17         $10.00           N/A
    End of period                          $9.18           $8.89           $6.68          $10.17           N/A
  Accumulation units outstanding
  at the end of period                     1,393           4,738           1,332            150            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division30

  Accumulation unit value:
    Beginning of period                    $9.70           $7.92           $10.14         $10.00           N/A
    End of period                          $10.13          $9.70           $7.92          $10.14           N/A
  Accumulation units outstanding
  at the end of period                      367            2,311           2,483           1,955           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division30

  Accumulation unit value:
    Beginning of period                    $11.46          $8.33           $10.97         $10.00           N/A
    End of period                          $13.39          $11.46          $8.33          $10.97           N/A
  Accumulation units outstanding
  at the end of period                     1,158           1,191           5,505           7,152           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division30

  Accumulation unit value:
    Beginning of period                    $11.73          $9.81           $10.18         $10.00           N/A
    End of period                          $12.79          $11.73          $9.81          $10.18           N/A
  Accumulation units outstanding
  at the end of period                     6,673           6,796           7,242            102            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division37

  Accumulation unit value:
    Beginning of period                    $9.42           $7.53           $10.00           N/A            N/A
    End of period                          $10.47          $9.42           $7.53            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,060           1,049           1,037            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division37

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division30

  Accumulation unit value:
    Beginning of period                    $11.68          $10.01          $9.98          $10.00           N/A
    End of period                          $12.05          $11.68          $10.01          $9.98           N/A
  Accumulation units outstanding
  at the end of period                       -             4,802           4,217           1,029           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division30

  Accumulation unit value:
    Beginning of period                    $9.81           $9.93           $10.00         $10.00           N/A
    End of period                          $9.72           $9.81           $9.93          $10.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,349            500            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division30

  Accumulation unit value:
    Beginning of period                    $9.81           $8.01           $10.17         $10.00           N/A
    End of period                          $10.59          $9.81           $8.01          $10.17           N/A
  Accumulation units outstanding
  at the end of period                      910            5,756           5,738           5,048           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division30

  Accumulation unit value:
    Beginning of period                    $11.77          $10.54          $9.89          $10.00           N/A
    End of period                          $12.37          $11.77          $10.54          $9.89           N/A
  Accumulation units outstanding
  at the end of period                     1,046            779             782             964            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division30

  Accumulation unit value:
    Beginning of period                    $10.49          $10.55          $9.62          $10.00           N/A
    End of period                          $10.71          $10.49          $10.55          $9.62           N/A
  Accumulation units outstanding
  at the end of period                     2,972           4,664           15,985          4,300           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division30

  Accumulation unit value:
    Beginning of period                    $9.79           $7.63           $10.12         $10.00           N/A
    End of period                          $10.58          $9.79           $7.63          $10.12           N/A
  Accumulation units outstanding
  at the end of period                     1,697           1,686           1,647            619            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division30

  Accumulation unit value:
    Beginning of period                    $10.05          $7.95           $10.19         $10.00           N/A
    End of period                          $11.49          $10.05          $7.95          $10.19           N/A
  Accumulation units outstanding
  at the end of period                      149            6,365           5,535           2,859           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division30

  Accumulation unit value:
    Beginning of period                    $11.16          $8.19           $10.67         $10.00           N/A
    End of period                          $12.96          $11.16          $8.19          $10.67           N/A
  Accumulation units outstanding
  at the end of period                     4,660           2,335           2,500           3,550           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division30

  Accumulation unit value:
    Beginning of period                    $8.35           $6.83           $10.08         $10.00           N/A
    End of period                          $8.73           $8.35           $6.83          $10.08           N/A
  Accumulation units outstanding
  at the end of period                      650            13,608          13,895          4,805           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division444

  Accumulation unit value:
    Beginning of period                    $13.89          $12.70           N/A             N/A            N/A
    End of period                          $16.73          $13.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,482           2,427            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division444

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division30

  Accumulation unit value:
    Beginning of period                    $11.02          $10.70          $10.00         $10.00           N/A
    End of period                          $11.32          $11.02          $10.70         $10.00           N/A
  Accumulation units outstanding
  at the end of period                     2,865           7,542           4,196            300            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division35

  Accumulation unit value:
    Beginning of period                    $11.10          $8.13           $10.00           N/A            N/A
    End of period                          $12.59          $11.10          $8.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,841           3,869             81             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division35

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division30

  Accumulation unit value:
    Beginning of period                    $11.34          $8.95           $10.59         $10.00           N/A
    End of period                          $13.90          $11.34          $8.95          $10.59           N/A
  Accumulation units outstanding
  at the end of period                      495             494             476             150            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division674

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,941            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division674

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division35

  Accumulation unit value:
    Beginning of period                    $10.99          $8.89           $10.00           N/A            N/A
    End of period                          $11.11          $10.99          $8.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,674           2,666           2,541            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division35

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $9.61           $7.32           $10.54         $10.00           N/A
    End of period                          $11.23          $9.61           $7.32          $10.54           N/A
  Accumulation units outstanding
  at the end of period                       30              29            1,358            494            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division30

  Accumulation unit value:
    Beginning of period                    $10.21          $9.13           $9.94          $10.00           N/A
    End of period                          $10.98          $10.21          $9.13           $9.94           N/A
  Accumulation units outstanding
  at the end of period                     3,678           4,590           4,540           1,584           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division30

  Accumulation unit value:
    Beginning of period                    $10.67          $8.36           $10.22         $10.00           N/A
    End of period                          $12.09          $10.67          $8.36          $10.22           N/A
  Accumulation units outstanding
  at the end of period                     9,781           9,215           8,098            300            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division196

  Accumulation unit value:
    Beginning of period                    $10.23          $10.11          $10.00           N/A            N/A
    End of period                          $10.43          $10.23          $10.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,103             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division196

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                    $10.61          $7.68           $10.06         $10.00           N/A
    End of period                          $12.31          $10.61          $7.68          $10.06           N/A
  Accumulation units outstanding
  at the end of period                     2,213           1,894           5,471           1,746           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                    $8.65           $7.47           $10.17         $10.00           N/A
    End of period                          $8.87           $8.65           $7.47          $10.17           N/A
  Accumulation units outstanding
  at the end of period                      439             438            1,783            499            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division27

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division57

  Accumulation unit value:
    Beginning of period                    $10.05          $7.86           $10.00           N/A            N/A
    End of period                          $10.87          $10.05          $7.86            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,731            854             437             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division57

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                    $10.58          $7.78           $10.88         $10.00           N/A
    End of period                          $11.12          $10.58          $7.78          $10.88           N/A
  Accumulation units outstanding
  at the end of period                      702            4,432           2,341            150            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division32

  Accumulation unit value:
    Beginning of period                    $8.54           $7.08           $10.00           N/A            N/A
    End of period                          $8.35           $8.54           $7.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,330           2,331            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division32

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division30

  Accumulation unit value:
    Beginning of period                    $10.50          $9.07           $10.08         $10.00           N/A
    End of period                          $11.31          $10.50          $9.07          $10.08           N/A
  Accumulation units outstanding
  at the end of period                     20,553          20,770          29,183          4,715           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division30

  Accumulation unit value:
    Beginning of period                    $10.46          $8.74           $10.15         $10.00           N/A
    End of period                          $11.46          $10.46          $8.74          $10.15           N/A
  Accumulation units outstanding
  at the end of period                    215,690         216,117         222,262          1,720           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division30

  Accumulation unit value:
    Beginning of period                    $10.12          $8.12           $10.10         $10.00           N/A
    End of period                          $11.20          $10.12          $8.12          $10.10           N/A
  Accumulation units outstanding
  at the end of period                     7,786           4,410           6,585            42             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division30

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I40

  Accumulation unit value:
    Beginning of period                    $9.83           $7.72           $10.00           N/A            N/A
    End of period                          $10.00          $9.83           $7.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,459           3,464            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I40

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A



ACCUMULATION UNIT VALUES
BASE CONTRACT - M&E 1.40%

DEFINED STRATEGIES

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $12.06          $12.18          $12.22         $11.98          $11.48
    End of period                          $11.99          $12.06          $12.18         $12.22          $11.98
  Accumulation units outstanding
  at the end of period                    200,411         278,168         563,264         624,840       8,517,299

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.12          $10.74          $10.37         $10.03          $10.00
    End of period                          $11.48          $11.12          $10.74         $10.37          $10.03
  Accumulation units outstanding
  at the end of period                   11,491,181      4,713,958       3,855,123       2,193,176        14,608






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) The Dow(SM) 5 Division17

  Accumulation unit value:
    Beginning of period                    $9.49           $6.28           $7.24           $7.60          $7.74
    End of period                          $7.15           $7.41           $6.28           $7.24          $7.60
  Accumulation units outstanding
  at the end of period                       -            979,806        1,205,985        930,131        663,267

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) The Dow(SM) 5 Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $7.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    497,804           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division17

  Accumulation unit value:
    Beginning of period                    $9.49           $7.66           $8.61           $9.00          $8.67
    End of period                          $9.63           $9.49           $7.66           $8.61          $9.00
  Accumulation units outstanding
  at the end of period                   2,737,818       2,244,060       2,310,936       1,585,886      2,340,312

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    898,160           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division17

  Accumulation unit value:
    Beginning of period                    $8.61           $7.34           $9.09          $11.72          $10.98
    End of period                          $9.99           $8.61           $7.34           $9.09          $11.72
  Accumulation units outstanding
  at the end of period                   2,219,003       3,227,038       2,794,216       2,181,891      1,617,989

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.98           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    836,713           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division17

  Accumulation unit value:
    Beginning of period                    $9.35           $7.12           $8.38           $8.56          $8.93
    End of period                          $11.81          $9.35           $7.12           $8.38          $8.56
  Accumulation units outstanding
  at the end of period                   1,473,453       2,367,531       1,663,442        940,817        588,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    227,870           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division17

  Accumulation unit value:
    Beginning of period                    $9.99           $7.63           $8.76           $7.78          $8.24
    End of period                          $12.01          $9.99           $7.63           $8.76          $7.78
  Accumulation units outstanding
  at the end of period                   1,617,819       2,524,900       1,813,423        927,576        458,998

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    225,236           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division17

  Accumulation unit value:
    Beginning of period                    $16.64          $11.40          $14.04         $14.82          $12.29
    End of period                          $18.47          $16.64          $11.40         $14.04          $14.82
  Accumulation units outstanding
  at the end of period                   1,219,748       2,134,597       1,570,798        997,595        521,580

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $12.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    170,871           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division17

  Accumulation unit value:
    Beginning of period                    $5.76           $4.02           $6.49          $11.93          $15.28
    End of period                          $5.74           $5.76           $4.02           $6.49          $11.93
  Accumulation units outstanding
  at the end of period                   2,969,474       3,401,629       3,471,994       3,016,465      1,683,181

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $15.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    512,510           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.59          $8.37           $12.23         $13.32          $9.67
    End of period                          $10.81          $10.59          $8.37          $12.23          $13.32
  Accumulation units outstanding
  at the end of period                   1,813,890       2,061,617       2,094,390       1,953,625      1,311,066

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    418,359           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.86          $8.27           $9.75          $11.18          $8.91
    End of period                          $12.16          $10.86          $8.27           $9.75          $11.18
  Accumulation units outstanding
  at the end of period                   1,343,935       1,571,108       1,660,329       1,596,407      1,008,606

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    280,321           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division17

  Accumulation unit value:
    Beginning of period                    $13.27          $10.21          $10.73         $14.61          $10.20
    End of period                          $17.44          $13.27          $10.21         $10.73          $14.61
  Accumulation units outstanding
  at the end of period                    666,025         646,956         692,179         673,841        357,749

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     74,681           N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division17

  Accumulation unit value:
    Beginning of period                    $10.06          $8.44           $9.10          $10.10          $9.48
    End of period                          $10.92          $10.06          $8.44           $9.10          $10.10
  Accumulation units outstanding
  at the end of period                    871,252        1,022,740       1,079,249        864,203        426,052

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.48            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    176,274           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division17

  Accumulation unit value:
    Beginning of period                    $3.93           $5.59           $5.59          $10.79          $14.99
    End of period                          $4.57           $3.93           $3.00           $5.59          $10.79
  Accumulation units outstanding
  at the end of period                   1,787,342       2,004,639       1,953,721       1,834,516      1,158,100

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division17

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $14.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    336,879           N/A             N/A             N/A            N/A






ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.60% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
BASE CONTRACT WITH EARNINGS PROTECTION BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division28

  Accumulation unit value:
    Beginning of period                    $9.86           $9.97           $10.02         $10.00           N/A
    End of period                          $9.78           $9.86           $9.97          $10.02           N/A
  Accumulation units outstanding
  at the end of period                     9,707           10,612          16,001         18,249           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) The Dow(SM) 5 Division28

  Accumulation unit value:
    Beginning of period                    $9.33           $7.93           $9.16          $10.00           N/A
    End of period                          $9.00           $9.33           $7.93           $9.16           N/A
  Accumulation units outstanding
  at the end of period                       -             58,406          58,973         19,022           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) The Dow(SM) 5 Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division28

  Accumulation unit value:
    Beginning of period                    $10.35          $8.36           $9.43          $10.00           N/A
    End of period                          $10.48          $10.35          $8.36           $9.43           N/A
  Accumulation units outstanding
  at the end of period                    127,197          80,478          84,721         29,523           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The Dow(SM) 10 Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division28

  Accumulation unit value:
    Beginning of period                    $7.88           $6.73           $8.35          $10.00           N/A
    End of period                          $9.12           $7.88           $6.73           $8.35           N/A
  Accumulation units outstanding
  at the end of period                     89,347         103,831         112,330         42,891           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM The S&P(R) 10 Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division28

  Accumulation unit value:
    Beginning of period                    $11.10          $8.47           $9.99          $10.00           N/A
    End of period                          $13.99          $11.10          $8.47           $9.99           N/A
  Accumulation units outstanding
  at the end of period                     52,879          53,137          51,859         18,973           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division28

  Accumulation unit value:
    Beginning of period                    $11.48          $8.78           $10.11         $10.00           N/A
    End of period                          $13.78          $11.48          $8.78          $10.11           N/A
  Accumulation units outstanding
  at the end of period                     80,072          83,445          84,761         27,930           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division28

  Accumulation unit value:
    Beginning of period                    $11.45          $7.86           $9.70          $10.00           N/A
    End of period                          $12.69          $11.45          $7.86           $9.70           N/A
  Accumulation units outstanding
  at the end of period                     81,247          99,821         104,369         45,169           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division28

  Accumulation unit value:
    Beginning of period                    $8.06           $5.64           $9.13          $10.00           N/A
    End of period                          $8.02           $8.06           $5.64           $9.13           N/A
  Accumulation units outstanding
  at the end of period                     79,615          97,876          98,062         51,797           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division28

  Accumulation unit value:
    Beginning of period                    $8.59           $6.80           $9.97          $10.00           N/A
    End of period                          $8.75           $8.59           $6.80           $9.97           N/A
  Accumulation units outstanding
  at the end of period                     93,942         111,784         110,535         59,261           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division28

  Accumulation unit value:
    Beginning of period                    $10.30          $7.85           $9.28          $10.00           N/A
    End of period                          $11.50          $10.30          $7.85           $9.28           N/A
  Accumulation units outstanding
  at the end of period                     57,467          62,126          58,159         36,748           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division28

  Accumulation unit value:
    Beginning of period                    $11.46          $8.84           $9.31          $10.00           N/A
    End of period                          $15.04          $11.46          $8.84           $9.31           N/A
  Accumulation units outstanding
  at the end of period                     31,765          36,169          38,427         25,747           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division28

  Accumulation unit value:
    Beginning of period                    $11.05          $9.29           $10.03         $10.00           N/A
    End of period                          $11.97          $11.05          $9.29          $10.03           N/A
  Accumulation units outstanding
  at the end of period                     35,970          34,217          38,703         14,724           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2004            2003            2002           2001            2000
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division28

  Accumulation unit value:
    Beginning of period                    $5.99           $4.57           $8.54          $10.00           N/A
    End of period                          $6.93           $5.99           $4.57           $8.54           N/A
  Accumulation units outstanding
  at the end of period                     47,739          52,995          55,402         24,288           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            1999            1998            1997           1996            1995
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division28

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A


1-September 16, 1996            85-April 1, 2002                169-August 14, 2002             253-January 16, 2003
2-April 1, 1998                 86-April 2, 2002                170-August 15, 2002             254-January 17, 2003
3-April 8, 1998                 87-April 3, 2002                171-August 16, 2002             255-January 21, 2003
4-April 9, 1998                 88-April 4, 2002                172-August 19, 2002             256-January 22, 2003
5-April 13, 1998                89-April 8, 2002                173-August 20, 2002             257-January 24, 2003
6-April 15, 1998                90-April 9, 2002                174-August 23, 2002             258-January 27, 2003
7-January 21, 1999              91-April 10, 2002               175-August 26, 2002             259-January 28, 2003
8-January 29, 1999              92-April 11, 2002               176-August 28, 2002             260-January 30, 2003
9-February 9, 1999              93-April 12, 2002               177-August 29, 2002             261-January 31, 2003
10-March 22, 1999               94-April 15, 2002               178-August 30, 2002             262-February 3, 2003
11-April 1, 1999                95-April 16, 2002               179-September 3, 2002           263-February 4, 2003
12-April 8, 1999                96-April 17, 2002               180-September 4, 2002           264-February 5, 2003
13-April 9, 1999                97-April 18, 2002               181-September 5, 2002           265-February 6, 2003
14-April 13, 1999               98-April 19, 2002               182-September 6, 2002           266-February 7, 2003
15-April 15, 1999               99-April 22, 2002               183-September 10, 2002          267-February 12, 2003
16-April 22, 1999               100-April 23, 2002              184-September 11, 2002          268-February 13, 2003
17-July 2, 1999                 101-April 24, 2002              185-September 12, 2002          269-February 14, 2003
18-August 16, 1999              102-April 25, 2002              186-September 13, 2002          270-February 18, 2003
19-May 1, 2000                  103-April 26, 2002              187-September 16, 2002          271-February 19, 2003
20-November 3, 2000             104-April 29, 2002              188-September 17, 2002          272-February 20, 2003
21-November 17, 2000            105-April 30, 2002              189-September 18, 2002          273-February 21, 2003
22-November 27, 2000            106-May 1, 2002                 190-September 19, 2002          274-February 24, 2003
23-December 14, 2000            107-May 2, 2002                 191-September 20, 2002          275-February 25, 2003
24-December 19, 2000            108-May 3, 2002                 192-September 23, 2002          276-February 26, 2003
25-February 12, 2001            109-May 6, 2002                 193-September 24, 2002          277-February 27, 2003
26-March 28, 2001               110-May 7, 2002                 194-September 25, 2002          278-February 28, 2003
27-May 1, 2001                  111-May 8, 2002                 195-September 26, 2002          279-March 3, 2003
28-June 7, 2001                 112-May 9, 2002                 196-September 27, 2002          280-March 4, 2003
29-August 15, 2001              113-May 10, 2002                197-September 30, 2002          281-March 5, 2003
30-October 29, 2001             114-May 13, 2002                198-October 1, 2002             282-March 6, 2003
31-December 14, 2001            115-May 14, 2002                199-October 2, 2002             283-March 7, 2003
32-January 3, 2002              116-May 15, 2002                200-October 3, 2002             284-March 10, 2003
33-January 7, 2002              117-May 16, 2002                201-October 4, 2002             285-March 11, 2003
34-January 10, 2002             118-May 17, 2002                202-October 7, 2002             286-March 12, 2003
35-January 11, 2002             119-May 20, 2002                203-October 8, 2002             287-March 13, 2003
36-January 14, 2002             120-May 21, 2002                204-October 9, 2002             288-March 14, 2003
37-January 15, 2002             121-May 23, 2002                205-October 10, 2002            289-March 17, 2003
38-January 18, 2002             122-May 24, 2002                206-October 11, 2002            290-March 18, 2003
39-January 22, 2002             123-May 28, 2002                207-October 14, 2002            291-March 19, 2003
40-January 23, 2002             124-May 29, 2002                208-October 15, 2002            292-March 20, 2003
41-January 25, 2002             125-May 30, 2002                209-October 17, 2002            293-March 21, 2003
42-January 28, 2002             126-May 31, 2002                210-October 18, 2002            294-March 24, 2003
43-January 29, 2002             127-June 3, 2002                211-October 21, 2002            295-March 26, 2003
44-January 30, 2002             128-June 4, 2002                212-October 22, 2002            296-March 27, 2003
45-January 31, 2002             129-June 5, 2002                213-October 24, 2002            297-March 28, 2003
46-February 1, 2002             130-June 6, 2002                214-October 25, 2002            298-March 31, 2003
47-February 4, 2002             131-June 7, 2002                215-October 28, 2002            299-April 1, 2003
48-February 5, 2002             132-June 10, 2002               216-October 29, 2002            300-April 2, 2003
49-February 6, 2002             133-June 11, 2002               217-October 31, 2002            301-April 3, 2003
50-February 7, 2002             134-June 12, 2002               218-November 1, 2002            302-April 4, 2003
51-February 8, 2002             135-June 14, 2002               219-November 4, 2002            303-April 7, 2003
52-February 11, 2002            136-June 17, 2002               220-November 5, 2002            304-April 8, 2003
53-February 12, 2002            137-June 20, 2002               221-November 6, 2002            305-April 9, 2003
54-February 13, 2002            138-June 21, 2002               222-November 7, 2002            306-April 10, 2003
55-February 14, 2002            139-June 24, 2002               223-November 8, 2002            307-April 11, 2003
56-February 15, 2002            140-June 25, 2002               224-November 12, 2002           308-April 14, 2003
57-February 19, 2002            141-June 26, 2002               225-November 13, 2002           309-April 15, 2003
58-February 20, 2002            142-June 27, 2002               226-November 14, 2002           310-April 16, 2003
59-February 21, 2002            143-June 28, 2002               227-November 15, 2002           311-April 17, 2003
60-February 22, 2002            144-July 1, 2002                228-November 18, 2002           312-April 21, 2003
61-February 25, 2002            145-July 2, 2002                229-November 19, 2002           313-April 22, 2003
62-February 26, 2002            146-July 3, 2002                230-November 20, 2002           314-April 23, 2003
63-February 27, 2002            147-July 5, 2002                231-November 22, 2002           315-April 24, 2003
64-February 28, 2002            148-July 8, 2002                232-November 25, 2002           316-April 25, 2003
65-March 1, 2002                149-July 9, 2002                233-November 26, 2002           317-April 28, 2003
66-March 4, 2002                150-July 11, 2002               234-November 27, 2002           318-April 29, 2003
67-March 5, 2002                151-July 12, 2002               235-November 29, 2002           319-April 30, 2003
68-March 6, 2002                152-July 15, 2002               236-December 2, 2002            320-May 1, 2003
69-March 7, 2002                153-July 16, 2002               237-December 3, 2002            321-May 2, 2003
70-March 8, 2002                154-July 18, 2002               238-December 5, 2002            322-May 5, 2003
71-March 11, 2002               155-July 22, 2002               239-December 6, 2002            323-May 6, 2003
72-March 12, 2002               156-July 24, 2002               240-December 9, 2002            324-May 7, 2003
73-March 13, 2002               157-July 25, 2002               241-December 16, 2002           325-May 8, 2003
74-March 14, 2002               158-July 26, 2002               242-December 17, 2002           326-May 12, 2003
75-March 15, 2002               159-July 29, 2002               243-December 18, 2002           327-May 13, 2003
76-March 18, 2002               160-July 30, 2002               244-December 19, 2002           328-May 14, 2003
77-March 19, 2002               161-July 31, 2002               245-December 23, 2002           329-May 15, 2003
78-March 20, 2002               162-August 1, 2002              246-December 27, 2002           330-May 19, 2003
79-March 21, 2002               163-August 5, 2002              247-December 30, 2002           331-May 20, 2003
80-March 22, 2002               164-August 6, 2002              248-December 31, 2002           332-May 21, 2003
81-March 25, 2002               165-August 7, 2002              249-January 2, 2003             333-May 22, 2003
82-March 26, 2002               166-August 8, 2002              250-January 3, 2003             334-May 23, 2003
83-March 27, 2002               167-August 12, 2002             251-January 6, 2003             335-May 27, 2003
84-March 28, 2002               168-August 13, 2002             252-January 9, 2003             336-May 28, 2003


337-May 29, 2003                421-September 30, 2003          505-January 29, 2004            589-May 28, 2004
338-May 30, 2003                422-October 1, 2003             506-January 30, 2004            590-June 1, 2004
339-June 2, 2003                423-October 2, 2003             507-February 2, 2004            591-June 2, 2004
340-June 3, 2003                424-October 3, 2003             508-February 3, 2004            592-June 3, 2004
341-June 4, 2003                425-October 4, 2003             509-February 4, 2004            593-June 4, 2004
342-June 5, 2003                426-October 6, 2003             510-February 5, 2004            594-June 7, 2004
343-June 6, 2003                427-October 7, 2003             511-February 6, 2004            595-June 8, 2004
344-June 9, 2003                428-October 8, 2003             512-February 9, 2004            596-June 9, 2004
345-June 10, 2003               429-October 9, 2003             513-February 10, 2004           597-June 10, 2004
346-June 11, 2003               430-October 10, 2003            514-February 11, 2004           598-June 14, 2004
347-June 12, 2003               431-October 13, 2003            515-February 12, 2004           599-June 15, 2004
348-June 13, 2003               432-October 14, 2003            516-February 13, 2004           600-June 16, 2004
349-June 16, 2003               433-October 15, 2003            517-February 17, 2004           601-June 17, 2004
350-June 17, 2003               434-October 16, 2003            518-February 18, 2004           602-June 18, 2004
351-June 18, 2003               435-October 17, 2003            519-February 19, 2004           603-June 21, 2004
352-June 19, 2003               436-October 20, 2003            520-February 20, 2004           604-June 22, 2004
353-June 20, 2003               437-October 21, 2003            521-February 23, 2004           605-June 23, 2004
354-June 23, 2003               438-October 22, 2003            522-February 24, 2004           606-June 24, 2004
355-June 24, 2003               439-October 23, 2003            523-February 25, 2004           607-June 25, 2004
356-June 25, 2003               440-October 24, 2003            524-February 26, 2004           608-June 28, 2004
357-June 26, 2003               441-October 27, 2003            525-February 27, 2004           609-June 29, 2004
358-June 27, 2003               442-October 28, 2003            526-March 1, 2004               610-July 1, 2004
359-June 30, 2003               443-October 29, 2003            527-March 2, 2004               611-July 2, 2004
360-July 1, 2003                444-October 30, 2003            528-March 3, 2004               612-July 6, 2004
361-July 2, 2003                445-October 31, 2003            529-March 4, 2004               613-July 7, 2004
362-July 3, 2003                446-November 3, 2003            530-March 5, 2004               614-July 8, 2004
363-July 7, 2003                447-November 4, 2003            531-March 8, 2004               615-July 9, 2004
364-July 8, 2003                448-November 5, 2003            532-March 9, 2004               616-July 12, 2004
365-July 9, 2003                449-November 6, 2003            533-March 10, 2004              617-July 13, 2004
366-July 10, 2003               450-November 7, 2003            534-March 11, 2004              618-July 14, 2004
367-July 11, 2003               451-November 10, 2003           535-March 12, 2004              619-July 15, 2004
368-July 14, 2003               452-November 11, 2003           536-March 15, 2004              620-July 16, 2004
369-July 15, 2003               453-November 12, 2003           537-March 16, 2004              621-July 19, 2004
370-July 17, 2003               454-November 13, 2003           538-March 17, 2004              622-July 20, 2004
371-July 18, 2003               455-November 14, 2003           539-March 18, 2004              623-July 21, 2004
372-July 21, 2003               456-November 17, 2003           540-March 19, 2004              624-July 22, 2004
373-July 22, 2003               457-November 18, 2003           541-March 22, 2004              625-July 23, 2004
374-July 23, 2003               458-November 19, 2003           542-March 23, 2004              626-July 26, 2004
375-July 24, 2003               459-November 20, 2003           543-March 24, 2004              627-July 27, 2004
376-July 25, 2003               460-November 21, 2003           544-March 25, 2004              628-July 28, 2004
377-July 28, 2003               461-November 24, 2003           545-March 26, 2004              629-July 29, 2004
378-July 29, 2003               462-November 25, 2003           546-March 29, 2004              630-July 30, 2004
379-July 30, 2003               463-November 26, 2003           547-March 30, 2004              631-August 2, 2004
380-July 31, 2003               464-November 28, 2003           548-March 31, 2004              632-August 3, 2004
381-August 1, 2003              465-December 1, 2003            549-April 1, 2004               633-August 4, 2004
382-August 4, 2003              466-December 2, 2003            550-April 2, 2004               634-August 5, 2004
383-August 5, 2003              467-December 3, 2003            551-April 5, 2004               635-August 6, 2004
384-August 6, 2003              468-December 4, 2003            552-April 6, 2004               636-August 9, 2004
385-August 7, 2003              469-December 5, 2003            553-April 7, 2004               637-August 10, 2004
386-August 8, 2003              470-December 8, 2003            554-April 8, 2004               638-August 11, 2004
387-August 11, 2003             471-December 9, 2003            555-April 12, 2004              639-August 12, 2004
388-August 12, 2003             472-December 10, 2003           556-April 13, 2004              640-August 13, 2004
389-August 13, 2003             473-December 11, 2003           557-April 14, 2004              641-August 16, 2004
390-August 14, 2003             474-December 12, 2003           558-April 15, 2004              642-August 17, 2004
391-August 15, 2003             475-December 15, 2003           559-April 16, 2004              643-August 18, 2004
392-August 18, 2003             476-December 16, 2003           560-April 19, 2004              644-August 19, 2004
393-August 19, 2003             477-December 17, 2003           561-April 20, 2004              645-August 20, 2004
394-August 20, 2003             478-December 18, 2003           562-April 21, 2004              646-August 23, 2004
395-August 21, 2003             479-December 19, 2003           563-April 22, 2004              647-August 24, 2004
396-August 22, 2003             480-December 22, 2003           564-April 23, 2004              648-August 25, 2004
397-August 25, 2003             481-December 23, 2003           565-April 26, 2004              649-August 26, 2004
398-August 26, 2003             482-December 24, 2003           566-April 27, 2004              650-August 27, 2004
399-August 27, 2003             483-December 26, 2003           567-April 28, 2004              651-August 30, 2004
400-August 28, 2003             484-December 29, 2003           568-April 29, 2004              652-August 31, 2004
401-August 29, 2003             485-December 30, 2003           569-April 30, 2004              653-September 1, 2004
402-September 2, 2003           486-December 31, 2003           570-May 3, 2004                 654-September 2, 2004
403-September 3, 2003           487-January 2, 2004             571-May 4, 2004                 655-September 3, 2004
404-September 5, 2003           488-January 5, 2004             572-May 5, 2004                 656-September 7, 2004
405-September 8, 2003           489-January 6, 2004             573-May 6, 2004                 657-September 8, 2004
406-September 9, 2003           490-January 7, 2004             574-May 7, 2004                 658-September 9, 2004
407-September 10, 2003          491-January 8, 2004             575-May 10, 2004                659-September 10, 2004
408-September 11, 2003          492-January 9, 2004             576-May 11, 2004                660-September 13, 2004
409-September 12, 2003          493-January 12, 2004            577-May 12, 2004                661-September 14, 2004
410-September 15, 2003          494-January 13, 2004            578-May 13, 2004                662-September 15, 2004
411-September 16, 2003          495-January 14, 2004            579-May 14, 2004                663-September 16, 2004
412-September 17, 2003          496-January 15, 2004            580-May 17, 2004                664-September 17, 2004
413-September 18, 2003          497-January 16, 2004            581-May 18, 2004                665-September 20, 2004
414-September 19, 2003          498-January 20, 2004            582-May 19, 2004                666-September 21, 2004
415-September 22, 2003          499-January 21, 2004            583-May 20, 2004                667-September 22, 2004
416-September 23, 2003          500-January 22, 2004            584-May 21, 2004                668-September 23, 2004
417-September 24, 2003          501-January 23, 2004            585-May 24, 2004                669-September 24, 2004
418-September 25, 2003          502-January 26, 2004            586-May 25, 2004                670-September 27, 2004
419-September 26, 2003          503-January 27, 2004            587-May 26, 2004                671-September 28, 2004
420-September 29, 2003          504-January 28, 2004            588-May 27, 2004                672-September 29, 2004


673-September 30, 2004
674-October 1, 2004
675-October 4, 2004
676-October 5, 2004
677-October 6, 2004
678-October 7, 2004
679-October 8, 2004
680-October 11, 2004
681-October 12, 2004
682-October 13, 2004
683-October 14, 2004
684-October 15, 2004
685-October 18, 2004
686-October 19, 2004
687-October 20, 2004
688-October 21, 2004
689-October 22, 2004
690-October 25, 2004
691-October 26, 2004
692-October 27, 2004
693-October 28, 2004
694-October 29, 2004
695-November 1, 2004
696-November 2, 2004
697-November 3, 2004
698-November 4, 2004
699-November 5, 2004
700-November 8, 2004
701-November 9, 2004
702-November 10, 2004
703-November 11, 2004
704-November 12, 2004
705-November 15, 2004
706-November 16, 2004
707-November 17, 2004
708-November 18, 2004
709-November 19, 2004
710-November 22, 2004
711-November 23, 2004
712-November 24, 2004
713-November 26, 2004
714-November 29, 2004
715-November 30, 2004
716-December 1, 2004
717-December 2, 2004
718-December 3, 2004
719-December 6, 2004
720-December 7, 2004
721-December 8, 2004
722-December 9, 2004
723-December 10, 2004
724-December 13, 2004
725-December 14, 2004
726-December 15, 2004
727-December 16, 2004
728-December 17, 2004
729-December 20, 2004
730-December 21, 2004
731-December 22, 2004
732-December 23, 2004
733-December 27, 2004
734-December 28, 2004
735-December 29, 2004
736-December 30, 2004
737-December 31, 2004

                      Jackson National Separate Account - I




                                [OBJECT OMITTED]


                              Financial Statements

                               December 31, 2004

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                        Fifth            Fifth Third            Fifth          Fifth Third
                                                    Third Balanced    Disciplined Value     Third Mid Cap    Quality Growth
                                                    VIP Portfolio       VIP Portfolio       VIP Portfolio     VIP Portfolio
                                                   -----------------  -------------------  ----------------  ----------------
ASSETS
Investments, at value (a)                                 $ 122,560          $ 3,841,065       $ 1,690,673       $ 3,315,794
Receivables:
   Investment securities sold                                    21               36,670            15,510            17,978
   Sub-account units sold                                       684               27,343             1,618             4,391
                                                   -----------------  -------------------  ----------------  ----------------
TOTAL ASSETS                                                123,265            3,905,078         1,707,801         3,338,163
                                                   -----------------  -------------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                              684               27,343             1,618             4,391
   Sub-account units redeemed                                    16               36,493            15,433            17,825
   Insurance fees due to Jackson National Life                    5                  177                77               153
                                                   -----------------  -------------------  ----------------  ----------------
TOTAL LIABILITIES                                               705               64,013            17,128            22,369
                                                   -----------------  -------------------  ----------------  ----------------
NET ASSETS (NOTE 7)                                       $ 122,560          $ 3,841,065       $ 1,690,673       $ 3,315,794
-------------------------------------------------  =================  ===================  ================  ================


(a)  Investment shares                                       10,146              257,099           108,795           435,715
     Investments at cost                                  $ 119,852          $ 3,586,615       $ 1,537,291       $ 3,090,290



                                                          JNL/                   JNL/                 JNL/
                                                      AIM Large Cap          AIM Premier         AIM Small Cap        JNL/Alger
                                                    Growth Portfolio     Equity II Portfolio    Growth Portfolio   Growth Portfolio
                                                   --------------------  --------------------- ------------------- -----------------
ASSETS
Investments, at value (a)                                 $ 63,173,237                    $ -        $ 39,023,550     $ 165,723,549
Receivables:
   Investment securities sold                                   46,755                      -              44,321           146,107
   Sub-account units sold                                       31,135                      -               8,659            32,496
                                                   --------------------  --------------------- ------------------- -----------------
TOTAL ASSETS                                                63,251,127                      -          39,076,530       165,902,152
                                                   --------------------  --------------------- ------------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                              31,135                      -               8,659            32,496
   Sub-account units redeemed                                   43,965                      -              42,615           139,567
   Insurance fees due to Jackson National Life                   2,790                      -               1,706             6,540
                                                   --------------------  --------------------- ------------------- -----------------
TOTAL LIABILITIES                                               77,890                      -              52,980           178,603
                                                   --------------------  --------------------- ------------------- -----------------
NET ASSETS (NOTE 7)                                       $ 63,173,237                    $ -        $ 39,023,550     $ 165,723,549
-------------------------------------------------  ====================  ===================== =================== =================


(a)  Investment shares                                       5,413,302                      -           3,129,395        10,691,842
     Investments at cost                                  $ 56,048,011                    $ -        $ 33,985,540     $ 167,452,495


                                                          JNL/
                                                    Alliance Capital     JNL/Eagle Core
                                                    Growth Portfolio    Equity Portfolio
                                                   -------------------  -----------------
ASSETS
Investments, at value (a)                                $ 30,755,555       $ 84,921,319
Receivables:
   Investment securities sold                                  13,625             20,134
   Sub-account units sold                                      25,137             38,518
                                                   -------------------  -----------------
TOTAL ASSETS                                               30,794,317         84,979,971
                                                   -------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                             25,137             38,518
   Sub-account units redeemed                                  12,357             16,630
   Insurance fees due to Jackson National Life                  1,268              3,504
                                                   -------------------  -----------------
TOTAL LIABILITIES                                              38,762             58,652
                                                   -------------------  -----------------
NET ASSETS (NOTE 7)                                      $ 30,755,555       $ 84,921,319
-------------------------------------------------  ===================  =================


(a)  Investment shares                                      2,923,532          5,676,559
     Investments at cost                                 $ 28,588,871       $ 78,288,081


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                       JNL/Eagle             JNL/FMR            JNL/FMR          JNL/JPMorgan
                                                        SmallCap            Balanced            Capital          International
                                                    Equity Portfolio        Portfolio      Growth Portfolio     Value Portfolio
                                                   -------------------  ------------------ ------------------  ------------------
ASSETS
Investments, at value (a)                                $ 92,613,313        $ 97,767,851      $ 136,151,828        $ 72,980,461
Receivables:
   Investment securities sold                                  29,855             276,064             56,862              17,794
   Sub-account units sold                                      50,134              79,088              8,080             111,800
                                                   -------------------  ------------------ ------------------  ------------------
TOTAL ASSETS                                               92,693,302          98,123,003        136,216,770          73,110,055
                                                   -------------------  ------------------ ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                             50,134              79,088              8,080             111,800
   Sub-account units redeemed                                  26,077             272,009             51,570              14,562
   Insurance fees due to Jackson National Life                  3,778               4,055              5,292               3,232
                                                   -------------------  ------------------ ------------------  ------------------
TOTAL LIABILITIES                                              79,989             355,152             64,942             129,594
                                                   -------------------  ------------------ ------------------  ------------------
NET ASSETS (NOTE 7)                                      $ 92,613,313        $ 97,767,851      $ 136,151,828        $ 72,980,461
-------------------------------------------------  ===================  ================== ==================  ==================


(a)  Investment shares                                      4,637,622           9,757,271          8,688,694           7,855,809
     Investments at cost                                 $ 72,252,070        $ 89,046,974      $ 130,617,384        $ 61,941,452


                                                       JNL/Lazard          JNL/Lazard                             JNL/MCM
                                                         Mid Cap            Small Cap           JNL/MCM          Bond Index
                                                     Value Portfolio     Value Portfolio     25 Portfolio        Portfolio
                                                   -------------------- ------------------  ----------------  -----------------
ASSETS
Investments, at value (a)                                $ 133,656,872      $ 112,999,192     $ 411,611,944      $ 111,203,668
Receivables:
   Investment securities sold                                   69,697            285,224           832,058             39,648
   Sub-account units sold                                      375,085            140,845           651,580            406,903
                                                   -------------------- ------------------  ----------------  -----------------
TOTAL ASSETS                                               134,101,654        113,425,261       413,095,582        111,650,219
                                                   -------------------- ------------------  ----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                             375,085            140,845           651,580            406,903
   Sub-account units redeemed                                   63,885            280,341           813,635             34,534
   Insurance fees due to Jackson National Life                   5,812              4,883            18,423              5,114
                                                   -------------------- ------------------  ----------------  -----------------
TOTAL LIABILITIES                                              444,782            426,069         1,483,638            446,551
                                                   -------------------- ------------------  ----------------  -----------------
NET ASSETS (NOTE 7)                                      $ 133,656,872      $ 112,999,192     $ 411,611,944      $ 111,203,668
-------------------------------------------------  ==================== ==================  ================  =================


(a)  Investment shares                                       9,117,113          8,182,418        31,735,693         10,268,113
     Investments at cost                                 $ 122,096,637      $ 101,727,096     $ 329,180,434      $ 109,002,643



                                                         JNL/MCM               JNL/MCM
                                                      Communications       Consumer Brands
                                                     Sector Portfolio      Sector Portfolio
                                                   ---------------------  -------------------
ASSETS
Investments, at value (a)                                  $ 16,654,347         $ 14,747,767
Receivables:
   Investment securities sold                                     1,681                6,062
   Sub-account units sold                                         2,969                9,823
                                                   ---------------------  -------------------
TOTAL ASSETS                                                 16,658,997           14,763,652
                                                   ---------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                                2,969                9,823
   Sub-account units redeemed                                       945                5,449
   Insurance fees due to Jackson National Life                      736                  613
                                                   ---------------------  -------------------
TOTAL LIABILITIES                                                 4,650               15,885
                                                   ---------------------  -------------------
NET ASSETS (NOTE 7)                                        $ 16,654,347         $ 14,747,767
-------------------------------------------------  =====================  ===================


(a)  Investment shares                                        3,378,164            1,250,871
     Investments at cost                                   $ 18,649,741         $ 12,530,804

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                                              JNL/MCM
                                                         JNL/MCM              Enhanced              JNL/MCM           JNL/MCM
                                                         Energy            S&P 500 Stock           Financial           Global
                                                    Sector Portfolio      Index Portfolio      Sector Portfolio     15 Portfolio
                                                   -------------------- ---------------------  ------------------ ----------------
ASSETS
Investments, at value (a)                                 $ 52,129,280          $ 58,425,211        $ 28,505,269    $ 395,535,457
Receivables:
   Investment securities sold                                   40,531                28,810               3,017          316,765
   Sub-account units sold                                      106,089               137,302              26,777          797,629
                                                   -------------------- ---------------------  ------------------ ----------------
TOTAL ASSETS                                                52,275,900            58,591,323          28,535,063      396,649,851
                                                   -------------------- ---------------------  ------------------ ----------------

LIABILITIES
Payables:
   Investment securities purchased                             106,089               137,302              26,777          797,629
   Sub-account units redeemed                                   38,192                26,237               1,799          299,212
   Insurance fees due to Jackson National Life                   2,339                 2,573               1,218           17,553
                                                   -------------------- ---------------------  ------------------ ----------------
TOTAL LIABILITIES                                              146,620               166,112              29,794        1,114,394
                                                   -------------------- ---------------------  ------------------ ----------------
NET ASSETS (NOTE 7)                                       $ 52,129,280          $ 58,425,211        $ 28,505,269    $ 395,535,457
-------------------------------------------------  ==================== =====================  ================== ================


(a)  Investment shares                                       2,766,947             6,639,228           2,172,658       30,998,077
     Investments at cost                                  $ 45,021,319          $ 51,082,940        $ 23,947,469    $ 311,411,098



                                                                                                                     JNL/MCM
                                                         JNL/MCM             JNL/MCM             JNL/MCM         Pharmaceutical/
                                                      International           JNL 5              Nasdaq(R)          Healthcare
                                                     Index Portfolio        Portfolio         15 Portfolio       Sector Portfolio
                                                   -------------------- ------------------  ------------------ --------------------
ASSETS
Investments, at value (a)                                $ 162,270,172       $ 81,382,642         $ 9,084,379         $ 39,865,181
Receivables:
   Investment securities sold                                  150,281            100,268                 952               18,921
   Sub-account units sold                                      415,447            894,684              11,234               31,533
                                                   -------------------- ------------------  ------------------ --------------------
TOTAL ASSETS                                               162,835,900         82,377,594           9,096,565           39,915,635
                                                   -------------------- ------------------  ------------------ --------------------

LIABILITIES
Payables:
   Investment securities purchased                             415,447            894,684              11,234               31,533
   Sub-account units redeemed                                  142,906             96,371                 559               17,208
   Insurance fees due to Jackson National Life                   7,375              3,897                 393                1,713
                                                   -------------------- ------------------  ------------------ --------------------
TOTAL LIABILITIES                                              565,728            994,952              12,186               50,454
                                                   -------------------- ------------------  ------------------ --------------------
NET ASSETS (NOTE 7)                                      $ 162,270,172       $ 81,382,642         $ 9,084,379         $ 39,865,181
-------------------------------------------------  ==================== ==================  ================== ====================


(a)  Investment shares                                      11,870,532          7,452,623             835,729            3,416,040
     Investments at cost                                 $ 133,152,958       $ 78,308,822         $ 8,647,135         $ 38,726,619


                                                        JNL/MCM           JNL/MCM
                                                     S&P 400 MidCap       S&P 500
                                                    Index Portfolio     Index Portfolio
                                                   -------------------  -------------
ASSETS
Investments, at value (a)                               $ 185,042,426   $286,238,045
Receivables:
   Investment securities sold                                 645,135        148,801
   Sub-account units sold                                     610,260        692,307
                                                   -------------------  -------------
TOTAL ASSETS                                              186,297,821    287,079,153
                                                   -------------------  -------------

LIABILITIES
Payables:
   Investment securities purchased                            610,260        692,307
   Sub-account units redeemed                                 636,658        135,779
   Insurance fees due to Jackson National Life                  8,477         13,022
                                                   -------------------  -------------
TOTAL LIABILITIES                                           1,255,395        841,108
                                                   -------------------  -------------
NET ASSETS (NOTE 7)                                     $ 185,042,426   $286,238,045
-------------------------------------------------  ===================  =============


(a)  Investment shares                                     13,933,918     26,851,599
     Investments at cost                                $ 156,254,122   $258,113,180


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                         JNL/MCM              JNL/MCM              JNL/MCM            JNL/MCM
                                                     Select Small Cap        Small Cap           Technology          The Dow SM
                                                         Portfolio        Index Portfolio     Sector Portfolio      5 Portfolio
                                                   --------------------- -------------------  ------------------  -----------------
ASSETS
Investments, at value (a)                                 $ 356,176,523       $ 162,489,576        $ 29,544,518                $ -
Receivables:
   Investment securities sold                                   172,988             143,831               4,918                  -
   Sub-account units sold                                     1,081,603             953,229              28,903                  -
                                                   --------------------- -------------------  ------------------  -----------------
TOTAL ASSETS                                                357,431,114         163,586,636          29,578,339                  -
                                                   --------------------- -------------------  ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                            1,081,603             953,229              28,903                  -
   Sub-account units redeemed                                   157,234             136,419               3,690                  -
   Insurance fees due to Jackson National Life                   15,754               7,412               1,228                  -
                                                   --------------------- -------------------  ------------------  -----------------
TOTAL LIABILITIES                                             1,254,591           1,097,060              33,821                  -
                                                   --------------------- -------------------  ------------------  -----------------
NET ASSETS (NOTE 7)                                       $ 356,176,523       $ 162,489,576        $ 29,544,518                $ -
-------------------------------------------------  ===================== ===================  ==================  =================


(a)  Investment shares                                       17,853,460          12,099,000           4,765,245                  -
     Investments at cost                                  $ 287,723,466       $ 135,541,384        $ 33,907,240                $ -



                                                         JNL/MCM             JNL/MCM              JNL/MCM            JNL/MCM
                                                       The Dow SM            The S&P(R)         Value Line(R)          VIP
                                                      10 Portfolio         10 Portfolio        25 Portfolio         Portfolio
                                                   -------------------- -------------------  ------------------  -----------------
ASSETS
Investments, at value (a)                                $ 429,752,717       $ 361,642,110        $ 33,044,335       $ 21,516,111
Receivables:
   Investment securities sold                                  220,409             221,429               7,178              3,549
   Sub-account units sold                                      817,339             718,028             320,184            359,798
                                                   -------------------- -------------------  ------------------  -----------------
TOTAL ASSETS                                               430,790,465         362,581,567          33,371,697         21,879,458
                                                   -------------------- -------------------  ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                             817,339             718,028             320,184            359,798
   Sub-account units redeemed                                  201,515             205,418               5,688              2,512
   Insurance fees due to Jackson National Life                  18,894              16,011               1,490              1,037
                                                   -------------------- -------------------  ------------------  -----------------
TOTAL LIABILITIES                                            1,037,748             939,457             327,362            363,347
                                                   -------------------- -------------------  ------------------  -----------------
NET ASSETS (NOTE 7)                                      $ 429,752,717       $ 361,642,110        $ 33,044,335       $ 21,516,111
-------------------------------------------------  ==================== ===================  ==================  =================


(a)  Investment shares                                      41,322,377          33,516,414           2,880,936          1,938,388
     Investments at cost                                 $ 382,906,546       $ 302,270,438        $ 30,802,931       $ 20,651,301



                                                    JNL/Oppenheimer
                                                     Global Growth      JNL/Oppenheimer
                                                       Portfolio        Growth Portfolio
                                                   -------------------  -----------------
ASSETS
Investments, at value (a)                               $ 100,399,930       $ 21,412,993
Receivables:
   Investment securities sold                                  69,737              4,093
   Sub-account units sold                                     174,981             18,349
                                                   -------------------  -----------------
TOTAL ASSETS                                              100,644,648         21,435,435
                                                   -------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                            174,981             18,349
   Sub-account units redeemed                                  65,476              3,167
   Insurance fees due to Jackson National Life                  4,261                926
                                                   -------------------  -----------------
TOTAL LIABILITIES                                             244,718             22,442
                                                   -------------------  -----------------
NET ASSETS (NOTE 7)                                     $ 100,399,930       $ 21,412,993
-------------------------------------------------  ===================  =================


(a)  Investment shares                                      8,422,813          2,481,227
     Investments at cost                                 $ 80,905,730       $ 20,082,465

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                                               JNL/
                                                        JNL/PIMCO           PPM America                              JNL/Putnam
                                                       Total Return         High Yield           JNL/Putnam         International
                                                      Bond Portfolio      Bond Portfolio      Equity Portfolio    Equity Portfolio
                                                   --------------------- ----------------- -------------------  ------------------
ASSETS
Investments, at value (a)                                 $ 233,210,449               $ -       $ 135,414,801        $ 78,421,955
Receivables:
   Investment securities sold                                    77,890                 -             114,823              53,475
   Sub-account units sold                                       394,374                 -               1,526               3,376
                                                   --------------------- ----------------- -------------------  ------------------
TOTAL ASSETS                                                233,682,713                 -         135,531,150          78,478,806
                                                   --------------------- ----------------- -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                              394,374                 -               1,526               3,376
   Sub-account units redeemed                                    67,838                 -             109,588              50,291
   Insurance fees due to Jackson National Life                   10,052                 -               5,235               3,184
                                                   --------------------- ----------------- -------------------  ------------------
TOTAL LIABILITIES                                               472,264                 -             116,349              56,851
                                                   --------------------- ----------------- -------------------  ------------------
NET ASSETS (NOTE 7)                                       $ 233,210,449               $ -       $ 135,414,801        $ 78,421,955
-------------------------------------------------  ===================== ================= ===================  ==================


(a)  Investment shares                                       19,499,201                 -           7,284,282           7,103,438
     Investments at cost                                  $ 230,076,367               $ -       $ 142,654,019        $ 67,548,900



                                                        JNL/Putnam          JNL/Putnam           JNL/S&P             JNL/S&P
                                                          Midcap           Value Equity       Core Index 50       Core Index 75
                                                     Growth Portfolio        Portfolio          Portfolio           Portfolio
                                                   --------------------- ------------------ ------------------  ------------------
ASSETS
Investments, at value (a)                                  $ 28,326,151      $ 195,302,756                $ -                 $ -
Receivables:
   Investment securities sold                                    21,086             59,704                  -                   -
   Sub-account units sold                                        17,693             22,827                  -                   -
                                                   --------------------- ------------------ ------------------  ------------------
TOTAL ASSETS                                                 28,364,930        195,385,287                  -                   -
                                                   --------------------- ------------------ ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                               17,693             22,827                  -                   -
   Sub-account units redeemed                                    19,889             52,049                  -                   -
   Insurance fees due to Jackson National Life                    1,197              7,655                  -                   -
                                                   --------------------- ------------------ ------------------  ------------------
TOTAL LIABILITIES                                                38,779             82,531                  -                   -
                                                   --------------------- ------------------ ------------------  ------------------
NET ASSETS (NOTE 7)                                        $ 28,326,151      $ 195,302,756                $ -                 $ -
-------------------------------------------------  ===================== ================== ==================  ==================


(a)  Investment shares                                        3,501,378         11,211,410                  -                   -
     Investments at cost                                   $ 24,014,085      $ 178,560,564                $ -                 $ -



                                                        JNL/S&P          JNL/S&P Equity
                                                     Core Index 100        Aggressive
                                                       Portfolio        Growth Portfolio I
                                                   -------------------  -----------------
ASSETS
Investments, at value (a)                                         $ -                $ -
Receivables:
   Investment securities sold                                       -                  -
   Sub-account units sold                                           -                  -
                                                   -------------------  -----------------
TOTAL ASSETS                                                        -                  -
                                                   -------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                                  -                  -
   Sub-account units redeemed                                       -                  -
   Insurance fees due to Jackson National Life                      -                  -
                                                   -------------------  -----------------
TOTAL LIABILITIES                                                   -                  -
                                                   -------------------  -----------------
NET ASSETS (NOTE 7)                                               $ -                $ -
-------------------------------------------------  ===================  =================


(a)  Investment shares                                              -                  -
     Investments at cost                                          $ -                $ -

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                                              JNL/               JNL/
                                                                          S&P Managed        S&P Managed               JNL/
                                                     JNL/S&P Equity        Aggressive        Conservative          S&P Managed
                                                   Growth Portfolio I   Growth Portfolio      Portfolio          Growth Portfolio
                                                   ------------------  ----------------- --------------------- ---------------------
ASSETS
Investments, at value (a)                                        $ -      $ 575,961,421          $ 11,968,161         $ 886,559,753
Receivables:
   Investment securities sold                                      -            493,941                 2,286               463,109
   Sub-account units sold                                          -            294,514                39,210               508,928
                                                   ------------------  ----------------- --------------------- ---------------------
TOTAL ASSETS                                                       -        576,749,876            12,009,657           887,531,790
                                                   ------------------  ----------------- --------------------- ---------------------

LIABILITIES
Payables:
   Investment securities purchased                                 -            294,514                39,210               508,928
   Sub-account units redeemed                                      -            469,602                 1,689               424,655
   Insurance fees due to Jackson National Life                     -             24,339                   597                38,454
                                                   ------------------  ----------------- --------------------- ---------------------
TOTAL LIABILITIES                                                  -            788,455                41,496               972,037
                                                   ------------------  ----------------- --------------------- ---------------------
NET ASSETS (NOTE 7)                                              $ -      $ 575,961,421          $ 11,968,161         $ 886,559,753
-------------------------------------------------  ==================  ================= ===================== =====================


(a)  Investment shares                                             -         48,440,826             1,156,344            72,490,577
     Investments at cost                                         $ -      $ 526,201,175          $ 11,785,685         $ 793,368,442


                                                         JNL/               JNL/
                                                     S&P Managed       S&P Managed         JNL/S&P              JNL/Salomon
                                                       Moderate           Moderate      Very Aggressive         Brothers High
                                                      Portfolio      Growth Portfolio  Growth Portfolio I     Yield Bond Portfolio
                                                   ---------------  ----------------- --------------------  -----------------------
ASSETS
Investments, at value (a)                            $ 17,713,775      $ 548,950,583                  $ -            $ 235,740,097
Receivables:
   Investment securities sold                               5,102            260,669                    -                  135,740
   Sub-account units sold                                 533,735            808,606                    -                  335,843
                                                   ---------------  ----------------- --------------------  -----------------------
TOTAL ASSETS                                           18,252,612        550,019,858                    -              236,211,680
                                                   ---------------  ----------------- --------------------  -----------------------

LIABILITIES
Payables:
   Investment securities purchased                        533,735            808,606                    -                  335,843
   Sub-account units redeemed                               4,229            236,704                    -                  125,634
   Insurance fees due to Jackson National Life                873             23,965                    -                   10,106
                                                   ---------------  ----------------- --------------------  -----------------------
TOTAL LIABILITIES                                         538,837          1,069,275                    -                  471,583
                                                   ---------------  ----------------- --------------------  -----------------------
NET ASSETS (NOTE 7)                                  $ 17,713,775      $ 548,950,583                  $ -            $ 235,740,097
-------------------------------------------------  ===============  ================= ====================  =======================


(a)  Investment shares                                  1,680,624         47,039,467                    -               27,701,539
     Investments at cost                             $ 17,305,637      $ 506,377,008                  $ -            $ 233,938,636



                                                                             JNL/Salomon
                                                                              Brothers
                                                       JNL/Salomon         U.S. Government
                                                   Brothers Strategic         & Quality
                                                     Bond Portfolio        Bond Portfolio
                                                   --------------------  --------------------
ASSETS
Investments, at value (a)                                $ 127,609,939         $ 166,535,805
Receivables:
   Investment securities sold                                   26,042                74,560
   Sub-account units sold                                      218,537               165,918
                                                   --------------------  --------------------
TOTAL ASSETS                                               127,854,518           166,776,283
                                                   --------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                             218,537               165,918
   Sub-account units redeemed                                   20,745                67,837
   Insurance fees due to Jackson National Life                   5,297                 6,723
                                                   --------------------  --------------------
TOTAL LIABILITIES                                              244,579               240,478
                                                   --------------------  --------------------
NET ASSETS (NOTE 7)                                      $ 127,609,939         $ 166,535,805
-------------------------------------------------  ====================  ====================


(a)  Investment shares                                      11,125,540            14,724,651
     Investments at cost                                 $ 123,946,656         $ 169,825,861

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                         JNL/               JNL/Select          JNL/Select            JNL/
                                                    Select Balanced           Global            Large Cap         Select Money
                                                       Portfolio         Growth Portfolio    Growth Portfolio   Market Portfolio
                                                  --------------------  -------------------  -----------------  -----------------
ASSETS
Investments, at value (a)                               $ 347,226,552        $ 142,751,587      $ 204,976,467       $ 95,568,556
Receivables:
   Investment securities sold                                 130,213               88,894            119,205            171,056
   Sub-account units sold                                     170,286                2,499             56,401            263,770
                                                  --------------------  -------------------  -----------------  -----------------
TOTAL ASSETS                                              347,527,051          142,842,980        205,152,073         96,003,382
                                                  --------------------  -------------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                            170,286                2,499             56,401            263,770
   Sub-account units redeemed                                 116,138               83,399            111,111            166,999
   Insurance fees due to Jackson National Life                 14,075                5,495              8,094              4,057
                                                  --------------------  -------------------  -----------------  -----------------
TOTAL LIABILITIES                                             300,499               91,393            175,606            434,826
                                                  --------------------  -------------------  -----------------  -----------------
NET ASSETS (NOTE 7)                                     $ 347,226,552        $ 142,751,587      $ 204,976,467       $ 95,568,556
------------------------------------------------- ====================  ===================  =================  =================


(a)  Investment shares                                     20,281,925            7,354,538         10,399,618         95,568,556
     Investments at cost                                $ 287,822,042        $ 163,179,200      $ 209,898,067       $ 95,564,818



                                                        JNL/             JNL/T. Rowe         JNL/T. Rowe            JNL/
                                                    Select Value      Price Established     Price Mid-Cap      T. Rowe Price
                                                      Portfolio        Growth Portfolio   Growth Portfolio    Value Portfolio
                                                  ------------------  ------------------- ------------------  -----------------
ASSETS
Investments, at value (a)                              $ 58,415,483        $ 323,718,530      $ 357,292,076      $ 240,613,630
Receivables:
   Investment securities sold                                27,592              138,716            192,208            129,507
   Sub-account units sold                                   104,901              324,904            465,911            164,960
                                                  ------------------  ------------------- ------------------  -----------------
TOTAL ASSETS                                             58,547,976          324,182,150        357,950,195        240,908,097
                                                  ------------------  ------------------- ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                          104,901              324,904            465,911            164,960
   Sub-account units redeemed                                25,058              125,690            177,780            119,307
   Insurance fees due to Jackson National Life                2,534               13,026             14,428             10,200
                                                  ------------------  ------------------- ------------------  -----------------
TOTAL LIABILITIES                                           132,493              463,620            658,119            294,467
                                                  ------------------  ------------------- ------------------  -----------------
NET ASSETS (NOTE 7)                                    $ 58,415,483        $ 323,718,530      $ 357,292,076      $ 240,613,630
------------------------------------------------- ==================  =================== ==================  =================


(a)  Investment shares                                    3,495,840           17,631,728         12,819,952         17,640,295
     Investments at cost                               $ 51,417,271        $ 273,028,268      $ 282,007,622      $ 199,657,293


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                        Fifth             Fifth Third            Fifth           Fifth Third
                                                   Third Balanced      Disciplined Value     Third Mid Cap     Quality Growth
                                                  VIP Portfolio (a)    VIP Portfolio (a)   VIP Portfolio (a)  VIP Portfolio (a)
                                                 --------------------  ------------------  ------------------ ------------------
INVESTMENT INCOME
   Dividends                                                   $ 659             $ 9,644                 $ -                $ -
                                                 --------------------  ------------------  ------------------ ------------------

EXPENSES
   Insurance charges (Note 6)                                  1,127              21,070               9,370             19,330
                                                 --------------------  ------------------  ------------------ ------------------
TOTAL EXPENSES                                                 1,127              21,070               9,370             19,330
                                                 --------------------  ------------------  ------------------ ------------------
                                                 --------------------  ------------------  ------------------ ------------------
NET INVESTMENT LOSS                                             (468)            (11,426)             (9,370)           (19,330)
                                                 --------------------  ------------------  ------------------ ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       121                 463                   -                  -
   Investments                                                  (387)              9,390                (360)            (7,036)
Net change in unrealized appreciation
   (depreciation) on investments                               2,708             254,450             153,382            225,504
                                                 --------------------  ------------------  ------------------ ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        2,442             264,303             153,022            218,468
                                                 --------------------  ------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ 1,974           $ 252,877           $ 143,652          $ 199,138
-----------------------------------------------  ====================  ==================  ================== ==================



                                                        JNL/                   JNL/                  JNL/
                                                    AIM Large Cap           AIM Premier         AIM Small Cap         JNL/Alger
                                                  Growth Portfolio     Equity II Portfolio (b) Growth Portfolio    Growth Portfolio
                                                 ------------------  ---------------------- ------------------- -------------------
INVESTMENT INCOME
   Dividends                                                   $ -                $ 14,980                 $ -            $ 15,788
                                                 ------------------  ---------------------- ------------------- -------------------

EXPENSES
   Insurance charges (Note 6)                              804,406                  54,017             628,815           2,519,123
                                                 ------------------  ---------------------- ------------------- -------------------
TOTAL EXPENSES                                             804,406                  54,017             628,815           2,519,123
                                                 ------------------  ---------------------- ------------------- -------------------
                                                 ------------------  ---------------------- ------------------- -------------------
NET INVESTMENT LOSS                                       (804,406)                (39,037)           (628,815)         (2,503,335)
                                                 ------------------  ---------------------- ------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       -                       -                   -                   -
   Investments                                           1,503,872                 534,716           1,973,251          (4,965,087)
Net change in unrealized appreciation
   (depreciation) on investments                         3,627,453                (752,140)            (78,958)         12,270,314
                                                 ------------------  ---------------------- ------------------- -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  5,131,325                (217,424)          1,894,293           7,305,227
                                                 ------------------  ---------------------- ------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 4,326,919              $ (256,461)        $ 1,265,478         $ 4,801,892
-----------------------------------------------  ==================  ====================== =================== ===================



                                                        JNL/
                                                  Alliance Capital    JNL/Eagle Core
                                                  Growth Portfolio   Equity Portfolio
                                                 ------------------- -----------------
INVESTMENT INCOME
   Dividends                                               $ 74,940         $ 596,592
                                                 ------------------- -----------------

EXPENSES
   Insurance charges (Note 6)                               526,637         1,198,398
                                                 ------------------- -----------------
TOTAL EXPENSES                                              526,637         1,198,398
                                                 ------------------- -----------------
                                                 ------------------- -----------------
NET INVESTMENT LOSS                                        (451,697)         (601,806)
                                                 ------------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -                 -
   Investments                                              818,304           482,335
Net change in unrealized appreciation
   (depreciation) on investments                            945,171         3,858,147
                                                 ------------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   1,763,475         4,340,482
                                                 ------------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 1,311,778       $ 3,738,676
-----------------------------------------------  =================== =================

(a) Commencement of operations May 3, 2004.
(b) Period from January 1, 2004 through April 30, 2004.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                     JNL/Eagle           JNL/FMR            JNL/FMR          JNL/JPMorgan
                                                     SmallCap            Balanced           Capital         International
                                                 Equity Portfolio       Portfolio      Growth Portfolio    Value Portfolio
                                                 ------------------  ----------------- ------------------  -----------------
INVESTMENT INCOME
   Dividends                                                   $ -        $ 1,183,312                $ -          $ 633,725
                                                 ------------------  ----------------- ------------------  -----------------

EXPENSES
   Insurance charges (Note 6)                            1,251,742          1,322,760          1,875,663            699,980
                                                 ------------------  ----------------- ------------------  -----------------
TOTAL EXPENSES                                           1,251,742          1,322,760          1,875,663            699,980
                                                 ------------------  ----------------- ------------------  -----------------
                                                 ------------------  ----------------- ------------------  -----------------
NET INVESTMENT LOSS                                     (1,251,742)          (139,448)        (1,875,663)           (66,255)
                                                 ------------------  ----------------- ------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       -                  -                  -              4,697
   Investments                                           4,614,824            849,225         (4,387,212)         1,426,910
Net change in unrealized appreciation
   (depreciation) on investments                         9,635,770          6,361,227         25,916,829          8,793,681
                                                 ------------------  ----------------- ------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 14,250,594          7,210,452         21,529,617         10,225,288
                                                 ------------------  ----------------- ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ 12,998,852        $ 7,071,004       $ 19,653,954       $ 10,159,033
-----------------------------------------------  ==================  ================= ==================  =================


                                                    JNL/Lazard          JNL/Lazard                             JNL/MCM
                                                      Mid Cap            Small Cap          JNL/MCM           Bond Index
                                                  Value Portfolio     Value Portfolio     25 Portfolio        Portfolio
                                                 ------------------  ------------------ -----------------  -----------------
INVESTMENT INCOME
   Dividends                                             $ 168,218            $ 46,603               $ -          $ 311,498
                                                 ------------------  ------------------ -----------------  -----------------

EXPENSES
   Insurance charges (Note 6)                            1,482,444           1,454,896         4,313,460          1,311,673
                                                 ------------------  ------------------ -----------------  -----------------
TOTAL EXPENSES                                           1,482,444           1,454,896         4,313,460          1,311,673
                                                 ------------------  ------------------ -----------------  -----------------
                                                 ------------------  ------------------ -----------------  -----------------
NET INVESTMENT LOSS                                     (1,314,226)         (1,408,293)       (4,313,460)        (1,000,175)
                                                 ------------------  ------------------ -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              13,787,609           9,277,665                 -              8,929
   Investments                                           4,568,860           4,263,015         8,632,859             67,833
Net change in unrealized appreciation
   (depreciation) on investments                         3,563,021             396,329        52,149,201          2,737,427
                                                 ------------------  ------------------ -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 21,919,490          13,937,009        60,782,060          2,814,189
                                                 ------------------  ------------------ -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ 20,605,264        $ 12,528,716      $ 56,468,600        $ 1,814,014
-----------------------------------------------  ==================  ================== =================  =================


                                                       JNL/MCM              JNL/MCM
                                                    Communications      Consumer Brands
                                                   Sector Portfolio     Sector Portfolio
                                                 ---------------------  -----------------
INVESTMENT INCOME
   Dividends                                                  $ 1,234                $ -
                                                 ---------------------  -----------------

EXPENSES
   Insurance charges (Note 6)                                 178,260            185,778
                                                 ---------------------  -----------------
TOTAL EXPENSES                                                178,260            185,778
                                                 ---------------------  -----------------
                                                 ---------------------  -----------------
NET INVESTMENT LOSS                                          (177,026)          (185,778)
                                                 ---------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                          -                  -
   Investments                                             (2,027,478)           416,763
Net change in unrealized appreciation
   (depreciation) on investments                            3,948,504            834,229
                                                 ---------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     1,921,026          1,250,992
                                                 ---------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 1,744,000        $ 1,065,214
-----------------------------------------------  =====================  =================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                           JNL/MCM
                                                      JNL/MCM              Enhanced             JNL/MCM            JNL/MCM
                                                       Energy           S&P 500 Stock          Financial            Global
                                                  Sector Portfolio     Index Portfolio     Sector Portfolio     15 Portfolio
                                                 -------------------  -------------------  ------------------ ------------------
INVESTMENT INCOME
   Dividends                                                    $ -            $ 156,115            $ 15,660                $ -
                                                 -------------------  -------------------  ------------------ ------------------

EXPENSES
   Insurance charges (Note 6)                               458,517              695,806             334,767          4,012,820
                                                 -------------------  -------------------  ------------------ ------------------
TOTAL EXPENSES                                              458,517              695,806             334,767          4,012,820
                                                 -------------------  -------------------  ------------------ ------------------
                                                 -------------------  -------------------  ------------------ ------------------
NET INVESTMENT LOSS                                        (458,517)            (539,691)           (319,107)        (4,012,820)
                                                 -------------------  -------------------  ------------------ ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -                    -               5,782                  -
   Investments                                            2,481,388            1,936,015             771,522          7,031,545
Net change in unrealized appreciation
   (depreciation) on investments                          5,796,680            3,204,559           2,234,235         63,094,617
                                                 -------------------  -------------------  ------------------ ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   8,278,068            5,140,574           3,011,539         70,126,162
                                                 -------------------  -------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 7,819,551          $ 4,600,883         $ 2,692,432       $ 66,113,342
-----------------------------------------------  ===================  ===================  ================== ==================



                                                                                                                   JNL/MCM
                                                        JNL/MCM             JNL/MCM            JNL/MCM         Pharmaceutical/
                                                     International           JNL 5             Nasdaq(R)          Healthcare
                                                    Index Portfolio      Portfolio (a)     15 Portfolio (a)    Sector Portfolio
                                                 ---------------------- -----------------  -----------------  -------------------
INVESTMENT INCOME
   Dividends                                                 $ 132,720         $ 176,909                $ -                $ 609
                                                 ---------------------- -----------------  -----------------  -------------------

EXPENSES
   Insurance charges (Note 6)                                1,671,859           125,025             25,515              498,039
                                                 ---------------------- -----------------  -----------------  -------------------
TOTAL EXPENSES                                               1,671,859           125,025             25,515              498,039
                                                 ---------------------- -----------------  -----------------  -------------------
                                                 ---------------------- -----------------  -----------------  -------------------
NET INVESTMENT LOSS                                         (1,539,139)           51,884            (25,515)            (497,430)
                                                 ---------------------- -----------------  -----------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                           -                 -                  -                    -
   Investments                                               2,924,060            97,174            176,363             (189,478)
Net change in unrealized appreciation
   (depreciation) on investments                            19,585,426         3,073,820            437,244            1,142,004
                                                 ---------------------- -----------------  -----------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     22,509,486         3,170,994            613,607              952,526
                                                 ---------------------- -----------------  -----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 20,970,347       $ 3,222,878          $ 588,092            $ 455,096
-----------------------------------------------  ====================== =================  =================  ===================


                                                       JNL/MCM            JNL/MCM
                                                   S&P 400 MidCap         S&P 500
                                                   Index Portfolio    Index Portfolio
                                                 -------------------- ----------------
INVESTMENT INCOME
   Dividends                                                 $ 8,793      $ 3,188,713
                                                 -------------------- ----------------

EXPENSES
   Insurance charges (Note 6)                              2,057,971        3,236,975
                                                 -------------------- ----------------
TOTAL EXPENSES                                             2,057,971        3,236,975
                                                 -------------------- ----------------
                                                 -------------------- ----------------
NET INVESTMENT LOSS                                       (2,049,178)         (48,262)
                                                 -------------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -        1,259,164
   Investments                                             3,560,028        4,200,901
Net change in unrealized appreciation
   (depreciation) on investments                          18,213,470       14,219,798
                                                 -------------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   21,773,498       19,679,863
                                                 -------------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 19,724,320     $ 19,631,601
-----------------------------------------------  ==================== ================

(a) Inception date October 1, 2004.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                      JNL/MCM              JNL/MCM             JNL/MCM             JNL/MCM
                                                  Select Small Cap        Small Cap           Technology         The Dow SM
                                                      Portfolio        Index Portfolio     Sector Portfolio    5 Portfolio (b)
                                                 -------------------  ------------------  ------------------- ------------------
INVESTMENT INCOME
   Dividends                                                    $ -             $ 5,285                  $ -                $ -
                                                 -------------------  ------------------  ------------------- ------------------

EXPENSES
   Insurance charges (Note 6)                             3,816,494           1,795,619              352,914             36,658
                                                 -------------------  ------------------  ------------------- ------------------
TOTAL EXPENSES                                            3,816,494           1,795,619              352,914             36,658
                                                 -------------------  ------------------  ------------------- ------------------
                                                 -------------------  ------------------  ------------------- ------------------
NET INVESTMENT LOSS                                      (3,816,494)         (1,790,334)            (352,914)           (36,658)
                                                 -------------------  ------------------  ------------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -             311,422                    -                  -
   Investments                                            5,680,344           3,713,219           (2,298,330)           220,059
Net change in unrealized appreciation
   (depreciation) on investments                         36,997,497          16,898,702            2,967,226           (440,036)
                                                 -------------------  ------------------  ------------------- ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  42,677,841          20,923,343              668,896           (219,977)
                                                 -------------------  ------------------  ------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 38,861,347        $ 19,133,009            $ 315,982         $ (256,635)
-----------------------------------------------  ===================  ==================  =================== ==================


                                                      JNL/MCM              JNL/MCM            JNL/MCM             JNL/MCM
                                                     The Dow SM           The S&P(R)        Value Line(R)           VIP
                                                    10 Portfolio        10 Portfolio      25 Portfolio (a)     Portfolio (a)
                                                 -------------------  ------------------ ------------------- ------------------
INVESTMENT INCOME
   Dividends                                                    $ -                 $ -                 $ -           $ 30,744
                                                 -------------------  ------------------ ------------------- ------------------

EXPENSES
   Insurance charges (Note 6)                             5,035,139           3,906,953              62,611             35,907
                                                 -------------------  ------------------ ------------------- ------------------
TOTAL EXPENSES                                            5,035,139           3,906,953              62,611             35,907
                                                 -------------------  ------------------ ------------------- ------------------
                                                 -------------------  ------------------ ------------------- ------------------
NET INVESTMENT LOSS                                      (5,035,139)         (3,906,953)            (62,611)            (5,163)
                                                 -------------------  ------------------ ------------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -                   -                   -                  -
   Investments                                            5,444,251           3,371,068             293,429             43,470
Net change in unrealized appreciation
   (depreciation) on investments                         11,248,740          47,391,044           2,241,404            864,810
                                                 -------------------  ------------------ ------------------- ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  16,692,991          50,762,112           2,534,833            908,280
                                                 -------------------  ------------------ ------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 11,657,852        $ 46,855,159         $ 2,472,222          $ 903,117
-----------------------------------------------  ===================  ================== =================== ==================



                                                   JNL/Oppenheimer
                                                    Global Growth      JNL/Oppenheimer
                                                      Portfolio        Growth Portfolio
                                                 --------------------  ----------------
INVESTMENT INCOME
   Dividends                                               $ 123,250               $ -
                                                 --------------------  ----------------

EXPENSES
   Insurance charges (Note 6)                              1,175,860           298,253
                                                 --------------------  ----------------
TOTAL EXPENSES                                             1,175,860           298,253
                                                 --------------------  ----------------
                                                 --------------------  ----------------
NET INVESTMENT LOSS                                       (1,052,610)         (298,253)
                                                 --------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -                 -
   Investments                                             2,906,021           226,622
Net change in unrealized appreciation
   (depreciation) on investments                          10,830,368           559,501
                                                 --------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   13,736,389           786,123
                                                 --------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 12,683,779         $ 487,870
-----------------------------------------------  ====================  ================

(a) Inception date October 1, 2004.
(b) Period from January 1, 2004 through April 30, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                             JNL/
                                                      JNL/PIMCO          PPM America                             JNL/Putnam
                                                    Total Return          High Yield          JNL/Putnam       International
                                                   Bond Portfolio     Bond Portfolio (a)   Equity Portfolio   Equity Portfolio
                                                 -------------------- -------------------  -----------------  -----------------
INVESTMENT INCOME
   Dividends                                             $ 3,688,769        $ 11,141,571          $ 777,911          $ 965,223
                                                 -------------------- -------------------  -----------------  -----------------

EXPENSES
   Insurance charges (Note 6)                              3,176,707           2,253,569          1,936,328          1,112,266
                                                 -------------------- -------------------  -----------------  -----------------
TOTAL EXPENSES                                             3,176,707           2,253,569          1,936,328          1,112,266
                                                 -------------------- -------------------  -----------------  -----------------
                                                 -------------------- -------------------  -----------------  -----------------
NET INVESTMENT LOSS                                          512,062           8,888,002         (1,158,417)          (147,043)
                                                 -------------------- -------------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 2,396,144                   -                  -                  -
   Investments                                             1,483,824            (362,945)        (6,779,438)         1,353,033
Net change in unrealized appreciation
   (depreciation) on investments                           1,358,598          (2,260,913)        22,388,177          8,625,912
                                                 -------------------- -------------------  -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    5,238,566          (2,623,858)        15,608,739          9,978,945
                                                 -------------------- -------------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 5,750,628         $ 6,264,144       $ 14,450,322        $ 9,831,902
-----------------------------------------------  ==================== ===================  =================  =================


                                                     JNL/Putnam         JNL/Putnam           JNL/S&P            JNL/S&P
                                                       Midcap          Value Equity       Core Index 50      Core Index 75
                                                  Growth Portfolio       Portfolio        Portfolio (a)      Portfolio (a)
                                                 ------------------- ------------------ ------------------ ------------------
INVESTMENT INCOME
   Dividends                                                    $ -        $ 2,655,740           $ 22,160           $ 45,613
                                                 ------------------- ------------------ ------------------ ------------------

EXPENSES
   Insurance charges (Note 6)                               370,478          2,823,663            112,408            176,284
                                                 ------------------- ------------------ ------------------ ------------------
TOTAL EXPENSES                                              370,478          2,823,663            112,408            176,284
                                                 ------------------- ------------------ ------------------ ------------------
                                                 ------------------- ------------------ ------------------ ------------------
NET INVESTMENT LOSS                                        (370,478)          (167,923)           (90,248)          (130,671)
                                                 ------------------- ------------------ ------------------ ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -                  -            440,249            458,418
   Investments                                              505,926          1,840,064            726,307          1,196,983
Net change in unrealized appreciation
   (depreciation) on investments                          3,907,546         13,410,399           (915,335)        (1,224,822)
                                                 ------------------- ------------------ ------------------ ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   4,413,472         15,250,463            251,221            430,579
                                                 ------------------- ------------------ ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 4,042,994       $ 15,082,540          $ 160,973          $ 299,908
-----------------------------------------------  =================== ================== ================== ==================


                                                      JNL/S&P          JNL/S&P Equity
                                                   Core Index 100     Aggressive Growth
                                                   Portfolio (a)       Portfolio I (a)
                                                 ------------------- --------------------
INVESTMENT INCOME
   Dividends                                              $ 204,415             $ 33,181
                                                 ------------------- --------------------

EXPENSES
   Insurance charges (Note 6)                               471,666              617,070
                                                 ------------------- --------------------
TOTAL EXPENSES                                              471,666              617,070
                                                 ------------------- --------------------
                                                 ------------------- --------------------
NET INVESTMENT LOSS                                        (267,251)            (583,889)
                                                 ------------------- --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  822,784                    -
   Investments                                            4,303,418           (2,576,334)
Net change in unrealized appreciation
   (depreciation) on investments                         (4,158,556)           4,284,700
                                                 ------------------- --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     967,646            1,708,366
                                                 ------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 700,395          $ 1,124,477
-----------------------------------------------  =================== ====================

(a) Period from January 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                             JNL/                JNL/
                                                       JNL/S&P            S&P Managed         S&P Managed             JNL/
                                                    Equity Growth          Aggressive        Conservative          S&P Managed
                                                   Portfolio I (c)     Growth Portfolio      Portfolio (a)      Growth Portfolio
                                                 --------------------  ------------------ --------------------  ------------------
INVESTMENT INCOME
   Dividends                                               $ 179,973           $ 599,589                  $ -         $ 4,537,245
                                                 --------------------  ------------------ --------------------  ------------------

EXPENSES
   Insurance charges (Note 6)                              1,942,221           4,084,390               23,481          11,245,615
                                                 --------------------  ------------------ --------------------  ------------------
TOTAL EXPENSES                                             1,942,221           4,084,390               23,481          11,245,615
                                                 --------------------  ------------------ --------------------  ------------------
                                                 --------------------  ------------------ --------------------  ------------------
NET INVESTMENT LOSS                                       (1,762,248)         (3,484,801)             (23,481)         (6,708,370)
                                                 --------------------  ------------------ --------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -                   -                    -           2,829,053
   Investments                                           (10,016,215)          1,317,308               20,210           5,854,955
Net change in unrealized appreciation
   (depreciation) on investments                          14,728,217          51,913,824              182,476          73,149,187
                                                 --------------------  ------------------ --------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    4,712,002          53,231,132              202,686          81,833,195
                                                 --------------------  ------------------ --------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 2,949,754        $ 49,746,331            $ 179,205        $ 75,124,825
-----------------------------------------------  ====================  ================== ====================  ==================


                                                        JNL/                 JNL/              JNL/S&P            JNL/Salomon
                                                     S&P Managed         S&P Managed       Very Aggressive       Brothers High
                                                      Moderate             Moderate             Growth            Yield Bond
                                                    Portfolio (a)      Growth Portfolio    Portfolio I (c)       Portfolio (b)
                                                 -------------------- ------------------- -------------------  ------------------
INVESTMENT INCOME
   Dividends                                                     $ -         $ 5,166,621            $ 13,239         $ 4,804,573
                                                 -------------------- ------------------- -------------------  ------------------

EXPENSES
   Insurance charges (Note 6)                                 31,694           7,186,642             720,678             869,790
                                                 -------------------- ------------------- -------------------  ------------------
TOTAL EXPENSES                                                31,694           7,186,642             720,678             869,790
                                                 -------------------- ------------------- -------------------  ------------------
                                                 -------------------- ------------------- -------------------  ------------------
NET INVESTMENT LOSS                                          (31,694)         (2,020,021)           (707,439)          3,934,783
                                                 -------------------- ------------------- -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -           7,773,374                   -              55,843
   Investments                                                26,989           4,214,671          (6,916,348)            296,555
Net change in unrealized appreciation
   (depreciation) on investments                             408,138          28,866,615           8,946,346           1,801,461
                                                 -------------------- ------------------- -------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      435,127          40,854,660           2,029,998           2,153,859
                                                 -------------------- ------------------- -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 403,433        $ 38,834,639         $ 1,322,559         $ 6,088,642
-----------------------------------------------  ==================== =================== ===================  ==================



                                                                         JNL/Salomon
                                                                           Brothers
                                                     JNL/Salomon        U.S. Government
                                                  Brothers Strategic       & Quality
                                                    Bond Portfolio      Bond Portfolio
                                                 ---------------------  ---------------
INVESTMENT INCOME
   Dividends                                              $ 5,482,050      $ 7,458,565
                                                 ---------------------  ---------------

EXPENSES
   Insurance charges (Note 6)                               1,715,910        2,582,826
                                                 ---------------------  ---------------
TOTAL EXPENSES                                              1,715,910        2,582,826
                                                 ---------------------  ---------------
                                                 ---------------------  ---------------
NET INVESTMENT LOSS                                         3,766,140        4,875,739
                                                 ---------------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  1,908,225          926,792
   Investments                                              2,219,789          454,877
Net change in unrealized appreciation
   (depreciation) on investments                           (1,701,315)      (2,322,054)
                                                 ---------------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     2,426,699         (940,385)
                                                 ---------------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 6,192,839      $ 3,935,354
-----------------------------------------------  =====================  ===============

(a) Inception date October 1, 2004.
(b) Commencement of operations October 1, 2004.
(c) Period from January 1, 2004 through October 1, 2004.



                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                        JNL/              JNL/Select         JNL/Select            JNL/
                                                   Select Balanced          Global           Large Cap         Select Money
                                                      Portfolio        Growth Portfolio   Growth Portfolio   Market Portfolio
                                                 --------------------  -----------------  -----------------  ------------------
INVESTMENT INCOME
   Dividends                                               $ 341,366                $ -                $ -           $ 871,282
                                                 --------------------  -----------------  -----------------  ------------------

EXPENSES
   Insurance charges (Note 6)                              4,478,304          2,065,616          2,826,257           1,716,786
                                                 --------------------  -----------------  -----------------  ------------------
TOTAL EXPENSES                                             4,478,304          2,065,616          2,826,257           1,716,786
                                                 --------------------  -----------------  -----------------  ------------------
                                                 --------------------  -----------------  -----------------  ------------------
NET INVESTMENT LOSS                                       (4,136,938)        (2,065,616)        (2,826,257)           (845,504)
                                                 --------------------  -----------------  -----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 2,083,898                  -                  -                   -
   Investments                                             8,831,191        (10,443,106)        (7,987,960)             26,531
Net change in unrealized appreciation
   (depreciation) on investments                          21,483,798         25,646,243         29,348,923             (25,972)
                                                 --------------------  -----------------  -----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   32,398,887         15,203,137         21,360,963                 559
                                                 --------------------  -----------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 28,261,949       $ 13,137,521       $ 18,534,706          $ (844,945)
-----------------------------------------------  ====================  =================  =================  ==================


                                                        JNL/            JNL/T. Rowe         JNL/T. Rowe           JNL/
                                                    Select Value      Price Established    Price Mid-Cap      T. Rowe Price
                                                     Portfolio        Growth Portfolio   Growth Portfolio    Value Portfolio
                                                 -------------------  -----------------  ------------------  ----------------
INVESTMENT INCOME
   Dividends                                              $ 198,178        $ 1,182,322                 $ -       $ 1,443,184
                                                 -------------------  -----------------  ------------------  ----------------

EXPENSES
   Insurance charges (Note 6)                               647,834          4,404,085           4,649,846         2,978,243
                                                 -------------------  -----------------  ------------------  ----------------
TOTAL EXPENSES                                              647,834          4,404,085           4,649,846         2,978,243
                                                 -------------------  -----------------  ------------------  ----------------
                                                 -------------------  -----------------  ------------------  ----------------
NET INVESTMENT LOSS                                        (449,656)        (3,221,763)         (4,649,846)       (1,535,059)
                                                 -------------------  -----------------  ------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  357,825                  -          18,221,556                 -
   Investments                                            1,155,773          6,889,353          18,384,510         5,743,475
Net change in unrealized appreciation
   (depreciation) on investments                          4,559,540         20,730,466          16,919,125        22,707,972
                                                 -------------------  -----------------  ------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   6,073,138         27,619,819          53,525,191        28,451,447
                                                 -------------------  -----------------  ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 5,623,482       $ 24,398,056        $ 48,875,345      $ 26,916,388
-----------------------------------------------  ===================  =================  ==================  ================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                       Fifth            Fifth Third            Fifth           Fifth Third
                                                  Third Balanced     Disciplined Value     Third Mid Cap      Quality Growth
                                                 VIP Portfolio (a)   VIP Portfolio (a)   VIP Portfolio (a)   VIP Portfolio (a)
                                                 ------------------  ------------------  ------------------  -----------------
OPERATIONS
   Net investment loss                                      $ (468)          $ (11,426)           $ (9,370)         $ (19,330)
   Net realized gain (loss) on investments                    (266)              9,853                (360)            (7,036)
   Net change in unrealized appreciation
      (depreciation) on investments                          2,708             254,450             153,382            225,504
                                                 ------------------  ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           1,974             252,877             143,652            199,138
                                                 ------------------  ------------------  ------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              358,968           3,160,376           1,423,181          2,974,640
   Surrenders and terminations                                (202)            (30,417)            (14,327)           (28,180)
   Transfers between portfolios                           (238,180)            459,057             138,587            170,935
   Net annuitization transactions                                -                   -                   -                  -
   Policyholder charges (Note 3)                                 -                (828)               (420)              (739)
                                                 ------------------  ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   120,586           3,588,188           1,547,021          3,116,656
                                                 ------------------  ------------------  ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                      122,560           3,841,065           1,690,673          3,315,794

NET ASSETS BEGINNING OF PERIOD                                   -                   -                   -                  -
                                                 ------------------  ------------------  ------------------  -----------------

NET ASSETS END OF PERIOD                                 $ 122,560         $ 3,841,065         $ 1,690,673        $ 3,315,794
------------------------------------------------ ==================  ==================  ==================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                           -                   -                   -                  -

      Units Issued                                          32,078             275,005             130,599            541,718
      Units Redeemed                                       (21,940)            (17,556)            (17,432)           (76,068)
                                                 ------------------  ------------------  ------------------  -----------------

Units Outstanding at December 31, 2004                      10,138             257,449             113,167            465,650
                                                 ==================  ==================  ==================  =================


                                                        JNL/                   JNL/                  JNL/
                                                    AIM Large Cap          AIM Premier          AIM Small Cap         JNL/Alger
                                                  Growth Portfolio    Equity II Portfolio (b)  Growth Portfolio    Growth Portfolio
                                                 ------------------ -----------------------  -----------------  -------------------
OPERATIONS
   Net investment loss                                  $ (804,406)              $ (39,037)        $ (628,815)        $ (2,503,335)
   Net realized gain (loss) on investments               1,503,872                 534,716          1,973,251           (4,965,087)
   Net change in unrealized appreciation
      (depreciation) on investments                      3,627,453                (752,140)           (78,958)          12,270,314
                                                 ------------------ -----------------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       4,326,919                (256,461)         1,265,478            4,801,892
                                                 ------------------ -----------------------  -----------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           14,748,244               1,256,935          9,862,154           11,086,879
   Surrenders and terminations                          (3,748,969)               (231,299)        (2,915,016)         (21,048,393)
   Transfers between portfolios                         14,249,916             (10,362,117)        (9,363,307)         (19,899,000)
   Net annuitization transactions                          (33,486)                      -            (45,525)             (34,595)
   Policyholder charges (Note 3)                          (123,294)                 (6,891)           (85,185)            (396,683)
                                                 ------------------ -----------------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                25,092,411              (9,343,372)        (2,546,879)         (30,291,792)
                                                 ------------------ -----------------------  -----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                   29,419,330              (9,599,833)        (1,281,401)         (25,489,900)

NET ASSETS BEGINNING OF PERIOD                          33,753,907               9,599,833         40,304,951          191,213,449
                                                 ------------------ -----------------------  -----------------  -------------------

NET ASSETS END OF PERIOD                              $ 63,173,237                     $ -       $ 39,023,550        $ 165,723,549
------------------------------------------------ ================== =======================  =================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   3,285,651               1,021,872          3,572,035           11,287,425

      Units Issued                                       4,500,308                 247,097          2,234,268            2,070,095
      Units Redeemed                                    (2,096,907)             (1,268,969)        (2,512,986)          (3,889,720)
                                                 ------------------ -----------------------  -----------------  -------------------

Units Outstanding at December 31, 2004                   5,689,052                       -          3,293,317            9,467,800
                                                 ================== =======================  =================  ===================


                                                        JNL/
                                                  Alliance Capital      JNL/Eagle Core
                                                  Growth Portfolio     Equity Portfolio
                                                 --------------------  ------------------
OPERATIONS
   Net investment loss                                    $ (451,697)         $ (601,806)
   Net realized gain (loss) on investments                   818,304             482,335
   Net change in unrealized appreciation
      (depreciation) on investments                          945,171           3,858,147
                                                 --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         1,311,778           3,738,676
                                                 --------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              4,384,248          12,933,547
   Surrenders and terminations                            (2,399,954)         (7,969,662)
   Transfers between portfolios                          (15,499,449)         (3,744,480)
   Net annuitization transactions                                  -            (101,887)
   Policyholder charges (Note 3)                             (61,928)           (142,465)
                                                 --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (13,577,083)            975,053
                                                 --------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (12,265,305)          4,713,729

NET ASSETS BEGINNING OF PERIOD                            43,020,860          80,207,590
                                                 --------------------  ------------------

NET ASSETS END OF PERIOD                                $ 30,755,555        $ 84,921,319
------------------------------------------------ ====================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     6,242,321           4,960,387

      Units Issued                                         2,304,942           1,618,245
      Units Redeemed                                      (4,410,897)         (1,555,463)
                                                 --------------------  ------------------

Units Outstanding at December 31, 2004                     4,136,366           5,023,169
                                                 ====================  ==================


(a) Commencement of operations May 3, 2004.
(b) Period from January 1, 2004 through April 30, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                     JNL/Eagle             JNL/FMR            JNL/FMR           JNL/JPMorgan
                                                      SmallCap            Balanced            Capital          International
                                                  Equity Portfolio        Portfolio      Growth Portfolio     Value Portfolio
                                                 -------------------  ------------------ ------------------  -------------------
OPERATIONS
   Net investment loss                                 $ (1,251,742)         $ (139,448)      $ (1,875,663)           $ (66,255)
   Net realized gain (loss) on investments                4,614,824             849,225         (4,387,212)           1,431,607
   Net change in unrealized appreciation
      (depreciation) on investments                       9,635,770           6,361,227         25,916,829            8,793,681
                                                 -------------------  ------------------ ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       12,998,852           7,071,004         19,653,954           10,159,033
                                                 -------------------  ------------------ ------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            10,286,799          15,050,055          4,737,505           15,844,563
   Surrenders and terminations                           (9,272,737)         (7,540,451)       (16,261,710)          (2,661,629)
   Transfers between portfolios                          (2,373,956)         (2,186,754)       (13,091,843)          25,019,455
   Net annuitization transactions                            (4,255)            (64,648)           (49,306)              (5,338)
   Policyholder charges (Note 3)                           (176,826)           (193,037)          (370,020)             (50,719)
                                                 -------------------  ------------------ ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (1,540,975)          5,065,165        (25,035,374)          38,146,332
                                                 -------------------  ------------------ ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                    11,457,877          12,136,169         (5,381,420)          48,305,365

NET ASSETS BEGINNING OF PERIOD                           81,155,436          85,631,682        141,533,248           24,675,096
                                                 -------------------  ------------------ ------------------  -------------------

NET ASSETS END OF PERIOD                               $ 92,613,313        $ 97,767,851      $ 136,151,828         $ 72,980,461
------------------------------------------------ ===================  ================== ==================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    5,009,933           9,046,044          9,962,102            2,412,507

      Units Issued                                        1,784,217           2,781,132            929,421            5,542,057
      Units Redeemed                                     (1,914,214)         (2,217,113)        (2,715,303)          (1,679,025)
                                                 -------------------  ------------------ ------------------  -------------------

Units Outstanding at December 31, 2004                    4,879,936           9,610,063          8,176,220            6,275,539
                                                 ===================  ================== ==================  ===================


                                                     JNL/Lazard          JNL/Lazard                              JNL/MCM
                                                      Mid Cap             Small Cap           JNL/MCM           Bond Index
                                                  Value Portfolio      Value Portfolio      25 Portfolio        Portfolio
                                                 -------------------  ------------------  -----------------  -----------------
OPERATIONS
   Net investment loss                                 $ (1,314,226)       $ (1,408,293)      $ (4,313,460)      $ (1,000,175)
   Net realized gain (loss) on investments               18,356,469          13,540,680          8,632,859             76,762
   Net change in unrealized appreciation
      (depreciation) on investments                       3,563,021             396,329         52,149,201          2,737,427
                                                 -------------------  ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       20,605,264          12,528,716         56,468,600          1,814,014
                                                 -------------------  ------------------  -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            25,343,722          23,557,190        151,638,118         51,110,129
   Surrenders and terminations                           (7,187,723)         (6,215,425)       (11,738,107)        (4,275,776)
   Transfers between portfolios                          28,800,998           5,565,231         50,922,053         16,745,354
   Net annuitization transactions                            (9,448)               (981)           (62,834)                 -
   Policyholder charges (Note 3)                           (172,692)           (143,538)          (334,132)           (81,334)
                                                 -------------------  ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 46,774,857          22,762,477        190,425,098         63,498,373
                                                 -------------------  ------------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    67,380,121          35,291,193        246,893,698         65,312,387

NET ASSETS BEGINNING OF PERIOD                           66,276,751          77,707,999        164,718,246         45,891,281
                                                 -------------------  ------------------  -----------------  -----------------

NET ASSETS END OF PERIOD                              $ 133,656,872       $ 112,999,192      $ 411,611,944      $ 111,203,668
------------------------------------------------ ===================  ==================  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    5,060,728           6,102,304         16,592,867          4,248,042

      Units Issued                                        5,782,989           4,431,910         22,814,763          7,635,383
      Units Redeemed                                     (2,571,643)         (2,696,714)        (4,695,071)        (1,757,755)
                                                 -------------------  ------------------  -----------------  -----------------

Units Outstanding at December 31, 2004                    8,272,074           7,837,500         34,712,559         10,125,670
                                                 ===================  ==================  =================  =================


                                                       JNL/MCM               JNL/MCM
                                                    Communications       Consumer Brands
                                                   Sector Portfolio     Sector Portfolio
                                                 ---------------------  ------------------
OPERATIONS
   Net investment loss                                     $ (177,026)         $ (185,778)
   Net realized gain (loss) on investments                 (2,027,478)            416,763
   Net change in unrealized appreciation
      (depreciation) on investments                         3,948,504             834,229
                                                 ---------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          1,744,000           1,065,214
                                                 ---------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               2,039,768           2,549,307
   Surrenders and terminations                               (727,195)         (1,159,925)
   Transfers between portfolios                             5,377,661           1,580,047
   Net annuitization transactions                              (1,752)                  -
   Policyholder charges (Note 3)                              (28,396)            (45,371)
                                                 ---------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    6,660,086           2,924,058
                                                 ---------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                       8,404,086           3,989,272

NET ASSETS BEGINNING OF PERIOD                              8,250,261          10,758,495
                                                 ---------------------  ------------------

NET ASSETS END OF PERIOD                                 $ 16,654,347        $ 14,747,767
------------------------------------------------ =====================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      2,069,677           1,066,598

      Units Issued                                          2,961,778             812,490
      Units Redeemed                                       (1,365,930)           (522,944)
                                                 ---------------------  ------------------

Units Outstanding at December 31, 2004                      3,665,525           1,356,144
                                                 =====================  ==================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                          JNL/MCM
                                                      JNL/MCM             Enhanced            JNL/MCM           JNL/MCM
                                                       Energy          S&P 500 Stock         Financial           Global
                                                  Sector Portfolio    Index Portfolio     Sector Portfolio   15 Portfolio
                                                 ------------------- -------------------  ----------------  ----------------
OPERATIONS
   Net investment loss                                   $ (458,517)         $ (539,691)       $ (319,107)     $ (4,012,820)
   Net realized gain (loss) on investments                2,481,388           1,936,015           777,304         7,031,545
   Net change in unrealized appreciation
      (depreciation) on investments                       5,796,680           3,204,559         2,234,235        63,094,617
                                                 ------------------- -------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        7,819,551           4,600,883         2,692,432        66,113,342
                                                 ------------------- -------------------  ----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            15,389,628          14,987,490         5,812,101       151,426,073
   Surrenders and terminations                           (1,913,450)         (2,763,534)       (1,667,111)      (11,135,481)
   Transfers between portfolios                          21,773,040           5,870,647         3,805,809        48,163,975
   Net annuitization transactions                                 -                   -            (1,723)          (59,960)
   Policyholder charges (Note 3)                            (66,395)            (56,187)          (65,313)         (313,138)
                                                 ------------------- -------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 35,182,823          18,038,416         7,883,763       188,081,469
                                                 ------------------- -------------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                    43,002,374          22,639,299        10,576,195       254,194,811

NET ASSETS BEGINNING OF PERIOD                            9,126,906          35,785,912        17,929,074       141,340,646
                                                 ------------------- -------------------  ----------------  ----------------

NET ASSETS END OF PERIOD                               $ 52,129,280        $ 58,425,211      $ 28,505,269     $ 395,535,457
------------------------------------------------ =================== ===================  ================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      693,041           4,315,727         1,654,068        15,206,173

      Units Issued                                        3,543,069           4,738,130         1,287,618        23,090,776
      Units Redeemed                                     (1,201,495)         (2,400,506)         (572,747)       (4,411,188)
                                                 ------------------- -------------------  ----------------  ----------------

Units Outstanding at December 31, 2004                    3,034,615           6,653,351         2,368,939        33,885,761
                                                 =================== ===================  ================  ================


                                                                                                              JNL/MCM
                                                      JNL/MCM            JNL/MCM           JNL/MCM        Pharmaceutical/
                                                   International          JNL 5            Nasdaq(R)         Healthcare
                                                  Index Portfolio     Portfolio (a)    15 Portfolio (a)   Sector Portfolio
                                                 ------------------  ----------------  ----------------- -------------------
OPERATIONS
   Net investment loss                                $ (1,539,139)         $ 51,884          $ (25,515)         $ (497,430)
   Net realized gain (loss) on investments               2,924,060            97,174            176,363            (189,478)
   Net change in unrealized appreciation
      (depreciation) on investments                     19,585,426         3,073,820            437,244           1,142,004
                                                 ------------------  ----------------  ----------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      20,970,347         3,222,878            588,092             455,096
                                                 ------------------  ----------------  ----------------- -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           65,106,660        48,891,876          2,539,755          11,887,147
   Surrenders and terminations                          (5,266,133)         (233,573)           (39,195)         (2,253,416)
   Transfers between portfolios                         22,588,665        29,503,792          5,995,900           6,289,759
   Net annuitization transactions                           (8,033)                -                  -              (1,693)
   Policyholder charges (Note 3)                          (127,515)           (2,331)              (173)            (91,722)
                                                 ------------------  ----------------  ----------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                82,293,644        78,159,764          8,496,287          15,830,075
                                                 ------------------  ----------------  ----------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                  103,263,991        81,382,642          9,084,379          16,285,171

NET ASSETS BEGINNING OF PERIOD                          59,006,181                 -                  -          23,580,010
                                                 ------------------  ----------------  ----------------- -------------------

NET ASSETS END OF PERIOD                             $ 162,270,172      $ 81,382,642        $ 9,084,379        $ 39,865,181
------------------------------------------------ ==================  ================  ================= ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   5,039,327                 -                  -           2,248,338

      Units Issued                                       8,724,285         7,754,282          1,159,074           2,668,670
      Units Redeemed                                    (1,896,779)         (293,919)          (320,727)         (1,174,731)
                                                 ------------------  ----------------  ----------------- -------------------

Units Outstanding at December 31, 2004                  11,866,833         7,460,363            838,347           3,742,277
                                                 ==================  ================  ================= ===================



                                                       JNL/MCM              JNL/MCM
                                                    S&P 400 MidCap          S&P 500
                                                   Index Portfolio      Index Portfolio
                                                 --------------------- -------------------
OPERATIONS
   Net investment loss                                   $ (2,049,178)          $ (48,262)
   Net realized gain (loss) on investments                  3,560,028           5,460,065
   Net change in unrealized appreciation
      (depreciation) on investments                        18,213,470          14,219,798
                                                 --------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         19,724,320          19,631,601
                                                 --------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              77,736,889         116,830,659
   Surrenders and terminations                             (6,322,036)        (11,737,250)
   Transfers between portfolios                            17,887,080          32,101,738
   Net annuitization transactions                              16,241             (23,318)
   Policyholder charges (Note 3)                             (143,781)           (313,959)
                                                 --------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   89,174,393         136,857,870
                                                 --------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                     108,898,713         156,489,471

NET ASSETS BEGINNING OF PERIOD                             76,143,713         129,748,574
                                                 --------------------- -------------------

NET ASSETS END OF PERIOD                                $ 185,042,426       $ 286,238,045
------------------------------------------------ ===================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      6,672,606          13,081,031

      Units Issued                                         10,502,421          19,068,167
      Units Redeemed                                       (2,843,606)         (5,200,330)
                                                 --------------------- -------------------

Units Outstanding at December 31, 2004                     14,331,421          26,948,868
                                                 ===================== ===================

(a) Inception date October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                       JNL/MCM             JNL/MCM            JNL/MCM             JNL/MCM
                                                  Select Small Cap        Small Cap          Technology         The Dow SM
                                                      Portfolio        Index Portfolio    Sector Portfolio    5 Portfolio (b)
                                                 -------------------- ------------------  -----------------  ------------------
OPERATIONS
   Net investment loss                                  $ (3,816,494)      $ (1,790,334)        $ (352,914)          $ (36,658)
   Net realized gain (loss) on investments                 5,680,344          4,024,641         (2,298,330)            220,059
   Net change in unrealized appreciation
      (depreciation) on investments                       36,997,497         16,898,702          2,967,226            (440,036)
                                                 -------------------- ------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        38,861,347         19,133,009            315,982            (256,635)
                                                 -------------------- ------------------  -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            137,776,673         68,784,436          6,718,059              20,089
   Surrenders and terminations                           (11,176,877)        (6,300,998)        (1,504,298)           (271,265)
   Transfers between portfolios                           20,909,767         10,980,589          3,662,153          (7,286,275)
   Net annuitization transactions                            (56,113)            (7,878)            (1,656)                  -
   Policyholder charges (Note 3)                            (332,188)          (140,412)           (73,811)             (9,702)
                                                 -------------------- ------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 147,121,262         73,315,737          8,800,447          (7,547,153)
                                                 -------------------- ------------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    185,982,609         92,448,746          9,116,429          (7,803,788)

NET ASSETS BEGINNING OF PERIOD                           170,193,914         70,040,830         20,428,089           7,803,788
                                                 -------------------- ------------------  -----------------  ------------------

NET ASSETS END OF PERIOD                               $ 356,176,523      $ 162,489,576       $ 29,544,518                 $ -
------------------------------------------------ ==================== ==================  =================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    10,329,386          6,007,742          3,510,155           1,038,212

      Units Issued                                        12,366,087          8,939,735          3,001,050              38,823
      Units Redeemed                                      (3,146,653)        (2,742,769)        (1,362,601)         (1,077,035)
                                                 -------------------- ------------------  -----------------  ------------------

Units Outstanding at December 31, 2004                    19,548,820         12,204,708          5,148,604                   -
                                                 ==================== ==================  =================  ==================



                                                      JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM
                                                     The Dow SM           The S&P(R)       Value Line(R)          VIP
                                                    10 Portfolio        10 Portfolio     25 Portfolio (a)    Portfolio (a)
                                                 -------------------  -----------------  -----------------  ----------------
OPERATIONS
   Net investment loss                                 $ (5,035,139)      $ (3,906,953)         $ (62,611)         $ (5,163)
   Net realized gain (loss) on investments                5,444,251          3,371,068            293,429            43,470
   Net change in unrealized appreciation
      (depreciation) on investments                      11,248,740         47,391,044          2,241,404           864,810
                                                 -------------------  -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       11,657,852         46,855,159          2,472,222           903,117
                                                 -------------------  -----------------  -----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           167,903,451        147,372,101         13,666,623        10,844,300
   Surrenders and terminations                          (16,931,115)       (10,559,759)           (92,590)          (68,064)
   Transfers between portfolios                          38,454,855         23,175,320         16,998,430         9,837,034
   Net annuitization transactions                           (56,916)           (59,275)                 -                 -
   Policyholder charges (Note 3)                           (450,014)          (294,506)              (350)             (276)
                                                 -------------------  -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                188,920,261        159,633,881         30,572,113        20,612,994
                                                 -------------------  -----------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   200,578,113        206,489,040         33,044,335        21,516,111

NET ASSETS BEGINNING OF PERIOD                          229,174,604        155,153,070                  -                 -
                                                 -------------------  -----------------  -----------------  ----------------

NET ASSETS END OF PERIOD                              $ 429,752,717      $ 361,642,110       $ 33,044,335      $ 21,516,111
------------------------------------------------ ===================  =================  =================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   24,280,755         18,151,575                  -                 -

      Units Issued                                       28,120,550         23,388,572          3,268,363         2,068,878
      Units Redeemed                                     (7,264,227)        (4,887,865)          (378,185)         (126,337)
                                                 -------------------  -----------------  -----------------  ----------------

Units Outstanding at December 31, 2004                   45,137,078         36,652,282          2,890,178         1,942,541
                                                 ===================  =================  =================  ================


                                                   JNL/Oppenheimer
                                                    Global Growth      JNL/Oppenheimer
                                                      Portfolio        Growth Portfolio
                                                 --------------------  -----------------
OPERATIONS
   Net investment loss                                  $ (1,052,610)        $ (298,253)
   Net realized gain (loss) on investments                 2,906,021            226,622
   Net change in unrealized appreciation
      (depreciation) on investments                       10,830,368            559,501
                                                 --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        12,683,779            487,870
                                                 --------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             21,582,171          5,146,612
   Surrenders and terminations                            (5,220,027)        (1,184,740)
   Transfers between portfolios                           14,918,406            628,600
   Net annuitization transactions                            (10,751)                 -
   Policyholder charges (Note 3)                            (108,005)           (36,799)
                                                 --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  31,161,794          4,553,673
                                                 --------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     43,845,573          5,041,543

NET ASSETS BEGINNING OF PERIOD                            56,554,357         16,371,450
                                                 --------------------  -----------------

NET ASSETS END OF PERIOD                               $ 100,399,930       $ 21,412,993
------------------------------------------------ ====================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     5,815,448          2,054,048

      Units Issued                                         5,491,707          1,668,923
      Units Redeemed                                      (2,403,077)        (1,096,258)
                                                 --------------------  -----------------

Units Outstanding at December 31, 2004                     8,904,078          2,626,713
                                                 ====================  =================


(a) Inception date October 1, 2004.
(b) Period from January 1, 2004 through April 30, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                            JNL/
                                                     JNL/PIMCO          PPM America                            JNL/Putnam
                                                    Total Return         High Yield         JNL/Putnam       International
                                                   Bond Portfolio     Bond Portfolio (a) Equity Portfolio   Equity Portfolio
                                                 -------------------  -----------------  ------------------ -----------------
OPERATIONS
   Net investment loss                                    $ 512,062        $ 8,888,002        $ (1,158,417)       $ (147,043)
   Net realized gain (loss) on investments                3,879,968           (362,945)         (6,779,438)        1,353,033
   Net change in unrealized appreciation
      (depreciation) on investments                       1,358,598         (2,260,913)         22,388,177         8,625,912
                                                 -------------------  -----------------  ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        5,750,628          6,264,144          14,450,322         9,831,902
                                                 -------------------  -----------------  ------------------ -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            60,860,499         37,911,022           2,880,532         7,049,241
   Surrenders and terminations                          (17,844,358)       (15,603,847)        (17,781,641)       (8,770,534)
   Transfers between portfolios                          (1,455,007)      (217,011,995)        (13,595,467)      (11,310,798)
   Net annuitization transactions                           (59,473)          (132,441)            (67,560)                -
   Policyholder charges (Note 3)                           (476,152)          (264,794)           (327,916)         (123,873)
                                                 -------------------  -----------------  ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 41,025,509       (195,102,055)        (28,892,052)      (13,155,964)
                                                 -------------------  -----------------  ------------------ -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    46,776,137       (188,837,911)        (14,441,730)       (3,324,062)

NET ASSETS BEGINNING OF PERIOD                          186,434,312        188,837,911         149,856,531        81,746,017
                                                 -------------------  -----------------  ------------------ -----------------

NET ASSETS END OF PERIOD                              $ 233,210,449                $ -       $ 135,414,801      $ 78,421,955
------------------------------------------------ ===================  =================  ================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   14,870,607         12,583,351           9,828,611         7,056,431

      Units Issued                                        9,183,643          7,765,277             664,471         1,944,091
      Units Redeemed                                     (6,318,274)       (20,348,628)         (2,537,250)       (3,080,536)
                                                 -------------------  -----------------  ------------------ -----------------

Units Outstanding at December 31, 2004                   17,735,976                  -           7,955,832         5,919,986
                                                 ===================  =================  ================== =================



                                                    JNL/Putnam        JNL/Putnam          JNL/S&P            JNL/S&P
                                                      Midcap         Value Equity      Core Index 50      Core Index 75
                                                 Growth Portfolio      Portfolio       Portfolio (a)      Portfolio (a)
                                                 ------------------ ----------------  -----------------  ----------------
OPERATIONS
   Net investment loss                                  $ (370,478)      $ (167,923)         $ (90,248)       $ (130,671)
   Net realized gain (loss) on investments                 505,926        1,840,064          1,166,556         1,655,401
   Net change in unrealized appreciation
      (depreciation) on investments                      3,907,546       13,410,399           (915,335)       (1,224,822)
                                                 ------------------ ----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       4,042,994       15,082,540            160,973           299,908
                                                 ------------------ ----------------  -----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            4,068,545        7,367,939          3,405,034         7,138,034
   Surrenders and terminations                          (2,122,089)     (24,612,052)          (340,075)         (323,487)
   Transfers between portfolios                            176,612       (9,650,619)       (10,470,127)      (17,054,753)
   Net annuitization transactions                                -         (266,602)                 -                 -
   Policyholder charges (Note 3)                           (56,048)        (382,374)            (5,242)          (11,922)
                                                 ------------------ ----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 2,067,020      (27,543,708)        (7,410,410)      (10,252,128)
                                                 ------------------ ----------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                    6,110,014      (12,461,168)        (7,249,437)       (9,952,220)

NET ASSETS BEGINNING OF PERIOD                          22,216,137      207,763,924          7,249,437         9,952,220
                                                 ------------------ ----------------  -----------------  ----------------

NET ASSETS END OF PERIOD                              $ 28,326,151    $ 195,302,756                $ -               $ -
------------------------------------------------ ================== ================  =================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   3,431,461       12,883,649            705,908           977,618

      Units Issued                                       1,705,607        1,535,596            527,182         1,089,616
      Units Redeemed                                    (1,378,363)      (3,301,179)        (1,233,090)       (2,067,234)
                                                 ------------------ ----------------  -----------------  ----------------

Units Outstanding at December 31, 2004                   3,758,705       11,118,066                  -                 -
                                                 ================== ================  =================  ================


                                                      JNL/S&P         JNL/S&P Equity
                                                  Core Index 100     Aggressive Growth
                                                   Portfolio (a)      Portfolio I (a)
                                                 ------------------  ------------------
OPERATIONS
   Net investment loss                                  $ (267,251)         $ (583,889)
   Net realized gain (loss) on investments               5,126,202          (2,576,334)
   Net change in unrealized appreciation
      (depreciation) on investments                     (4,158,556)          4,284,700
                                                 ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         700,395           1,124,477
                                                 ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            9,094,707          14,599,940
   Surrenders and terminations                          (1,395,580)         (3,024,142)
   Transfers between portfolios                        (44,253,705)        (61,944,397)
   Net annuitization transactions                                -                   -
   Policyholder charges (Note 3)                           (39,839)            (92,875)
                                                 ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (36,594,417)        (50,461,474)
                                                 ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                  (35,894,022)        (49,336,997)

NET ASSETS BEGINNING OF PERIOD                          35,894,022          49,336,997
                                                 ------------------  ------------------

NET ASSETS END OF PERIOD                                       $ -                 $ -
------------------------------------------------ ==================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   3,463,332           4,711,772

      Units Issued                                       1,260,977           1,830,227
      Units Redeemed                                    (4,724,309)         (6,541,999)
                                                 ------------------  ------------------

Units Outstanding at December 31, 2004                           -                   -
                                                 ==================  ==================

(a) Period from January 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                            JNL/                 JNL/
                                                      JNL/S&P            S&P Managed         S&P Managed             JNL/
                                                   Equity Growth          Aggressive         Conservative         S&P Managed
                                                  Portfolio I (c)     Growth Portfolio      Portfolio (a)      Growth Portfolio
                                                 -------------------  ------------------  -------------------  ------------------
OPERATIONS
   Net investment loss                                 $ (1,762,248)       $ (3,484,801)           $ (23,481)       $ (6,708,370)
   Net realized gain (loss) on investments              (10,016,215)          1,317,308               20,210           8,684,008
   Net change in unrealized appreciation
      (depreciation) on investments                      14,728,217          51,913,824              182,476          73,149,187
                                                 -------------------  ------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        2,949,754          49,746,331              179,205          75,124,825
                                                 -------------------  ------------------  -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            36,762,102          54,360,533            9,367,089         194,307,169
   Surrenders and terminations                           (8,153,557)        (17,555,024)            (386,849)        (46,065,381)
   Transfers between portfolios                        (183,063,228)        335,753,789            2,820,064          87,524,879
   Net annuitization transactions                            (1,349)            (40,355)                   -            (376,136)
   Policyholder charges (Note 3)                           (207,668)           (529,724)             (11,348)         (1,192,259)
                                                 -------------------  ------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (154,663,700)        371,989,219           11,788,956         234,198,272
                                                 -------------------  ------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                  (151,713,946)        421,735,550           11,968,161         309,323,097

NET ASSETS BEGINNING OF PERIOD                          151,713,946         154,225,871                    -         577,236,656
                                                 -------------------  ------------------  -------------------  ------------------

NET ASSETS END OF PERIOD                                        $ -       $ 575,961,421         $ 11,968,161       $ 886,559,753
------------------------------------------------ ===================  ==================  ===================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   14,816,815          13,574,345                    -          49,481,151

      Units Issued                                        5,149,541          36,743,454            1,315,609          29,782,299
      Units Redeemed                                    (19,966,356)         (4,410,857)            (154,534)         (9,653,622)
                                                 -------------------  ------------------  -------------------  ------------------

Units Outstanding at December 31, 2004                            -          45,906,942            1,161,075          69,609,828
                                                 ===================  ==================  ===================  ==================


                                                       JNL/                JNL/              JNL/S&P          JNL/Salomon
                                                    S&P Managed         S&P Managed      Very Aggressive     Brothers High
                                                     Moderate            Moderate             Growth           Yield Bond
                                                   Portfolio (a)      Growth Portfolio   Portfolio I (c)     Portfolio (b)
                                                 ------------------  ------------------  -----------------  -----------------
OPERATIONS
   Net investment loss                                   $ (31,694)       $ (2,020,021)        $ (707,439)       $ 3,934,783
   Net realized gain (loss) on investments                  26,989          11,988,045         (6,916,348)           352,398
   Net change in unrealized appreciation
      (depreciation) on investments                        408,138          28,866,615          8,946,346          1,801,461
                                                 ------------------  ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         403,433          38,834,639          1,322,559          6,088,642
                                                 ------------------  ------------------  -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           14,382,952         135,797,894         13,083,838          9,571,182
   Surrenders and terminations                            (257,592)        (34,812,336)        (2,889,472)        (4,913,933)
   Transfers between portfolios                          3,191,420          27,320,167        (69,771,845)       225,053,546
   Net annuitization transactions                                -            (134,798)                 -                  -
   Policyholder charges (Note 3)                            (6,438)           (631,740)           (98,157)           (59,340)
                                                 ------------------  ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                17,310,342         127,539,187        (59,675,636)       229,651,455
                                                 ------------------  ------------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                   17,713,775         166,373,826        (58,353,077)       235,740,097

NET ASSETS BEGINNING OF PERIOD                                   -         382,576,757         58,353,077                  -
                                                 ------------------  ------------------  -----------------  -----------------

NET ASSETS END OF PERIOD                              $ 17,713,775       $ 548,950,583                $ -      $ 235,740,097
------------------------------------------------ ==================  ==================  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                           -          33,041,856          5,317,096                  -

      Units Issued                                       1,844,403          18,106,621          1,633,192         22,168,284
      Units Redeemed                                      (156,807)         (6,979,494)        (6,950,288)        (1,885,679)
                                                 ------------------  ------------------  -----------------  -----------------

Units Outstanding at December 31, 2004                   1,687,596          44,168,983                  -         20,282,605
                                                 ==================  ==================  =================  =================


                                                                        JNL/Salomon
                                                                          Brothers
                                                     JNL/Salomon      U.S. Government
                                                 Brothers Strategic       & Quality
                                                   Bond Portfolio      Bond Portfolio
                                                 -------------------- -----------------
OPERATIONS
   Net investment loss                                   $ 3,766,140       $ 4,875,739
   Net realized gain (loss) on investments                 4,128,014         1,381,669
   Net change in unrealized appreciation
      (depreciation) on investments                       (1,701,315)       (2,322,054)
                                                 -------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         6,192,839         3,935,354
                                                 -------------------- -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             27,088,685        16,842,569
   Surrenders and terminations                           (11,713,618)      (22,222,583)
   Transfers between portfolios                            4,578,690       (21,058,891)
   Net annuitization transactions                            (28,072)          (95,899)
   Policyholder charges (Note 3)                            (184,500)         (431,428)
                                                 -------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  19,741,185       (26,966,232)
                                                 -------------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     25,934,024       (23,030,878)

NET ASSETS BEGINNING OF PERIOD                           101,675,915       189,566,683
                                                 -------------------- -----------------

NET ASSETS END OF PERIOD                               $ 127,609,939     $ 166,535,805
------------------------------------------------ ==================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     5,867,202        12,875,452

      Units Issued                                         3,328,005         2,865,437
      Units Redeemed                                      (2,190,729)       (4,704,610)
                                                 -------------------- -----------------

Units Outstanding at December 31, 2004                     7,004,478        11,036,279
                                                 ==================== =================


(a) Inception date October 1, 2004.
(b) Commencement of operations October 1, 2004.
(c) Period from January 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                        JNL/             JNL/Select          JNL/Select             JNL/
                                                   Select Balanced         Global             Large Cap         Select Money
                                                      Portfolio       Growth Portfolio    Growth Portfolio    Market Portfolio
                                                 -------------------- ------------------  ------------------  ------------------
OPERATIONS
   Net investment loss                                  $ (4,136,938)      $ (2,065,616)       $ (2,826,257)         $ (845,504)
   Net realized gain (loss) on investments                10,915,089        (10,443,106)         (7,987,960)             26,531
   Net change in unrealized appreciation
      (depreciation) on investments                       21,483,798         25,646,243          29,348,923             (25,972)
                                                 -------------------- ------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        28,261,949         13,137,521          18,534,706            (844,945)
                                                 -------------------- ------------------  ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             46,871,023          2,482,701           9,176,564          72,599,502
   Surrenders and terminations                           (30,656,435)       (20,184,834)        (22,486,043)        (25,027,278)
   Transfers between portfolios                           30,907,640        (15,022,123)         (1,032,667)        (49,372,663)
   Net annuitization transactions                           (120,034)           (12,998)            (78,796)           (174,655)
   Policyholder charges (Note 3)                            (464,091)          (313,267)           (520,590)           (536,321)
                                                 -------------------- ------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  46,538,103        (33,050,521)        (14,941,532)         (2,511,415)
                                                 -------------------- ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                     74,800,052        (19,913,000)          3,593,174          (3,356,360)

NET ASSETS BEGINNING OF PERIOD                           272,426,500        162,664,587         201,383,293          98,924,916
                                                 -------------------- ------------------  ------------------  ------------------

NET ASSETS END OF PERIOD                               $ 347,226,552      $ 142,751,587       $ 204,976,467        $ 95,568,556
------------------------------------------------ ==================== ==================  ==================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    14,060,770          9,420,842          10,129,826           8,212,521

      Units Issued                                         5,109,535            319,875           2,287,296          19,129,213
      Units Redeemed                                      (2,952,992)        (2,224,085)         (3,178,258)        (19,331,500)
                                                 -------------------- ------------------  ------------------  ------------------

Units Outstanding at December 31, 2004                    16,217,313          7,516,632           9,238,864           8,010,234
                                                 ==================== ==================  ==================  ==================


                                                       JNL/            JNL/T. Rowe        JNL/T. Rowe          JNL/
                                                   Select Value     Price Established    Price Mid-Cap     T. Rowe Price
                                                     Portfolio      Growth Portfolio    Growth Portfolio  Value Portfolio
                                                 ------------------ ------------------  ----------------  ----------------
OPERATIONS
   Net investment loss                                  $ (449,656)      $ (3,221,763)     $ (4,649,846)     $ (1,535,059)
   Net realized gain (loss) on investments               1,513,598          6,889,353        36,606,066         5,743,475
   Net change in unrealized appreciation
      (depreciation) on investments                      4,559,540         20,730,466        16,919,125        22,707,972
                                                 ------------------ ------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       5,623,482         24,398,056        48,875,345        26,916,388
                                                 ------------------ ------------------  ----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           15,578,292         32,524,902        36,795,596        43,798,312
   Surrenders and terminations                          (2,716,830)       (33,249,910)      (34,866,590)      (14,574,457)
   Transfers between portfolios                         16,910,514          5,416,589         9,899,516        26,734,741
   Net annuitization transactions                           (7,375)          (173,578)          (86,235)          (48,320)
   Policyholder charges (Note 3)                           (45,572)          (587,807)         (568,889)         (312,993)
                                                 ------------------ ------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                29,719,029          3,930,196        11,173,398        55,597,283
                                                 ------------------ ------------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   35,342,511         28,328,252        60,048,743        82,513,671

NET ASSETS BEGINNING OF PERIOD                          23,072,972        295,390,278       297,243,333       158,099,959
                                                 ------------------ ------------------  ----------------  ----------------

NET ASSETS END OF PERIOD                              $ 58,415,483      $ 323,718,530     $ 357,292,076     $ 240,613,630
------------------------------------------------ ================== ==================  ================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   1,590,258         14,144,722        12,385,488        13,553,679

      Units Issued                                       3,002,171          3,083,890         3,700,850         8,736,686
      Units Redeemed                                    (1,025,307)        (3,118,023)       (3,564,967)       (4,031,181)
                                                 ------------------ ------------------  ----------------  ----------------

Units Outstanding at December 31, 2004                   3,567,122         14,110,589        12,521,371        18,259,184
                                                 ================== ==================  ================  ================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                      JNL/                JNL/                 JNL/
                                                  AIM Large Cap        AIM Premier        AIM Small Cap        JNL/Alger
                                                Growth Portfolio   Equity II Portfolio   Growth Portfolio   Growth Portfolio
                                                ------------------ --------------------  -----------------  -----------------
OPERATIONS
   Net investment income (loss)                        $ (257,481)           $ (99,320)        $ (324,804)      $ (2,272,919)
   Net realized gain (loss) on investments                311,989             (107,252)           208,354        (14,233,529)
   Net change in unrealized appreciation
      on investments                                    4,148,897            1,601,776          6,788,781         62,645,401
                                                ------------------ --------------------  -----------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      4,203,405            1,395,204          6,672,331         46,138,953
                                                ------------------ --------------------  -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          12,859,555            2,520,825         10,942,510         11,429,979
   Surrenders and terminations                           (859,514)            (394,530)        (1,356,127)       (15,740,662)
   Transfers between portfolios                        11,049,137            1,317,482         12,002,906          6,257,673
   Policyholder charges (Note 3)                          (20,335)             (12,384)           (37,470)          (418,529)
                                                ------------------ --------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               23,028,843            3,431,393         21,551,819          1,528,461
                                                ------------------ --------------------  -----------------  -----------------

NET INCREASE IN NET ASSETS                             27,232,248            4,826,597         28,224,150         47,667,414

NET ASSETS BEGINNING OF PERIOD                          6,521,659            4,773,236         12,080,801        143,546,035
                                                ------------------ --------------------  -----------------  -----------------

NET ASSETS END OF PERIOD                             $ 33,753,907          $ 9,599,833       $ 40,304,951      $ 191,213,449
----------------------------------------------  ================== ====================  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    812,401              613,601          1,458,657         11,266,739

      Units Issued                                      3,655,914              655,280          3,032,152          3,121,687
      Units Redeemed                                   (1,182,664)            (247,009)          (918,774)        (3,101,001)
                                                ------------------ --------------------  -----------------  -----------------

Units Outstanding at December 31, 2003                  3,285,651            1,021,872          3,572,035         11,287,425
                                                ================== ====================  =================  =================



                                                       JNL/                                  JNL/Eagle          JNL/FMR
                                                 Alliance Capital     JNL/Eagle Core         SmallCap           Balanced
                                                 Growth Portfolio    Equity Portfolio    Equity Portfolio      Portfolio
                                                -------------------  ------------------  ------------------ -----------------
OPERATIONS
   Net investment income (loss)                         $ (500,353)         $ (432,612)         $ (996,291)         $ 97,944
   Net realized gain (loss) on investments              (2,801,918)         (1,982,406)           (453,220)         (755,696)
   Net change in unrealized appreciation
      on investments                                    10,332,951          16,014,180          24,466,356         9,044,414
                                                -------------------  ------------------  ------------------ -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       7,030,680          13,599,162          23,016,845         8,386,662
                                                -------------------  ------------------  ------------------ -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           10,467,693          13,037,679           9,210,035        20,729,836
   Surrenders and terminations                          (2,406,574)         (5,677,408)         (6,434,971)       (5,751,671)
   Transfers between portfolios                          2,233,037           3,836,095          (4,517,773)        4,623,859
   Policyholder charges (Note 3)                           (64,804)           (153,997)           (169,929)         (174,181)
                                                -------------------  ------------------  ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                10,229,352          11,042,369          (1,912,638)       19,427,843
                                                -------------------  ------------------  ------------------ -----------------

NET INCREASE IN NET ASSETS                              17,260,032          24,641,531          21,104,207        27,814,505

NET ASSETS BEGINNING OF PERIOD                          25,760,828          55,566,059          60,051,229        57,817,177
                                                -------------------  ------------------  ------------------ -----------------

NET ASSETS END OF PERIOD                              $ 43,020,860        $ 80,207,590        $ 81,155,436      $ 85,631,682
----------------------------------------------  ===================  ==================  ================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   5,110,688           4,213,530           5,120,401         6,822,997

      Units Issued                                       4,208,752           1,861,614           2,362,963         4,275,542
      Units Redeemed                                    (3,077,119)         (1,114,757)         (2,473,431)       (2,052,495)
                                                -------------------  ------------------  ------------------ -----------------

Units Outstanding at December 31, 2003                   6,242,321           4,960,387           5,009,933         9,046,044
                                                ===================  ==================  ================== =================


                                                     JNL/FMR         JNL/JPMorgan
                                                     Capital         International
                                                Growth Portfolio    Value Portfolio
                                                ------------------  ----------------
OPERATIONS
   Net investment income (loss)                      $ (1,819,623)        $ 201,135
   Net realized gain (loss) on investments            (38,207,511)          346,291
   Net change in unrealized appreciation
      on investments                                   77,357,414         2,252,333
                                                ------------------  ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     37,330,280         2,799,759
                                                ------------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           5,120,789         4,467,224
   Surrenders and terminations                        (12,831,266)         (344,684)
   Transfers between portfolios                        (9,355,683)       17,321,015
   Policyholder charges (Note 3)                         (413,464)           (6,370)
                                                ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              (17,479,624)       21,437,185
                                                ------------------  ----------------

NET INCREASE IN NET ASSETS                             19,850,656        24,236,944

NET ASSETS BEGINNING OF PERIOD                        121,682,592           438,152
                                                ------------------  ----------------

NET ASSETS END OF PERIOD                            $ 141,533,248      $ 24,675,096
----------------------------------------------  ==================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                 11,558,756            56,465

      Units Issued                                      4,616,553         3,146,424
      Units Redeemed                                   (6,213,207)         (790,382)
                                                ------------------  ----------------

Units Outstanding at December 31, 2003                  9,962,102         2,412,507
                                                ==================  ================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                    JNL/Lazard          JNL/Lazard                            JNL/MCM
                                                     Mid Cap            Small Cap          JNL/MCM           Bond Index
                                                 Value Portfolio     Value Portfolio     25 Portfolio        Portfolio
                                                -------------------  ----------------- -----------------  -----------------
OPERATIONS
   Net investment income (loss)                         $ (511,652)        $ (646,406)     $ (1,237,153)         $ 352,328
   Net realized gain (loss) on investments                 174,720            (13,682)          372,705            547,773
   Net change in unrealized appreciation
      on investments                                    11,405,749         15,399,830        32,309,617           (540,891)
                                                -------------------  ----------------- -----------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      11,068,817         14,739,742        31,445,169            359,210
                                                -------------------  ----------------- -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           16,753,290         15,006,697        77,955,632         26,141,195
   Surrenders and terminations                          (2,873,885)        (3,194,371)       (2,939,933)        (1,245,073)
   Transfers between portfolios                         12,361,678         22,435,170        20,844,294          8,213,627
   Policyholder charges (Note 3)                           (78,128)           (93,635)          (81,275)           (23,433)
                                                -------------------  ----------------- -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                26,162,955         34,153,861        95,778,718         33,086,316
                                                -------------------  ----------------- -----------------  -----------------

NET INCREASE IN NET ASSETS                              37,231,772         48,893,603       127,223,887         33,445,526

NET ASSETS BEGINNING OF PERIOD                          29,044,979         28,814,396        37,494,359         12,445,755
                                                -------------------  ----------------- -----------------  -----------------

NET ASSETS END OF PERIOD                              $ 66,276,751       $ 77,707,999     $ 164,718,246       $ 45,891,281
----------------------------------------------  ===================  ================= =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   2,916,590          3,090,872         4,921,272          1,168,408

      Units Issued                                       3,462,078          4,598,062        13,575,678          3,713,731
      Units Redeemed                                    (1,317,940)        (1,586,630)       (1,904,083)          (634,097)
                                                -------------------  ----------------- -----------------  -----------------

Units Outstanding at December 31, 2003                   5,060,728          6,102,304        16,592,867          4,248,042
                                                ===================  ================= =================  =================


                                                                                                                 JNL/MCM
                                                      JNL/MCM              JNL/MCM            JNL/MCM           Enhanced
                                                  Communications       Consumer Brands        Energy          S&P 500 Stock
                                                 Sector Portfolio     Sector Portfolio    Sector Portfolio   Index Portfolio
                                                --------------------  ------------------  ----------------  ------------------
OPERATIONS
   Net investment income (loss)                           $ (96,408)         $ (136,567)       $ (106,329)         $ (164,539)
   Net realized gain (loss) on investments               (1,538,516)               (758)         (124,391)            289,945
   Net change in unrealized appreciation
      on investments                                      3,545,139           1,846,841         2,288,028           4,557,876
                                                --------------------  ------------------  ----------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        1,910,215           1,709,516         2,057,308           4,683,282
                                                --------------------  ------------------  ----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               115,163             680,209           108,131          12,880,632
   Surrenders and terminations                             (331,469)           (859,666)         (612,491)           (674,692)
   Transfers between portfolios                             465,998            (189,628)          203,883          11,972,879
   Policyholder charges (Note 3)                            (22,980)            (46,530)          (35,013)            (15,319)
                                                --------------------  ------------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    226,712            (415,615)         (335,490)         24,163,500
                                                --------------------  ------------------  ----------------  ------------------

NET INCREASE IN NET ASSETS                                2,136,927           1,293,901         1,721,818          28,846,782

NET ASSETS BEGINNING OF PERIOD                            6,113,334           9,464,594         7,405,088           6,939,130
                                                --------------------  ------------------  ----------------  ------------------

NET ASSETS END OF PERIOD                                $ 8,250,261        $ 10,758,495       $ 9,126,906        $ 35,785,912
----------------------------------------------  ====================  ==================  ================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    2,009,123           1,117,952           730,606           1,108,179

      Units Issued                                          412,119             205,276           151,164           4,951,273
      Units Redeemed                                       (351,565)           (256,630)         (188,729)         (1,743,725)
                                                --------------------  ------------------  ----------------  ------------------

Units Outstanding at December 31, 2003                    2,069,677           1,066,598           693,041           4,315,727
                                                ====================  ==================  ================  ==================


                                                     JNL/MCM           JNL/MCM
                                                    Financial           Global
                                                Sector Portfolio    15 Portfolio
                                                ------------------  --------------
OPERATIONS
   Net investment income (loss)                        $ (215,511)   $ (1,082,700)
   Net realized gain (loss) on investments               (141,717)        817,800
   Net change in unrealized appreciation
      on investments                                    4,583,296      23,248,243
                                                ------------------  --------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      4,226,068      22,983,343
                                                ------------------  --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             576,467      69,328,255
   Surrenders and terminations                           (983,794)     (2,772,375)
   Transfers between portfolios                           (13,885)     21,367,012
   Policyholder charges (Note 3)                          (55,214)        (83,923)
                                                ------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (476,426)     87,838,969
                                                ------------------  --------------

NET INCREASE IN NET ASSETS                              3,749,642     110,822,312

NET ASSETS BEGINNING OF PERIOD                         14,179,432      30,518,334
                                                ------------------  --------------

NET ASSETS END OF PERIOD                             $ 17,929,074   $ 141,340,646
----------------------------------------------  ==================  ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                  1,718,488       4,289,147

      Units Issued                                        330,702      12,408,564
      Units Redeemed                                     (395,122)     (1,491,538)
                                                ------------------  --------------

Units Outstanding at December 31, 2003                  1,654,068      15,206,173
                                                ==================  ==============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                         JNL/MCM
                                                     JNL/MCM         Pharmaceutical/         JNL/MCM             JNL/MCM
                                                  International        Healthcare        S&P 400 MidCap          S&P 500
                                                 Index Portfolio    Sector Portfolio     Index Portfolio     Index Portfolio
                                                ------------------- ------------------  ------------------  -------------------
OPERATIONS
   Net investment income (loss)                          $ 255,416         $ (287,974)         $ (329,953)            $ 73,391
   Net realized gain (loss) on investments                 256,156           (634,135)            461,721            1,193,696
   Net change in unrealized appreciation
      on investments                                    10,221,954          5,646,960          11,299,888           15,341,216
                                                ------------------- ------------------  ------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      10,733,526          4,724,851          11,431,656           16,608,303
                                                ------------------- ------------------  ------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           25,525,540            620,027          35,738,045           62,644,393
   Surrenders and terminations                          (1,031,779)        (1,429,426)         (1,379,575)          (3,284,096)
   Transfers between portfolios                         15,218,761          1,462,757          18,840,871           32,321,381
   Policyholder charges (Note 3)                           (21,859)           (80,099)            (28,518)             (89,744)
                                                ------------------- ------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                39,690,663            573,259          53,170,823           91,591,934
                                                ------------------- ------------------  ------------------  -------------------

NET INCREASE IN NET ASSETS                              50,424,189          5,298,110          64,602,479          108,200,237

NET ASSETS BEGINNING OF PERIOD                           8,581,992         18,281,900          11,541,234           21,548,337
                                                ------------------- ------------------  ------------------  -------------------

NET ASSETS END OF PERIOD                              $ 59,006,181       $ 23,580,010        $ 76,143,713        $ 129,748,574
----------------------------------------------  =================== ==================  ==================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   1,002,046          2,204,925           1,341,291            2,715,778

      Units Issued                                       4,444,586            461,950           6,016,150           12,461,080
      Units Redeemed                                      (407,305)          (418,537)           (684,835)          (2,095,827)
                                                ------------------- ------------------  ------------------  -------------------

Units Outstanding at December 31, 2003                   5,039,327          2,248,338           6,672,606           13,081,031
                                                =================== ==================  ==================  ===================


                                                     JNL/MCM             JNL/MCM             JNL/MCM           JNL/MCM
                                                 Select Small Cap       Small Cap          Technology        The Dow SM
                                                     Portfolio       Index Portfolio    Sector Portfolio     5 Portfolio
                                                -------------------  -----------------  ------------------ ----------------
OPERATIONS
   Net investment income (loss)                       $ (1,333,470)        $ (231,478)         $ (249,153)       $ (99,340)
   Net realized gain (loss) on investments               1,761,476          1,347,673          (2,551,669)        (394,607)
   Net change in unrealized appreciation
      on investments                                    34,174,713         10,818,756           9,110,939        1,546,837
                                                -------------------  -----------------  ------------------ ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      34,602,719         11,934,951           6,310,117        1,052,890
                                                -------------------  -----------------  ------------------ ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           74,778,322         30,653,780             957,703           75,296
   Surrenders and terminations                          (3,926,338)        (1,447,863)           (989,337)        (583,819)
   Transfers between portfolios                         26,279,788         19,313,081            (299,242)        (758,750)
   Policyholder charges (Note 3)                          (126,803)           (44,940)            (55,509)         (28,597)
                                                -------------------  -----------------  ------------------ ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                97,004,969         48,474,058            (386,385)      (1,295,870)
                                                -------------------  -----------------  ------------------ ----------------

NET INCREASE IN NET ASSETS                             131,607,688         60,409,009           5,923,732         (242,980)

NET ASSETS BEGINNING OF PERIOD                          38,586,226          9,631,821          14,504,357        8,046,768
                                                -------------------  -----------------  ------------------ ----------------

NET ASSETS END OF PERIOD                             $ 170,193,914       $ 70,040,830        $ 20,428,089      $ 7,803,788
----------------------------------------------  ===================  =================  ================== ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   3,427,830          1,200,023           3,570,056        1,264,958

      Units Issued                                       8,018,381          5,766,198             671,816          123,085
      Units Redeemed                                    (1,116,825)          (958,479)           (731,717)        (349,831)
                                                -------------------  -----------------  ------------------ ----------------

Units Outstanding at December 31, 2003                  10,329,386          6,007,742           3,510,155        1,038,212
                                                ===================  =================  ================== ================



                                                     JNL/MCM            JNL/MCM
                                                    The Dow SM          The S&P(R)
                                                   10 Portfolio       10 Portfolio
                                                ------------------- -----------------
OPERATIONS
   Net investment income (loss)                       $ (1,952,142)     $ (1,261,298)
   Net realized gain (loss) on investments                (206,510)         (836,208)
   Net change in unrealized appreciation
      on investments                                    40,213,473        19,814,545
                                                ------------------- -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      38,054,821        17,717,039
                                                ------------------- -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           93,510,731        80,213,933
   Surrenders and terminations                          (6,856,633)       (3,393,181)
   Transfers between portfolios                         23,857,113        19,495,040
   Policyholder charges (Note 3)                          (187,547)         (106,303)
                                                ------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               110,323,664        96,209,489
                                                ------------------- -----------------

NET INCREASE IN NET ASSETS                             148,378,485       113,926,528

NET ASSETS BEGINNING OF PERIOD                          80,796,119        41,226,542
                                                ------------------- -----------------

NET ASSETS END OF PERIOD                             $ 229,174,604     $ 155,153,070
----------------------------------------------  =================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                  10,561,766         5,639,257

      Units Issued                                      17,496,984        14,278,029
      Units Redeemed                                    (3,777,995)       (1,765,711)
                                                ------------------- -----------------

Units Outstanding at December 31, 2003                  24,280,755        18,151,575
                                                =================== =================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                                                      JNL/
                                                  JNL/Oppenheimer                              JNL/PIMCO          PPM America
                                                   Global Growth       JNL/Oppenheimer       Total Return          High Yield
                                                     Portfolio         Growth Portfolio     Bond Portfolio       Bond Portfolio
                                                --------------------  ------------------- -------------------- -------------------
OPERATIONS
   Net investment income (loss)                          $ (510,125)          $ (159,645)           $ 329,665         $ 8,819,178
   Net realized gain (loss) on investments                  883,790             (127,069)           6,635,085             (56,898)
   Net change in unrealized appreciation
      on investments                                     12,506,505            1,828,966           (2,621,484)         14,317,186
                                                --------------------  ------------------- -------------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       12,880,170            1,542,252            4,343,266          23,079,466
                                                --------------------  ------------------- -------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            13,770,565            5,459,950           84,266,679          41,887,271
   Surrenders and terminations                           (2,235,667)            (878,243)         (11,702,133)        (15,503,001)
   Transfers between portfolios                           8,289,744            3,712,084             (224,481)         22,419,625
   Policyholder charges (Note 3)                            (60,243)             (21,106)            (290,131)           (315,672)
                                                --------------------  ------------------- -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 19,764,399            8,272,685           72,049,934          48,488,223
                                                --------------------  ------------------- -------------------- -------------------

NET INCREASE IN NET ASSETS                               32,644,569            9,814,937           76,393,200          71,567,689

NET ASSETS BEGINNING OF PERIOD                           23,909,788            6,556,513          110,041,112         117,270,222
                                                --------------------  ------------------- -------------------- -------------------

NET ASSETS END OF PERIOD                               $ 56,554,357         $ 16,371,450        $ 186,434,312       $ 188,837,911
----------------------------------------------  ====================  =================== ==================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    3,398,230              952,623            9,590,378           9,209,887

      Units Issued                                        4,663,711            1,739,788           12,034,348           7,277,069
      Units Redeemed                                     (2,246,493)            (638,363)          (6,754,119)         (3,903,605)
                                                --------------------  ------------------- -------------------- -------------------

Units Outstanding at December 31, 2003                    5,815,448            2,054,048           14,870,607          12,583,351
                                                ====================  =================== ==================== ===================


                                                                         JNL/Putnam         JNL/Putnam         JNL/Putnam
                                                     JNL/Putnam         International         Midcap          Value Equity
                                                  Equity Portfolio    Equity Portfolio   Growth Portfolio       Portfolio
                                                --------------------- ------------------ ------------------ ------------------
OPERATIONS
   Net investment income (loss)                         $ (1,525,424)         $ 177,901         $ (249,741)        $ (465,713)
   Net realized gain (loss) on investments               (20,727,179)        (4,427,923)        (1,656,301)        (7,398,671)
   Net change in unrealized appreciation
      on investments                                      53,950,111         21,654,800          6,605,412         47,191,174
                                                --------------------- ------------------ ------------------ ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        31,697,508         17,404,778          4,699,370         39,326,790
                                                --------------------- ------------------ ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              4,057,997          8,501,534          4,418,508         12,962,742
   Surrenders and terminations                           (14,518,044)        (6,465,356)        (1,127,708)       (18,217,970)
   Transfers between portfolios                          (10,918,855)        (4,057,655)           870,737        (14,159,520)
   Policyholder charges (Note 3)                            (387,137)          (144,963)           (33,547)          (442,322)
                                                --------------------- ------------------ ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (21,766,039)        (2,166,440)         4,127,990        (19,857,070)
                                                --------------------- ------------------ ------------------ ------------------

NET INCREASE IN NET ASSETS                                 9,931,469         15,238,338          8,827,360         19,469,720

NET ASSETS BEGINNING OF PERIOD                           139,925,062         66,507,679         13,388,777        188,294,204
                                                --------------------- ------------------ ------------------ ------------------

NET ASSETS END OF PERIOD                               $ 149,856,531       $ 81,746,017       $ 22,216,137      $ 207,763,924
----------------------------------------------  ===================== ================== ================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    11,566,208          7,269,533          2,712,224         14,475,113

      Units Issued                                         1,655,235          2,473,069          2,244,109          2,173,153
      Units Redeemed                                      (3,392,832)        (2,686,171)        (1,524,872)        (3,764,617)
                                                --------------------- ------------------ ------------------ ------------------

Units Outstanding at December 31, 2003                     9,828,611          7,056,431          3,431,461         12,883,649
                                                ===================== ================== ================== ==================



                                                     JNL/S&P            JNL/S&P
                                                  Core Index 50      Core Index 75
                                                    Portfolio          Portfolio
                                                ------------------  ----------------
OPERATIONS
   Net investment income (loss)                         $ (57,394)        $ (69,623)
   Net realized gain (loss) on investments                (25,242)           78,994
   Net change in unrealized appreciation
      on investments                                    1,177,942         1,525,269
                                                ------------------  ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      1,095,306         1,534,640
                                                ------------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           2,628,043         3,761,894
   Surrenders and terminations                           (304,170)         (676,516)
   Transfers between portfolios                         1,877,364           910,634
   Policyholder charges (Note 3)                          (14,764)          (38,177)
                                                ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                4,186,473         3,957,835
                                                ------------------  ----------------

NET INCREASE IN NET ASSETS                              5,281,779         5,492,475

NET ASSETS BEGINNING OF PERIOD                          1,967,658         4,459,745
                                                ------------------  ----------------

NET ASSETS END OF PERIOD                              $ 7,249,437       $ 9,952,220
----------------------------------------------  ==================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    254,290           546,427

      Units Issued                                        533,753           658,570
      Units Redeemed                                      (82,135)         (227,379)
                                                ------------------  ----------------

Units Outstanding at December 31, 2003                    705,908           977,618
                                                ==================  ================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                                                    JNL/
                                                     JNL/S&P          JNL/S&P Equity                            S&P Managed
                                                  Core Index 100        Aggressive         JNL/S&P Equity        Aggressive
                                                    Portfolio        Growth Portfolio I  Growth Portfolio I   Growth Portfolio
                                                -------------------  ------------------  -------------------  -----------------
OPERATIONS
   Net investment income (loss)                         $ (249,858)         $ (537,377)        $ (1,620,389)         $ 177,430
   Net realized gain (loss) on investments                 267,405          (2,472,051)          (9,374,831)        (4,169,360)
   Net change in unrealized appreciation
      on investments                                     4,853,251          12,709,399           39,715,806         30,914,494
                                                -------------------  ------------------  -------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       4,870,798           9,699,971           28,720,586         26,922,564
                                                -------------------  ------------------  -------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           13,370,766          11,976,947           25,901,748         35,878,808
   Surrenders and terminations                          (1,226,817)         (2,193,483)          (7,085,749)        (5,311,309)
   Transfers between portfolios                          4,744,103            (156,056)           5,081,099          4,582,771
   Policyholder charges (Note 3)                           (36,476)            (91,462)            (270,184)          (248,223)
                                                -------------------  ------------------  -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                16,851,576           9,535,946           23,626,914         34,902,047
                                                -------------------  ------------------  -------------------  -----------------

NET INCREASE IN NET ASSETS                              21,722,374          19,235,917           52,347,500         61,824,611

NET ASSETS BEGINNING OF PERIOD                          14,171,648          30,101,080           99,366,446         92,401,260
                                                -------------------  ------------------  -------------------  -----------------

NET ASSETS END OF PERIOD                              $ 35,894,022        $ 49,336,997        $ 151,713,946      $ 154,225,871
----------------------------------------------  ===================  ==================  ===================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   1,654,530           3,673,883           12,358,854         10,139,700

      Units Issued                                       2,296,927           1,783,031            5,019,657          5,395,744
      Units Redeemed                                      (488,125)           (745,142)          (2,561,696)        (1,961,099)
                                                -------------------  ------------------  -------------------  -----------------

Units Outstanding at December 31, 2003                   3,463,332           4,711,772           14,816,815         13,574,345
                                                ===================  ==================  ===================  =================


                                                                           JNL/
                                                       JNL/            S&P Managed          JNL/S&P           JNL/Salomon
                                                   S&P Managed           Moderate       Very Aggressive    Brothers Strategic
                                                 Growth Portfolio    Growth Portfolio   Growth Portfolio I  Bond Portfolio
                                                ------------------- ------------------- -----------------  ------------------
OPERATIONS
   Net investment income (loss)                        $ 3,388,274         $ 4,207,674        $ (651,491)        $ 3,078,525
   Net realized gain (loss) on investments              (7,627,203)         (2,457,113)       (4,622,924)          4,328,259
   Net change in unrealized appreciation
      on investments                                    83,225,264          43,398,168        17,133,318           1,670,720
                                                ------------------- ------------------- -----------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      78,986,335          45,148,729        11,858,903           9,077,504
                                                ------------------- ------------------- -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          161,162,350         116,982,508        11,275,706          23,191,628
   Surrenders and terminations                         (26,850,313)        (22,226,225)       (3,196,152)         (8,042,548)
   Transfers between portfolios                         48,041,362          25,573,372        (2,511,301)         12,306,042
   Policyholder charges (Note 3)                          (792,407)           (482,853)         (127,155)           (166,822)
                                                ------------------- ------------------- -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               181,560,992         119,846,802         5,441,098          27,288,300
                                                ------------------- ------------------- -----------------  ------------------

NET INCREASE IN NET ASSETS                             260,547,327         164,995,531        17,300,001          36,365,804

NET ASSETS BEGINNING OF PERIOD                         316,689,329         217,581,226        41,053,076          65,310,111
                                                ------------------- ------------------- -----------------  ------------------

NET ASSETS END OF PERIOD                             $ 577,236,656       $ 382,576,757      $ 58,353,077       $ 101,675,915
----------------------------------------------  =================== =================== =================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                  32,471,154          21,723,425         4,804,260           4,226,027

      Units Issued                                      24,653,486          16,444,501         1,566,762           3,584,086
      Units Redeemed                                    (7,643,489)         (5,126,070)       (1,053,926)         (1,942,911)
                                                ------------------- ------------------- -----------------  ------------------

Units Outstanding at December 31, 2003                  49,481,151          33,041,856         5,317,096           5,867,202
                                                =================== =================== =================  ==================



                                                   JNL/Salomon
                                                     Brothers
                                                 U.S. Government          JNL/
                                                     & Quality      Select Balanced
                                                  Bond Portfolio       Portfolio
                                                ------------------- -----------------
OPERATIONS
   Net investment income (loss)                        $ 3,257,247       $ 1,947,424
   Net realized gain (loss) on investments               8,335,931         6,169,165
   Net change in unrealized appreciation
      on investments                                   (12,534,980)       33,601,821
                                                ------------------- -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        (941,802)       41,718,410
                                                ------------------- -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           43,044,394        35,120,864
   Surrenders and terminations                         (26,636,772)      (22,591,955)
   Transfers between portfolios                        (79,571,547)       20,248,412
   Policyholder charges (Note 3)                          (651,727)         (471,881)
                                                ------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (63,815,652)       32,305,440
                                                ------------------- -----------------

NET INCREASE IN NET ASSETS                             (64,757,454)       74,023,850

NET ASSETS BEGINNING OF PERIOD                         254,324,137       198,402,650
                                                ------------------- -----------------

NET ASSETS END OF PERIOD                             $ 189,566,683     $ 272,426,500
----------------------------------------------  =================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                  17,286,809        12,448,136

      Units Issued                                       5,431,472         4,378,559
      Units Redeemed                                    (9,842,829)       (2,765,925)
                                                ------------------- -----------------

Units Outstanding at December 31, 2003                  12,875,452        14,060,770
                                                =================== =================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                    JNL/Select          JNL/Select            JNL/                JNL/
                                                      Global             Large Cap        Select Money        Select Value
                                                 Growth Portfolio    Growth Portfolio   Market Portfolio       Portfolio
                                                --------------------------------------- ------------------  -----------------
OPERATIONS
   Net investment income (loss)                       $ (2,266,977)       $ (2,561,083)      $ (1,143,639)         $ (70,052)
   Net realized gain (loss) on investments             (26,296,214)        (32,923,787)           146,633            338,264
   Net change in unrealized appreciation
      on investments                                    60,424,138          87,783,744           (146,633)         2,437,077
                                                -------------------  ------------------ ------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      31,860,947          52,298,874         (1,143,639)         2,705,289
                                                -------------------  ------------------ ------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            1,551,147          10,499,771         80,451,884          8,281,573
   Surrenders and terminations                         (16,694,683)        (17,942,023)       (26,251,578)          (451,476)
   Transfers between portfolios                        (28,017,044)        (11,407,430)       (78,469,516)        12,024,252
   Policyholder charges (Note 3)                          (463,840)           (637,283)          (821,085)           (12,984)
                                                -------------------  ------------------ ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (43,624,420)        (19,486,965)       (25,090,295)        19,841,365
                                                -------------------  ------------------ ------------------  -----------------

NET INCREASE IN NET ASSETS                             (11,763,473)         32,811,909        (26,233,934)        22,546,654

NET ASSETS BEGINNING OF PERIOD                         174,428,060         168,571,384        125,158,850            526,318
                                                -------------------  ------------------ ------------------  -----------------

NET ASSETS END OF PERIOD                             $ 162,664,587       $ 201,383,293       $ 98,924,916       $ 23,072,972
----------------------------------------------  ===================  ================== ==================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                  12,349,379          11,456,316         10,296,313             48,145

      Units Issued                                         395,601           2,741,805         14,847,608          1,818,641
      Units Redeemed                                    (3,324,138)         (4,068,295)       (16,931,400)          (276,528)
                                                -------------------  ------------------ ------------------  -----------------

Units Outstanding at December 31, 2003                   9,420,842          10,129,826          8,212,521          1,590,258
                                                ===================  ================== ==================  =================



                                                     JNL/T. Rowe         JNL/T. Rowe            JNL/
                                                  Price Established     Price Mid-Cap      T. Rowe Price
                                                  Growth Portfolio     Growth Portfolio   Value Portfolio
                                                ---------------------- -----------------  -----------------
OPERATIONS
   Net investment income (loss)                          $ (3,306,413)     $ (3,263,556)        $ (730,869)
   Net realized gain (loss) on investments                 (6,213,588)        4,827,747         (1,590,467)
   Net change in unrealized appreciation
      on investments                                       70,518,085        70,190,344         31,417,843
                                                ---------------------- -----------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         60,998,084        71,754,535         29,096,507
                                                ---------------------- -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              27,454,284        26,263,205         29,205,657
   Surrenders and terminations                            (22,882,045)      (22,513,485)        (8,591,846)
   Transfers between portfolios                            16,274,745        25,419,249         23,473,312
   Policyholder charges (Note 3)                             (520,114)         (504,653)          (214,690)
                                                ---------------------- -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   20,326,870        28,664,316         43,872,433
                                                ---------------------- -----------------  -----------------

NET INCREASE IN NET ASSETS                                 81,324,954       100,418,851         72,968,940

NET ASSETS BEGINNING OF PERIOD                            214,065,324       196,824,482         85,131,019
                                                ---------------------- -----------------  -----------------

NET ASSETS END OF PERIOD                                $ 295,390,278     $ 297,243,333      $ 158,099,959
----------------------------------------------  ====================== =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     13,418,651        11,530,746          9,299,691

      Units Issued                                          4,487,781         4,358,008          7,880,083
      Units Redeemed                                       (3,761,710)       (3,503,266)        (3,626,095)
                                                ---------------------- -----------------  -----------------

Units Outstanding at December 31, 2003                     14,144,722        12,385,488         13,553,679
                                                ====================== =================  =================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company ("Jackson National") established Jackson National Separate Account - I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained sixty-eight (68) Portfolios during 2004, but currently contains fifty-nine (59) Portfolios as of December 31, 2004, each of which invests in the following mutual funds:

                                JNL SERIES TRUST
JNL/AIM Large Cap Growth Fund                            JNL/Putnam Midcap Growth Fund
JNL/AIM Premier Equity II Fund (1)                       JNL/Putnam Value Equity Fund
JNL/AIM Small Cap Growth Fund                            JNL/S&P Core Index 50 Fund (1)
JNL/Alger Growth Fund                                    JNL/S&P Core Index 75 Fund (1)
JNL/Alliance Capital Growth Fund                         JNL/S&P Core Index 100 Fund (1)
JNL/Eagle Core Equity Fund                               JNL/S&P Equity Aggressive Fund I (1)
JNL/Eagle SmallCap Equity Fund                           JNL/S&P Equity Growth Fund I (1)
JNL/FMR Balanced Fund                                    JNL/S&P Managed Aggressive Growth Fund
JNL/FMR Capital Growth Fund                              JNL/S&P Managed Conservative Fund
JNL/JP Morgan International Value Fund                   JNL/S&P Managed Growth Fund
JNL/Lazard Mid Cap Value Fund                            JNL/S&P Managed Moderate Fund
JNL/Lazard Small Cap Value Fund                          JNL/S&P Managed Moderate Growth Fund
JNL/MCM Bond Index Fund*                                 JNL/S&P Very Aggressive Growth Fund I (1)
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/Salomon Brothers High Yield Bond Fund
JNL/MCM International Index Fund*                        JNL/Salomon Brothers Strategic Bond Fund
JNL/MCM S&P 400 MidCap Index Fund*                       JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/MCM S&P 500 Index Fund*                              JNL/Select Balanced Fund
JNL/MCM Small Cap Index Fund*                            JNL/Select Global Growth Fund
JNL/Oppenheimer Global Growth Fund                       JNL/Select Large Cap Growth Fund
JNL/Oppenheimer Growth Fund                              JNL/Select Money Market Fund
JNL/PIMCO Total Return Bond Fund                         JNL/Select Value Fund
JNL/PPM America High Yield Bond Fund (1)                 JNL/T. Rowe Price Established Growth Fund
JNL/Putnam Equity Fund                                   JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Putnam International Equity Fund                     JNL/T. Rowe Price Value Fund



                              JNL VARIABLE FUND LLC
JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Energy Sector Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Global 15 Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM Nasdaq 15(R) Fund*
JNL/MCM Pharmaceutical/Healthcare Sector Fund*
JNL/MCM Select Small Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM The Dow SM 5 Fund* (1)
JNL/MCM The Dow SM 10 Fund*
JNL/MCM The S&P(R) 10 Fund*
JNL/MCM Value Line(R) 25 Fund*
JNL/MCM VIP Fund*

                         VARIABLE INSURANCE FUNDS
Fifth Third Balanced VIP Fund
Fifth Third Disciplined Value VIP Fund
Fifth Third Mid Cap VIP Fund
Fifth Third Quality Growth VIP Fund

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

(1)  These funds are no longer available as of December 31, 2004.

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2004, the following acquisitions were accomplished at no cost to the contract owners:

------------------------------------------ -------------------------------------------- -----------------------------------
ACQUIRED PORTFOLIO                         ACQUIRING PORTFOLIO                          DATE OF ACQUISITION
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/AIM Premier Equity II Fund             JNL/AIM Large Cap Growth Fund                April 30, 2004
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/MCM The Dow 5 Fund                     JNL/MCM The Dow 10 Fund                      April 30, 2004
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/PPM America High Yield Bond Fund       JNL/Salomon Brothers High Yield Bond Fund    October 1, 2004
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/S&P Core Index 100 Fund                JNL/S&P Moderate Growth Fund I               October 1, 2004
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/S&P Core Index 50 Fund                 JNL/S&P Aggressive Growth Fund I             October 1, 2004
JNL/S&P Core Index 75 Fund
JNL/S&P Equity Aggressive Growth Fund I
JNL/S&P Equity Growth Fund I
JNL/S&P Very Aggressive Fund I
------------------------------------------ -------------------------------------------- -----------------------------------

During the year ended December 31, 2004, the following funds changed names:

------------------------------------------ -------------------------------------------- -----------------------------------
PRIOR PORTFOLIO NAME                       CURRENT PORTFOLIO NAME                       EFFECTIVE DATE
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/S&P Aggressive Growth Fund I           JNL/S&P Managed Aggressive Growth Fund       October 4, 2004
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/S&P Conservative Growth Fund I         JNL/S&P Managed Moderate Growth Fund         October 4, 2004
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/S&P Moderate Growth Fund I             JNL/S&P Managed Growth Fund                  October 4, 2004
------------------------------------------ -------------------------------------------- -----------------------------------


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

CONTRACT MAINTENANCE CHARGE

An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2004 and 2003, contract maintenance charges were assessed in the amount of $2,683,518 and $2,412,182, respectively.

TRANSFER FEE CHARGE

A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2004 and 2003, transfer fee charges were assessed in the amount of $29,694 and $31,773, respectively.

SURRENDER OR CONTINGENT DEFERRED SALES CHARGE

During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the years ended December 31, 2004 and 2003, surrender charges were assessed in the amount of $10,811,030 and $8,594,778, respectively.

ASSET-BASED CHARGES

INSURANCE CHARGES

Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for expenses incurred in administrating the Separate Account and its contracts.

Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.00% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

OPTIONAL BENEFIT CHARGES

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If this benefit option has been selected, Jackson National makes an additional deduction at an annual rate of 0.10% - 0.15%, depending on the product chosen, of the average daily net asset value of the contract owners allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday.

EARNINGS PROTECTION BENEFIT CHARGE. If this benefit option has been selected, Jackson National will make an additional deduction that equals 0.20% - 0.30%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

CONTRACT ENHANCEMENT CHARGE. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of the contract owners allocations to the portfolios. The amounts of these charges depend upon which of the contract enhancements selected and range from 0.395% to 0.65%.

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If a contract enhancement benefit is selected above and a contract owner then makes a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If this benefit has been selected, on a calendar quarter basis, Jackson National will deduct 0.10% - 0.15%, depending on the product chosen, of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If this benefit has been selected, Jackson National will make an additional deduction of 0.35% - 0.40%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios. Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

5% AND 4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. This benefit is available for ages 50 - 80 at election. The amount of this charge is dependent upon the age of the contract owner and can range from 0.15% to 0.90%.

OPTIONAL DEATH BENEFIT CHARGES. If any of the other optional death benefits are selected that are available under the Contract, Jackson National will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios, based on the optional death benefit selected.

WITHDRAWAL CHARGE PERIOD. If the optional three or five-year withdrawal charge period feature is selected, Jackson National will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of the contract owners allocations to the portfolios.

PREMIUM TAXES

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4 - RELATED PARTY TRANSACTIONS

For guaranteed minimum death benefits, the Company contributed $29,068,585 and $16,741,736 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time of annuitant death, when applicable.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2004, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
                                                                           PROCEEDS
                                                            PURCHASES     FROM SALES
JNL/AIM Large Cap Growth Fund                               $46,870,894    $22,582,890
JNL/AIM Premier Equity II Fund                                2,357,943     11,740,352
JNL/AIM Small Cap Growth Fund                                25,077,317     28,253,011
JNL/Alger Growth Fund                                        34,468,695     67,263,822
JNL/Alliance Capital Growth Fund                             18,389,540     32,418,321
JNL/Eagle Core Equity Fund                                   26,193,468     25,820,221
JNL/Eagle SmallCap Equity Fund                               30,542,335     33,335,051
JNL/FMR Balanced Fund                                        27,376,386     22,450,669
JNL/FMR Capital Growth Fund                                  14,785,316     41,696,353
JNL/JP Morgan International Value Fund                       56,634,425     18,549,652
JNL/Lazard Mid Cap Value Fund                                96,597,074     37,348,833
JNL/Lazard Small Cap Value Fund                              67,087,937     36,456,088
JNL/MCM Bond Index Fund                                      82,739,633     20,232,505
JNL/MCM Enhanced S&P 500 Stock Index Fund                    38,482,802     20,984,077
JNL/MCM International Index Fund                            105,751,446     24,996,940
JNL/MCM S&P 400 MidCap Index Fund                           122,766,452     35,641,237
JNL/MCM S&P 500 Index Fund                                  194,355,764     56,286,992
JNL/MCM Small Cap Index Fund                                106,782,833     34,946,008
JNL/Oppenheimer Global Growth Fund                           55,092,173     24,982,988
JNL/Oppenheimer Growth Fund                                  13,188,274      8,932,855
JNL/PIMCO Total Return Bond Fund                            126,196,096     82,262,381
JNL/PPM America High Yield Bond Fund                        128,360,251    314,574,304
JNL/Putnam Equity Fund                                       11,790,575     41,841,044
JNL/Putnam International Equity Fund                         23,743,307     37,046,313
JNL/Putnam Midcap Growth Fund                                11,341,036      9,644,494
JNL/Putnam Value Equity Fund                                 29,431,980     57,143,610
JNL/S&P Core Index 50 Fund                                    5,823,697     12,884,106
JNL/S&P Core Index 75 Fund                                   11,562,595     21,486,976
JNL/S&P Core Index 100 Fund                                  14,112,085     50,150,969
JNL/S&P Equity Aggressive Fund I                             18,919,438     69,964,801
JNL/S&P Equity Growth Fund I                                 52,233,671    208,659,618
JNL/S&P Managed Aggressive Growth Fund                      424,566,022     56,061,605
JNL/S&P Managed Conservative Fund                            13,372,774      1,607,299
JNL/S&P Managed Growth Fund                                 355,965,214    125,646,259
JNL/S&P Managed Moderate Fund                                18,923,980      1,645,332
JNL/S&P Managed Moderate Growth Fund                        222,026,146     88,733,606
JNL/S&P Very Aggressive Growth Fund I                        17,807,747     78,190,822
JNL/Salomon Brothers High Yield Bond Fund                   257,252,964     23,610,882
JNL/Salomon Brothers Strategic Bond Fund                     65,391,478     39,975,928
JNL/Salomon Brothers U.S. Government & Quality Bond
Fund                                                         50,976,700     72,140,401
JNL/Select Balanced Fund                                    107,881,028     63,395,965
JNL/Select Global Growth Fund                                 5,829,515     40,945,652
JNL/Select Large Cap Growth Fund                             51,942,420     69,710,209
JNL/Select Money Market Fund                                227,668,089    231,025,008
JNL/Select Value Fund                                        45,582,579     15,955,381
JNL/T. Rowe Price Established Growth Fund                    71,377,675     70,669,242
JNL/T. Rowe Price Mid-Cap Growth Fund                       120,686,328     95,941,219
JNL/T. Rowe Price Value Fund                                105,331,519     51,269,295

------------------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC

                                                                           PROCEEDS
                                                            PURCHASES     FROM SALES
JNL/MCM 25 Fund                                            $240,017,071    $53,905,433
JNL/MCM Communications Sector Fund                           12,382,563      5,899,503
JNL/MCM Consumer Brands Sector Fund                           8,057,423      5,319,143
JNL/MCM Energy Sector Fund                                   54,217,455     19,493,149
JNL/MCM Financial Sector Fund                                14,251,183      6,680,745
JNL/MCM Global 15 Fund                                      232,663,468     48,594,819
JNL/MCM JNL 5 Fund                                           81,423,990      3,212,341
JNL/MCM Nasdaq 15(R) Fund                                    11,976,086      3,505,314
JNL/MCM Pharmaceutical/Healthcare Sector Fund                27,922,070     12,589,426
JNL/MCM Select Small Cap Fund                               196,939,836     53,635,068
JNL/MCM Technology Sector Fund                               16,247,948      7,800,415
JNL/MCM The Dow SM 5 Fund                                       291,837      7,875,648
JNL/MCM The Dow SM 10 Fund                                  254,333,239     70,448,117
JNL/MCM The S&P(R) 10 Fund                                  202,180,206     46,453,278
JNL/MCM Value Line(R)  25 Fund                               34,857,072      4,347,569
JNL/MCM VIP Fund                                             22,002,532      1,394,701

------------------------------------------------------------------------------------------
                            VARIABLE INSURANCE FUNDS
                                                                           PROCEEDS
                                                            PURCHASES     FROM SALES
Fifth Third Balanced VIP Fund                                $  374,321     $  254,082
Fifth Third Disciplined Value VIP Fund                        3,848,814        271,589
Fifth Third Mid Cap VIP Fund                                  1,782,897        245,246
Fifth Third Quality Growth VIP Fund                           3,617,724        520,399



JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                             Fifth          Fifth Third          Fifth         Fifth Third          JNL/              JNL/
                         Third Balanced   Disciplined Value  Third Mid Cap    Quality Growth    AIM Large Cap     AIM Premier
                         VIP Portfolio     VIP Portfolio     VIP Portfolio    VIP Portfolio    Growth Portfolio  Equity II Portfolio
                         ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
                         ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
 M&E CLASS

          1.000                     $ -                $ -              $ -              $ -           $ 2,610              $ -
          1.100                       -                  -                -                -                 -                -
          1.150                       -                  -                -                -            70,522            4,340
          1.250                      29              4,460            2,007            4,069             6,762                -
          1.300                       -                  -                -                -            39,510            4,398
          1.350                       -                  -                -                -             3,359                -
          1.395                       -                  -                -                -                 -                -
          1.400                       -                  -                -                -            32,890            2,374
          1.420                       -                  -                -                -                 -                -
          1.450                       -                  -                -                -            17,122              917
          1.500                      28                356              146              351            45,895              900
          1.545                       -                  -                -                -            11,722            1,058
          1.550                       -                185              100              179               841                -
          1.560                       -                  -                -                -                 -                -
          1.570                       -                  -                -                -             2,236                9
          1.575                       -                  -                -                -                 -                -
          1.600                     816              5,936            2,837            5,537            25,518            1,145
          1.605                       -                  -                -                -                 -                -
          1.630                       -                  -                -                -                 -                -
          1.645                       -                 75               31                -                42                -
          1.650                      21                190              201              340            14,735              744
          1.660                       -                  -                -                -                 -                -
          1.670                       -                  -                -                -                 1                -
          1.695                       -                  -                -                -             4,828              484
          1.700                      61                230              146              296            17,989              697
          1.710                       -                  -                -                -            82,938            4,362
          1.720                       -                  -                -                -             1,056                -
          1.725                       -                  -                -                -                 -                -
          1.745                       -                  -                -                -                 -                -
          1.750                       -                 37               16               38            13,653              550
          1.760                       -                274              118              277                 -                -
          1.795                       -                  -                -                -             1,986               81
          1.800                       -                 75               54               42            16,447            1,771
          1.810                      30              1,086              322              561             4,491                -
          1.820                       -                  -                -                -               265               14
          1.825                       -                  -                -                -                 -                -
          1.845                       -                  -                -                -             4,350              743
          1.850                       -              1,565              651            1,545             1,980                -
          1.860                       -                  -                -                -            37,027            1,803
          1.870                       -                  -                -                -               471                -
          1.895                       -                  -                -                -            11,229               65
          1.900                       -                595              265              678             7,195              775
          1.910                       -                  -                -                -                 -                -
          1.920                       -                  -                -                -               605                -
          1.945                       -                  -                -                -               174               32
          1.950                       -                 87               37               86             4,376              407
          1.955                       -                  -                -                -                 -                -



                          JNL/                                 JNL/                                JNL/Eagle         JNL/FMR
                     AIM Small Cap         JNL/Alger     Alliance Capital    JNL/Eagle Core       SmallCap          Balanced
                    Growth Portfolio    Growth Portfolio Growth Portfolio   Equity Portfolio   Equity Portfolio     Portfolio
                   -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
                   -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
 M&E CLASS

          1.000               $ 1,124             $ 877               $ -            $ 1,668             $ 866           $ 4,642
          1.100                     -               257                 -                  -                57                 -
          1.150                55,840            59,045            33,324             66,485            43,407            89,731
          1.250                 5,858             3,774             1,831              4,329             4,057             4,120
          1.300                30,816            32,192            15,466             41,787            23,212            72,949
          1.350                 1,599                 -                 -                  -                 -                 -
          1.395                     -                 -            15,424                  -                 -                 -
          1.400                23,702            28,271            16,754             29,989            21,163            43,381
          1.420                     -                 -                 -                  -                 -                 -
          1.450                10,537             8,153             3,501              9,527             3,229            14,619
          1.500                30,388            38,893            12,671             43,428            22,470            42,801
          1.545                 8,735             9,710             8,858              5,676             4,587             9,710
          1.550                 1,411             1,489               335              1,321               363             3,404
          1.560                     -                 -             2,283                409               372                 -
          1.570                 3,238             1,547             1,589              1,246             1,054             1,000
          1.575                     -                 -                 -                  -                 -                 -
          1.600                18,750            14,973            17,478             15,002            15,650            30,915
          1.605                     -                 -                 -                  -                 -                 -
          1.630                     -                 -                 -                 17                 -                 -
          1.645                    60                 8                14                 34                28                 9
          1.650                10,258            11,679             3,502             12,652             8,531            15,265
          1.660                     -                 -                 -                  -               338                 -
          1.670                   112                18                 -                  -                32             1,137
          1.695                 2,439             4,026             3,901              4,125             4,995             7,084
          1.700                 8,318            11,305             3,238              9,383            10,947            15,251
          1.710                52,045            72,433            28,885             70,447            43,305            53,556
          1.720                   678             2,696                59              2,227               924             4,003
          1.725                     -                 -                 -                  -                 -                 -
          1.745                     -                 -                 -                  -                 -                 -
          1.750                10,132             6,611             2,137             10,396             5,197            14,065
          1.760                    63                 -                 -                287               230                 -
          1.795                 3,893             5,033             1,378              2,358             3,723             3,594
          1.800                 6,205             6,026             6,380              5,185             3,655            11,802
          1.810                 2,494             2,192               714              3,028             2,987             3,941
          1.820                 1,805             2,260                 -                549               224               290
          1.825                     -                 -                 -                  -                 -                 -
          1.845                 7,760             5,004               351              3,060             1,916             6,195
          1.850                 1,216               729                66              1,116             1,790               811
          1.860                28,469            26,925            25,310             32,622            19,039            34,060
          1.870                     -                18                 -                  -                 -                23
          1.895                 4,330             8,525             1,128              6,008             4,477            12,427
          1.900                 3,980             4,053             1,844              9,078             3,704             8,304
          1.910                     -                 -                 -                  -                 -                 -
          1.920                    17               656               335                166               452               659
          1.945                    37               191                 -                  -                20               880
          1.950                 8,627             5,820             4,513              4,422             4,579             4,566
          1.955                     -                 -                 -                  -                 -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                           Fifth           Fifth Third         Fifth          Fifth Third         JNL/              JNL/
                        Third Balanced   Disciplined Value  Third Mid Cap    Quality Growth    AIM Large Cap     AIM Premier
                        VIP Portfolio     VIP Portfolio     VIP Portfolio    VIP Portfolio    Growth Portfolio  Equity II Portfolio
                        ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
                        ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
         M&E CLASS

          1.960                      -                  -                -                -            21,984            1,519
          1.970                      -                  -                -                -                 -                -
          1.995                      -                  -                -                -             2,132              369
          2.000                      -                 14               14               20             5,640                -
          2.005                      -                  -                -                -                 -                -
          2.010                      -                412              169              423            10,605              317
          2.020                      -                  -                -                -               155                -
          2.045                      -                  -                -                -             2,499              212
          2.050                      -                225               93              227             7,557              408
          2.060                      -                607              251              613            20,260              602
          2.070                      -                  -                -                -                79               40
          2.095                      -                  -                -                -             1,898              490
          2.100                      -                  3                1                3               282                -
          2.110                      -                144               61              150             2,951                -
          2.120                      -                  -                -                -               226                -
          2.145                      -                  -                -                -             4,336              133
          2.150                      -                864              335              844               951               11
          2.160                    136              1,389              631            1,332             7,731              485
          2.170                      -                  -                -                -                 -                -
          2.195                      -                  -                -                -               556               28
          2.200                      -                 23                8               23               867               23
          2.210                      -                264               96              253             3,047              109
          2.220                      -                  -                -                -               300                -
          2.245                      -                  -                -                -             1,140               86
          2.250                      -                  -                -                -               536                -
          2.260                      -                 48               44               26            14,815            1,985
          2.270                      -                  -                -                -               266                -
          2.280                      -                  -                -                -                 -                -
          2.295                      -                 63               27               62               678                -
          2.300                      -                 29               12               29             5,503            1,396
          2.305                      -                  -                -                -                 -                -
          2.310                      -                  -                -                -             5,241              106
          2.320                      -                  -                -                -                 -                -
          2.345                      -                  -                -                -               694                -
          2.350                      -                  -                -                -                72               11
          2.360                      -                 95               39               94             5,448               83
          2.370                      -                  -                -                -               206                -
          2.395                      -                  -                -                -             2,355              641
          2.400                      -                187               81              189                 -                -
          2.405                      -                  -                -                -                 -                -
          2.410                      6                 75               30               71               940               51
          2.420                      -                  -                -                -                 -                -
          2.445                      -                  -                -                -             1,206                -
          2.450                      -                 45               18               34             3,015                -
          2.460                      -                170               68              168               847                -
          2.470                      -                  -                -                -               177                -
          2.495                      -                  -                -                -               327                -



                           JNL/                                 JNL/                                JNL/Eagle         JNL/FMR
                      AIM Small Cap         JNL/Alger     Alliance Capital    JNL/Eagle Core       SmallCap          Balanced
                     Growth Portfolio    Growth Portfolio Growth Portfolio   Equity Portfolio   Equity Portfolio     Portfolio
                    -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
                    -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
         M&E CLASS

          1.960                 25,724            33,455            16,614             22,782            18,113            29,983
          1.970                     92                92                 -                 80                 -                46
          1.995                    931             1,356               324              3,570             1,125             3,741
          2.000                 10,080             9,097            11,939              2,692             4,701             3,314
          2.005                      -                 -                 -                  -                 -                 -
          2.010                  4,837             3,486             3,033              2,373             9,139             2,563
          2.020                    103               260               166                111               626               777
          2.045                  1,464             1,211               585                287                72             1,924
          2.050                  3,801             1,855             2,097              5,971             4,316             4,217
          2.060                 17,127            13,638             1,049             18,114            17,886            21,487
          2.070                     66                 -                 -                  -                 -               225
          2.095                  3,631             2,241             1,079              2,562             1,960             2,018
          2.100                    135               186               341                560               381               973
          2.110                  1,194             1,539               602              1,235             1,545             1,569
          2.120                     43               432                 -                413               644               916
          2.145                  1,202             1,590             1,680              2,498             2,448             6,266
          2.150                  2,319             1,696               486              4,136             3,750             1,991
          2.160                  4,661             4,014             2,267              5,787             6,746             7,381
          2.170                      -                 -                 -                  -               499               490
          2.195                    169               426               240                459               471               483
          2.200                    204               149               781              1,835             1,208             2,871
          2.210                    890             2,446             1,595              4,048             3,974             4,772
          2.220                    119                 2                 -                  5               293                 -
          2.245                    586                 -               325                 26                 -                47
          2.250                    541               276                16                486               271               430
          2.260                  9,438            10,097             5,240             10,214            13,859            10,586
          2.270                    179                 -                 -                  -                 -                88
          2.280                      -                 -                 -                  -                 -                 -
          2.295                    565                 -             2,351                786               412               344
          2.300                  6,126             1,836             3,232              5,707             7,679             5,859
          2.305                      -                 -                 -                  -                 -                 -
          2.310                  2,785             2,813             1,869              3,161             3,553             4,406
          2.320                      -                 -                 -                  -                 -                83
          2.345                     82                 -               165                262                38               656
          2.350                    972               452             1,892              1,204                33             1,259
          2.360                  4,856               528               433              3,988               712             4,170
          2.370                      1                14                 -                 40                84                 -
          2.395                  2,651             1,650               344              1,718               720             1,444
          2.400                     51                 -                 -                 88                36                 -
          2.405                      -                 -                 -                  -                 -                 -
          2.410                    622               200                99              1,161               245             1,199
          2.420                      -                 -                 -                  -                 -                 -
          2.445                    187               248               187              1,036               110               391
          2.450                  1,977             1,122               541              2,953             1,045             6,438
          2.460                  3,452               844                35              1,709               151             2,398
          2.470                    109                67                 -                184                44                 -
          2.495                      -                28                 -                 20               329                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                            Fifth           Fifth Third         Fifth          Fifth Third         JNL/              JNL/
                        Third Balanced   Disciplined Value  Third Mid Cap    Quality Growth    AIM Large Cap     AIM Premier
                        VIP Portfolio     VIP Portfolio     VIP Portfolio    VIP Portfolio    Growth Portfolio  Equity II Portfolio
                        ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
                        ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
         M&E CLASS

          2.500                      -                138               58              132               285                -
          2.505                      -                  -                -                -                 -                -
          2.510                      -                  -                -                -             3,875               71
          2.520                      -                  -                -                -                 -                -
          2.545                      -                148               31              136               130                -
          2.550                      -                  -                -                -             2,465              175
          2.560                      -                 47                -                -             1,208               50
          2.570                      -                  -                -                -                 -                -
          2.595                      -                  -                -                -                14                -
          2.600                      -                  -                -                -               408                1
          2.605                      -                  -                -                -                 -                -
          2.610                      -                274              106              251            14,990            1,964
          2.620                      -                  -                -                -                 -                -
          2.645                      -                  -                -                -                 -                -
          2.650                      -                  -                -                -               899                -
          2.660                      -                  -                -                -               318                -
          2.670                      -                  -                -                -                 7                -
          2.680                      -                  -                -                -                 -                -
          2.695                      -                  -                -                -               105                -
          2.700                      -                  -                -                -                 -                -
          2.710                      -                131               52              123             1,368                -
          2.720                      -                  -                -                -                 -                -
          2.745                      -                  -                -                -               675                6
          2.750                      -                  -                -                -                42                -
          2.760                      -                  -                -                -                36                -
          2.770                      -                  -                -                -                 -                -
          2.795                      -                  -                -                -                 -                -
          2.800                      -                  -                -                -               660               27
          2.810                      -                  -                -                -               509                -
          2.820                      -                  -                -                -                 -                -
          2.845                      -                  -                -                -                 -                -
          2.850                      -                  -                -                -               327                -
          2.860                      -                  -                -                -                84                -
          2.895                      -                  -                -                -                 -                -
          2.900                      -                  -                -                -                 -                -
          2.910                      -                  -                -                -             1,683                -
          2.920                      -                  -                -                -                 -                -
          2.950                      -                  -                -                -               184                -
          2.955                      -                  -                -                -                 -                -
          2.960                      -                  -                -                -                 -                -
          2.995                      -                  -                -                -                 -                -
          3.000                      -                  -                -                -                10                -
          3.010                      -                365              148                -               751                -
          3.045                      -                  -                -                -                 -                -
          3.050                      -                  -                -                -                 -                -
          3.060                      -                  -                -                -               160                -
          3.070                      -                  -                -                -                 -                -


                          JNL/                                 JNL/                                JNL/Eagle         JNL/FMR
                     AIM Small Cap         JNL/Alger     Alliance Capital    JNL/Eagle Core       SmallCap          Balanced
                    Growth Portfolio    Growth Portfolio Growth Portfolio   Equity Portfolio   Equity Portfolio     Portfolio
                   -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
                   -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
         M&E CLASS

          2.500                   673                26               542              1,123                53                27
          2.505                     -                 -                 -                  -                 -                 -
          2.510                 1,428             3,306               780                501             2,429             1,209
          2.520                     -                 -                 -                 28                 -                 -
          2.545                   555                 -                 -                  -                58               173
          2.550                 1,049             1,503               241                241               211               419
          2.560                 2,051               598               680              2,271             1,042             1,697
          2.570                     -                 -                 -                  -                 -                 -
          2.595                     -                 -                 -                103                 -                 -
          2.600                    86                81                 -                 11                23               410
          2.605                     -                 -                 -                  -                 -                 -
          2.610                 1,735             3,040               825              2,966             2,452             5,515
          2.620                     -                 -                 -                  -                 -                 -
          2.645                     -                 -                 -                  -                 -                 -
          2.650                 4,714               916               611              2,078               979             2,134
          2.660                 1,209               700               269                218               258               309
          2.670                     -                 -                 -                  -                 -                 -
          2.680                     -                 -                 -                  -                 -                 -
          2.695                     -               101                 -                207               154                 -
          2.700                    66                 -                 -                  -                 -                 -
          2.710                    91               158               355                577             1,237               450
          2.720                     -                 -                 -                  -                 -                 -
          2.745                   160                28               544                860               588                 -
          2.750                     -               428                 -                  -                58                88
          2.760                     4                 1                 6                 15                31                24
          2.770                     -                 -                 -                  -                 -                 -
          2.795                     -                 -                 -                  -                 -                 -
          2.800                   529                88                 -              1,189               138             1,029
          2.810                   393               869               286                179               720               379
          2.820                     -                 -                 -                  -                 -                 -
          2.845                     -               100                 -                  -               167                 -
          2.850                   154                52                23                 35                25                49
          2.860                    51                 -                51                  -                33                52
          2.895                     -                 -                 -                  -                 -                 -
          2.900                     -               126                 -                 37               307                71
          2.910                   591               983               258                912               716               402
          2.920                     -                 -                 -                  -                 -                 -
          2.950                     -                 -                 -                107                 -                 -
          2.955                     -                 -                 -                  -                 -                 -
          2.960                     -                 -                 -                  -                 -                 -
          2.995                     -                10                 -                  -                 -                 -
          3.000                     -                 -                 -                 33                 -                19
          3.010                   640               539                22                156               264               576
          3.045                    63                 -                 -                  -                 -               625
          3.050                     -                 -                 -                  -                 -                48
          3.060                    18                21                94                  -               124               170
          3.070                     -                 -                 -                  -                 -                 -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                           Fifth          Fifth Third          Fifth         Fifth Third          JNL/              JNL/
                       Third Balanced   Disciplined Value  Third Mid Cap    Quality Growth    AIM Large Cap     AIM Premier
                       VIP Portfolio     VIP Portfolio     VIP Portfolio    VIP Portfolio    Growth Portfolio  Equity II Portfolio
                       ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
                       ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
         M&E CLASS

          3.095                     -                  -                -                -                 -                -
          3.100                     -                  -                -                -                61                -
          3.110                     -                  -                -                -                 -                -
          3.145                     -                  -                -                -                 -                -
          3.150                     -                  -                -                -                 -                -
          3.160                     -                  -                -                -                 -                -
          3.200                     -                  -                -                -                 -                -
          3.210                     -                  -                -                -                 -                -
          3.250                     -                  -                -                -                 -                -
          3.255                     -                  -                -                -                 -                -
          3.260                     -                  -                -                -                 -                -
          3.270                     -                  -                -                -                 -                -
          3.310                     -                  -                -                -                 -                -
          3.350                     -                  -                -                -                 -                -
          3.400                     -                  -                -                -                 3                -
          3.410                     -                159               66              128               184                -
          3.450                     -                  -                -                -                 -                -
          3.460                     -                  -                -                -                 -                -
          3.500                     -                  -                -                -                 -                -
          3.510                     -                  -                -                -                 -                -
          3.560                     -                  -                -                -                 -                -
          3.600                     -                  -                -                -                 -                -
          3.610                     -                  -                -                -                99                -
          3.650                     -                  -                -                -                 -                -
          3.660                     -                  -                -                -                 -                -
          3.700                     -                  -                -                -                 -                -
          3.710                     -                  -                -                -                 -                -
          3.750                     -                  -                -                -                10                -
          3.760                     -                  -                -                -                 -                -
          3.800                     -                  -                -                -                 -                -
          3.860                     -                  -                -                -                 -                -
          3.895                     -                  -                -                -                 -                -
          4.000                     -                  -                -                -                 -                -


 PERSPECTIVE
  Standard Benefit                  -                  -                -                -           146,951           14,300
   Maximum Anniversary
     Value Benefit                  -                  -                -                -             2,172              364
   Earnings Protection
     Benefits                       -                  -                -                -             1,016              172
   Combined Optional
     Benefits                       -                  -                -                -               370              113
                       ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
                       ---------------  ----------------- ----------------  ---------------  ----------------  ---------------

           Total              $ 1,127           $ 21,070          $ 9,370         $ 19,330         $ 804,406         $ 54,017
                       ===============  ================= ================  ===============  ================  ===============


                              JNL/                                 JNL/                               JNL/Eagle          JNL/FMR
                        AIM Small Cap         JNL/Alger     Alliance Capital    JNL/Eagle Core       SmallCap          Balanced
                       Growth Portfolio    Growth Portfolio Growth Portfolio   Equity Portfolio   Equity Portfolio     Portfolio
                      -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
                      -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
        M&E CLASS

         3.095                         -                 -                 -                  -                 -                 -
         3.100                        14                32                 -                 64                 -                 -
         3.110                         -                 -                 -                  -                 7                 -
         3.145                        77                 -                 -                 77                 -                35
         3.150                         -                 -                 -                  -                 -                 -
         3.160                         -                 -                 -                  -                 -               443
         3.200                         -                 -                 -                  -                 -                 -
         3.210                         -                 -                 -                  -                18                 -
         3.250                         -                 -                 -                  -                 -                 -
         3.255                         -                 -                 -                  -                 -                 -
         3.260                         -                 -                 -                  -                 -                 -
         3.270                         -                 -                 -                  -                13                13
         3.310                         -                 -                 -                  -                 -                 -
         3.350                         -                 -                 -                  -                 -                 -
         3.400                         3                 -                 -                  7                 1                 -
         3.410                        41                 -                 -                  -                 -                 -
         3.450                       382               571                 -                  -                 -                 -
         3.460                         -                 -                 -                  -                 -                 -
         3.500                         -                 -                 -                  -                 -                 -
         3.510                         -                 -                 -                  -                 -                 -
         3.560                         -                 -                 -                  -                 -                 -
         3.600                         -                 -                 -                  -                 -                 -
         3.610                         -                 -                 -                  -                 -                 -
         3.650                         -                 -                 -                  -                 -                 -
         3.660                         -                 -                 -                  -                 -                 -
         3.700                         -                 -                 -                  -                 -                 -
         3.710                         -                 -                 -                  -                 -                 -
         3.750                         -                 -                14                  -                 -                 -
         3.760                         -                 -                 -                  -                 -                 -
         3.800                         -                 -                 -                  -                 -                 -
         3.860                         -                 -                 -                  -                 -                59
         3.895                         -                 -                 -                  -                 -                 -
         4.000                         -                 -                 -                  -                 -                 -


PERSPECTIVE
 Standard Benefit                150,978         2,022,078           237,756            667,251           863,999           641,495
  Maximum Anniversary
    Value Benefit                  1,024             2,904             4,041              1,149             1,818             5,306
  Earnings Protection
    Benefits                         636             4,829             2,980              3,367             2,781             5,747
  Combined Optional
    Benefits                         492               300             1,383                348               240               788
                      -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
                      -------------------  ---------------- -----------------  -----------------  ----------------  ----------------

          Total                $ 628,815       $ 2,519,123         $ 526,637        $ 1,198,398       $ 1,251,742       $ 1,322,760
                      ===================  ================ =================  =================  ================  ================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                             JNL/FMR         JNL/JPMorgan      JNL/Lazard      JNL/Lazard                         JNL/MCM
                             Capital        International       Mid Cap         Small Cap         JNL/MCM        Bond Index
                         Growth Portfolio  Value Portfolio  Value Portfolio   Value Portfolio   25 Portfolio      Portfolio
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
 M&E CLASS

         1.000                      $ 371          $ 1,421              $ -            $ 545         $ 15,963         $ 3,612
         1.100                          -                5                -                -            1,206               -
         1.150                     20,218           50,339          110,602          129,881          554,785         122,202
         1.250                      2,393           16,435           10,768           10,173           69,760          15,345
         1.300                      9,389           20,641           66,703           54,593          140,882          66,738
         1.350                          -                -                -            3,516            5,075             118
         1.395                          -                -                -                -                -               -
         1.400                      7,334           22,285           53,032           44,273          113,889          36,907
         1.420                          -                -                -                -              621               -
         1.450                      3,347            3,179           19,684           19,673           72,313          28,348
         1.500                      8,021           27,778           54,617           58,858          340,209          95,088
         1.545                      6,865            4,717           16,480           13,851           70,537          10,608
         1.550                        793              705            2,171            1,554           20,957           8,751
         1.560                          -            2,355                -                -            6,881               -
         1.570                        860            2,773            3,389            5,265           13,508           3,949
         1.575                          -                -                -                -                -               -
         1.600                      5,760           38,036           34,389           40,987          149,246          98,172
         1.605                          -                -                -                -               69               -
         1.630                          -               18               18                -                -               -
         1.645                        152              104              333              220            2,069             169
         1.650                      5,605            5,657           29,903           44,898          134,797          22,873
         1.660                          -            1,414                -                -              412               -
         1.670                        220               84              117               30            1,960              34
         1.695                      1,061           10,423            4,995            7,090           26,863          11,231
         1.700                      5,315           10,977           16,602           16,777           93,461          29,531
         1.710                     17,216           52,459          119,693          129,772          354,678         108,424
         1.720                        451              196            4,193            2,414            4,721           1,450
         1.725                          -                -                -                -                -               -
         1.745                        202                -                1                -                1               -
         1.750                      2,971            8,241           19,315           19,625           86,117          19,972
         1.760                         59                -              265              135            1,877             650
         1.795                      1,160            2,177            3,265            3,438           14,635             422
         1.800                      2,077            6,225           13,646            9,515           96,963          22,354
         1.810                      1,210            8,956           13,603            4,879           47,596          10,929
         1.820                          -              402            3,713            3,932            1,466           1,273
         1.825                          -                -                -                -                -               -
         1.845                        544            4,408           10,088            8,852           24,409           7,001
         1.850                        172            1,871            2,885            2,166           25,719           8,231
         1.860                     11,173           20,823           80,199           61,151          149,038         106,314
         1.870                          -              773              473               16            4,378             111
         1.895                        622            5,226            9,679           14,643           28,351           5,629
         1.900                      1,113            4,493           11,677           10,828           64,399          25,895
         1.910                          -                -                -                -            3,474               -
         1.920                          -              721            1,362            1,290           11,155           2,033
         1.945                        108              352              446              139            2,790             159
         1.950                        242            7,872            5,563            8,981           31,503          26,147
         1.955                          -                -                -                -              220              32



                                                                              JNL/MCM
                       JNL/MCM            JNL/MCM           JNL/MCM         Enhanced           JNL/MCM         JNL/MCM
                   Communications     Consumer Brands       Energy        S&P 500 Stock       Financial         Global
                  Sector Portfolio    Sector Portfolio  Sector Portfolio Index Portfolio   Sector Portfolio 15 Portfolio
                  ------------------  ----------------  ---------------- ----------------  ---------------- --------------
                  ------------------  ----------------  ---------------- ----------------  ---------------- --------------
 M&E CLASS

         1.000                  $ -               $ -               $ -          $ 1,953               $ -       $ 15,496
         1.100                    5                 -                 9                -                 -          1,233
         1.150                3,113             2,570            14,944           70,072             2,276        528,384
         1.250                  393               588             4,819            4,688             1,101         85,256
         1.300                  710               638             7,676           37,399             1,384        128,000
         1.350                    -                 -                 -                -                 -          5,218
         1.395                    -                 -                 -                -                 -              -
         1.400                  811             1,000             6,330           27,459             2,411        106,134
         1.420                    -                 -                 -                -                 -            631
         1.450                  267             1,084             3,053            8,959             5,528         66,307
         1.500                2,730             1,537            17,152           22,880             5,935        322,087
         1.545                  371               415             5,508           10,223               111         42,494
         1.550                  318               317             1,655            1,246             2,426         20,307
         1.560                    -                 -               309                -                 -          6,589
         1.570                    3                 3               596              818               122         11,655
         1.575                    -                 -                 -                -                 -              -
         1.600                2,381             1,634            12,030           26,936             3,544        149,282
         1.605                    -                 -                 -                -                 -             71
         1.630                    -                 -                 9                -                 -              -
         1.645                   47                 -               332               77                 -          2,056
         1.650                  147               101             1,028           14,972               416        119,913
         1.660                    -                 -                 -                -                 -            415
         1.670                    -                 -                14                -                 -          1,655
         1.695                   43                50             1,097           11,785               413         23,683
         1.700                1,717             4,121            12,229           18,558             4,470         82,645
         1.710               20,824             6,387            33,003          101,694             6,703        343,262
         1.720                    -               102               357            3,252                 -          4,520
         1.725                    -                 -                 -                -                 -              -
         1.745                    1                 -                 1              199                 -              1
         1.750                  143               454             1,527            6,547               635         77,403
         1.760                    -                 -                46                -                 -          1,932
         1.795                   45                 -                52            3,263               404         13,862
         1.800                  278               454             3,545           12,081             1,489         88,222
         1.810                  704             2,160             6,119            9,530             1,220         45,561
         1.820                    -                 -                 -              821                 -            872
         1.825                    -                 -                 -                -                 -              -
         1.845                    -               185             1,185            2,269                39         21,439
         1.850                  117                 4             1,303            2,811             1,655         25,342
         1.860                  352               171             5,427           33,160             1,839        140,004
         1.870                    -                34               761                -                35          3,264
         1.895                1,906               932             5,073            2,789             1,999         19,038
         1.900                  271                15               881            6,347               649         54,964
         1.910                    -                 -                 -                -                 -          2,701
         1.920                  266                79               858              738               216          7,747
         1.945                    -                 -               372              699                47          1,094
         1.950                   92                 5             4,440           17,842             2,629         25,563
         1.955                    -                 -                 -               20                 -            224

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:



                             JNL/FMR         JNL/JPMorgan      JNL/Lazard       JNL/Lazard                        JNL/MCM
                             Capital        International       Mid Cap         Small Cap         JNL/MCM        Bond Index
                         Growth Portfolio  Value Portfolio  Value Portfolio   Value Portfolio   25 Portfolio      Portfolio
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
       M&E CLASS

         1.960                      9,199           14,902           41,984           39,774          128,201          26,632
         1.970                          -                -              184                -              806             213
         1.995                        484            1,978            4,179            3,682           12,087           8,660
         2.000                      2,097            4,348           11,218           10,274           32,321           6,160
         2.005                          -                -                -                -                -               -
         2.010                      2,747            4,463           13,475           13,314           32,361          11,381
         2.020                        625            1,022              915            1,015            2,700           1,369
         2.045                        893              131            2,350            1,414           13,706           3,654
         2.050                        993           10,205           10,509            6,745           49,227          10,604
         2.060                        988           19,343           25,780           25,443          155,174          56,120
         2.070                         19                -                -               19              383             114
         2.095                        412            3,388            5,716            5,869            6,906           2,768
         2.100                         69            1,350            1,200            1,036            6,615           3,984
         2.110                        423            1,384            4,592            3,982            7,346          11,731
         2.120                          -              460            1,219              717            1,221             196
         2.145                      1,991              777            8,258            6,352           14,066           2,325
         2.150                        779            5,598            6,766            5,941           15,199           8,761
         2.160                      4,255            9,528           19,643           16,705           56,274          52,499
         2.170                          -                -                -              485            1,477             188
         2.195                          -              120            1,164              865            5,475           1,506
         2.200                        697            1,419            1,845            1,259            8,928           2,821
         2.210                         44            2,829            6,658            4,752           44,713           7,700
         2.220                          1               79               81              206            1,063             610
         2.245                          -              384              604              432              805             381
         2.250                        135            5,113            2,097            2,472           31,336           7,012
         2.260                      4,704           13,364           37,051           19,649           56,699          20,447
         2.270                        144                -               84              189              492              69
         2.280                          -                -                -                -                6               -
         2.295                          -            1,841            1,568            1,963            3,784           2,062
         2.300                        930            9,872           12,103           15,060           42,834          15,219
         2.305                          -                -                -                -               31              45
         2.310                      2,531            3,181            8,759            4,221           47,020          10,872
         2.320                          -                -               36               36              283              46
         2.345                          -              165              815              727            3,401           2,462
         2.350                         54            1,394              514              428            4,875             437
         2.360                        435            2,319            8,437            5,687           45,595           4,386
         2.370                          -               57               69               66               63               -
         2.395                          -              849            3,990            2,329            6,972             794
         2.400                          -               28              205               95            1,191              14
         2.405                          -                -                -                -                -               -
         2.410                        198              706            1,290            1,066           10,705           4,133
         2.420                          -                -                -                -                -              18
         2.445                        162               47            1,342              390            4,207           1,429
         2.450                      1,312              874            8,312            7,699           32,095           4,122
         2.460                        713            1,720            3,866            5,337           12,737           9,268
         2.470                          -               43                -                -              907              84
         2.495                          -              536              349              202              598             202



                                                                               JNL/MCM
                        JNL/MCM            JNL/MCM           JNL/MCM         Enhanced           JNL/MCM         JNL/MCM
                    Communications     Consumer Brands       Energy        S&P 500 Stock       Financial         Global
                   Sector Portfolio    Sector Portfolio  Sector Portfolio Index Portfolio   Sector Portfolio 15 Portfolio
                   ------------------  ----------------  ---------------- ----------------  ---------------- --------------
                   ------------------  ----------------  ---------------- ----------------  ---------------- --------------
       M&E CLASS

         1.960                   407             1,907             3,551           13,049             1,912        122,351
         1.970                     -                 -                59                -                 -            205
         1.995                   337               155               664            1,250               171          6,430
         2.000                   161               497            10,139            3,737             4,597         29,649
         2.005                     -                 -                 -                -                 -              -
         2.010                   349               193             2,175            5,581                38         29,460
         2.020                     4                96               937              713                63          2,599
         2.045                     -                 -               403            1,988                 -         10,968
         2.050                   288               426             2,025            4,167             1,360         45,827
         2.060                 7,767             4,024            16,190            8,637             8,026        148,851
         2.070                     -                 -                18               80                 -            378
         2.095                   396                 -               512            1,321               394          5,905
         2.100                   173               105               150              411               148          7,039
         2.110                   174               289               950            2,871               323          6,837
         2.120                    54                 -               482               89                 -            660
         2.145                     -                31                79            1,384                87         12,340
         2.150                   492               419             1,767            4,728               707         14,452
         2.160                 1,299             1,404             5,416           14,111             1,777         57,715
         2.170                     -                 -               176              118                 -          1,752
         2.195                     -                 -               213              661                 -          4,295
         2.200                    39                 -               425              239               147          9,257
         2.210                    76                33             1,641            2,629               399         37,689
         2.220                     -                 -               216                -               193          1,220
         2.245                     -                 -                81              156                 -          1,656
         2.250                     -                 -                 3              696                 -         29,251
         2.260                   383               851             5,490            8,680             3,127         50,356
         2.270                     -                 -                 -              288                 -            515
         2.280                     -                 -                 4                -                 -              4
         2.295                    34                 -               227              190                 -          3,498
         2.300                    77                70             1,172            8,254                15         39,959
         2.305                     -                 -                 -                -                 -             38
         2.310                   163                66             1,423            6,628               206         46,149
         2.320                    74                 -               273                -                 -            350
         2.345                     -                 -                99              150                16          3,556
         2.350                   126                 -             1,051            1,895               203          4,432
         2.360                   273               216             1,843              480               318         45,417
         2.370                    37                 -                 -               56                 -             32
         2.395                     -                 -               128              820                11          3,959
         2.400                     -                 -                 1                -                 -          1,251
         2.405                     -                 -                 -                -                 -              -
         2.410                     -                 4               203               51                78         11,348
         2.420                     -                 -                 -                -                 -              -
         2.445                     -                 -                 -                -                 -          5,076
         2.450                   605                 -               850            3,935               295         31,252
         2.460                 2,075             1,049            20,478            2,481             1,056         12,257
         2.470                    22                 -                 -            1,122                 -            968
         2.495                     -                 -               850                -               406            357


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                             JNL/FMR         JNL/JPMorgan      JNL/Lazard       JNL/Lazard                        JNL/MCM
                             Capital        International       Mid Cap         Small Cap         JNL/MCM        Bond Index
                         Growth Portfolio  Value Portfolio  Value Portfolio   Value Portfolio   25 Portfolio      Portfolio
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
       M&E CLASS

         2.500                          -              267              776              798            2,852              68
         2.505                          -                -                -                -               74               -
         2.510                        294            4,370            4,044            4,151           13,059           1,692
         2.520                          -                -                -                -                -               -
         2.545                         72               83              995              832            1,523           2,050
         2.550                        946              484            3,141            3,614           14,368             949
         2.560                        504            1,568            1,167            9,279           18,280           5,144
         2.570                          -                -                -                -                -             295
         2.595                          -               91                -                -              308               -
         2.600                          -                6              224              172              745              61
         2.605                          -                -                -                -               62               -
         2.610                        733            3,432            9,629            6,649           43,297          12,808
         2.620                          -                -                -                -              318               -
         2.645                          -                -                -                -            3,967           1,587
         2.650                        252            2,666            3,684            3,041           12,204           2,179
         2.660                        131            1,238              762            1,018           14,180           2,068
         2.670                          -                -                -                -              591               -
         2.680                          -                -                -                -              322               -
         2.695                          -                -               68                3              564               -
         2.700                          -                -               29               29               69               6
         2.710                        222            2,686            1,248              889            7,401           3,023
         2.720                          -                -                -                -                -               -
         2.745                          -              642            1,821            2,581            1,102              47
         2.750                         14               53              327              624              671              31
         2.760                          6               42               30               10              778              22
         2.770                          -                -              180                -                -               -
         2.795                          -               13                -               13               26              49
         2.800                        137              204            1,093              796            1,989           1,723
         2.810                          -              465              528            1,931            2,471             166
         2.820                          -                -                -                -                -               -
         2.845                          -                -              102                -                -               -
         2.850                          -              180              207              232            2,499             657
         2.860                          -                1              195              235            3,669             148
         2.895                          -                -                -                -              482               -
         2.900                         71                -              380              599            4,225           6,568
         2.910                        131            1,147            1,971            2,227            4,549             999
         2.920                          -                -                -                -                -               -
         2.950                          -                -                -                -              242               -
         2.955                          -                -                -                -               11               -
         2.960                          -               88                -                -              960             121
         2.995                          -                -                -                -                -               -
         3.000                          -                -               13                -                -               -
         3.010                          -              406            1,184              633            1,493             543
         3.045                          -                -                -                -              356               -
         3.050                          -                -               38               28                -             599
         3.060                         10                -              369              154            1,136             110
         3.070                          -                -                -                -                -               -


                                                                               JNL/MCM
                        JNL/MCM            JNL/MCM           JNL/MCM         Enhanced           JNL/MCM         JNL/MCM
                    Communications     Consumer Brands       Energy        S&P 500 Stock       Financial         Global
                   Sector Portfolio    Sector Portfolio  Sector Portfolio Index Portfolio   Sector Portfolio 15 Portfolio
                   ------------------  ----------------  ---------------- ----------------  ---------------- --------------
                   ------------------  ----------------  ---------------- ----------------  ---------------- --------------
       M&E CLASS

         2.500                     -                 -                92              396                30          2,881
         2.505                     -                 -                 -                -                 -             74
         2.510                   181               473             6,316              976             5,431         10,655
         2.520                     -                 -                 -                -                 -              -
         2.545                     -                 -                33                -               160          1,842
         2.550                     1                 -               628              604                 -          9,034
         2.560                    29                 -                73              887               208         12,999
         2.570                     -                 -                 -                -                 -              -
         2.595                     -                 -               312               45                 -             17
         2.600                     -                 -               170               78                 -            927
         2.605                     -                 -                 -                -                 -             64
         2.610                   834               376            16,500            5,873             1,582         39,390
         2.620                     -                 -                42                -                 -            319
         2.645                     -                 -                 -                -                 -          3,772
         2.650                   922                42             3,373              942             2,025         11,238
         2.660                   253               377               442              146               129          4,809
         2.670                     -                 -                 -                -                 -            610
         2.680                     -                 -                 -                -                 -            338
         2.695                    51                50                53                -                50            631
         2.700                     -                 -                 -               98                 -             70
         2.710                   117                92               979            2,959             1,183          7,590
         2.720                     -                 -                 -                -                 -              -
         2.745                     -                 -             1,238            1,294               193            988
         2.750                     -                 -                48                -                91            358
         2.760                     -                33               442                -                 2          1,628
         2.770                     -                 -                 -              364                 -              -
         2.795                     -                26                51                -                 -             78
         2.800                     -                 -               178            3,287                77          1,893
         2.810                     -                 -             2,212              299                 -          2,287
         2.820                     -                 -                 -                -                 -              -
         2.845                     -                 -                 -                -                 -              3
         2.850                     -                 -                 1               16                 -            239
         2.860                     -                 -               186                -                 1          3,864
         2.895                     -                 -               780                -               692            532
         2.900                     -                 -               302                -                 -          4,196
         2.910                   131                 -             2,725            1,837               641          7,245
         2.920                     -                 -                 -                -                 -              -
         2.950                     -                 -                 -                -                 -            242
         2.955                     -                 -                 -                -                 -             11
         2.960                     -                42                58                -                 -          1,010
         2.995                     -                 -                 -               11                 -              -
         3.000                     -                 -                 -                -                 -              -
         3.010                     -               634               303               63               703          1,388
         3.045                     -                 -               158                -               150            377
         3.050                     -                 -                 -                -                 -              -
         3.060                     -                16                14              256                16          1,145
         3.070                     -                 -                 -                -                 -              -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                             JNL/FMR        JNL/JPMorgan      JNL/Lazard        JNL/Lazard                         JNL/MCM
                             Capital        International       Mid Cap         Small Cap         JNL/MCM        Bond Index
                         Growth Portfolio  Value Portfolio  Value Portfolio   Value Portfolio   25 Portfolio      Portfolio
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
       M&E CLASS
                                        -                -                -                -                -               -
         3.095                          -                -                -                -                -               -
         3.100                         19               28               66               97                -               -
         3.110                          -                7               79               39              294               -
         3.145                          -                -               62                -                -               -
         3.150                          -                -                -                -                -               -
         3.160                          -                -                -                -              148             175
         3.200                          -                -                -                -            1,171               -
         3.210                         18               18               18                -              173               9
         3.250                          -                -                -                -                -               -
         3.255                          -                -                -                -              292               -
         3.260                          -                -               64               83              113               -
         3.270                         13                -               13                -               13              13
         3.310                          -                -                -                -                2               -
         3.350                          -                -                -                -                -               -
         3.400                          -                -                -                3                -               1
         3.410                          -                -               68               42               36               -
         3.450                        576              382                -              388              218               -
         3.460                          -                -                -                -                -               -
         3.500                          -                -                -                -                -               -
         3.510                          -                -                -                -               17              61
         3.560                          -                -                -                -                -             134
         3.600                          -                -                -                -                -               -
         3.610                          -                -              100                -              183               -
         3.650                          -                -                -                -                -               -
         3.660                          -                -                -                -               83               -
         3.700                          -                -                -                -                -              49
         3.710                          -                -                -                -                -               5
         3.750                          -                8                -                -                -              33
         3.760                          -                -                -                -              137               1
         3.800                          -                -                -                -                -               -
         3.860                          -                -                -                -               15              30
         3.895                          -                -                -                -                2               2
         4.000                          -                -                -                -              118               -


 PERSPECTIVE
  Standard Benefit              1,712,905          207,868          460,804          458,644          439,396          62,394
   Maximum Anniversary
     Value Benefit                    925              127            2,876              814            1,903             243
   Earnings Protection
     Benefits                       2,597              209              890            1,716           16,465             171
   Combined Optional
     Benefits                          29              843              103              675                -             439
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------

         Total                $ 1,875,663        $ 699,980      $ 1,482,444      $ 1,454,896      $ 4,313,460     $ 1,311,673
                         ================= ================ ================  ===============  ===============  ==============


                                                                                  JNL/MCM
                            JNL/MCM            JNL/MCM           JNL/MCM         Enhanced           JNL/MCM         JNL/MCM
                        Communications     Consumer Brands       Energy        S&P 500 Stock       Financial         Global
                       Sector Portfolio    Sector Portfolio  Sector Portfolio Index Portfolio   Sector Portfolio 15 Portfolio
                       ------------------  ----------------  ---------------- ----------------  ---------------- --------------
                       ------------------  ----------------  ---------------- ----------------  ---------------- --------------
       M&E CLASS
                                       -                 -                 -                -                 -              -
         3.095                         -                 -                 -                -                 -              -
         3.100                         -                 -                 -               29                 -              -
         3.110                         -                 -                48                -                58            245
         3.145                         -                 -                 -                -                 -              -
         3.150                         -                 -                 -                -                 -              -
         3.160                         -                 -                 -                -                 -            151
         3.200                         -                 -                 -                -                 -          1,136
         3.210                       105                50               128                -               103            117
         3.250                         -                 -                 -                -                 -              -
         3.255                         -                 -                 -                -                 -            303
         3.260                         -                 -                 -                -                 -            115
         3.270                         -                 -                14                -                 -             13
         3.310                         -                 -                 -                -                 -              2
         3.350                         -                 -                 -                -                 -              -
         3.400                         -                 -                 -                1                 -              -
         3.410                         -                 -                 -                -                 -             38
         3.450                         -                 -                 -                -                 -            218
         3.460                         -                 -                 -                -                 -              -
         3.500                         -                 -                 -                -                 -              -
         3.510                         -                 -                 -                -                 -             17
         3.560                         -                 -                 -                -                 -              -
         3.600                         -                 -                 -                -                 -              -
         3.610                         -                 -                 -                -                 -            172
         3.650                         -                 -                 -                -                 -              -
         3.660                         -                 -                 -                -                 -             82
         3.700                         -                 -                 -                -                 -              -
         3.710                         -                 -                 -                -                 -              -
         3.750                         -                 -                 -                -                 -              -
         3.760                         -                 -                 -                -                 -            136
         3.800                         -                 -                 -              101                 -              -
         3.860                         -                 -                 -                -                 -             15
         3.895                         -                 -                 -                -                 -              2
         4.000                         -                 -                 -                -                 -            125


 PERSPECTIVE
  Standard Benefit               116,513           140,402           177,397          107,625           235,552        418,500
   Maximum Anniversary
     Value Benefit                     -                 -                60            1,192                 -          1,831
   Earnings Protection
     Benefits                      5,183             6,290             7,057              694             9,921         10,772
   Combined Optional
     Benefits                          -                 -                 -                -                 -              -
                       ------------------  ----------------  ---------------- ----------------  ---------------- --------------
                       ------------------  ----------------  ---------------- ----------------  ---------------- --------------

         Total                 $ 178,260         $ 185,778         $ 458,517        $ 695,806         $ 334,767    $ 4,012,820
                       ==================  ================  ================ ================  ================ ==============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                   JNL/MCM
                               JNL/MCM         JNL/MCM           JNL/MCM      Pharmaceutical/      JNL/MCM         JNL/MCM
                            International       JNL 5            Nasdaq(R)      Healthcare      S&P 400 MidCap     S&P 500
                            Index Portfolio   Portfolio       15 Portfolio    Sector Portfolio  Index Portfolio Index Portfolio
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
 M&E CLASS

          1.000                    $ 2,744             $ -               $ -              $ -          $ 3,783         $ 6,858
          1.100                         33             495                 7               12               20              34
          1.150                    154,526           3,465             2,449           11,636          206,679         353,200
          1.250                     48,466           7,125            10,495            4,330           25,138          41,399
          1.300                     85,880           1,327                97            2,536          109,094         186,540
          1.350                      5,348               -                 -                -            2,030           2,377
          1.395                          -               -                 -                -                -               -
          1.400                     60,348           3,695               506            4,085           70,058         109,232
          1.420                      1,205               -                 -                -            1,190             591
          1.450                     34,037              59               543            5,503           40,440          68,422
          1.500                    156,171           4,445             1,285           13,696          190,605         248,216
          1.545                     17,575             627                79            1,458           31,206          38,510
          1.550                     11,552           1,265               249            2,526           16,426          23,684
          1.560                        731               -                 -                -              371             248
          1.570                      3,632             144                 -              149            5,330          10,482
          1.575                          -               -                 -                -                -               -
          1.600                     95,331           1,431               831           10,602          114,029         150,536
          1.605                          -             276                 -                -                -           3,471
          1.630                          -               -                 -                8                -               -
          1.645                        674              22                67               37              711           1,056
          1.650                     27,435          11,316             1,329            1,065           32,179          49,505
          1.660                          -               -                 -                -              698             690
          1.670                      1,441             140                 -               18            1,575             557
          1.695                      9,989             647                 3            1,302           16,001          35,861
          1.700                     36,315           2,439               218            9,866           43,206          69,376
          1.710                    132,296           4,870             1,711           14,606          169,199         294,857
          1.720                      3,320               -                 -              214            3,740           3,692
          1.725                          -               -                 -                -                -               -
          1.745                          1               -                 -                -              210               -
          1.750                     26,369           1,338                81            2,036           30,884          58,277
          1.760                        537               -                 -              149              683             522
          1.795                      3,144             170                 -              387            5,385           9,019
          1.800                     21,641           4,078               737            2,418           25,083          42,221
          1.810                     15,171          12,472               380            3,685           20,399          34,305
          1.820                      1,890             121                 -                -            1,423           2,176
          1.825                          -               -                 -                -                -               -
          1.845                      5,904              50               209              594           12,242          23,131
          1.850                      9,554           2,814                 4            2,397           10,562          15,929
          1.860                    108,549           1,859               144            5,668          119,835         186,334
          1.870                      3,732               -                 -              372            7,920           5,592
          1.895                      9,136              30                46            4,160           17,854          32,819
          1.900                     29,773           4,904             1,216              768           35,737          49,725
          1.910                          -               -                 -                -                -               -
          1.920                      2,540              94                31            1,084            4,015           5,443
          1.945                        678             185                 -              220            1,023             835
          1.950                     13,788           3,639                93            2,735           29,353          42,836
          1.955                         62               -                 -                -              102             437


                          JNL/MCM          JNL/MCM        JNL/MCM         JNL/MCM         JNL/MCM        JNL/MCM
                        Small Cap        Small Cap      Technology      The Dow SM     The Dow SM       The S&P(R)
                         Portfolio     Index Portfolio Sector Portfolio 5 Portfolio    10 Portfolio    10 Portfolio
                      ---------------  --------------  ------------------------------ --------------  --------------
                      ---------------  --------------  -------------- --------------- --------------  --------------
 M&E CLASS

          1.000             $ 14,175         $ 3,056             $ -             $ -       $ 13,983        $ 14,788
          1.100                  432             274               7               -          1,179             808
          1.150              488,528         169,144           3,802               -        605,305         519,121
          1.250               61,602          24,226           1,216               -         74,491          69,649
          1.300              123,454         107,846             754               -        169,786         123,250
          1.350                4,857           1,980               -               -          4,881           4,963
          1.395                    -               -               -               -              -               -
          1.400              104,916          62,184           2,187               -        131,376         104,168
          1.420                    -             599               -               -            573             618
          1.450               62,686          31,919           5,330               -         78,202          65,558
          1.500              295,426         144,816           4,995               -        355,771         319,639
          1.545               44,190          23,763              26               -         68,830          57,480
          1.550               15,175          14,529           3,120               -         22,848          21,068
          1.560                6,230             459               -               -          7,037           6,497
          1.570               11,266           2,588              74               -         15,732          10,239
          1.575                    -               -               -               -              -               -
          1.600              142,661          93,300           3,679               -        165,264         139,779
          1.605                   71               -               -               -             69              71
          1.630                    -               9               -               -              -               -
          1.645                1,441             782             103               -          1,603           1,485
          1.650              111,795          25,166             587               -        135,738         110,750
          1.660                  414             365               -               -          1,443             409
          1.670                  907             382               6               -          1,760           1,305
          1.695               23,063          14,388             372               -         39,781          28,214
          1.700               73,482          42,202           3,684               -        103,385          82,301
          1.710              306,866         145,250          18,941               -        366,870         310,028
          1.720                4,569           1,145             119               -          5,020           3,933
          1.725                    -               -               -               -              -               -
          1.745                  195             216               1               -              -               1
          1.750               71,810          26,553             954               -         83,289          80,172
          1.760                1,928             534               -               -          1,822           1,903
          1.795               15,572           4,548             295               -         16,408          15,160
          1.800               82,264          22,006           1,294               -        102,969          88,688
          1.810               38,407          23,251           1,406               -         50,583          41,776
          1.820                  874           1,229               -               -          2,002           1,544
          1.825                    -               -               -               -              -               -
          1.845               18,083          11,347             109               -         30,614          19,590
          1.850               23,320          10,646           1,246               -         25,001          24,727
          1.860              134,758         112,313           3,550               -        172,475         126,962
          1.870                2,102           4,429             142               -          3,557             775
          1.895               24,399          16,824           2,913               -         34,817          31,490
          1.900               51,541          33,365             719               -         65,383          51,728
          1.910                2,575               -               -               -          2,487           2,668
          1.920                8,175           2,747             277               -          9,322           7,235
          1.945                  940             699              34               -          3,087           1,469
          1.950               26,886          14,033             988               -         47,664          30,786
          1.955                  322              64               -               -            310             230

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                                                                                   JNL/MCM
                               JNL/MCM         JNL/MCM           JNL/MCM      Pharmaceutical/      JNL/MCM         JNL/MCM
                            International       JNL 5            Nasdaq(R)      Healthcare      S&P 400 MidCap     S&P 500
                            Index Portfolio   Portfolio       15 Portfolio    Sector Portfolio  Index Portfolio Index Portfolio
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
        M&E CLASS

          1.960                     37,035           2,788                25            5,730           50,845          73,156
          1.970                         63               -                 -               10              455              61
          1.995                      6,060               7                 7              457            8,957          12,620
          2.000                      8,921             539                13            6,584           13,217          15,871
          2.005                         51               -                 -                -               26              26
          2.010                      6,928             178                 -            1,316           21,533          23,238
          2.020                        895               -                 -               98            1,395           1,118
          2.045                      7,897             539                48                1            7,777           9,985
          2.050                     13,871             407                19            4,242           14,371          26,334
          2.060                     59,528           3,757               221           15,872           80,411         126,173
          2.070                        167             261                 -                -              114             114
          2.095                      3,833               -                 -              389            3,395           4,213
          2.100                      3,027           2,113                24              460            3,216           5,744
          2.110                     11,624           2,310                 -            1,188           11,325          18,157
          2.120                        521               -                 -                -              588             869
          2.145                      4,359             538                 -               95            5,442           9,776
          2.150                      7,728             926                24            2,198           10,516          13,541
          2.160                     55,630           3,169                42            4,409           60,498          79,236
          2.170                        405               -                 -                -              496           1,332
          2.195                        862              41                 -                7            1,780           5,289
          2.200                      3,458           1,688               171              146            5,023           9,785
          2.210                     10,684           4,178               151              519           14,614          18,617
          2.220                        257               -                 -                -              856           2,229
          2.245                        652             640                 -                -              693           4,969
          2.250                      8,109              38                34              597            7,335          17,358
          2.260                     23,822           1,427                22            5,067           28,051          48,114
          2.270                         35               -                 -                -               35             438
          2.280                          -               -                 -                -                -               -
          2.295                      1,663             119                28              208            4,353           4,989
          2.300                     10,995             250                 -              504           15,975          55,277
          2.305                          -               -                 -                -                -               -
          2.310                     15,723             655                19              705           25,456          36,188
          2.320                        198             195                 -               10              117             611
          2.345                        997             264                 -               22            2,062           3,003
          2.350                        419              39                14              405              235           3,002
          2.360                      3,945           3,198                12              685            4,875           6,991
          2.370                         64               -                 -                -                -              21
          2.395                      1,033              78                 -              104            1,173           1,227
          2.400                        386             393                15                -              337             260
          2.405                          -               -                 -                -               23              22
          2.410                      5,525             799               274              178            6,608           7,880
          2.420                         28               -                 -                -                -              60
          2.445                      1,965               -                 -                -            2,295           3,296
          2.450                      3,137             765                76            1,447            2,870          13,311
          2.460                     10,665           4,061               142            1,352            9,897          11,970
          2.470                        165               -                 -                -               28             149
          2.495                        454               -                 -              397              749             769



                         JNL/MCM          JNL/MCM        JNL/MCM         JNL/MCM         JNL/MCM        JNL/MCM
                     Select Small Cap   Small Cap      Technology      The Dow SM     The Dow SM       The S&P(R)
                        Portfolio     Index Portfolio Sector Portfolio 5 Portfolio    10 Portfolio    10 Portfolio
                     ---------------  --------------  ------------------------------ --------------  --------------
                     ---------------  --------------  -------------- --------------- --------------  --------------
        M&E CLASS

          1.960             117,525          44,735           1,678               -        138,907         109,899
          1.970                  33             233               7               -            135             481
          1.995               6,420           9,320             311               -         16,289           7,576
          2.000              28,300           9,082              92               -         32,878          29,231
          2.005                   -              51               -               -              -               -
          2.010              29,307          15,579           1,179               -         34,116          27,883
          2.020               1,668           1,359              60               -          2,510           2,266
          2.045              10,505           7,358               -               -         15,992          10,850
          2.050              41,885          14,473           2,933               -         46,193          46,910
          2.060             138,705          77,387          11,162               -        179,933         159,735
          2.070                 381             114               -               -            372             379
          2.095               5,355           4,242               -               -          9,655           5,803
          2.100               5,802           2,508             408               -          7,160           6,575
          2.110               5,967          10,848             523               -          8,505           6,710
          2.120                   -             712              80               -            566               -
          2.145              12,495           5,209              30               -         16,538          13,825
          2.150              11,498           7,752             698               -         17,590          14,051
          2.160              47,693          60,452           2,263               -         64,779          52,522
          2.170               1,030             498               -               -          2,008           1,438
          2.195               4,528           2,079               7               -          6,308           4,983
          2.200               8,508           3,840              98               -          9,299           8,397
          2.210              37,099          13,667              82               -         42,809          35,547
          2.220               1,060             251               -               -          1,499           1,180
          2.245                 920           1,213              19               -          1,246           1,294
          2.250              27,318           8,143               -               -         30,851          27,799
          2.260              47,677          24,543             453               -         54,233          41,584
          2.270                 449              35               -               -            479             499
          2.280                   -               -               -               -              -               -
          2.295               3,476           3,800               -               -          4,230           3,393
          2.300              37,113          11,803             130               -         41,097          39,489
          2.305                  16               -               -               -              -               -
          2.310              46,134          23,888             350               -         47,715          42,462
          2.320                  46             228              10               -            429             224
          2.345               3,185             907               -               -          3,774           2,567
          2.350               4,173             139             156               -          8,601           4,105
          2.360              42,803           4,366           1,479               -         46,604          44,297
          2.370                  10              25              55               -             16               -
          2.395               3,955           1,387               -               -          3,930           2,611
          2.400               1,144             325               5               -          1,162           1,195
          2.405                   -               -               -               -              -               -
          2.410               8,537           7,619               -               -         14,198          10,768
          2.420                   -              14               -               -              -               -
          2.445               3,195           1,772               -               -          6,232           5,549
          2.450              29,769           3,374               3               -         33,960          29,604
          2.460              10,035           8,650              81               -         12,232           9,550
          2.470                 815              36              20               -            878             821
          2.495                 328             440               -               -            332             326

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                   JNL/MCM
                               JNL/MCM         JNL/MCM           JNL/MCM      Pharmaceutical/      JNL/MCM         JNL/MCM
                            International       JNL 5            Nasdaq(R)       Healthcare      S&P 400 MidCap     S&P 500
                            Index Portfolio   Portfolio       15 Portfolio    Sector Portfolio  Index Portfolio Index Portfolio
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
        M&E CLASS

          2.500                        150               -                 -               52              123             496
          2.505                          -               -                 -                -                -               -
          2.510                      7,180             941                 -            4,288           11,052          12,477
          2.520                          -               -                 -                -                -               -
          2.545                      1,714               -                 -              121            1,928           2,154
          2.550                      1,663             238               199                1            1,972          14,258
          2.560                      6,268              11                 -              237           13,878           9,236
          2.570                        310               -                 -                -              302             299
          2.595                          -               2                 2                -              310             429
          2.600                        865              59                 4                5            1,046           1,483
          2.605                          -               -                 -                -                -               -
          2.610                     12,743              57                 -            1,945           14,942          31,063
          2.620                          -               -                 -                -                -               -
          2.645                        397             357                 -               24              791           2,298
          2.650                      1,016               -                 -            2,210              970           2,108
          2.660                      5,142             235                 7              744           13,701           5,968
          2.670                          -               -                 -                -                -               7
          2.680                          -               -                 -                -                -               -
          2.695                         51               -                 7               50               51              12
          2.700                          6             155                 -                -                6              64
          2.710                      4,640             755                24              919            6,710           6,852
          2.720                          -               -                 -                -                -               -
          2.745                        531             253                 -              184              724             698
          2.750                         17               -                 -               69               96             262
          2.760                        914           1,049                 -                6              244             210
          2.770                          -               -                 -              169                -             807
          2.795                         53               -                52                -               53              52
          2.800                      2,242               -                 -                -            1,577           6,295
          2.810                      3,049               -                 -                -            2,260           8,123
          2.820                          -               -                 -                -                -               -
          2.845                          -               -                 -                -               45              46
          2.850                        644               -                 -                1              627             629
          2.860                        152             248                 -              140              149             328
          2.895                         67               -                82              457               67              66
          2.900                      8,737               -                 -                -            8,435           8,140
          2.910                      4,004           1,985                 -            1,093            1,233           1,471
          2.920                          -               -                 -                -                -               -
          2.950                          -               -                 -                -                -             108
          2.955                          -               -                 -                -                -               -
          2.960                        408               2               140                -              509             333
          2.995                          -               -                 -                -               11               -
          3.000                          -               -                 -                -                -               -
          3.010                        489              31                57              703            1,037             703
          3.045                          -               -                 -              139              599             606
          3.050                        588               -                 -                -              584             592
          3.060                        163               2                 -              151              250             216
          3.070                          -               -                 -                -              229             626



                          JNL/MCM          JNL/MCM        JNL/MCM         JNL/MCM         JNL/MCM        JNL/MCM
                      Select Small Cap   Small Cap      Technology      The Dow SM     The Dow SM       The S&P(R)
                         Portfolio     Index Portfolio Sector Portfolio 5 Portfolio    10 Portfolio    10 Portfolio
                      ---------------  --------------  ------------------------------ --------------  --------------
                      ---------------  --------------  -------------- --------------- --------------  --------------
        M&E CLASS

          2.500                2,350             146              57               -          3,468           2,954
          2.505                   77               -               -               -             73              74
          2.510                9,931           8,778             163               -         18,059          11,830
          2.520                    -               -               -               -              -               -
          2.545                1,439           1,977              55               -          1,594           1,569
          2.550                8,952           1,888               2               -          9,949           8,913
          2.560               10,085           7,092              61               -         12,225          10,060
          2.570                    -             303               -               -              -               -
          2.595                   11             595               -               -            287              13
          2.600                  826           1,069               5               -            742             680
          2.605                   63               -               -               -             60              63
          2.610               33,134          14,735              45               -         40,896          34,405
          2.620                  319               -               -               -            303             314
          2.645                3,602             388             360               -          3,693           3,780
          2.650               10,553           1,338               -               -         13,385          11,000
          2.660                3,785           5,975              13               -          5,038           3,316
          2.670                  614               7               7               -            563             601
          2.680                  343               -               -               -            309             335
          2.695                  618               -              50               -            538             602
          2.700                   70               6               -               -             98              69
          2.710                6,551           5,391           1,450               -          8,825           7,174
          2.720                    -               -               -               -              -               -
          2.745                1,219             928              15               -          1,127           1,184
          2.750                1,043              80               7               -            454             730
          2.760                  749             273               6               -            779             667
          2.770                    -               -               -               -              -               -
          2.795                   75              53               -               -            125             129
          2.800                2,131           1,614               -               -          1,816           2,229
          2.810                2,026           2,064               -               -          3,120           1,595
          2.820                    -               -               -               -              -               -
          2.845                    -              46               -               -             46               -
          2.850                   65             623               -               -             65              69
          2.860                3,396             252               -               -          3,517           3,640
          2.895                  493              67               -               -          1,194             517
          2.900                4,162           8,757               -               -          3,952           4,028
          2.910                4,256           1,197             357               -          5,246           4,286
          2.920                    -               -               -               -              -               -
          2.950                  237               -               -               -            236             236
          2.955                   11               -               -               -             11              11
          2.960                  944             313               -               -            854             783
          2.995                    -               -               -               -              -               -
          3.000                    -               -               -               -              -               -
          3.010                1,850             616             437               -          1,468           1,199
          3.045                  307             599             140               -            366           1,189
          3.050                    -             575               -               -              -               -
          3.060                1,097             393             150               -          3,742             923
          3.070                    -             173               -               -              -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                                                                                  JNL/MCM
                               JNL/MCM         JNL/MCM           JNL/MCM      Pharmaceutical/      JNL/MCM         JNL/MCM
                            International       JNL 5            Nasdaq(R)       Healthcare      S&P 400 MidCap     S&P 500
                            Index Portfolio   Portfolio       15 Portfolio    Sector Portfolio  Index Portfolio Index Portfolio
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
        M&E CLASS

          3.095                          -             213                 -                -                -               -
          3.100                          -               -                 -                -                -               -
          3.110                         64               -                 -               11               75             277
          3.145                          -               -                 -                -                -              23
          3.150                          -               -                12                -                -               -
          3.160                        474               -                 -                -               96             223
          3.200                          -               -                 -                -                -               -
          3.210                          9               -                 -              150            1,094           3,444
          3.250                          -               -                 -                -                -               -
          3.255                          -               -                 -                -                -               -
          3.260                          -               -                 -                -                -               -
          3.270                          -               -                 -                -                -               -
          3.310                          -               -                 -                -               61             221
          3.350                          -               -                 -                -                -               -
          3.400                          -               -                 -                -                -               3
          3.410                          -               -                 -                -                -               -
          3.450                          5               -                 -                -                7             222
          3.460                          -               -                 -                -                -             636
          3.500                          -               -                 -                -                -               -
          3.510                         60               -                 -                -               61              61
          3.560                        135               -                 -                -              135             135
          3.600                          -               -                 -                -                -               -
          3.610                          -               -                 -                -                -               -
          3.650                          -               -                 -                -                -               -
          3.660                          -               -                 -                -                -               -
          3.700                         50               -                 -                -               49             148
          3.710                          4               -                 -                -                4               4
          3.750                          -               -                 -                -                -               -
          3.760                          1               -                 -                -                1               1
          3.800                          -               -                 -                -                -             101
          3.860                          -               -                 -                -                -              43
          3.895                          2               -                 -                -                2               2
          4.000                          -               -                 -                -                -               -


 PERSPECTIVE
  Standard Benefit                 130,110           6,530               724          304,322          132,239         224,356
   Maximum Anniversary
     Value Benefit                     961               -                14                -            1,003             989
   Earnings Protection
     Benefits                          479               -                 -           14,124              198             187
   Combined Optional
     Benefits                            -               -                 -                -                -               -
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------

          Total                $ 1,671,859       $ 125,025          $ 25,515        $ 498,039      $ 2,057,971     $ 3,236,975
                            =============== ===============  ================ ================  =============== ===============


                            JNL/MCM          JNL/MCM         JNL/MCM        JNL/MCM         JNL/MCM         JNL/MCM
                         Select Small Cap   Small Cap      Technology      The Dow SM     The Dow SM       The S&P(R)
                            Portfolio     Index Portfolio Sector Portfolio5 Portfolio    10 Portfolio    10 Portfolio
                         ---------------  --------------  ------------------------------ --------------  --------------
                         ---------------  --------------  -------------- --------------- --------------  --------------
        M&E CLASS

          3.095                       -               -               -               -              -               -
          3.100                       -               -               -               -              -              26
          3.110                     210              46               -               -            110             112
          3.145                       -               -               -               -              -               -
          3.150                       -               -               -               -             25               -
          3.160                     109             181               -               -            187             107
          3.200                   1,027               -               -               -          1,073           1,093
          3.210                     442             520             149               -            274             256
          3.250                       -               -               -               -              -               -
          3.255                     296               -               -               -            282             298
          3.260                     114               -               -               -            112             114
          3.270                       -               -               -               -             13              13
          3.310                       2              41               -               -              2               2
          3.350                       -               -               -               -              -               -
          3.400                       -               4               -               -              -               -
          3.410                      35               -               -               -             34              36
          3.450                     208             144               -               -            215             219
          3.460                      44               -               -               -              -               -
          3.500                       -               -               -               -              -               -
          3.510                      17              60               -               -             17              17
          3.560                       -             134               -               -              -               -
          3.600                       -               -               -               -              -               -
          3.610                     174               -               -               -            178             176
          3.650                       -               -               -               -            556               -
          3.660                      81               -               -               -             79              82
          3.700                       -              50               -               -              -               -
          3.710                       -               4               -               -              -               -
          3.750                       -               -               -               -              -               -
          3.760                     135               1               -               -            130             138
          3.800                       -               -               -               -             99              99
          3.860                       -              29               -               -             29               -
          3.895                       -               2               -               -              2               2
          4.000                     115               -               -               -            116             119


 PERSPECTIVE
  Standard Benefit              488,680         135,081         251,454          33,738        869,873         431,216
   Maximum Anniversary
     Value Benefit                1,958             985               -               -          2,760           1,533
   Earnings Protection
     Benefits                    16,244             394          10,629           2,920         21,311          12,725
   Combined Optional
     Benefits                         -               -               -               -            482               -
                         ---------------  --------------  -------------- --------------- --------------  --------------
                         ---------------  --------------  -------------- --------------- --------------  --------------

          Total             $ 3,816,494     $ 1,795,619       $ 352,914        $ 36,658    $ 5,035,139     $ 3,906,953
                         ===============  ==============  ============== =============== ==============  ==============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                                                    JNL/
                              JNL/MCM          JNL/MCM      JNL/Oppenheimer                      JNL/PIMCO       PPM America
                            Value Line(R)        VIP         Global Growth   JNL/Oppenheimer   Total Return      High Yield
                            25 Portfolio      Portfolio        Portfolio     Growth Portfolio  Bond Portfolio  Bond Portfolio
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
 M&E CLASS

          1.000                     $ 182             $ -           $ 1,358           $ 1,803        $ 2,810             $ 531
          1.100                       161              12               123                 -             21                 -
          1.150                     5,562           1,533           101,192            27,274        376,289           157,865
          1.250                    12,948           2,105             9,326             1,057         24,330             2,960
          1.300                     1,947             736            46,056            17,349        187,645            69,072
          1.350                         -               -                 -                 -            941             1,973
          1.395                         -               -                 -                 -              -                 -
          1.400                     1,449             224            48,898            16,628         96,593            50,533
          1.420                         -               -                 -                 -            593                 -
          1.450                     1,445             802            11,927             4,032         46,849            28,904
          1.500                     3,272           1,508            57,087            10,305        164,706            80,268
          1.545                       214             181             8,888             2,200         50,316            15,901
          1.550                       439             907             5,525               369         11,411             4,577
          1.560                         -               -                 -             2,278            426            39,791
          1.570                        19               -             3,430             1,187         15,171             3,436
          1.575                         -               -                 -                 -              -                 -
          1.600                     1,233           1,225            30,942             6,234         78,741            31,316
          1.605                         -               -                 -                 -              -                 -
          1.630                         -               -                 -                 -              -                 -
          1.645                       239             301               519               102          2,089                 -
          1.650                     3,521           1,664            17,018             4,949         62,059            22,904
          1.660                         -               -                 -                 -            171             4,989
          1.670                        29               -               140               201          1,078                50
          1.695                        15             199             4,191             1,074         18,278             9,475
          1.700                       598             490            19,881             3,935         48,903            29,214
          1.710                     5,117           1,848            77,163            27,108        268,548           123,078
          1.720                         -               -               892               815         16,758             1,789
          1.725                         -               -                 -                 -              -                 -
          1.745                         -               -                 -                 -              -                 -
          1.750                       502             247            11,480             6,633         66,906            16,656
          1.760                        89               4                 -                 -          1,118                70
          1.795                        17               -             5,954             2,192         15,047             7,781
          1.800                     1,637             327             8,992             3,389         38,842            11,671
          1.810                     2,253           1,898             6,487             1,128         15,145            18,063
          1.820                         -               -             3,423               219          2,845               764
          1.825                         -               -                 -                 -              -                 -
          1.845                       491             134             3,138             2,042         33,700            16,938
          1.850                     1,170             302             2,117               953         14,897             1,258
          1.860                       982             551            46,831            12,940        156,512            63,048
          1.870                         -               -                18                17          2,806               683
          1.895                       160             233             6,862             2,680         24,710             9,258
          1.900                     1,290           1,337             8,458             3,287         44,823            14,389
          1.910                         -               -                 -                 -              -                 -
          1.920                        32               1             2,405                99          3,314             2,456
          1.945                         1             131                89                63            452                27
          1.950                       290             150            12,758             1,693         22,449             6,982
          1.955                         -               -                 -                 -             63                 -

                                             JNL/Putnam       JNL/Putnam      JNL/Putnam        JNL/S&P        JNL/S&P
                           JNL/Putnam      International       Midcap       Value Equity    Core Index 50   Core Index 75
                        Equity Portfolio  Equity Portfolio Growth Portfolio   Portfolio       Portfolio       Portfolio
                        ----------------- ---------------- ---------------  --------------  --------------- --------------
                        ----------------- ---------------- ---------------  --------------  --------------- --------------
 M&E CLASS

          1.000                      $ -            $ 619             $ -             $ -              $ -        $ 2,044
          1.100                        -               10               -               -                -              -
          1.150                   14,882           35,724          25,974          55,735           14,218         22,655
          1.250                      441            4,712           1,598           4,936              481          1,286
          1.300                    6,769           31,682          15,365          39,208            3,355         17,604
          1.350                        -            2,007               -           3,582                -              -
          1.395                        -                -               -               -                -              -
          1.400                    4,093           16,232           5,857          33,577            5,732          2,016
          1.420                        -                -               -               -                -              -
          1.450                    5,955            6,329           3,148          15,983              648          3,253
          1.500                    2,362           17,715           6,712          31,174            7,639         22,840
          1.545                      682            3,625           4,979           6,677              719          3,478
          1.550                      265              691             236             498              578             16
          1.560                        -                -               -               -                -              -
          1.570                      553              979             845           3,159              135          1,210
          1.575                        -                -               -               -                -              -
          1.600                    2,697           17,810           3,043          10,209            1,482          3,617
          1.605                        -                -               -               -                -              -
          1.630                        -                -               -               -                -              -
          1.645                       14               21               -              23               28            528
          1.650                    4,701            8,528           2,718          19,489            1,653          5,705
          1.660                        -                -               -               -                -              -
          1.670                        -                -              39               -                1              -
          1.695                      902            2,833           2,163           7,547            3,708          3,381
          1.700                    1,801            5,884           2,527           9,487            3,781          2,917
          1.710                   10,356           36,339          29,019          53,977           12,716          6,595
          1.720                      244              833              62           1,978            1,960              -
          1.725                        -                -               -               -                -              -
          1.745                        -                -               -               -                -              -
          1.750                    2,045            6,932           3,690           6,438            3,552         12,738
          1.760                        -               83               -               -                -              -
          1.795                      303              342           1,971           1,271            1,051            579
          1.800                    6,213            4,905           3,574          10,530              560            523
          1.810                      430            1,776             888             423              434            968
          1.820                       10              548              35              97                -             27
          1.825                        -                -               -               -                -              -
          1.845                    1,494            1,042           2,116           1,388            3,057              -
          1.850                      252            1,289             328             468              161            232
          1.860                    8,005           25,227          10,245          34,490            4,336         12,110
          1.870                        -                -               -               -                -              -
          1.895                    1,303            4,702           2,748           9,278              984            707
          1.900                    3,772            2,314           2,412           6,715            1,097            513
          1.910                        -                -               -               -                -              -
          1.920                      147              552              26           1,437                -             25
          1.945                        -              136               -               -                5              -
          1.950                       33            2,178             675           1,335              401            239
          1.955                        -              141               -               -                -              6

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                                                                                                                    JNL/
                              JNL/MCM          JNL/MCM      JNL/Oppenheimer                      JNL/PIMCO       PPM America
                            Value Line(R)        VIP         Global Growth   JNL/Oppenheimer   Total Return      High Yield
                            25 Portfolio      Portfolio        Portfolio     Growth Portfolio  Bond Portfolio  Bond Portfolio
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
        M&E CLASS

          1.960                       758              42            50,344             8,509         91,380            65,208
          1.970                         -               -                96                 -            247               108
          1.995                         7              99             1,926               698         10,667             4,240
          2.000                       162             663             9,919               855         16,261            10,039
          2.005                         -               -                 -                 -              -                 -
          2.010                       866              27             6,679               219         18,017            11,029
          2.020                         -               -               730                 -            412               304
          2.045                       131              71             1,144             1,646          4,704             3,000
          2.050                       245             107            10,011             2,262         17,853             7,498
          2.060                     2,153           3,222            20,238             3,434         69,062            38,053
          2.070                         8               -                 -                54            252                38
          2.095                         -              19             4,579               576         11,234            14,905
          2.100                       193             205               689               129          2,020               538
          2.110                        47             100             2,702               129          4,752             8,294
          2.120                         -               -               824                43          2,020               821
          2.145                       151             275             2,401             1,296         10,954             4,359
          2.150                       159             309             2,736             1,390         12,035             4,072
          2.160                       220           1,724             7,272             1,080         36,435            15,030
          2.170                       129             152                63                 -            872                51
          2.195                        10               -               864                54          6,977             1,307
          2.200                       453              74             1,405               947          3,146             1,115
          2.210                     2,886           2,058             4,116                 7         15,895            10,205
          2.220                         -               -                 2                 -            664               107
          2.245                         -               -               667                 -            900               383
          2.250                         -               7             1,068                 -          8,042             4,143
          2.260                       501             239            10,325             4,794         30,407            24,307
          2.270                         -               -                43                 -              -                45
          2.280                         -               -                 -                 -              5                 -
          2.295                         -             142               468                 -          4,408               427
          2.300                       103             753             7,606               944         22,348            11,274
          2.305                         -               -                 -                 -             45                 -
          2.310                       301             526             4,025             2,477          9,629             3,250
          2.320                         -              46               356                 -             53                 -
          2.345                         1               -             1,381             1,276          1,872               409
          2.350                       277              10               947               975          3,626             3,869
          2.360                       716             293             6,202               620          4,048             1,923
          2.370                         -               -                94                 -             76               220
          2.395                         -               -             1,063               450          7,262             3,512
          2.400                       167           2,511               101                46            142                 -
          2.405                         -               -                 -                 -              -                 -
          2.410                       335             149             1,171               340          2,095               136
          2.420                         -               -                 -                 -              -                 -
          2.445                         -               -             2,741             1,352          3,152             1,422
          2.450                         2              35             6,244               612         23,049             4,344
          2.460                       477              44             3,293               282          1,694             1,875
          2.470                         -               -                34                 -            356               263
          2.495                         -               -               660               312              -                 -



                                          JNL/Putnam       JNL/Putnam      JNL/Putnam        JNL/S&P         JNL/S&P
                         JNL/Putnam      International       Midcap       Value Equity    Core Index 50   Core Index 75
                      Equity Portfolio  Equity Portfolio Growth Portfolio   Portfolio       Portfolio       Portfolio
                      ----------------- ---------------- ---------------  --------------  --------------- --------------
                      ----------------- ---------------- ---------------  --------------  --------------- --------------
        M&E CLASS

          1.960                  4,314           20,302           7,832          15,741            4,497         13,528
          1.970                      -                -               -               -                6              -
          1.995                    440              525           1,189           2,851              180            440
          2.000                    478            4,124             948             835              445          1,664
          2.005                      -                -               -               -                -              -
          2.010                    102            1,492           4,180           3,556            1,869            445
          2.020                      -              237               -               -                -              -
          2.045                  2,079              354             651             290                -              -
          2.050                    832            2,578           1,550           3,504              648          7,026
          2.060                  1,412            8,063           4,679          16,498            5,020          5,763
          2.070                      -                -               -               -               89              -
          2.095                     61            3,154             720             902               11              -
          2.100                      2              246             338             291              352              -
          2.110                  1,188              223              72             137               88            188
          2.120                     53                -              25             654                -              -
          2.145                    673            1,299             766           2,918              155            105
          2.150                      -            3,265             897             262              754             16
          2.160                  1,144            3,333             241           4,851            4,366            844
          2.170                      -              896               -             859               29              -
          2.195                    207              347             220             137            1,330          1,254
          2.200                      -              147             213             743                -              -
          2.210                    478            1,098           1,416           9,327              245            796
          2.220                      -                -               -               -                -              -
          2.245                      -                -               -               -                -              -
          2.250                      -            4,997             701             164                -              -
          2.260                  2,887            5,432           3,259           4,772            2,310          1,570
          2.270                      -                -               -               -                -              -
          2.280                      -                -               -               -                -              -
          2.295                      -              348             415               -                5          1,632
          2.300                    227            3,425           2,047           3,517              683            361
          2.305                      -                -               -               -                -              -
          2.310                  2,166              509           1,010           4,341               55          1,688
          2.320                      -                9               -               -              310              -
          2.345                      -                7             390             508                -              -
          2.350                      -              264             669           1,116                9              -
          2.360                    358            1,036             150             395              193             11
          2.370                     37                -              19               3                -              -
          2.395                      -            1,392           2,361             480                -            460
          2.400                      -              107               -               -                -              -
          2.405                      -                -               -               -                -              -
          2.410                      -               24               -              63               81              4
          2.420                      -                -               -               -                -              -
          2.445                    169                -             139             273                -             70
          2.450                    354              183             874             729              255              -
          2.460                      8               59             416             308               11          4,081
          2.470                     42                -              44               -                -              -
          2.495                      -              310               -               -                -              -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                                                    JNL/
                              JNL/MCM          JNL/MCM      JNL/Oppenheimer                      JNL/PIMCO       PPM America
                            Value Line(R)        VIP         Global Growth   JNL/Oppenheimer   Total Return      High Yield
                            25 Portfolio      Portfolio        Portfolio     Growth Portfolio  Bond Portfolio  Bond Portfolio
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
        M&E CLASS

          2.500                         -               -               530                 -          1,256               501
          2.505                         -               -                 -                 -              -                 -
          2.510                       167             174             2,145             1,405          3,965             3,575
          2.520                         -               -                 -                 -              -                 -
          2.545                         3               -               129                 -            714                97
          2.550                        46              13             1,546               438         18,085             3,543
          2.560                        60               1             2,106               285          3,278             4,275
          2.570                         -               -                 -                 -              -                 -
          2.595                        12               5                 -                 -            814                 -
          2.600                         -              22                75                 -            775               116
          2.605                         -               -                 -                 -              -                 -
          2.610                        30               -             3,392             1,459         12,179             8,758
          2.620                         -               -                 -                 -              -                 -
          2.645                         -               -                 -                 -              -                 -
          2.650                         -             102             6,169                 -          2,961             5,038
          2.660                       479              46               730               653          1,889               226
          2.670                         -               -                 -                 -              -                 -
          2.680                         -               -                 -                 -              -                 -
          2.695                         7               -               229                 -            262               115
          2.700                         -             355               162                 -            197                59
          2.710                        25             315               460               467          1,517               415
          2.720                         -               -                 -                 -              -                 -
          2.745                         -               -               326               134            852               411
          2.750                         -               -               315                 -            116                27
          2.760                       734             362                42                 -            134               554
          2.770                         -               -                 -                 -              -                 -
          2.795                        54               -                 -                 -              -                 -
          2.800                       158               -             3,224               424          8,855             4,463
          2.810                       158             262               187                 -             69               281
          2.820                         -               -                 -                 -              -                 -
          2.845                         -               -               143                 -              -                 -
          2.850                         -               -               264                 -            506                97
          2.860                       148             143                 -                 -             43                 6
          2.895                         -               -               690                 -             29                 -
          2.900                         -               -               228               256            267               359
          2.910                         -              19             1,785               330          2,500             5,577
          2.920                         -               -                 -                 -              -                 -
          2.950                         -               -               281                 -              9                86
          2.955                         -               -                 -                 -              -                 -
          2.960                       167              11                87                 -             30                 -
          2.995                         -               -                10                 -              -                 1
          3.000                         -               -                 9                 -             54                33
          3.010                         -             564               423                 -          1,560                50
          3.045                         -               -               324                 -             73                73
          3.050                         -               -                38                38              -                 -
          3.060                         -              17             1,054             3,556          3,496             2,412
          3.070                         -               -               116                 -              -                 -


                                         JNL/Putnam       JNL/Putnam      JNL/Putnam        JNL/S&P        JNL/S&P
                       JNL/Putnam      International       Midcap       Value Equity    Core Index 50   Core Index 75
                    Equity Portfolio  Equity Portfolio Growth Portfolio   Portfolio       Portfolio       Portfolio
                    ----------------- ---------------- ---------------  --------------  --------------- --------------
                    ----------------- ---------------- ---------------  --------------  --------------- --------------
        M&E CLASS

          2.500                    -              969               -               -                -              -
          2.505                    -                -               -               -                -              -
          2.510                  167            1,490           1,621              92              454              -
          2.520                    -                -               -               -                -              -
          2.545                    -              418               -              59                -             12
          2.550                  479              482             851             909                -              6
          2.560                  242              517             245           2,954               88          1,233
          2.570                    -                -               -               -                -              -
          2.595                    -                -               -               -                -              -
          2.600                    -                6               -               -                -              -
          2.605                    -                -               -               -                -              -
          2.610                3,079            2,650           3,431           5,955              116          1,527
          2.620                    -                -               -               -                -              -
          2.645                    -                -               -               -                -              -
          2.650                  224              355               -             191                -              -
          2.660                  141              348             596              67              177             17
          2.670                    -                -               -               -                -              -
          2.680                    -                -               -               -                -              -
          2.695                    -                3               -             252                -              -
          2.700                    -                -               -               -                -              -
          2.710                  258              218             435              71                2             61
          2.720                    -                -               -               -                -              -
          2.745                    -              136             680               -              729              -
          2.750                    -               27              92             111              225             41
          2.760                   18               32               -               -                -              -
          2.770                    -              175               -               -                -              -
          2.795                    -                -               -               -                -              -
          2.800                    -              266               -             659                -              -
          2.810                    -                -           1,354             182                -              -
          2.820                    -                -               -               -                -              -
          2.845                    -                -               -               -                -              -
          2.850                    -                -               -             163                -            133
          2.860                   52                2              53               -                -              -
          2.895                    -                -               -               -                -              -
          2.900                    -              366               -               -                -              -
          2.910                   28              270           1,121             675              438            272
          2.920                    -                -               -               -                -              -
          2.950                    -                -               -             141                -              -
          2.955                    -                -               -               -                -              -
          2.960                    -            6,135               -               -                -              -
          2.995                    -                -               -               -                -              -
          3.000                    -                -               -               -                -              -
          3.010                  181              153             721             136               59            178
          3.045                    -                -             228               -                -              -
          3.050                    -                -               -               -                -              -
          3.060                   94              557              66              17                -              -
          3.070                    -                -               -               -                -              -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                                                    JNL/
                              JNL/MCM          JNL/MCM      JNL/Oppenheimer                      JNL/PIMCO       PPM America
                            Value Line(R)        VIP         Global Growth   JNL/Oppenheimer   Total Return      High Yield
                            25 Portfolio      Portfolio        Portfolio     Growth Portfolio  Bond Portfolio  Bond Portfolio
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
        M&E CLASS

          3.095                         -               -                 -                 -              -                 -
          3.100                         -               -                32                 -            122                33
          3.110                         -               -                 7                 -            153                61
          3.145                         -               -                 -                 -              -                 -
          3.150                        12               -                 -                 -              -                 -
          3.160                         -               -                 -                 -              -                 -
          3.200                         -               -                 -                 -              -                 -
          3.210                         4               5             1,106               223            184                 -
          3.250                         -               -                 -                 -              -                 -
          3.255                         -               -                 -                 -              -                 -
          3.260                         -               -                 -                 -              -                 -
          3.270                         -               -                 -                 -              -                 -
          3.310                         -               -                83                 -              -                 -
          3.350                         -               -                 -                 -              -                 -
          3.400                         -               -                 3                 -              5                 2
          3.410                         -               -                 -                 -            126                 -
          3.450                         -               -                 -                 -            387                 -
          3.460                         -               -                 -                 -              -                 -
          3.500                         -               -                 -                 -              -                 -
          3.510                         -               -                 -                 -              -                 -
          3.560                         -               -                 -                 -              -                 -
          3.600                         -               -                 -                 -              -                 -
          3.610                         -               -                 -                 -              -                 -
          3.650                         -               -                 -                 -              -                 -
          3.660                         -               -                 -                 -              -                 -
          3.700                         -               -                 -                 -             49                49
          3.710                         -               -                 -                 -              5                 5
          3.750                         -               -                 -                 -              -                 8
          3.760                         -               -                 -                 -              -                 -
          3.800                         -               -                 -                 -              -                 -
          3.860                         -               -                 -                 -              -                15
          3.895                         -               -                 -                 -              -                 -
          4.000                         -               -                 -                 -              -                 -


 PERSPECTIVE
  Standard Benefit                  1,585             539           399,672            81,774        727,240         1,094,749
   Maximum Anniversary
     Value Benefit                      -               -             2,094               895          2,193             3,080
   Earnings Protection
     Benefits                           -               -             4,253             1,809          1,581             2,974
   Combined Optional
     Benefits                           -               -               594                64            754               652
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------

          Total                  $ 62,611        $ 35,907       $ 1,175,860         $ 298,253    $ 3,176,707       $ 2,253,569
                           ===============  ==============  ================ ================= ==============  ================


                                          JNL/Putnam       JNL/Putnam      JNL/Putnam        JNL/S&P         JNL/S&P
                         JNL/Putnam      International       Midcap       Value Equity    Core Index 50   Core Index 75
                      Equity Portfolio  Equity Portfolio Growth Portfolio   Portfolio       Portfolio       Portfolio
                      ----------------- ---------------- ---------------  --------------  --------------- --------------
                      ----------------- ---------------- ---------------  --------------  --------------- --------------
       M&E CLASS

         3.095                       -                -               -               -                -              -
         3.100                       -               28              28              33                -              -
         3.110                       -                -               -               -                -              -
         3.145                       -                -               -              76                -              -
         3.150                       -                -               -               -                -              -
         3.160                       -                -               -               -                -              -
         3.200                       -                -               -               -                -              -
         3.210                       -                -              18               -                -              -
         3.250                       -                -               -               -                -              -
         3.255                       -                -               -               -                -              -
         3.260                       -                -               -               -                -              -
         3.270                       -                -               -               -                -              -
         3.310                       -                -               -               -              100              -
         3.350                       -                -               -               -                -              -
         3.400                       -                -               -               -                -              -
         3.410                       -               51               -               -                -              -
         3.450                       -              383               -               -                -              -
         3.460                       -                -               -               -                -              -
         3.500                       -                -               -               -                -              -
         3.510                       -                -               -               -                -              -
         3.560                       -                -               -               -                -              -
         3.600                       -                -               -               -                -              -
         3.610                       -                -               -               -                -              -
         3.650                       -                -               -               -                -              -
         3.660                       -                -               -               -                -              -
         3.700                       -                -               -               -                -              -
         3.710                       -                -               -               -                -              -
         3.750                       -                -               -               -                -              -
         3.760                       -                -               -               -                -              -
         3.800                       -                -               -               -                -              -
         3.860                       -                -               -               -                -              -
         3.895                       -                -               -               -                -              -
         4.000                       -                -               -               -                -              -


PERSPECTIVE
 Standard Benefit            1,827,430          778,662         184,158       2,348,630           11,552          3,046
  Maximum Anniversary
    Value Benefit                  670              312             597           5,222                -              -
  Earnings Protection
    Benefits                     2,658            2,338           2,755           4,683                -              -
  Combined Optional
    Benefits                       172              392               4             251                -              -
                      ----------------- ---------------- ---------------  --------------  --------------- --------------
                      ----------------- ---------------- ---------------  --------------  --------------- --------------

         Total             $ 1,936,328      $ 1,112,266       $ 370,478     $ 2,823,663        $ 112,408      $ 176,284
                      ================= ================ ===============  =============================== ==============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                   JNL/              JNL/
                         JNL/S&P       JNL/S&P Equity                          S&P Managed       S&P Managed            JNL/
                      Core Index 100     Aggressive       JNL/S&P Equity        Aggressive       Conservative       S&P Managed
                        Portfolio     Growth Portfolio IGrowth Portfolio I   Growth Portfolio     Portfolio       Growth Portfolio
                      --------------- ----------------- -------------------  ----------------- -----------------  -----------------
                      --------------- ----------------- -------------------  ----------------- -----------------  -----------------
 M&E CLASS

           1.000                 $ -           $ 3,366                 $ -            $ 2,246               $ -                $ -
           1.100                   -                 -                   -                  -                17                  -
           1.150              68,751            50,959             108,172            348,169               955            871,729
           1.250               1,037             1,243               4,892             31,771             1,639             80,361
           1.300              54,278            26,549              55,373            133,667                 -            512,697
           1.350                   -                 -                  74              1,159                 -                  -
           1.395                   -                 -                   -                  -                 -                  -
           1.400              15,509            21,654              40,497            134,061                 -            358,579
           1.420                   -                 -                   -                  -                 -                  -
           1.450               5,756             4,697              29,508             32,952                 -            115,193
           1.500              20,260            19,339              55,473            205,403                86            582,905
           1.545              11,556             5,224              18,992             35,661                68            122,572
           1.550                 415               460               2,119              9,329               669             27,374
           1.560                   -                 -                   -                  -                 -                  -
           1.570              16,669               489               2,857              4,873                 -             31,324
           1.575                   -                 -                   -                  -                 -                  -
           1.600               9,796             2,081              32,055             79,125               495            259,433
           1.605                   -                 -                   -                  -                 -                  -
           1.630                   -                 -                   -                  -                 -                  -
           1.645                  63                 -               1,629              2,537                 -              5,496
           1.650               6,752             4,665              15,887             34,351             1,000            158,102
           1.660                   -                 -                   -                  -                 -                  -
           1.670                   -               364                   3              1,150                15                458
           1.695               8,982             3,277               4,594             20,520                70             85,488
           1.700               5,976             4,777              24,348             65,500             1,031            206,811
           1.710              53,919            48,550             100,112            246,461               526            720,222
           1.720               3,764                62               4,412              7,145                 -             18,517
           1.725                   -                 -                   -                  -                 -                  -
           1.745                   -                 -                   -                  -                 -                381
           1.750               4,284             6,181              33,735             62,575                 2            202,841
           1.760                  70                 -                   -                 22                 2                485
           1.795               1,134             1,094               6,349              8,248                 -             27,094
           1.800              13,084             3,484              16,286             25,312               639            171,494
           1.810               1,641               113               3,375             10,493             3,518             34,411
           1.820               7,533               529               2,693              9,391                 -              6,512
           1.825                   -                 -                   -                  -                 -                  -
           1.845               2,381             1,296               8,473             14,669                 -             45,823
           1.850               1,551               225               1,942             10,471               751             34,031
           1.860              22,864            30,067              50,933            156,512               120            426,973
           1.870                   -                89                  30                288                 -                 13
           1.895               2,477             3,584              11,440             15,646                 -             68,070
           1.900               4,950             8,351               3,471             19,944               105            105,696
           1.910                   -                 -                   -                  -                 -                  -
           1.920                 203                 8                 413              2,181                 -             10,321
           1.945                   -                 -                 709              3,827               207              2,856
           1.950               2,663               468               3,673             10,914               663            124,889
           1.955                   -                 -                   -                 12                 -                  -


                                                                                                                      JNL/Salomon
                        JNL/               JNL/                                                                        Brothers
                    S&P Managed        S&P Managed          JNL/S&P            JNL/Salomon         JNL/Salomon      U.S. Government
                      Moderate           Moderate       Very Aggressive       Brothers High     Brothers Strategic     & Quality
                     Portfolio        Growth Portfolio  Growth Portfolio I Yield Bond Portfolio  Bond Portfolio     Bond Portfolio
                  -----------------  -----------------  -----------------  -------------------- ------------------  ----------------
                  -----------------  -----------------  -----------------  -------------------- ------------------  ----------------
M&E CLASS

          1.000                $ -                $ -                $ -                 $ 307            $ 1,176           $ 1,665
          1.100                 25                226                  -                    22                 31                29
          1.150                597            495,327             38,213                59,130            120,908           123,533
          1.250              2,841             29,839              1,368                 5,334              8,719             8,463
          1.300                  -            389,602             15,377                23,579             58,839            94,943
          1.350                  -                  -                  -                   875              2,639               936
          1.395                  -                  -                  -                     -                  -                 -
          1.400                 74            179,199             15,262                18,232             35,021            51,996
          1.420                  -                  -                  -                     -                600                 -
          1.450                  -             91,435              3,452                11,866             16,428            28,358
          1.500              2,617            233,038             52,192                33,057             71,995            68,301
          1.545                496             58,809              5,405                 4,659             12,943            12,760
          1.550                144             20,128                650                 3,572              2,645             2,448
          1.560                  -                  -                  -                10,926             35,062                 -
          1.570                  -             26,261                920                 1,201              3,013             7,454
          1.575                  -                  -                  -                     -                  -                 -
          1.600                141            196,652              7,088                18,045             39,832            28,690
          1.605                  -                  -                  -                     -                  -                 -
          1.630                  -                  -                  -                     -                 18                 -
          1.645                  -              1,695                  -                    64                455               130
          1.650              2,248            132,636              1,993                 9,682             43,662            31,890
          1.660                  -              5,207                  -                 1,521                  -                 -
          1.670                  -              1,438                  4                   157                666                37
          1.695                 15             36,557              4,416                 3,218              8,170             8,559
          1.700              1,403            118,880              7,508                15,036             26,773            19,693
          1.710                789            564,226             33,794                45,239             89,420           114,178
          1.720                  -             27,358                730                   594              1,467             5,244
          1.725                  -                  -                  -                     -                  -                 -
          1.745                  -                189                  -                     -                  -                 -
          1.750                 18            106,790              1,267                 6,982             14,444            28,147
          1.760                  2                  -                  -                   396                552               397
          1.795                  -             24,510                363                 2,420              5,637             5,875
          1.800                897            124,182              1,587                 5,542             16,461            16,963
          1.810              1,029             41,239                314                22,052              7,620             3,828
          1.820                  -              5,502                 67                   297                586             1,808
          1.825                  -                  -                  -                     -                  -                 -
          1.845                  -             39,925              1,359                 6,985              4,837            10,919
          1.850                428             12,408                387                 1,700              4,769             3,944
          1.860                433            329,520             11,774                21,505             40,391            66,490
          1.870                  -                 93                  -                   348              1,902                 -
          1.895                  3             34,827                656                 3,526             11,870             8,522
          1.900                551             72,053                586                 7,224              8,762            15,433
          1.910                  -                  -                  -                 2,701                  -                 -
          1.920                  -              2,402                380                 1,190                887               639
          1.945                204              4,182                  -                   147                200               366
          1.950                  2             53,058                 30                 3,205              7,642             5,026
          1.955                  -                  -                  -                    64                 95                63

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                                                                                   JNL/              JNL/
                         JNL/S&P       JNL/S&P Equity                          S&P Managed       S&P Managed            JNL/
                      Core Index 100     Aggressive       JNL/S&P Equity        Aggressive       Conservative       S&P Managed
                        Portfolio     Growth Portfolio I Growth Portfolio I   Growth Portfolio     Portfolio       Growth Portfolio
                      --------------- ----------------- -------------------  ----------------- -----------------  -----------------
                      --------------- ----------------- -------------------  ----------------- -----------------  -----------------
         M&E CLASS

           1.960              11,271             8,220              41,807             89,311               211            329,765
           1.970                   -                 -                   -                 25                 -              1,143
           1.995               1,050               407               4,281              9,979                80             35,618
           2.000               1,543             5,864               3,471             18,977               542             60,942
           2.005                   -                 -                   -                  -                 -                  -
           2.010               2,975                13               2,174              8,277               114             57,120
           2.020                 510                 7                   9                204                 -              5,353
           2.045                 896                 -               3,130              3,835                 -              7,541
           2.050               4,119             8,365              18,461             39,870                17            120,848
           2.060               8,941            13,013              33,723            100,880             1,275            271,302
           2.070                   -                 -                   -              1,333                 -              2,805
           2.095                 637               583                 847              6,940                 8             21,792
           2.100                 320                27               2,469              3,277               118             14,630
           2.110                 848               193               2,151              5,182                 6             23,268
           2.120                   -                 -                   -                745                 -              3,574
           2.145               5,152             1,473               4,736              7,804                 -             31,688
           2.150               4,075               284               1,063             22,128                11             50,998
           2.160               3,525             3,594              15,349             34,483                39            122,004
           2.170                   -                 -                 558                683                 -                 14
           2.195               1,203                 -               2,360              3,881               117             33,562
           2.200                  88             1,812               3,480              7,334                71              8,029
           2.210               5,495               272               6,201             10,505             2,196             38,063
           2.220                   -             5,724               1,757              2,956                 -              1,204
           2.245                   -                 -                   -                 98                 -              1,103
           2.250                   -               191               3,608             11,755                86             45,395
           2.260              20,193             2,942              13,226             39,246                12             98,365
           2.270                   -                 -                 426              4,882                 -                491
           2.280                   -                 -                   -                  -                 -                  -
           2.295               2,193             2,489               1,808              3,804                 -             20,907
           2.300               2,106             2,185              10,187             15,609               138             79,337
           2.305                   -                 -                   -                 31                 -                  -
           2.310               9,110               645              28,370             19,576                 -             76,300
           2.320                   -                 -                   -                233                 -                936
           2.345                   -                 -                 458                961               275             10,707
           2.350                 864               851               3,693              4,587                92             27,917
           2.360               1,494               525               6,467              8,225                38             32,471
           2.370                   -                 -                   -                  -                 -              1,672
           2.395                 102               399                 461              1,643               129             10,658
           2.400                   -                 -                   -              1,813                59              5,433
           2.405                   -                 -                   -                  -                 -                  -
           2.410                  27               886               1,540             19,273               236              7,251
           2.420                   -                 -                   -                  2                 -                  -
           2.445                   -               180                   -              1,047                 -             20,894
           2.450               1,520               151               3,111             25,211               147             89,985
           2.460                   -               911                 542              8,505               333             31,953
           2.470                   -                 -                  34                 41                 -              1,620
           2.495                  14                 -                  61                101                 -                118


                                                                                                                    JNL/Salomon
                      JNL/               JNL/                                                                        Brothers
                  S&P Managed        S&P Managed          JNL/S&P            JNL/Salomon         JNL/Salomon      U.S. Government
                    Moderate           Moderate       Very Aggressive       Brothers High     Brothers Strategic     & Quality
                   Portfolio        Growth Portfolio  Growth Portfolio I Yield Bond Portfolio  Bond Portfolio     Bond Portfolio
                -----------------  -----------------  -----------------  -------------------- ------------------  ----------------
                -----------------  -----------------  -----------------  -------------------- ------------------  ----------------
      M&E CLASS

        1.960                  7            126,401              8,298                37,096             24,501            39,945
        1.970                  -                268                  -                    49                 78                77
        1.995                  -             49,756              1,830                 2,659              4,530             8,567
        2.000              1,580             46,393              2,239                 3,466              5,439             2,693
        2.005                  -                  -                  -                     -                  -                 -
        2.010                 65             30,720                866                 7,659              8,007             3,243
        2.020                  -             13,482                  -                   237                373               197
        2.045                667              7,208                134                   913              1,410             1,393
        2.050                650             62,952              1,549                 4,516              9,000             7,807
        2.060              2,026            130,150             33,573                36,725             22,180            19,388
        2.070                  -              3,625                  -                    28                 15                 -
        2.095                  -             22,887              3,056                 4,813              1,952             2,208
        2.100              1,255             13,894                325                   888              1,218             2,350
        2.110                 39              8,615                281                 5,397              1,548               688
        2.120                  -                462                  -                   338                160               439
        2.145                692             25,441                351                 1,323              1,943            11,341
        2.150                528             26,243                484                 3,362              3,122             4,442
        2.160                 23            113,986              6,021                 7,136             12,225             8,588
        2.170                  -                129                 29                    17                 37                 -
        2.195                118             10,555              5,854                   680              1,705               442
        2.200                547             10,782                 12                   626              1,019               713
        2.210              1,223             43,428              1,472                 4,171              4,414             9,386
        2.220                  -                306                  -                    38                  3                 1
        2.245                  -                334                  -                   164                212                57
        2.250                351             14,209              8,631                 1,561              2,837               684
        2.260                180            100,127              4,517                10,599              8,968            14,270
        2.270                  -                522                  -                    23                  -                 -
        2.280                  -                  -                  -                     5                  -                 -
        2.295                  -              9,052                  8                   277              1,020             2,425
        2.300                563             45,048              4,112                 3,338              7,533            13,974
        2.305                  -                  -                  -                    15                  -                 -
        2.310                  5             29,742              1,256                 1,318              3,139             4,018
        2.320                  -                363                  -                     -                 15                 -
        2.345                  -              4,000                  -                   179                193                 -
        2.350                351             10,412              1,496                 2,880              1,885                96
        2.360                270             24,250              1,714                 3,576              3,005             1,953
        2.370                  -                241                  -                   116                 60                23
        2.395                 39              4,818              1,331                 1,110              1,057             1,154
        2.400                257                 92                  -                   113                 48                95
        2.405                  -                  -                  -                     -                  -                 -
        2.410                  -              3,120                 24                   476                337               127
        2.420                  7                 25                  -                     -                  -                 -
        2.445                  -              6,412                  -                   407              1,128               438
        2.450                 88             71,604                215                 1,514              5,866            10,881
        2.460              1,151             14,133                533                 1,083              1,081             1,333
        2.470                  -              5,148                  -                   188                144               118
        2.495                  -                948                 39                     -                243                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                  JNL/              JNL/
                        JNL/S&P       JNL/S&P Equity                          S&P Managed       S&P Managed              JNL/
                     Core Index 100     Aggressive       JNL/S&P Equity        Aggressive       Conservative       S&P Managed
                       Portfolio     Growth Portfolio I Growth Portfolio I   Growth Portfolio     Portfolio       Growth Portfolio
                     --------------- ----------------- -------------------  ----------------- -----------------  -----------------
                     --------------- ----------------- -------------------  ----------------- -----------------  -----------------
      M&E CLASS

        2.500                    53                11               2,333              1,994                 -              5,672
        2.505                     -                 -                   -                  -                 -                  -
        2.510                     -             2,790               4,621              7,727                 4             32,196
        2.520                     -                 -                   -                  2               106                350
        2.545                     -                 -                   -                280                 -              6,164
        2.550                   877               580               4,481              8,194                 -             12,378
        2.560                 1,483               920               8,017             12,459               209             24,182
        2.570                     -                 -                 735                279                 -              1,773
        2.595                     -                 -                 449                167                 -                948
        2.600                     -                 -                   -                 15                75                 29
        2.605                     -                 -                   -                  -                 -                  -
        2.610                 3,590               109               5,847             21,047               377             75,213
        2.620                     -                 -                 911              1,740                 -                  -
        2.645                     -                 -                   -              4,233                 -              2,423
        2.650                     -                 -               6,870             10,229                 -             17,732
        2.660                   129             6,216                 187             12,610             1,140              8,385
        2.670                     -                 -                   -                  -                 -              2,965
        2.680                     -                 -                   -                  -                 -                  -
        2.695                     -               175                 286                743                 -                714
        2.700                     -                 -                   -                143               558                  -
        2.710                   363               885                 114              6,171               437              5,640
        2.720                     -                 -                   -                  -                 -                867
        2.745                   503                 -               1,496                696                 -                977
        2.750                    50                25                 117                500                 -                791
        2.760                     -             1,201                   -              1,224               465              2,290
        2.770                 1,117                 -                   -                757                 -              1,132
        2.795                     -                 -                   -                  -                 -                  -
        2.800                     5                 5                   -                  -                 -             16,517
        2.810                     -                 -               3,643              6,950                 -             12,689
        2.820                     -                 -                   -                  -                 -                598
        2.845                    20                 -                 101                128                 -                 25
        2.850                     -             5,309                   -              2,335                 -                329
        2.860                     -                 -                   -                  6                 -              2,997
        2.895                     -                 -                   -                  -                 -                148
        2.900                     -                 -                   -                  -                 -                  -
        2.910                     -               242                 132              1,048                 -              9,284
        2.920                     -                 -                   -                  5                 -                 19
        2.950                     -                 -                 626                  -                 -                  -
        2.955                     -                 -                   -                  -                 -                  -
        2.960                     -                 -                   -                  -                 -                951
        2.995                     -                 -                   -                  -                 -                  3
        3.000                     -                 -                   -                  -                 -                  -
        3.010                     -                 4                  24                744                 -              5,659
        3.045                     -                 -                   -                  -                 -                  -
        3.050                     -                 -                   -                  -                 -                  -
        3.060                     -                 -                  12                  -                 -             11,696
        3.070                     -                 -                   -                  -                 -                  -


                                                                                                                     JNL/Salomon
                       JNL/               JNL/                                                                        Brothers
                   S&P Managed        S&P Managed          JNL/S&P            JNL/Salomon         JNL/Salomon      U.S. Government
                     Moderate           Moderate       Very Aggressive       Brothers High     Brothers Strategic     & Quality
                    Portfolio        Growth Portfolio  Growth Portfolio I Yield Bond Portfolio  Bond Portfolio     Bond Portfolio
                 -----------------  -----------------  -----------------  -------------------- ------------------  ----------------
                 -----------------  -----------------  -----------------  -------------------- ------------------  ----------------
      M&E CLASS

        2.500                   -              2,093                  -                   165                975               818
        2.505                   -                  -                  -                     -                  -                 -
        2.510                 408             18,631                282                 2,726              2,729             1,222
        2.520                  63              1,399                  -                     -                  -                 -
        2.545                   -                662                  -                    29                225               191
        2.550                 120             25,537                364                 1,224              1,170             3,121
        2.560                 458              9,390                725                 1,958              7,195             1,757
        2.570                   -                 77                  -                     -                  -                 -
        2.595                 618                  -                  -                   240                199                79
        2.600                  15              2,042                  -                   270                567               461
        2.605                   -                  -                  -                     -                  -                 -
        2.610                   -             44,746                183                 4,182              6,559             5,243
        2.620                   -                  -                  -                     -                  -                 -
        2.645                   -              1,007                  -                     -                  -                 -
        2.650                   -             18,722              2,247                 1,650              1,512               808
        2.660                 170              5,364              6,123                 3,061              1,124               521
        2.670                   -                  -                  -                     -                  -                 -
        2.680                   -                  -                  -                     -                  -                 -
        2.695                   -                  -                  -                    62                176                66
        2.700                 136                621                  -                     -                  3                88
        2.710                 140             17,835                520                   791                393             1,304
        2.720                   -                  -                  -                     -                  -                 -
        2.745                   -              4,395                  -                   171                265                 -
        2.750                   -                825                282                    39                375                65
        2.760                  61                  3                  -                   417                 50                59
        2.770                   -                741                  -                     -                  -                 -
        2.795                  33                608                  -                     -                  -                 -
        2.800                   -             10,936                  -                 1,746              5,847             2,646
        2.810                   -             11,337                435                   454                  -                 -
        2.820                   -              1,770                  -                     -                  -                 -
        2.845                  17                  8                  -                     -                  -                 -
        2.850                   -                328                  4                    13                204               449
        2.860                 682                 87                  -                    38                 64                 -
        2.895                   -                947                  -                     -                  -                 -
        2.900                   -              2,207                  -                   113              1,408                70
        2.910                   -              3,913                  9                 2,315              1,273             1,751
        2.920                   -                  -                  -                     -                  -                 -
        2.950                   -                  -                  -                     -                 87                64
        2.955                   -                  -                  -                     -                  -                 -
        2.960                  12              1,261                  -                   103                104                 -
        2.995                   -                  -                  -                     -                  -                 -
        3.000                   -                  -                  -                     -                 64                18
        3.010                   -              1,068                  -                   304                292               207
        3.045                   -                127                  -                     -                 73                 -
        3.050                   -                  -                  -                     -                  -                 -
        3.060                   -              1,150                  -                   284                  -                17
        3.070                   -                  -                  -                     -                  -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                                                                                   JNL/              JNL/
                          JNL/S&P       JNL/S&P Equity                          S&P Managed       S&P Managed            JNL/
                       Core Index 100     Aggressive       JNL/S&P Equity        Aggressive       Conservative       S&P Managed
                         Portfolio     Growth Portfolio I Growth Portfolio I   Growth Portfolio     Portfolio       Growth Portfolio
                       --------------- ----------------- -------------------  ----------------- -----------------  -----------------
                       --------------- ----------------- -------------------  ----------------- -----------------  -----------------
        M&E CLASS

          3.095                     -                 -                   -                  -                 -                  -
          3.100                     -                 -                   -                  -                 -                  -
          3.110                     -                 -                   -                  -                 -                  -
          3.145                     -                 -                   -                  -                 -                  -
          3.150                     -                 -                   -                  -                 -                195
          3.160                     -                 -                   -              2,702                 -              2,228
          3.200                     -                 -                   -                  -                 -                 12
          3.210                     -                 -                   -                  8                 -                344
          3.250                     -                 -                   -                  -                 -                  -
          3.255                     -                 -                   -                  -                 -                  -
          3.260                     -                 -                   -                  -                 -                  -
          3.270                     -                 -                   -                  -                 -                  -
          3.310                   100                 -                 449                 50                 -                251
          3.350                     -                 -                   -                  -                 -                  -
          3.400                     -                 -                   -                  -                 -                  -
          3.410                     -                 -                   -                  -                 -                  -
          3.450                     -                 -                   -                  -                 -                  -
          3.460                     -                 -                   -                  -                 -                  -
          3.500                     -                 -                   -                  -                 -                882
          3.510                     -                 -                   -                  -                 -                  -
          3.560                     -                 -                   -                  -                 -                  -
          3.600                     -                 -                 600                  -                 -                  -
          3.610                     -                 -                   -                  -                 -                  -
          3.650                     -                 -                   -                  -                 -                  -
          3.660                     -                 -                   -                  -                 -                  -
          3.700                     -                 -                   -                  -                 -                  -
          3.710                     -                 -                   -                  -                 -                  -
          3.750                     -                 -                   -                570                 -                  -
          3.760                     -                 -                   -                  -                 -                  -
          3.800                     -                 -                   -                  -                 -                502
          3.860                     -                 -                   -                  -                 -                  -
          3.895                     -                 -                   -                  -                 -                  -
          4.000                     -                 -                   -                  -                 -                  -


PERSPECTIVE
 Standard Benefit              24,256           281,473           1,020,328          1,670,326             1,182          3,671,639
  Maximum Anniversary
    Value Benefit                 268               439               2,469              5,130                 -             22,216
  Earnings Protection
    Benefits                      263             1,235              10,398             10,413                 -             20,668
  Combined Optional
    Benefits                        -                 -                 437                928                 -             39,015
                       --------------- ----------------- -------------------  ----------------- -----------------  -----------------
                       --------------- ----------------- -------------------  ----------------- -----------------  -----------------

          Total             $ 471,666         $ 617,070         $ 1,942,221        $ 4,084,390          $ 23,481       $ 11,245,615
                       =============== ================= ===================  ================= =================  =================


                                                                                                                       JNL/Salomon
                           JNL/             JNL/                                                                        Brothers
                       S&P Managed      S&P Managed          JNL/S&P            JNL/Salomon         JNL/Salomon      U.S. Government
                         Moderate         Moderate       Very Aggressive       Brothers High     Brothers Strategic     & Quality
                        Portfolio      Growth Portfolio  Growth Portfolio I Yield Bond Portfolio  Bond Portfolio     Bond Portfolio
                     ---------------  -----------------  -----------------  -------------------- ------------------  ---------------
                     ---------------  -----------------  -----------------  -------------------- ------------------  ---------------
        M&E CLASS

          3.095                   -                  -                  -                     -                  -                -
          3.100                   -                208                  -                     -                 33               73
          3.110                   -                  -                  -                   126                  -                -
          3.145                   -                121                  -                     -                  -                -
          3.150                   -              4,566                  -                     -                  -                -
          3.160                   -              2,884                  -                    41                  -                -
          3.200                   -                  -                  -                     -                  -                -
          3.210                   -                  -                  -                     -                  -                -
          3.250                   -                 79                  -                     -                  -                -
          3.255                   -                  -                  -                     -                  -                -
          3.260                   -                  -                  -                     -                  -                -
          3.270                   -                  -                  -                     -                  -                -
          3.310                   -                  -                  -                     -                  -                -
          3.350                   -                335                  -                     -                  -                -
          3.400                   -                  -                  -                     -                  6                -
          3.410                   -                  -                  -                     -                 42               84
          3.450                   -                  -                  -                     -                  -                -
          3.460                   -                  -                  -                     -                  -                -
          3.500                   -                  -                  -                     -                  -                -
          3.510                   -                  -                  -                     -                  -                -
          3.560                   -                  -                  -                     -                  -                -
          3.600                   -                  -                  -                     -                  -                -
          3.610                   -                  -                  -                     -                  -                -
          3.650                   -                189                  -                     -                 94                -
          3.660                   -                  -                  -                     -                  -                -
          3.700                   -                  -                  -                     -                  -                -
          3.710                   -                  -                  -                     -                  -                -
          3.750                   -                436                  -                     -                  -               50
          3.760                   -                  -                  -                     -                  -                -
          3.800                   -                  -                  -                     -                  -                -
          3.860                   -                  -                  -                     -                  -                -
          3.895                   -                  -                  -                     -                  -                -
          4.000                   -                  -                  -                     -                  -                -


PERSPECTIVE
 Standard Benefit             1,122          2,404,439            410,842               341,455            827,230        1,592,762
  Maximum Anniversary
    Value Benefit                 -             11,848                239                   955              1,434            6,586
  Earnings Protection
    Benefits                      -             16,282              1,031                   964              3,077            8,152
  Combined Optional
    Benefits                      -              3,742                  -                   215                274              813
                     ---------------  -----------------  -----------------  -------------------- ------------------  ---------------
                     ---------------  -----------------  -----------------  -------------------- ------------------  ---------------

          Total            $ 31,694        $ 7,186,642          $ 720,678             $ 869,790        $ 1,715,910      $ 2,582,826
                     ===============  =================  =================  ==================== ==================  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                 JNL/            JNL/Select        JNL/Select           JNL/
                           Select Balanced        Global           Large Cap        Select Money
                              Portfolio      Growth Portfolio   Growth Portfolio  Market Portfolio
                           -----------------------------------  ----------------- -----------------
                           -----------------------------------  ----------------- -----------------
 M&E CLASS

          1.000                       $ 372               $ -              $ 606          $ 19,332
          1.100                           -                 -                  -                 -
          1.150                     217,786                38             59,229            93,891
          1.250                      18,584               497              2,962            16,189
          1.300                     147,336                88             21,915            45,776
          1.350                       2,858                 -                  -                 -
          1.395                           -                 -             15,603                 -
          1.400                     120,059                15             16,507            19,408
          1.420                       1,193                 -                  -                 -
          1.450                      33,414               148             10,031            11,185
          1.500                      83,761               144             19,439            23,052
          1.545                      14,447                 9             13,304            16,785
          1.550                       3,965                70                 88            14,248
          1.560                           -                 -              2,296            10,476
          1.570                       5,068                 -              1,848             5,365
          1.575                           -                 -                  -                 -
          1.600                      55,818               665             25,768            24,065
          1.605                           -                 -                  -                 -
          1.630                          35                 -                  -                 -
          1.645                       1,090                 -                  -               358
          1.650                      25,221                 6             11,120            19,699
          1.660                           -                 -                  -             2,097
          1.670                       1,321                 -                  -               433
          1.695                      25,223                 -             13,147             6,847
          1.700                      35,129               276              8,284            18,746
          1.710                     185,865               119             41,549           104,889
          1.720                       4,845                 -              1,431             1,703
          1.725                           -                 -                  -                 -
          1.745                           -                 -                202                 -
          1.750                      30,297                18              4,755            41,534
          1.760                         113                 -                143               355
          1.795                       9,502                 -              2,705             2,073
          1.800                      41,943               131              4,089            16,199
          1.810                      10,499               652                457            23,014
          1.820                       2,133                 -                303               179
          1.825                           -                 -                  -                 -
          1.845                      14,409                 -              4,025            26,577
          1.850                      11,336               118                600             1,325
          1.860                      83,743               378             31,109            37,885
          1.870                       3,313                 -                  -               330
          1.895                      17,475                 -              3,588             5,360
          1.900                      21,670                64              2,212            10,084
          1.910                           -                 -                  -             4,888
          1.920                       3,826                 -                335             1,020
          1.945                         519                 -                 32               621
          1.950                       8,493                 7              4,995             3,746
          1.955                          32                 -                  -                 -


                        JNL/            JNL/T. Rowe      JNL/T. Rowe         JNL/
                    Select Value     Price Established Price Mid-Cap    T. Rowe Price
                      Portfolio      Growth Portfolio  Growth Portfolio Value Portfolio
                   ----------------  ----------------  ---------------  ---------------
                   ----------------  ----------------  ---------------  ---------------
 M&E CLASS

          1.000            $ 1,237             $ 492          $ 4,763          $ 4,548
          1.100                  -                 -               38                -
          1.150             50,864           151,376          199,544          210,112
          1.250              6,668             8,417           13,931           17,918
          1.300             21,519            87,845           87,177          138,540
          1.350              2,310                 -                -                -
          1.395                  -                 -                -                -
          1.400             18,779            69,523           58,904           99,567
          1.420                  -                 -              597            1,203
          1.450              9,667            22,322           29,459           27,173
          1.500             33,543            83,783           89,344          112,679
          1.545              4,315            19,902           23,597           20,049
          1.550              1,232             3,723            7,438            9,316
          1.560                  -               704            2,658              313
          1.570                476             4,202            4,955            9,772
          1.575                  -                 -                -                -
          1.600             23,955            36,778           51,665           87,947
          1.605                  -                 -                -                -
          1.630                 17                 -                9               17
          1.645                226               507              312              620
          1.650             31,021            32,773           57,090           39,123
          1.660                  -             1,718              702                -
          1.670                 61               392              354            1,559
          1.695              4,525            17,241           14,307           18,540
          1.700             11,675            21,498           33,680           37,258
          1.710             47,269           197,632          158,312          179,314
          1.720                  -             3,002            5,604            4,560
          1.725                  -                 -                -                -
          1.745                  -                 -              200                -
          1.750              8,411            22,377           17,704           33,850
          1.760                  -                 -                -              144
          1.795              2,383             9,865            7,626            8,470
          1.800              4,674            15,385           18,808           24,530
          1.810              4,537             8,600           13,607            8,803
          1.820                  -             2,288            3,124            7,098
          1.825                  -                 -                -                -
          1.845              2,354             9,706            9,491           17,538
          1.850              1,373             2,691            3,119            3,703
          1.860             35,024            62,707           97,957          119,645
          1.870                 38               176              357            1,116
          1.895              6,904            11,809            7,199           19,919
          1.900              3,391            12,686           12,699           12,377
          1.910                  -                 -                -              727
          1.920                695             2,114            1,508            3,225
          1.945                110               338              547              613
          1.950              7,381            15,278           12,367           25,657
          1.955                  -                 -              142              137

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                 JNL/            JNL/Select        JNL/Select           JNL/
                           Select Balanced        Global           Large Cap        Select Money
                              Portfolio      Growth Portfolio   Growth Portfolio  Market Portfolio
                           -----------------------------------  ----------------- -----------------
                           -----------------------------------  ----------------- -----------------
        M&E CLASS

          1.960                      50,149               128             16,835            70,282
          1.970                         256                 -                  -               215
          1.995                      14,442                 -              2,158             3,846
          2.000                       8,182                11              4,122            11,278
          2.005                           -                 -                  -                 -
          2.010                       8,162                 -              8,019            44,128
          2.020                         607               384              1,217               848
          2.045                       1,607                 -                616             1,656
          2.050                      13,359               118              8,864             6,895
          2.060                      60,275                75              6,639            40,930
          2.070                         116                 -                  -                 -
          2.095                       5,725                 -              1,286             4,246
          2.100                         811                 3                454             3,029
          2.110                       4,799                20                976             4,397
          2.120                         512                 -                155             1,429
          2.145                       4,191                 -              1,167             1,130
          2.150                       3,068               133              1,797             5,633
          2.160                      25,811                96              6,784            22,781
          2.170                       3,448                 -                801                 -
          2.195                       1,250                 -                553             2,306
          2.200                       1,525                22                384               288
          2.210                       9,748                50              4,238             4,374
          2.220                         425                 -                  -                 2
          2.245                         753                98                  -               179
          2.250                       1,637                 -                641               960
          2.260                      15,970               131              6,522            21,556
          2.270                         299                 -                  -                 -
          2.280                           -                 -                  -                 -
          2.295                       4,023                 -              1,183               269
          2.300                      18,451               183              3,009            14,368
          2.305                          31                 -                  -                 -
          2.310                       6,602               162              2,359            12,435
          2.320                           -                 -                 74                 -
          2.345                       2,414                 -                292                 -
          2.350                       1,630                 5                 71               535
          2.360                       2,877               647              1,115             4,618
          2.370                         412                 -                  -               264
          2.395                         622                 -                  -             1,531
          2.400                          97                 2                  -                13
          2.405                           -                 -                  -                 -
          2.410                         961                19                144               617
          2.420                           -                 -                  -                 -
          2.445                         774                 -                399                 -
          2.450                      10,066                16                505             9,200
          2.460                       1,214                44                  -             1,320
          2.470                          34                 -                  -                 -
          2.495                           -                21                  3                12


                        JNL/            JNL/T. Rowe      JNL/T. Rowe         JNL/
                    Select Value     Price Established Price Mid-Cap    T. Rowe Price
                      Portfolio      Growth Portfolio  Growth Portfolio Value Portfolio
                   ----------------  ----------------  ---------------  ---------------
                   ----------------  ----------------  ---------------  ---------------
       M&E CLASS

         1.960              11,344            43,514           66,751           82,603
         1.970                  69                81              135              166
         1.995               2,898             5,551           10,086            8,558
         2.000              11,624             2,962           11,317           18,950
         2.005                   -                 -                -                -
         2.010               3,211            13,753           11,143           12,821
         2.020                 447               780            1,700            2,345
         2.045               1,380             1,233            2,134            2,574
         2.050               5,780             7,672           13,863           19,674
         2.060              18,637            35,301           37,474           39,620
         2.070                   -                56              107                -
         2.095                 658             6,300            5,881            8,736
         2.100                 223               363            2,533            1,969
         2.110               2,341             3,267            4,025            6,669
         2.120                 175               804              368            1,651
         2.145               1,832             5,110            4,848            7,840
         2.150               1,750             2,692            3,408            7,020
         2.160               7,629            17,565           19,797           24,497
         2.170                 105                73              956               63
         2.195                 730             1,049            2,279            1,846
         2.200                 519               338            1,627            4,004
         2.210               3,207             6,152           10,007           16,149
         2.220                   2                 5              564               82
         2.245                 398               290              814            1,474
         2.250                 853             4,450            4,935            1,129
         2.260               9,526            20,992           32,238           35,747
         2.270                   -               186              112              257
         2.280                   -                 -                7                -
         2.295                 185             1,374            1,369            2,750
         2.300               6,232             6,923           17,064           13,933
         2.305                   -                41               16                -
         2.310               4,698             9,587           12,787            5,281
         2.320                   -                13                -               10
         2.345                   -               830              526            1,234
         2.350                 793             1,734              576            2,739
         2.360               1,376             8,322            7,297            9,281
         2.370                 151               126              281              364
         2.395               1,475             1,137            1,643            1,170
         2.400                   2               222               72              374
         2.405                   -                 -                -                -
         2.410               1,001             1,251            1,285            1,210
         2.420                   -                 -                -                -
         2.445                 560             1,162            3,403            1,166
         2.450                 920             3,113            5,284           10,424
         2.460                 823             3,011            4,228            3,213
         2.470                 199               303              127              370
         2.495                   6               789              451              513

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                                 JNL/            JNL/Select        JNL/Select           JNL/
                           Select Balanced        Global           Large Cap        Select Money
                              Portfolio      Growth Portfolio   Growth Portfolio  Market Portfolio
                           -----------------------------------  ----------------- -----------------
                           -----------------------------------  ----------------- -----------------
        M&E CLASS

          2.500                          73                 -                 19               349
          2.505                           -                 -                  -                 -
          2.510                       8,562               731                347             2,079
          2.520                           -                 -                  -                 -
          2.545                         317                 -                402               387
          2.550                       5,259                 7                511             2,216
          2.560                      10,847                 -                202             6,406
          2.570                           -                 -                  -                 -
          2.595                          72                 -                  -                 -
          2.600                         533                21                  7                 -
          2.605                           -                 -                  -                 -
          2.610                       7,370               887              2,349            11,589
          2.620                           -                 -                  -                40
          2.645                           -               153                  -                 -
          2.650                       5,134                 -              1,368             2,003
          2.660                       1,270               354                 86             8,414
          2.670                           -                 -                  -                 -
          2.680                           -                 -                  -                 -
          2.695                         504                 -                  -                 -
          2.700                           -                 -                  -                 -
          2.710                       1,092               527                 57               972
          2.720                           -                 -                  -                 -
          2.745                         706                 -                136               341
          2.750                         964                18                181                 -
          2.760                          17                 1                  1               407
          2.770                           -                 -                  -                 -
          2.795                           -                 -                  -                 -
          2.800                       3,093                 -                  -             3,000
          2.810                         179                 -                885                31
          2.820                           -                 -                  -                 -
          2.845                           2                 -                  -                53
          2.850                          91                 -                  -                 -
          2.860                          13                 -                  -                 -
          2.895                           -                 -                  -                 -
          2.900                         204                 -                  -                86
          2.910                       2,145                 -                275               607
          2.920                           -                 -                  -                 -
          2.950                          65                 -                  -                 -
          2.955                           -                 -                  -                 -
          2.960                          12                 -                  -               161
          2.995                           1                 -                  -                 -
          3.000                          33                 -                  -                 -
          3.010                          48                85                415                 -
          3.045                         128                 -                  -                 -
          3.050                           -                 -                  -                 -
          3.060                          17                 -                  -               147
          3.070                           -                 -                  -                 -


                          JNL/            JNL/T. Rowe      JNL/T. Rowe         JNL/
                      Select Value     Price Established Price Mid-Cap    T. Rowe Price
                        Portfolio      Growth Portfolio  Growth Portfolio Value Portfolio
                     ----------------  ----------------  ---------------  ---------------
                     ----------------  ----------------  ---------------  ---------------
        M&E CLASS

          2.500                    4               598              481              790
          2.505                    -                 -                -                -
          2.510                2,686             4,086            6,884            7,333
          2.520                    -                 -                -                -
          2.545                  134               199              437              907
          2.550                  922             2,099            2,662            5,130
          2.560                2,669             7,623           14,360            4,437
          2.570                    -                 -                -                -
          2.595                  100                41               99              324
          2.600                    -                12               84               19
          2.605                    -                 -                -                -
          2.610                3,635             9,665           11,671            7,620
          2.620                    -                 -                -                -
          2.645                    -                 -                -                -
          2.650                2,984             3,341            2,226            2,596
          2.660                  520             1,471            2,265            1,334
          2.670                    -                 -                -                -
          2.680                    -                 -                -                -
          2.695                  218               148              156               66
          2.700                    -                29              207               59
          2.710                  346             3,616            1,682            2,190
          2.720                    -                 -                -                -
          2.745                1,012               637            1,439            1,086
          2.750                  118                14              649              368
          2.760                    3               538              155            1,390
          2.770                    -                 -                -              177
          2.795                    -                 -                -               13
          2.800                1,262               795            1,376            1,462
          2.810                  304             2,491            1,669            5,313
          2.820                    -                 -                -                -
          2.845                    2                 -               66              190
          2.850                  521                83              397               99
          2.860                    6                17              298              230
          2.895                    -               917              472                -
          2.900                  303               302              318              685
          2.910                  894             4,022            3,472            5,656
          2.920                    -                 -                -                -
          2.950                   43                86              184               87
          2.955                    -                 -                -                -
          2.960                    -                 -                1               14
          2.995                    -                10                -                -
          3.000                    -                18                -               43
          3.010                    2               641              487              317
          3.045                    -               287              426              129
          3.050                    -                 -                -                -
          3.060                  204               826            1,243            1,670
          3.070                    -                 -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                 JNL/           JNL/Select         JNL/Select           JNL/
                           Select Balanced        Global           Large Cap        Select Money
                              Portfolio      Growth Portfolio   Growth Portfolio  Market Portfolio
                           -----------------------------------  ----------------- -----------------
                           -----------------------------------  ----------------- -----------------
        M&E CLASS

          3.095                           -                 -                  -                 -
          3.100                          33                 -                 68                 -
          3.110                           -                 -                 39                 -
          3.145                          47                39                  -                 -
          3.150                           -                 -                  -                 -
          3.160                           -                42                  -                 -
          3.200                           -                 -                  -                 -
          3.210                           -                 -                 18                 -
          3.250                           -                 -                  -                 -
          3.255                           -                 -                  -                 -
          3.260                           -                 -                  -                 -
          3.270                           -                 -                  -                 -
          3.310                           -                 -                  -                 -
          3.350                           -                 -                  -                 -
          3.400                           -                 -                  -                 2
          3.410                           -                 -                  -                 -
          3.450                           -                 -                  -                 -
          3.460                           -                 -                  -                 -
          3.500                           -                 -                  -                 -
          3.510                           -                 -                  -                 -
          3.560                           -                 -                  -                 -
          3.600                           -                 -                  -                 -
          3.610                           -                 -                  -                 -
          3.650                           -                 -                  -                 -
          3.660                           -                 -                  -                 -
          3.700                           -                 -                  -                 -
          3.710                           -                 -                  -                 -
          3.750                           -                 -                  -                41
          3.760                           -                 -                  -                 -
          3.800                         101                 -                  -                 -
          3.860                           -                15                  -                 -
          3.895                           -                 -                  -                 -
          4.000                           -                 -                  -                 -


 PERSPECTIVE
  Standard Benefit                2,883,773         2,056,925          2,405,184           740,186
   Maximum Anniversary
     Value Benefit                    7,445                 -                714             1,187
   Earnings Protection
     Benefits                         6,743                 -              3,975             8,778
   Combined Optional
     Benefits                         1,383                 -                959                 -
                           ----------------- -----------------  ----------------- -----------------
                           ----------------- -----------------  ----------------- -----------------

          Total                 $ 4,478,304       $ 2,065,616        $ 2,826,257       $ 1,716,786
                           ================= =================  ================= =================


                                JNL/           JNL/T. Rowe      JNL/T. Rowe          JNL/
                            Select Value     Price Established Price Mid-Cap    T. Rowe Price
                              Portfolio      Growth Portfolio  Growth Portfolio Value Portfolio
                           ----------------  ----------------  ---------------  ---------------
                           ----------------  ----------------  ---------------  ---------------
        M&E CLASS

          3.095                          -                 -                -                -
          3.100                         33                52               56               59
          3.110                          -                 -              277                7
          3.145                          -                 -               23               35
          3.150                          -                 -                -                -
          3.160                          -               883              487                -
          3.200                          -                 -                -                -
          3.210                          -                 -                -                -
          3.250                          -                 -                -                -
          3.255                          -                 -                -                -
          3.260                         63                 -                -                -
          3.270                          -                 -                -                -
          3.310                          -                 -                -                -
          3.350                          -                 -                -                -
          3.400                          3                 8                3                6
          3.410                          -                 -                -                -
          3.450                          -                 -              390              391
          3.460                          -                 -                -                -
          3.500                          -                 -                -                -
          3.510                          -                 -                -                -
          3.560                          -                 -                -                -
          3.600                          -                 -                -                -
          3.610                          -                99               99              101
          3.650                          -                 -                -               95
          3.660                          -                 -                -                -
          3.700                         49                 -                -                -
          3.710                          -                 -                -                -
          3.750                          -                 -                -                -
          3.760                          -                 -                -                -
          3.800                          -                 -                -                -
          3.860                          -                 -               44                -
          3.895                          -                 -                -                -
          4.000                          -                 -                -                -


 PERSPECTIVE
  Standard Benefit                 177,534         3,184,300        3,217,329        1,236,848
   Maximum Anniversary
     Value Benefit                     398             6,605            9,790            6,732
   Earnings Protection
     Benefits                          469             6,916            8,326           11,647
   Combined Optional
     Benefits                            -               283              743            2,432
                           ----------------  ----------------  ---------------  ---------------
                           ----------------  ----------------  ---------------  ---------------

          Total                  $ 647,834       $ 4,404,085      $ 4,649,846      $ 2,978,243
                           ================  ================  ===============  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                               Fifth          Fifth Third          Fifth          Fifth Third           JNL/
                           Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth     AIM Large Cap
                           VIP Portfolio     VIP Portfolio     VIP Portfolio     VIP Portfolio    Growth Portfolio
                          ----------------- ----------------- ----------------- ----------------  -----------------
                          ----------------- ----------------- ----------------- ----------------  -----------------
 M&E CLASS

         1.000                           -                 -                 -                -          11.327999
         1.100                           -                 -                 -                -                  -
         1.150                           -                 -                 -                -          11.273729
         1.250                   12.183991         15.080382         15.093897         7.244899          11.238410
         1.300                           -                 -                 -                -          11.220718
         1.350                           -                 -                 -                -          11.202847
         1.395                           -                 -                 -                -                  -
         1.400                           -                 -                 -                -          11.185278
         1.420                           -                 -                 -                -                  -
         1.450                           -                 -                 -                -          11.167429
         1.500                   12.112337         14.987781         15.001690         7.174382          11.149760
         1.545                           -                 -                 -                -          11.133511
         1.550                           -         14.969280         14.983055         7.160276          11.133845
         1.560                           -                 -                 -                -                  -
         1.570                           -                 -                 -                -          11.125440
         1.575                           -                 -                 -                -          11.124850
         1.600                   12.082893         14.950869         14.964557         7.146238          11.114220
         1.605                           -                 -                 -                -                  -
         1.630                           -                 -                 -                -                  -
         1.645                           -         14.934241         14.947701                -          11.098109
         1.650                   12.067654         14.932504         14.946193         7.132188          11.096957
         1.660                           -                 -                 -                -                  -
         1.670                           -                 -                 -                -          11.089850
         1.695                           -                 -                 -                -          11.080970
         1.700                   12.053204         14.913866         14.927695         7.118181          11.079313
         1.710                           -                 -                 -                -          11.075570
         1.720                           -                 -                 -                -          11.072172
         1.725                           -                 -                 -                -          11.070317
         1.745                           -                 -                 -                -                  -
         1.750                           -         14.895416         14.909156         7.104077          11.061661
         1.760                           -         14.891889         14.905553         7.101360                  -
         1.795                           -                 -                 -                -          11.045913
         1.800                           -         14.877176         14.890700         7.090157          11.044146
         1.810                   12.020779         14.873661         14.887341         7.087473          11.040412
         1.820                           -                 -                 -                -          11.037317
         1.825                           -                 -                 -                -          11.035178
         1.845                           -                 -                 -                -          11.028384
         1.850                           -         14.859069         14.872738         7.076360          11.026549
         1.860                           -                 -                 -                -          11.023149
         1.870                           -                 -                 -                -          11.019669
         1.895                           -                 -                 -                -          11.010896
         1.900                           -         14.840750         14.854424         7.062448          11.009158
         1.910                           -                 -                 -                -                  -
         1.920                           -                 -                 -                -          11.002150
         1.945                           -                 -                 -                -          10.993452
         1.950                           -         14.822496         14.836964         7.048490          10.988699
         1.955                           -                 -                 -                -                  -



                         JNL/               JNL/                             JNL/
                      AIM Premier      AIM Small Cap      JNL/Alger      Alliance Capital   JNL/Eagle Core
                   Equity II Portfolio Growth Portfolio Growth Portfolio Growth Portfolio  Equity Portfolio
                   ------------------  ---------------  ---------------  ----------------  -----------------
                   ------------------  ---------------  ---------------  ----------------  -----------------
 M&E CLASS

         1.000                     -        12.081613        18.106523                -          17.767948
         1.100                     -                -        17.939998                -                  -
         1.150                     -        12.023496        17.858051        10.101441          17.548439
         1.250                     -        11.985959        17.694232        10.032595          17.403404
         1.300                     -        11.967188        17.612898         9.998276          17.331498
         1.350                     -        11.948129                -                -                  -
         1.395                     -                -                -         9.933493                  -
         1.400                     -        11.929372        17.451508         9.930193          17.188358
         1.420                     -                -                -                -                  -
         1.450                     -        11.910397        17.371155         9.896354          17.117240
         1.500                     -        11.891508        17.291347         9.862645          17.046336
         1.545                     -        11.874578        17.219793         9.832252          16.982885
         1.550                     -        11.872639        17.211540         9.828841          16.975688
         1.560                     -                -                -         9.821974          16.961648
         1.570                     -        11.865162        17.180172         9.815542          16.947680
         1.575                     -        11.863321        17.172544         9.811977          16.941062
         1.600                     -        11.853625        17.132731         9.795399          16.905588
         1.605                     -                -                -                -                  -
         1.630                     -                -                -                -          16.864265
         1.645                     -        11.836687        17.060837         9.764874          16.842051
         1.650                     -        11.836439        17.053997         9.761962          16.835634
         1.660                     -                -                -                -                  -
         1.670                     -        11.827246        17.022349                -                  -
         1.695                     -        11.818530        16.983521         9.732013          16.773145
         1.700                     -        11.816286        16.975570         9.728961          16.768047
         1.710                     -        11.812581        16.959963         9.721991          16.752203
         1.720                     -        11.808812        16.944408         9.715354          16.738303
         1.725                     -        11.806218        16.936553         9.712861          16.731216
         1.745                     -                -                -                -                  -
         1.750                     -        11.797585        16.909962         9.695531          16.763590
         1.760                     -        11.793397                -                -          16.682060
         1.795                     -        11.780768        16.827755         9.665700          16.634193
         1.800                     -        11.778763        16.819858         9.662411          16.627457
         1.810                     -        11.774945        16.804090         9.655586          16.613923
         1.820                     -        11.771297        16.788977                -          16.634677
         1.825                     -        11.769506        16.782612                -          16.598811
         1.845                     -        11.762059        16.750257         9.632670          16.565590
         1.850                     -        11.760226        16.741782         9.627320          16.558735
         1.860                     -        11.756461        16.727258         9.622818          16.544984
         1.870                     -        11.752728        16.712342         9.616249          16.531247
         1.895                     -        11.743406        16.673292         9.599843          16.496998
         1.900                     -        11.741632        16.665782         9.596581          16.490156
         1.910                     -                -                -                -                  -
         1.920                     -        11.734529        16.635078         9.583475          16.462919
         1.945                     -        11.724322        16.627421                -                  -
         1.950                     -        11.722891        16.589050         9.563782          16.421958
         1.955                     -                -                -                -                  -


                     JNL/Eagle          JNL/FMR
                     SmallCap          Balanced
                 Equity Portfolio      Portfolio
                 -----------------  ----------------
                 -----------------  ----------------
 M&E CLASS

         1.000          20.232962         10.386549
         1.100          20.065186                 -
         1.150          19.982692         10.314106
         1.250          19.816587         10.265958
         1.300          19.735573         10.242125
         1.350                  -                 -
         1.395                  -                 -
         1.400          19.572658         10.194387
         1.420                  -                 -
         1.450          19.491801         10.170645
         1.500          19.411072         10.146929
         1.545          19.338816         10.125619
         1.550          19.331520         10.122954
         1.560          19.314567                 -
         1.570          19.298314         10.113888
         1.575          19.313156         10.111492
         1.600          19.250645         10.099702
         1.605                  -                 -
         1.630                  -                 -
         1.645          19.178224         10.078188
         1.650          19.171091         10.077031
         1.660          19.154848                 -
         1.670          19.138030         10.066509
         1.695          19.099667         10.054940
         1.700          19.091888         10.052631
         1.710          19.076005         10.047968
         1.720          19.059927         10.043386
         1.725          19.052171         10.040934
         1.745                  -                 -
         1.750          19.012055         10.029203
         1.760          18.996206                 -
         1.795          18.941912         10.008195
         1.800          18.933972         10.005798
         1.810          18.919036         10.000938
         1.820          19.028095         10.020227
         1.825          18.940167         10.018835
         1.845          18.863126          9.984812
         1.850          18.855712          9.982478
         1.860          18.840343          9.977852
         1.870          18.824492          9.973332
         1.895          18.785466          9.961522
         1.900          18.777372          9.958468
         1.910                  -                 -
         1.920          18.747068          9.949909
         1.945          18.706896          9.938165
         1.950          18.699981          9.936000
         1.955                  -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                         Fifth           Fifth Third         Fifth           Fifth Third          JNL/              JNL/
                     Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth     AIM Large Cap       AIM Premier
                     VIP Portfolio     VIP Portfolio     VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                    ----------------- ----------------- ----------------- ----------------  -----------------  ----------------
                    ----------------- ----------------- ----------------- ----------------  -----------------  ----------------
        M&E CLASS

         1.960                     -                 -                 -                -          10.988217                 -
         1.970                     -                 -                 -                -          10.984630                 -
         1.995                     -                 -                 -                -          10.976470                 -
         2.000                     -         14.834829         14.817699         7.034727          10.973380                 -
         2.005                     -                 -                 -                -                  -                 -
         2.010                     -         14.800357         14.813958         7.031901          10.970748                 -
         2.020                     -                 -                 -                -          10.967084                 -
         2.045                     -                 -                 -                -          10.958373                 -
         2.050                     -         14.785909         14.799690         7.020850          10.956903                 -
         2.060                     -         14.782345         14.796056         7.018179          10.953333                 -
         2.070                     -                 -                 -                -          10.949747                 -
         2.095                     -                 -                 -                -          10.941255                 -
         2.100                     -         14.767271         14.780875         7.006939          10.939497                 -
         2.110                     -         14.763743         14.776590         7.004371          10.935968                 -
         2.120                     -                 -                 -                -          10.932481                 -
         2.145                     -                 -                 -                -          10.923913                 -
         2.150                     -         14.749666         14.763131         6.993415          10.922035                 -
         2.160             11.917162         14.745924         14.759789         6.990721          10.918744                 -
         2.170                     -                 -                 -                -                  -                 -
         2.195                     -                 -                 -                -          10.906658                 -
         2.200                     -         14.731136         14.745699         6.979629          10.904085                 -
         2.210                     -         14.727412         14.741017         6.976769          10.899665                 -
         2.220                     -                 -                 -                -          10.897541                 -
         2.245                     -                 -                 -                -          10.889282                 -
         2.250                     -                 -                 -                -          10.879958                 -
         2.260                     -         14.709647         14.723096         6.963197          10.884265                 -
         2.270                     -                 -                 -                -          10.881023                 -
         2.280                     -                 -                 -                -                  -                 -
         2.295                     -         14.696912         14.710057         6.953581          10.872061                 -
         2.300                     -         14.694682         14.708154         6.952067          10.870540                 -
         2.305                     -                 -                 -                -                  -                 -
         2.310                     -                 -                 -                -          10.866934                 -
         2.320                     -                 -                 -                -                  -                 -
         2.345                     -                 -                 -                -          10.854821                 -
         2.350                     -                 -                 -                -          10.852824                 -
         2.360                     -         14.673137         14.686228         6.935784          10.849655                 -
         2.370                     -                 -                 -                -          10.846225                 -
         2.395                     -                 -                 -                -          10.837558                 -
         2.400                     -         14.658838         14.672459         6.924944                  -                 -
         2.405                     -                 -                 -                -                  -                 -
         2.410             11.845398         14.655443         14.669187         6.922196          10.832357                 -
         2.420                     -                 -                 -                -                  -                 -
         2.445                     -                 -                 -                -          10.820395                 -
         2.450                     -         14.640728         14.655180         6.911430          10.818683                 -
         2.460                     -         14.637758         14.651215         6.908528          10.815308                 -
         2.470                     -                 -                 -                -          10.812212                 -
         2.495                     -                 -                 -                -          10.803282                 -


                        JNL/                              JNL/                              JNL/Eagle         JNL/FMR
                   AIM Small Cap      JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap         Balanced
                  Growth Portfolio  Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio    Portfolio
                  ----------------- ---------------  ---------------- -----------------  ---------------- ----------------
                  ----------------- ---------------  ---------------- -----------------  ---------------- ----------------
        M&E CLASS

         1.960           11.719181       16.573754          9.557272         16.408295         18.684443         9.931367
         1.970           11.715792       16.558417          9.550703         16.394935         18.668991         9.926927
         1.995           11.707158       16.520421          9.534317         16.360751         18.611433         9.915146
         2.000           11.704396       16.512812          9.531170         16.354007         18.622420         9.912897
         2.005                   -               -                 -                 -                 -                -
         2.010           11.700678       16.498108          9.524627         16.340360         18.607090         9.908119
         2.020           11.696666       16.482235          9.520645         16.326638         18.591447         9.903421
         2.045           11.687654       16.444465          9.501884         16.292932         18.550539         9.891833
         2.050           11.685857       16.437024          9.498366         16.286156         18.545738         9.889632
         2.060           11.682118       16.421680          9.492738         16.272773         18.530157         9.885090
         2.070           11.678722               -                 -                 -                 -         9.880508
         2.095           11.669160       16.368887          9.469487         16.225617         18.476378         9.868969
         2.100           11.667125       16.357018          9.466182         16.219302         18.469394         9.869329
         2.110           11.661978       16.346274          9.459775         16.205559         18.453439         9.862085
         2.120           11.659952       16.330889          9.453244         16.191969         18.439022         9.857435
         2.145           11.662782       16.296032          9.437175         16.159584         18.400066         9.847141
         2.150           11.648810       16.286111          9.433768         16.151825         18.392314         9.843402
         2.160           11.645056       16.271109          9.427457         16.138344         18.377815         9.839058
         2.170           11.641468               -          9.421067         16.125009         18.361107         9.834561
         2.195           11.631831       16.218803          9.405164         16.091662         18.323942         9.823015
         2.200           11.629383       16.211596          9.401710         16.085291         18.315723         9.820685
         2.210           11.629451       16.196325          9.395331         16.071395         18.301482         9.816111
         2.220           11.622606       16.180323                 -         16.057290         18.285738                -
         2.245           11.613757               -          9.372829         16.024361                 -         9.799503
         2.250           11.600321       16.136610          9.369247         16.021127         18.229422         9.789168
         2.260           11.608255       16.121760          9.363331         16.005009         18.225129         9.793228
         2.270           11.604772       16.106885          9.356880                 -         18.210339         9.788688
         2.280                   -               -                 -                 -                 -                -
         2.295           11.582445               -          9.340889         15.958752         18.172425         9.777190
         2.300           11.593512       16.063095          9.338145         15.952183         18.164936         9.774879
         2.305                   -               -                 -                 -                 -                -
         2.310           11.589798       16.047768          9.331342         15.938737         18.149847         9.770410
         2.320                   -               -                 -                 -                 -         9.765257
         2.345           11.576798               -          9.309016         15.892797         18.097711         9.754360
         2.350           11.575119       15.988706          9.305825         15.886032         18.090002         9.752129
         2.360           11.571432       15.974010          9.299132         15.872921         18.074920         9.747625
         2.370           11.567617       15.958425                 -         15.859172         18.059503                -
         2.395           11.558576       15.922582          9.277279         15.826895         18.022488         9.731817
         2.400           11.556055       15.915220                 -         15.820343         18.015728                -
         2.405                   -               -                 -                 -                 -                -
         2.410           11.553018       15.900549          9.267646         15.806626         17.999475         9.724694
         2.420                   -               -                 -                 -                 -                -
         2.445           11.539993       15.849569          9.245556         15.761371         17.946688         9.708989
         2.450           11.538543       15.842084          9.254361         15.759009         17.939694         9.706702
         2.460           11.534081       15.824446          9.236219         15.743226         17.925039         9.702211
         2.470           11.531274       15.812085                 -         15.727880         17.910614                -
         2.495                   -       15.775578                 -         15.694089         17.873830                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                           Fifth           Fifth Third         Fifth           Fifth Third          JNL/              JNL/
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth     AIM Large Cap       AIM Premier
                       VIP Portfolio     VIP Portfolio     VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                      ----------------- ----------------- ----------------- ----------------  -----------------  ----------------
                      ----------------- ----------------- ----------------- ----------------  -----------------  ----------------
        M&E CLASS

         2.500                       -         14.622829         14.636242         6.897788          10.801574                 -
         2.505                       -                 -                 -                -                  -                 -
         2.510                       -                 -                 -                -          10.798079                 -
         2.520                       -                 -                 -                -                  -                 -
         2.545                       -         14.606681         14.620148         6.885659          10.786339                 -
         2.550                       -                 -                 -                -          10.784469                 -
         2.560                       -         14.600997                 -                -          10.781023                 -
         2.570                       -                 -                 -                -                  -                 -
         2.595                       -                 -                 -                -          10.768524                 -
         2.600                       -                 -                 -                -          10.766972                 -
         2.605                       -                 -                 -                -                  -                 -
         2.610                       -         14.583118         14.596485         6.868057          10.763918                 -
         2.620                       -                 -                 -                -                  -                 -
         2.645                       -                 -                 -                -                  -                 -
         2.650                       -                 -                 -                -          10.749077                 -
         2.660                       -                 -                 -                -          10.746561                 -
         2.670                       -                 -                 -                -          10.742027                 -
         2.680                       -                 -                 -                -                  -                 -
         2.695                       -                 -                 -                -          10.734800                 -
         2.700                       -                 -                 -                -                  -                 -
         2.710                       -         14.547451         14.561089         6.841235          10.729521                 -
         2.720                       -                 -                 -                -                  -                 -
         2.745                       -                 -                 -                -          10.717986                 -
         2.750                       -                 -                 -                -          10.716131                 -
         2.760                       -                 -                 -                -          10.712048                 -
         2.770                       -                 -                 -                -                  -                 -
         2.795                       -                 -                 -                -                  -                 -
         2.800                       -                 -                 -                -          10.699239                 -
         2.810                       -                 -                 -                -          10.695828                 -
         2.820                       -                 -                 -                -                  -                 -
         2.845                       -                 -                 -                -                  -                 -
         2.850                       -                 -                 -                -          10.682124                 -
         2.860                       -                 -                 -                -          10.679017                 -
         2.895                       -                 -                 -                -                  -                 -
         2.900                       -                 -                 -                -                  -                 -
         2.910                       -                 -                 -                -          10.661953                 -
         2.920                       -                 -                 -                -                  -                 -
         2.950                       -                 -                 -                -          10.648037                 -
         2.955                       -                 -                 -                -                  -                 -
         2.960                       -                 -                 -                -                  -                 -
         2.995                       -                 -                 -                -                  -                 -
         3.000                       -                 -                 -                -          10.631047                 -
         3.010                       -         14.440316         14.453660                -          10.627815                 -
         3.045                       -                 -                 -                -                  -                 -
         3.050                       -                 -                 -                -                  -                 -
         3.060                       -                 -                 -                -          10.610673                 -
         3.070                       -                 -                 -                -                  -                 -


                        JNL/                              JNL/                              JNL/Eagle         JNL/FMR
                   AIM Small Cap      JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap         Balanced
                  Growth Portfolio  Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio    Portfolio
                  ----------------- ---------------  ---------------- -----------------  ---------------- ----------------
                  ----------------- ---------------  ---------------- -----------------  ---------------- ----------------
        M&E CLASS

         2.500           11.520192       15.768101          9.210891         15.689646         17.865204         9.685026
         2.505                   -               -                 -                 -                 -                -
         2.510           11.516577       15.754712          9.204536         15.676480         17.851327         9.679612
         2.520                   -               -                 -         15.662711                 -                -
         2.545           11.504113               -                 -                 -         17.799563         9.663811
         2.550           11.501924       15.696779          9.179568         15.639695         17.791912         9.667071
         2.560           11.498349       15.682000          9.173214         15.611795         17.777463         9.656940
         2.570                   -               -                 -                 -                 -                -
         2.595                   -               -                 -         15.565617                 -                -
         2.600           11.483449       15.624240                 -         15.559086         17.718149         9.638762
         2.605                   -               -                 -                 -                 -                -
         2.610           11.480051       15.610233          9.141141         15.547987         17.703925         9.634475
         2.620                   -               -                 -                 -                 -                -
         2.645                   -               -                 -                 -                 -                -
         2.650           11.465452       15.552696          9.116822         15.495306         17.645215         9.615875
         2.660           11.461450       15.538250          9.110354         15.482189         17.629990         9.611677
         2.670                   -               -                 -                 -                 -                -
         2.680                   -               -                 -                 -                 -                -
         2.695                   -       15.488179                 -         15.437571         17.579597                -
         2.700           11.446549               -                 -                 -                 -                -
         2.710           11.443258       15.466301          9.079272         15.417767         17.557028         9.589341
         2.720                   -               -                 -                 -                 -                -
         2.745           11.430959       15.416118          9.058402         15.374295         17.506497                -
         2.750                   -       15.410156                 -                 -         17.499647         9.565575
         2.760           11.424868       15.397840          9.048013         15.353926         17.484751         9.566526
         2.770                   -               -                 -                 -                 -                -
         2.795                   -               -                 -                 -                 -                -
         2.800           11.410974       15.339842                 -         15.304003         17.427516         9.549356
         2.810           11.407367       15.325283          9.017956         15.291419         17.412596         9.544954
         2.820                   -               -                 -                 -                 -                -
         2.845                   -       15.274893                 -                 -         17.361299                -
         2.850           11.393359       15.271532          8.992798         15.240331         17.354428         9.527599
         2.860           11.388491               -          8.986563                 -         17.340538         9.522230
         2.895                   -               -                 -                 -                 -                -
         2.900                   -       15.198083                 -         15.177521         17.283100         9.504744
         2.910           11.372228       15.184622          8.956293         15.164857         17.268781         9.500688
         2.920                   -               -                 -                 -                 -                -
         2.950                   -               -                 -         15.114401                 -                -
         2.955                   -               -                 -                 -                 -                -
         2.960                   -               -                 -                 -                 -                -
         2.995                   -       15.065919                 -                 -                 -                -
         3.000                   -               -                 -         15.051638                 -         9.460668
         3.010           11.335021       15.044781          8.894540         15.039215         17.125621         9.455895
         3.045           11.322114               -                 -                 -                 -         9.440558
         3.050                   -               -                 -                 -                 -         9.438158
         3.060           11.316532       14.975060          8.864327                 -         17.054737         9.433621
         3.070                   -               -                 -                 -                 -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS

  The following is a summary of accumulation unit values as of December 31, 2004:


                           Fifth          Fifth Third          Fifth          Fifth Third           JNL/              JNL/
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth     AIM Large Cap       AIM Premier
                       VIP Portfolio     VIP Portfolio     VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                      ----------------- ----------------- ----------------- ----------------  -----------------  ----------------
                      ----------------- ----------------- ----------------- ----------------  -----------------  ----------------
        M&E CLASS

         3.095                       -                 -                 -                -                  -                 -
         3.100                       -                 -                 -                -          10.597413                 -
         3.110                       -                 -                 -                -                  -                 -
         3.145                       -                 -                 -                -                  -                 -
         3.150                       -                 -                 -                -                  -                 -
         3.160                       -                 -                 -                -                  -                 -
         3.200                       -                 -                 -                -                  -                 -
         3.210                       -                 -                 -                -                  -                 -
         3.250                       -                 -                 -                -                  -                 -
         3.255                       -                 -                 -                -                  -                 -
         3.260                       -                 -                 -                -                  -                 -
         3.270                       -                 -                 -                -                  -                 -
         3.310                       -                 -                 -                -                  -                 -
         3.350                       -                 -                 -                -                  -                 -
         3.400                       -                 -                 -                -          10.496703                 -
         3.410                       -         14.298550         14.311708         6.655426          10.493815                 -
         3.450                       -                 -                 -                -                  -                 -
         3.460                       -                 -                 -                -                  -                 -
         3.500                       -                 -                 -                -                  -                 -
         3.510                       -                 -                 -                -                  -                 -
         3.560                       -                 -                 -                -                  -                 -
         3.600                       -                 -                 -                -                  -                 -
         3.610                       -                 -                 -                -          10.427147                 -
         3.650                       -                 -                 -                -                  -                 -
         3.660                       -                 -                 -                -                  -                 -
         3.700                       -                 -                 -                -                  -                 -
         3.710                       -                 -                 -                -                  -                 -
         3.750                       -                 -                 -                -          10.380847                 -
         3.760                       -                 -                 -                -                  -                 -
         3.800                       -                 -                 -                -                  -                 -
         3.860                       -                 -                 -                -                  -                 -
         3.895                       -                 -                 -                -                  -                 -
         4.000                       -                 -                 -                -                  -                 -


 PERSPECTIVE
  Standard Benefit                   -                 -                 -                -          11.185334                 -
   Maximum Anniversary
     Value Benefit                   -                 -                 -                -          10.138626                 -
   Earnings Protection
     Benefits                        -                 -                 -                -          10.341670                 -
   Combined Optional
     Benefits                        -                 -                 -                -          10.866217                 -



                            JNL/                              JNL/                              JNL/Eagle         JNL/FMR
                       AIM Small Cap      JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap         Balanced
                      Growth Portfolio  Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio    Portfolio
                     ------------------ ---------------  ---------------- -----------------  ---------------- ----------------
                     ------------------ ---------------  ---------------- -----------------  ---------------- ----------------
       M&E CLASS

        3.095                        -               -                 -                 -                 -                -
        3.100                11.302491       14.925191                 -         14.927241                 -                -
        3.110                        -               -                 -                 -         16.983811                -
        3.145                11.286074               -                 -         14.871416                 -         9.396492
        3.150                        -               -                 -                 -                 -                -
        3.160                        -               -                 -                 -                 -         9.390024
        3.200                        -               -                 -                 -                 -                -
        3.210                        -               -                 -                 -         16.843828                -
        3.250                        -               -                 -                 -                 -                -
        3.255                        -               -                 -                 -                 -                -
        3.260                        -               -                 -                 -                 -                -
        3.270                        -               -                 -                 -         16.759911         9.341747
        3.310                        -               -                 -                 -                 -                -
        3.350                        -               -                 -                 -                 -                -
        3.400                11.195244               -                 -         14.560445         16.580951                -
        3.410                11.191398       14.509194                 -                 -                 -                -
        3.450                11.177826       14.447148                 -                 -                 -                -
        3.460                        -               -                 -                 -                 -                -
        3.500                        -               -                 -                 -                 -                -
        3.510                        -               -                 -                 -                 -                -
        3.560                        -               -                 -                 -                 -                -
        3.600                        -               -                 -                 -                 -                -
        3.610                        -               -                 -                 -                 -                -
        3.650                        -               -                 -                 -                 -                -
        3.660                        -               -                 -                 -                 -                -
        3.700                        -               -                 -                 -                 -                -
        3.710                        -               -                 -                 -                 -                -
        3.750                        -               -          8.456116                 -                 -                -
        3.760                        -               -                 -                 -                 -                -
        3.800                        -               -                 -                 -                 -                -
        3.860                        -               -                 -                 -                 -         9.087874
        3.895                        -               -                 -                 -                 -                -
        4.000                        -               -                 -                 -                 -                -


PERSPECTIVE
 Standard Benefit            11.929304       17.668974          5.861312         17.039725         18.953097        10.256444
  Maximum Anniversary
    Value Benefit            10.356165        9.100575          8.572224         10.391558         14.094462        11.148623
  Earnings Protection
    Benefits                 11.000918        8.747443          8.439607          9.432138         12.725159        10.970629
  Combined Optional
    Benefits                 11.118185        9.176332          8.729652         10.134681         13.387479        10.982649

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                            JNL/FMR       JNL/JPMorgan       JNL/Lazard       JNL/Lazard                       JNL/MCM
                           Capital       International        Mid Cap         Small Cap        JNL/MCM         Bond Index
                        Growth Portfolio Value Portfolio   Value Portfolio  Value Portfolio   25 Portfolio      Portfolio
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
 M&E CLASS

        1.000                21.834409        10.755922                 -        15.040034       12.277074        11.246377
        1.100                        -        10.682201                 -                -       12.209635                -
        1.150                21.520900        10.646230         17.540416        14.886647       12.176471        11.196289
        1.250                21.314429        10.573676         17.420957        14.785204       12.109726        11.163451
        1.300                21.212194        10.537578         17.361518        14.734761       12.076660        11.146713
        1.350                        -                -                 -        14.684483       12.043337        11.130258
        1.395                        -                -                 -                -               -                -
        1.400                21.009009        10.465742         17.243184        14.634340       12.010463        11.113887
        1.420                        -                -                 -                -       11.997033                -
        1.450                20.907791        10.430096         17.184402        14.584453       11.977536        11.097476
        1.500                20.807222        10.394602         17.125796        14.534734       11.944703        11.081244
        1.545                20.718038        10.363001         17.073132        14.489910       11.915197        11.066417
        1.550                20.708096        10.358937         17.066256        14.485033       11.911890        11.064830
        1.560                        -        10.351717                 -                -       11.905333                -
        1.570                20.667391        10.344896         17.043990        14.465299       11.898876        11.058074
        1.575                20.657485                -         17.038116        14.460797               -        11.056625
        1.600                20.608749        10.323732         17.009008        14.435553       11.879325        11.048321
        1.605                        -                -                 -                -       11.875551                -
        1.630                        -        10.302230         16.973552                -       11.857019                -
        1.645                20.518149        10.291523         16.956426        14.391269       11.849646        11.033703
        1.650                20.512921        10.288431         16.950860        14.386485       11.846949        11.031941
        1.660                        -        10.281233                 -                -       11.839901                -
        1.670                20.468702        10.274610         16.927518        14.366503       11.833419        11.025661
        1.695                20.420067        10.256872         16.898903        14.342150       11.817506        11.019811
        1.700                20.407732        10.253347         16.893270        14.337367       11.814318        11.020429
        1.710                20.390497        10.246257         16.881655        14.327495       11.807767        11.012392
        1.720                20.370849        10.239713         16.870161        14.317802       11.801276        11.009116
        1.725                        -                -         16.864954        14.312728       11.797950        11.007766
        1.745                20.321576                -         16.840506                -       11.782204        11.001144
        1.750                20.312053        10.231201         16.835524        14.288379       11.781889        10.999334
        1.760                20.291642                -         16.823618        14.278209       11.774999        10.996068
        1.795                20.224230        10.186677         16.783957        14.244507       11.752721        10.985759
        1.800                20.214072        10.183501         16.777929        14.239680       11.749474        10.983468
        1.810                20.194604        10.176569         16.766674        14.229658       11.743032        10.980062
        1.820                        -        10.169546         16.755171        14.220093       11.736569        10.976848
        1.825                        -                -         16.749577        14.215114               -                -
        1.845                20.127191        10.152078         16.726540        14.195899       11.720570        10.968780
        1.850                20.117615        10.146873         16.720870        14.191592       11.717271        10.967143
        1.860                20.097576        10.141799         16.709461        14.181837       11.710917        10.963609
        1.870                20.078542        10.134896         16.698032        14.172783       11.704307        10.960457
        1.895                20.029207        10.117579         16.669461        14.147479       11.688263        10.952477
        1.900                20.020484        10.114616         16.663904        14.141333       11.685243        10.950588
        1.910                        -                -                 -                -       11.678514                -
        1.920                        -        10.100314         16.640861        14.123274       11.672262        10.943907
        1.945                19.933103        10.081977         16.612219        14.101269       11.656451        10.938725
        1.950                19.924031        10.079610         16.599529        14.085506       11.652857        10.934658
        1.955                        -                -                 -                -       11.649422        10.932480



                                                                          JNL/MCM
                    JNL/MCM            JNL/MCM          JNL/MCM           Enhanced            JNL/MCM          JNL/MCM
                 Communications     Consumer Brands      Energy        S&P 500 Stock         Financial          Global
                Sector Portfolio    Sector Portfolio Sector Portfolio Index Portfolio     Sector Portfolio  15 Portfolio
               -------------------  ---------------  --------------- -------------------  ---------------- ----------------
               -------------------  ---------------  --------------- -------------------  ---------------- ----------------
 M&E CLASS

        1.000                   -                -                -            8.513429                 -        12.078281
        1.100            4.640711                -        17.733168                   -                 -        12.011956
        1.150            4.628614        11.068600        17.687214            8.441852         12.326584        11.979307
        1.250            4.603429        11.008015        17.590043            8.394387         12.259080        11.913784
        1.300            4.590682        10.977320        17.541787            8.370910         12.225436        11.880967
        1.350                   -                -                -                   -                 -        11.848343
        1.395                   -                -                -                   -                 -                -
        1.400            4.565563        10.917672        17.446030            8.323952         12.158524        11.816028
        1.420                   -                -                -                   -                 -        11.802797
        1.450            4.552816        10.887666        17.398199            8.300532         12.125171        11.783598
        1.500            4.540117        10.858065        17.350406            8.277347         12.092019        11.751287
        1.545            4.529176        10.831033        17.307542            8.256387         12.062731        11.722267
        1.550            4.528127        10.828128        17.302922            8.253975         12.058766        11.719034
        1.560                   -                -        17.293230                   -                 -        11.712574
        1.570            4.523143        10.816139        17.283856            8.244710         12.045441        11.706242
        1.575                   -                -                -            8.242358                 -                -
        1.600            4.515684        10.798942        17.255396            8.230679         12.025788        11.686955
        1.605                   -                -                -                   -                 -        11.683273
        1.630                   -                -        17.227187                   -                 -        11.665039
        1.645            4.504417                -        17.212754            8.209671                 -        11.657797
        1.650            4.503230        10.770981        17.207932            8.207669         11.992487        11.654871
        1.660                   -                -                -                   -                 -        11.648157
        1.670                   -        10.755230        17.187814                   -                 -        11.641857
        1.695            4.492298        10.742165        17.166225            8.186987         11.963366        11.626145
        1.700            4.490975        10.739343        17.161030            8.184597         11.959921        11.622793
        1.710            4.488495        10.733243        17.151588            8.179992         11.953392        11.616575
        1.720                   -        10.727446        17.142061            8.175307                 -        11.610185
        1.725                   -                -                -            8.173094                 -                -
        1.745            4.478845                -        17.114630            8.163884                 -        11.591436
        1.750            4.478631        10.709902        17.113607            8.161585         11.927089        11.593147
        1.760                   -                -        17.104033                   -                 -        11.584336
        1.795            4.467812                -        17.072063            8.140944         11.897684        11.562341
        1.800            4.466547        10.680291        17.066973            8.138637         11.893753        11.559215
        1.810            4.463835        10.674454        17.057299            8.134005         11.886729        11.552905
        1.820                   -                -                -            8.129473                 -        11.546696
        1.825                   -                -                -            8.127237                 -                -
        1.845                   -        10.653429        17.024867            8.118057         11.864899        11.530759
        1.850            4.454058        10.661098        17.019783            8.115737         11.861632        11.527552
        1.860            4.451762        10.645652        17.010980            8.111229         11.854907        11.521281
        1.870            4.449125        10.639292        17.000448            8.106682         11.848549        11.514813
        1.895            4.443124        10.624906        16.978290            8.095259         11.832592        11.498838
        1.900            4.442173        10.616599        16.972410            8.092976         11.829288        11.496010
        1.910                   -                -                -                   -                 -        11.489429
        1.920            4.436999        10.610086        16.956459            8.084207         11.818259        11.483189
        1.945                   -                -        16.931204            8.082263         11.799577        11.467223
        1.950            4.429792        10.589846        16.927033            8.070225         11.796879        11.464597
        1.955                   -                -                -            8.067500                 -        11.460809


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                            JNL/FMR       JNL/JPMorgan       JNL/Lazard       JNL/Lazard                        JNL/MCM
                           Capital       International        Mid Cap         Small Cap        JNL/MCM         Bond Index
                        Growth Portfolio Value Portfolio   Value Portfolio  Value Portfolio   25 Portfolio      Portfolio
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
      M&E CLASS

        1.960                19.905048        10.072767         16.595588        14.084761       11.646799        10.931222
        1.970                        -                -         16.584160        14.075086       11.640134        10.928186
        1.995                19.838111        10.048616         16.556297        14.051455       11.624360        10.919915
        2.000                19.828578        10.045252         16.550215        14.046422       11.621230        10.918552
        2.005                        -                -                 -                -               -                -
        2.010                19.809444        10.038394         16.538990        14.036715       11.615100        10.915086
        2.020                19.789939        10.031547         16.527442        14.026984       11.608346        10.912059
        2.045                19.742686        10.014087         16.498861        14.002697       11.592453        10.903994
        2.050                19.733349        10.010995         16.488319        13.998343       11.589259        10.902357
        2.060                19.714213        10.004247         16.482570        13.988763       11.582936        10.899156
        2.070                19.694198                -                 -        13.978397       11.576570        10.895397
        2.095                19.647799         9.980204         16.443099        13.959725       11.560640        10.887882
        2.100                19.638747         9.976738         16.437854        13.944866       11.557091        10.885916
        2.110                19.619519         9.969955         16.426104        13.940950       11.551250        10.883029
        2.120                        -         9.963163         16.415000        13.931659       11.544725        10.879712
        2.145                19.553597         9.946084         16.387044        13.907719       11.528968        10.871753
        2.150                19.544088         9.942752         16.381476        13.903049       11.525806        10.870174
        2.160                19.525235         9.935971         16.370236        13.893505       11.519822        10.866715
        2.170                        -                -         16.359057        13.883837       11.513145        10.863676
        2.195                        -         9.911964         16.330977        13.860201       11.497364        10.855695
        2.200                19.450034         9.908846         16.325738        13.855579       11.494395        10.853941
        2.210                19.431391         9.902092         16.313727        13.846101       11.487935        10.850899
        2.220                19.411791         9.894827         16.302525        13.836267       11.481624        10.847588
        2.245                        -         9.878370         16.275264        13.812940       11.465749        10.839335
        2.250                19.356233         9.874978         16.271043        13.822323       11.462723        10.838041
        2.260                19.337889         9.868360         16.258719        13.798839       11.456513        10.834880
        2.270                19.319403                -         16.247435        13.789285       11.449770        10.831122
        2.280                        -                -                 -                -       11.443027                -
        2.295                        -         9.844691         16.219733        13.766257       11.455130        10.823849
        2.300                19.263377         9.840523         16.214340        13.761156       11.431414        10.822176
        2.305                        -                -                 -                -       11.427586        10.819888
        2.310                19.245014         9.834602         16.203295        13.752135       11.425727        10.819947
        2.320                        -                -         16.191262        13.741554       11.419244        10.815385
        2.345                        -         9.810975         16.164611        13.718883       11.403081        10.807054
        2.350                19.170418         9.807714         16.161961        13.714251       11.399982        10.807098
        2.360                19.152527         9.802124         16.147991        13.704901       11.393690        10.802990
        2.370                        -         9.794076         16.136876        13.695899       11.387155                -
        2.395                        -         9.777494         16.109369        13.672015       11.371926        10.792053
        2.400                        -         9.772411         16.103691        13.668302       11.368659        10.789557
        2.405                        -                -                 -                -               -                -
        2.410                19.059969         9.767335         16.092713        13.657743       11.362465        10.786805
        2.420                        -                -                 -                -               -        10.783089
        2.445                18.995176         9.743559         16.054478        13.625273       11.340627        10.775363
        2.450                18.986017         9.741454         16.048719        13.620936       11.337602        10.774115
        2.460                18.968820         9.734164         16.037776        13.611549       11.331370        10.770874
        2.470                        -         9.727204                 -                -       11.325108        10.767077
        2.495                        -         9.710923         15.999632        13.578462       11.309562        10.759311


                                                                               JNL/MCM
                         JNL/MCM            JNL/MCM          JNL/MCM           Enhanced            JNL/MCM          JNL/MCM
                      Communications     Consumer Brands      Energy        S&P 500 Stock         Financial          Global
                     Sector Portfolio    Sector Portfolio Sector Portfolio Index Portfolio     Sector Portfolio  15 Portfolio
                    -------------------  ---------------  --------------- -------------------  ---------------- ----------------
                    -------------------  ---------------  --------------- -------------------  ---------------- ----------------
      M&E CLASS

        1.960                 4.427269        10.587082        16.917854            8.065723         11.790401        11.458203
        1.970                        -                -        16.907747            8.061175                 -        11.451856
        1.995                 4.418795        10.566730        16.885212            8.046292         11.767531        11.436257
        2.000                 4.417427        10.563692        16.880666            8.047587         11.764541        11.433274
        2.005                        -                -                -                   -                 -                -
        2.010                 4.415164        10.557894        16.871317            8.043250         11.750444        11.426668
        2.020                 4.412971        10.552040        16.861775            8.038514         11.751274        11.420259
        2.045                        -                -        16.835968            8.027142                 -        11.404803
        2.050                 4.405258        10.534103        16.834146            8.017372         11.732020        11.411649
        2.060                 4.403092        10.530490        16.824839            8.020436         11.725839        11.395400
        2.070                        -                -        16.811262            8.016019                 -        11.389069
        2.095                 4.394564                -        16.792720            8.004664         11.703184        11.373534
        2.100                 4.393268        10.505510        16.787552            8.002007         11.699704        11.366787
        2.110                 4.390880        10.500388        16.778990            7.997818         11.693802        11.363853
        2.120                 4.388551                -        16.769233            7.993497                 -        11.357910
        2.145                        -        10.480107        16.746157            7.982157         11.670876        11.342381
        2.150                 4.381263        10.476922        16.741851            7.979702         11.667855        11.339265
        2.160                 4.378956        10.471342        16.732405            7.975405         11.661626        11.334152
        2.170                        -                -        16.723344            7.970818                 -        11.326818
        2.195                        -                -        16.700134            7.959720                 -        11.311253
        2.200                 4.367686                -        16.696367            7.957580         11.636000        11.308095
        2.210                 4.366949        10.439647        16.687158            7.952987         11.630001        11.302009
        2.220                        -                -        16.677927                   -         11.623109        11.295749
        2.245                        -                -        16.654434            7.937232                 -        11.280265
        2.250                        -                -        16.645466            7.935140                 -        11.277127
        2.260                 4.354892        10.413994        16.641158            7.930661         11.597763        11.271041
        2.270                        -                -                -            7.926250                 -        11.264406
        2.280                        -                -        16.621743                   -                 -        11.257387
        2.295                 4.345305                -        16.608560            7.914842                 -        11.268572
        2.300                 4.345452        10.391240        16.605487            7.912829         11.568183        11.246295
        2.305                        -                -                -                   -                 -        11.242467
        2.310                 4.343016        10.385594        16.595474            7.908416         11.564672        11.241183
        2.320                 4.339327                -        16.586120                   -                 -        11.233897
        2.345                        -                -        16.563495            7.892252         11.543376        11.218503
        2.350                 4.333395                -        16.559297            7.890615         11.540428        11.215366
        2.360                 4.330979        10.356716        16.550116            7.885983         11.534140        11.209223
        2.370                 4.328922                -                -            7.881368                 -        11.203001
        2.395                        -                -        16.517840            7.870593         11.511073        11.187764
        2.400                        -                -        16.507380                   -         11.505308        11.184616
        2.405                        -                -                -                   -                 -                -
        2.410                        -        10.325459        16.504285            7.862959         11.502313        11.178492
        2.420                        -                -                -                   -                 -                -
        2.445                        -                -                -                   -                 -        11.157032
        2.450                 4.309754                -        16.468669            7.846243         11.477332        11.154025
        2.460                 4.307281        10.300197        16.459224            7.840714         11.470412        11.147922
        2.470                 4.304912                -                -            7.837498                 -        11.141744
        2.495                        -                -        16.427688                   -         11.448883        11.126022

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                            JNL/FMR       JNL/JPMorgan       JNL/Lazard       JNL/Lazard                        JNL/MCM
                           Capital       International        Mid Cap         Small Cap        JNL/MCM         Bond Index
                        Growth Portfolio Value Portfolio   Value Portfolio  Value Portfolio   25 Portfolio      Portfolio
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
      M&E CLASS

        2.500                        -         9.707748         15.994246        13.573915       11.306479        10.756997
        2.505                        -                -                 -                -       11.302714                -
        2.510                18.877577         9.701052         15.983207        13.564981       11.300229        10.755086
        2.520                        -                -                 -                -               -                -
        2.545                18.814131         9.677219         15.945358        13.532457       11.278600        10.743817
        2.550                18.805113         9.674707         15.939519        13.528105       11.275565        10.742903
        2.560                18.786497         9.667898         15.928739        13.518779       11.269275        10.739049
        2.570                        -                -                 -                -               -        10.735302
        2.595                        -         9.645387         15.890546                -       11.247510                -
        2.600                        -         9.641444         15.884909        13.481919       11.244284        10.725665
        2.605                        -                -                 -                -       11.240769                -
        2.610                18.695708         9.634954         15.874324        13.472576       11.238303        10.723113
        2.620                        -                -                 -                -       11.232000                -
        2.645                        -                -                 -                -       11.216807        10.712134
        2.650                18.624647         9.608661         15.830517        13.435718       11.213722        10.710189
        2.660                18.605810         9.601799         15.819706        13.426187       11.207464        10.706961
        2.670                        -                -                 -                -       11.200828                -
        2.680                        -                -                 -                -       11.194773                -
        2.695                        -                -         15.781442        13.392972       11.185858                -
        2.700                        -                -         15.776720        13.389528       11.178940        10.694189
        2.710                18.516636         9.569057         15.765680        13.380306       11.176875        10.691198
        2.720                        -                -                 -                -               -                -
        2.745                        -         9.547459         15.728822        13.347387       11.155379        10.679853
        2.750                18.433687         9.542290         15.722556        13.343826       11.152388        10.680562
        2.760                18.427225         9.536394         15.711394        13.334297       11.146004        10.674947
        2.770                        -                -         15.701320                -               -                -
        2.795                        -         9.513100                 -        13.302341       11.125663        10.664089
        2.800                18.357759         9.510658         15.669529        13.298818       11.121752        10.663079
        2.810                        -         9.504195         15.658853        13.289674       11.115626        10.659416
        2.820                        -                -                 -                -               -                -
        2.845                        -                -         15.620327                -               -                -
        2.850                        -         9.478084         15.617002        13.254307       11.091253        10.643855
        2.860                        -         9.470865         15.605894        13.243778       11.084979        10.643837
        2.895                        -                -                 -                -       11.063922                -
        2.900                18.181665                -         15.562832        13.208168       11.061434        10.631903
        2.910                18.163244         9.439440         15.552132        13.199096       11.054753        10.628235
        2.920                        -                -                 -                -               -                -
        2.950                        -                -                 -                -       11.030154                -
        2.955                        -                -                 -                -       11.026916                -
        2.960                        -         9.406979                 -                -       11.024441        10.611905
        2.995                        -                -                 -                -               -                -
        3.000                        -                -         15.456824                -               -                -
        3.010                        -         9.374779         15.445603        13.108816       10.993883        10.596386
        3.045                        -                -                 -                -       10.973223                -
        3.050                        -                -         15.403281        13.072761               -        10.584201
        3.060                17.902035                -         15.392993        13.063536       10.964164        10.581419
        3.070                        -                -                 -                -               -                -


                                                                               JNL/MCM
                         JNL/MCM            JNL/MCM          JNL/MCM           Enhanced            JNL/MCM          JNL/MCM
                      Communications     Consumer Brands      Energy        S&P 500 Stock         Financial          Global
                     Sector Portfolio    Sector Portfolio Sector Portfolio Index Portfolio     Sector Portfolio  15 Portfolio
                    -------------------  ---------------  --------------- -------------------  ---------------- ----------------
                    -------------------  ---------------  --------------- -------------------  ---------------- ----------------
      M&E CLASS

        2.500                        -                -        16.422679            7.824323         11.447048        11.123134
        2.505                        -                -                -                   -                 -        11.119722
        2.510                 4.295823        10.272126        16.414424            7.819833         11.439696        11.117295
        2.520                        -                -                -                   -                 -                -
        2.545                        -                -        16.381894                   -         11.417157        11.095922
        2.550                 4.282703                -        16.378400            7.802492                 -        11.092990
        2.560                 4.283777                -        16.369258            7.797861         11.408196        11.086807
        2.570                        -                -                -                   -                 -                -
        2.595                        -                -        16.337646            7.782103                 -        11.061699
        2.600                        -                -        16.327939            7.780257                 -        11.062296
        2.605                        -                -                -                   -                 -        11.059031
        2.610                 4.272007        10.215589        16.324413            7.776006         11.376581        11.056320
        2.620                        -                -        16.315148                   -                 -        11.050149
        2.645                        -                -                -                   -                 -        11.035200
        2.650                 4.262540        10.192922        16.288668            7.757336         11.351852        11.032163
        2.660                 4.260226        10.187467        16.279177            7.753858         11.345464        11.026001
        2.670                        -                -                -                   -                 -        11.019474
        2.680                        -                -                -                   -                 -        11.013516
        2.695                 4.252450        10.168504        16.247277                   -         11.324416        11.004706
        2.700                        -                -                -            7.736211                 -        10.997964
        2.710                 4.248539        10.159578        16.234637            7.732111         11.314314        10.995619
        2.720                        -                -                -                   -                 -                -
        2.745                        -                -        16.203351            7.717209         11.292452        10.974801
        2.750                        -                -        16.198795                   -         11.289458        10.971446
        2.760                        -        10.128374        16.190506                   -         11.279445        10.965726
        2.770                        -                -                -            7.706258                 -                -
        2.795                        -        10.111970        16.158509                   -                 -        10.944609
        2.800                        -                -        16.154535            7.693277         11.258243        10.941731
        2.810                        -                -        16.145702            7.688862                 -        10.935639
        2.820                        -                -                -                   -                 -                -
        2.845                        -                -                -                   -                 -        10.910653
        2.850                        -                -        16.107100            7.683028                 -        10.911839
        2.860                        -                -        16.101318                   -         11.217547        10.905387
        2.895                        -                -        16.070823                   -         11.200155        10.884724
        2.900                        -                -        16.065721                   -                 -        10.881971
        2.910                 4.202230                -        16.057816            7.645814         11.190666        10.875797
        2.920                        -                -                -                   -                 -                -
        2.950                        -                -                -                   -                 -        10.851553
        2.955                        -                -                -                   -                 -        10.848163
        2.960                        -        10.020767        16.013727                   -                 -        10.845975
        2.995                        -                -                -            7.608706                 -                -
        3.000                        -                -                -                   -                 -                -
        3.010                        -         9.993409        15.969237            7.602765         11.129356        10.815857
        3.045                        -                -        15.938914                   -         11.108327        10.795373
        3.050                        -                -                -                   -                 -                -
        3.060                        -         9.965796        15.919693            7.581289         11.094831        10.786492
        3.070                        -                -                -                   -                 -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                           JNL/FMR       JNL/JPMorgan       JNL/Lazard       JNL/Lazard                         JNL/MCM
                           Capital       International        Mid Cap         Small Cap        JNL/MCM         Bond Index
                        Growth Portfolio Value Portfolio   Value Portfolio  Value Portfolio   25 Portfolio      Portfolio
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
      M&E CLASS

        3.095                        -                -                 -                -               -                -
        3.100                17.831198         9.317285         15.350916        13.028507               -                -
        3.110                        -         9.310489         15.339871        13.018961       10.933464                -
        3.145                        -                -         15.303682                -               -                -
        3.150                        -                -                 -                -               -                -
        3.160                        -                -                 -                -       10.903366        10.549329
        3.200                        -                -                 -                -       10.880493                -
        3.210                17.645537         9.247539         15.235980                -       10.873914        10.534241
        3.250                        -                -                 -                -               -                -
        3.255                        -                -                 -                -       10.846807                -
        3.260                        -                -         15.183898        12.886645       10.843519                -
        3.270                17.543706                -         15.173324                -       10.837822        10.515218
        3.310                        -                -                 -                -       10.809649                -
        3.350                        -                -                 -                -               -                -
        3.400                        -                -                 -        12.763604               -        10.474404
        3.410                        -                -         15.028791        12.754482       10.755154                -
        3.450                17.242370         9.096906                 -        12.720310       10.729971                -
        3.460                        -                -                 -                -               -                -
        3.500                        -                -                 -                -               -                -
        3.510                        -                -                 -                -       10.696112        10.440825
        3.560                        -                -                 -                -               -        10.424988
        3.600                        -                -                 -                -               -                -
        3.610                        -                -         14.824692                -       10.637631                -
        3.650                        -                -                 -                -               -                -
        3.660                        -                -                 -                -       10.608342                -
        3.700                        -                -                 -                -               -        10.382356
        3.710                        -                -                 -                -               -        10.379072
        3.750                        -         8.911939                 -                -               -        10.366893
        3.760                        -                -                 -                -       10.554463        10.364455
        3.800                        -                -                 -                -               -                -
        3.860                        -                -                 -                -       10.492307        10.333303
        3.895                        -                -                 -                -       10.472403        10.322773
        4.000                        -                -                 -                -       10.411974                -


 PERSPECTIVE
  Standard Benefit           16.352795        16.847207         14.834214        14.530820       12.009174        10.498907
   Maximum Anniversary
     Value Benefit           10.875159        16.809119         13.924205        12.886415       16.032777        10.474996
   Earnings Protection
     Benefits                 9.396439        16.771340         13.093295        13.568269       13.775056        10.451319
   Combined Optional
     Benefits                10.926227        16.733494         13.901015        12.593560       15.960452        10.427942



                                                                                  JNL/MCM
                            JNL/MCM            JNL/MCM          JNL/MCM           Enhanced            JNL/MCM          JNL/MCM
                         Communications     Consumer Brands      Energy        S&P 500 Stock         Financial          Global
                        Sector Portfolio    Sector Portfolio Sector Portfolio Index Portfolio     Sector Portfolio  15 Portfolio
                       -------------------  ---------------  --------------- -------------------  ---------------- ----------------
                       -------------------  ---------------  --------------- -------------------  ---------------- ----------------
      M&E CLASS

        3.095                           -                -                -                   -                 -                -
        3.100                           -                -                -            7.564458                 -                -
        3.110                           -                -        15.881628                   -         11.068211        10.756456
        3.145                           -                -                -                   -                 -                -
        3.150                           -                -                -                   -                 -                -
        3.160                           -                -                -                   -                 -        10.726839
        3.200                           -                -                -                   -                 -        10.702794
        3.210                    4.133508         9.884514        15.791650                   -         11.007919        10.697557
        3.250                           -                -                -                   -                 -                -
        3.255                           -                -                -                   -                 -        10.671126
        3.260                           -                -                -                   -                 -        10.667951
        3.270                           -                -        15.743048                   -                 -        10.662400
        3.310                           -                -                -                   -                 -        10.634570
        3.350                           -                -                -                   -                 -                -
        3.400                           -                -                -            7.437811                 -                -
        3.410                           -                -        15.647043            7.430660                 -        10.580464
        3.450                           -                -                -                   -                 -        10.563634
        3.460                           -                -                -                   -                 -                -
        3.500                           -                -                -                   -                 -                -
        3.510                           -                -                -                   -                 -        10.522987
        3.560                           -                -                -                   -                 -                -
        3.600                           -                -                -                   -                 -                -
        3.610                           -                -                -                   -                 -        10.465430
        3.650                           -                -                -                   -                 -                -
        3.660                           -                -                -                   -                 -        10.436591
        3.700                           -                -                -                   -                 -                -
        3.710                           -                -                -                   -                 -                -
        3.750                           -                -                -                   -                 -                -
        3.760                           -                -                -                   -                 -        10.375272
        3.800                           -                -                -            7.272051                 -                -
        3.860                           -                -                -                   -                 -        10.322538
        3.895                           -                -                -                   -                 -        10.302857
        4.000                           -                -                -                   -                 -        10.243321


 PERSPECTIVE
  Standard Benefit               4.565015        10.916525        17.444082           14.862390         12.157208        11.814657
   Maximum Anniversary
     Value Benefit                      -                -        10.423777           14.828533                 -        16.804683
   Earnings Protection
     Benefits                    6.931329        11.969742        15.042395           14.795043         11.502656        13.991439
   Combined Optional
     Benefits                           -                -                -           14.761660                 -        16.728878


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                               JNL/MCM
                            JNL/MCM          JNL/MCM         JNL/MCM       Pharmaceutical/       JNL/MCM          JNL/MCM
                         International        JNL 5          Nasdaq(R)        Healthcare      S&P 400 MidCap      S&P 500
                         Index Portfolio    Portfolio      15 Portfolio    Sector Portfolio   Index Portfolio  Index Portfolio
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
 M&E CLASS

        1.000                 13.761360               -                -                  -        13.016647        10.637567
        1.100                 13.720306       10.917908        10.841214          10.984570        12.977801        10.605807
        1.150                 13.698982       10.916649        10.839987          10.956105        12.957881        10.590429
        1.250                 13.659879       10.914012        10.837381          10.895919        12.920704        10.559126
        1.300                 13.639618       10.912699        10.835892          10.866224        12.901322        10.543192
        1.350                 13.619572               -                -                  -        12.882515        10.527959
        1.395                         -               -                -                  -                -                -
        1.400                 13.599458       10.910073        10.833463          10.806706        12.863481        10.512373
        1.420                 13.591210               -                -                  -        12.855709        10.506022
        1.450                 13.579338       10.908611        10.832175          10.777113        12.844437        10.496877
        1.500                 13.559274       10.907468        10.830837          10.747605        12.825498        10.481343
        1.545                 13.541286       10.906320        10.829557          10.721055        12.808499        10.467427
        1.550                 13.539175       10.906138        10.829539          10.718004        12.806506        10.465858
        1.560                 13.535247               -                -                  -        12.802832        10.462666
        1.570                 13.531263       10.905546                -          10.703629        12.798917        10.459649
        1.575                 13.529275               -                -                  -        12.797049        10.458077
        1.600                 13.519338       10.904844        10.828232          10.688717        12.787549        10.450354
        1.605                         -       10.904678                -                  -                -        10.448445
        1.630                         -               -                -          10.668382                -                -
        1.645                 13.501007       10.903563        10.827052          10.659981        12.770418        10.436296
        1.650                 13.498988       10.903518        10.826976          10.659418        12.768672        10.434887
        1.660                         -               -                -                  -        12.764651        10.431629
        1.670                 13.490961       10.902958                -          10.647508        12.760887        10.428456
        1.695                 13.484647       10.902272        10.826041          10.633037        12.753376        10.423870
        1.700                 13.485834       10.902172        10.825756          10.630214        12.753440        10.419516
        1.710                 13.475201       10.901953        10.825390          10.624328        12.745995        10.416396
        1.720                 13.471047               -                -          10.618441        12.742258        10.413319
        1.725                 13.469263               -                -                  -        12.740385        10.411787
        1.745                 13.460669               -                -                  -        12.732694                -
        1.750                 13.459316       10.900876        10.824304          10.600997        12.730926        10.404082
        1.760                 13.454959               -        10.823874          10.594819        12.726908        10.400706
        1.795                 13.442079       10.899702                -          10.574740        12.714014        10.390228
        1.800                 13.439329       10.899593        10.823056          10.572017        12.712141        10.388752
        1.810                 13.435239       10.899338        10.822813          10.565950        12.708173        10.385462
        1.820                 13.431434       10.899007                -                  -        12.704662        10.382447
        1.825                         -               -                -                  -                -        10.381018
        1.845                 13.421602       10.898310        10.821879          10.545852        12.695199        10.374879
        1.850                 13.419398       10.898258        10.821668          10.542944        12.693322        10.373504
        1.860                 13.415559       10.898003        10.821424          10.537217        12.689516        10.407403
        1.870                 13.411585               -                -          10.531338        12.685864        10.367262
        1.895                 13.401715       10.897072        10.820601          10.516976        12.676463        10.359551
        1.900                 13.399692       10.896967        10.820458          10.514009        12.674574        10.358003
        1.910                         -               -                -                  -                -                -
        1.920                 13.391805       10.896400        10.819843          10.502467        12.666976        10.351912
        1.945                 13.382696       10.895807                -          10.487777        12.657908        10.343643
        1.950                 13.379962       10.895623        10.819072          10.485278        12.655873        10.342674
        1.955                 13.383507               -                -                  -        12.655058        10.340862

                      JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                 Select Small Cap    Small Cap        Technology      The Dow SM       The Dow SM        The S&P(R)
                    Portfolio      Index Portfolio  Sector Portfolio 5 Portfolio      10 Portfolio     10 Portfolio
                 ----------------  ---------------  -------------------------------  ---------------- ---------------
                 ----------------  ---------------  --------------- ---------------  ---------------- ---------------
 M&E CLASS

        1.000          18.884179        13.340256                -               -          9.844389       10.213546
        1.100          18.780310        13.300618         5.835762               -          9.790307       10.157435
        1.150          18.729435        13.281075         5.820629               -          9.763699       10.129868
        1.250          18.626738        13.242023         5.788588               -          9.710114       10.074431
        1.300          18.575775        13.222027         5.772883               -          9.683581       10.046819
        1.350          18.524661        13.202802                -               -          9.656966       10.019103
        1.395                  -                -                -               -                 -               -
        1.400          18.475395        13.183229         5.741249               -          9.630561        9.991755
        1.420                  -        13.175315                -               -          9.619845        9.980577
        1.450          18.423461        13.163684         5.725512               -          9.604171        9.964394
        1.500          18.372904        13.144347         5.709471               -          9.577798        9.937062
        1.545          18.327552        13.126845         5.697288               -          9.554146        9.912547
        1.550          18.322421        13.124984         5.694162               -          9.551515        9.909721
        1.560          18.312368        13.121251                -               -          9.546298        9.904291
        1.570          18.302546        13.116899         5.687876               -          9.541089        9.898869
        1.575                  -        13.115152                -               -          9.538419               -
        1.600          18.272350        13.105417         5.679400               -          9.525388        9.882633
        1.605          18.266537                -                -               -          9.522419        9.879536
        1.630          18.238052        13.092622                -               -                 -        9.864089
        1.645          18.226756        13.087820         5.663313               -          9.501671        9.857959
        1.650          18.222209        13.087034         5.662884               -          9.499362        9.855607
        1.660          18.211659        13.081986                -               -          9.493842        9.849806
        1.670          18.201707        13.078846         5.656203               -          9.488630        9.844431
        1.695          18.177269        13.072756         5.648948               -          9.475839        9.831200
        1.700          18.172605        13.071712         5.647495               -          9.473315        9.828480
        1.710          18.162304        13.062848         5.644318               -          9.468031        9.823132
        1.720          18.152318        13.058901         5.641123               -          9.462808        9.817745
        1.725          18.147220        13.056987                -               -          9.460235               -
        1.745          18.127272        13.049378         5.632201               -                 -        9.801850
        1.750          18.122516        13.047727         5.631956               -          9.447207        9.801599
        1.760          18.111880        13.043276                -               -          9.441799        9.795868
        1.795          18.077627        13.029658         5.618113               -          9.423893        9.777491
        1.800          18.072759        13.027918         5.616523               -          9.421131        9.774732
        1.810          18.062713        13.024334         5.613361               -          9.416167        9.769252
        1.820          18.053238        13.020405                -               -          9.410637        9.763965
        1.825                  -                -                -               -          9.409744               -
        1.845          18.028170        13.010918         5.602597               -          9.398121        9.750593
        1.850          18.023077        13.008935         5.603831               -          9.395803        9.747856
        1.860          18.013350        13.004970         5.598128               -          9.390247        9.742575
        1.870          18.003201        13.001273         5.594697               -          9.385188        9.737102
        1.895          17.978610        12.991600         5.587352               -          9.372310        9.723660
        1.900          17.973837        12.989557         5.585925               -          9.369785        9.721210
        1.910          17.963488                -                -               -          9.364436        9.715590
        1.920          17.954645        12.982172         5.579679               -          9.359404        9.710872
        1.945          17.928878        12.972804         5.571936               -          9.346792        9.697190
        1.950          17.924208        12.970494         5.570389               -          9.344157        9.694504
        1.955          17.918985        12.974245                -               -          9.341202        9.691363

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                                                                               JNL/MCM
                            JNL/MCM          JNL/MCM         JNL/MCM       Pharmaceutical/       JNL/MCM          JNL/MCM
                         International        JNL 5          Nasdaq(R)        Healthcare      S&P 400 MidCap      S&P 500
                         Index Portfolio    Portfolio      15 Portfolio    Sector Portfolio   Index Portfolio  Index Portfolio
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
       M&E CLASS

        1.960                 13.375883       10.895393        10.818804          10.479520        12.651912        10.339488
        1.970                 13.371931               -                -          10.470986        12.648358        10.336577
        1.995                 13.370911       10.894489        10.817924          10.459537        12.638996        10.328935
        2.000                 13.360172       10.894473        10.817783          10.456517        12.637054        10.327489
        2.005                 13.357451               -                -                  -        12.634599        10.325321
        2.010                 13.356170       10.894052                -          10.450749        12.633291        10.324290
        2.020                 13.352219               -                -          10.444671        12.629636        10.321083
        2.045                 13.342354       10.893173        10.816617          10.428364        12.620318        10.313676
        2.050                 13.367288       10.893015        10.816513          10.427996        12.618450        10.312140
        2.060                 13.336401       10.892744        10.816256          10.422132        12.614738        10.309109
        2.070                 13.331970       10.892433                -                  -        12.610316        10.305526
        2.095                 13.322438               -                -          10.402037        12.601643        10.298403
        2.100                 13.331642       10.891694        10.815174          10.398976        12.579706        10.296777
        2.110                 13.316635       10.891452                -          10.393464        12.594286        10.293849
        2.120                 13.312743               -                -                  -        12.592074        10.290810
        2.145                 13.303018       10.890491                -          10.373508        12.582923        10.283431
        2.150                 13.300963       10.890397        10.813856          10.370560        12.581188        10.281631
        2.160                 13.297008       10.890125        10.813645          10.364977        12.577409        10.278659
        2.170                 13.293146               -                -                  -        12.573770        10.275630
        2.195                 13.283283       10.889185                -          10.344816        12.564221        10.268045
        2.200                 13.281382       10.889102        10.812583          10.342149        12.562511        10.266458
        2.210                 13.277331       10.888976        10.812342          10.336394        12.558886        10.263440
        2.220                 13.273109               -                -                  -        12.555020        10.260306
        2.245                 13.263417       10.887874                -                  -        12.545499        10.252769
        2.250                 13.261662       10.887732        10.811238          10.313940        12.544007        10.251261
        2.260                 13.257714       10.887527        10.811015          10.308200        12.540291        10.248257
        2.270                 13.253917               -                -                  -        12.536478        10.245222
        2.280                         -               -                -                  -                -                -
        2.295                 13.244193       10.886503        10.810097          10.288523        12.527403        10.237577
        2.300                 13.242120       10.886466                -          10.285626        12.525514        10.236093
        2.305                         -               -                -                  -                -                -
        2.310                 13.238713       10.886214        10.810219          10.279649        12.523140        10.234235
        2.320                 13.235748       10.885909                -          10.273896        12.519544        10.230084
        2.345                 13.224442       10.885271                -          10.260247        12.508766        10.222549
        2.350                 13.222492       10.885383        10.808656          10.257473        12.506769        10.221031
        2.360                 13.218584       10.884890        10.808564          10.251680        12.503374        10.217980
        2.370                 13.214405               -                -                  -                -        10.214705
        2.395                 13.205645       10.883933                -          10.231926        12.490414        10.207434
        2.400                 13.202209       10.883842        10.807347                  -        12.487104        10.204632
        2.405                         -               -                -                  -        12.485864        10.203814
        2.410                 13.200480       10.883571        10.807138          10.223229        12.484182        10.203054
        2.420                 13.194395               -                -                  -                -        10.199374
        2.445                 13.185276               -                -                  -        12.471868        10.192245
        2.450                 13.183529       10.882499        10.806095          10.201314        12.469976        10.190751
        2.460                 13.179573       10.882288        10.805914          10.195569        12.466180        10.187806
        2.470                 13.175570               -                -                  -        12.461905        10.184209
        2.495                 13.165340               -                -          10.175989        12.453406        10.177274


                      JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                 Select Small Cap    Small Cap        Technology      The Dow SM       The Dow SM        The S&P(R)
                    Portfolio      Index Portfolio  Sector Portfolio 5 Portfolio      10 Portfolio     10 Portfolio
                 ----------------  ---------------  -------------------------------  ---------------- ---------------
                 ----------------  ---------------  --------------- ---------------  ---------------- ---------------
      M&E CLASS

       1.960           17.914707        12.966579         5.567426               -          9.338942        9.689231
       1.970           17.904680        12.962874         5.562896               -          9.333960        9.683832
       1.995           17.880278        12.953240         5.556722               -          9.320990        9.670606
       2.000           17.875665        12.951300         5.555050               -          9.318423        9.668044
       2.005                   -        12.948657                -               -                 -               -
       2.010           17.865503        12.947356         5.552503               -          9.313330        9.662515
       2.020           17.855479        12.943669         5.548941               -          9.308288        9.657276
       2.045           17.831162        12.934046                -               -          9.295440        9.644026
       2.050           17.849705        12.932125         5.539904               -          9.292870        9.641313
       2.060           17.816472        12.928331         5.536854               -          9.287782        9.636081
       2.070           17.806810        12.923819                -               -          9.282600        9.630820
       2.095           17.782292        12.914879                -               -          9.270004        9.617511
       2.100           17.776689        12.900649         5.524702               -          9.267545        9.615184
       2.110           17.767518        12.914007         5.521701               -          9.262296        9.609740
       2.120                   -        12.904887         5.518650               -          9.257363        9.604148
       2.145           17.734010        12.895945         5.511107               -          9.244510        9.591259
       2.150           17.728611        12.893922         5.509522               -          9.241979        9.588588
       2.160           17.720014        12.890098         5.506618               -          9.236980        9.583721
       2.170           17.709115        12.886296                -               -          9.231933        9.578068
       2.195           17.684667        12.876824         5.495780               -          9.219207        9.564897
       2.200           17.680048        12.874895         5.494495               -          9.216592        9.562360
       2.210           17.670353        12.871064         5.491529               -          9.211452        9.556992
       2.220           17.660645        12.866924                -               -          9.206574        9.551765
       2.245           17.636236        12.857678         5.480814               -          9.193876        9.538635
       2.250           17.631563        12.855826                -               -          9.191401        9.543696
       2.260           17.621896        12.851974         5.476227               -          9.186366        9.531021
       2.270           17.611665        12.848096                -               -          9.181242        9.525288
       2.280                   -                -                -               -                 -               -
       2.295           17.621152        12.838991                -               -          9.168774        9.535584
       2.300           17.583407        12.836878         5.464592               -          9.166132        9.510026
       2.305           17.577571                -                -               -                 -               -
       2.310           17.576676        12.834825         5.461377               -          9.162879        9.505846
       2.320           17.563042        12.828394         5.458107               -          9.155997        9.499718
       2.345           17.539834        12.819794                -               -          9.143570        9.486459
       2.350           17.535038        12.817731         5.449300               -          9.141060        9.483844
       2.360           17.525395        12.814049         5.446460               -          9.136036        9.478663
       2.370           17.515989        12.809838         5.443529               -          9.130873               -
       2.395           17.491863        12.801067                -               -          9.118543        9.460572
       2.400           17.486970        12.799923         5.435345               -          9.116030        9.457847
       2.405                   -                -                -               -                 -               -
       2.410           17.477427        12.793812         5.460217               -          9.110996        9.452651
       2.420                   -        12.790475                -               -                 -               -
       2.445           17.443860        12.781884                -               -          9.093470        9.434529
       2.450           17.439136        12.779901         5.417923               -          9.091105        9.432008
       2.460           17.429457        12.776252         5.416533               -          9.086003        9.426792
       2.470           17.419842        12.771618         5.413473               -          9.080976        9.421581
       2.495           17.395618        12.762599                -               -          9.068274        9.408570

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                                                                               JNL/MCM
                            JNL/MCM          JNL/MCM         JNL/MCM       Pharmaceutical/       JNL/MCM          JNL/MCM
                         International        JNL 5          Nasdaq(R)       Healthcare      S&P 400 MidCap      S&P 500
                         Index Portfolio    Portfolio      15 Portfolio    Sector Portfolio   Index Portfolio  Index Portfolio
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
       M&E CLASS

        2.500                 13.163872               -                -          10.172747        12.450990        10.174776
        2.505                         -               -                -                  -                -                -
        2.510                 13.159459       10.880938                -          10.167768        12.447846        10.172769
        2.520                         -               -                -                  -                -                -
        2.545                 13.146405               -                -          10.147675        12.435002        10.162209
        2.550                 13.145513       10.879868        10.803671          10.139523        12.433123        10.160708
        2.560                 13.140821       10.879351                -          10.139700        12.429468        10.157667
        2.570                 13.135958               -                -                  -        12.425078        10.154115
        2.595                 13.126952       10.878557        10.802427          10.117017        12.416403        10.146918
        2.600                 13.124369       10.878549        10.802026          10.114066        12.414545        10.145620
        2.605                         -               -                -                  -                -                -
        2.610                 13.121234       10.881000                -          10.111934        12.410962        10.142667
        2.620                         -               -                -                  -                -                -
        2.645                 13.107363       10.877357                -          10.089083        12.398241        10.132179
        2.650                 13.105562               -                -          10.089818        12.396377        10.130662
        2.660                 13.101301       10.876922        10.800524          10.084025        12.392330        10.127344
        2.670                         -               -                -                  -                -        10.123707
        2.680                         -               -                -                  -                -                -
        2.695                 13.088558               -        10.799629          10.064904        12.380343        10.116516
        2.700                 13.085385       10.875968                -                  -        12.377273        10.115778
        2.710                 13.082587       10.875757        10.799260          10.056433        12.374110        10.112278
        2.720                         -               -                -                  -                -                -
        2.745                 13.068851       10.874744                -          10.037048        12.361575        10.102206
        2.750                 13.064329               -                -          10.034342        12.358992        10.099951
        2.760                 13.062794       10.874412                -          10.038923        12.355781        10.097043
        2.770                         -               -                -          10.023287                -        10.094689
        2.795                 13.048791               -        10.797155                  -        12.342549        10.086632
        2.800                 13.047684               -                -                  -        12.341516        10.085798
        2.810                 13.043643               -                -                  -        12.337735        10.082682
        2.820                         -               -                -                  -                -                -
        2.845                         -               -                -                  -        12.324609        10.071816
        2.850                 13.032936               -                -           9.980630        12.318950        10.072222
        2.860                 13.024115       10.871794                -           9.973322        12.319309        10.067703
        2.895                 13.010031               -        10.794510           9.954849        12.305956        10.056746
        2.900                 13.009036               -                -                  -        12.305296        10.056211
        2.910                 13.005122       10.870528                -           9.946620        12.299447        10.053029
        2.920                         -               -                -                  -                -                -
        2.950                         -               -                -                  -                -        10.040770
        2.955                         -               -                -                  -                -                -
        2.960                 12.985853       10.869035        10.792740                  -        12.283330        10.038192
        2.995                         -               -                -                  -        12.270033                -
        3.000                         -               -                -                  -                -                -
        3.010                 12.966261       10.867746        10.791637           9.892044        12.264529        10.022850
        3.045                         -               -                -           9.873178        12.252192        10.012834
        3.050                 12.951055               -                -                  -        12.250179        10.011181
        3.060                 12.947190       10.866405                -           9.864831        12.246736        10.008440
        3.070                         -               -                -                  -        12.242991        10.005325


                          JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                     Select Small Cap    Small Cap        Technology      The Dow SM       The Dow SM        The S&P(R)
                        Portfolio      Index Portfolio  Sector Portfolio 5 Portfolio      10 Portfolio     10 Portfolio
                     ----------------  ---------------  -------------------------------  ---------------- ---------------
                     ----------------  ---------------  --------------- ---------------  ---------------- ---------------
       M&E CLASS

        2.500              17.390029        12.761158         5.404730               -          9.066182        9.406061
        2.505              17.385407                -                -               -          9.063100        9.402959
        2.510              17.381329        12.757335         5.398565               -          9.061116        9.400826
        2.520                      -                -                -               -                 -               -
        2.545              17.348395        12.744108         5.391222               -          9.043693        9.382835
        2.550              17.343607        12.742087         5.384668               -          9.041245        9.380395
        2.560              17.333993        12.738577         5.387105               -          9.036281        9.375133
        2.570                      -        12.733922                -               -                 -               -
        2.595              17.300818        12.725072                -               -          9.018659        9.353908
        2.600              17.295588        12.723666         5.373327               -          9.016267        9.354348
        2.605              17.290544                -                -               -          9.013565        9.351548
        2.610              17.286524        12.719461         5.370309               -          9.011438        9.349417
        2.620              17.276739                -                -               -          9.006367        9.344066
        2.645              17.253302        12.706293         5.361892               -          8.994188        9.331477
        2.650              17.248547        12.704603                -               -          8.991494        9.328916
        2.660              17.238871        12.700443         5.355619               -          8.986683        9.323711
        2.670              17.228722        12.696529         5.354263               -          8.981397        9.318188
        2.680              17.219353                -                -               -          8.976510        9.313132
        2.695              17.205840                -         5.347084               -          8.969468        9.305637
        2.700              17.195076        12.684821                -               -          8.967016        9.299981
        2.710              17.192127        12.681963         5.342646               -          8.962184        9.298183
        2.720                      -                -                -               -                 -               -
        2.745              17.158858        12.668869         5.330572               -          8.944913        9.280299
        2.750              17.154123        12.664112         5.330754               -          8.942447        9.277858
        2.760              17.144141        12.663061         5.331267               -          8.937486        9.272499
        2.770                      -                -                -               -                 -               -
        2.795              17.111645        12.649341                -               -          8.920117        9.253911
        2.800              17.107094        12.648384                -               -          8.918013        9.252384
        2.810              17.097679        12.644337                -               -          8.913082        9.247299
        2.820                      -                -                -               -                 -               -
        2.845                      -        12.631022                -               -          8.895526               -
        2.850              17.059654        12.628900                -               -          8.893135        9.226588
        2.860              17.050591        12.625680                -               -          8.888457        9.221777
        2.895              17.018055        12.611832                -               -          8.871596        9.204263
        2.900              17.012648        12.611131                -               -          8.868101        9.201185
        2.910              17.004070        12.606912         5.284324               -          8.864273        9.196690
        2.920                      -                -                -               -                 -               -
        2.950              16.966160                -                -               -          8.844553        9.176242
        2.955              16.960987                -                -               -          8.842008        9.173320
        2.960              16.957317        12.588518                -               -          8.839945        9.171465
        2.995                      -                -                -               -                 -               -
        3.000                      -                -                -               -                 -               -
        3.010              16.910400        12.569409         5.255348               -          8.815483        9.146055
        3.045              16.878299        12.556750         5.245306               -          8.798878        9.128813
        3.050                      -        12.554696                -               -                 -               -
        3.060              16.864522        12.551018         5.240898               -          8.791576        9.121306
        3.070                      -        12.547609                -               -                 -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                               JNL/MCM
                            JNL/MCM          JNL/MCM         JNL/MCM       Pharmaceutical/       JNL/MCM          JNL/MCM
                         International        JNL 5          Nasdaq(R)        Healthcare      S&P 400 MidCap      S&P 500
                         Index Portfolio    Portfolio      15 Portfolio    Sector Portfolio   Index Portfolio  Index Portfolio
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
       M&E CLASS

        3.095                         -       10.865550                -                  -                -                -
        3.100                         -               -                -                  -                -                -
        3.110                 12.927515               -                -           9.834110        12.227990         9.993016
        3.145                         -               -                -                  -                -         9.982960
        3.150                         -               -        10.787801                  -                -                -
        3.160                 12.908897               -                -                  -        12.209675         9.978192
        3.200                         -               -                -                  -                -                -
        3.210                 12.889921               -                -           9.784016        12.192358         9.963855
        3.250                         -               -                -                  -                -                -
        3.255                         -               -                -                  -                -                -
        3.260                         -               -                -                  -                -                -
        3.270                         -               -                -                  -                -                -
        3.310                         -               -                -                  -        12.155865         9.934083
        3.350                         -               -                -                  -                -                -
        3.400                         -               -                -                  -                -         9.907839
        3.410                         -               -                -           9.693345                -         9.921280
        3.450                 12.795988               -                -                  -        12.107505         9.893870
        3.460                         -               -                -                  -                -         9.890084
        3.500                         -               -                -                  -                -                -
        3.510                 12.775650               -                -                  -        12.084268         9.875583
        3.560                 12.756269               -                -                  -        12.065919         9.860596
        3.600                         -               -                -                  -                -                -
        3.610                         -               -                -                  -                -                -
        3.650                         -               -                -                  -                -                -
        3.660                         -               -                -                  -                -                -
        3.700                 12.704077               -                -                  -        12.016566         9.820263
        3.710                 12.700181               -                -                  -        12.012963         9.817354
        3.750                         -               -                -                  -                -                -
        3.760                 12.682150               -                -                  -        11.996130         9.803330
        3.800                         -               -                -                  -                -         9.791332
        3.860                         -               -                -                  -                -         9.773893
        3.895                 12.631192               -                -                  -        11.947627         9.763928
        4.000                         -               -                -                  -                -                -


 PERSPECTIVE
  Standard Benefit            16.446856       11.055479        10.991915          10.805563        15.802868        14.522225
   Maximum Anniversary
     Value Benefit            16.410432               -        10.334531                  -        15.767751        14.489625
   Earnings Protection
     Benefits                 16.372731               -                -           8.749388        15.731511        14.456768
   Combined Optional
     Benefits                 16.335706               -                -                  -        15.696013        14.424016


                          JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM           JNL/MCM         JNL/MCM
                      Select Small Cap    Small Cap        Technology      The Dow SM       The Dow SM        The S&P(R)
                         Portfolio      Index Portfolio  Sector Portfolio 5 Portfolio      10 Portfolio     10 Portfolio
                      ----------------  ---------------  -------------------------------  ---------------- ---------------
                      ----------------  ---------------  --------------- ---------------  ---------------- ---------------
      M&E CLASS

       3.095                        -                -                -               -                 -               -
       3.100                        -                -                -               -                 -        9.102939
       3.110                16.817501        12.531891                -               -          8.766883        9.095618
       3.145                        -                -                -               -                 -               -
       3.150                        -                -                -               -          8.744480               -
       3.160                16.771192        12.513315                -               -          8.742891        9.070729
       3.200                16.735262                -                -               -          8.725369        9.051409
       3.210                16.725593        12.495121         5.197926               -          8.719229        9.046218
       3.250                        -                -                -               -                 -               -
       3.255                16.684119                -                -               -          8.697501        9.023614
       3.260                16.679122                -                -               -          8.694900        9.020940
       3.270                        -                -                -               -          8.690431        9.016242
       3.310                16.627006        12.458025                -               -          8.667736        8.992823
       3.350                        -                -                -               -                 -               -
       3.400                        -        12.425032                -               -                 -               -
       3.410                16.543466        12.404705                -               -          8.624043        8.947055
       3.450                16.506546        12.407861                -               -          8.603823        8.928922
       3.460                16.497251                -                -               -                 -               -
       3.500                        -                -                -               -                 -               -
       3.510                16.452501        12.384636                -               -          8.576691        8.898376
       3.560                        -        12.365853                -               -                 -               -
       3.600                        -                -                -               -                 -               -
       3.610                16.362426                -                -               -          8.529796        8.849658
       3.650                        -                -                -               -          8.511020               -
       3.660                16.317360                -                -               -          8.506286        8.825303
       3.700                        -        12.315272                -               -                 -               -
       3.710                        -        12.311465                -               -                 -               -
       3.750                        -                -                -               -                 -               -
       3.760                16.233798        12.293376                -               -          8.465542        8.783913
       3.800                        -                -                -               -          8.441242        8.757797
       3.860                        -        12.257066                -               -          8.413278               -
       3.895                        -        12.244585                -               -          8.397320        8.712206
       4.000                16.015281                -                -               -          8.348810        8.661826


PERSPECTIVE
 Standard Benefit           18.472033        17.540047         5.740573               -          9.629631        9.990643
  Maximum Anniversary
    Value Benefit           17.157457        17.500515                -               -         11.309504       12.372817
  Earnings Protection
    Benefits                12.685047        17.461043         8.024723               -         10.479136        9.123244
  Combined Optional
    Benefits                17.080022        17.421383                -               -         11.110864       12.317029

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                                                                                                                       JNL/
                               JNL/MCM         JNL/MCM      JNL/Oppenheimer                        JNL/PIMCO       PPM America
                             Value Line(R)       VIP         Global Growth    JNL/Oppenheimer    Total Return       High Yield
                            25 Portfolio      Portfolio        Portfolio      Growth Portfolio  Bond Portfolio    Bond Portfolio
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
 M&E CLASS

         1.000                   11.442423               -        11.504893           8.326560        14.354794                 -
         1.100                   11.439655       11.087700        11.462444                  -        14.256603                 -
         1.150                   11.438329       11.086460        11.441077           8.280614        14.208362                 -
         1.250                   11.435577       11.083783        11.399871           8.250264        14.111421                 -
         1.300                   11.434190       11.082430        11.378888           8.235417        14.063454                 -
         1.350                           -               -                -                  -        14.015432                 -
         1.395                           -               -                -                  -                -                 -
         1.400                   11.431449       11.079752        11.337213           8.205125        13.967644                 -
         1.420                           -               -                -                  -        13.948331                 -
         1.450                   11.430086       11.078403        11.316298           8.190195        13.920081                 -
         1.500                   11.428705       11.077106        11.295809           8.175236        13.872445                 -
         1.545                   11.427546       11.075916        11.277088           8.161597        13.829889                 -
         1.550                   11.427318       11.075714        11.275106           8.160267        13.825160                 -
         1.560                           -               -                -           8.157048        13.815712                 -
         1.570                   11.426698               -        11.266633           8.154236        13.806281                 -
         1.575                           -               -        11.263524           8.152772        13.801535                 -
         1.600                   11.425924       11.074465        11.253919           8.145087        13.777834                 -
         1.605                           -               -                -                  -                -                 -
         1.630                   11.425012               -                -                  -                -                 -
         1.645                   11.424682       11.073210        11.235662           8.131705        13.735410                 -
         1.650                   11.424635       11.073110        11.233727           8.130390        13.730776                 -
         1.660                           -               -                -                  -        13.721010                 -
         1.670                   11.423981               -        11.228471           8.124229        13.711954                 -
         1.695                   11.423302       11.071882        11.215273           8.115332        13.688843                 -
         1.700                   11.423150       11.071770        11.213708           8.115072        13.684262                 -
         1.710                   11.422947       11.071521        11.209151           8.112442        13.674780                 -
         1.720                           -               -        10.520775           7.603558        13.665459                 -
         1.725                           -               -        11.200970                  -        13.660786                 -
         1.745                           -               -                -                  -        13.641987                 -
         1.750                   11.421794       11.070374        11.194518           8.094004        13.637468                 -
         1.760                   11.421601       11.070349                -                  -        13.627740                 -
         1.795                   11.420482               -        11.174247           8.087211        13.595550                 -
         1.800                   11.420461       11.069103        11.171654           8.085747        13.590950                 -
         1.810                   11.420171       11.068792        11.167868           8.082743        13.581339                 -
         1.820                           -               -        11.163726           8.098285        13.572352                 -
         1.825                           -               -        11.162479                  -        13.567641                 -
         1.845                   11.419220       11.067851        11.153601           8.072360        13.549149                 -
         1.850                   11.419072       11.067738        11.151842           8.070859        13.544246                 -
         1.860                   11.418830       11.067515        11.147524           8.068003        13.535291                 -
         1.870                           -               -        11.138416           8.064483        13.525979                 -
         1.895                   11.417821       11.066530        11.133541           8.057848        13.502898                 -
         1.900                   11.417727       11.066452        11.131175           8.055876        13.497807                 -
         1.910                           -               -                -                  -                -                 -
         1.920                   11.417121       11.065800        11.122383           8.050257        13.479820                 -
         1.945                   11.416906       11.065265        11.113703           8.072336        13.456848                 -
         1.950                   11.416345       11.065105        11.110822           8.041360        13.454495                 -
         1.955                           -               -                -                  -        13.447065                 -


                                        JNL/Putnam        JNL/Putnam       JNL/Putnam        JNL/S&P         JNL/S&P
                    JNL/Putnam        International        Midcap        Value Equity    Core Index 50    Core Index 75
                 Equity Portfolio    Equity Portfolio  Growth Portfolio   Portfolio        Portfolio        Portfolio
                 ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
                 ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
 M&E CLASS

         1.000                   -         14.011462                 -               -                -                -
         1.100                   -         13.876331                 -               -                -                -
         1.150           20.680819         13.810362          7.665919       20.312647                -                -
         1.250           20.487473         13.677896          7.631307       20.115186                -                -
         1.300           20.389309         13.612229          7.613731       20.018512                -                -
         1.350                   -         13.546668                 -       19.922371                -                -
         1.395                   -                 -                 -               -                -                -
         1.400           20.193547         13.482146          7.578152       19.826972                -                -
         1.420                   -                 -                 -               -                -                -
         1.450           20.096664         13.416864          7.560488       19.731546                -                -
         1.500           19.999677         13.352394          7.542802       19.636681                -                -
         1.545           19.912988         13.294519          7.525708       19.550428                -                -
         1.550           19.903078         13.288254          7.525142       19.542862                -                -
         1.560                   -         13.275225                 -               -                -                -
         1.570           19.865597         13.262592          7.518248       19.504696                -                -
         1.575           19.856013                 -          7.516486       19.495259                -                -
         1.600           19.808178         13.224322          7.507800       19.448373                -                -
         1.605                   -                 -                 -               -                -                -
         1.630                   -                 -                 -               -                -                -
         1.645           19.721577         13.166602                 -       19.363689                -                -
         1.650           19.715657         13.160731          7.490268       19.354845                -                -
         1.660                   -                 -                 -               -                -                -
         1.670                   -                 -          7.483053               -                -                -
         1.695           19.627171         13.103871          7.474268       19.271077                -                -
         1.700           19.618304         13.098176          7.472754       19.262119                -                -
         1.710           19.599417         13.084992          7.469276       19.243356                -                -
         1.720           19.580321         13.072354          7.465382       19.224772                -                -
         1.725                   -         13.066007          7.464118       19.215506                -                -
         1.745                   -                 -                 -               -                -                -
         1.750           19.622632         13.035047          7.301147       19.169068                -                -
         1.760                   -         13.021623                 -               -                -                -
         1.795           19.439782         12.978022          7.439621       19.086313                -                -
         1.800           19.430141         12.971919          7.437853       19.077132                -                -
         1.810           19.410999         12.960108          7.434438       19.059703                -                -
         1.820           19.393281         12.946866          7.420065       19.040157                -                -
         1.825                   -         12.944970                 -       19.038021                -                -
         1.845           19.346178         12.915917          7.422361       18.994641                -                -
         1.850           19.336640         12.909546          7.420428       18.985380                -                -
         1.860           19.318337         12.897113          7.417153       18.967072                -                -
         1.870           19.299486         12.884771          7.413571       18.948895                -                -
         1.895           19.253072         12.853714          7.404999       18.903282                -                -
         1.900           19.243802         12.847482          7.403313       18.894270                -                -
         1.910                   -                 -                 -               -                -                -
         1.920           19.206152         12.822781          7.396366       18.857857                -                -
         1.945                   -         12.791126                 -               -                -                -
         1.950           19.151632         12.785758          7.385979       18.803358                -                -
         1.955                   -         12.779242                 -               -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                                                                       JNL/
                               JNL/MCM         JNL/MCM      JNL/Oppenheimer                        JNL/PIMCO       PPM America
                             Value Line(R)       VIP         Global Growth    JNL/Oppenheimer    Total Return       High Yield
                            25 Portfolio      Portfolio        Portfolio      Growth Portfolio  Bond Portfolio    Bond Portfolio
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
        M&E CLASS

         1.960                   11.416023       11.064859        11.106682           8.038358        13.443066                 -
         1.970                           -               -        11.102635           8.035119        13.433410                 -
         1.995                   11.415035       11.063879        11.092417           8.026617        13.410926                 -
         2.000                   11.414901       11.063799        11.090293           8.026598        13.406377                 -
         2.005                           -               -                -                  -                -                 -
         2.010                   11.414646       11.063428        11.086400           8.023028        13.397178                 -
         2.020                           -               -        11.082349                  -        13.387974                 -
         2.045                   11.413667       11.062569        11.072129           8.013370        13.365208                 -
         2.050                   11.413577       11.062461        11.070165           8.011914        13.359937                 -
         2.060                   11.413322       11.062146        11.066102           8.008966        13.351436                 -
         2.070                   11.412897               -                -           8.006598        13.342685                 -
         2.095                           -       11.061140        11.051796           7.998855        13.319414                 -
         2.100                   11.412175       11.061194        11.046314           7.994933        13.317376                 -
         2.110                   11.411905       11.060872        11.045783           7.994129        13.305922                 -
         2.120                           -               -        11.041967           7.991330        13.297069                 -
         2.145                   11.410928       11.059877        11.044879           7.984005        13.274413                 -
         2.150                   11.410819       11.059766        11.029590           7.982387        13.269576                 -
         2.160                   11.410592       11.059496        11.025681           7.977162        13.260518                 -
         2.170                   11.410254       11.059250        11.021825                  -        13.251323                 -
         2.195                   11.409507               -        11.011459           7.969326        13.228778                 -
         2.200                   11.409467       11.058366        11.009403           7.967415        13.224211                 -
         2.210                   11.409174       11.058153        11.005361           7.967550        13.215233                 -
         2.220                           -               -        11.000696                  -        13.206249                 -
         2.245                           -               -        10.991162                  -        13.183623                 -
         2.250                   11.407944       11.057057        11.021862                  -        13.215836                 -
         2.260                   11.407687       11.056834        10.985153           7.950456        13.170184                 -
         2.270                           -               -        10.981394           7.947532        13.161208                 -
         2.280                           -               -                -                  -        13.151730                 -
         2.295                           -       11.055828        10.959701                  -        13.138448                 -
         2.300                   11.406667       11.055822        10.969148           7.941023        13.134206                 -
         2.305                           -               -                -                  -        13.128965                 -
         2.310                   11.406470       11.055557        10.965062           7.935848        13.125220                 -
         2.320                           -       11.055228        10.960947                  -        13.115523                 -
         2.345                   11.405528               -        10.950978           7.925633        13.093843                 -
         2.350                   11.405243       11.054495        10.948982           7.924222        13.089363                 -
         2.360                   11.404939       11.054210        10.944960           7.922494        13.080595                 -
         2.370                           -               -        10.942600                  -        13.071603                 -
         2.395                           -               -        10.930794           7.911061        13.049233                 -
         2.400                   11.403930       11.053116        10.928291           7.909866        13.044662                 -
         2.405                           -               -                -                  -                -                 -
         2.410                   11.403669       11.052868        10.924694           7.906735        13.036566                 -
         2.420                           -               -                -                  -                -                 -
         2.445                           -               -        10.910879           7.896615        13.004655                 -
         2.450                   11.402453       11.051526        10.907243           7.895154        13.000225                 -
         2.460                   11.402324       11.051713        10.904752           7.892031        12.991269                 -
         2.470                           -               -        10.900310                  -        12.982346                 -
         2.495                           -               -        10.890704           7.882523                -                 -


                                           JNL/Putnam        JNL/Putnam       JNL/Putnam        JNL/S&P          JNL/S&P
                        JNL/Putnam        International        Midcap        Value Equity    Core Index 50    Core Index 75
                     Equity Portfolio    Equity Portfolio  Growth Portfolio   Portfolio        Portfolio        Portfolio
                     ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
                     ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
       M&E CLASS

        1.960                19.132922         12.773436          7.382615       18.785149                -                -
        1.970                19.114446         12.762686          7.379133       18.766670                -                -
        1.995                19.068356         12.730391          7.370550       18.721964                -                -
        2.000                19.058952         12.724268          7.368933       18.714078                -                -
        2.005                        -                 -                 -               -                -                -
        2.010                19.040196         12.712137          7.365443       18.694940                -                -
        2.020                        -         12.699807                 -       18.676951                -                -
        2.045                18.976772         12.669301          7.353342       18.631895                -                -
        2.050                18.967757         12.663197          7.351654       18.623035                -                -
        2.060                18.949423         12.650950          7.348182       18.605179                -                -
        2.070                        -                 -                 -               -                -                -
        2.095                18.886515         12.608382          7.335757       18.539424                -                -
        2.100                18.875437         12.602316          7.353879       18.537711                -                -
        2.110                18.858439         12.590327          7.330859       18.516147                -                -
        2.120                18.839511                 -          7.327691       18.497846                -                -
        2.145                18.794915         12.548280          7.318322       18.453493                -                -
        2.150                18.785779         12.541735          7.317405       18.444296                -                -
        2.160                18.767608         12.527848          7.313843       18.426668                -                -
        2.170                        -         12.517515                 -       18.409098                -                -
        2.195                18.704041         12.487651          7.302190       18.382829                -                -
        2.200                        -         12.481095          7.299985       18.356369                -                -
        2.210                18.676800         12.469353          7.296985       18.338064                -                -
        2.220                        -                 -                 -               -                -                -
        2.245                        -                 -                 -               -                -                -
        2.250                        -         12.421446          7.283267       18.297586                -                -
        2.260                18.587715         12.409464          7.279938       18.250170                -                -
        2.270                        -         12.397138          7.276509       18.232423                -                -
        2.280                        -                 -                 -               -                -                -
        2.295                        -         12.361583          7.268047               -                -                -
        2.300                18.516162         12.362897          7.266489       18.179726                -                -
        2.305                        -                 -                 -               -                -                -
        2.310                18.498356         12.350049          7.262935       18.162269                -                -
        2.320                        -         12.334176                 -               -                -                -
        2.345                        -         12.307931          7.251100       18.101669                -                -
        2.350                        -         12.302168          7.249384       18.092407                -                -
        2.360                18.408847         12.290094          7.245761       18.074999                -                -
        2.370                18.390841                 -          7.242539       18.057655                -                -
        2.395                        -         12.249098          7.234188       18.014084                -                -
        2.400                        -         12.242839          7.232438               -                -                -
        2.405                        -                 -                 -               -                -                -
        2.410                        -         12.230559          7.286969       17.987566                -                -
        2.420                        -                 -                 -               -                -                -
        2.445                18.259221                 -          7.217334       17.927459                -                -
        2.450                18.250277         12.175453          7.215864       17.919010                -                -
        2.460                18.231747         12.171394          7.212169       17.901578                -                -
        2.470                18.214699                 -          7.208887               -                -                -
        2.495                        -         12.131332                 -               -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                                                                       JNL/
                               JNL/MCM         JNL/MCM      JNL/Oppenheimer                        JNL/PIMCO       PPM America
                             Value Line(R)       VIP         Global Growth    JNL/Oppenheimer    Total Return       High Yield
                            25 Portfolio      Portfolio        Portfolio      Growth Portfolio  Bond Portfolio    Bond Portfolio
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
        M&E CLASS

         2.500                           -               -        10.888915                  -        12.955851                 -
         2.505                           -               -                -                  -                -                 -
         2.510                   11.400939       11.050189        10.884856           7.877801        12.946986                 -
         2.520                           -               -                -                  -                -                 -
         2.545                   11.399837               -        10.870621                  -        12.915972                 -
         2.550                   11.399787       11.049018        10.869025           7.866278        12.914453                 -
         2.560                   11.399430       11.049284        10.864959           7.863525        12.902774                 -
         2.570                           -               -                -                  -                -                 -
         2.595                   11.398607       11.047819                -                  -        12.871303                 -
         2.600                           -       11.047727        10.848174                  -        12.869369                 -
         2.605                           -               -                -                  -                -                 -
         2.610                   11.398089               -        10.845042           7.848931        12.858781                 -
         2.620                           -               -                -                  -                -                 -
         2.645                           -               -                -                  -                -                 -
         2.650                           -       11.046383        10.829371                  -        12.823674                 -
         2.660                   11.396770       11.046137        10.824800           7.834329        12.814479                 -
         2.670                           -               -                -                  -                -                 -
         2.680                           -               -                -                  -                -                 -
         2.695                   11.395760               -        10.811378                  -        12.784000                 -
         2.700                           -       11.045090        10.809113                  -        12.779725                 -
         2.710                   11.395344       11.044922        10.804969           7.819875        12.770881                 -
         2.720                           -               -                -                  -                -                 -
         2.745                           -               -        10.791273           7.809995        12.740432                 -
         2.750                           -               -        10.784619                  -        12.730335                 -
         2.760                   11.394022       11.043494        10.784986                  -        12.726897                 -
         2.770                           -               -                -                  -                -                 -
         2.795                   11.393141               -                -                  -                -                 -
         2.800                   11.392955               -        10.769695           7.794495        12.692802                 -
         2.810                   11.392633       11.042159        10.765723                  -        12.683603                 -
         2.820                           -               -                -                  -                -                 -
         2.845                           -               -        10.751427                  -                -                 -
         2.850                           -               -        10.750965                  -        12.649801                 -
         2.860                   11.391250       11.040769                -                  -        12.640046                 -
         2.895                           -               -        10.732045                  -        12.610172                 -
         2.900                           -               -        10.730803           7.765760        12.606118                 -
         2.910                           -       11.039490        10.726492           7.763078        12.597812                 -
         2.920                           -               -                -                  -                -                 -
         2.950                           -               -        10.710298                  -        12.562699                 -
         2.955                           -               -                -                  -                -                 -
         2.960                   11.388625       11.038125        10.706444                  -        12.559056                 -
         2.995                           -               -        10.692561                  -                -                 -
         3.000                           -               -        10.690077                  -        12.519899                 -
         3.010                           -       11.036886        10.686660                  -        12.511507                 -
         3.045                           -               -        10.673053                  -        12.481667                 -
         3.050                           -               -        10.670888           7.722955                -                 -
         3.060                           -       11.035519        10.667337           7.720365        12.469080                 -
         3.070                           -               -        10.663019                  -                -                 -

                                          JNL/Putnam        JNL/Putnam       JNL/Putnam        JNL/S&P         JNL/S&P
                      JNL/Putnam        International        Midcap        Value Equity    Core Index 50    Core Index 75
                   Equity Portfolio    Equity Portfolio  Growth Portfolio   Portfolio        Portfolio        Portfolio
                   ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
                   ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
       M&E CLASS

        2.500                      -         12.125749                 -               -                -                -
        2.505                      -                 -                 -               -                -                -
        2.510              18.145745         12.114180          7.195677       17.815679                -                -
        2.520                      -                 -                 -               -                -                -
        2.545                      -         12.072994                 -       17.755688                -                -
        2.550              18.075513         12.067441          7.181925       17.747097                -                -
        2.560              18.058065         12.055670          7.178600       17.729976                -                -
        2.570                      -                 -                 -               -                -                -
        2.595                      -                 -                 -               -                -                -
        2.600                      -         12.009770                 -               -                -                -
        2.605                      -                 -                 -               -                -                -
        2.610              17.971213         11.997790          7.161921       17.644776                -                -
        2.620                      -                 -                 -               -                -                -
        2.645                      -                 -                 -               -                -                -
        2.650              17.902323         11.951442                 -       17.577408                -                -
        2.660              17.884060         11.939301          7.144977       17.559358                -                -
        2.670                      -                 -                 -               -                -                -
        2.680                      -                 -                 -               -                -                -
        2.695                      -         11.898650                 -       17.500370                -                -
        2.700                      -                 -                 -               -                -                -
        2.710              17.797970         11.882390          7.128294       17.474666                -                -
        2.720                      -                 -                 -               -                -                -
        2.745                      -         11.842908          7.116775               -                -                -
        2.750                      -         11.842483          7.114886       17.407497                -                -
        2.760              17.712049         11.825269                 -               -                -                -
        2.770                      -         11.814230                 -               -                -                -
        2.795                      -                 -                 -               -                -                -
        2.800                      -         11.780262                 -       17.324576                -                -
        2.810                      -                 -          7.095182       17.307947                -                -
        2.820                      -                 -                 -               -                -                -
        2.845                      -                 -                 -               -                -                -
        2.850                      -                 -                 -       17.241364                -                -
        2.860              17.542526         11.713132          7.078399               -                -                -
        2.895                      -                 -                 -               -                -                -
        2.900                      -         11.667334                 -               -                -                -
        2.910              17.458276         11.657120          7.062569       17.141546                -                -
        2.920                      -                 -                 -               -                -                -
        2.950                      -                 -                 -       17.075539                -                -
        2.955                      -                 -                 -               -                -                -
        2.960                      -         11.600038                 -               -                -                -
        2.995                      -                 -                 -               -                -                -
        3.000                      -                 -                 -               -                -                -
        3.010              17.291086         11.543682          7.029265       16.977051                -                -
        3.045                      -                 -          7.017800               -                -                -
        3.050                      -                 -                 -               -                -                -
        3.060              17.207404         11.487710          7.012544       16.895122                -                -
        3.070                      -                 -                 -               -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                                                                       JNL/
                               JNL/MCM         JNL/MCM      JNL/Oppenheimer                        JNL/PIMCO       PPM America
                             Value Line(R)       VIP         Global Growth    JNL/Oppenheimer    Total Return       High Yield
                            25 Portfolio      Portfolio        Portfolio      Growth Portfolio  Bond Portfolio    Bond Portfolio
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
        M&E CLASS

         3.095                           -               -                -                  -                -                 -
         3.100                           -               -        10.654522                  -        12.434612                 -
         3.110                           -               -        10.647224                  -        12.426128                 -
         3.145                           -               -                -                  -                -                 -
         3.150                   11.383246               -                -                  -                -                 -
         3.160                           -               -                -                  -                -                 -
         3.200                           -               -                -                  -                -                 -
         3.210                   11.381625       11.031481        10.608594           7.677775        12.341617                 -
         3.250                           -               -                -                  -                -                 -
         3.255                           -               -                -                  -                -                 -
         3.260                           -               -                -                  -                -                 -
         3.270                           -               -                -                  -                -                 -
         3.310                           -               -        10.569286                  -                -                 -
         3.350                           -               -                -                  -                -                 -
         3.400                           -               -        10.534358                  -        12.182209                 -
         3.410                           -               -        10.553022                  -        12.174145                 -
         3.450                           -               -                -                  -        12.140849                 -
         3.460                           -               -                -                  -                -                 -
         3.500                           -               -                -                  -                -                 -
         3.510                           -               -                -                  -                -                 -
         3.560                           -               -                -                  -                -                 -
         3.600                           -               -                -                  -                -                 -
         3.610                           -               -                -                  -                -                 -
         3.650                           -               -                -                  -                -                 -
         3.660                           -               -                -                  -                -                 -
         3.700                           -               -                -                  -        11.934886                 -
         3.710                           -               -                -                  -        11.926497                 -
         3.750                           -               -                -                  -                -                 -
         3.760                           -               -                -                  -                -                 -
         3.800                           -               -                -                  -                -                 -
         3.860                           -               -                -                  -                -                 -
         3.895                           -               -                -                  -                -                 -
         4.000                           -               -                -                  -                -                 -


 PERSPECTIVE
  Standard Benefit               11.702357       11.333790        11.337295           8.205322        11.255073                 -
   Maximum Anniversary
     Value Benefit                       -               -        12.850061           8.886084        11.450700                 -
   Earnings Protection
     Benefits                            -               -        11.795047           8.656749        11.269227                 -
   Combined Optional
     Benefits                            -               -        12.306723           8.866504        11.319420                 -



                                             JNL/Putnam        JNL/Putnam       JNL/Putnam        JNL/S&P          JNL/S&P
                          JNL/Putnam        International        Midcap        Value Equity    Core Index 50    Core Index 75
                       Equity Portfolio    Equity Portfolio  Growth Portfolio   Portfolio        Portfolio        Portfolio
                       ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
                       ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
        M&E CLASS

         3.095                         -                 -                 -               -                -                -
         3.100                         -         11.444301          6.999728       16.835610                -                -
         3.110                         -                 -                 -               -                -                -
         3.145                         -                 -                 -       16.757063                -                -
         3.150                         -                 -                 -               -                -                -
         3.160                         -                 -                 -               -                -                -
         3.200                         -                 -                 -               -                -                -
         3.210                         -                 -          6.963899               -                -                -
         3.250                         -                 -                 -               -                -                -
         3.255                         -                 -                 -               -                -                -
         3.260                         -                 -                 -               -                -                -
         3.270                         -                 -                 -               -                -                -
         3.310                         -                 -                 -               -                -                -
         3.350                         -                 -                 -               -                -                -
         3.400                         -                 -                 -               -                -                -
         3.410                         -         11.107256                 -               -                -                -
         3.450                         -         11.064433                 -               -                -                -
         3.460                         -                 -                 -               -                -                -
         3.500                         -                 -                 -               -                -                -
         3.510                         -                 -                 -               -                -                -
         3.560                         -                 -                 -               -                -                -
         3.600                         -                 -                 -               -                -                -
         3.610                         -                 -                 -               -                -                -
         3.650                         -                 -                 -               -                -                -
         3.660                         -                 -                 -               -                -                -
         3.700                         -                 -                 -               -                -                -
         3.710                         -                 -                 -               -                -                -
         3.750                         -                 -                 -               -                -                -
         3.760                         -                 -                 -               -                -                -
         3.800                         -                 -                 -               -                -                -
         3.860                         -                 -                 -               -                -                -
         3.895                         -                 -                 -               -                -                -
         4.000                         -                 -                 -               -                -                -


 PERSPECTIVE
  Standard Benefit             16.905072         13.311835          7.578419       17.268447                -                -
   Maximum Anniversary
     Value Benefit             10.307351         11.587218         11.177340       10.455422                -                -
   Earnings Protection
     Benefits                   9.678844         10.925293          9.775595       10.016437                -                -
   Combined Optional
     Benefits                  10.466361         11.494116         11.226345       10.587862                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                                                                                   JNL/              JNL/
                        JNL/S&P        JNL/S&P Equity                          S&P Managed       S&P Managed           JNL/
                    Core Index 100       Aggressive        JNL/S&P Equity       Aggressive      Conservative       S&P Managed
                       Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio     Portfolio       Growth Portfolio
                    ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
                    ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
 M&E CLASS

         1.000                    -                   -                  -         13.025544                  -                -
         1.100                    -                   -                  -                 -          10.322593                -
         1.150                    -                   -                  -         12.894613          10.321446        13.130178
         1.250                    -                   -                  -         12.807884          10.318917        13.041974
         1.300                    -                   -                  -         12.765021                  -        12.998210
         1.350                    -                   -                  -         12.721752                  -                -
         1.395                    -                   -                  -                 -                  -                -
         1.400                    -                   -                  -         12.679346                  -        12.910982
         1.420                    -                   -                  -                 -                  -                -
         1.450                    -                   -                  -         12.636719                  -        12.867607
         1.500                    -                   -                  -         12.594230          10.312602        12.824304
         1.545                    -                   -                  -         12.556165          10.311599        12.785495
         1.550                    -                   -                  -         12.551898          10.311478        12.781192
         1.560                    -                   -                  -                 -                  -                -
         1.570                    -                   -                  -         12.535032                  -        12.763997
         1.575                    -                   -                  -         12.529428                  -        12.759727
         1.600                    -                   -                  -         12.509774          10.310236        12.738231
         1.605                    -                   -                  -                 -                  -                -
         1.630                    -                   -                  -                 -                  -                -
         1.645                    -                   -                  -         12.471421                  -        12.699449
         1.650                    -                   -                  -         12.468981          10.309019        12.695267
         1.660                    -                   -                  -                 -                  -                -
         1.670                    -                   -                  -         12.450468          10.308416        12.678082
         1.695                    -                   -                  -         12.429912          10.307876        12.657000
         1.700                    -                   -                  -         12.425758          10.307695        12.653041
         1.710                    -                   -                  -         12.417365          10.307520        12.644228
         1.720                    -                   -                  -         12.409051                  -        12.635699
         1.725                    -                   -                  -                 -                  -        12.631455
         1.745                    -                   -                  -                 -                  -        12.614341
         1.750                    -                   -                  -         12.383955          10.306510        12.610150
         1.760                    -                   -                  -         12.373821          10.306054        12.601312
         1.795                    -                   -                  -         12.346533                  -        12.572067
         1.800                    -                   -                  -         12.342339          10.305253        12.567794
         1.810                    -                   -                  -         12.333762          10.305031        12.559118
         1.820                    -                   -                  -         12.325785                  -        12.550896
         1.825                    -                   -                  -                 -                  -        12.546663
         1.845                    -                   -                  -         12.304988                  -        12.529778
         1.850                    -                   -                  -         12.300834          10.304058        12.520355
         1.860                    -                   -                  -         12.292574          10.303811        12.517113
         1.870                    -                   -                  -         12.284342                  -        12.508662
         1.895                    -                   -                  -         12.263609                  -        12.487689
         1.900                    -                   -                  -         12.259549          10.302795        12.483449
         1.910                    -                   -                  -                 -                  -                -
         1.920                    -                   -                  -         12.242998                  -        12.466669
         1.945                    -                   -                  -         12.222058          10.301456        12.445666
         1.950                    -                   -                  -         12.218273          10.301557        12.441494
         1.955                    -                   -                  -         12.213484                  -                -


                                                                                                                JNL/Salomon
                       JNL/              JNL/                                                                     Brothers
                   S&P Managed        S&P Managed          JNL/S&P          JNL/Salomon         JNL/Salomon    U.S. Government
                     Moderate          Moderate        Very Aggressive     Brothers High      Brothers Strategic  & Quality
                    Portfolio        Growth Portfolio Growth Portfolio I Yield Bond Portfolio Bond Portfolio   Bond Portfolio
                 -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
                 -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
 M&E CLASS

         1.000                  -                 -                   -           13.446454         19.361240       16.195599
         1.100          10.512096         12.862656                   -           13.347399         19.174995       16.039936
         1.150          10.510885         12.819669                   -           13.309237         19.083425       15.963356
         1.250          10.508359         12.733517                   -           13.218540         18.900329       15.810128
         1.300                  -         12.690870                   -           13.173425         18.809569       15.734293
         1.350                  -                 -                   -           13.128462         18.719143       15.658622
         1.395                  -                 -                   -                   -                 -               -
         1.400          10.504535         12.605760                   -           13.083653         18.629144       15.583386
         1.420                  -                 -                   -                   -         18.593079               -
         1.450                  -         12.563392                   -           13.038997         18.539663       15.508480
         1.500          10.502039         12.521155                   -           12.994491         18.450558       15.433928
         1.545          10.500886         12.482798                   -           12.954563         18.370767       15.367245
         1.550          10.500769         12.479085                   -           12.950138         18.361760       15.359835
         1.560                  -                 -                   -           12.941289         18.344193               -
         1.570                  -         12.462298                   -           12.932434         18.310965       15.330177
         1.575                  -         12.458234                   -                   -         18.354662       15.322793
         1.600          10.499315         12.437135                   -           12.905939         18.273463       15.286588
         1.605                  -                 -                   -                   -                 -               -
         1.630                  -                 -                   -                   -         18.218341               -
         1.645                  -         12.399321                   -           12.846644         18.194096       15.219500
         1.650          10.498254         12.395433                   -           12.861892         18.187119       15.212653
         1.660                  -         12.386628                   -           12.853101                 -               -
         1.670          10.497660         12.378449                   -           12.844346         18.150434       15.183114
         1.695          10.497087         12.357867                   -           12.822376         18.107093       15.146660
         1.700          10.496994         12.353703                   -           12.817986         18.098224       15.139432
         1.710          10.496725         12.345408                   -           12.809227         18.080142       15.124786
         1.720                  -         12.337073                   -           12.800472         18.074933       15.110163
         1.725                  -         12.332773                   -                   -         18.051329       15.102924
         1.745                  -         12.316243                   -                   -                 -               -
         1.750          10.495699         12.312210                   -           12.774244         18.011205       15.066584
         1.760          10.495156                 -                   -           12.765514         17.993616       15.051666
         1.795                  -         12.274966                   -           12.734994         17.933615       15.001397
         1.800          10.494463         12.270832                   -           12.730637         17.924867       14.994188
         1.810          10.494142         12.262351                   -           12.721938         17.907572       14.980509
         1.820                  -         12.254290                   -           12.713254         17.890242       14.965355
         1.825                  -                 -                   -                   -                 -               -
         1.845                  -         12.233714                   -           12.691525         17.847209       14.929286
         1.850          10.493198         12.229552                   -           12.687185         17.838728       14.922056
         1.860          10.492957         12.221355                   -           12.627884         17.821480       14.907710
         1.870                  -         12.328248                   -           12.669850         17.804518       14.893492
         1.895          10.491884         12.192594                   -           12.648211         17.761430       14.857520
         1.900          10.491969         12.188492                   -           12.643882         17.753082       14.850374
         1.910                  -                 -                   -           12.628261                 -               -
         1.920                  -         12.172089                   -           12.626610         17.718768       14.821869
         1.945          10.490728         12.151634                   -           12.605021         17.675569       14.786115
         1.950          10.490475         12.147540                   -           12.600728         17.667621       14.778969
         1.955                  -                 -                   -           12.589488         17.658291       14.771195

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                                 JNL/              JNL/
                       JNL/S&P        JNL/S&P Equity                        S&P Managed      S&P Managed              JNL/
                   Core Index 100       Aggressive        JNL/S&P Equity       Aggressive      Conservative       S&P Managed
                      Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio     Portfolio       Growth Portfolio
                   ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
                   ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
       M&E CLASS

         1.960                   -                   -                  -         12.210064          10.301316        12.433139
         1.970                   -                   -                  -         12.201864                  -        12.424708
         1.995                   -                   -                  -         12.181316          10.300380        12.403855
         2.000                   -                   -                  -         12.176916          10.300291        12.399657
         2.005                   -                   -                  -                 -                  -                -
         2.010                   -                   -                  -         12.169016          10.300105        12.391328
         2.020                   -                   -                  -         12.160252                  -        12.383034
         2.045                   -                   -                  -         12.140381          10.299013        12.362151
         2.050                   -                   -                  -         12.136421          10.304915        12.358290
         2.060                   -                   -                  -         12.128101          10.315100        12.349673
         2.070                   -                   -                  -         12.120006                  -        12.341395
         2.095                   -                   -                  -         12.099572          10.298381        12.320603
         2.100                   -                   -                  -         12.095475          10.297857        12.316460
         2.110                   -                   -                  -         12.087426          10.297220        12.308138
         2.120                   -                   -                  -         12.079211                  -        12.299874
         2.145                   -                   -                  -         12.058862                  -        12.279176
         2.150                   -                   -                  -         12.054905          10.296591        12.275045
         2.160                   -                   -                  -         12.046710          10.296365        12.266773
         2.170                   -                   -                  -         12.038628                  -        12.256790
         2.195                   -                   -                  -         12.017792          10.295428        12.237899
         2.200                   -                   -                  -         12.014297          10.295382        12.233788
         2.210                   -                   -                  -         12.006182          10.295100        12.225539
         2.220                   -                   -                  -         11.997570                  -        12.217419
         2.245                   -                   -                  -         11.976068                  -        12.196606
         2.250                   -                   -                  -         11.973912          10.294058        12.192644
         2.260                   -                   -                  -         11.965860          10.293991        12.184448
         2.270                   -                   -                  -         11.957780                  -        12.176253
         2.280                   -                   -                  -                 -                  -                -
         2.295                   -                   -                  -         11.937709                  -        12.155759
         2.300                   -                   -                  -         11.933647          10.292860        12.151670
         2.305                   -                   -                  -         11.927839                  -                -
         2.310                   -                   -                  -         11.925566                  -        12.143513
         2.320                   -                   -                  -         11.917006                  -        12.135283
         2.345                   -                   -                  -         11.897548          10.291759        12.114894
         2.350                   -                   -                  -         11.893526          10.291647        12.110806
         2.360                   -                   -                  -         11.885467          10.291333        12.102652
         2.370                   -                   -                  -                 -                  -        12.094495
         2.395                   -                   -                  -         11.856970          10.290544        12.074191
         2.400                   -                   -                  -         11.853609          10.290396        12.070106
         2.405                   -                   -                  -                 -                  -                -
         2.410                   -                   -                  -         11.845379          10.290131        12.062462
         2.420                   -                   -                  -         11.835457                  -                -
         2.445                   -                   -                  -         11.817716                  -        12.033569
         2.450                   -                   -                  -         11.813718          10.289134        12.029535
         2.460                   -                   -                  -         11.805600          10.288896        12.021428
         2.470                   -                   -                  -         11.797278                  -        12.013057
         2.495                   -                   -                  -         11.777353                  -        11.992524


                                                                                                                JNL/Salomon
                       JNL/              JNL/                                                                     Brothers
                   S&P Managed        S&P Managed          JNL/S&P          JNL/Salomon         JNL/Salomon    U.S. Government
                     Moderate          Moderate        Very Aggressive     Brothers High      Brothers Strategic  & Quality
                    Portfolio        Growth Portfolio Growth Portfolio I Yield Bond Portfolio Bond Portfolio   Bond Portfolio
                 -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
                 -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
       M&E CLASS

         1.960          10.490074         12.139388                   -           12.592112         17.650559       14.764770
         1.970                  -         12.131142                   -           12.583553         17.634094       14.750070
         1.995                  -         12.110814                   -           12.562010         17.591148       14.715044
         2.000          10.489386         12.106752                   -           12.557716         17.582667       14.707954
         2.005                  -                 -                   -                   -                 -               -
         2.010          10.489119         12.098570                   -           12.549134         17.565861       14.693824
         2.020                  -         12.090409                   -           12.540558         17.549214       14.679583
         2.045          10.488294         12.070018                   -           12.519135         17.506552       14.644357
         2.050          10.488173         12.081506                   -           12.514858         17.498388       14.637130
         2.060          10.487899         12.057915                   -           12.506302         17.481309       14.623147
         2.070                  -         12.049812                   -           12.498232         17.463495               -
         2.095                  -         12.029541                   -           12.476407         17.422401       14.573909
         2.100          10.486888         12.025490                   -           12.472138         17.415386       14.566886
         2.110          10.486588         12.017407                   -           12.463618         17.397210       14.553929
         2.120                  -         12.009253                   -           12.455100         17.378772       14.534867
         2.145          10.485762         11.989132                   -           12.433821         17.339365       14.503923
         2.150          10.485608         11.985160                   -           12.429572         17.330422       14.496966
         2.160          10.485374         11.977041                   -           12.421073         17.313686       14.482931
         2.170                  -         11.968959                   -           12.413156         17.299743       14.469455
         2.195          10.484434         11.948841                   -           12.391376         17.255382       14.434406
         2.200          10.484344         11.944854                   -           12.387140         17.247033       14.427218
         2.210          10.484092         11.936758                   -           12.378675         17.230442       14.413301
         2.220                  -         11.928721                   -           12.370146         17.212785       14.398698
         2.245                  -         11.908471                   -           12.349090         17.172497       14.362550
         2.250          10.483106         11.904662                   -           12.344873         17.164205       14.423949
         2.260          10.482833         11.896667                   -           12.336429         17.147637       14.344057
         2.270                  -         11.888640                   -           12.327962                 -       14.330184
         2.280                  -                 -                   -           12.313561                 -               -
         2.295                  -         11.868683                   -           12.306931         17.090445       14.295768
         2.300          10.481799         11.864681                   -           12.302732         17.081459       14.288637
         2.305                  -                 -                   -           12.292109                 -               -
         2.310          10.481523         11.856674                   -           12.294322         17.065658       14.275079
         2.320                  -         11.848714                   -                   -         17.047667               -
         2.345          10.480585         11.828756                   -           12.264933         17.007722               -
         2.350          10.480577         11.824790                   -           12.260737         16.999595       14.220426
         2.360          10.480259         11.816840                   -           12.252361         16.983147       14.206430
         2.370                  -         11.809141                   -           12.244000         16.967236       14.192010
         2.395          10.479442         11.789062                   -           12.223069         16.926049       14.158625
         2.400          10.479310         11.784713                   -           12.212093         16.917190       14.151268
         2.405                  -                 -                   -                   -                 -               -
         2.410                  -         11.777122                   -           12.210539         16.893768       14.139020
         2.420          10.478926         11.768737                   -                   -                 -               -
         2.445                  -         11.749429                   -           12.181355         16.844690       14.090668
         2.450          10.477952         11.745463                   -           12.177186         16.836537       14.083574
         2.460          10.477831         11.737561                   -           12.168856         16.818846       14.070134
         2.470                  -         11.729440                   -           12.160518         16.803186       14.056560
         2.495                  -         11.709952                   -                   -         16.763390               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                                                                                  JNL/              JNL/
                        JNL/S&P        JNL/S&P Equity                          S&P Managed      S&P Managed              JNL/
                    Core Index 100       Aggressive        JNL/S&P Equity       Aggressive      Conservative       S&P Managed
                       Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio     Portfolio       Growth Portfolio
                    ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
                    ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
       M&E CLASS

         2.500                    -                   -                  -         11.774020                  -        11.989083
         2.505                    -                   -                  -                 -                  -                -
         2.510                    -                   -                  -         11.766050          10.287579        11.981013
         2.520                    -                   -                  -         11.755915          10.287470        11.972456
         2.545                    -                   -                  -         11.737770                  -        11.952696
         2.550                    -                   -                  -         11.734423                  -        11.948778
         2.560                    -                   -                  -         11.726508          10.286474        11.940741
         2.570                    -                   -                  -         11.717991                  -        11.932438
         2.595                    -                   -                  -         11.698253                  -        11.912496
         2.600                    -                   -                  -         11.692926          10.285340        11.907793
         2.605                    -                   -                  -                 -                  -                -
         2.610                    -                   -                  -         11.687107          10.285186        11.900631
         2.620                    -                   -                  -         11.679066                  -                -
         2.645                    -                   -                  -         11.659580                  -        11.872602
         2.650                    -                   -                  -         11.655648                  -        11.868578
         2.660                    -                   -                  -         11.647591          10.283958        11.860590
         2.670                    -                   -                  -                 -                  -        11.852350
         2.680                    -                   -                  -                 -                  -                -
         2.695                    -                   -                  -         11.619735                  -        11.832649
         2.700                    -                   -                  -         11.614503          10.282978                -
         2.710                    -                   -                  -         11.608424          10.282724        11.820704
         2.720                    -                   -                  -                 -                  -        11.812318
         2.745                    -                   -                  -         11.580655                  -        11.792858
         2.750                    -                   -                  -         11.573544                  -        11.788527
         2.760                    -                   -                  -         11.569526          10.281487        11.780989
         2.770                    -                   -                  -         11.561791                  -        11.773097
         2.795                    -                   -                  -                 -                  -                -
         2.800                    -                   -                  -                 -                  -        11.749326
         2.810                    -                   -                  -         11.530057                  -        11.741384
         2.820                    -                   -                  -                 -                  -        11.733475
         2.845                    -                   -                  -         11.502898                  -        11.712966
         2.850                    -                   -                  -         11.499696                  -        11.709460
         2.860                    -                   -                  -         11.489846                  -        11.701398
         2.895                    -                   -                  -                 -                  -        11.674330
         2.900                    -                   -                  -                 -                  -                -
         2.910                    -                   -                  -         11.453299                  -        11.662540
         2.920                    -                   -                  -         11.444333                  -        11.654653
         2.950                    -                   -                  -                 -                  -                -
         2.955                    -                   -                  -                 -                  -                -
         2.960                    -                   -                  -                 -          10.276433        11.623069
         2.995                    -                   -                  -                 -                  -        11.595645
         3.000                    -                   -                  -                 -                  -                -
         3.010                    -                   -                  -         11.376002                  -        11.583879
         3.045                    -                   -                  -                 -                  -                -
         3.050                    -                   -                  -                 -                  -        11.552151
         3.060                    -                   -                  -                 -                  -        11.545335
         3.070                    -                   -                  -                 -                  -                -


                                                                                                               JNL/Salomon
                      JNL/              JNL/                                                                     Brothers
                  S&P Managed        S&P Managed          JNL/S&P          JNL/Salomon         JNL/Salomon    U.S. Government
                    Moderate          Moderate        Very Aggressive     Brothers High      Brothers Strategic  & Quality
                   Portfolio        Growth Portfolio Growth Portfolio I Yield Bond Portfolio Bond Portfolio   Bond Portfolio
                -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
                -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
       M&E CLASS

         2.500                 -         11.706378                   -           12.135641         16.755652       14.016085
         2.505                 -                 -                   -                   -                 -               -
         2.510         10.476529         11.698107                   -           12.127327         16.739589       14.002603
         2.520         10.476246         11.689795                   -                   -                 -               -
         2.545                 -         11.670461                   -           12.098302         16.683254       13.955094
         2.550         10.475520         11.666643                   -           12.094198         16.671916       13.941622
         2.560         10.475303         11.658818                   -           12.085931         16.658829       13.935170
         2.570                 -         11.650361                   -                   -                 -               -
         2.595         10.474412                 -                   -           12.050420         16.602404       13.887531
         2.600         10.474164         11.627472                   -           12.052924         16.597596       13.881232
         2.605                 -                 -                   -                   -                 -               -
         2.610                 -         11.619606                   -           12.044680         16.579994       13.869112
         2.620                 -                 -                   -                   -                 -               -
         2.645         10.472998         11.592098                   -                   -                 -               -
         2.650                 -         11.588298                   -           12.011777         16.514142       13.814754
         2.660         10.472750         11.580109                   -           12.003568         16.498800       13.801080
         2.670                 -                 -                   -                   -                 -               -
         2.680                 -                 -                   -                   -                 -               -
         2.695                 -                 -                   -           11.974817         16.443539       13.754427
         2.700         10.471698         11.548837                   -                   -         16.434552       13.748257
         2.710         10.471450         11.541394                   -           11.962593         16.421561       13.734937
         2.720                 -                 -                   -                   -                 -               -
         2.745                 -         11.514535                   -           11.933981         16.364327               -
         2.750                 -         11.510611                   -           11.929749         16.354259       13.685899
         2.760         10.470140         11.502146                   -           11.921771         16.340613       13.670097
         2.770                 -         11.495198                   -                   -                 -               -
         2.795         10.469217         11.475893                   -                   -                 -               -
         2.800                 -         11.471965                   -           11.889201         16.278174       13.616742
         2.810                 -         11.464214                   -           11.881086                 -               -
         2.820                 -         11.456514                   -                   -                 -               -
         2.845         10.467958         11.436476                   -                   -                 -               -
         2.850                 -         11.433322                   -           11.847845         16.197374       13.551524
         2.860         10.467649         11.425220                   -           11.840281         16.182176               -
         2.895                 -         11.398829                   -                   -                 -               -
         2.900                 -         11.394946                   -           11.808137         16.120126       13.485915
         2.910                 -         11.387362                   -           11.800107         16.106249       13.473132
         2.920                 -                 -                   -                   -                 -               -
         2.950                 -                 -                   -                   -         16.044016       13.420860
         2.955                 -                 -                   -                   -                 -               -
         2.960         10.465081         11.348352                   -           11.753294         16.027955               -
         2.995                 -                 -                   -                   -                 -               -
         3.000                 -                 -                   -                   -         15.967123       13.357111
         3.010                 -         11.310526                   -           11.719682         15.951648       13.343567
         3.045                 -         11.284201                   -                   -         15.897786               -
         3.050                 -                 -                   -                   -                 -               -
         3.060                 -         11.272632                   -           11.679691                 -       13.278719
         3.070                 -                 -                   -                   -                 -               -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                                    JNL/              JNL/
                          JNL/S&P        JNL/S&P Equity                        S&P Managed      S&P Managed              JNL/
                      Core Index 100       Aggressive        JNL/S&P Equity       Aggressive      Conservative       S&P Managed
                         Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio     Portfolio       Growth Portfolio
                      ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
                      ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
       M&E CLASS

         3.095                      -                   -                  -                 -                  -                -
         3.100                      -                   -                  -                 -                  -                -
         3.110                      -                   -                  -                 -                  -                -
         3.145                      -                   -                  -                 -                  -                -
         3.150                      -                   -                  -                 -                  -        11.474616
         3.160                      -                   -                  -         11.261649                  -        11.467555
         3.200                      -                   -                  -                 -                  -        11.436019
         3.210                      -                   -                  -         11.222108                  -        11.429016
         3.250                      -                   -                  -                 -                  -                -
         3.255                      -                   -                  -                 -                  -                -
         3.260                      -                   -                  -                 -                  -                -
         3.270                      -                   -                  -                 -                  -                -
         3.310                      -                   -                  -         11.147283                  -        11.352102
         3.350                      -                   -                  -                 -                  -                -
         3.400                      -                   -                  -                 -                  -                -
         3.410                      -                   -                  -                 -                  -                -
         3.450                      -                   -                  -                 -                  -                -
         3.460                      -                   -                  -                 -                  -                -
         3.500                      -                   -                  -                 -                  -        11.207763
         3.510                      -                   -                  -                 -                  -                -
         3.560                      -                   -                  -                 -                  -                -
         3.600                      -                   -                  -                 -                  -                -
         3.610                      -                   -                  -                 -                  -                -
         3.650                      -                   -                  -                 -                  -                -
         3.660                      -                   -                  -                 -                  -                -
         3.700                      -                   -                  -                 -                  -                -
         3.710                      -                   -                  -                 -                  -                -
         3.750                      -                   -                  -         10.821744                  -                -
         3.760                      -                   -                  -                 -                  -                -
         3.800                      -                   -                  -                 -                  -        10.983719
         3.860                      -                   -                  -                 -                  -                -
         3.895                      -                   -                  -                 -                  -                -
         4.000                      -                   -                  -                 -                  -                -


 PERSPECTIVE
  Standard Benefit                  -                   -                  -         12.679775          10.360607        12.910887
   Maximum Anniversary
     Value Benefit                  -                   -                  -         11.630386                  -        11.682594
   Earnings Protection
     Benefits                       -                   -                  -         10.877977                  -        11.088904
   Combined Optional
     Benefits                       -                   -                  -         11.201756                  -        11.458091


                                                                                                                     JNL/Salomon
                            JNL/              JNL/                                                                     Brothers
                        S&P Managed        S&P Managed          JNL/S&P          JNL/Salomon         JNL/Salomon    U.S. Government
                          Moderate          Moderate        Very Aggressive     Brothers High      Brothers Strategic  & Quality
                         Portfolio        Growth Portfolio Growth Portfolio I Yield Bond Portfolio Bond Portfolio   Bond Portfolio
                      -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
                      -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
       M&E CLASS

         3.095                       -                 -                   -                   -                 -               -
         3.100                       -         11.242192                   -                   -         15.819519       13.228438
         3.110                       -                 -                   -           11.639817                 -               -
         3.145                       -         11.208298                   -                   -                 -               -
         3.150                       -         11.204563                   -                   -                 -               -
         3.160                       -         11.196760                   -           11.593620                 -               -
         3.200                       -                 -                   -                   -                 -               -
         3.210                       -                 -                   -                   -                 -               -
         3.250                       -         11.129479                   -                   -                 -               -
         3.255                       -                 -                   -                   -                 -               -
         3.260                       -                 -                   -                   -                 -               -
         3.270                       -                 -                   -                   -                 -               -
         3.310                       -                 -                   -                   -                 -               -
         3.350                       -         11.054600                   -                   -                 -               -
         3.400                       -                 -                   -                   -         15.363073               -
         3.410                       -                 -                   -                   -         15.348791       12.838499
         3.450                       -                 -                   -                   -                 -               -
         3.460                       -                 -                   -                   -                 -               -
         3.500                       -                 -                   -                   -                 -               -
         3.510                       -                 -                   -                   -                 -               -
         3.560                       -                 -                   -                   -                 -               -
         3.600                       -                 -                   -                   -                 -               -
         3.610                       -                 -                   -                   -                 -               -
         3.650                       -         10.833641                   -                   -         14.997395               -
         3.660                       -                 -                   -                   -                 -               -
         3.700                       -                 -                   -                   -                 -               -
         3.710                       -                 -                   -                   -                 -               -
         3.750                       -         10.760930                   -                   -                 -       12.424813
         3.760                       -                 -                   -                   -                 -               -
         3.800                       -                 -                   -                   -                 -               -
         3.860                       -                 -                   -                   -                 -               -
         3.895                       -                 -                   -                   -                 -               -
         4.000                       -                 -                   -                   -                 -               -


 PERSPECTIVE
  Standard Benefit           10.594972         12.604653                   -           10.284371         18.245045       15.015046
   Maximum Anniversary
     Value Benefit                   -         11.472233                   -           10.287897         12.668101       11.025896
   Earnings Protection
     Benefits                        -         11.113713                   -           10.285343         12.871529       11.479216
   Combined Optional
     Benefits                        -         11.311540                   -           10.282781         12.368269       10.710999


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:



                                 JNL/            JNL/Select         JNL/Select           JNL/           JNL/
                           Select Balanced         Global           Large Cap        Select Money   Select Value
                              Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio  Portfolio
                          ------------------- ------------------ -----------------  --------------- --------------
                          ------------------- ------------------ -----------------  --------------- --------------
 M&E CLASS

         1.000                     23.932714                  -         27.141128        12.715315      16.594003
         1.100                             -                  -                 -                -              -
         1.150                     23.589433          23.778364         26.751654        12.522444      16.538471
         1.250                     23.363247          23.547149         26.495026        12.412409      16.500461
         1.300                     23.250972          23.434025         26.367674        12.343067      16.516786
         1.350                     23.139158                  -                 -                -      16.463696
         1.395                             -                  -         26.127169                -              -
         1.400                     23.027968          23.208704         26.114863        12.235436      16.445172
         1.420                     22.983330                  -                 -                -              -
         1.450                     22.917373          23.097891         25.989328        12.165923      16.427047
         1.500                     22.807241          22.986664         25.864504        12.117326      16.408305
         1.545                     22.708532          22.886670         25.751116        12.065026      16.388956
         1.550                     22.697544          22.875772         25.739743        12.059120      16.389698
         1.560                             -                  -         25.714757        12.047472              -
         1.570                     22.653803                  -         25.690684        12.037215      16.382166
         1.575                     22.642904                  -         25.678222        12.010233              -
         1.600                     22.588214          22.766371         25.616545        11.992573      16.371306
         1.605                             -                  -                 -                -              -
         1.630                     22.523227                  -                 -                -      16.359560
         1.645                     22.490310                  -                 -        11.948960      16.354460
         1.650                     22.479557          22.656478         25.493245        11.942964      16.352213
         1.660                             -                  -                 -        11.931467              -
         1.670                     22.436121                  -                 -        11.920170      16.344991
         1.695                     22.382846                  -         25.383065        11.891749      16.336505
         1.700                     22.371830          22.547631         25.378954        11.867230      16.334485
         1.710                     22.350277          22.525873         25.346332        11.875383      16.330786
         1.720                     22.328667                  -         25.322056        11.853564              -
         1.725                     22.317998                  -                 -        11.837749              -
         1.745                             -                  -         25.260801                -              -
         1.750                     22.264592          22.438759         25.248779        11.810153      16.315668
         1.760                     22.242225                  -         25.223507        11.817030              -
         1.795                     22.167925                  -         25.139623        11.777762      16.299525
         1.800                     22.157206          22.331467         25.127199        11.772922      16.303793
         1.810                     22.135513          22.310149         25.103220        11.760503      16.293741
         1.820                     22.114581                  -         25.079375        11.749722              -
         1.825                     22.103763                  -         25.067051                -              -
         1.845                     22.061344                  -         25.018835        11.721909      16.281039
         1.850                     22.051688          22.224376         25.006584        11.703996      16.277953
         1.860                     22.029642          22.202563         24.982322        11.704982      16.275980
         1.870                     22.008292                  -         24.958559        11.682338      16.272107
         1.895                     21.955222                  -         24.898524        11.664815      16.262907
         1.900                     21.945803          22.117166         24.886510        11.640682      16.261463
         1.910                             -                  -                 -        11.647604              -
         1.920                     21.900649                  -         24.838021        11.636722      16.253695
         1.945                     21.848151                  -         24.777908        11.608435      16.243878
         1.950                     21.839395          22.010369         24.804408        11.603077      16.242761
         1.955                     21.827900                  -                 -                -              -


                       JNL/T. Rowe       JNL/T. Rowe         JNL/
                   Price Established    Price Mid-Cap   T. Rowe Price
                   Growth Portfolio    Growth Portfolio Value Portfolio
                   ------------------  ---------------- ---------------
                   ------------------  ---------------- ---------------
 M&E CLASS

         1.000             26.801645         34.792013       13.468747
         1.100                     -         34.457431               -
         1.150             26.415091         34.292375       13.375327
         1.250             26.163304         33.963835       13.312496
         1.300             26.037967         33.800628       13.281378
         1.350                     -                 -               -
         1.395                     -                 -               -
         1.400             25.788196         33.476371       13.219560
         1.420                     -         33.411578       13.207055
         1.450             25.664409         33.315532       13.188728
         1.500             25.540946         33.155463       13.158005
         1.545             25.430356         33.011743       13.130314
         1.550             25.418338         32.996117       13.127336
         1.560             25.393641         32.964791       13.121192
         1.570             25.369241         32.932639       13.115051
         1.575             25.355325         32.980745       13.112921
         1.600             25.296001         32.837907       13.096709
         1.605                     -                 -               -
         1.630                     -         32.737784       13.078606
         1.645             25.186012         32.694838       13.068952
         1.650             25.174483         32.679593       13.066115
         1.660             25.149681         32.647506               -
         1.670             25.125198         32.616041       13.053733
         1.695             25.065140         32.538409       13.038805
         1.700             25.053398         32.522268       13.035708
         1.710             25.029225         32.491216       13.029613
         1.720             25.005221         32.459922       13.023620
         1.725             24.993143         32.444231       13.020557
         1.745                     -         32.381779               -
         1.750             24.933428         32.366277       13.005303
         1.760                     -                 -       12.998711
         1.795             24.825125         32.226412       12.977973
         1.800             24.813232         32.210706       12.974771
         1.810             24.790374         32.179706       12.969505
         1.820             24.761312         32.148107       12.962824
         1.825                     -         32.131592               -
         1.845             24.705840         32.071285       12.947732
         1.850             24.693941         32.055776       12.944672
         1.860             24.670005         32.025122       12.938638
         1.870             24.646109         31.994054       12.932750
         1.895             24.587164         31.915378       12.917552
         1.900             24.575620         31.901753       12.915224
         1.910                     -                 -       12.907974
         1.920             24.527969         31.840545       12.903620
         1.945             24.468823         31.765281       12.887081
         1.950             24.457228         31.734370       12.879703
         1.955                     -         31.732324       12.881082

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                 JNL/             JNL/Select         JNL/Select          JNL/           JNL/
                           Select Balanced         Global           Large Cap        Select Money   Select Value
                              Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio  Portfolio
                          ------------------- ------------------ -----------------  --------------- --------------
                          ------------------- ------------------ -----------------  --------------- --------------
        M&E CLASS

         1.960                     21.818290          21.989346         24.742966        11.592727      16.239107
         1.970                     21.797702                  -         24.719219        11.589602      16.234892
         1.995                     21.744834                  -         24.660023        11.553722      16.226291
         2.000                     21.734367          21.904925         24.647771        11.536785      16.224456
         2.005                             -                  -                 -                -              -
         2.010                     21.713233                  -         24.624338        11.537319      16.220839
         2.020                     21.692548          21.862921         24.600271        11.505576      16.217234
         2.045                     21.640519                  -         24.541215        11.497460      16.207885
         2.050                     21.629886          21.799699         24.529399        11.491863      16.206217
         2.060                     21.607875          21.778439         24.503547        11.480782      16.202340
         2.070                     21.587915                  -                 -        11.469687              -
         2.095                     21.536271                  -         24.422906        11.442114      16.189890
         2.100                     21.525467          21.695763         24.411650        11.457178      16.187737
         2.110                     21.505426          21.675139         24.388664        11.425492      16.184155
         2.120                     21.484580                  -         24.364662        11.414618      16.180700
         2.145                     21.432857                  -         24.305905        11.387603      16.171567
         2.150                     21.422662          21.589476         24.294151        11.381704      16.169508
         2.160                     21.401930          21.569999         24.270554        11.370713      16.166094
         2.170                     21.381262                  -         24.247321                -      16.163249
         2.195                     21.330012                  -         24.189145        11.332437      16.153316
         2.200                     21.319402          21.486085         24.179034        11.326865      16.151675
         2.210                     21.298939          21.453281         24.154156        11.316762      16.147990
         2.220                     21.277712                  -                 -        11.304542      16.143322
         2.245                     21.227300          21.393712                 -        11.277351      16.135277
         2.250                     21.215795                  -         24.060794        11.272671      16.133547
         2.260                     21.196534          21.363368         24.037990        11.262355      16.146695
         2.270                     21.176212                  -         24.014658        11.232224              -
         2.280                             -                  -                 -                -              -
         2.295                     21.125256                  -         23.954628        11.224412      16.136582
         2.300                     21.115093          21.280600         23.942019        11.217947      16.115189
         2.305                     21.104111                  -                 -                -              -
         2.310                     21.094716          21.259898         23.922462        11.207828      16.111682
         2.320                             -                  -         23.898083                -              -
         2.345                     21.023622                  -         23.841388                -              -
         2.350                     21.013589          21.178656         23.829405        11.164135      16.097040
         2.360                     20.996829          21.158429         23.808067        11.153374      16.093292
         2.370                     20.973071                  -                 -        11.141228      16.089693
         2.395                     20.922971                  -         23.729495        11.116836      16.079529
         2.400                     20.913164          21.076411                 -        11.109989      16.078333
         2.405                             -                  -                 -                -              -
         2.410                     20.892008          21.055166         23.692298        11.099612      16.074813
         2.420                             -                  -                 -                -              -
         2.445                     20.822018                  -         23.612958                -      16.062663
         2.450                     20.811935          20.975053         23.601037        11.058076      16.060833
         2.460                     20.791980          20.954970                 -        11.046825      16.057742
         2.470                     20.775478                  -                 -                -      16.053496
         2.495                             -          20.884638         23.498178        11.009124      16.044030



                        JNL/T. Rowe       JNL/T. Rowe         JNL/
                    Price Established    Price Mid-Cap   T. Rowe Price
                    Growth Portfolio    Growth Portfolio Value Portfolio
                    ------------------  ---------------- ---------------
                    ------------------  ---------------- ---------------
      M&E CLASS

       1.960                24.433566         31.718028       12.878581
       1.970                24.410440         31.686769       12.872522
       1.995                24.351326         31.608203       12.857336
       2.000                24.339761         31.595865       12.854317
       2.005                        -                 -               -
       2.010                24.316246         31.565615       12.848413
       2.020                24.292668         31.534895       12.842395
       2.045                24.234027         31.459273       12.827471
       2.050                24.222540         31.444169       12.824417
       2.060                24.199239         31.413741       12.818443
       2.070                24.174816         31.383538               -
       2.095                24.117509         31.307882       12.797398
       2.100                24.106074         31.293884       12.792434
       2.110                24.082930         31.263312       12.788475
       2.120                24.059457         31.232666       12.782609
       2.145                24.001852         31.157590       12.767736
       2.150                23.990435         31.142165       12.764710
       2.160                23.967030         31.112525       12.758744
       2.170                23.945395         31.082266       12.752737
       2.195                23.886484         31.007637       12.737835
       2.200                23.874566         30.993241       12.734930
       2.210                23.853842         30.962917       12.729021
       2.220                23.827740         30.932234       12.722444
       2.245                23.771639         30.858409       12.708191
       2.250                23.763488         30.865359       12.701425
       2.260                23.737415         30.814123       12.699281
       2.270                23.714256         30.784523       12.693257
       2.280                        -         30.752818               -
       2.295                23.657545         30.709304       12.678344
       2.300                23.646077         30.695468       12.675586
       2.305                23.633562         30.679541               -
       2.310                23.623296         30.666046       12.669498
       2.320                23.599190                 -       12.663042
       2.345                23.543506         30.562876       12.649033
       2.350                23.532335         30.548163       12.646043
       2.360                23.509566         30.518822       12.640150
       2.370                23.486685         30.489383       12.634263
       2.395                23.430462         30.416025       12.619514
       2.400                23.419278         30.400778       12.616449
       2.405                        -                 -               -
       2.410                23.396205         30.371350       12.610467
       2.420                        -                 -               -
       2.445                23.317919         30.269721       12.590062
       2.450                23.307481         30.253880       12.585518
       2.460                23.284232         30.225951       12.581857
       2.470                23.261842         30.195488       12.575166
       2.495                23.205390         30.123577       12.560728

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                                 JNL/             JNL/Select         JNL/Select          JNL/           JNL/
                           Select Balanced         Global           Large Cap        Select Money   Select Value
                              Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio  Portfolio
                          ------------------- ------------------ -----------------  --------------- --------------
                          ------------------- ------------------ -----------------  --------------- --------------
        M&E CLASS

         2.500                     20.710952                  -         23.487266        11.003927      16.042318
         2.505                             -                  -                 -                -              -
         2.510                     20.692021          20.854222         23.466153        10.993586      16.039169
         2.520                             -                  -                 -                -              -
         2.545                     20.623879                  -         23.388084        10.956256      16.025682
         2.550                     20.625305          20.773907         23.375909        10.949812      16.024675
         2.560                     20.592584                  -         23.352243        10.940478      16.020998
         2.570                             -                  -                 -                -              -
         2.595                     20.522055                  -                 -                -      16.011640
         2.600                     20.512638          20.673863         23.261523                -              -
         2.605                             -                  -                 -                -              -
         2.610                     20.493074          20.654663         23.239099        10.888173      16.003106
         2.620                             -                  -                 -        10.877497              -
         2.645                             -          20.584674                 -                -              -
         2.650                     20.415523                  -         23.151249        10.845997      15.988720
         2.660                     20.394862          20.554897         23.128174        10.835872      15.984799
         2.670                             -                  -                 -                -              -
         2.680                             -                  -                 -                -              -
         2.695                     20.326062                  -                 -                -      15.972177
         2.700                             -                  -                 -                -              -
         2.710                     20.296354          20.456433         23.017355        10.783148      15.966513
         2.720                             -                  -                 -                -              -
         2.745                     20.228409                  -         22.939977        10.747492      15.954778
         2.750                     20.219155          20.377389         22.929500                -      15.952097
         2.760                     20.198124          20.372880         22.912250        10.731209      15.949105
         2.770                             -                  -                 -                -              -
         2.795                             -                  -                 -                -              -
         2.800                     20.121841                  -                 -        10.690639      15.934798
         2.810                     20.102420                  -         22.796004        10.680146      15.931598
         2.820                             -                  -                 -                -              -
         2.845                     20.032409                  -                 -        10.643956      15.917117
         2.850                     20.025027                  -                 -                -      15.919083
         2.860                     20.004404                  -                 -                -      15.912007
         2.895                             -                  -                 -                -              -
         2.900                     19.928757                  -                 -        10.587397      15.897852
         2.910                     19.909601                  -         22.578523        10.577483      15.895403
         2.920                             -                  -                 -                -              -
         2.950                     19.832414                  -                 -                -      15.880577
         2.955                             -                  -                 -                -              -
         2.960                     19.812344                  -                 -        10.526341              -
         2.995                     19.746639                  -                 -                -              -
         3.000                     19.737415                  -                 -                -              -
         3.010                     19.717721          19.873296         22.361313                -      15.847617
         3.045                     19.651721                  -                 -                -              -
         3.050                             -                  -                 -                -              -
         3.060                     19.622693                  -                 -        10.425340      15.841279
         3.070                             -                  -                 -                -              -


                      JNL/T. Rowe       JNL/T. Rowe         JNL/
                  Price Established    Price Mid-Cap   T. Rowe Price
                  Growth Portfolio    Growth Portfolio Value Portfolio
                  ------------------  ---------------- ---------------
                  ------------------  ---------------- ---------------
      M&E CLASS

       2.500              23.194722         30.109754       12.557770
       2.505                      -                 -               -
       2.510              23.172300         30.080679       12.551967
       2.520                      -                 -               -
       2.545              23.094405         29.979895       12.531912
       2.550              23.092509         29.964934       12.534059
       2.560              23.061055         29.935911       12.522705
       2.570                      -                 -               -
       2.595              22.982037         29.838373       12.501954
       2.600              22.972281         29.820465       12.499199
       2.605                      -                 -               -
       2.610              22.950094         29.792164       12.493501
       2.620                      -                 -               -
       2.645                      -                 -               -
       2.650              22.861804         29.677573       12.470132
       2.660              22.838894         29.647997       12.464060
       2.670                      -                 -               -
       2.680                      -                 -               -
       2.695              22.762347         29.548374       12.444161
       2.700              22.752526         29.534254       12.440800
       2.710              22.729366         29.505616       12.434903
       2.720                      -                 -               -
       2.745              22.653414         29.407421       12.414886
       2.750              22.623245         29.392801       12.413674
       2.760              22.620877         29.363135       12.406267
       2.770                      -                 -       12.400276
       2.795                      -                 -       12.385135
       2.800              22.533642         29.251694       12.383123
       2.810              22.511856         29.223495       12.377385
       2.820                      -                 -               -
       2.845                      -         29.123733       12.356554
       2.850              22.431971         29.112974       12.358081
       2.860              22.402785         29.081108       12.347898
       2.895              22.327892         28.984513               -
       2.900              22.317751         28.971175       12.325513
       2.910              22.296085         28.943186       12.319730
       2.920                      -                 -               -
       2.950              22.209774         28.831154       12.296298
       2.955                      -                 -               -
       2.960                      -         28.801816       12.289986
       2.995              22.112980                 -               -
       3.000              22.102966                 -       12.267565
       3.010              22.081434         28.664559       12.261787
       3.045              22.007286         28.568602       12.241979
       3.050                      -                 -               -
       3.060              21.975104         28.527571       12.232929
       3.070                      -                 -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:



                                 JNL/            JNL/Select         JNL/Select           JNL/           JNL/
                           Select Balanced         Global           Large Cap        Select Money   Select Value
                              Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio  Portfolio
                          ------------------- ------------------ -----------------  --------------- --------------
                          ------------------- ------------------ -----------------  --------------- --------------
        M&E CLASS

         3.095                             -                  -                 -                -              -
         3.100                     19.550992                  -         22.172246                -      15.830128
         3.110                             -                  -         22.146092                -              -
         3.145                     19.463567          19.616056                 -                -              -
         3.150                             -                  -                 -                -              -
         3.160                             -          19.587758                 -                -              -
         3.200                             -                  -                 -                -              -
         3.210                             -                  -         21.933995                -              -
         3.250                             -                  -                 -                -              -
         3.255                             -                  -                 -                -              -
         3.260                             -                  -                 -                -      15.770202
         3.270                             -                  -                 -                -              -
         3.310                             -                  -                 -                -              -
         3.350                             -                  -                 -                -              -
         3.400                             -                  -                 -        10.089300      15.720205
         3.410                             -                  -                 -                -              -
         3.450                             -                  -                 -                -              -
         3.460                             -                  -                 -                -              -
         3.500                             -                  -                 -                -              -
         3.510                             -                  -                 -                -              -
         3.560                             -                  -                 -                -              -
         3.600                             -                  -                 -                -              -
         3.610                             -                  -                 -                -              -
         3.650                             -                  -                 -                -              -
         3.660                             -                  -                 -                -              -
         3.700                             -                  -                 -                -      15.614300
         3.710                             -                  -                 -                -              -
         3.750                             -                  -                 -         9.754873              -
         3.760                             -                  -                 -                -              -
         3.800                     18.272679                  -                 -                -              -
         3.860                             -          18.310425                 -                -              -
         3.895                             -                  -                 -                -              -
         4.000                             -                  -                 -                -              -


 PERSPECTIVE
  Standard Benefit                 20.795587          18.960524         21.611593        11.989676      16.445186
   Maximum Anniversary
     Value Benefit                 12.902533          11.088324          9.889478         9.781087      16.408275
   Earnings Protection
     Benefits                      12.662619          11.080901          9.095281         9.776190      16.371278
   Combined Optional
     Benefits                      12.786547          11.073491         10.322686         9.720419      16.334486


                           JNL/T. Rowe        JNL/T. Rowe         JNL/
                        Price Established    Price Mid-Cap   T. Rowe Price
                        Growth Portfolio    Growth Portfolio Value Portfolio
                        ------------------  ---------------- ---------------
                        ------------------  ---------------- ---------------
       M&E CLASS

        3.095                           -                 -               -
        3.100                   21.892223         28.411530       12.209357
        3.110                           -         28.389321       12.204290
        3.145                           -         28.294223       12.185017
        3.150                           -                 -               -
        3.160                   21.764783         28.253565               -
        3.200                           -                 -               -
        3.210                           -                 -               -
        3.250                           -                 -               -
        3.255                           -                 -               -
        3.260                           -                 -               -
        3.270                           -                 -               -
        3.310                           -                 -               -
        3.350                           -                 -               -
        3.400                   21.266833         27.607147       12.040472
        3.410                           -                 -               -
        3.450                           -         27.474870       12.012629
        3.460                           -                 -               -
        3.500                           -                 -               -
        3.510                           -                 -               -
        3.560                           -                 -               -
        3.600                           -                 -               -
        3.610                   20.840862         27.053957       11.922999
        3.650                           -                 -       11.900897
        3.660                           -                 -               -
        3.700                           -                 -               -
        3.710                           -                 -               -
        3.750                           -                 -               -
        3.760                           -                 -               -
        3.800                           -                 -               -
        3.860                           -         26.410043               -
        3.895                           -                 -               -
        4.000                           -                 -               -


PERSPECTIVE
 Standard Benefit               22.189401         27.031121       13.380074
  Maximum Anniversary
    Value Benefit               10.718715         13.381887       12.173093
  Earnings Protection
    Benefits                    10.541865         12.536180       11.543659
  Combined Optional
    Benefits                    10.579255         12.955923       12.089916

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                              Fifth         Fifth Third          Fifth         Fifth Third         JNL/              JNL/
                         Third Balanced    Disciplined Value Third Mid Cap    Quality Growth   AIM Large Cap     AIM Premier
                          VIP Portfolio    VIP Portfolio     VIP Portfolio    VIP Portfolio   Growth Portfolio Equity II Portfolio
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
 M&E CLASS

         1.000                         -                -                 -               -            31,112                 -
         1.100                         -                -                 -               -                 -                 -
         1.150                         -                -                 -               -           639,800                 -
         1.250                     2,714           69,820            32,766         127,371           138,035                 -
         1.300                         -                -                 -               -           283,073                 -
         1.350                         -                -                 -               -            42,026                 -
         1.395                         -                -                 -               -                 -                 -
         1.400                         -                -                 -               -           246,101                 -
         1.420                         -                -                 -               -                 -                 -
         1.450                         -                -                 -               -           127,915                 -
         1.500                     2,279            4,586             1,712           8,423           358,256                 -
         1.545                         -                -                 -               -            75,543                 -
         1.550                         -            1,956             1,210           4,008            13,466                 -
         1.560                         -                -                 -               -                 -                 -
         1.570                         -                -                 -               -            14,946                 -
         1.575                         -                -                 -               -                 -                 -
         1.600                     1,941           68,520            29,001         114,822           242,324                 -
         1.605                         -                -                 -               -                 -                 -
         1.630                         -                -                 -               -                 -                 -
         1.645                         -              615               262               -             1,143                 -
         1.650                       932            8,571             4,948          14,498           127,463                 -
         1.660                         -                -                 -               -                 -                 -
         1.670                         -                -                 -               -                82                 -
         1.695                         -                -                 -               -            31,964                 -
         1.700                       511            3,164             1,703           7,664           141,307                 -
         1.710                         -                -                 -               -           521,740                 -
         1.720                         -                -                 -               -             5,957                 -
         1.725                         -                -                 -               -                 -                 -
         1.745                         -                -                 -               -                 -                 -
         1.750                         -              605               268           1,303            90,684                 -
         1.760                         -            4,051             1,729           8,570                 -                 -
         1.795                         -                -                 -               -            11,209                 -
         1.800                         -            1,346               960           1,654           102,375                 -
         1.810                       428           13,339             4,987          14,177            54,354                 -
         1.820                         -                -                 -               -             1,469                 -
         1.825                         -                -                 -               -                 -                 -
         1.845                         -                -                 -               -            25,134                 -
         1.850                         -           16,271             6,972          34,034            28,396                 -
         1.860                         -                -                 -               -           205,838                 -
         1.870                         -                -                 -               -             2,377                 -
         1.895                         -                -                 -               -            50,046                 -
         1.900                         -            5,002             2,032          10,719            60,887                 -
         1.910                         -                -                 -               -                 -                 -
         1.920                         -                -                 -               -             1,997                 -
         1.945                         -                -                 -               -             5,081                 -
         1.950                         -            1,007               444           2,128            28,384                 -
         1.955                         -                -                 -               -                 -                 -


                        JNL/                                JNL/                            JNL/Eagle       JNL/FMR
                    AIM Small Cap       JNL/Alger      Alliance Capital JNL/Eagle Core      SmallCap        Balanced
                  Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio Equity Portfolio  Portfolio
                  ------------------  ---------------  ---------------- ---------------- --------------- ---------------
                  ------------------  ---------------  ---------------- ---------------- --------------- ---------------
M&E CLASS

        1.000                11,947                -                 -           14,480           5,805          64,483
        1.100                     -           17,320                 -                -           3,487               -
        1.150               396,158          241,196           214,485          345,613         216,498         837,195
        1.250               112,145           39,771            57,174           72,360          66,771         123,352
        1.300               163,897          130,856            98,313          182,045          92,211         582,036
        1.350                19,869                -                 -                -               -               -
        1.395                     -                -           176,282                -               -               -
        1.400               141,506          120,224           107,142          133,947          79,061         331,575
        1.420                     -                -                 -                -               -               -
        1.450                64,997           36,788            20,194           41,876          12,158         116,113
        1.500               187,197          119,713            87,036          201,640         103,984         325,340
        1.545                32,620           28,326            12,422           21,656          19,439          65,566
        1.550                15,248            9,570             5,128           11,582           3,274          70,072
        1.560                     -                -            42,878            2,037           1,769               -
        1.570                17,073            5,621             3,738            4,665           4,107           6,991
        1.575                     -                -                 -                -               -               -
        1.600               105,365          144,171            60,385           88,229          79,274         254,001
        1.605                     -                -                 -                -               -               -
        1.630                     -                -                 -              137               -               -
        1.645                 1,223              352               563            1,019             622             630
        1.650                67,825           38,898            21,666           54,786          45,116         110,134
        1.660                     -                -                 -                -           3,711               -
        1.670                 1,243              213                 -                -             499          26,922
        1.695                 8,806           40,690             6,659           13,912          14,530          38,408
        1.700                57,697           52,130            29,217           46,004          40,531         122,733
        1.710               252,679          251,087           159,599          265,234         165,210         357,235
        1.720                 3,558            9,705               385            8,890           2,693          24,440
        1.725                     -                -                 -                -               -               -
        1.745                     -                -                 -                -               -               -
        1.750                57,567           25,045            11,202           40,577          20,933          95,098
        1.760                 1,209                -                 -            5,838           3,645               -
        1.795                18,879           14,975             8,725            7,448          10,686          21,050
        1.800                28,695           29,938            23,972           23,335          16,753         101,845
        1.810                35,019           21,821            15,986           30,213          35,574          80,785
        1.820                 9,382            7,385                 -            1,933             497           1,750
        1.825                     -                -                 -                -               -               -
        1.845                28,636           16,157               960           11,568           6,889          37,336
        1.850                13,601            4,544             4,574           13,668          10,999          16,637
        1.860               121,925           80,854           124,827           94,796          60,486         208,797
        1.870                     -               75                 -                -               -             143
        1.895                24,130           19,296             6,135           17,073          25,500          69,675
        1.900                25,977           26,466            13,423           55,533          23,036          65,544
        1.910                     -                -                 -                -               -               -
        1.920                     -            2,618             4,557              437           2,306           3,867
        1.945                   455            5,109                 -                -             272          10,496
        1.950                39,133            7,887            13,518           17,532          15,144          36,408
        1.955                     -                -                 -                -               -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                              Fifth          Fifth Third         Fifth          Fifth Third        JNL/              JNL/
                         Third Balanced    Disciplined Value Third Mid Cap    Quality Growth   AIM Large Cap     AIM Premier
                          VIP Portfolio    VIP Portfolio     VIP Portfolio    VIP Portfolio   Growth Portfolio Equity II Portfolio
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
       M&E CLASS

         1.960                         -                -                 -               -           112,087                 -
         1.970                         -                -                 -               -                 -                 -
         1.995                         -                -                 -               -            15,361                 -
         2.000                         -                -                 -               -            30,781                 -
         2.005                         -                -                 -               -                 -                 -
         2.010                         -            4,391             1,828           9,524            59,103                 -
         2.020                         -                -                 -               -               474                 -
         2.045                         -                -                 -               -            11,041                 -
         2.050                         -            2,258               952           4,794            48,917                 -
         2.060                         -            5,665             2,408          12,197           130,999                 -
         2.070                         -                -                 -               -               552                 -
         2.095                         -                -                 -               -             9,888                 -
         2.100                         -            1,567               412           2,021             3,664                 -
         2.110                         -            1,255               543           2,730            27,259                 -
         2.120                         -                -                 -               -             1,346                 -
         2.145                         -                -                 -               -            19,483                 -
         2.150                         -            8,375             3,357          17,518            10,242                 -
         2.160                     1,286           14,177             6,496          29,200            54,913                 -
         2.170                         -                -                 -               -                 -                 -
         2.195                         -                -                 -               -             5,348                 -
         2.200                         -              330               124             705            10,515                 -
         2.210                         -            7,469             2,667          14,734            15,884                 -
         2.220                         -                -                 -               -             3,576                 -
         2.245                         -                -                 -               -             5,604                 -
         2.250                         -                -                 -               -             6,959                 -
         2.260                         -              399               354             483            99,055                 -
         2.270                         -                -                 -               -             1,291                 -
         2.280                         -                -                 -               -                 -                 -
         2.295                         -              442               199             958             6,925                 -
         2.300                         -            1,336               563           2,783            27,251                 -
         2.305                         -                -                 -               -                 -                 -
         2.310                         -                -                 -               -            24,115                 -
         2.320                         -                -                 -               -                 -                 -
         2.345                         -                -                 -               -             3,316                 -
         2.350                         -                -                 -               -               403                 -
         2.360                         -            1,389               581           2,875            49,600                 -
         2.370                         -                -                 -               -               904                 -
         2.395                         -                -                 -               -            17,138                 -
         2.400                         -            1,429               638           3,087                 -                 -
         2.405                         -                -                 -               -                 -                 -
         2.410                        47              452               188             913             5,949                 -
         2.420                         -                -                 -               -                 -                 -
         2.445                         -                -                 -               -             6,874                 -
         2.450                         -              260               108             421            13,953                 -
         2.460                         -            1,076               436           2,292            11,842                 -
         2.470                         -                -                 -               -             2,554                 -
         2.495                         -                -                 -               -               143                 -


                         JNL/                                JNL/                            JNL/Eagle       JNL/FMR
                     AIM Small Cap       JNL/Alger      Alliance Capital JNL/Eagle Core      SmallCap        Balanced
                   Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio Equity Portfolio  Portfolio
                   ------------------  ---------------  ---------------- ---------------- --------------- ---------------
                   ------------------  ---------------  ---------------- ---------------- --------------- ---------------
       M&E CLASS

         1.960                78,193           91,202            33,075           80,560          35,160         168,721
         1.970                   653              455                 -              274               -           1,025
         1.995                 3,421            3,962               723           11,084           4,662          20,930
         2.000                44,315           18,457            58,966            9,969          14,325          20,908
         2.005                     -                -                 -                -               -               -
         2.010                25,151            7,628            16,652            9,158          25,661          16,477
         2.020                     -              385                70              340           3,531           7,680
         2.045                 5,328            2,404             2,519              962           1,089          12,036
         2.050                21,051            7,941            14,405           26,222          17,793          35,210
         2.060                78,655           35,957             9,146           63,923          66,339         111,825
         2.070                   292                -                 -                -               -           1,136
         2.095                15,862            5,284             2,789            7,987           6,535          11,167
         2.100                 1,786            1,371             2,873            3,510           2,984           9,671
         2.110                 9,348            7,364             4,009            9,717           8,313          19,294
         2.120                     -            2,622                 -            1,877           1,846           6,406
         2.145                 6,893            3,186             7,782            4,722          10,215          34,204
         2.150                13,631           10,005             4,416           19,710          19,169          17,579
         2.160                26,073           22,254            16,930           29,270          31,614          70,555
         2.170                     -                -                 -                -               -           2,446
         2.195                 1,973            1,099             6,429            1,532           1,519           2,159
         2.200                 1,582              708             5,321            6,380           3,898          15,423
         2.210                 4,280            9,897             5,221           19,145          10,853          31,011
         2.220                   932              210                 -              427           1,621               -
         2.245                 2,749                -             1,803              315               -           1,844
         2.250                 1,471            1,331                 -            2,821           1,019           2,420
         2.260                26,428           11,174            22,195           35,097          51,333          66,686
         2.270                   876                -                 -                -               -             591
         2.280                     -                -                 -                -               -               -
         2.295                 2,492                -             9,256            6,782               -           4,640
         2.300                22,148            4,407            11,329           18,542          21,107          28,612
         2.305                     -                -                 -                -               -               -
         2.310                10,343            6,197             9,968            8,813           4,796          24,415
         2.320                     -                -                 -                -               -           3,487
         2.345                   443                -               869              761             119           3,374
         2.350                 3,250              895             8,505            4,309             354          11,433
         2.360                29,693            2,660             3,586           19,921           5,471          37,953
         2.370                     -               92                 -              255             552               -
         2.395                 8,038            4,749                 -            4,699           3,228           6,559
         2.400                   515                -                 -              245              93               -
         2.405                     -                -                 -                -               -               -
         2.410                 3,374              932               636           10,402           1,140          13,867
         2.420                     -                -                 -                -               -               -
         2.445                   720              715               891            3,355           2,437           1,653
         2.450                 8,359            3,801             2,541            9,260           3,587          28,361
         2.460                30,500            4,101               284           11,998             893          25,760
         2.470                   613            1,048                 -            2,900             154               -
         2.495                     -              675                 -              100           2,526               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:

                              Fifth          Fifth Third         Fifth          Fifth Third        JNL/              JNL/
                         Third Balanced    Disciplined Value Third Mid Cap    Quality Growth   AIM Large Cap     AIM Premier
                          VIP Portfolio    VIP Portfolio     VIP Portfolio    VIP Portfolio   Growth Portfolio Equity II Portfolio
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
       M&E CLASS

         2.500                         -              852               367           1,752             1,161                 -
         2.505                         -                -                 -               -                 -                 -
         2.510                         -                -                 -               -            18,842                 -
         2.520                         -                -                 -               -                 -                 -
         2.545                         -              688               148           1,333               534                 -
         2.550                         -                -                 -               -            10,211                 -
         2.560                         -              309                 -               -             6,100                 -
         2.570                         -                -                 -               -                 -                 -
         2.595                         -                -                 -               -               376                 -
         2.600                         -                -                 -               -                 -                 -
         2.605                         -                -                 -               -                 -                 -
         2.610                         -            1,832               702           3,522            66,397                 -
         2.620                         -                -                 -               -                 -                 -
         2.645                         -                -                 -               -                 -                 -
         2.650                         -                -                 -               -               260                 -
         2.660                         -                -                 -               -             4,290                 -
         2.670                         -                -                 -               -                93                 -
         2.680                         -                -                 -               -                 -                 -
         2.695                         -                -                 -               -               524                 -
         2.700                         -                -                 -               -                 -                 -
         2.710                         -              596               243           1,184            12,707                 -
         2.720                         -                -                 -               -                 -                 -
         2.745                         -                -                 -               -             2,422                 -
         2.750                         -                -                 -               -               250                 -
         2.760                         -                -                 -               -             1,324                 -
         2.770                         -                -                 -               -                 -                 -
         2.795                         -                -                 -               -                 -                 -
         2.800                         -                -                 -               -             2,417                 -
         2.810                         -                -                 -               -             1,332                 -
         2.820                         -                -                 -               -                 -                 -
         2.845                         -                -                 -               -                 -                 -
         2.850                         -                -                 -               -             1,080                 -
         2.860                         -                -                 -               -             1,387                 -
         2.895                         -                -                 -               -                 -                 -
         2.900                         -                -                 -               -                 -                 -
         2.910                         -                -                 -               -             7,111                 -
         2.920                         -                -                 -               -                 -                 -
         2.950                         -                -                 -               -                 -                 -
         2.955                         -                -                 -               -                 -                 -
         2.960                         -                -                 -               -                 -                 -
         2.995                         -                -                 -               -                 -                 -
         3.000                         -                -                 -               -                 -                 -
         3.010                         -            1,474               609               -             7,376                 -
         3.045                         -                -                 -               -                 -                 -
         3.050                         -                -                 -               -                 -                 -
         3.060                         -                -                 -               -             3,076                 -
         3.070                         -                -                 -               -                 -                 -


                      JNL/                                JNL/                            JNL/Eagle       JNL/FMR
                  AIM Small Cap       JNL/Alger      Alliance Capital JNL/Eagle Core      SmallCap        Balanced
                Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio Equity Portfolio  Portfolio
                ------------------  ---------------  ---------------- ---------------- --------------- ---------------
     M&E CLASS  ------------------  ---------------  ---------------- ---------------- --------------- ---------------

       2.500
       2.505                2,732               86             2,580            3,120             164             147
       2.510                    -                -                 -                -               -               -
       2.520               15,554            6,325             3,070            1,887           7,016           6,426
       2.545                    -                -                 -              371               -               -
       2.550                3,365                -                 -                -             163             745
       2.560                3,377            2,433               974              563             400           1,834
       2.570                1,365            3,202             3,452            7,999           2,929           9,817
       2.595                    -                -                 -                -               -               -
       2.600                    -                -                 -            1,792               -               -
       2.605                    -                -                 -              254               -           4,225
       2.610                    -                -                 -                -               -               -
       2.620                6,260            8,361             4,115           11,226           7,933          37,952
       2.645                    -                -                 -                -               -               -
       2.650                    -                -                 -                -               -               -
       2.660               13,200              462                 -            5,548           5,378          11,654
       2.670                9,364            3,829             2,825            3,476           6,396           7,870
       2.680                    -                -                 -                -               -               -
       2.695                    -                -                 -                -               -               -
       2.700                    -              351                 -              725             360               -
       2.710                1,904                -                 -                -               -               -
       2.720                  960            1,200             4,080            3,917           6,323           5,475
       2.745                    -                -                 -                -               -               -
       2.750                  552               84             2,559            2,696           1,664               -
       2.760                    -            1,098                 -                -               -              55
       2.770                  161               30               345              391             708           1,370
       2.795                    -                -                 -                -               -               -
       2.800                    -                -                 -                -               -               -
       2.810                1,813              262                 -            3,338             377           4,422
       2.820                1,394            1,778             1,182                -           1,787           2,371
       2.845                    -                -                 -                -               -               -
       2.850                    -            1,243                 -                -           1,473               -
       2.860                  503               96                 -                -               -             147
       2.895                  521                -               630                -             298           1,048
       2.900                    -                -                 -                -               -               -
       2.910                    -              169                 -                -           4,126             265
       2.920                2,039            2,213               968            1,540             783           2,025
       2.950                    -                -                 -                -               -               -
       2.955                    -                -                 -                -               -               -
       2.960                    -                -                 -                -               -               -
       2.995                    -                -                 -                -               -               -
       3.000                    -                -                 -                -               -               -
       3.010                    -                -                 -                -               -           2,332
       3.045                5,152            3,634               275              789           1,064           7,017
       3.050                  521                -                 -                -               -           3,249
       3.060                    -                -                 -                -               -               -
       3.070                  646              511             1,914                -               -           4,093
                                -                -                 -                -               -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                              Fifth         Fifth Third          Fifth         Fifth Third         JNL/              JNL/
                         Third Balanced    Disciplined Value Third Mid Cap    Quality Growth   AIM Large Cap     AIM Premier
                          VIP Portfolio    VIP Portfolio     VIP Portfolio    VIP Portfolio   Growth Portfolio Equity II Portfolio
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
       M&E CLASS

         3.095                         -                -                 -               -                 -                 -
         3.100                         -                -                 -               -                 -                 -
         3.110                         -                -                 -               -                 -                 -
         3.145                         -                -                 -               -                 -                 -
         3.150                         -                -                 -               -                 -                 -
         3.160                         -                -                 -               -                 -                 -
         3.200                         -                -                 -               -                 -                 -
         3.210                         -                -                 -               -                 -                 -
         3.250                         -                -                 -               -                 -                 -
         3.255                         -                -                 -               -                 -                 -
         3.260                         -                -                 -               -                 -                 -
         3.270                         -                -                 -               -                 -                 -
         3.310                         -                -                 -               -                 -                 -
         3.350                         -                -                 -               -                 -                 -
         3.400                         -                -                 -               -                 -                 -
         3.410                         -              575               250           1,253               947                 -
         3.450                         -                -                 -               -                 -                 -
         3.460                         -                -                 -               -                 -                 -
         3.500                         -                -                 -               -                 -                 -
         3.510                         -                -                 -               -                 -                 -
         3.560                         -                -                 -               -                 -                 -
         3.600                         -                -                 -               -                 -                 -
         3.610                         -                -                 -               -                 -                 -
         3.650                         -                -                 -               -                 -                 -
         3.660                         -                -                 -               -                 -                 -
         3.700                         -                -                 -               -                 -                 -
         3.710                         -                -                 -               -                 -                 -
         3.750                         -                -                 -               -                 -                 -
         3.760                         -                -                 -               -                 -                 -
         3.800                         -                -                 -               -                 -                 -
         3.860                         -                -                 -               -                 -                 -
         3.895                         -                -                 -               -                 -                 -
         4.000                         -                -                 -               -                 -                 -


 PERSPECTIVE
  Standard Benefit                     -                -                 -               -           949,950                 -
   Maximum Anniversary
     Value Benefit                     -                -                 -               -            15,487                 -
   Earnings Protection
     Benefits                          -                -                 -               -             4,874                 -
   Combined Optional
     Benefits                          -                -                 -               -             2,731                 -
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------

         Total                    10,138          257,449           113,167         465,650         5,689,052                 -
                         ================  ===============  ================  ==============  ================ =================


                                JNL/                                JNL/                           JNL/Eagle        JNL/FMR
                         T  AIM Small Cap       JNL/Alger      Alliance Capital JNL/Eagle Core      SmallCap        Balanced
                          Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio Equity Portfolio  Portfolio
                         -------------------  ---------------  ---------------- ---------------- --------------- ---------------
                         -------------------  ---------------  ---------------- ---------------- --------------- ---------------
       M&E CLASS

         3.095                            -                -                 -                -               -               -
         3.100                            -                -                 -                -               -               -
         3.110                            -                -                 -                -             112               -
         3.145                          914                -                 -              682               -               -
         3.150                            -                -                 -                -               -               -
         3.160                            -                -                 -                -               -           3,961
         3.200                            -                -                 -                -               -               -
         3.210                            -                -                 -                -               -               -
         3.250                            -                -                 -                -               -               -
         3.255                            -                -                 -                -               -               -
         3.260                            -                -                 -                -               -               -
         3.270                            -                -                 -                -               -               -
         3.310                            -                -                 -                -               -               -
         3.350                            -                -                 -                -               -               -
         3.400                            -                -                 -                -               -               -
         3.410                          202                -                 -                -               -               -
         3.450                            -                -                 -                -               -               -
         3.460                            -                -                 -                -               -               -
         3.500                            -                -                 -                -               -               -
         3.510                            -                -                 -                -               -               -
         3.560                            -                -                 -                -               -               -
         3.600                            -                -                 -                -               -               -
         3.610                            -                -                 -                -               -               -
         3.650                            -                -                 -                -               -               -
         3.660                            -                -                 -                -               -               -
         3.700                            -                -                 -                -               -               -
         3.710                            -                -                 -                -               -               -
         3.750                            -                -                 -                -               -               -
         3.760                            -                -                 -                -               -               -
         3.800                            -                -                 -                -               -               -
         3.860                            -                -                 -                -               -               -
         3.895                            -                -                 -                -               -               -
         4.000                            -                -                 -                -               -               -


 PERSPECTIVE
  Standard Benefit                  652,792        7,551,777         2,460,605        2,665,394       3,247,745       4,336,376
   Maximum Anniversary
     Value Benefit                    6,474           21,856            31,429           10,149           8,211          33,440
   Earnings Protection
     Benefits                         3,758           31,438            20,379           19,538          13,962          33,894
   Combined Optional
     Benefits                           702            1,393               650              367           1,158           3,678
                         -------------------  ---------------  ---------------- ---------------- --------------- ---------------
                         -------------------  ---------------  ---------------- ---------------- --------------- ---------------

         Total                    3,293,317        9,467,800         4,136,366        5,023,169       4,879,936       9,610,063
                         ===================  ===============  ================ ================ =============== ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                            JNL/FMR        JNL/JPMorgan      JNL/Lazard       JNL/Lazard                       JNL/MCM
                            Capital       International        Mid Cap         Small Cap         JNL/MCM        Bond Index
                        Growth Portfolio  Value Portfolio  Value Portfolio  Value Portfolio    25 Portfolio     Portfolio
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
 M&E CLASS

        1.000                     1,922           16,875                 -            4,579          169,648          45,833
        1.100                         -            1,900                 -                -           61,962               -
        1.150                    96,995          605,767           717,624          859,863        4,954,942       1,066,599
        1.250                    27,402          214,758           162,971          167,819        1,634,795         357,587
        1.300                    35,281          218,930           342,636          311,220        1,066,272         488,787
        1.350                         -                -                 -           27,018           61,901           4,801
        1.395                         -                -                 -                -                -               -
        1.400                    33,878          219,805           272,385          229,972          874,067         264,142
        1.420                         -                -                 -                -            6,305               -
        1.450                    11,052           28,640            92,065          103,321          502,570         197,577
        1.500                    37,715          276,095           321,622          315,804        2,756,404         760,820
        1.545                    20,795           46,378            65,983           61,703          492,656          65,895
        1.550                    17,739           22,823            18,403           15,072          309,701         128,554
        1.560                         -           43,379                 -                -           56,702               -
        1.570                     2,555           22,966            13,387           22,928           90,007          25,791
        1.575                         -                -                 -                -                -               -
        1.600                    20,731          373,241           231,704          257,657        1,790,512         898,651
        1.605                         -                -                 -                -            2,011               -
        1.630                         -              243               143                -            1,532               -
        1.645                     2,799            1,208             2,685            1,884           45,814           3,549
        1.650                    21,896           69,470           167,463          270,395        1,175,516         203,069
        1.660                         -           27,404                 -                -           15,652               -
        1.670                     1,819            1,830             1,358              346           32,401           5,022
        1.695                     3,260           80,872            23,906           29,275          158,695          62,777
        1.700                    25,577          106,887           119,255          114,511          737,334         280,223
        1.710                    50,921          423,661           519,863          610,104        2,192,073         663,190
        1.720                     1,450            1,266            15,742           11,301           25,283           8,420
        1.725                         -                -                 -                -                -               -
        1.745                         -                -               749                -            1,070               -
        1.750                     9,430           72,948            80,405           89,046          523,598         136,053
        1.760                       460                -             4,547            2,732           50,794          14,405
        1.795                     3,066           14,514            13,424           15,420           85,407           2,529
        1.800                    12,251           52,895           111,692           50,645          712,622         163,380
        1.810                    15,518           89,720           110,737           61,272          801,298         162,753
        1.820                         -            2,469            13,722           16,659            9,471           8,137
        1.825                         -                -                 -                -                -               -
        1.845                     1,910           35,140            34,918           41,085          157,763          36,738
        1.850                     1,005           34,490            27,691           22,243          299,178          97,856
        1.860                    24,705          145,976           325,666          233,561          805,224         552,371
        1.870                         -            5,263             2,648                -           33,377             869
        1.895                     1,969           37,855            34,350           59,461          160,540          26,614
        1.900                     5,236           51,761            79,068           59,971          416,456         197,804
        1.910                         -                -                 -                -           46,664               -
        1.920                         -            7,592            11,782            7,295           62,704          19,992
        1.945                     1,847            8,643             7,386            2,799           41,847           7,595
        1.950                     2,007           61,880            32,188           42,273          259,331         172,436
        1.955                         -                -                 -                -            5,263             682


                                                                               JNL/MCM
                      JNL/MCM             JNL/MCM           JNL/MCM          Enhanced          JNL/MCM          JNL/MCM
                   Communications     Consumer Brands        Energy        S&P 500 Stock      Financial          Global
                  Sector Portfolio    Sector Portfolio  Sector Portfolio  Index Portfolio   Sector Portfolio  15 Portfolio
                 -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
                 -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
 M&E CLASS

        1.000                     -                  -                 -           31,825                -          171,645
        1.100                 4,300                  -             2,241                -                -           63,812
        1.150               134,601             28,782           136,401          860,371           27,211        4,943,228
        1.250                61,451             15,934           101,113          179,865           26,954        1,823,324
        1.300                21,120              6,544            75,740          381,820           20,876        1,016,476
        1.350                     -                  -                 -                -                -           67,141
        1.395                     -                  -                 -                -                -                -
        1.400                28,114             16,521            64,155          250,867           28,445          830,965
        1.420                     -                  -                 -                -                -            6,756
        1.450                 9,538             10,336            25,909           89,475           48,088          480,031
        1.500                85,003             24,567           145,329          315,293           75,068        2,805,895
        1.545                26,260              1,401            22,442           95,963              703          332,195
        1.550                19,760              4,606            16,382           22,337           51,143          315,690
        1.560                     -                  -             1,774                -                -           57,478
        1.570                     -                  -             3,763            9,355            1,402           78,259
        1.575                     -                  -                 -                -                -                -
        1.600               113,500             22,700            75,121          295,549           42,842        1,855,241
        1.605                     -                  -                 -                -                -            2,092
        1.630                     -                  -                71                -                -            1,557
        1.645                     -                  -             2,974            4,374                -           53,326
        1.650                11,989                424            26,804          120,825           11,794        1,157,677
        1.660                     -                  -                 -                -                -           15,827
        1.670                     -                 30               500                -                -           28,490
        1.695                   885              1,461             9,011           52,783            5,843          143,946
        1.700                33,777             35,742            88,964          172,443           46,388          659,734
        1.710               218,541             23,442           247,879        1,125,896           45,061        2,219,288
        1.720                     -                716             2,447           24,272                -           26,003
        1.725                     -                  -                 -                -                -                -
        1.745                 2,801                  -               735                -                -            1,088
        1.750                 3,322              3,596            10,840           52,090            6,497          500,886
        1.760                     -                  -               543                -                -           52,508
        1.795                   749                  -               308           26,441            2,827           85,749
        1.800                10,043              3,959            31,750          118,332           23,352          704,280
        1.810                22,914             35,115            56,908          198,084           18,573          761,347
        1.820                     -                  -                 -            5,965                -            6,759
        1.825                     -                  -                 -                -                -                -
        1.845                     -              3,843             7,933           18,787              240          131,974
        1.850                 3,814                193            16,972           88,210           20,930          312,483
        1.860                15,024              2,506            44,526          264,467           33,670          797,216
        1.870                     -                395             4,316                -              358           24,058
        1.895                39,457              7,560            41,316           18,447           13,597          123,017
        1.900                12,199                652            11,018           69,992           10,142          373,997
        1.910                     -                  -                 -                -                -           20,463
        1.920                 6,413                691             7,424            5,716            2,035           58,327
        1.945                     -                  -             5,497           27,931            1,753           18,646
        1.950                13,269                 55            19,816          154,567           19,412          230,867
        1.955                     -                  -                 -              345                -            5,440


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                             JNL/FMR        JNL/JPMorgan      JNL/Lazard       JNL/Lazard                       JNL/MCM
                            Capital       International        Mid Cap         Small Cap         JNL/MCM        Bond Index
                        Growth Portfolio  Value Portfolio  Value Portfolio  Value Portfolio    25 Portfolio     Portfolio
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
       M&E CLASS

        1.960                    26,174          198,111           168,123          179,997          729,545         136,472
        1.970                         -                -               789                -           43,322           1,798
        1.995                     1,317           22,422            19,354           18,141           73,170          44,164
        2.000                     6,867           33,571            45,964           44,051          229,403          58,462
        2.005                         -                -                 -                -                -               -
        2.010                     5,417           28,527            45,879           51,632          222,286          70,818
        2.020                     3,318           11,127             5,912            5,359           30,682          17,302
        2.045                     2,575            3,389            10,405            7,187           81,191          16,926
        2.050                     3,823          125,519            55,648           55,269          373,732          85,823
        2.060                     3,065          155,593           115,905          133,919          989,365         324,772
        2.070                       545                -                 -              756            8,223          10,850
        2.095                       782           26,535            19,586           29,887           36,601          13,757
        2.100                       320           53,013            10,564           16,296           95,941          45,266
        2.110                     2,243           18,692            27,176           24,662           79,152         138,981
        2.120                         -            1,925             3,900            3,945           11,762           1,096
        2.145                     6,118            4,168            24,565           22,096           57,477           9,577
        2.150                     1,139           51,331            40,654           35,773          153,407          86,781
        2.160                    12,908          124,915            97,713           81,254          506,640         370,277
        2.170                         -                -                 -            2,023            7,192             845
        2.195                         -              251             6,644            5,741           28,233           6,662
        2.200                     2,465           13,355            12,593            8,677           99,654          25,258
        2.210                       714           68,114            36,721           37,435          322,591          72,568
        2.220                       106            1,505               995            2,036            4,253           4,034
        2.245                         -            2,433             2,931            2,262            8,874           4,178
        2.250                       170           28,402             8,978           11,891          147,875          37,750
        2.260                    12,164          101,798           152,664           94,577          384,091         123,908
        2.270                       422                -               251              795            5,047           1,041
        2.280                         -                -                 -                -              124               -
        2.295                         -           16,384            12,247            8,273           25,017           8,911
        2.300                     1,955           86,655            55,009           53,831          251,523          87,124
        2.305                         -                -                 -                -            1,415           2,165
        2.310                     6,079           29,301            33,246           18,574          249,722          68,677
        2.320                         -                -               972            1,144            6,055             357
        2.345                         -            1,304             3,256            2,710           18,645          10,900
        2.350                       199            6,230             1,958            2,221           46,475           2,362
        2.360                     6,746           29,686            61,383           48,929          321,580          53,254
        2.370                         -                -               567              654              311               -
        2.395                         -            8,103            14,873            8,401           44,225           3,618
        2.400                         -              696             1,460              756           13,767             876
        2.405                         -                -                 -                -                -               -
        2.410                       728            9,974            10,072            9,366          108,988          49,884
        2.420                         -                -                 -                -                -             651
        2.445                     2,583                -             4,297            2,020           20,487           8,591
        2.450                     3,838           11,518            27,205           30,910          150,987          21,024
        2.460                     6,227           29,679            36,642           31,204          189,376          72,939
        2.470                         -                -                 -                -            4,406           2,082
        2.495                         -            8,486               667            5,137            3,594           3,801



                                                                                   JNL/MCM
                          JNL/MCM             JNL/MCM           JNL/MCM          Enhanced          JNL/MCM          JNL/MCM
                       Communications     Consumer Brands        Energy        S&P 500 Stock      Financial          Global
                      Sector Portfolio    Sector Portfolio  Sector Portfolio  Index Portfolio   Sector Portfolio  15 Portfolio
                     -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
                     -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
       M&E CLASS

        1.960                     8,822             14,004            24,200           80,240           12,804          700,411
        1.970                         -                  -               953                -                -            7,319
        1.995                    11,544                945             4,181           13,578            1,841           52,000
        2.000                     1,385              6,584            52,144           37,638           25,069          183,115
        2.005                         -                  -                 -                -                -                -
        2.010                         -              1,540            13,789           33,541              250          187,036
        2.020                       299              1,271             5,904            5,609              677           30,481
        2.045                         -                  -             4,980           13,075                -           65,763
        2.050                     6,922              2,288            16,320           36,280           11,500          365,664
        2.060                   140,210             24,810            87,465           66,907           58,020          945,145
        2.070                         -                  -               599              504                -            8,350
        2.095                     5,372                  -             2,178            7,762            1,998           31,454
        2.100                    12,514              3,343             5,959           16,235            3,365          109,275
        2.110                     3,705              3,522             9,603           46,467            3,160           74,484
        2.120                         -                  -             3,280              761                -            6,615
        2.145                         -                296               547            7,849              834           55,682
        2.150                    10,141              3,875            11,178           68,491            7,604          154,083
        2.160                    66,431             28,299            51,189          122,047           35,004          523,936
        2.170                         -                  -               776              733                -            8,736
        2.195                         -                  -             3,042            3,850                -           22,226
        2.200                     5,148                  -             5,914            2,127              653           99,188
        2.210                     9,595              3,949            12,629           26,404            4,538          314,770
        2.220                         -                  -               802                -              995            6,604
        2.245                         -                  -               556            4,392                -           14,068
        2.250                         -                  -               103            6,267                -          146,868
        2.260                     7,222              5,945            43,813           70,352           17,838          354,121
        2.270                         -                  -                 -            4,705                -            5,450
        2.280                         -                  -                55                -                -               87
        2.295                     4,536                  -               122            4,203                -           23,832
        2.300                     5,302                382            10,940           45,114              118          260,269
        2.305                         -                  -                 -                -                -            1,731
        2.310                     1,937                  -             9,490           43,187            1,663          254,514
        2.320                     9,635                  -               156                -                -           10,284
        2.345                         -                  -               790            1,275              113           20,107
        2.350                         -                  -             5,477           15,760            1,122           46,909
        2.360                     5,801              2,038            17,509            5,677            4,167          320,066
        2.370                         -                  -                 -              232                -              436
        2.395                         -                  -             1,827            4,223              320           32,227
        2.400                         -                  -                34                -               24           15,254
        2.405                         -                  -                 -                -                -                -
        2.410                         -                286             1,953            1,490              961          119,294
        2.420                         -                  -                 -                -                -                -
        2.445                         -                  -                 -                -                -           26,304
        2.450                    15,627                  -             5,125           22,014            1,597          154,898
        2.460                   260,697             12,013            13,872           25,971            6,270          191,019
        2.470                         -                  -                 -           14,262                -            4,950
        2.495                         -                  -             4,792                -            2,370            8,175

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                             JNL/FMR        JNL/JPMorgan      JNL/Lazard      JNL/Lazard                        JNL/MCM
                            Capital       International        Mid Cap         Small Cap         JNL/MCM        Bond Index
                        Growth Portfolio  Value Portfolio  Value Portfolio  Value Portfolio    25 Portfolio     Portfolio
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
       M&E CLASS

        2.500                         -            2,654             4,166            3,681           19,149             189
        2.505                         -                -                 -                -            1,324               -
        2.510                       709           31,206            15,984           18,025          102,231          11,895
        2.520                         -                -                 -                -                -               -
        2.545                       168            1,608             4,057            2,905            3,176           9,240
        2.550                     2,145            2,633            10,751           10,303           62,987           3,314
        2.560                     1,637           10,267             5,334           26,528          156,201          44,508
        2.570                         -                -                 -                -                -           4,526
        2.595                         -              628                 -                -            2,728               -
        2.600                         -                -             3,281              441           10,599           3,649
        2.605                         -                -                 -                -              536               -
        2.610                     2,542           40,243            48,007           34,598          288,044          79,764
        2.620                         -                -                 -                -            1,482               -
        2.645                         -                -                 -                -           16,173           6,458
        2.650                       613           22,665             9,926            9,359           48,134           6,660
        2.660                       921           52,480            12,058           11,015          205,946          16,168
        2.670                         -                -                 -                -            7,166               -
        2.680                         -                -                 -                -            3,062               -
        2.695                         -                -               284               57            7,162               -
        2.700                         -                -                 -                -            1,865             192
        2.710                       954           24,859             6,988            6,076           65,387          30,374
        2.720                         -                -                 -                -                -               -
        2.745                         -            6,316             2,551            6,503           10,433             225
        2.750                        30              862             1,966            2,563            5,396              75
        2.760                       121              646             3,492              316           22,953           1,774
        2.770                         -                -               573                -                -               -
        2.795                         -              778                 -              550              109             763
        2.800                       358            1,278             2,498            2,101            1,894           7,821
        2.810                         -            2,264               952            7,161           11,370           2,205
        2.820                         -                -                 -                -                -               -
        2.845                         -                -             1,251                -                -               -
        2.850                         -              756               472              543            9,117             155
        2.860                         -              449             1,220            1,786           29,715           1,268
        2.895                         -                -                 -                -            1,654               -
        2.900                       149                -             4,724            1,638           10,112          24,036
        2.910                       504            7,490             5,034            6,737           18,743           6,180
        2.920                         -                -                 -                -                -               -
        2.950                         -                -                 -                -                -               -
        2.955                         -                -                 -                -              138               -
        2.960                         -              529                 -                -            6,349           1,058
        2.995                         -                -                 -                -                -               -
        3.000                         -                -                 -                -                -               -
        3.010                         -            3,444             7,224            4,538           19,404          12,854
        3.045                         -                -                 -                -              978               -
        3.050                         -                -                 -                -                -               -
        3.060                       288                -             2,500            2,401           17,519             490
        3.070                         -                -                 -                -                -               -


                                                                                 JNL/MCM
                        JNL/MCM             JNL/MCM           JNL/MCM          Enhanced          JNL/MCM          JNL/MCM
                     Communications     Consumer Brands        Energy        S&P 500 Stock      Financial          Global
                    Sector Portfolio    Sector Portfolio  Sector Portfolio  Index Portfolio   Sector Portfolio  15 Portfolio
                   -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
                   -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
       M&E CLASS

        2.500                       -                  -               798            2,131              124           21,014
        2.505                       -                  -                 -                -                -            1,356
        2.510                     243              2,493            28,006            7,750           28,651           73,824
        2.520                       -                  -                 -                -                -                -
        2.545                       -                  -             2,861                -            2,164            6,374
        2.550                      54                  -             3,018            2,201                -           41,178
        2.560                       -                  -               482            5,426            2,911           98,869
        2.570                       -                  -                 -                -                -                -
        2.595                       -                  -             1,264            1,738                -            1,611
        2.600                       -                  -             3,939              416                -           16,758
        2.605                       -                  -                 -                -                -              576
        2.610                  89,770              6,163            55,712           45,510           21,166          258,383
        2.620                       -                  -               278                -                -            1,618
        2.645                       -                  -                 -                -                -           16,205
        2.650                  20,843                395            11,585              821           10,466           46,534
        2.660                  18,282              3,412            11,529            4,098            2,126           76,190
        2.670                       -                  -                 -                -                -            7,593
        2.680                       -                  -                 -                -                -            3,323
        2.695                   1,290                545               343                -              480            8,082
        2.700                       -                  -                 -            3,348                -            1,897
        2.710                   2,643              1,044             8,278           24,330           12,211           71,615
        2.720                       -                  -                 -                -                -                -
        2.745                       -                  -             7,011            6,453            1,582           10,528
        2.750                       -                  -               450                -              709            4,617
        2.760                       -              1,151             4,639                -              913           29,664
        2.770                       -                  -                 -            3,752                -                -
        2.795                       -                451             1,171                -                -              509
        2.800                       -                  -             1,697           17,692            1,639            1,914
        2.810                       -                  -            10,927            1,476                -           11,265
        2.820                       -                  -                 -                -                -                -
        2.845                       -                  -                 -                -                -              206
        2.850                       -                  -                 -               60                -            2,225
        2.860                       -                  -             1,164                -              380           33,137
        2.895                       -                  -             2,666                -            3,349            3,267
        2.900                       -                  -             4,235                -                -           11,194
        2.910                   2,093                  -             9,848            6,887            4,188           32,523
        2.920                       -                  -                 -                -                -                -
        2.950                       -                  -                 -                -                -                -
        2.955                       -                  -                 -                -                -              147
        2.960                       -              1,023             1,239                -                -            6,859
        2.995                       -                  -                 -                -                -                -
        3.000                       -                  -                 -                -                -                -
        3.010                       -              7,862             1,989            1,019            8,517           18,359
        3.045                       -                  -               504                -              671            1,003
        3.050                       -                  -                 -                -                -                -
        3.060                       -                996               442                -              408           17,885
        3.070                       -                  -                 -                -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                            JNL/FMR        JNL/JPMorgan      JNL/Lazard       JNL/Lazard                         JNL/MCM
                            Capital       International        Mid Cap         Small Cap         JNL/MCM        Bond Index
                        Growth Portfolio  Value Portfolio  Value Portfolio  Value Portfolio    25 Portfolio     Portfolio
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
       M&E CLASS

        3.095                         -                -                 -                -                -               -
        3.100                         -                -                 -                -                -               -
        3.110                         -              206               751              438            3,061               -
        3.145                         -                -               336                -                -               -
        3.150                         -                -                 -                -                -               -
        3.160                         -                -                 -                -            2,655           5,109
        3.200                         -                -                 -                -            3,727               -
        3.210                         -                -                 -                -                -               -
        3.250                         -                -                 -                -                -               -
        3.255                         -                -                 -                -            2,113               -
        3.260                         -                -                 -                -            2,145               -
        3.270                         -                -                 -                -                -               -
        3.310                         -                -                 -                -              182               -
        3.350                         -                -                 -                -                -               -
        3.400                         -                -                 -                -                -               -
        3.410                         -                -               242              176              148               -
        3.450                         -                -                 -                -                -               -
        3.460                         -                -                 -                -                -               -
        3.500                         -                -                 -                -                -               -
        3.510                         -                -                 -                -                -               -
        3.560                         -                -                 -                -                -           5,075
        3.600                         -                -                 -                -                -               -
        3.610                         -                -                 -                -                -               -
        3.650                         -                -                 -                -                -               -
        3.660                         -                -                 -                -                -               -
        3.700                         -                -                 -                -                -               -
        3.710                         -                -                 -                -                -               -
        3.750                         -                -                 -                -                -               -
        3.760                         -                -                 -                -                -               -
        3.800                         -                -                 -                -                -               -
        3.860                         -                -                 -                -                -               -
        3.895                         -                -                 -                -                -               -
        4.000                         -                -                 -                -              675               -


 PERSPECTIVE
  Standard Benefit            7,525,467        1,316,981         2,937,921        2,444,450        3,562,666         591,854
   Maximum Anniversary
     Value Benefit                6,246                -            14,075            2,881            9,328           4,572
   Earnings Protection
     Benefits                    18,998            1,559             5,025            7,864           82,855           1,033
   Combined Optional
     Benefits                       172            4,482               495            2,841                -           4,103
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------

         Total                8,176,220        6,275,539         8,272,074        7,837,500       34,712,559      10,125,670
                        ================  ===============  ================ ================  =============== ===============
                        ================  ===============  ================ ================  =============== ===============

                                                                                   JNL/MCM
                           JNL/MCM             JNL/MCM           JNL/MCM          Enhanced          JNL/MCM          JNL/MCM
                        Communications     Consumer Brands        Energy        S&P 500 Stock      Financial          Global
                       Sector Portfolio    Sector Portfolio  Sector Portfolio  Index Portfolio   Sector Portfolio  15 Portfolio
                      -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
                      -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
       M&E CLASS

        3.095                          -                  -                 -                -                -                -
        3.100                          -                  -                 -                -                -                -
        3.110                          -                  -               508                -              752            2,192
        3.145                          -                  -                 -                -                -                -
        3.150                          -                  -                 -                -                -                -
        3.160                          -                  -                 -                -                -            2,740
        3.200                          -                  -                 -                -                -            3,790
        3.210                          -                  -                 -                -                -              103
        3.250                          -                  -                 -                -                -                -
        3.255                          -                  -                 -                -                -            2,276
        3.260                          -                  -                 -                -                -            2,196
        3.270                          -                  -                 -                -                -                -
        3.310                          -                  -                 -                -                -              184
        3.350                          -                  -                 -                -                -                -
        3.400                          -                  -                 -                -                -                -
        3.410                          -                  -                 -                -                -              163
        3.450                          -                  -                 -                -                -                -
        3.460                          -                  -                 -                -                -                -
        3.500                          -                  -                 -                -                -                -
        3.510                          -                  -                 -                -                -                -
        3.560                          -                  -                 -                -                -                -
        3.600                          -                  -                 -                -                -                -
        3.610                          -                  -                 -                -                -                -
        3.650                          -                  -                 -                -                -                -
        3.660                          -                  -                 -                -                -                -
        3.700                          -                  -                 -                -                -                -
        3.710                          -                  -                 -                -                -                -
        3.750                          -                  -                 -                -                -                -
        3.760                          -                  -                 -                -                -                -
        3.800                          -                  -                 -                -                -                -
        3.860                          -                  -                 -                -                -                -
        3.895                          -                  -                 -                -                -                -
        4.000                          -                  -                 -                -                -              743


 PERSPECTIVE
  Standard Benefit             1,987,588            927,478         1,078,841          567,684        1,417,986        3,539,331
   Maximum Anniversary
     Value Benefit                     -                  -             3,037            5,910                -            8,350
   Earnings Protection
     Benefits                     51,030             35,970            32,986            2,740           57,467           57,010
   Combined Optional
     Benefits                          -                  -                 -                -                -                -
                      -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
                      -------------------  ----------------- ----------------- ----------------  ---------------  ---------------

         Total                 3,665,525          1,356,144         3,034,615        6,653,351        2,368,939       33,885,761
                      ===================  ================= ================= ================  ===============  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM            JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare        S&P 400 MidCap        S&P 500
                          Index Portfolio    Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio    Index Portfolio
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
 M&E CLASS

         1.000                    32,433                -                -                   -             45,926            88,091
         1.100                     8,881           57,036            2,744               4,582              5,419            11,308
         1.150                 1,252,870          335,408          131,063             106,846          1,661,893         3,421,583
         1.250                   667,451          681,382           90,306             107,250            546,796         1,094,602
         1.300                   563,254           89,458            7,142              29,090            747,387         1,460,446
         1.350                    52,049                -                -                   -             17,058            22,983
         1.395                         -                -                -                   -                  -                 -
         1.400                   402,937          276,615           57,028              51,026            462,927           844,006
         1.420                    11,040                -                -                   -             11,304             6,661
         1.450                   215,873            6,344           22,602              44,487            246,455           554,198
         1.500                 1,062,863          301,453           61,151             154,680          1,334,828         2,064,234
         1.545                   121,736           43,618            4,980               8,448            184,969           264,990
         1.550                   131,955           88,323           12,025              42,891            162,572           337,075
         1.560                     5,039                -                -                   -              2,545             1,859
         1.570                    21,732           18,745                -               1,274             31,831            72,832
         1.575                         -                -                -                   -                  -                 -
         1.600                   842,541           87,828           39,183             100,041            998,343         1,597,114
         1.605                         -            8,963                -                   -                  -            97,031
         1.630                         -                -                -                 102                  -                 -
         1.645                    10,371            5,104            1,370               1,724             11,903            19,877
         1.650                   259,474          806,229           65,629              25,712            283,151           574,963
         1.660                         -                -                -                   -             10,820            12,788
         1.670                    19,662           11,752                -                 786             23,021            17,933
         1.695                    55,137           42,869              186              10,873             82,441           292,287
         1.700                   317,955          167,871           12,870             107,859            367,456           664,455
         1.710                   747,452          323,902           60,916              64,134            897,902         1,952,718
         1.720                    15,029                -                -               2,077             18,857            22,196
         1.725                         -                -                -                   -                  -                 -
         1.745                       943                -                -                   -                990                 -
         1.750                   154,945           61,929            4,025              19,277            181,373           399,802
         1.760                    11,112                -              130               3,890             14,864            13,712
         1.795                    18,970            4,613                -               2,801             28,909            56,145
         1.800                   162,064          215,588           33,691              32,201            202,990           374,484
         1.810                   225,974          674,739           23,717              54,432            284,403           591,762
         1.820                    11,484            5,288                -                   -              8,822            15,775
         1.825                         -                -                -                   -                  -                 -
         1.845                    29,331            7,647            5,076               2,161             67,771           142,077
         1.850                   105,980          118,079              781              30,921            118,513           224,539
         1.860                   501,065           74,806            7,115              65,317            546,525         1,117,373
         1.870                    18,423                -                -               2,760             44,648            33,725
         1.895                    49,888            1,594            1,263              30,346             82,256           201,455
         1.900                   205,008          356,642           61,121              13,559            252,763           401,870
         1.910                         -                -                -                   -                  -                 -
         1.920                    15,932            3,238            1,357               9,742             20,399            40,901
         1.945                     9,610            8,222                -               5,169             12,507            22,972
         1.950                    90,544          164,606            5,821              23,886            169,832           292,149
         1.955                       948                -                -                   -              2,059             6,575


                         JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM        JNL/MCM
                    Select Small Cap     Small Cap        Technology       The Dow SM      The Dow SM       The S&P(R)
                        Portfolio     Index Portfolio   Sector Portfolio  5 Portfolio     10 Portfolio    10 Portfolio
                    ----------------- ----------------  ---------------- ---------------  --------------  --------------
                    ----------------- ----------------  ---------------- ---------------  --------------  --------------
 M&E CLASS

         1.000                98,604           36,440                 -               -         176,252         190,696
         1.100                30,638            5,807             5,156               -          76,326          54,933
         1.150             2,783,973        1,357,403           106,864               -       6,212,616       5,399,607
         1.250               954,085          492,976           103,335               -       2,110,837       1,907,239
         1.300               612,047          729,828            31,791               -       1,473,496       1,122,884
         1.350                40,324           16,480                 -               -          72,869          74,869
         1.395                     -                -                 -               -               -               -
         1.400               501,936          413,338            55,683               -       1,156,949         878,278
         1.420                     -            5,642                 -               -           7,012           7,726
         1.450               276,086          193,287            96,325               -         621,871         524,020
         1.500             1,599,570        1,030,365           115,754               -       3,356,863       3,079,143
         1.545               196,608          131,913               487               -         517,890         452,925
         1.550               149,669          140,320           129,880               -         401,923         365,986
         1.560                34,991            3,035                 -               -          62,113          66,289
         1.570                47,583           14,784             1,370               -         113,256          77,162
         1.575                     -                -                 -               -               -               -
         1.600             1,108,556          782,225           113,114               -       2,269,485       2,043,845
         1.605                 1,379                -                 -               -           2,520           2,509
         1.630                   996               92                 -               -               -           1,841
         1.645                26,108           13,337            11,050               -          56,503          48,872
         1.650               667,990          217,582            39,137               -       1,373,087       1,192,321
         1.660                 9,890            5,336                 -               -          40,321          17,713
         1.670                10,963            7,120               555               -          38,381          28,971
         1.695                84,424           70,404             9,646               -         244,868         168,827
         1.700               389,111          335,267            78,647               -       1,061,397         771,609
         1.710             1,181,680          777,472           162,444               -       2,517,375       2,212,276
         1.720                16,420            5,881             2,899               -          31,156          25,396
         1.725                     -                -                 -               -               -               -
         1.745                     -              963             2,240               -               -           1,285
         1.750               291,132          161,477            17,079               -         597,044         582,190
         1.760                33,197           11,332                 -               -          57,365          62,710
         1.795                59,892           24,967             4,406               -         115,230         103,380
         1.800               401,569          166,364            42,026               -         865,115         798,119
         1.810               415,457          279,703            61,043               -         932,502         809,487
         1.820                 4,244            7,733                 -               -          14,895          12,044
         1.825                     -                -                 -               -               -               -
         1.845                65,447           53,176             1,928               -         177,876         123,189
         1.850               181,955          118,503            32,910               -         376,743         347,961
         1.860               444,449          508,548            59,348               -       1,091,274         800,188
         1.870                 9,723           21,436             2,103               -          23,516           7,030
         1.895                85,990           72,232            45,271               -         214,390         183,942
         1.900               228,043          217,827            26,864               -         488,707         413,121
         1.910                12,488                -                 -               -          21,437          23,585
         1.920                27,389           18,643             3,729               -          64,733          58,889
         1.945                11,141            9,424             2,479               -          50,806          25,260
         1.950               145,414           87,894            20,058               -         405,172         295,877
         1.955                 4,311              996                 -               -           7,803           6,686

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM            JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare        S&P 400 MidCap        S&P 500
                          Index Portfolio    Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio    Index Portfolio
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
        M&E CLASS

         1.960                   186,916           92,547            1,092              35,663            244,873           422,918
         1.970                       711                -                -                   -             19,989               863
         1.995                    34,063              293              289               2,975             44,058            80,623
         2.000                    68,598           38,061                -              45,975            103,724           149,423
         2.005                     3,126                -                -                   -              1,647             1,986
         2.010                    41,845            9,194                -              12,639            116,866           183,228
         2.020                    10,476                -                -                 954             13,861            18,687
         2.045                    33,798           20,012            1,886                  74             36,650            57,881
         2.050                    92,230           18,455              530              29,914            101,896           215,662
         2.060                   342,998          141,588           13,570             119,368            444,855           793,968
         2.070                     9,699           20,729                -                   -              9,540            11,555
         2.095                    16,515                -                -               2,101             12,358            18,667
         2.100                    40,760          104,240            2,014               9,400             41,393            74,190
         2.110                   114,210          133,912                -              17,486            119,606           347,418
         2.120                     2,295                -                -                   -              2,438             6,542
         2.145                    14,676           20,343                -                 876             24,362            52,621
         2.150                    80,698           28,643              806              19,550            102,486           146,050
         2.160                   342,296           93,863            2,067              56,309            417,364           666,144
         2.170                     1,558                -                -                   -              1,998             6,378
         2.195                     5,193            1,419                -                 306             14,269            29,523
         2.200                    32,192           65,364            7,952                 695             61,569           100,132
         2.210                    76,867          234,785            7,340               9,343            104,467           247,647
         2.220                     2,089                -                -                   -              5,606            14,172
         2.245                    10,091           19,203                -                   -             12,309           131,018
         2.250                    40,198            2,368            2,431                  80             33,352            85,100
         2.260                   141,517           63,915            2,589              36,257            175,863           358,632
         2.270                       579                -                -                   -                611             4,862
         2.280                         -                -                -                   -                  -                 -
         2.295                     9,710            9,787              929                 959             21,663            34,523
         2.300                    74,553            6,862                -               2,271             86,961           304,233
         2.305                         -                -                -                   -                  -                 -
         2.310                    91,143           20,278              506               5,974            127,434           242,843
         2.320                     4,788           31,589                -                 260              1,146             6,382
         2.345                     4,036            7,762                -                 219              8,651            14,725
         2.350                     1,516            1,689              695               1,976              1,570            63,516
         2.360                    52,689          108,223              635              12,992             56,051           105,998
         2.370                       278                -                -                   -                  -               178
         2.395                     6,143            2,296                -               2,602             10,281            13,120
         2.400                     7,455           33,297              473                   -              6,584             5,972
         2.405                         -                -                -                   -                474               565
         2.410                    48,091           29,238            7,903                 564             58,528            81,353
         2.420                       893                -                -                   -                  -             2,417
         2.445                     7,200                -                -                   -              7,400            15,677
         2.450                    15,876           37,117            1,846               2,118             15,209            59,345
         2.460                   142,488          217,045            4,214              14,650             76,332           120,224
         2.470                     1,829                -                -                   -                693             3,952
         2.495                     3,490                -                -               2,511              4,099             5,149



                            JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM        JNL/MCM
                       Select Small Cap     Small Cap        Technology       The Dow SM      The Dow SM       The S&P(R)
                           Portfolio     Index Portfolio   Sector Portfolio  5 Portfolio     10 Portfolio    10 Portfolio
                       ----------------- ----------------  ---------------- ---------------  --------------  --------------
                       ----------------- ----------------  ---------------- ---------------  --------------  --------------
      M&E CLASS

       1.960                    428,370          225,285            20,606               -         878,584         718,455
       1.970                        500            9,846                 -               -           2,260          40,292
       1.995                     26,489           41,980             8,795               -         103,405          56,760
       2.000                    109,470           76,079             2,834               -         233,397         221,717
       2.005                          -            3,193                 -               -               -               -
       2.010                    113,272           84,411            21,561               -         252,961         215,005
       2.020                     14,314           14,725             1,070               -          34,622          32,804
       2.045                     38,388           31,465                 -               -          98,111          72,877
       2.050                    212,989           99,239            40,708               -         419,369         417,839
       2.060                    538,604          419,737           164,408               -       1,226,420       1,073,162
       2.070                      5,506            9,278                 -               -          10,286           9,994
       2.095                     18,251           17,316                 -               -          52,829          36,489
       2.100                     54,150           31,834            16,480               -         118,187         116,470
       2.110                     44,975          111,942            16,460               -         109,659          86,907
       2.120                          -            3,145                 -               -           3,271               -
       2.145                     36,131           22,189               529               -          87,000          74,167
       2.150                     78,002           76,046            13,887               -         185,283         166,866
       2.160                    287,573          392,707            74,177               -         653,411         569,093
       2.170                      3,392            1,986                 -               -          14,365           8,625
       2.195                     13,596           14,756               567               -          29,706          32,052
       2.200                     58,445           36,133             1,079               -         118,235          96,375
       2.210                    183,323           96,133             8,977               -         365,387         307,759
       2.220                      3,617            1,810                 -               -          10,090           7,285
       2.245                      5,822           13,527             1,344               -          13,997          14,822
       2.250                     86,495           38,720                 -               -         178,289         163,632
       2.260                    225,976          173,718            10,965               -         421,621         348,471
       2.270                      3,110              602                 -               -           6,038           6,296
       2.280                          -                -                 -               -               -               -
       2.295                     14,458           17,205                 -               -          29,531          25,512
       2.300                    146,349           73,682             6,219               -         292,934         289,277
       2.305                        469                -                 -               -               -               -
       2.310                    163,376          121,570             3,355               -         292,193         273,458
       2.320                        713            5,014               483               -           9,375           3,061
       2.345                     12,187            3,824                 -               -          24,901          18,912
       2.350                     28,279            1,071               646               -          69,002          51,681
       2.360                    197,498           49,097            15,107               -         406,345         369,684
       2.370                          -              193                 -               -             273               -
       2.395                     14,867           11,178                 -               -          30,269          21,432
       2.400                      9,216            6,284               242               -          17,258          17,163
       2.405                          -                -                 -               -               -               -
       2.410                     61,310           65,716                11               -         143,208         133,507
       2.420                          -              463                 -               -               -               -
       2.445                     10,773            7,273                 -               -          33,831          31,712
       2.450                     94,547           16,845               198               -         195,206         171,315
       2.460                     58,304           62,758             2,076               -         135,924         108,465
       2.470                      2,683              888                 -               -           5,156           4,914
       2.495                      2,714            3,538                 -               -           4,911           4,897


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM            JNL/MCM
                          International        JNL 5           Nasdaq(R)       Healthcare        S&P 400 MidCap         S&P 500
                          Index Portfolio    Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio    Index Portfolio
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
        M&E CLASS

         2.500                       721                -                -                 247                791             4,757
         2.505                         -                -                -                   -                  -                 -
         2.510                    37,357           67,306                -              15,108             50,745            74,026
         2.520                         -                -                -                   -                  -                 -
         2.545                     6,958                -                -                 558              8,323            13,596
         2.550                     5,287           10,014            5,686                  13              6,293            56,711
         2.560                    52,018            1,487                -               1,911            110,186            89,046
         2.570                     4,125                -                -                   -              4,237             5,033
         2.595                        56              231              160                  15              5,629             8,574
         2.600                     3,181            2,888              332                 275              2,739            10,587
         2.605                         -                -                -                   -                  -                 -
         2.610                    89,320            2,005                -              19,948             87,919           223,551
         2.620                         -                -                -                   -                  -                 -
         2.645                     1,531           17,433                -               1,070              2,896            10,154
         2.650                     1,719                -                -              12,314              1,551             6,595
         2.660                    68,050           33,993              299              15,281            144,962            79,246
         2.670                         -                -                -                   -                  -                99
         2.680                         -                -                -                   -                  -                 -
         2.695                       438                -              927                 590                450               294
         2.700                       165            3,802                -                   -                173               207
         2.710                    35,510           26,068            1,303              11,081             51,258            77,265
         2.720                         -                -                -                   -                  -                 -
         2.745                     2,205           10,020                -               1,674              2,338             2,795
         2.750                       113                -                -                 631                461             4,314
         2.760                     9,464           97,089                -                 326              8,817            19,200
         2.770                         -                -                -                 774                  -             6,314
         2.795                       710                -              825                   -                743               877
         2.800                     9,322                -                -                   -              6,174            27,315
         2.810                    48,597                -                -                   -             42,068            40,005
         2.820                         -                -                -                   -                  -                 -
         2.845                         -                -                -                   -                307               366
         2.850                       122                -                -                   -                103                98
         2.860                     1,462            6,148                -               1,857              1,191             3,112
         2.895                     1,697                -            1,621               2,365              1,779             2,136
         2.900                    27,894                -                -                   -             27,991            31,768
         2.910                    18,243           71,600                -               6,811              9,673            18,210
         2.920                         -                -                -                   -                  -                 -
         2.950                         -                -                -                   -                  -                 -
         2.955                         -                -                -                   -                  -                 -
         2.960                     5,342            1,825            8,924                   -              6,803             5,595
         2.995                         -                -                -                   -                  -                 -
         3.000                         -                -                -                   -                  -                 -
         3.010                     9,962            3,364            1,568               6,941             16,872            17,882
         3.045                         -                -                -                 666              2,073             2,486
         3.050                         -                -                -                   -                  -                 -
         3.060                     1,395              956                -               3,476              1,778             2,294
         3.070                         -                -                -                   -              1,831             5,982


                        JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM        JNL/MCM
                   Select Small Cap     Small Cap        Technology       The Dow SM      The Dow SM       The S&P(R)
                       Portfolio     Index Portfolio   Sector Portfolio  5 Portfolio     10 Portfolio    10 Portfolio
                   ----------------- ----------------  ---------------- ---------------  --------------  --------------
                   ----------------- ----------------  ---------------- ---------------  --------------  --------------
      M&E CLASS

       2.500                 10,521            1,503               593               -          31,075          26,212
       2.505                    916                -                 -               -           1,637           1,615
       2.510                 42,933           45,981                17               -         143,720          93,247
       2.520                      -                -                 -               -               -               -
       2.545                  2,132            9,105               481               -           6,054           5,596
       2.550                 26,720            6,173                45               -          51,947          48,952
       2.560                 64,740           58,401               140               -         115,677         102,043
       2.570                      -            4,151                 -               -               -               -
       2.595                    652            6,946                 -               -           3,329           1,309
       2.600                  5,870            4,202               518               -          13,997          10,718
       2.605                    373                -                 -               -             634             670
       2.610                121,720           88,659               808               -         268,948         222,510
       2.620                  1,069                -                 -               -           1,747           1,864
       2.645                 10,048            1,528             3,208               -          19,358          19,109
       2.650                 24,205            3,265                 -               -          57,547          48,000
       2.660                 37,557           77,345             1,506               -         110,759          59,302
       2.670                  5,006               79               187               -           8,498           8,906
       2.680                  2,218                -                 -               -           3,608           3,913
       2.695                  4,643                -             1,028               -           8,564           7,964
       2.700                  1,236              168                 -               -           2,328           2,226
       2.710                 38,642           39,031            26,015               -         100,213          83,383
       2.720                      -                -                 -               -               -               -
       2.745                  6,347            2,336             1,322               -          14,307          13,882
       2.750                  4,575               44               127               -           2,253           7,191
       2.760                 15,754           15,850               584               -          20,895          26,070
       2.770                      -                -                 -               -               -               -
       2.795                    313              734                 -               -           1,548           1,571
       2.800                  2,576            5,728                 -               -           2,306           5,808
       2.810                  5,829           40,614                 -               -          16,284           8,692
       2.820                      -                -                 -               -               -               -
       2.845                      -              308                 -               -             413               -
       2.850                  1,041              121                 -               -           1,981           1,882
       2.860                 18,947            1,765                 -               -          35,204          36,393
       2.895                  2,016            1,734                 -               -           7,798           3,816
       2.900                  7,572           28,579                 -               -          12,338          12,424
       2.910                 10,979            6,278             5,615               -          26,782          21,115
       2.920                      -                -                 -               -               -               -
       2.950                      -                -                 -               -               -               -
       2.955                     95                -                 -               -             172             170
       2.960                  4,966            4,487                 -               -           7,083           6,181
       2.995                      -                -                 -               -               -               -
       3.000                      -                -                 -               -               -               -
       3.010                 14,487           11,653             7,878               -          23,060          20,531
       3.045                    649            2,050             1,320               -           1,223           5,955
       3.050                      -                -                 -               -               -               -
       3.060                 13,597            1,131             5,749               -          30,149          20,989
       3.070                      -            1,363                 -               -               -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM            JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare        S&P 400 MidCap        S&P 500
                          Index Portfolio    Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio    Index Portfolio
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
        M&E CLASS

         3.095                         -            9,758                -                   -                  -                 -
         3.100                         -                -                -                   -                  -                 -
         3.110                       818                -                -                 288              1,000             4,166
         3.145                         -                -                -                   -                  -                 -
         3.150                         -                -              945                   -                  -                 -
         3.160                     4,527                -                -                   -              3,106             6,645
         3.200                         -                -                -                   -                  -                 -
         3.210                         -                -                -                   -              7,901            32,425
         3.250                         -                -                -                   -                  -                 -
         3.255                         -                -                -                   -                  -                 -
         3.260                         -                -                -                   -                  -                 -
         3.270                         -                -                -                   -                  -                 -
         3.310                         -                -                -                   -              1,124             4,945
         3.350                         -                -                -                   -                  -                 -
         3.400                         -                -                -                   -                  -                 -
         3.410                         -                -                -                   -                  -                 -
         3.450                         -                -                -                   -                  -                 -
         3.460                         -                -                -                   -                  -             9,386
         3.500                         -                -                -                   -                  -                 -
         3.510                         -                -                -                   -                  -                 -
         3.560                     4,269                -                -                   -              4,515             5,472
         3.600                         -                -                -                   -                  -                 -
         3.610                         -                -                -                   -                  -                 -
         3.650                         -                -                -                   -                  -                 -
         3.660                         -                -                -                   -                  -                 -
         3.700                         -                -                -                   -                  -                 -
         3.710                         -                -                -                   -                  -                 -
         3.750                         -                -                -                   -                  -                 -
         3.760                         -                -                -                   -                  -                 -
         3.800                         -                -                -                   -                  -                 -
         3.860                         -                -                -                   -                  -                 -
         3.895                         -                -                -                   -                  -                 -
         4.000                         -                -                -                   -                  -                 -


 PERSPECTIVE
  Standard Benefit               758,713          430,368           41,907           1,935,411            751,936         1,291,261
   Maximum Anniversary
     Value Benefit                 5,170                -              791                   -              5,307             5,603
   Earnings Protection
     Benefits                      2,045                -                -              95,241                864               867
   Combined Optional
     Benefits                          -                -                -                   -                  -                 -
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------

          Total               11,866,833        7,460,363          838,347           3,742,277         14,331,421        26,948,868
                          ===============  ===============  =============== ===================  =================  ================


                            JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                        Select Small Cap     Small Cap        Technology       The Dow SM      The Dow SM       The S&P(R)
                            Portfolio     Index Portfolio   Sector Portfolio  5 Portfolio     10 Portfolio    10 Portfolio
                        ----------------- ----------------  ---------------- ---------------  --------------  --------------
                        ----------------- ----------------  ---------------- ---------------  --------------  --------------
        M&E CLASS

         3.095                         -                -                 -               -               -               -
         3.100                         -                -                 -               -               -               -
         3.110                     1,221              556                 -               -           1,902           1,882
         3.145                         -                -                 -               -               -               -
         3.150                         -                -                 -               -           2,329               -
         3.160                     1,211            4,523                 -               -           4,365           2,203
         3.200                     2,394                -                 -               -           4,351           4,355
         3.210                        68            5,366                 -               -               -               -
         3.250                         -                -                 -               -               -               -
         3.255                     1,464                -                 -               -           2,496           2,653
         3.260                     1,423                -                 -               -           2,663           2,615
         3.270                         -                -                 -               -               -               -
         3.310                       119              737                 -               -             226             221
         3.350                         -                -                 -               -               -               -
         3.400                         -                -                 -               -               -               -
         3.410                        97                -                 -               -             165             180
         3.450                         -                -                 -               -               -               -
         3.460                         -                -                 -               -               -               -
         3.500                         -                -                 -               -               -               -
         3.510                         -                -                 -               -               -               -
         3.560                         -            4,358                 -               -               -               -
         3.600                         -                -                 -               -               -               -
         3.610                         -                -                 -               -               -               -
         3.650                         -                -                 -               -               -               -
         3.660                         -                -                 -               -               -               -
         3.700                         -                -                 -               -               -               -
         3.710                         -                -                 -               -               -               -
         3.750                         -                -                 -               -               -               -
         3.760                         -                -                 -               -               -               -
         3.800                         -                -                 -               -               -               -
         3.860                         -                -                 -               -               -               -
         3.895                         -                -                 -               -               -               -
         4.000                       452                -                 -               -             812             838


 PERSPECTIVE
  Standard Benefit             2,280,469          669,537         3,193,278               -       6,983,825       3,804,295
   Maximum Anniversary
     Value Benefit                 8,697            4,801                 -               -          16,366           9,413
   Earnings Protection
     Benefits                     86,286            1,565            79,780               -         144,394          93,334
   Combined Optional
     Benefits                          -                -                 -               -           2,674               -
                        ----------------- ----------------  ---------------- ---------------  --------------  --------------
                        ----------------- ----------------  ---------------- ---------------  --------------  --------------

          Total               19,548,820       12,204,708         5,148,604               -      45,137,078      36,652,282
                        ================= ================  ================ ===============  ==============  ==============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                                                           JNL/
                            JNL/MCM           JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO       PPM America
                          Value Line(R)         VIP          Global Growth    JNL/Oppenheimer     Total Return       High Yield
                         25 Portfolio        Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                        ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
                        ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
 M&E CLASS

          1.000                  10,790                 -            16,918             24,547            26,214                 -
          1.100                  13,006             4,517            12,929                  -             5,597                 -
          1.150                 328,544           105,171           964,000            303,417         2,364,897                 -
          1.250                 296,819           185,543           226,755             39,547           455,957                 -
          1.300                  84,009            60,950           355,211            151,226         1,002,451                 -
          1.350                       -                 -                 -                  -             5,268                 -
          1.395                       -                 -                 -                  -                 -                 -
          1.400                 116,815            21,527           385,653            159,092           501,066                 -
          1.420                       -                 -                 -                  -             4,786                 -
          1.450                  65,894            41,173            87,736             32,173           249,963                 -
          1.500                 180,271            96,043           441,117            103,692           925,788                 -
          1.545                  15,436             8,712            56,222             14,312           211,650                 -
          1.550                  35,975            57,905            67,670              8,693           123,093                 -
          1.560                       -                 -                 -             51,308             1,443                 -
          1.570                   1,374                 -            25,403              8,739            63,142                 -
          1.575                       -                 -                 -                  -                 -                 -
          1.600                  64,412            57,594           318,564             70,833           579,046                 -
          1.605                       -                 -                 -                  -                 -                 -
          1.630                   1,590                 -                 -                  -                 -                 -
          1.645                  13,002            20,839             9,714              1,329            34,392                 -
          1.650                 223,182           118,813           159,988             46,271           410,670                 -
          1.660                       -                 -                 -                  -             8,955                 -
          1.670                   1,300                 -             2,553              2,491            12,325                 -
          1.695                     613             9,354            24,011              4,942            76,729                 -
          1.700                  46,078            49,555           191,468             43,328           284,459                 -
          1.710                 205,217            71,606           489,848            213,640         1,219,668                 -
          1.720                       -                 -             6,995              6,471            71,688                 -
          1.725                       -                 -                 -                  -                 -                 -
          1.745                       -                 -                 -                  -                 -                 -
          1.750                  31,594            11,895            73,874             52,968           331,181                 -
          1.760                   6,597               137                 -                  -            19,229                 -
          1.795                   1,498                 -            37,346             16,670            56,607                 -
          1.800                  68,582            18,456            69,946             24,390           201,298                 -
          1.810                 148,672           132,661           108,407             25,343           211,580                 -
          1.820                       -                 -            20,752              1,138            10,928                 -
          1.825                       -                 -                 -                  -                 -                 -
          1.845                  14,728             5,293            18,450             14,414           147,393                 -
          1.850                  40,490            25,401            25,555             19,700           126,779                 -
          1.860                  57,110            21,465           249,403             87,323           668,281                 -
          1.870                       -                 -               105                128            16,522                 -
          1.895                   7,044            12,584            48,168             21,465           108,371                 -
          1.900                  83,457            95,371            60,802             23,846           253,640                 -
          1.910                       -                 -                 -                  -                 -                 -
          1.920                   1,340                78             7,538                748            14,703                 -
          1.945                      52             3,261             2,187              5,367             7,007                 -
          1.950                  15,685            13,576            74,783             14,307           117,590                 -
          1.955                       -                 -                 -                  -             1,113                 -



                                       JNL/Putnam        JNL/Putnam       JNL/Putnam         JNL/S&P          JNL/S&P
                     JNL/Putnam       International        Midcap        Value Equity     Core Index 50    Core Index 75
                   Equity Portfolio  Equity Portfolio Growth Portfolio     Portfolio        Portfolio        Portfolio
                   ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
                   ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
 M&E CLASS

          1.000                  -             4,721                 -                -                -                -
          1.100                  -             2,932                 -                -                -                -
          1.150             79,254           215,184           321,926          246,525                -                -
          1.250              6,307            79,582            48,379           59,628                -                -
          1.300             28,030           182,515           149,070          150,833                -                -
          1.350                  -            23,475                 -           27,468                -                -
          1.395                  -                 -                 -                -                -                -
          1.400             13,531            77,940            61,033          130,988                -                -
          1.420                  -                 -                 -                -                -                -
          1.450             21,039            42,900            33,834           63,463                -                -
          1.500              7,651           114,642            69,530          132,011                -                -
          1.545              2,614            19,980            39,385           21,426                -                -
          1.550              5,641             7,364             6,282            2,355                -                -
          1.560                  -                 -                 -                -                -                -
          1.570              2,359             1,765             9,362            7,750                -                -
          1.575                  -                 -                 -                -                -                -
          1.600              9,543           108,205            37,734           54,838                -                -
          1.605                  -                 -                 -                -                -                -
          1.630                  -                 -                 -                -                -                -
          1.645                282               262                 -              173                -                -
          1.650              6,248            66,101            25,810           70,980                -                -
          1.660                  -                 -                 -                -                -                -
          1.670                  -                 -                 -                -                -                -
          1.695              1,986             9,102            16,309           25,840                -                -
          1.700              8,016            40,236            54,560           37,841                -                -
          1.710             34,264           168,545           283,040          185,087                -                -
          1.720                790             4,050               531            6,320                -                -
          1.725                  -                 -                 -                -                -                -
          1.745                  -                 -                 -                -                -                -
          1.750              7,467            36,976            38,539           23,747                -                -
          1.760                  -             1,460                 -                -                -                -
          1.795                778             1,893            14,982            4,375                -                -
          1.800             12,520            23,538            32,429           31,009                -                -
          1.810              2,808            27,077            34,548            4,207                -                -
          1.820                  -             1,795               288              296                -                -
          1.825                  -                 -                 -                -                -                -
          1.845              5,161             5,218            16,780            3,773                -                -
          1.850              1,381            13,313             5,495            3,686                -                -
          1.860             23,041           106,210            78,978           99,195                -                -
          1.870                  -                 -                 -                -                -                -
          1.895              3,249            19,545            22,961           25,631                -                -
          1.900              6,022            42,099            26,954           23,244                -                -
          1.910                  -                 -                 -                -                -                -
          1.920              1,597             3,031               662            4,042                -                -
          1.945                  -             2,714                 -                -                -                -
          1.950                842             7,180             8,025            5,630                -                -
          1.955                  -             1,451                 -                -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                                                       JNL/
                           JNL/MCM           JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO       PPM America
                         Value Line(R)         VIP          Global Growth    JNL/Oppenheimer     Total Return       High Yield
                        25 Portfolio        Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                       ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
                       ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
        M&E CLASS

          1.960                 37,176             1,407           235,600             68,727           353,176                 -
          1.970                      -                 -               748                  -             1,263                 -
          1.995                    284             2,822            14,863              4,389            42,440                 -
          2.000                 13,867            14,076            55,786              7,043            66,219                 -
          2.005                      -                 -                 -                  -                 -                 -
          2.010                 25,200             2,013            36,048              1,604            86,842                 -
          2.020                      -                 -             5,045                  -             3,107                 -
          2.045                  9,543             8,259            10,185             10,732            18,650                 -
          2.050                  9,824             6,710            67,111             17,496           101,980                 -
          2.060                 82,118           135,001           129,921             34,780           313,409                 -
          2.070                    649                 -                 -                337             3,390                 -
          2.095                      -             3,006            22,287                943            72,830                 -
          2.100                 10,467            11,824             9,654              2,761            29,128                 -
          2.110                  1,693            10,478            28,184                498            38,062                 -
          2.120                      -                 -             4,091                  -             8,476                 -
          2.145                  4,499            10,083            10,612              7,652            36,437                 -
          2.150                  4,347            19,334            26,858             15,224            80,919                 -
          2.160                 14,922            73,046            70,457              8,401           232,784                 -
          2.170                  3,040             5,302               299                  -             3,117                 -
          2.195                    344                 -             4,160                310            36,555                 -
          2.200                 18,965             6,390            15,624              5,716            25,034                 -
          2.210                136,985            90,543            31,953                 60           102,472                 -
          2.220                      -                 -               249                  -             5,164                 -
          2.245                      -                 -             3,819                  -             4,594                 -
          2.250                    697               368             5,950                  -            36,566                 -
          2.260                 22,895            15,234            60,827             27,038           163,167                 -
          2.270                      -                 -               271                  -                 -                 -
          2.280                      -                 -                 -                  -               100                 -
          2.295                      -            11,430             2,085                  -            26,978                 -
          2.300                  5,587             8,221            34,630              5,708            93,278                 -
          2.305                      -                 -                 -                  -             1,786                 -
          2.310                  7,787            11,443            17,973             27,245            40,953                 -
          2.320                      -             1,135             3,319                  -             1,736                 -
          2.345                     85                 -             7,928              8,931             3,392                 -
          2.350                 15,941               194             6,393              5,501            16,756                 -
          2.360                 31,022             6,208            39,015              4,731            28,782                 -
          2.370                      -                 -               754                  -               797                 -
          2.395                      -                 -             4,936              2,737            30,788                 -
          2.400                 11,549            75,442             1,317                946             1,167                 -
          2.405                      -                 -                 -                  -                 -                 -
          2.410                  9,886             9,060            13,721              2,018            21,871                 -
          2.420                      -                 -                 -                  -                 -                 -
          2.445                      -                 -            12,878              8,929            13,111                 -
          2.450                  1,010             2,539            28,945              3,774            71,120                 -
          2.460                 25,518             1,206            35,849              5,004            13,642                 -
          2.470                      -                 -               782                  -             4,181                 -
          2.495                      -                 -             4,304                121                 -                 -


                                        JNL/Putnam       JNL/Putnam        JNL/Putnam         JNL/S&P         JNL/S&P
                     JNL/Putnam       International        Midcap        Value Equity     Core Index 50    Core Index 75
                   Equity Portfolio  Equity Portfolio Growth Portfolio     Portfolio        Portfolio        Portfolio
                   ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
                   ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
      M&E CLASS

        1.960               10,888            61,743            69,091           46,507                -                -
        1.970                    -                 -                 -                -                -                -
        1.995                4,539             1,743            11,784            7,878                -                -
        2.000                1,486            15,791             9,309            2,759                -                -
        2.005                    -                 -                 -                -                -                -
        2.010                  366             8,519            31,748           11,852                -                -
        2.020                    -               431                 -                -                -                -
        2.045                5,319             1,527             6,256              908                -                -
        2.050                2,589            13,635            15,777           11,612                -                -
        2.060                4,478            52,292            45,666           52,838                -                -
        2.070                    -                 -                 -                -                -                -
        2.095                  230            17,407             7,597            3,162                -                -
        2.100                  204             1,372             4,119            1,032                -                -
        2.110                7,350             2,106               612            1,710                -                -
        2.120                    -                 -               552            1,767                -                -
        2.145                    -             4,899             5,247            8,231                -                -
        2.150                    -            22,218             8,948              934                -                -
        2.160                6,436            21,855            10,369           14,702                -                -
        2.170                    -             4,273                 -            2,659                -                -
        2.195                3,248             2,910             2,500              832                -                -
        2.200                    -             1,653             2,277            2,425                -                -
        2.210                2,617             6,296            12,362           30,545                -                -
        2.220                    -                 -                 -                -                -                -
        2.245                    -                 -                 -                -                -                -
        2.250                    -            23,325             3,018              887                -                -
        2.260                8,805            33,821            24,808           13,553                -                -
        2.270                    -                 -                 -                -                -                -
        2.280                    -                 -                 -                -                -                -
        2.295                    -               178             4,838                -                -                -
        2.300                2,085            14,007            27,890            8,746                -                -
        2.305                    -                 -                 -                -                -                -
        2.310                5,084            10,264            20,736           10,981                -                -
        2.320                    -                69                 -                -                -                -
        2.345                    -                 -             2,483            1,280                -                -
        2.350                    -             1,584             3,302            2,667                -                -
        2.360                2,629            16,709             3,778            1,145                -                -
        2.370                    -                 -               343                -                -                -
        2.395                    -             5,583            15,541            1,174                -                -
        2.400                    -               755                 -                -                -                -
        2.405                    -                 -                 -                -                -                -
        2.410                    -               181                 8              523                -                -
        2.420                    -                 -                 -                -                -                -
        2.445                  471                 -               973              631                -                -
        2.450                  971               908             5,857            1,823                -                -
        2.460                  412               932             3,302            1,792                -                -
        2.470                    -                 -               377                -                -                -
        2.495                    -                 -                 -                -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                                                       JNL/
                           JNL/MCM           JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO       PPM America
                         Value Line(R)        VIP          Global Growth    JNL/Oppenheimer     Total Return       High Yield
                        25 Portfolio        Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                       ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
                       ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
        M&E CLASS

          2.500                      -                 -             2,380                  -             6,553                 -
          2.505                      -                 -                 -                  -                 -                 -
          2.510                  7,145             6,015            12,519             19,288            20,065                 -
          2.520                      -                 -                 -                  -                 -                 -
          2.545                  3,985                 -             1,100                  -             8,537                 -
          2.550                  1,934               998             6,262              2,145            53,097                 -
          2.560                 18,300                96            13,594              3,247            15,806                 -
          2.570                      -                 -                 -                  -                 -                 -
          2.595                  1,062               387                 -                  -            17,570                 -
          2.600                      -             1,175               157                  -             6,621                 -
          2.605                      -                 -                 -                  -                 -                 -
          2.610                  1,763                 -            15,145             16,561            51,866                 -
          2.620                      -                 -                 -                  -                 -                 -
          2.645                      -                 -                 -                  -                 -                 -
          2.650                      -             5,825            22,822                  -             6,200                 -
          2.660                 13,395             2,282             9,717             12,385            18,557                 -
          2.670                      -                 -                 -                  -                 -                 -
          2.680                      -                 -                 -                  -                 -                 -
          2.695                    884                 -               969                  -             1,050                 -
          2.700                      -            14,746             2,363                  -             2,936                 -
          2.710                  1,291            10,216             4,166              5,345            13,437                 -
          2.720                      -                 -                 -                  -                 -                 -
          2.745                      -                 -             1,472                659             3,332                 -
          2.750                      -                 -             2,704                  -               832                 -
          2.760                 31,209            11,677               501                  -             3,049                 -
          2.770                      -                 -                 -                  -                 -                 -
          2.795                    849                 -                 -                  -                 -                 -
          2.800                  3,348                 -            14,027              2,002            25,650                 -
          2.810                  4,860            10,272                 -                  -               568                 -
          2.820                      -                 -                 -                  -                 -                 -
          2.845                      -                 -             1,934                  -                 -                 -
          2.850                      -                 -               877                  -             1,315                 -
          2.860                  6,285            17,504                 -                  -               414                 -
          2.895                      -                 -             3,647                  -                 -                 -
          2.900                      -                 -               248                  -               688                 -
          2.910                      -               480             8,281              1,651            13,804                 -
          2.920                      -                 -                 -                  -                 -                 -
          2.950                      -                 -                 -                  -                 -                 -
          2.955                      -                 -                 -                  -                 -                 -
          2.960                  7,133               158               459                  -             2,962                 -
          2.995                      -                 -                 -                  -                 -                 -
          3.000                      -                 -                 -                  -                 -                 -
          3.010                      -            14,552             3,463                  -            13,375                 -
          3.045                      -                 -             1,576                  -                 -                 -
          3.050                      -                 -                 -                  -                 -                 -
          3.060                      -               672             5,793             18,828            10,232                 -
          3.070                      -                 -             1,080                  -                 -                 -


                                         JNL/Putnam       JNL/Putnam        JNL/Putnam         JNL/S&P         JNL/S&P
                      JNL/Putnam       International        Midcap        Value Equity     Core Index 50    Core Index 75
                    Equity Portfolio  Equity Portfolio Growth Portfolio     Portfolio        Portfolio        Portfolio
                    ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
                    ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
       M&E CLASS

         2.500                    -             3,750                 -                -                -                -
         2.505                    -                 -                 -                -                -                -
         2.510                  437            12,799            13,924              220                -                -
         2.520                    -                 -                 -                -                -                -
         2.545                    -             2,765                 -              158                -                -
         2.550                  591             3,254             4,673            1,567                -                -
         2.560                  593             2,732             4,197           10,114                -                -
         2.570                    -                 -                 -                -                -                -
         2.595                    -                 -                 -                -                -                -
         2.600                    -                 -                 -                -                -                -
         2.605                    -                 -                 -                -                -                -
         2.610                7,612            15,607            32,583           11,234                -                -
         2.620                    -                 -                 -                -                -                -
         2.645                    -                 -                 -                -                -                -
         2.650                  276                 -                 -              387                -                -
         2.660                  794             5,090             6,957              731                -                -
         2.670                    -                 -                 -                -                -                -
         2.680                    -                 -                 -                -                -                -
         2.695                    -                65                 -                -                -                -
         2.700                    -                 -                 -                -                -                -
         2.710                2,321             1,744             5,002              505                -                -
         2.720                    -                 -                 -                -                -                -
         2.745                    -               446             4,081                -                -                -
         2.750                    -               474             1,176              496                -                -
         2.760                  343               270                 -                -                -                -
         2.770                    -               742                 -                -                -                -
         2.795                    -                 -                 -                -                -                -
         2.800                    -               900                 -            1,501                -                -
         2.810                    -                 -            11,070                -                -                -
         2.820                    -                 -                 -                -                -                -
         2.845                    -                 -                 -                -                -                -
         2.850                    -                 -                 -              331                -                -
         2.860                  572                 -             1,416                -                -                -
         2.895                    -                 -                 -                -                -                -
         2.900                    -             1,200                 -                -                -                -
         2.910                  262               536             9,835            1,811                -                -
         2.920                    -                 -                 -                -                -                -
         2.950                    -                 -                 -                -                -                -
         2.955                    -                 -                 -                -                -                -
         2.960                    -            20,731                 -                -                -                -
         2.995                    -                 -                 -                -                -                -
         3.000                    -                 -                 -                -                -                -
         3.010                1,292             1,317             9,952              849                -                -
         3.045                    -                 -             2,068                -                -                -
         3.050                    -                 -                 -                -                -                -
         3.060                  986             9,306             2,736              429                -                -
         3.070                    -                 -                 -                -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                                                        JNL/
                            JNL/MCM           JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO       PPM America
                          Value Line(R)         VIP          Global Growth    JNL/Oppenheimer     Total Return       High Yield
                         25 Portfolio        Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                        ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
                        ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
        M&E CLASS

          3.095                       -                 -                 -                  -                 -                 -
          3.100                       -                 -                 -                  -                 -                 -
          3.110                       -                 -               181                  -             1,162                 -
          3.145                       -                 -                 -                  -                 -                 -
          3.150                     891                 -                 -                  -                 -                 -
          3.160                       -                 -                 -                  -                 -                 -
          3.200                       -                 -                 -                  -                 -                 -
          3.210                     194               267            11,345              3,032             1,152                 -
          3.250                       -                 -                 -                  -                 -                 -
          3.255                       -                 -                 -                  -                 -                 -
          3.260                       -                 -                 -                  -                 -                 -
          3.270                       -                 -                 -                  -                 -                 -
          3.310                       -                 -             1,745                  -                 -                 -
          3.350                       -                 -                 -                  -                 -                 -
          3.400                       -                 -                 -                  -                 -                 -
          3.410                       -                 -                 -                  -               512                 -
          3.450                       -                 -                 -                  -                 -                 -
          3.460                       -                 -                 -                  -                 -                 -
          3.500                       -                 -                 -                  -                 -                 -
          3.510                       -                 -                 -                  -                 -                 -
          3.560                       -                 -                 -                  -                 -                 -
          3.600                       -                 -                 -                  -                 -                 -
          3.610                       -                 -                 -                  -                 -                 -
          3.650                       -                 -                 -                  -                 -                 -
          3.660                       -                 -                 -                  -                 -                 -
          3.700                       -                 -                 -                  -                 -                 -
          3.710                       -                 -                 -                  -                 -                 -
          3.750                       -                 -                 -                  -                 -                 -
          3.760                       -                 -                 -                  -                 -                 -
          3.800                       -                 -                 -                  -                 -                 -
          3.860                       -                 -                 -                  -                 -                 -
          3.895                       -                 -                 -                  -                 -                 -
          4.000                       -                 -                 -                  -                 -                 -


 PERSPECTIVE
  Standard Benefit               98,574            52,965         3,005,389            641,935         4,242,668                 -
   Maximum Anniversary
     Value Benefit                    -                 -            13,421              6,826            12,866                 -
   Earnings Protection
     Benefits                         -                 -            27,026              9,156             8,547                 -
   Combined Optional
     Benefits                         -                 -             2,213                439             2,865                 -
                        ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
                        ----------------  ----------------  ----------------  -----------------  ---------------- -----------------

          Total               2,890,178         1,942,541         8,904,078          2,626,713        17,735,976                 -
                        ================  ================  ================  =================  ================ =================
                        ================  ================  ================  =================  ================ =================


                                           JNL/Putnam        JNL/Putnam       JNL/Putnam         JNL/S&P          JNL/S&P
                         JNL/Putnam       International        Midcap        Value Equity     Core Index 50    Core Index 75
                       Equity Portfolio  Equity Portfolio Growth Portfolio     Portfolio        Portfolio        Portfolio
                       ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
                       ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
       M&E CLASS

         3.095                       -                 -                 -                -                -                -
         3.100                       -                 -                 -                -                -                -
         3.110                       -                 -                 -                -                -                -
         3.145                       -                 -                 -              592                -                -
         3.150                       -                 -                 -                -                -                -
         3.160                       -                 -                 -                -                -                -
         3.200                       -                 -                 -                -                -                -
         3.210                       -                 -                 -                -                -                -
         3.250                       -                 -                 -                -                -                -
         3.255                       -                 -                 -                -                -                -
         3.260                       -                 -                 -                -                -                -
         3.270                       -                 -                 -                -                -                -
         3.310                       -                 -                 -                -                -                -
         3.350                       -                 -                 -                -                -                -
         3.400                       -                 -                 -                -                -                -
         3.410                       -               250                 -                -                -                -
         3.450                       -                 -                 -                -                -                -
         3.460                       -                 -                 -                -                -                -
         3.500                       -                 -                 -                -                -                -
         3.510                       -                 -                 -                -                -                -
         3.560                       -                 -                 -                -                -                -
         3.600                       -                 -                 -                -                -                -
         3.610                       -                 -                 -                -                -                -
         3.650                       -                 -                 -                -                -                -
         3.660                       -                 -                 -                -                -                -
         3.700                       -                 -                 -                -                -                -
         3.710                       -                 -                 -                -                -                -
         3.750                       -                 -                 -                -                -                -
         3.760                       -                 -                 -                -                -                -
         3.800                       -                 -                 -                -                -                -
         3.860                       -                 -                 -                -                -                -
         3.895                       -                 -                 -                -                -                -
         4.000                       -                 -                 -                -                -                -


PERSPECTIVE
 Standard Benefit            7,556,994         4,007,666         1,831,950        9,322,367                -                -
  Maximum Anniversary
    Value Benefit                4,208             1,603             3,515           31,798                -                -
  Earnings Protection
    Benefits                    14,863            14,603            14,646           32,150                -                -
  Combined Optional
    Benefits                     1,060               149                30              910                -                -
                       ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
                       ----------------  ---------------- ----------------- ----------------  ---------------  ---------------

         Total               7,955,832         5,919,986         3,758,705       11,118,066                -                -
                       ================  ================ ================= =================================  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                   JNL/             JNL/
                        JNL/S&P         JNL/S&P Equity                         S&P Managed      S&P Managed           JNL/
                     Core Index 100       Aggressive       JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                       Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                     ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
                     ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
 M&E CLASS

         1.000                    -                    -                  -           70,370                -                  -
         1.100                    -                    -                  -                -            6,786                  -
         1.150                    -                    -                  -        4,465,744           57,845          6,967,087
         1.250                    -                    -                  -          736,917          134,449          1,351,133
         1.300                    -                    -                  -        1,603,199                -          3,586,497
         1.350                    -                    -                  -           44,728                -                  -
         1.395                    -                    -                  -                -                -                  -
         1.400                    -                    -                  -        1,399,460                -          2,148,491
         1.420                    -                    -                  -                -                -                  -
         1.450                    -                    -                  -          445,283                -            742,134
         1.500                    -                    -                  -        2,477,770            7,172          3,979,383
         1.545                    -                    -                  -          403,276            1,797            707,851
         1.550                    -                    -                  -          156,326           26,106            318,123
         1.560                    -                    -                  -                -                -                  -
         1.570                    -                    -                  -           62,725                -            263,509
         1.575                    -                    -                  -                -                -                  -
         1.600                    -                    -                  -          961,605           10,460          2,186,951
         1.605                    -                    -                  -                -                -                  -
         1.630                    -                    -                  -                -                -                  -
         1.645                    -                    -                  -           53,413                -             55,316
         1.650                    -                    -                  -          522,709          110,847            955,395
         1.660                    -                    -                  -                -                -                  -
         1.670                    -                    -                  -           25,641            1,358              4,880
         1.695                    -                    -                  -          133,412            1,904            503,505
         1.700                    -                    -                  -          742,983           75,180          1,508,476
         1.710                    -                    -                  -        2,359,177           18,437          4,030,819
         1.720                    -                    -                  -           70,669                -            106,235
         1.725                    -                    -                  -                -                -                  -
         1.745                    -                    -                  -                -                -                  -
         1.750                    -                    -                  -          700,931                -          1,136,452
         1.760                    -                    -                  -                -              739              4,584
         1.795                    -                    -                  -           88,597                -            141,102
         1.800                    -                    -                  -          360,953           30,062          1,250,452
         1.810                    -                    -                  -          244,263          129,487            554,010
         1.820                    -                    -                  -           61,414                -             65,225
         1.825                    -                    -                  -                -                -                  -
         1.845                    -                    -                  -          133,837                -            217,716
         1.850                    -                    -                  -          135,933           24,604            399,894
         1.860                    -                    -                  -        1,363,476            2,989          2,092,735
         1.870                    -                    -                  -            2,429                -                741
         1.895                    -                    -                  -          168,810                -            311,736
         1.900                    -                    -                  -          212,797           14,144            668,014
         1.910                    -                    -                  -                -                -                  -
         1.920                    -                    -                  -           20,624                -             69,720
         1.945                    -                    -                  -           44,599           17,089             18,215
         1.950                    -                    -                  -           92,894           20,214            718,229
         1.955                    -                    -                  -              211                -                  -


                                                                                                                    JNL/Salomon
                       JNL/               JNL/                                                                        Brothers
                   S&P Managed         S&P Managed           JNL/S&P            JNL/Salomon         JNL/Salomon    U.S. Government
                     Moderate           Moderate         Very Aggressive       Brothers High      Brothers Strategic  & Quality
                    Portfolio        Growth Portfolio  Growth Portfolio I   Yield Bond Portfolio  Bond Portfolio   Bond Portfolio
                 -----------------  ------------------ -------------------- --------------------  ---------------- ---------------
                 -----------------  ------------------ -------------------- --------------------  ---------------- ---------------
 M&E CLASS

         1.000                  -                   -                    -                9,293             6,348          14,991
         1.100              5,662              39,292                    -                6,749             6,790           7,486
         1.150             23,172           3,890,113                    -            1,550,840           605,354         658,715
         1.250            211,053             840,169                    -              182,911           136,009         138,715
         1.300                  -           2,550,103                    -              559,837           249,858         442,983
         1.350                  -                   -                    -               19,988            12,694           4,682
         1.395                  -                   -                    -                    -                 -               -
         1.400              4,690           1,125,083                    -              410,250           136,592         225,944
         1.420                  -                   -                    -                    -             3,700               -
         1.450                  -             583,823                    -              255,826            66,874         127,677
         1.500            133,708           1,517,827                    -              695,080           336,271         325,520
         1.545             17,830             330,115                    -               96,607            55,467          50,258
         1.550              4,369             232,780                    -               80,729            21,949          16,693
         1.560                  -                   -                    -              162,480                 -               -
         1.570                  -             156,987                    -               24,034            11,512          18,666
         1.575                  -                   -                    -                    -                 -               -
         1.600              5,613           1,427,421                    -              367,818           258,641         166,885
         1.605                  -                   -                    -                    -                 -               -
         1.630                  -                   -                    -                    -               123               -
         1.645                  -              35,991                    -                2,453             3,270           2,098
         1.650            197,807             992,804                    -              234,749           231,461         154,408
         1.660                  -              90,395                    -               15,652                 -               -
         1.670                 39              13,699                    -                4,601             7,677             434
         1.695              1,031             170,263                    -               60,525            29,560          32,264
         1.700             43,635             845,092                    -              302,067           119,958          85,732
         1.710             28,880           2,873,656                    -              878,686           330,189         429,398
         1.720                  -             134,435                    -               10,961             2,705          16,319
         1.725                  -                   -                    -                    -                 -               -
         1.745                  -                   -                    -                    -                 -               -
         1.750              1,331             535,125                    -              141,640            67,080          89,740
         1.760                650                   -                    -                8,672             5,545           3,884
         1.795                  -             119,978                    -               42,120            17,242          18,565
         1.800             29,050             797,187                    -              115,286            69,406          61,017
         1.810             74,893             610,776                    -              437,256            73,684          44,717
         1.820                  -              27,121                    -                5,208             1,603           6,680
         1.825                  -                   -                    -                    -                 -               -
         1.845                  -             204,097                    -              133,298            16,295          36,329
         1.850             22,558             167,584                    -               32,224            27,066          24,645
         1.860              2,703           1,426,480                    -              373,769           128,050         228,413
         1.870                  -                 431                    -                5,884             8,188               -
         1.895              1,805             205,747                    -               61,038            30,412          32,246
         1.900             31,853             513,416                    -              132,946            52,088          54,225
         1.910                  -                   -                    -               76,121                 -               -
         1.920                  -              15,979                    -               28,830             3,624           3,283
         1.945             14,775              25,166                    -                3,761             2,206           3,993
         1.950                192             302,114                    -               60,097            34,165          29,687
         1.955                  -                   -                    -                1,210             1,294           1,015

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                  JNL/             JNL/
                        JNL/S&P         JNL/S&P Equity                       S&P Managed      S&P Managed             JNL/
                     Core Index 100       Aggressive       JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                       Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                     ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
                     ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
        M&E CLASS

         1.960                    -                    -                  -          760,158            5,961          1,547,986
         1.970                    -                    -                  -              565                -             12,389
         1.995                    -                    -                  -           91,907            4,908            166,718
         2.000                    -                    -                  -          146,694           26,560            304,620
         2.005                    -                    -                  -                -                -                  -
         2.010                    -                    -                  -           59,908            2,889            286,993
         2.020                    -                    -                  -            4,394                -             66,207
         2.045                    -                    -                  -           26,916              153             38,108
         2.050                    -                    -                  -          391,537            2,808            712,536
         2.060                    -                    -                  -        1,004,055           37,823          1,315,143
         2.070                    -                    -                  -            8,216                -             31,306
         2.095                    -                    -                  -           53,388              194            107,639
         2.100                    -                    -                  -           42,367            6,019            122,563
         2.110                    -                    -                  -           58,226              249            144,542
         2.120                    -                    -                  -            2,836                -             14,742
         2.145                    -                    -                  -           63,578                -            152,594
         2.150                    -                    -                  -          254,434            2,091            511,545
         2.160                    -                    -                  -          460,242            2,185            884,609
         2.170                    -                    -                  -            5,976                -                 67
         2.195                    -                    -                  -           55,319            5,030            153,479
         2.200                    -                    -                  -           94,130            1,761             45,159
         2.210                    -                    -                  -          118,044          100,948            245,184
         2.220                    -                    -                  -           46,854                -             13,326
         2.245                    -                    -                  -            1,927                -             19,100
         2.250                    -                    -                  -           95,786            4,722            230,773
         2.260                    -                    -                  -          329,361            1,437            652,591
         2.270                    -                    -                  -           37,302                -              9,105
         2.280                    -                    -                  -                -                -                  -
         2.295                    -                    -                  -           53,672                -            122,720
         2.300                    -                    -                  -          128,694           10,814            339,891
         2.305                    -                    -                  -            1,355                -                  -
         2.310                    -                    -                  -          238,472                -            374,577
         2.320                    -                    -                  -            5,301                -              5,404
         2.345                    -                    -                  -            5,459            6,604             54,826
         2.350                    -                    -                  -           70,697            1,909            154,043
         2.360                    -                    -                  -          128,278            1,865            230,819
         2.370                    -                    -                  -                -                -              6,071
         2.395                    -                    -                  -            9,380            2,742             48,149
         2.400                    -                    -                  -            6,892            2,115             19,683
         2.405                    -                    -                  -                -                -                  -
         2.410                    -                    -                  -          180,836           43,146             83,705
         2.420                    -                    -                  -              262                -                  -
         2.445                    -                    -                  -            4,961                -            119,455
         2.450                    -                    -                  -           97,850            4,855            356,733
         2.460                    -                    -                  -          123,534           13,816            155,301
         2.470                    -                    -                  -              601                -             17,535
         2.495                    -                    -                  -            1,446                -              1,537


                                                                                                                     JNL/Salomon
                        JNL/               JNL/                                                                        Brothers
                    S&P Managed         S&P Managed           JNL/S&P            JNL/Salomon         JNL/Salomon    U.S. Government
                      Moderate           Moderate         Very Aggressive       Brothers High      Brothers Strategic  & Quality
                     Portfolio        Growth Portfolio  Growth Portfolio I   Yield Bond Portfolio  Bond Portfolio   Bond Portfolio
                  -----------------  ------------------ -------------------- --------------------  ---------------- ---------------
                  -----------------  ------------------ -------------------- --------------------  ---------------- ---------------
        M&E CLASS

         1.960                 156             557,655                    -              754,595            73,406         120,766
         1.970                   -               6,578                    -                  807               238             278
         1.995                   -             231,495                    -               47,649            15,417          28,126
         2.000              69,955             274,928                    -               60,963            18,013          12,855
         2.005                   -                   -                    -                    -                 -               -
         2.010                 586             101,736                    -              193,071            29,801          14,574
         2.020                   -             119,581                    -                3,876             2,089           1,308
         2.045              28,175              33,374                    -               15,268             6,207           4,909
         2.050              16,012             345,178                    -               75,399            41,321          39,252
         2.060              82,507             681,397                    -              680,730            86,420          73,148
         2.070                   -              28,148                    -                1,375               837               -
         2.095                   -             126,131                    -               76,542             6,628           6,973
         2.100              93,266             190,536                    -               17,663             9,553          11,260
         2.110               1,640              79,534                    -              102,780             9,984           6,459
         2.120                   -               4,169                    -                5,084               727           4,998
         2.145              14,525             104,905                    -               20,415             5,483          36,693
         2.150              24,808             216,293                    -               54,212            28,937          21,828
         2.160               1,666             629,686                    -              118,300            56,205          50,453
         2.170                   -               1,463                    -                  265               104               -
         2.195               4,982              55,588                    -               10,075             6,787           1,822
         2.200              22,570             136,381                    -               12,011             3,950           3,211
         2.210             101,969             288,516                    -               87,238            33,471          40,864
         2.220                   -               6,435                    -                  708               274             140
         2.245                   -               3,137                    -                2,414             1,566           1,047
         2.250               8,561              75,995                    -               23,937             9,724           2,776
         2.260               7,640             526,278                    -              161,053            34,828          35,299
         2.270                   -               3,685                    -                  340                 -               -
         2.280                   -                   -                    -                  108                 -               -
         2.295                   -              62,735                    -                3,762             4,312           9,509
         2.300              38,288             240,567                    -               48,604            21,914          40,175
         2.305                   -                   -                    -                  639                 -               -
         2.310                 748             150,363                    -               23,289            13,472           7,861
         2.320                   -               1,809                    -                    -               311               -
         2.345                 361              21,819                    -                2,521               598               -
         2.350               7,600              67,582                    -               46,273             1,615           2,202
         2.360               9,825             241,119                    -               60,019            17,520          11,756
         2.370                   -               2,300                    -                1,542               195             228
         2.395                 729              33,223                    -               15,296             2,920           3,688
         2.400              13,168               1,934                    -                4,528               308             716
         2.405                   -                   -                    -                    -                 -               -
         2.410                   -              34,251                    -                8,217             2,556             755
         2.420                 680               1,031                    -                    -                 -               -
         2.445                   -              24,770                    -                3,550             3,397           1,723
         2.450               7,784             286,748                    -               20,586            15,272          25,300
         2.460              48,274              92,410                    -               15,893             4,874           8,023
         2.470                   -              45,906                    -                3,019             2,083           1,253
         2.495                   -               4,577                    -                    -                 -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:



                                                                                  JNL/             JNL/
                         JNL/S&P         JNL/S&P Equity                       S&P Managed      S&P Managed             JNL/
                      Core Index 100       Aggressive       JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                        Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                      ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
                      ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
        M&E CLASS

         2.500                     -                    -                  -           19,920                -             20,790
         2.505                     -                    -                  -                -                -                  -
         2.510                     -                    -                  -           70,463            1,509            172,698
         2.520                     -                    -                  -              133            4,056              3,947
         2.545                     -                    -                  -            3,708                -             37,152
         2.550                     -                    -                  -           47,793                -             43,317
         2.560                     -                    -                  -           96,396            8,745            114,811
         2.570                     -                    -                  -            3,906                -              8,313
         2.595                     -                    -                  -            2,318                -              3,693
         2.600                     -                    -                  -            1,530            9,287              3,003
         2.605                     -                    -                  -                -                -                  -
         2.610                     -                    -                  -          173,883            9,252            418,842
         2.620                     -                    -                  -           11,717                -                  -
         2.645                     -                    -                  -           14,384                -             16,125
         2.650                     -                    -                  -           67,819                -             66,274
         2.660                     -                    -                  -          206,374           40,887             75,124
         2.670                     -                    -                  -                -                -             14,189
         2.680                     -                    -                  -                -                -                  -
         2.695                     -                    -                  -           10,928                -              2,469
         2.700                     -                    -                  -            2,834           11,091                  -
         2.710                     -                    -                  -           46,728            9,130             37,521
         2.720                     -                    -                  -                -                -              5,722
         2.745                     -                    -                  -           10,203                -              8,629
         2.750                     -                    -                  -            3,739                -              7,281
         2.760                     -                    -                  -           10,669            9,935             18,711
         2.770                     -                    -                  -            2,554                -              7,397
         2.795                     -                    -                  -                -                -                  -
         2.800                     -                    -                  -                -                -             61,597
         2.810                     -                    -                  -          105,396                -             96,667
         2.820                     -                    -                  -                -                -              1,937
         2.845                     -                    -                  -            1,724                -                316
         2.850                     -                    -                  -           33,795                -                  -
         2.860                     -                    -                  -              376                -             36,386
         2.895                     -                    -                  -                -                -                457
         2.900                     -                    -                  -                -                -                  -
         2.910                     -                    -                  -            7,566                -             52,929
         2.920                     -                    -                  -                -                -                  -
         2.950                     -                    -                  -                -                -                  -
         2.955                     -                    -                  -                -                -                  -
         2.960                     -                    -                  -                -              138             20,268
         2.995                     -                    -                  -                -                -                  -
         3.000                     -                    -                  -                -                -                  -
         3.010                     -                    -                  -            7,171                -             41,589
         3.045                     -                    -                  -                -                -                  -
         3.050                     -                    -                  -                -                -             11,706
         3.060                     -                    -                  -                -                -             39,349
         3.070                     -                    -                  -                -                -                  -



                                                                                                                    JNL/Salomon
                       JNL/               JNL/                                                                        Brothers
                   S&P Managed         S&P Managed           JNL/S&P            JNL/Salomon         JNL/Salomon    U.S. Government
                     Moderate           Moderate         Very Aggressive       Brothers High      Brothers Strategic  & Quality
                    Portfolio        Growth Portfolio  Growth Portfolio I   Yield Bond Portfolio  Bond Portfolio   Bond Portfolio
                 -----------------  ------------------ -------------------- --------------------  ---------------- ---------------
                 -----------------  ------------------ -------------------- --------------------  ---------------- ---------------
     M&E CLASS

      2.500                     -              13,314                    -                2,201             3,242           2,882
      2.505                     -                   -                    -                    -                 -               -
      2.510                14,636             105,761                    -               39,109            14,490           4,079
      2.520                 3,476              12,526                    -                    -                 -               -
      2.545                     -               2,889                    -                  382             1,829             371
      2.550                 2,647              92,456                    -               16,079             2,874           7,619
      2.560                42,882              57,041                    -               29,217            14,536           6,908
      2.570                     -                   -                    -                    -                 -               -
      2.595                15,834                   -                    -                5,909             1,281           1,382
      2.600                 1,696               7,169                    -                7,698             4,107           2,530
      2.605                     -                   -                    -                    -                 -               -
      2.610                     -             368,038                    -               54,133            26,412          16,979
      2.620                     -                   -                    -                    -                 -               -
      2.645                 7,015              11,948                    -                    -                 -               -
      2.650                     -              61,407                    -               20,997             4,503             545
      2.660                 7,307              91,703                    -               67,759            11,145           5,256
      2.670                     -                   -                    -                    -                 -               -
      2.680                     -                   -                    -                    -                 -               -
      2.695                     -                   -                    -                  773               558             244
      2.700                 4,739              19,786                    -                    -               156               -
      2.710                 6,874             132,009                    -                9,247             1,705           8,591
      2.720                     -                   -                    -                    -                 -               -
      2.745                     -              21,428                    -                2,121               741               -
      2.750                     -               5,151                    -                  479               859             369
      2.760                 4,428               1,131                    -                8,348               285             600
      2.770                     -               2,468                    -                    -                 -               -
      2.795                13,676               2,007                    -                    -                 -               -
      2.800                     -              49,410                    -               22,737            14,372           7,409
      2.810                     -              59,261                    -                5,535                 -               -
      2.820                     -               5,807                    -                    -                 -               -
      2.845                 5,287                 492                    -                    -                 -               -
      2.850                     -               8,752                    -                  150               342           1,099
      2.860                22,956               6,027                    -                  453               288               -
      2.895                     -               4,681                    -                    -                 -               -
      2.900                     -               8,121                    -                1,332                99             174
      2.910                     -              30,096                    -               27,673             4,377           4,455
      2.920                     -                   -                    -                    -                 -               -
      2.950                     -                   -                    -                    -                 -               -
      2.955                     -                   -                    -                    -                 -               -
      2.960                   648              35,613                    -                2,095             1,546               -
      2.995                     -                   -                    -                    -                 -               -
      3.000                     -                   -                    -                    -                 -               -
      3.010                     -               9,020                    -                3,663             1,295           1,033
      3.045                     -               1,026                    -                    -                 -               -
      3.050                     -                   -                    -                    -                 -               -
      3.060                     -               7,500                    -                3,007                 -             538
      3.070                     -                   -                    -                    -                 -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                    JNL/             JNL/
                          JNL/S&P         JNL/S&P Equity                       S&P Managed      S&P Managed             JNL/
                       Core Index 100       Aggressive       JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                         Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                       ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
                       ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
        M&E CLASS

         3.095                      -                    -                  -                -                -                  -
         3.100                      -                    -                  -                -                -                  -
         3.110                      -                    -                  -                -                -                  -
         3.145                      -                    -                  -                -                -                  -
         3.150                      -                    -                  -                -                -             14,160
         3.160                      -                    -                  -                -                -             13,821
         3.200                      -                    -                  -                -                -              1,354
         3.210                      -                    -                  -              469                -                460
         3.250                      -                    -                  -                -                -                  -
         3.255                      -                    -                  -                -                -                  -
         3.260                      -                    -                  -                -                -                  -
         3.270                      -                    -                  -                -                -                  -
         3.310                      -                    -                  -                -                -                  -
         3.350                      -                    -                  -                -                -                  -
         3.400                      -                    -                  -                -                -                  -
         3.410                      -                    -                  -                -                -                  -
         3.450                      -                    -                  -                -                -                  -
         3.460                      -                    -                  -                -                -                  -
         3.500                      -                    -                  -                -                -                  -
         3.510                      -                    -                  -                -                -                  -
         3.560                      -                    -                  -                -                -                  -
         3.600                      -                    -                  -                -                -                  -
         3.610                      -                    -                  -                -                -                  -
         3.650                      -                    -                  -                -                -                  -
         3.660                      -                    -                  -                -                -                  -
         3.700                      -                    -                  -                -                -                  -
         3.710                      -                    -                  -                -                -                  -
         3.750                      -                    -                  -                -                -                  -
         3.760                      -                    -                  -                -                -                  -
         3.800                      -                    -                  -                -                -                  -
         3.860                      -                    -                  -                -                -                  -
         3.895                      -                    -                  -                -                -                  -
         4.000                      -                    -                  -                -                -                  -


 PERSPECTIVE
  Standard Benefit                  -                    -                  -       19,109,930           71,772         20,710,782
   Maximum Anniversary
     Value Benefit                  -                    -                  -           52,573                -            135,912
   Earnings Protection
     Benefits                       -                    -                  -          133,172                -            124,357
   Combined Optional
     Benefits                       -                    -                  -            7,786                -            215,690
                       ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
                       ---------------  ------------------- ------------------ ---------------- ----------------  -----------------

          Total                     -                    -                  -       45,906,942        1,161,075         69,609,828
                       ===============  =================== ================== ================ ================  =================
                       ===============  =================== ================== ================ ================  =================


                                                                                                                       JNL/Salomon
                            JNL/             JNL/                                                                        Brothers
                        S&P Managed      S&P Managed           JNL/S&P            JNL/Salomon         JNL/Salomon    U.S. Government
                          Moderate        Moderate         Very Aggressive       Brothers High      Brothers Strategic  & Quality
                         Portfolio     Growth Portfolio  Growth Portfolio I   Yield Bond Portfolio  Bond Portfolio   Bond Portfolio
                      ---------------  ---------------- -------------------- --------------------  ---------------- ---------------
                      ---------------  ---------------- -------------------- --------------------  ---------------- ---------------
        M&E CLASS

         3.095                     -                 -                    -                    -                 -               -
         3.100                     -                 -                    -                    -                 -               -
         3.110                     -                 -                    -                1,089                 -               -
         3.145                     -               878                    -                    -                 -               -
         3.150                     -                 -                    -                    -                 -               -
         3.160                     -            18,599                    -                  771                 -               -
         3.200                     -                 -                    -                    -                 -               -
         3.210                     -                 -                    -                    -                 -               -
         3.250                     -                 -                    -                    -                 -               -
         3.255                     -                 -                    -                    -                 -               -
         3.260                     -                 -                    -                    -                 -               -
         3.270                     -                 -                    -                    -                 -               -
         3.310                     -                 -                    -                    -                 -               -
         3.350                     -                 -                    -                    -                 -               -
         3.400                     -                 -                    -                    -                 -               -
         3.410                     -                 -                    -                    -               138             324
         3.450                     -                 -                    -                    -                 -               -
         3.460                     -                 -                    -                    -                 -               -
         3.500                     -                 -                    -                    -                 -               -
         3.510                     -                 -                    -                    -                 -               -
         3.560                     -                 -                    -                    -                 -               -
         3.600                     -                 -                    -                    -                 -               -
         3.610                     -                 -                    -                    -                 -               -
         3.650                     -                 -                    -                    -                 -               -
         3.660                     -                 -                    -                    -                 -               -
         3.700                     -                 -                    -                    -                 -               -
         3.710                     -                 -                    -                    -                 -               -
         3.750                     -                 -                    -                    -                 -               -
         3.760                     -                 -                    -                    -                 -               -
         3.800                     -                 -                    -                    -                 -               -
         3.860                     -                 -                    -                    -                 -               -
         3.895                     -                 -                    -                    -                 -               -
         4.000                     -                 -                    -                    -                 -               -


 PERSPECTIVE
  Standard Benefit            69,721        13,786,659                    -            9,523,409         3,129,554       6,692,121
   Maximum Anniversary
     Value Benefit                 -            70,171                    -               23,041             4,048          40,155
   Earnings Protection
     Benefits                      -            94,890                    -               22,145            14,383          37,109
   Combined Optional
     Benefits                      -            20,553                    -                4,941             1,046           2,972
                      ---------------  ---------------- -------------------- --------------------  ---------------- ---------------
                      ---------------  ---------------- -------------------- --------------------  ---------------- ---------------

          Total            1,687,596          44,168,983                    -           20,282,605         7,004,478      11,036,279
                      ===============  ================== ==================== ====================  ================ ==============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                               JNL/            JNL/Select        JNL/Select         JNL/             JNL/
                          Select Balanced       Global          Large Cap       Select Money     Select Value
                             Portfolio     Growth Portfolio   Growth Portfolio Market Portfolio   Portfolio
                          ---------------- -----------------  ---------------  ---------------- ---------------
                          ---------------- -----------------  ---------------  ---------------- ---------------
 M&E CLASS

         1.000                      2,359                 -            2,275           236,527           7,728
         1.100                          -                 -                -                 -               -
         1.150                    947,051               342          235,022           555,348         342,287
         1.250                    285,825             6,566           18,955           204,735         120,006
         1.300                    542,978               405           68,972           238,182         125,933
         1.350                     10,125                 -                -                 -          11,774
         1.395                          -                 -           68,159                 -               -
         1.400                    406,653               458           55,817           101,980          80,547
         1.420                      6,080                 -                -                 -               -
         1.450                    115,394             1,459           33,000            47,302          57,418
         1.500                    341,438               886           58,777           122,232         191,342
         1.545                     49,577               388           21,339            76,292          22,006
         1.550                     36,532             1,514            2,171            43,152          19,807
         1.560                          -                 -           16,619                 -               -
         1.570                     15,516                 -            5,757            33,004           2,432
         1.575                          -                 -                -                 -               -
         1.600                    280,838             4,478          115,676           102,563         159,276
         1.605                          -                 -                -                 -               -
         1.630                        204                 -                -                 -             144
         1.645                      6,250                 -                -                 -           2,317
         1.650                    115,201               114           41,693            55,969         174,578
         1.660                          -                 -                -           156,936               -
         1.670                      8,396                 -                -             5,223             543
         1.695                     66,934                 -           84,545            21,190          19,798
         1.700                    149,907             4,077           29,322            77,098          46,918
         1.710                    560,842             2,096          114,531           378,910         217,675
         1.720                     13,421                 -            3,497             3,497               -
         1.725                          -                 -                -                 -               -
         1.745                          -                 -                -                 -               -
         1.750                     95,458               262           15,471           208,610          40,228
         1.760                        725                 -            1,932            12,734               -
         1.795                     29,211                 -            6,202             9,142          10,841
         1.800                    219,089               292           20,053            92,029          38,929
         1.810                     91,501             3,827            9,327           154,033          49,440
         1.820                      6,358                 -              707               982               -
         1.825                          -                 -                -                 -               -
         1.845                     42,174                 -            9,998            63,542          12,348
         1.850                     64,484             1,119            3,955            16,422          17,333
         1.860                    244,818             5,040           83,244           219,326         128,590
         1.870                     11,711                 -                -             2,534             165
         1.895                     57,820                 -           11,084             8,665          30,217
         1.900                     79,554               573           11,869            39,870          28,734
         1.910                          -                 -                -            68,238               -
         1.920                     11,453                 -            1,111             6,375           2,349
         1.945                      4,896                 -              254             2,130           1,771
         1.950                     27,267               537           17,336            14,636          28,459
         1.955                        362                 -                -                 -               -


                        JNL/T. Rowe       JNL/T. Rowe         JNL/
                    Price Established   Price Mid-Cap     T. Rowe Price
                    Growth Portfolio    Growth Portfolio Value Portfolio
                    ------------------  ---------------  ----------------
                    ------------------  ---------------  ----------------
 M&E CLASS

         1.000                  1,982           18,034            46,459
         1.100                      -            1,326                 -
         1.150                589,795          612,453         1,591,333
         1.250                 97,798          113,077           374,852
         1.300                272,815          224,342           865,635
         1.350                      -                -                 -
         1.395                      -                -                 -
         1.400                220,503          149,051           635,682
         1.420                      -            2,189            11,005
         1.450                 64,981           65,787           165,555
         1.500                311,131          223,821           734,379
         1.545                 61,193           44,442           126,107
         1.550                 20,730           32,413           108,413
         1.560                  2,488           14,241             2,019
         1.570                 12,828           12,478            57,169
         1.575                      -                -                 -
         1.600                157,254          167,194           629,686
         1.605                      -                -                 -
         1.630                      -               36               181
         1.645                  4,495            1,874            12,890
         1.650                109,619          151,888           266,560
         1.660                 13,500            4,250                 -
         1.670                  3,444            2,017            22,643
         1.695                 47,811           29,980            97,255
         1.700                 88,660           95,024           273,630
         1.710                550,947          350,424           963,135
         1.720                  7,622           11,245            22,093
         1.725                      -                -                 -
         1.745                      -                -                 -
         1.750                 65,998           38,384           179,030
         1.760                      -                -             3,773
         1.795                 25,786           15,084            44,069
         1.800                 49,354           54,779           162,318
         1.810                 71,277           57,456           145,544
         1.820                  6,028            6,159            36,169
         1.825                      -                -                 -
         1.845                 23,915           15,749            77,830
         1.850                 13,719           10,765            35,151
         1.860                143,503          186,102           543,230
         1.870                    591              680             6,986
         1.895                 20,934           17,713           114,198
         1.900                 37,980           38,122           101,495
         1.910                      -                -            22,952
         1.920                  7,486            3,366            19,339
         1.945                  2,917            3,574             8,282
         1.950                 39,654           28,714           134,961
         1.955                      -              582             1,365

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:

                               JNL/            JNL/Select        JNL/Select         JNL/             JNL/
                          Select Balanced       Global          Large Cap       Select Money     Select Value
                             Portfolio     Growth Portfolio   Growth Portfolio Market Portfolio   Portfolio
                          ---------------- -----------------  ---------------  ---------------- ---------------
                          ---------------- -----------------  ---------------  ---------------- ---------------
       M&E CLASS

         1.960                    134,124             4,632           69,043           124,878          38,183
         1.970                      1,224                 -                -             4,414             618
         1.995                     43,421                 -            6,676            34,261          18,494
         2.000                     31,743                 -           11,168            22,352          28,886
         2.005                          -                 -                -                 -               -
         2.010                     21,952                 -           15,049            55,039          11,089
         2.020                      1,611             2,478            6,313             6,040           1,545
         2.045                      5,850                 -            2,245             8,337           4,908
         2.050                     45,812               996           43,450            44,722          29,982
         2.060                    209,019             2,445           14,886           140,976          83,139
         2.070                        276                 -                -                 -               -
         2.095                     17,803                 -            6,921            12,915           1,985
         2.100                      3,258                59           15,626             4,081           2,527
         2.110                     21,389               116            3,889            12,092          13,124
         2.120                      1,515                 -              316             8,166             371
         2.145                      7,894                 -            2,359             1,825           5,992
         2.150                     19,938                50            7,504            25,564          12,385
         2.160                     94,289               457           26,979            86,185          43,954
         2.170                      9,107                 -            1,902                 -             327
         2.195                      5,560                 -            2,020             2,097           4,151
         2.200                     11,704             1,033            1,777            20,462           1,897
         2.210                     57,823               956           19,939            36,433          12,415
         2.220                      3,441                 -                -               297             212
         2.245                      2,594             1,070                -             6,925           2,523
         2.250                      4,075                 -            3,960             4,673           7,653
         2.260                     47,777               680           12,758            83,928          50,703
         2.270                        791                 -                -                 -               -
         2.280                          -                 -                -                 -               -
         2.295                     12,197                 -            4,206               965           2,148
         2.300                     51,763             1,929            6,259            68,460          22,440
         2.305                        755                 -                -                 -               -
         2.310                     18,767             4,931            5,411            32,054          17,850
         2.320                          -                 -            1,132                 -               -
         2.345                      9,018                 -            2,296                 -               -
         2.350                      6,018                61              405                 -           3,417
         2.360                     16,603             2,747            4,643            73,170          11,100
         2.370                      1,065                 -                -               146             458
         2.395                      1,737                 -                7             7,474           8,453
         2.400                        847                74                -               450              87
         2.405                          -                 -                -                 -               -
         2.410                      3,916                99              837             4,754           6,888
         2.420                          -                 -                -                 -               -
         2.445                      1,806                 -            1,970                 -           1,581
         2.450                     21,669               259            1,162            27,768           4,350
         2.460                      8,233             1,051                -            10,015           4,029
         2.470                        313                 -                -                 -           1,285
         2.495                          -                78              652                 -               -


                        JNL/T. Rowe       JNL/T. Rowe         JNL/
                    Price Established   Price Mid-Cap     T. Rowe Price
                    Growth Portfolio    Growth Portfolio Value Portfolio
                    ------------------  ---------------  ----------------
                    ------------------  ---------------  ----------------
      M&E CLASS

        1.960                 104,596          130,167           421,158
        1.970                     184              430             2,197
        1.995                  15,039           13,774            54,012
        2.000                   6,818           25,117            84,281
        2.005                       -                -                 -
        2.010                  31,427           21,141            81,132
        2.020                   2,843            5,607            16,170
        2.045                   4,352            3,936            15,448
        2.050                  21,832           41,128           151,803
        2.060                 100,210           64,393           252,047
        2.070                   1,327              798                 -
        2.095                  14,950           11,404            48,253
        2.100                   2,385           12,604            45,219
        2.110                  11,831           12,599            41,353
        2.120                   2,217              859             7,006
        2.145                   5,410            9,017            33,306
        2.150                   7,768            9,436            57,161
        2.160                  65,739           57,618           163,282
        2.170                     158              850               249
        2.195                   3,376            5,583            10,644
        2.200                   1,392            7,459            25,764
        2.210                  21,735           26,694           113,781
        2.220                     287            2,249             1,656
        2.245                   1,485            2,102             8,186
        2.250                  10,050            9,781            16,392
        2.260                  52,795           70,243           191,801
        2.270                     447              240             2,067
        2.280                       -               62                 -
        2.295                   4,431            4,639            14,339
        2.300                  13,734           29,450            61,565
        2.305                     890              265                 -
        2.310                  20,570           23,289            20,890
        2.320                     406                -               573
        2.345                   1,588            1,089             5,844
        2.350                   3,405              968            11,726
        2.360                  34,797           24,325            74,164
        2.370                     729              678             1,612
        2.395                   2,559            3,635             4,585
        2.400                   2,554              152             7,895
        2.405                       -                -                 -
        2.410                   5,121            4,243            10,857
        2.420                       -                -                 -
        2.445                   2,386            6,597             7,418
        2.450                   6,907            9,304            38,432
        2.460                  15,343            8,272            35,138
        2.470                   2,390              778             4,243
        2.495                   1,854            1,289             3,578

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                               JNL/            JNL/Select        JNL/Select         JNL/             JNL/
                          Select Balanced       Global          Large Cap       Select Money     Select Value
                             Portfolio     Growth Portfolio   Growth Portfolio Market Portfolio   Portfolio
                          ---------------- -----------------  ---------------  ---------------- ---------------
                          ---------------- -----------------  ---------------  ---------------- ---------------
       M&E CLASS

         2.500                        242                 -              138             2,053               -
         2.505                          -                 -                -                 -               -
         2.510                     22,356             6,145              817            42,990          15,855
         2.520                          -                 -                -                 -               -
         2.545                      1,913                 -            1,877             3,779           1,537
         2.550                      8,733                58            1,025            15,197           4,971
         2.560                     28,242                 -              918             2,295           9,916
         2.570                          -                 -                -                 -               -
         2.595                        943                 -                -                 -             601
         2.600                      6,453               487              114                 -               -
         2.605                          -                 -                -                 -               -
         2.610                     23,861             6,210            5,405            50,276          17,975
         2.620                          -                 -                -                 -               -
         2.645                          -             1,395                -                 -               -
         2.650                     11,020                 -            3,597             3,286           5,456
         2.660                     10,570             3,175              635            51,373           5,154
         2.670                          -                 -                -                 -               -
         2.680                          -                 -                -                 -               -
         2.695                        773                 -                -                 -             743
         2.700                          -                 -                -                 -               -
         2.710                     14,099             2,199              325                 -           2,208
         2.720                          -                 -                -                 -               -
         2.745                      2,470                 -              226             1,383             507
         2.750                      2,648                80              311                 -           1,163
         2.760                        260                10                7             9,091              54
         2.770                          -                 -                -                 -               -
         2.795                          -                 -                -                 -               -
         2.800                      6,809                 -                -             7,187           3,290
         2.810                          -                 -            4,379                 -             389
         2.820                          -                 -                -                 -               -
         2.845                         56                 -                -                 -              71
         2.850                         93                 -                -                 -           1,212
         2.860                        215                 -                -                 -             271
         2.895                          -                 -                -                 -               -
         2.900                        295                 -                -                 -           4,343
         2.910                      3,768                 -              414             4,966           2,010
         2.920                          -                 -                -                 -               -
         2.950                          -                 -                -                 -               -
         2.955                          -                 -                -                 -               -
         2.960                      1,853                 -                -                 -               -
         2.995                          -                 -                -                 -               -
         3.000                      1,116                 -                -                 -               -
         3.010                        168               254            1,173                 -              14
         3.045                        586                 -                -                 -               -
         3.050                          -                 -                -                 -               -
         3.060                        369                 -                -             4,541             583
         3.070                          -                 -                -                 -               -




                         JNL/T. Rowe       JNL/T. Rowe         JNL/
                     Price Established   Price Mid-Cap     T. Rowe Price
                     Growth Portfolio    Growth Portfolio Value Portfolio
                     ------------------  ---------------  ----------------
                     ------------------  ---------------  ----------------
      M&E CLASS

        2.500                    1,135              729             3,300
        2.505                        -                -                 -
        2.510                   10,234           15,046            40,703
        2.520                        -                -                 -
        2.545                      299            1,117             4,297
        2.550                    4,339            3,157            17,000
        2.560                   15,471           20,377            23,087
        2.570                        -                -                 -
        2.595                      534              328             2,313
        2.600                        -            1,117               212
        2.605                        -                -                 -
        2.610                   24,264           24,522            36,571
        2.620                        -                -                 -
        2.645                        -                -                 -
        2.650                    6,800            3,227            12,147
        2.660                   26,482           12,005            20,548
        2.670                        -                -                 -
        2.680                        -                -                 -
        2.695                      353              217               290
        2.700                        -            1,664                 -
        2.710                   14,290            5,652            20,089
        2.720                        -                -                 -
        2.745                      542            1,415             7,129
        2.750                       24            1,308             2,836
        2.760                    1,590            2,843             5,778
        2.770                        -                -               699
        2.795                        -                -               595
        2.800                    1,504            1,771             4,629
        2.810                   11,093            4,206            36,058
        2.820                        -                -                 -
        2.845                        -              205             2,403
        2.850                       87              486               161
        2.860                      190            1,185             1,873
        2.895                    2,223              904                 -
        2.900                      487                -             1,125
        2.910                    6,399            5,340            20,722
        2.920                        -                -                 -
        2.950                        -                -                 -
        2.955                        -                -                 -
        2.960                        -              583             3,412
        2.995                        -                -                 -
        3.000                        -                -                 -
        3.010                    2,712            1,338             2,822
        3.045                      649              951               972
        3.050                        -                -                 -
        3.060                    7,721            3,447            22,953
        3.070                        -                -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                               JNL/           JNL/Select        JNL/Select          JNL/             JNL/
                          Select Balanced       Global          Large Cap       Select Money     Select Value
                             Portfolio     Growth Portfolio   Growth Portfolio Market Portfolio   Portfolio
                          ---------------- -----------------  ---------------  ---------------- ---------------
                          ---------------- -----------------  ---------------  ---------------- ---------------
       M&E CLASS

         3.095                          -                 -                -                 -               -
         3.100                          -                 -                -                 -               -
         3.110                          -                 -              254                 -               -
         3.145                          -               259                -                 -               -
         3.150                          -                 -                -                 -               -
         3.160                          -               475                -                 -               -
         3.200                          -                 -                -                 -               -
         3.210                          -                 -                -                 -               -
         3.250                          -                 -                -                 -               -
         3.255                          -                 -                -                 -               -
         3.260                          -                 -                -                 -               -
         3.270                          -                 -                -                 -               -
         3.310                          -                 -                -                 -               -
         3.350                          -                 -                -                 -               -
         3.400                          -                 -                -                 -               -
         3.410                          -                 -                -                 -               -
         3.450                          -                 -                -                 -               -
         3.460                          -                 -                -                 -               -
         3.500                          -                 -                -                 -               -
         3.510                          -                 -                -                 -               -
         3.560                          -                 -                -                 -               -
         3.600                          -                 -                -                 -               -
         3.610                          -                 -                -                 -               -
         3.650                          -                 -                -                 -               -
         3.660                          -                 -                -                 -               -
         3.700                          -                 -                -                 -               -
         3.710                          -                 -                -                 -               -
         3.750                          -                 -                -                 -               -
         3.760                          -                 -                -                 -               -
         3.800                          -                 -                -                 -               -
         3.860                          -                 -                -                 -               -
         3.895                          -                 -                -                 -               -
         4.000                          -                 -                -                 -               -


 PERSPECTIVE
  Standard Benefit             10,080,606         7,435,251        7,702,800         3,432,927       1,031,455
   Maximum Anniversary
     Value Benefit                 40,734                 -            5,061             5,991           2,161
   Earnings Protection
     Benefits                      32,290                 -           27,463            21,573           2,101
   Combined Optional
     Benefits                       6,673                 -            9,495                 -               -
                          ---------------- -----------------  ---------------  ---------------- ---------------
                          ---------------- -----------------  ---------------  ---------------- ---------------

         Total                 16,217,313         7,516,632        9,238,864         8,010,234       3,567,122
                          ================ =================  ===============  ================ ===============
                          ================ =================  ===============  ================ ===============


                            JNL/T. Rowe       JNL/T. Rowe          JNL/
                         Price Established   Price Mid-Cap     T. Rowe Price
                         Growth Portfolio    Growth Portfolio Value Portfolio
                         ------------------  ---------------  ----------------
                         ------------------  ---------------  ----------------
       M&E CLASS

         3.095                           -                -                 -
         3.100                           -                -                 -
         3.110                           -              939               154
         3.145                           -                -                 -
         3.150                           -                -                 -
         3.160                       2,120            1,687                 -
         3.200                           -                -                 -
         3.210                           -                -                 -
         3.250                           -                -                 -
         3.255                           -                -                 -
         3.260                           -                -                 -
         3.270                           -                -                 -
         3.310                           -                -                 -
         3.350                           -                -                 -
         3.400                           -                -                 -
         3.410                           -                -                 -
         3.450                           -                -                 -
         3.460                           -                -                 -
         3.500                           -                -                 -
         3.510                           -                -                 -
         3.560                           -                -                 -
         3.600                           -                -                 -
         3.610                           -                -                 -
         3.650                           -                -                 -
         3.660                           -                -                 -
         3.700                           -                -                 -
         3.710                           -                -                 -
         3.750                           -                -                 -
         3.760                           -                -                 -
         3.800                           -                -                 -
         3.860                           -                -                 -
         3.895                           -                -                 -
         4.000                           -                -                 -


 PERSPECTIVE
  Standard Benefit              10,119,926        8,830,486         7,053,449
   Maximum Anniversary
     Value Benefit                  44,665           55,246            43,850
   Earnings Protection
     Benefits                       43,704           44,134            66,626
   Combined Optional
     Benefits                        1,697            4,660             9,781
                         ------------------  ---------------  ----------------
                         ------------------  ---------------  ----------------

         Total                  14,110,589       12,521,371        18,259,184
                         ==================  ===============  ================
                         ==================  ===============  ================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                          Fifth          Fifth Third           Fifth          Fifth Third           JNL/               JNL/
                     Third Balanced    Disciplined Value   Third Mid Cap     Quality Growth     AIM Large Cap      AIM Premier
                      VIP Portfolio     VIP Portfolio      VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
 M&E CLASS

         1.000                   $ -                $ -               $ -                $ -          $ 352,436               $ -
         1.100                     -                  -                 -                  -                  -                 -
         1.150                     -                  -                 -                  -          7,212,932                 -
         1.250                33,088          1,052,941           494,548            922,804          1,551,291                 -
         1.300                     -                  -                 -                  -          3,176,278                 -
         1.350                     -                  -                 -                  -            470,811                 -
         1.395                     -                  -                 -                  -                  -                 -
         1.400                     -                  -                 -                  -          2,752,707                 -
         1.420                     -                  -                 -                  -                  -                 -
         1.450                     -                  -                 -                  -          1,428,487                 -
         1.500                27,602             68,733            25,689             60,427          3,994,469                 -
         1.545                     -                  -                 -                  -            841,054                 -
         1.550                     -             29,281            18,133             28,698            149,926                 -
         1.560                     -                  -                 -                  -                  -                 -
         1.570                     -                  -                 -                  -            166,275                 -
         1.575                     -                  -                 -                  -                  -                 -
         1.600                23,448          1,024,429           433,993            820,544          2,693,244                 -
         1.605                     -                  -                 -                  -                  -                 -
         1.630                     -                  -                 -                  -                  -                 -
         1.645                     -              9,187             3,922                  -             12,681                 -
         1.650                11,245            127,988            73,952            103,403          1,414,455                 -
         1.660                     -                  -                 -                  -                  -                 -
         1.670                     -                  -                 -                  -                910                 -
         1.695                     -                  -                 -                  -            354,197                 -
         1.700                 6,157             47,188            25,415             54,554          1,565,583                 -
         1.710                     -                  -                 -                  -          5,778,570                 -
         1.720                     -                  -                 -                  -             65,961                 -
         1.725                     -                  -                 -                  -                  -                 -
         1.745                     -                  -                 -                  -                  -                 -
         1.750                     -              9,014             3,993              9,258          1,003,117                 -
         1.760                     -             60,322            25,770             60,860                  -                 -
         1.795                     -                  -                 -                  -            123,819                 -
         1.800                     -             20,018            14,295             11,730          1,130,639                 -
         1.810                 5,144            198,400            74,250            100,477            600,094                 -
         1.820                     -                  -                 -                  -             16,212                 -
         1.825                     -                  -                 -                  -                  -                 -
         1.845                     -                  -                 -                  -            277,192                 -
         1.850                     -            241,779           103,697            240,838            313,106                 -
         1.860                     -                  -                 -                  -          2,268,985                 -
         1.870                     -                  -                 -                  -             26,191                 -
         1.895                     -                  -                 -                  -            551,053                 -
         1.900                     -             74,238            30,189             75,702            670,310                 -
         1.910                     -                  -                 -                  -                  -                 -
         1.920                     -                  -                 -                  -             21,967                 -
         1.945                     -                  -                 -                  -             55,862                 -
         1.950                     -             14,926             6,588             14,998            311,907                 -
         1.955                     -                  -                 -                  -                  -                 -


                       JNL/                                JNL/                               JNL/Eagle         JNL/FMR
                   AIM Small Cap       JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap          Balanced
                 Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio     Portfolio
                 ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
                 ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
 M&E CLASS

         1.000           $ 144,337              $ -               $ -         $ 257,279         $ 117,447         $ 669,760
         1.100                   -          310,726                 -                 -            69,973                 -
         1.150           4,763,209        4,307,288         2,166,604         6,064,964         4,326,219         8,634,918
         1.250           1,344,170          703,716           573,600         1,259,316         1,323,176         1,266,327
         1.300           1,961,391        2,304,748           982,963         3,155,120         1,819,843         5,961,282
         1.350             237,397                -                 -                 -                 -                 -
         1.395                   -                -         1,751,099                 -                 -                 -
         1.400           1,688,080        2,098,085         1,063,943         2,302,324         1,547,434         3,380,200
         1.420                   -                -                 -                 -                 -                 -
         1.450             774,144          639,046           199,846           716,796           236,988         1,180,942
         1.500           2,226,057        2,069,991           858,402         3,437,228         2,018,442         3,301,205
         1.545             387,351          487,766           122,132           367,776           375,918           663,897
         1.550             181,034          164,716            50,401           196,619            63,282           709,333
         1.560                   -                -           421,150            34,550            34,171                 -
         1.570             202,574           96,577            36,687            79,055            79,257            70,705
         1.575                   -                -                 -                 -                 -                 -
         1.600           1,248,954        2,470,048           591,499         1,491,556         1,526,069         2,565,339
         1.605                   -                -                 -                 -                 -                 -
         1.630                   -                -                 -             2,315                 -                 -
         1.645              14,474            6,007             5,496            17,159            11,935             6,353
         1.650             802,812          663,370           211,506           922,352           864,924         1,109,823
         1.660                   -                -                 -                 -            71,090                 -
         1.670              14,705            3,633                 -                 -             9,543           271,006
         1.695             104,078          691,056            64,803           233,351           277,511           386,186
         1.700             681,767          884,932           284,251           771,390           773,807         1,233,794
         1.710           2,984,794        4,258,422         1,551,621         4,443,255         3,151,541         3,589,483
         1.720              42,018          164,446             3,740           148,799            51,329           245,465
         1.725                   -                -                 -                 -                 -                 -
         1.745                   -                -                 -                 -                 -                 -
         1.750             679,146          423,515           108,612           680,216           397,974           953,761
         1.760              14,258                -                 -            97,384            69,234                 -
         1.795             222,406          251,989            84,330           123,898           202,413           210,675
         1.800             337,990          503,550           231,624           387,996           317,195         1,019,042
         1.810             412,353          366,678           154,350           501,956           673,031           807,926
         1.820             110,439          123,984                 -            32,153             9,463            17,536
         1.825                   -                -                 -                 -                 -                 -
         1.845             336,813          270,636             9,252           191,633           129,940           372,796
         1.850             159,950           76,077            44,037           226,325           207,387           166,080
         1.860           1,433,404        1,352,471         1,201,185         1,568,398         1,139,576         2,083,345
         1.870                   -            1,253                 -                 -                 -             1,429
         1.895             283,363          321,730            58,891           281,655           479,035           694,067
         1.900             305,014          441,080           128,818           915,755           432,561           652,722
         1.910                   -                -                 -                 -                 -                 -
         1.920                   -           43,554            43,673             7,198            43,232            38,478
         1.945               5,336           84,955                 -                 -             5,082           104,310
         1.950             458,747          130,841           129,287           287,907           283,191           361,753
         1.955                   -                -                 -                 -                 -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                          Fifth           Fifth Third          Fifth           Fifth Third          JNL/               JNL/
                     Third Balanced    Disciplined Value   Third Mid Cap     Quality Growth     AIM Large Cap      AIM Premier
                      VIP Portfolio     VIP Portfolio      VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
        M&E CLASS

         1.960                     -                  -                 -                  -          1,231,632                 -
         1.970                     -                  -                 -                  -                  -                 -
         1.995                     -                  -                 -                  -            168,605                 -
         2.000                     -                  -                 -                  -            337,773                 -
         2.005                     -                  -                 -                  -                  -                 -
         2.010                     -             64,991            27,081             66,972            648,404                 -
         2.020                     -                  -                 -                  -              5,200                 -
         2.045                     -                  -                 -                  -            120,987                 -
         2.050                     -             33,383            14,096             33,657            535,983                 -
         2.060                     -             83,740            35,628             85,598          1,434,872                 -
         2.070                     -                  -                 -                  -              6,049                 -
         2.095                     -                  -                 -                  -            108,182                 -
         2.100                     -             23,134             6,089             14,164             40,084                 -
         2.110                     -             18,533             8,020             19,120            298,103                 -
         2.120                     -                  -                 -                  -             14,711                 -
         2.145                     -                  -                 -                  -            212,832                 -
         2.150                     -            123,526            49,564            122,509            111,859                 -
         2.160                15,320            209,049            95,873            204,130            599,576                 -
         2.170                     -                  -                 -                  -                  -                 -
         2.195                     -                  -                 -                  -             58,328                 -
         2.200                     -              4,857             1,829              4,918            114,654                 -
         2.210                     -            109,997            39,318            102,793            173,128                 -
         2.220                     -                  -                 -                  -             38,965                 -
         2.245                     -                  -                 -                  -             61,025                 -
         2.250                     -                  -                 -                  -             75,713                 -
         2.260                     -              5,873             5,209              3,361          1,078,144                 -
         2.270                     -                  -                 -                  -             14,052                 -
         2.280                     -                  -                 -                  -                  -                 -
         2.295                     -              6,493             2,933              6,658             75,289                 -
         2.300                     -             19,627             8,274             19,349            296,229                 -
         2.305                     -                  -                 -                  -                  -                 -
         2.310                     -                  -                 -                  -            262,053                 -
         2.320                     -                  -                 -                  -                  -                 -
         2.345                     -                  -                 -                  -             35,990                 -
         2.350                     -                  -                 -                  -              4,373                 -
         2.360                     -             20,377             8,531             19,943            538,138                 -
         2.370                     -                  -                 -                  -              9,810                 -
         2.395                     -                  -                 -                  -            185,731                 -
         2.400                     -             20,953             9,366             21,379                  -                 -
         2.405                     -                  -                 -                  -                  -                 -
         2.410                   556              6,618             2,754              6,319             64,442                 -
         2.420                     -                  -                 -                  -                  -                 -
         2.445                     -                  -                 -                  -             74,383                 -
         2.450                     -              3,804             1,588              2,913            150,952                 -
         2.460                     -             15,750             6,391             15,832            128,070                 -
         2.470                     -                  -                 -                  -             27,619                 -
         2.495                     -                  -                 -                  -              1,543                 -


                         JNL/                                JNL/                               JNL/Eagle         JNL/FMR
                     AIM Small Cap       JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap          Balanced
                   Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio     Portfolio
                   ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
                   ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
        M&E CLASS

         1.960               916,357        1,511,563           316,103         1,321,848           656,952         1,675,633
         1.970                 7,646            7,527                 -             4,485                 -            10,178
         1.995                40,050           65,456             6,893           181,338            86,762           207,528
         2.000               518,681          304,783           562,013           163,027           266,760           207,263
         2.005                     -                -                 -                 -                 -                 -
         2.010               294,280          125,845           158,604           149,651           477,477           163,254
         2.020                     -            6,352               662             5,559            65,655            76,055
         2.045                62,266           39,528            23,934            15,671            20,204           119,057
         2.050               246,003          130,531           136,828           427,050           329,985           348,214
         2.060               918,862          590,471            86,824         1,040,202         1,229,281         1,105,398
         2.070                 3,409                -                 -                 -                 -            11,226
         2.095               185,094           86,498            26,415           129,601           120,747           110,207
         2.100                20,835           22,429            27,195            56,937            55,116            95,443
         2.110               109,015          120,370            37,927           157,472           153,412           190,274
         2.120                     -           42,819                 -            30,388            34,033            63,151
         2.145                80,395           51,918            73,438            76,299           187,956           336,812
         2.150               158,783          162,935            41,655           318,360           352,565           173,033
         2.160               303,627          362,095           159,607           472,376           580,996           694,193
         2.170                     -                -                 -                 -                 -            24,053
         2.195                22,945           17,832            60,465            24,646            27,825            21,209
         2.200                18,403           11,482            50,029           102,625            71,397           151,466
         2.210                49,780          160,301            49,051           307,687           198,634           304,410
         2.220                10,828            3,405                 -             6,856            29,634                 -
         2.245                31,926                -            16,900             5,050                 -            18,068
         2.250                17,060           21,473                 -            45,189            18,577            23,690
         2.260               306,778          180,141           207,820           561,730           935,545           653,076
         2.270                10,168                -                 -                 -                 -             5,781
         2.280                     -                -                 -                 -                 -                 -
         2.295                28,862                -            86,461           108,237                 -            45,368
         2.300               256,778           70,795           105,790           295,790           383,403           279,674
         2.305                     -                -                 -                 -                 -                 -
         2.310               119,870           99,450            93,018           140,465            87,050           238,546
         2.320                     -                -                 -                 -                 -            34,050
         2.345                 5,130                -             8,087            12,098             2,158            32,907
         2.350                37,616           14,318            79,149            68,451             6,397           111,501
         2.360               343,588           42,496            33,350           316,206            98,890           369,953
         2.370                     -            1,471                 -             4,045             9,967                 -
         2.395                92,913           75,612                 -            74,373            58,174            63,836
         2.400                 5,951                -                 -             3,878             1,668                 -
         2.405                     -                -                 -                 -                 -                 -
         2.410                38,979           14,825             5,895           164,414            20,528           134,856
         2.420                     -                -                 -                 -                 -                 -
         2.445                 8,311           11,340             8,234            52,877            43,741            16,048
         2.450                96,454           60,213            23,512           145,931            64,347           275,294
         2.460               351,794           64,898             2,621           188,892            16,010           249,927
         2.470                 7,067           16,574                 -            45,608             2,751                 -
         2.495                     -           10,648                 -             1,572            45,147                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                          Fifth           Fifth Third          Fifth           Fifth Third          JNL/               JNL/
                     Third Balanced    Disciplined Value   Third Mid Cap     Quality Growth     AIM Large Cap      AIM Premier
                      VIP Portfolio     VIP Portfolio      VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
        M&E CLASS

         2.500                     -             12,462             5,370             12,085             12,545                 -
         2.505                     -                  -                 -                  -                  -                 -
         2.510                     -                  -                 -                  -            203,453                 -
         2.520                     -                  -                 -                  -                  -                 -
         2.545                     -             10,050             2,168              9,178              5,760                 -
         2.550                     -                  -                 -                  -            110,119                 -
         2.560                     -              4,513                 -                  -             65,767                 -
         2.570                     -                  -                 -                  -                  -                 -
         2.595                     -                  -                 -                  -              4,050                 -
         2.600                     -                  -                 -                  -                  -                 -
         2.605                     -                  -                 -                  -                  -                 -
         2.610                     -             26,709            10,240             24,187            714,688                 -
         2.620                     -                  -                 -                  -                  -                 -
         2.645                     -                  -                 -                  -                  -                 -
         2.650                     -                  -                 -                  -              2,794                 -
         2.660                     -                  -                 -                  -             46,102                 -
         2.670                     -                  -                 -                  -              1,004                 -
         2.680                     -                  -                 -                  -                  -                 -
         2.695                     -                  -                 -                  -              5,626                 -
         2.700                     -                  -                 -                  -                  -                 -
         2.710                     -              8,674             3,531              8,098            136,345                 -
         2.720                     -                  -                 -                  -                  -                 -
         2.745                     -                  -                 -                  -             25,959                 -
         2.750                     -                  -                 -                  -              2,682                 -
         2.760                     -                  -                 -                  -             14,185                 -
         2.770                     -                  -                 -                  -                  -                 -
         2.795                     -                  -                 -                  -                  -                 -
         2.800                     -                  -                 -                  -             25,855                 -
         2.810                     -                  -                 -                  -             14,247                 -
         2.820                     -                  -                 -                  -                  -                 -
         2.845                     -                  -                 -                  -                  -                 -
         2.850                     -                  -                 -                  -             11,542                 -
         2.860                     -                  -                 -                  -             14,813                 -
         2.895                     -                  -                 -                  -                  -                 -
         2.900                     -                  -                 -                  -                  -                 -
         2.910                     -                  -                 -                  -             75,813                 -
         2.920                     -                  -                 -                  -                  -                 -
         2.950                     -                  -                 -                  -                  -                 -
         2.955                     -                  -                 -                  -                  -                 -
         2.960                     -                  -                 -                  -                  -                 -
         2.995                     -                  -                 -                  -                  -                 -
         3.000                     -                  -                 -                  -                  -                 -
         3.010                     -             21,282             8,804                  -             78,393                 -
         3.045                     -                  -                 -                  -                  -                 -
         3.050                     -                  -                 -                  -                  -                 -
         3.060                     -                  -                 -                  -             32,639                 -
         3.070                     -                  -                 -                  -                  -                 -


                       JNL/                                JNL/                               JNL/Eagle         JNL/FMR
                   AIM Small Cap       JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap          Balanced
                 Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio     Portfolio
                 ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
                 ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
        M&E CLASS

         2.500              31,472            1,356            23,768            48,953             2,929             1,425
         2.505                   -                -                 -                 -                 -                 -
         2.510             179,129           99,645            28,254            29,588           125,244            62,200
         2.520                   -                -                 -             5,811                 -                 -
         2.545              38,706                -                 -                 -             2,893             7,203
         2.550              38,837           38,193             8,942             8,812             7,120            17,733
         2.560              15,695           50,208            31,669           124,882            52,063            94,804
         2.570                   -                -                 -                 -                 -                 -
         2.595                   -                -                 -            27,897                 -                 -
         2.600                   -                -                 -             3,948                 -            40,725
         2.605                   -                -                 -                 -                 -                 -
         2.610              71,864          130,520            37,612           174,537           140,442           365,649
         2.620                   -                -                 -                 -                 -                 -
         2.645                   -                -                 -                 -                 -                 -
         2.650             151,343            7,178                 -            85,974            94,894           112,063
         2.660             107,323           59,499            25,736            53,818           112,755            75,645
         2.670                   -                -                 -                 -                 -                 -
         2.680                   -                -                 -                 -                 -                 -
         2.695                   -            5,433                 -            11,190             6,325                 -
         2.700              21,793                -                 -                 -                 -                 -
         2.710              10,986           18,565            37,044            60,396           111,006            52,500
         2.720                   -                -                 -                 -                 -                 -
         2.745               6,313            1,301            23,177            41,446            29,125                 -
         2.750                   -           16,923                 -                 -                 -               530
         2.760               1,838              457             3,117             5,999            12,378            13,107
         2.770                   -                -                 -                 -                 -                 -
         2.795                   -                -                 -                 -                 -                 -
         2.800              20,691            4,018                 -            51,082             6,563            42,223
         2.810              15,904           27,255            10,662                 -            31,124            22,628
         2.820                   -                -                 -                 -                 -                 -
         2.845                   -           18,979                 -                 -            25,577                 -
         2.850               5,736            1,459                 -                 -                 -             1,404
         2.860               5,935                -             5,665                 -             5,164             9,981
         2.895                   -                -                 -                 -                 -                 -
         2.900                   -            2,572                 -                 -            71,306             2,523
         2.910              23,191           33,604             8,672            23,354            13,528            19,236
         2.920                   -                -                 -                 -                 -                 -
         2.950                   -                -                 -                 -                 -                 -
         2.955                   -                -                 -                 -                 -                 -
         2.960                   -                -                 -                 -                 -                 -
         2.995                   -                -                 -                 -                 -                 -
         3.000                   -                -                 -                 -                 -            22,062
         3.010              58,403           54,673             2,446            11,871            18,227            66,356
         3.045               5,903                -                 -                 -                 -            30,668
         3.050                   -                -                 -                 -                 -                 -
         3.060               7,305            7,652            16,966                 -                 -            38,615
         3.070                   -                -                 -                 -                 -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                          Fifth          Fifth Third           Fifth          Fifth Third           JNL/               JNL/
                     Third Balanced    Disciplined Value   Third Mid Cap     Quality Growth     AIM Large Cap      AIM Premier
                      VIP Portfolio     VIP Portfolio      VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
       M&E CLASS

        3.095                      -                  -                 -                  -                  -                 -
        3.100                      -                  -                 -                  -                  -                 -
        3.110                      -                  -                 -                  -                  -                 -
        3.145                      -                  -                 -                  -                  -                 -
        3.150                      -                  -                 -                  -                  -                 -
        3.160                      -                  -                 -                  -                  -                 -
        3.200                      -                  -                 -                  -                  -                 -
        3.210                      -                  -                 -                  -                  -                 -
        3.250                      -                  -                 -                  -                  -                 -
        3.255                      -                  -                 -                  -                  -                 -
        3.260                      -                  -                 -                  -                  -                 -
        3.270                      -                  -                 -                  -                  -                 -
        3.310                      -                  -                 -                  -                  -                 -
        3.350                      -                  -                 -                  -                  -                 -
        3.400                      -                  -                 -                  -                  -                 -
        3.410                      -              8,226             3,582              8,338              9,942                 -
        3.450                      -                  -                 -                  -                  -                 -
        3.460                      -                  -                 -                  -                  -                 -
        3.500                      -                  -                 -                  -                  -                 -
        3.510                      -                  -                 -                  -                  -                 -
        3.560                      -                  -                 -                  -                  -                 -
        3.600                      -                  -                 -                  -                  -                 -
        3.610                      -                  -                 -                  -                  -                 -
        3.650                      -                  -                 -                  -                  -                 -
        3.660                      -                  -                 -                  -                  -                 -
        3.700                      -                  -                 -                  -                  -                 -
        3.710                      -                  -                 -                  -                  -                 -
        3.750                      -                  -                 -                  -                  -                 -
        3.760                      -                  -                 -                  -                  -                 -
        3.800                      -                  -                 -                  -                  -                 -
        3.860                      -                  -                 -                  -                  -                 -
        3.895                      -                  -                 -                  -                  -                 -
        4.000                      -                  -                 -                  -                  -                 -


PERSPECTIVE
 Standard Benefit                  -                  -                 -                  -         10,625,616                 -
  Maximum Anniversary
    Value Benefit                  -                  -                 -                  -            157,017                 -
  Earnings Protection
    Benefits                       -                  -                 -                  -             50,402                 -
  Combined Optional
    Benefits                       -                  -                 -                  -             29,675                 -
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------

         Total             $ 122,560        $ 3,841,065       $ 1,690,673        $ 3,315,794       $ 63,173,237               $ -
                     ================  =================  ================  ================= ================== =================


                            JNL/                                JNL/                              JNL/Eagle          JNL/FMR
                        AIM Small Cap       JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap          Balanced
                      Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio     Portfolio
                      ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
                      ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
        M&E CLASS

         3.095                        -                -                 -                 -                 -                 -
         3.100                        -                -                 -                 -                 -                 -
         3.110                        -                -                 -                 -             1,908                 -
         3.145                   10,315                -                 -            10,149                 -                 -
         3.150                        -                -                 -                 -                 -                 -
         3.160                        -                -                 -                 -                 -            37,190
         3.200                        -                -                 -                 -                 -                 -
         3.210                        -                -                 -                 -                 -                 -
         3.250                        -                -                 -                 -                 -                 -
         3.255                        -                -                 -                 -                 -                 -
         3.260                        -                -                 -                 -                 -                 -
         3.270                        -                -                 -                 -                 -                 -
         3.310                        -                -                 -                 -                 -                 -
         3.350                        -                -                 -                 -                 -                 -
         3.400                        -                -                 -                 -                 -                 -
         3.410                    2,264                -                 -                 -                 -                 -
         3.450                        -                -                 -                 -                 -                 -
         3.460                        -                -                 -                 -                 -                 -
         3.500                        -                -                 -                 -                 -                 -
         3.510                        -                -                 -                 -                 -                 -
         3.560                        -                -                 -                 -                 -                 -
         3.600                        -                -                 -                 -                 -                 -
         3.610                        -                -                 -                 -                 -                 -
         3.650                        -                -                 -                 -                 -                 -
         3.660                        -                -                 -                 -                 -                 -
         3.700                        -                -                 -                 -                 -                 -
         3.710                        -                -                 -                 -                 -                 -
         3.750                        -                -                 -                 -                 -                 -
         3.760                        -                -                 -                 -                 -                 -
         3.800                        -                -                 -                 -                 -                 -
         3.860                        -                -                 -                 -                 -                 -
         3.895                        -                -                 -                 -                 -                 -
         4.000                        -                -                 -                 -                 -                 -


 PERSPECTIVE
  Standard Benefit            7,787,352      133,432,094        14,422,464        45,417,589        61,554,887        44,475,768
   Maximum Anniversary
     Value Benefit               67,042          198,900           269,416           105,460           115,728           372,812
   Earnings Protection
     Benefits                    41,336          275,005           171,988           184,284           177,673           371,834
   Combined Optional
     Benefits                     7,805           12,780             5,675             3,717            15,497            40,397
                      ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
                      ------------------  ---------------  ---------------- -----------------  ----------------  ----------------

          Total            $ 39,023,550    $ 165,723,549      $ 30,755,555      $ 84,921,319      $ 92,613,313      $ 97,767,851
                      ==================  ===============  ================ =================  ================  ================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                             JNL/FMR        JNL/JPMorgan      JNL/Lazard        JNL/Lazard                          JNL/MCM
                             Capital       International       Mid Cap          Small Cap          JNL/MCM         Bond Index
                         Growth Portfolio Value Portfolio  Value Portfolio   Value Portfolio     25 Portfolio       Portfolio
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
 M&E CLASS

        1.000                   $ 41,960        $ 181,507              $ -           $ 68,872       $ 2,082,783        $ 515,457
        1.100                          -           20,301                -                  -           756,537                -
        1.150                  2,087,422        6,449,131       12,587,430         12,800,476        60,333,709       11,941,956
        1.250                    584,052        2,270,776        2,839,115          2,481,236        19,796,919        3,991,908
        1.300                    748,380        2,306,992        5,948,679          4,585,757        12,877,006        5,448,366
        1.350                          -                -                -            396,747           745,492           53,439
        1.395                          -                -                -                  -                 -                -
        1.400                    711,749        2,300,424        4,696,781          3,365,490        10,497,955        2,935,648
        1.420                          -                -                -                  -            75,642                -
        1.450                    231,072          298,715        1,582,075          1,506,877         6,019,548        2,192,604
        1.500                    784,751        2,869,902        5,508,028          4,590,122        32,924,427        8,430,827
        1.545                    430,838          480,612        1,126,543            894,065         5,870,093          729,222
        1.550                    367,333          236,425          314,071            218,316         3,689,129        1,422,426
        1.560                          -          449,046                -                  -           675,056                -
        1.570                     52,809          237,584          228,171            331,661         1,070,983          285,197
        1.575                          -                -                -                  -                 -                -
        1.600                    427,237        3,853,241        3,941,049          3,719,415        21,270,071        9,928,589
        1.605                          -                -                -                  -            23,884                -
        1.630                          -            2,503            2,435                  -            18,165                -
        1.645                     57,423           12,437           45,521             27,110           542,880           39,162
        1.650                    449,158          714,735        2,838,646          3,890,027        13,926,282        2,240,247
        1.660                          -          281,742                -                  -           185,320                -
        1.670                     37,232           18,803           22,981              4,975           383,410           55,370
        1.695                     66,577          829,495          403,984            419,870         1,875,376          691,788
        1.700                    521,962        1,095,949        2,014,611          1,641,788         8,711,101        3,088,180
        1.710                  1,038,311        4,340,942        8,776,148          8,741,258        25,883,482        7,303,305
        1.720                     29,529           12,958          265,571            161,801           298,372           92,694
        1.725                          -                -                -                  -                 -                -
        1.745                          -                -           12,616                  -            12,608                -
        1.750                    191,541          746,342        1,353,666          1,272,329         6,168,974        1,496,488
        1.760                      9,325                -           76,500             39,015           598,098          158,402
        1.795                     62,001          147,848          225,312            219,657         1,003,770           27,779
        1.800                    247,644          538,654        1,873,967            721,170         8,372,929        1,794,474
        1.810                    313,372          913,043        1,856,696            871,874         9,409,670        1,787,040
        1.820                          -           25,112          229,912            236,893           111,155           89,315
        1.825                          -                -                -                  -                 -                -
        1.845                     38,439          356,749          584,065            583,238         1,849,070          402,968
        1.850                     20,228          349,966          463,024            315,657         3,505,547        1,073,197
        1.860                    496,516        1,480,454        5,441,703          3,312,319         9,429,909        6,055,976
        1.870                          -           53,344           44,224                  -           390,655            9,525
        1.895                     39,437          383,003          572,593            841,220         1,876,431          291,490
        1.900                    104,817          523,543        1,317,577            848,067         4,866,388        2,166,074
        1.910                          -                -                -                  -           544,967                -
        1.920                          -           76,681          196,055            103,028           731,900          218,794
        1.945                     36,815           87,143          122,704             39,466           487,792           83,083
        1.950                     39,986          623,730          534,308            595,440         3,021,950        1,885,523
        1.955                          -                -                -                  -            61,307            7,457


                                                                                    JNL/MCM
                           JNL/MCM             JNL/MCM            JNL/MCM         Enhanced           JNL/MCM          JNL/MCM
                       Communications      Consumer Brands        Energy        S&P 500 Stock       Financial          Global
                      Sector Portfolio     Sector Portfolio   Sector Portfolio Index Portfolio   Sector Portfolio   15 Portfolio
                     --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
                     --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
 M&E CLASS

        1.000                        $ -                $ -               $ -        $ 270,941               $ -      $ 2,073,175
        1.100                     19,955                  -            39,737                -                 -          766,511
        1.150                    623,015            318,577         2,412,547        7,263,122           335,419       59,216,446
        1.250                    282,884            175,400         1,778,587        1,509,855           330,432       21,722,691
        1.300                     96,954             71,840         1,328,614        3,196,183           255,223       12,076,723
        1.350                          -                  -                 -                -                 -          795,515
        1.395                          -                  -                 -                -                 -                -
        1.400                    128,355            180,372         1,119,255        2,088,205           345,853        9,818,707
        1.420                          -                  -                 -                -                 -           79,735
        1.450                     43,424            112,531           450,762          742,686           583,078        5,656,494
        1.500                    385,922            266,750         2,521,513        2,609,792           907,723       32,972,875
        1.545                    118,935             15,178           388,409          792,311             8,479        3,894,080
        1.550                     89,474             49,879           283,454          184,367           616,716        3,699,586
        1.560                          -                  -            30,674                -                 -          673,218
        1.570                          -                  -            65,047           77,128            16,892          916,114
        1.575                          -                  -                 -                -                 -                -
        1.600                    512,531            245,132         1,296,241        2,432,568           515,209       21,682,121
        1.605                          -                  -                 -                -                 -           24,443
        1.630                          -                  -             1,218                -                 -           18,165
        1.645                          -                  -            51,183           35,910                 -          621,669
        1.650                     53,989              4,565           461,244          991,691           141,443       13,492,572
        1.660                          -                  -                 -                -                 -          184,350
        1.670                          -                326             8,599                -                 -          331,673
        1.695                      3,978             15,692           154,689          432,131            69,906        1,673,541
        1.700                    151,690            383,844         1,526,711        1,411,376           554,795        7,667,951
        1.710                    980,922            251,605         4,251,510        9,209,821           538,635       25,780,531
        1.720                          -              7,685            41,940          198,431                 -          301,897
        1.725                          -                  -                 -                -                 -                -
        1.745                     12,547                  -            12,578                -                 -           12,608
        1.750                     14,876             38,515           185,508          425,136            77,489        5,806,847
        1.760                          -                  -             9,281                -                 -          608,269
        1.795                      3,345                  -             5,254          215,259            33,633          991,461
        1.800                     44,856             42,286           541,879          963,062           277,745        8,140,919
        1.810                    102,286            374,837           970,694        1,611,214           220,770        8,795,768
        1.820                          -                  -                 -           48,494                 -           78,048
        1.825                          -                  -                 -                -                 -                -
        1.845                          -             40,938           135,066          152,511             2,845        1,521,756
        1.850                     16,986              2,053           288,858          715,888           248,269        3,602,159
        1.860                     66,883             26,675           757,434        2,145,153           399,157        9,184,949
        1.870                          -              4,199            73,376                -             4,245          277,025
        1.895                    175,313             80,321           701,479          149,334           160,888        1,414,553
        1.900                     54,191              6,924           187,002          566,443           119,967        4,299,471
        1.910                          -                  -                 -                -                 -          235,114
        1.920                     28,453              7,328           125,884           46,211            24,054          669,778
        1.945                          -                  -            93,063          225,746            20,690          213,815
        1.950                     58,780                587           335,431        1,247,392           228,999        2,646,800
        1.955                          -                  -                 -            2,785                 -           62,349

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                             JNL/FMR        JNL/JPMorgan      JNL/Lazard        JNL/Lazard                          JNL/MCM
                             Capital       International       Mid Cap          Small Cap          JNL/MCM         Bond Index
                         Growth Portfolio Value Portfolio  Value Portfolio   Value Portfolio     25 Portfolio       Portfolio
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
       M&E CLASS

        1.960                    520,988        1,995,530        2,790,093          2,535,210         8,496,863        1,491,811
        1.970                          -                -           13,088                  -           504,273           19,652
        1.995                     26,129          225,307          320,438            254,902           850,551          482,271
        2.000                    136,168          337,229          760,715            618,756         2,665,948          638,323
        2.005                          -                -                -                  -                 -                -
        2.010                    107,305          286,364          758,785            724,744         2,581,870          772,990
        2.020                     65,657          111,621           97,708             75,171           356,167          188,799
        2.045                     50,834           33,940          171,677            100,641           941,197          184,565
        2.050                     75,448        1,256,571          917,537            773,677         4,331,273          935,678
        2.060                     60,422        1,556,587        1,910,411          1,873,360        11,459,749        3,539,743
        2.070                     10,726                -                -             10,564            95,190          118,211
        2.095                     15,374          264,821          322,051            417,214           423,129          149,786
        2.100                      6,279          528,898          173,644            227,239         1,108,803          492,761
        2.110                     44,014          186,355          446,391            343,815           914,300        1,512,539
        2.120                          -           19,180           64,012             54,963           135,786           11,926
        2.145                    119,630           41,455          402,544            307,307           662,652          104,119
        2.150                     22,251          510,375          665,967            497,350         1,768,142          943,321
        2.160                    252,040        1,241,152        1,599,579          1,128,901         5,836,407        4,023,695
        2.170                          -                -                -             28,092            82,800            9,184
        2.195                          -            2,485          108,507             79,577           324,602           72,320
        2.200                     47,944          132,329          205,585            120,225         1,145,462          274,146
        2.210                     13,880          674,469          599,059            518,334         3,705,900          787,425
        2.220                      2,057           14,889           16,217             28,165            48,827           43,754
        2.245                          -           24,037           47,695             31,245           101,746           45,284
        2.250                      3,286          280,466          146,078            164,359         1,695,055          409,138
        2.260                    235,218        1,004,582        2,482,116          1,305,052         4,400,347        1,342,533
        2.270                      8,145                -            4,078             10,957            57,790           11,271
        2.280                          -                -                -                  -             1,417                -
        2.295                          -          161,291          198,648            113,883           286,574           96,453
        2.300                     37,667          852,726          891,941            740,781         2,875,266          942,873
        2.305                          -                -                -                  -            16,170           23,428
        2.310                    116,996          288,159          538,690            255,433         2,853,253          743,082
        2.320                          -                -           15,734             15,726            69,147            3,860
        2.345                          -           12,793           52,625             37,173           212,613          117,796
        2.350                      3,812           61,099           31,639             30,453           529,811           25,524
        2.360                    129,201          290,987          991,213            670,565         3,663,987          575,301
        2.370                          -                -            9,144              8,961             3,545                -
        2.395                          -           79,225          239,594            114,852           502,925           39,040
        2.400                          -            6,805           23,517             10,334           156,517            9,448
        2.405                          -                -                -                  -                 -                -
        2.410                     13,874           97,416          162,088            127,917         1,238,370          538,094
        2.420                          -                -                -                  -                 -            7,022
        2.445                     49,056                -           68,980             27,526           232,339           92,567
        2.450                     72,871          112,201          436,611            421,018         1,711,827          226,520
        2.460                    118,123          288,905          587,661            424,732         2,145,888          785,613
        2.470                          -                -                -                  -            49,902           22,419
        2.495                          -           82,411           10,669             69,754            40,645           40,896



                                                                                     JNL/MCM
                            JNL/MCM             JNL/MCM            JNL/MCM         Enhanced           JNL/MCM          JNL/MCM
                        Communications      Consumer Brands        Energy        S&P 500 Stock       Financial          Global
                       Sector Portfolio     Sector Portfolio   Sector Portfolio Index Portfolio   Sector Portfolio   15 Portfolio
                      --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
                      --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
       M&E CLASS

        1.960                      39,057            148,262           409,406          647,198           150,962        8,025,457
        1.970                           -                  -            16,120                -                 -           83,820
        1.995                      51,011              9,985            70,603          109,249            21,664          594,680
        2.000                       6,117             69,553           880,223          302,896           294,921        2,093,598
        2.005                           -                  -                 -                -                 -                -
        2.010                           -             16,263           232,631          269,782             2,938        2,137,193
        2.020                       1,319             13,408            99,553           45,087             7,958          348,101
        2.045                           -                  -            83,838          104,953                 -          750,011
        2.050                      30,493             24,105           274,732          290,869           134,921        4,172,835
        2.060                     617,360            261,261         1,471,588          536,626           680,328       10,770,304
        2.070                           -                  -            10,063            4,043                 -           95,098
        2.095                      23,606                  -            36,567           62,129            23,386          357,745
        2.100                      54,975             35,119           100,030          129,910            39,370        1,242,106
        2.110                      16,267             36,986           161,135          371,631            36,948          846,428
        2.120                           -                  -            54,998            6,081                 -           75,128
        2.145                           -              3,102             9,159           62,652             9,737          631,564
        2.150                      44,432             40,602           187,140          546,538            88,726        1,747,189
        2.160                     290,899            296,332           856,522          973,377           408,205        5,938,365
        2.170                           -                  -            12,980            5,845                 -           98,955
        2.195                           -                  -            50,808           30,641                 -          251,401
        2.200                      22,485                  -            98,749           16,924             7,597        1,121,630
        2.210                      41,899             41,229           210,741          209,988            52,781        3,557,530
        2.220                           -                  -            13,382                -            11,560           74,592
        2.245                           -                  -             9,262           34,858                 -          158,695
        2.250                           -                  -             1,717           49,727                 -        1,656,252
        2.260                      31,451             61,908           729,094          557,941           206,880        3,991,308
        2.270                           -                  -                 -           37,296                 -           61,390
        2.280                           -                  -               910                -                 -              977
        2.295                      19,711                  -             2,018           33,267                 -          268,552
        2.300                      23,042              3,972           181,663          356,982             1,367        2,927,056
        2.305                           -                  -                 -                -                 -           19,460
        2.310                       8,414                  -           157,498          341,538            19,228        2,861,042
        2.320                      41,808                  -             2,581                -                 -          115,524
        2.345                           -                  -            13,087           10,060             1,299          225,571
        2.350                           -                  -            90,693          124,359            12,947          526,097
        2.360                      25,122             21,112           289,778           44,769            48,061        3,587,695
        2.370                           -                  -                 -            1,831                 -            4,887
        2.395                           -                  -            30,173           33,237             3,680          360,551
        2.400                           -                  -               561                -               279          170,612
        2.405                           -                  -                 -                -                 -                -
        2.410                           -              2,951            32,225           11,719            11,055        1,333,529
        2.420                           -                  -                 -                -                 -                -
        2.445                           -                  -                 -                -                 -          293,472
        2.450                      67,349                  -            84,398          172,725            18,330        1,727,739
        2.460                   1,122,895            123,734           228,323          203,633            71,917        2,129,466
        2.470                           -                  -                 -          111,776                 -           55,151
        2.495                           -                  -            78,715                -            27,137           90,951

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                             JNL/FMR        JNL/JPMorgan      JNL/Lazard        JNL/Lazard                          JNL/MCM
                             Capital       International       Mid Cap          Small Cap          JNL/MCM         Bond Index
                         Growth Portfolio Value Portfolio  Value Portfolio   Value Portfolio     25 Portfolio       Portfolio
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
       M&E CLASS

        2.500                          -           25,760           66,631             49,970           216,510            2,031
        2.505                          -                -                -                  -            14,964                -
        2.510                     13,378          302,727          255,478            244,504         1,155,230          127,933
        2.520                          -                -                -                  -                 -                -
        2.545                      3,169           15,557           64,687             39,316            35,826           99,278
        2.550                     40,332           25,471          171,373            139,377           710,212           35,604
        2.560                     30,746           99,258           84,963            358,631         1,760,269          477,978
        2.570                          -                -                -                  -                 -           48,585
        2.595                          -            6,056                -                  -            30,682                -
        2.600                          -                -           52,113              5,952           119,180           39,134
        2.605                          -                -                -                  -             6,023                -
        2.610                     47,534          387,737          762,080            466,123         3,237,131          855,317
        2.620                          -                -                -                  -            16,650                -
        2.645                          -                -                -                  -           181,412           69,183
        2.650                     11,414          217,779          157,135            125,743           539,758           71,331
        2.660                     17,144          503,902          190,758            147,896         2,308,130          173,109
        2.670                          -                -                -                  -            80,260                -
        2.680                          -                -                -                  -            34,276                -
        2.695                          -                -            4,477                769            80,118                -
        2.700                          -                -                -                  -            20,848            2,054
        2.710                     17,658          237,880          110,169             81,299           730,822          324,731
        2.720                          -                -                -                  -                 -                -
        2.745                          -           60,306           40,117             86,791           116,386            2,408
        2.750                        557            8,226           30,912             34,201            60,175              797
        2.760                      2,225            6,163           54,859              4,217           255,829           18,939
        2.770                          -                -            9,004                  -                 -                -
        2.795                          -            7,398                -              7,318             1,210            8,135
        2.800                      6,570           12,156           39,143             27,945            21,061           83,398
        2.810                          -           21,518           14,909             95,169           126,382           23,500
        2.820                          -                -                -                  -                 -                -
        2.845                          -                -           19,548                  -                 -                -
        2.850                          -            7,167            7,372              7,196           101,115            1,650
        2.860                          -            4,254           19,033             23,653           329,386           13,501
        2.895                          -                -                -                  -            18,305                -
        2.900                      2,702                -           73,514             21,629           111,856          255,545
        2.910                      9,157           70,702           78,294             88,918           207,204           65,682
        2.920                          -                -                -                  -                 -                -
        2.950                          -                -                -                  -                 -                -
        2.955                          -                -                -                  -             1,526                -
        2.960                          -            4,977                -                  -            69,994           11,231
        2.995                          -                -                -                  -                 -                -
        3.000                          -                -                -                  -                 -                -
        3.010                          -           32,286          111,576             59,488           213,326          136,210
        3.045                          -                -                -                  -            10,736                -
        3.050                          -                -                -                  -                 -                -
        3.060                      5,148                -           38,476             31,368           192,082            5,183
        3.070                          -                -                -                  -                 -                -


                                                                                    JNL/MCM
                           JNL/MCM             JNL/MCM            JNL/MCM         Enhanced           JNL/MCM          JNL/MCM
                       Communications      Consumer Brands        Energy        S&P 500 Stock       Financial          Global
                      Sector Portfolio     Sector Portfolio   Sector Portfolio Index Portfolio   Sector Portfolio   15 Portfolio
                     --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
                     --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
       M&E CLASS

        2.500                          -                  -            13,110           16,675             1,422          233,744
        2.505                          -                  -                 -                -                 -           15,084
        2.510                      1,045             25,609           459,699           60,606           327,759          820,725
        2.520                          -                  -                 -                -                 -                -
        2.545                          -                  -            46,866                -            24,706           70,722
        2.550                        229                  -            49,423           17,175                 -          456,783
        2.560                          -                  -             7,890           42,312            33,211        1,096,138
        2.570                          -                  -                 -                -                 -                -
        2.595                          -                  -            20,653           13,523                 -           17,821
        2.600                          -                  -            64,321            3,239                 -          185,386
        2.605                          -                  -                 -                -                 -            6,374
        2.610                    383,497             62,957           909,463          353,883           240,796        2,856,760
        2.620                          -                  -             4,531                -                 -           17,879
        2.645                          -                  -                 -                -                 -          178,821
        2.650                     88,843              4,030           188,701            6,370           118,805          513,366
        2.660                     77,888             34,761           187,689           31,772            24,123          840,072
        2.670                          -                  -                 -                -                 -           83,672
        2.680                          -                  -                 -                -                 -           36,598
        2.695                      5,485              5,546             5,578                -             5,435           88,944
        2.700                          -                  -                 -           25,903                 -           20,864
        2.710                     11,229             10,609           134,390          188,126           138,164          787,452
        2.720                          -                  -                 -                -                 -                -
        2.745                          -                  -           113,600           49,803            17,870          115,545
        2.750                          -                  -             7,286                -             8,004           50,660
        2.760                          -             11,660            75,112                -            10,295          325,292
        2.770                          -                  -                 -           28,914                 -                -
        2.795                          -              4,562            18,916                -                 -            5,571
        2.800                          -                  -            27,409          136,108            18,457           20,940
        2.810                          -                  -           176,424           11,351                 -          123,190
        2.820                          -                  -                 -                -                 -                -
        2.845                          -                  -                 -                -                 -            2,245
        2.850                          -                  -                 -              461                 -           24,281
        2.860                          -                  -            18,743                -             4,259          361,376
        2.895                          -                  -            42,849                -            37,515           35,560
        2.900                          -                  -            68,043                -                 -          121,818
        2.910                      8,795                  -           158,129           52,654            46,866          353,714
        2.920                          -                  -                 -                -                 -                -
        2.950                          -                  -                 -                -                 -                -
        2.955                          -                  -                 -                -                 -            1,589
        2.960                          -             10,248            19,839                -                 -           74,391
        2.995                          -                  -                 -                -                 -                -
        3.000                          -                  -                 -                -                 -                -
        3.010                          -             78,570            31,768            7,746            94,785          198,570
        3.045                          -                  -             8,038                -             7,456           10,828
        3.050                          -                  -                 -                -                 -                -
        3.060                          -              9,925             7,033                -             4,524          192,912
        3.070                          -                  -                 -                -                 -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                             JNL/FMR       JNL/JPMorgan      JNL/Lazard         JNL/Lazard                           JNL/MCM
                             Capital       International       Mid Cap          Small Cap          JNL/MCM         Bond Index
                         Growth Portfolio Value Portfolio  Value Portfolio   Value Portfolio     25 Portfolio       Portfolio
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
       M&E CLASS

        3.095                          -                -                -                  -                 -                -
        3.100                          -                -                -                  -                 -                -
        3.110                          -            1,917           11,513              5,707            33,468                -
        3.145                          -                -            5,140                  -                 -                -
        3.150                          -                -                -                  -                 -                -
        3.160                          -                -                -                  -            28,948           53,895
        3.200                          -                -                -                  -            40,553                -
        3.210                          -                -                -                  -                 -                -
        3.250                          -                -                -                  -                 -                -
        3.255                          -                -                -                  -            22,914                -
        3.260                          -                -                -                  -            23,263                -
        3.270                          -                -                -                  -                 -                -
        3.310                          -                -                -                  -             1,966                -
        3.350                          -                -                -                  -                 -                -
        3.400                          -                -                -                  -                 -                -
        3.410                          -                -            3,635              2,243             1,589                -
        3.450                          -                -                -                  -                 -                -
        3.460                          -                -                -                  -                 -                -
        3.500                          -                -                -                  -                 -                -
        3.510                          -                -                -                  -                 -                -
        3.560                          -                -                -                  -                 -           52,907
        3.600                          -                -                -                  -                 -                -
        3.610                          -                -                -                  -                 -                -
        3.650                          -                -                -                  -                 -                -
        3.660                          -                -                -                  -                 -                -
        3.700                          -                -                -                  -                 -                -
        3.710                          -                -                -                  -                 -                -
        3.750                          -                -                -                  -                 -                -
        3.760                          -                -                -                  -                 -                -
        3.800                          -                -                -                  -                 -                -
        3.860                          -                -                -                  -                 -                -
        3.895                          -                -                -                  -                 -                -
        4.000                          -                -                -                  -             7,025                -


 PERSPECTIVE
  Standard Benefit           123,062,457       22,187,634       43,581,831         35,519,997        42,784,681        6,213,805
   Maximum Anniversary
     Value Benefit                67,930                -          195,979             37,129           149,559           47,888
   Earnings Protection
     Benefits                    178,516           26,145           65,787            106,695         1,141,337           10,794
   Combined Optional
     Benefits                      1,880           74,993            6,876             35,784                 -           42,781
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------

         Total             $ 136,151,828     $ 72,980,461    $ 133,656,872      $ 112,999,192     $ 411,611,944    $ 111,203,668
                         ================ ================ ================  ================= ================= ================


                                                                                       JNL/MCM
                            JNL/MCM             JNL/MCM            JNL/MCM         Enhanced           JNL/MCM          JNL/MCM
                        Communications      Consumer Brands        Energy        S&P 500 Stock       Financial          Global
                       Sector Portfolio     Sector Portfolio   Sector Portfolio Index Portfolio   Sector Portfolio   15 Portfolio
                      --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
                      --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
       M&E CLASS

        3.095                           -                  -                 -                -                 -                -
        3.100                           -                  -                 -                -                 -                -
        3.110                           -                  -             8,066                -             8,321           23,579
        3.145                           -                  -                 -                -                 -                -
        3.150                           -                  -                 -                -                 -                -
        3.160                           -                  -                 -                -                 -           29,389
        3.200                           -                  -                 -                -                 -           40,566
        3.210                           -                  -                 -                -                 -            1,099
        3.250                           -                  -                 -                -                 -                -
        3.255                           -                  -                 -                -                 -           24,292
        3.260                           -                  -                 -                -                 -           23,424
        3.270                           -                  -                 -                -                 -                -
        3.310                           -                  -                 -                -                 -            1,954
        3.350                           -                  -                 -                -                 -                -
        3.400                           -                  -                 -                -                 -                -
        3.410                           -                  -                 -                -                 -            1,724
        3.450                           -                  -                 -                -                 -                -
        3.460                           -                  -                 -                -                 -                -
        3.500                           -                  -                 -                -                 -                -
        3.510                           -                  -                 -                -                 -                -
        3.560                           -                  -                 -                -                 -                -
        3.600                           -                  -                 -                -                 -                -
        3.610                           -                  -                 -                -                 -                -
        3.650                           -                  -                 -                -                 -                -
        3.660                           -                  -                 -                -                 -                -
        3.700                           -                  -                 -                -                 -                -
        3.710                           -                  -                 -                -                 -                -
        3.750                           -                  -                 -                -                 -                -
        3.760                           -                  -                 -                -                 -                -
        3.800                           -                  -                 -                -                 -                -
        3.860                           -                  -                 -                -                 -                -
        3.895                           -                  -                 -                -                 -                -
        4.000                           -                  -                 -                -                 -            7,609


 PERSPECTIVE
  Standard Benefit              9,073,376         10,124,814        18,819,474        8,437,124        17,238,741       41,815,992
   Maximum Anniversary
     Value Benefit                      -                  -            31,660           87,640                 -          140,316
   Earnings Protection
     Benefits                     353,704            430,553           496,192           40,543           661,019          797,647
   Combined Optional
     Benefits                           -                  -                 -                -                 -                -
                      --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
                      --------------------  -----------------  ---------------- ----------------  ----------------  ---------------

         Total               $ 16,654,347       $ 14,747,767      $ 52,129,280     $ 58,425,211      $ 28,505,269    $ 395,535,457
                      ====================  =================  ================ ================  ================  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM          JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare       S&P 400 MidCap       S&P 500
                         Index Portfolio     Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio   Index Portfolio
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
 M&E CLASS

         1.000                  $ 446,320             $ -              $ -                 $ -         $ 597,803        $ 937,072
         1.100                    121,853         622,712           29,746              50,333            70,329          119,927
         1.150                 17,163,038       3,661,528        1,420,720           1,170,619        21,534,616       36,236,033
         1.250                  9,117,299       7,436,615          978,681           1,168,592         7,064,993       11,558,040
         1.300                  7,682,567         976,223           77,388             316,099         9,642,276       15,397,763
         1.350                    708,888               -                -                   -           219,744          241,960
         1.395                          -               -                -                   -                 -                -
         1.400                  5,479,719       3,017,885          617,814             551,421         5,954,858        8,872,508
         1.420                    150,050               -                -                   -           145,319           69,977
         1.450                  2,931,418          69,203          244,830             479,439         3,165,579        5,817,349
         1.500                 14,411,648       3,288,089          662,316           1,662,435        17,119,832       21,635,950
         1.545                  1,648,460         475,709           53,933              90,576         2,369,173        2,773,760
         1.550                  1,786,561         963,268          130,228             459,703         2,081,978        3,527,781
         1.560                     68,210               -                -                   -            32,581           19,445
         1.570                    294,059         204,428                -              13,639           407,399          761,794
         1.575                          -               -                -                   -                 -                -
         1.600                 11,390,600         957,746          424,285           1,069,308        12,766,359       16,690,408
         1.605                          -          97,737                -                   -                 -        1,013,820
         1.630                          -               -                -               1,086                 -                -
         1.645                    140,025          55,653           14,834              18,383           152,006          207,438
         1.650                  3,502,633       8,790,729          710,567             274,070         3,615,468        5,999,674
         1.660                          -               -                -                   -           138,114          133,403
         1.670                    265,254         128,128                -               8,370           293,774          187,018
         1.695                    743,505         467,366            2,016             115,614         1,051,399        3,046,758
         1.700                  4,287,887       1,830,163          139,325           1,146,561         4,686,323        6,923,301
         1.710                 10,072,066       3,531,164          659,443             681,382        11,444,655       20,340,284
         1.720                    202,450               -                -              22,058           240,279          231,132
         1.725                          -               -                -                   -                 -                -
         1.745                     12,691               -                -                   -            12,608                -
         1.750                  2,085,453         675,078           43,567             204,352         2,309,043        4,159,577
         1.760                    149,506               -            1,408              41,213           189,173          142,615
         1.795                    254,992          50,281                -              29,615           367,546          583,356
         1.800                  2,178,036       2,349,820          364,639             340,433         2,580,432        3,890,418
         1.810                  3,036,016       7,354,211          256,688             575,127         3,614,237        6,145,719
         1.820                    154,240          57,636                -                   -           112,080          163,785
         1.825                          -               -                -                   -                 -                -
         1.845                    393,670          83,336           54,936              22,787           860,369        1,474,030
         1.850                  1,422,188       1,286,860            8,453             325,995         1,504,324        2,329,255
         1.860                  6,722,067         815,231           76,993             688,254         6,935,133       11,628,956
         1.870                    247,083               -                -              29,065           566,404          349,638
         1.895                    668,579          17,371           13,663             319,151         1,042,711        2,086,981
         1.900                  2,747,039       3,886,321          661,362             142,560         3,203,669        4,162,568
         1.910                          -               -                -                   -                 -                -
         1.920                    213,359          35,278           14,683             102,320           258,394          423,401
         1.945                    128,613          89,580                -              54,216           158,318          237,613
         1.950                  1,211,479       1,793,486           62,982             250,453         2,149,370        3,021,602
         1.955                     12,687               -                -                   -            26,054           67,995


                        JNL/MCM            JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                   Select Small Cap      Small Cap        Technology       The Dow SM        The Dow SM        The S&P(R)
                       Portfolio      Index Portfolio   Sector Portfolio   5 Portfolio      10 Portfolio     10 Portfolio
                   ------------------ ----------------  ---------------------------------  ---------------  ----------------
                   ------------------ ----------------  ---------------- ----------------  ---------------  ----------------
 M&E CLASS

         1.000           $ 1,862,051        $ 486,117               $ -              $ -      $ 1,735,097       $ 1,947,679
         1.100               575,390           77,238            30,090                -          747,251           557,979
         1.150            52,142,234       18,027,766           622,014                -       60,658,108        54,697,303
         1.250            17,771,483        6,528,000           598,166                -       20,496,463        19,214,350
         1.300            11,369,245        9,649,812           183,524                -       14,268,715        11,281,413
         1.350               746,982          217,582                 -                -          703,692           750,119
         1.395                     -                -                 -                -                -                 -
         1.400             9,273,463        5,449,136           319,693                -       11,142,070         8,775,541
         1.420                     -           74,329                 -                -           67,458            77,107
         1.450             5,086,457        2,544,370           551,507                -        5,972,558         5,221,538
         1.500            29,388,740       13,543,471           660,894                -       32,151,354        30,597,637
         1.545             3,603,346        1,731,602             2,777                -        4,947,993         4,489,641
         1.550             2,742,289        1,841,703           739,560                -        3,838,970         3,626,817
         1.560               640,770           39,823                 -                -          592,953           656,545
         1.570               870,882          193,917             7,790                -        1,080,587           763,817
         1.575                     -                -                 -                -                -                 -
         1.600            20,255,920       10,251,378           642,417                -       21,617,722        20,198,573
         1.605                25,198                -                 -                -           23,997            24,790
         1.630                18,165            1,208                 -                -                -            18,165
         1.645               475,873          174,552            62,581                -          536,873           481,781
         1.650            12,172,257        2,847,502           221,629                -       13,043,455        11,751,047
         1.660               180,118           69,809                 -                -          382,799           174,469
         1.670               199,552           93,120             3,139                -          364,186           285,199
         1.695             1,534,599          920,368            54,489                -        2,320,332         1,659,774
         1.700             7,071,162        4,382,520           444,161                -       10,054,952         7,583,742
         1.710            21,462,031       10,155,997           916,887                -       23,834,586        21,731,479
         1.720               298,060           76,800            16,351                -          294,828           249,333
         1.725                     -                -                 -                -                -                 -
         1.745                     -           12,561            12,619                -                -            12,598
         1.750             5,276,037        2,106,910            96,187                -        5,640,399         5,706,397
         1.760               601,262          147,803                 -                -          541,631           614,296
         1.795             1,082,709          325,311            24,754                -        1,085,914         1,010,800
         1.800             7,257,464        2,167,383           236,037                -        8,150,362         7,801,398
         1.810             7,504,289        3,642,940           342,656                -        8,780,591         7,908,080
         1.820                76,610          100,685                 -                -          140,176           117,597
         1.825                     -                -                 -                -                -                 -
         1.845             1,179,884          691,872            10,800                -        1,671,703         1,201,168
         1.850             3,279,395        1,541,601           184,419                -        3,539,803         3,391,871
         1.860             8,006,013        6,613,649           332,237                -       10,247,330         7,795,894
         1.870               175,040          278,699            11,766                -          220,700            68,447
         1.895             1,545,983          938,413           252,947                -        2,009,325         1,788,586
         1.900             4,098,799        2,829,473           150,061                -        4,579,081         4,016,031
         1.910               224,329                -                 -                -          200,745           229,146
         1.920               491,765          242,025            20,805                -          605,862           571,868
         1.945               199,744          122,253            13,811                -          474,869           244,951
         1.950             2,606,436        1,140,033           111,729                -        3,785,994         2,868,382
         1.955                77,246           12,926                 -                -           72,886            64,799

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM          JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare       S&P 400 MidCap       S&P 500
                         Index Portfolio     Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio   Index Portfolio
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
       M&E CLASS

         1.960                  2,500,169       1,008,339           11,812             373,731         3,098,117        4,372,759
         1.970                      9,503               -                -                   -           252,826            8,923
         1.995                    455,451           3,190            3,123              31,121           556,852          832,750
         2.000                    916,485         414,649                -             480,741         1,310,771        1,543,169
         2.005                     41,756               -                -                   -            20,815           20,507
         2.010                    558,895         100,158                -             132,084         1,476,407        1,891,703
         2.020                    139,874               -                -               9,961           175,066          192,867
         2.045                    450,951         217,989           20,405                 776           462,530          596,965
         2.050                  1,232,866         201,028            5,738             311,944         1,285,772        2,223,932
         2.060                  4,574,365       1,542,281          146,777           1,244,066         5,611,723        8,185,100
         2.070                    129,307         225,787                -                   -           120,296          119,081
         2.095                    220,019               -                -              21,852           155,726          192,238
         2.100                    543,392       1,135,354           21,786              97,752           520,710          763,918
         2.110                  1,520,888       1,458,500                -             181,740         1,506,348        3,576,271
         2.120                     30,555               -                -                   -            30,701           67,326
         2.145                    195,231         221,548                -               9,089           306,540          541,121
         2.150                  1,073,365         311,932            8,721             202,748         1,289,391        1,501,636
         2.160                  4,551,507       1,022,180           22,350             583,640         5,249,357        6,847,063
         2.170                     20,706               -                -                   -            25,124           65,541
         2.195                     68,983          15,448                -               3,162           179,273          303,148
         2.200                    427,553         711,761           85,978               7,192           773,462        1,028,003
         2.210                  1,020,589       2,556,573           79,363              96,573         1,311,983        2,541,711
         2.220                     27,733               -                -                   -            70,380          145,410
         2.245                    133,841         209,080                -                   -           154,419        1,343,295
         2.250                    533,089          25,787           26,277                 825           418,368          872,386
         2.260                  1,876,189         695,874           27,988             373,742         2,205,370        3,675,348
         2.270                      7,669               -                -                   -             7,654           49,816
         2.280                          -               -                -                   -                 -                -
         2.295                    128,598         106,544           10,042               9,863           271,387          353,430
         2.300                    987,241          74,699                -              23,362         1,089,227        3,114,160
         2.305                          -               -                -                   -                 -                -
         2.310                  1,206,618         220,751            5,475              61,407         1,595,877        2,485,311
         2.320                     63,379         343,875                -               2,669            14,343           65,290
         2.345                     53,372          84,491                -               2,249           108,212          150,522
         2.350                     20,043          18,390            7,512              20,270            19,630          649,199
         2.360                    696,476       1,177,997            6,869             133,191           700,820        1,083,090
         2.370                      3,673               -                -                   -                 -            1,820
         2.395                     81,118          24,992                -              26,628           128,410          133,925
         2.400                     98,422         362,394            5,117                   -            82,216           60,942
         2.405                          -               -                -                   -             5,915            5,760
         2.410                    634,820         318,218           85,408               5,765           730,678          830,046
         2.420                     11,789               -                -                   -                 -           24,651
         2.445                     94,931               -                -                   -            92,294          159,788
         2.450                    209,298         403,922           19,950              21,604           189,662          604,772
         2.460                  1,877,927       2,361,950           45,533             149,365           951,569        1,224,818
         2.470                     24,103               -                -                   -             8,636           40,244
         2.495                     45,948               -                -              25,549            51,044           52,407


                         JNL/MCM            JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                    Select Small Cap      Small Cap        Technology       The Dow SM        The Dow SM        The S&P(R)
                        Portfolio      Index Portfolio   Sector Portfolio   5 Portfolio      10 Portfolio     10 Portfolio
                    ------------------ ----------------  ---------------------------------  ---------------  ----------------
                    ------------------ ----------------  ---------------- ----------------  ---------------  ----------------
       M&E CLASS

         1.960              7,674,124        2,921,172           114,720                -        8,205,045         6,961,274
         1.970                  8,944          127,626                 -                -           21,090           390,181
         1.995                473,633          543,773            48,869                -          963,837           548,907
         2.000              1,956,849          985,328            15,742                -        2,174,891         2,143,567
         2.005                      -           41,343                 -                -                -                 -
         2.010              2,023,657        1,092,905           119,715                -        2,355,912         2,077,490
         2.020                255,586          190,589             5,935                -          322,274           316,801
         2.045                684,507          406,967                 -                -          911,988           702,823
         2.050              3,801,786        1,283,370           225,520                -        3,897,144         4,028,512
         2.060              9,596,031        5,426,492           910,300                -       11,390,722        10,341,079
         2.070                 98,038          119,913                 -                -           95,479            96,254
         2.095                324,548          223,633                 -                -          489,723           350,932
         2.100                962,601          410,681            91,045                -        1,095,305         1,119,878
         2.110                799,093        1,445,625            90,889                -        1,015,696           835,151
         2.120                      -           40,582                 -                -           30,284                 -
         2.145                640,751          286,145             2,918                -          804,268           711,350
         2.150              1,382,866          980,529            76,513                -        1,712,385         1,600,007
         2.160              5,095,804        5,062,033           408,467                -        6,035,548         5,454,029
         2.170                 60,071           25,596                 -                -          132,612            82,612
         2.195                240,443          190,008             3,118                -          273,870           306,574
         2.200              1,033,315          465,208             5,927                -        1,089,727           921,570
         2.210              3,239,380        1,237,330            49,299                -        3,365,743         2,941,253
         2.220                 63,887           23,291                 -                -           92,896            69,586
         2.245                102,684          173,930             7,364                -          128,687           141,380
         2.250              1,525,034          497,779                 -                -        1,638,725         1,561,656
         2.260              3,982,125        2,232,623            60,045                -        3,873,167         3,321,288
         2.270                 54,776            7,729                 -                -           55,435            59,975
         2.280                      -                -                 -                -                -                 -
         2.295                254,775          220,895                 -                -          270,762           243,269
         2.300              2,573,314          945,843            33,982                -        2,685,070         2,751,034
         2.305                  8,250                -                 -                -                -                 -
         2.310              2,871,604        1,560,332            18,321                -        2,677,327         2,599,450
         2.320                 12,527           64,324             2,638                -           85,838            29,074
         2.345                213,760           49,021                 -                -          227,685           179,406
         2.350                495,875           13,722             3,519                -          630,751           490,135
         2.360              3,461,232          629,137            82,279                -        3,712,387         3,504,107
         2.370                      -            2,473                 -                -            2,495                 -
         2.395                260,045          143,086                 -                -          276,006           202,762
         2.400                161,158           80,431             1,315                -          157,321           162,321
         2.405                      -                -                 -                -                -                 -
         2.410              1,071,549          840,762                58                -        1,304,771         1,261,999
         2.420                      -            5,919                 -                -                -                 -
         2.445                187,921           92,967                 -                -          307,637           299,186
         2.450              1,648,819          215,281             1,075                -        1,774,639         1,615,844
         2.460              1,016,212          801,807            11,244                -        1,235,009         1,022,479
         2.470                 46,734           11,335                 -                -           46,819            46,297
         2.495                 47,216           45,157                 -                -           44,539            46,076

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM          JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare       S&P 400 MidCap       S&P 500
                         Index Portfolio     Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio   Index Portfolio
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
       M&E CLASS

         2.500                      9,487               -                -               2,510             9,847           48,406
         2.505                          -               -                -                   -                 -                -
         2.510                    491,601         732,355                -             153,611           631,665          753,054
         2.520                          -               -                -                   -                 -                -
         2.545                     91,472               -                -               5,660           103,501          138,166
         2.550                     69,506         108,955           61,424                 135            78,237          576,228
         2.560                    683,565          16,174                -              19,374         1,369,558          904,502
         2.570                     54,185               -                -                   -            52,641           51,109
         2.595                        742           2,516            1,731                 148            69,889           86,997
         2.600                     41,743          31,413            3,589               2,782            34,007          107,412
         2.605                          -               -                -                   -                 -                -
         2.610                  1,171,988          21,818                -             201,712         1,091,155        2,267,405
         2.620                          -               -                -                   -                 -                -
         2.645                     20,071         189,624                -              10,796            35,911          102,879
         2.650                     22,522               -                -             124,242            19,224           66,815
         2.660                    891,545         369,735            3,224             154,095         1,796,422          802,554
         2.670                          -               -                -                   -                 -            1,003
         2.680                          -               -                -                   -                 -                -
         2.695                      5,726               -           10,013               5,938             5,576            2,975
         2.700                      2,163          41,350                -                   -             2,141            2,094
         2.710                    464,558         283,506           14,067             111,435           634,273          781,326
         2.720                          -               -                -                   -                 -                -
         2.745                     28,814         108,960                -              16,803            28,901           28,235
         2.750                      1,482               -                -               6,332             5,699           43,568
         2.760                    123,630       1,055,789                -               3,277           108,943          193,860
         2.770                          -               -                -               7,761                 -           63,742
         2.795                      9,271               -            8,906                   -             9,167            8,846
         2.800                    121,627               -                -                   -            76,190          275,495
         2.810                    633,882               -                -                   -           519,019          403,353
         2.820                          -               -                -                   -                 -                -
         2.845                          -               -                -                   -             3,785            3,682
         2.850                      1,588               -                -                   -             1,266              991
         2.860                     19,047          66,838                -              18,525            14,674           31,328
         2.895                     22,079               -           17,493              23,544            21,890           21,486
         2.900                    362,871               -                -                   -           344,439          319,462
         2.910                    237,258         778,332                -              67,746           118,975          183,069
         2.920                          -               -                -                   -                 -                -
         2.950                          -               -                -                   -                 -                -
         2.955                          -               -                -                   -                 -                -
         2.960                     69,370          19,835           96,310                   -            83,569           56,165
         2.995                          -               -                -                   -                 -                -
         3.000                          -               -                -                   -                 -                -
         3.010                    129,176          36,562           16,926              68,665           206,933          179,228
         3.045                          -               -                -               6,577            25,399           24,894
         3.050                          -               -                -                   -                 -                -
         3.060                     18,062          10,389                -              34,294            21,779           22,959
         3.070                          -               -                -                   -            22,415           59,853



                        JNL/MCM            JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                   Select Small Cap      Small Cap        Technology       The Dow SM        The Dow SM        The S&P(R)
                       Portfolio      Index Portfolio   Sector Portfolio   5 Portfolio      10 Portfolio     10 Portfolio
                   ------------------ ----------------  ---------------------------------  ---------------  ----------------
                   ------------------ ----------------  ---------------- ----------------  ---------------  ----------------
       M&E CLASS

         2.500               182,952           19,184             3,203                -          281,727           246,548
         2.505                15,918                -                 -                -           14,836            15,183
         2.510               746,238          586,597                93                -        1,302,263           876,602
         2.520                     -                -                 -                -                -                 -
         2.545                36,988          116,041             2,592                -           54,748            52,503
         2.550               463,419           78,655               243                -          469,667           459,188
         2.560             1,122,204          743,946               755                -        1,045,289           956,671
         2.570                     -           52,859                 -                -                -                 -
         2.595                11,289           88,383                 -                -           30,027            12,247
         2.600               101,527           53,463             2,782                -          126,203           100,262
         2.605                 6,443                -                 -                -            5,714             6,268
         2.610             2,104,119        1,127,693             4,337                -        2,423,611         2,080,340
         2.620                18,475                -                 -                -           15,738            17,414
         2.645               173,356           19,417            17,201                -          174,109           178,313
         2.650               417,496           41,484                 -                -          517,436           447,784
         2.660               647,447          982,318             8,065                -          995,360           552,916
         2.670                86,245            1,009             1,004                -           76,324            82,990
         2.680                38,188                -                 -                -           32,388            36,439
         2.695                79,892                -             5,495                -           76,817            74,109
         2.700                21,253            2,136                 -                -           20,876            20,700
         2.710               664,340          494,995           138,987                -          898,124           775,314
         2.720                     -                -                 -                -                -                 -
         2.745               108,901           29,590             7,046                -          127,977           128,826
         2.750                78,488              552               675                -           20,144            66,718
         2.760               270,084          200,713             3,112                -          186,747           241,733
         2.770                     -                -                 -                -                -                 -
         2.795                 5,364            9,289                 -                -           13,804            14,539
         2.800                44,066           72,452                 -                -           20,567            53,735
         2.810                99,663          513,541                 -                -          145,139            80,377
         2.820                     -                -                 -                -                -                 -
         2.845                     -            3,884                 -                -            3,670                 -
         2.850                17,761            1,529                 -                -           17,614            17,368
         2.860               323,066           22,281                 -                -          312,913           335,605
         2.895                34,312           21,869                 -                -           69,181            35,119
         2.900               128,826          360,410                 -                -          109,417           114,318
         2.910               186,686           79,152            29,670                -          237,406           194,188
         2.920                     -                -                 -                -                -                 -
         2.950                     -                -                 -                -                -                 -
         2.955                 1,617                -                 -                -            1,524             1,560
         2.960                84,203           56,479                 -                -           62,617            56,685
         2.995                     -                -                 -                -                -                 -
         3.000                     -                -                 -                -                -                 -
         3.010               244,978          146,473            41,402                -          203,282           187,781
         3.045                10,947           25,736             6,924                -           10,761            54,362
         3.050                     -                -                 -                -                -                 -
         3.060               229,310           14,201            30,132                -          265,053           191,448
         3.070                     -           17,099                 -                -                -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM          JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare       S&P 400 MidCap       S&P 500
                         Index Portfolio     Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio   Index Portfolio
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
       M&E CLASS

         3.095                          -         106,024                -                   -                 -                -
         3.100                          -               -                -                   -                 -                -
         3.110                     10,568               -                -               2,829            12,223           41,632
         3.145                          -               -                -                   -                 -                -
         3.150                          -               -           10,194                   -                 -                -
         3.160                     58,441               -                -                   -            37,917           66,303
         3.200                          -               -                -                   -                 -                -
         3.210                          -               -                -                   -            96,329          323,077
         3.250                          -               -                -                   -                 -                -
         3.255                          -               -                -                   -                 -                -
         3.260                          -               -                -                   -                 -                -
         3.270                          -               -                -                   -                 -                -
         3.310                          -               -                -                   -            13,667           49,120
         3.350                          -               -                -                   -                 -                -
         3.400                          -               -                -                   -                 -                -
         3.410                          -               -                -                   -                 -                -
         3.450                          -               -                -                   -                 -                -
         3.460                          -               -                -                   -                 -           92,830
         3.500                          -               -                -                   -                 -                -
         3.510                          -               -                -                   -                 -                -
         3.560                     54,457               -                -                   -            54,473           53,956
         3.600                          -               -                -                   -                 -                -
         3.610                          -               -                -                   -                 -                -
         3.650                          -               -                -                   -                 -                -
         3.660                          -               -                -                   -                 -                -
         3.700                          -               -                -                   -                 -                -
         3.710                          -               -                -                   -                 -                -
         3.750                          -               -                -                   -                 -                -
         3.760                          -               -                -                   -                 -                -
         3.800                          -               -                -                   -                 -                -
         3.860                          -               -                -                   -                 -                -
         3.895                          -               -                -                   -                 -                -
         4.000                          -               -                -                   -                 -                -


 PERSPECTIVE
  Standard Benefit             12,478,456       4,757,951          460,608          20,913,200        11,882,838       18,751,995
   Maximum Anniversary
     Value Benefit                 84,839               -            8,170                   -            83,674           81,188
   Earnings Protection
     Benefits                      33,485               -                -             833,300            13,592           12,537
   Combined Optional
     Benefits                           -               -                -                   -                 -                -
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------

         Total              $ 162,270,172    $ 81,382,642      $ 9,084,379        $ 39,865,181     $ 185,042,426    $ 286,238,045
                         ================= ===============  =============== ===================  ================  ===============


                             JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM
                        Select Small Cap      Small Cap        Technology       The Dow SM        The Dow SM        The S&P(R)
                            Portfolio      Index Portfolio   Sector Portfolio   5 Portfolio      10 Portfolio     10 Portfolio
                        ------------------ ----------------  ---------------------------------  ---------------  ----------------
                        ------------------ ----------------  ---------------- ----------------  ---------------  ----------------
       M&E CLASS

         3.095                          -                -                 -                -                -                 -
         3.100                          -                -                 -                -                -                 -
         3.110                     20,542            6,964                 -                -           16,673            17,120
         3.145                          -                -                 -                -                -                 -
         3.150                          -                -                 -                -           20,368                 -
         3.160                     20,307           56,601                 -                -           38,165            19,980
         3.200                     40,065                -                 -                -           37,963            39,419
         3.210                      1,131           67,048                 -                -                -                 -
         3.250                          -                -                 -                -                -                 -
         3.255                     24,434                -                 -                -           21,709            23,938
         3.260                     23,738                -                 -                -           23,151            23,587
         3.270                          -                -                 -                -                -                 -
         3.310                      1,980            9,176                 -                -            1,959             1,985
         3.350                          -                -                 -                -                -                 -
         3.400                          -                -                 -                -                -                 -
         3.410                      1,603                -                 -                -            1,424             1,612
         3.450                          -                -                 -                -                -                 -
         3.460                          -                -                 -                -                -                 -
         3.500                          -                -                 -                -                -                 -
         3.510                          -                -                 -                -                -                 -
         3.560                          -           53,889                 -                -                -                 -
         3.600                          -                -                 -                -                -                 -
         3.610                          -                -                 -                -                -                 -
         3.650                          -                -                 -                -                -                 -
         3.660                          -                -                 -                -                -                 -
         3.700                          -                -                 -                -                -                 -
         3.710                          -                -                 -                -                -                 -
         3.750                          -                -                 -                -                -                 -
         3.760                          -                -                 -                -                -                 -
         3.800                          -                -                 -                -                -                 -
         3.860                          -                -                 -                -                -                 -
         3.895                          -                -                 -                -                -                 -
         4.000                      7,234                -                 -                -            6,780             7,258


 PERSPECTIVE
  Standard Benefit             42,124,865       11,743,783        18,331,276                -       67,251,654        38,007,370
   Maximum Anniversary
     Value Benefit                149,220           84,016                 -                -          185,091           116,460
   Earnings Protection
     Benefits                   1,094,547           27,320           640,210                -        1,513,122           851,513
   Combined Optional
     Benefits                           -                -                 -                -           29,706                 -
                        ------------------ ----------------  ---------------- ----------------  ---------------  ----------------
                        ------------------ ----------------  ---------------- ----------------  ---------------  ----------------

         Total              $ 356,176,523    $ 162,489,576      $ 29,544,518              $ -    $ 429,752,717     $ 361,642,110
                        ================== ================  ================ ================  ===============  ================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                                                    JNL/
                         JNL/MCM          JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO        PPM America
                       Value Line(R)        VIP          Global Growth     JNL/Oppenheimer    Total Return       High Yield
                      25 Portfolio       Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                     ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
                     ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
 M&E CLASS

         1.000             $ 123,468              $ -         $ 194,643           $ 204,388        $ 376,291                $ -
         1.100               148,780           50,078           148,195                   -           79,801                  -
         1.150             3,757,992        1,165,970        11,029,194           2,512,481       33,601,314                  -
         1.250             3,394,294        2,056,516         2,584,981             326,275        6,434,203                  -
         1.300               960,578          675,476         4,041,902           1,245,411       14,097,925                  -
         1.350                     -                -                 -                   -           73,828                  -
         1.395                     -                -                 -                   -                -                  -
         1.400             1,335,369          238,510         4,372,234           1,305,367        6,998,711                  -
         1.420                     -                -                 -                   -           66,752                  -
         1.450               753,177          456,134           992,844             263,505        3,479,509                  -
         1.500             2,060,261        1,063,880         4,982,770             847,703       12,842,944                  -
         1.545               176,397           96,495           634,016             116,807        2,927,089                  -
         1.550               411,103          641,339           762,988              70,936        1,701,783                  -
         1.560                     -                -                 -             418,523           19,938                  -
         1.570                15,695                -           286,202              71,258          871,762                  -
         1.575                     -                -                 -                   -                -                  -
         1.600               735,961          637,824         3,585,095             576,941        7,978,002                  -
         1.605                     -                -                 -                   -                -                  -
         1.630                18,165                -                 -                   -                -                  -
         1.645               148,539          230,755           109,142              10,810          472,391                  -
         1.650             2,549,778        1,315,633         1,797,262             376,204        5,638,820                  -
         1.660                     -                -                 -                   -          122,875                  -
         1.670                14,854                -            28,671              20,240          169,002                  -
         1.695                 7,002          103,566           269,287              40,108        1,050,324                  -
         1.700               526,357          548,666         2,147,070             351,609        3,892,606                  -
         1.710             2,344,182          792,787         5,490,777           1,733,141       16,678,693                  -
         1.720                     -                -            73,592              49,200          979,647                  -
         1.725                     -                -                 -                   -                -                  -
         1.745                     -                -                 -                   -                -                  -
         1.750               360,861          131,683           826,980             428,723        4,516,475                  -
         1.760                75,353            1,517                 -                   -          262,045                  -
         1.795                17,104                -           417,312             134,817          769,604                  -
         1.800               783,234          204,292           781,412             197,208        2,735,832                  -
         1.810             1,697,860        1,468,400         1,210,672             204,844        2,873,541                  -
         1.820                     -                -           231,674               9,219          148,320                  -
         1.825                     -                -                 -                   -                -                  -
         1.845               168,177           58,577           205,789             116,358        1,997,056                  -
         1.850               462,353          281,133           284,991             158,997        1,717,128                  -
         1.860               652,130          237,565         2,780,228             704,524        9,045,378                  -
         1.870                     -                -             1,174               1,029          223,471                  -
         1.895                80,425          139,259           536,278             172,963        1,463,317                  -
         1.900               952,886        1,055,418           676,799             192,097        3,423,584                  -
         1.910                     -                -                 -                   -                -                  -
         1.920                15,304              863            83,839               6,026          198,197                  -
         1.945                   598           36,087            24,305              43,323           94,293                  -
         1.950               179,067          150,225           830,902             115,049        1,582,115                  -
         1.955                     -                -                 -                   -           14,960                  -


                                          JNL/Putnam        JNL/Putnam         JNL/Putnam        JNL/S&P          JNL/S&P
                      JNL/Putnam       International          Midcap         Value Equity     Core Index 50    Core Index 75
                   Equity Portfolio   Equity Portfolio   Growth Portfolio     Portfolio         Portfolio        Portfolio
                  ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
                  ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
 M&E CLASS

         1.000                   $ -          $ 66,151                $ -               $ -              $ -              $ -
         1.100                     -            40,691                  -                 -                -                -
         1.150             1,639,033         2,971,770          2,467,857         5,007,569                -                -
         1.250               129,205         1,088,515            369,196         1,199,422                -                -
         1.300               571,503         2,484,437          1,134,982         3,019,448                -                -
         1.350                     -           318,010                  -           547,226                -                -
         1.395                     -                 -                  -                 -                -                -
         1.400               273,242         1,050,793            462,519         2,597,088                -                -
         1.420                     -                 -                  -                 -                -                -
         1.450               422,814           575,579            255,798         1,252,220                -                -
         1.500               153,011         1,530,749            524,448         2,592,258                -                -
         1.545                52,054           265,625            296,401           418,878                -                -
         1.550               112,264            97,858             47,275            46,021                -                -
         1.560                     -                 -                  -                 -                -                -
         1.570                46,866            23,412             70,386           151,165                -                -
         1.575                     -                 -                  -                 -                -                -
         1.600               189,030         1,430,935            283,298         1,066,519                -                -
         1.605                     -                 -                  -                 -                -                -
         1.630                     -                 -                  -                 -                -                -
         1.645                 5,557             3,448                  -             3,355                -                -
         1.650               123,178           869,936            193,324         1,373,801                -                -
         1.660                     -                 -                  -                 -                -                -
         1.670                     -                 -                  -                 -                -                -
         1.695                38,986           119,278            121,895           497,973                -                -
         1.700               157,269           527,018            407,716           728,899                -                -
         1.710               671,546         2,205,414          2,114,102         3,561,687                -                -
         1.720                15,469            52,940              3,966           121,506                -                -
         1.725                     -                 -                  -                 -                -                -
         1.745                     -                 -                  -                 -                -                -
         1.750               146,523           481,985            281,379           455,201                -                -
         1.760                     -            19,015                  -                 -                -                -
         1.795                15,130            24,567            111,461            83,496                -                -
         1.800               243,263           305,330            241,205           591,565                -                -
         1.810                54,500           350,917            256,843            80,191                -                -
         1.820                     -            23,241              2,137             5,636                -                -
         1.825                     -                 -                  -                 -                -                -
         1.845                99,854            67,393            124,544            71,673                -                -
         1.850                26,699           171,861             40,778            69,975                -                -
         1.860               445,123         1,369,798            585,789         1,881,436                -                -
         1.870                     -                 -                  -                 -                -                -
         1.895                62,559           251,220            170,024           484,519                -                -
         1.900               115,890           540,871            199,546           439,177                -                -
         1.910                     -                 -                  -                 -                -                -
         1.920                30,667            38,867              4,898            76,218                -                -
         1.945                     -            34,715                  -                 -                -                -
         1.950                16,119            91,796             59,269           105,859                -                -
         1.955                     -            18,545                  -                 -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:

                                                                                                                      JNL/
                           JNL/MCM          JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO        PPM America
                         Value Line(R)        VIP          Global Growth     JNL/Oppenheimer    Total Return       High Yield
                        25 Portfolio       Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                       ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
                       ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
        M&E CLASS

         1.960                 424,399           15,568         2,616,734             552,456        4,747,765                  -
         1.970                       -                -             8,306                   -           16,972                  -
         1.995                   3,237           31,222           164,869              35,229          569,160                  -
         2.000                 158,286          155,735           618,678              56,528          887,754                  -
         2.005                       -                -                 -                   -                -                  -
         2.010                 287,646           22,273           399,641              12,866        1,163,440                  -
         2.020                       -                -            55,909                   -           41,598                  -
         2.045                 108,923           91,365           112,767              85,996          249,267                  -
         2.050                 112,126           74,230           742,931             140,177        1,362,445                  -
         2.060                 937,243        1,493,399         1,437,723             278,550        4,184,454                  -
         2.070                   7,412                -                 -               2,700           45,233                  -
         2.095                       -           33,252           246,317               7,546          970,052                  -
         2.100                 119,451          130,788           106,644              22,075          387,912                  -
         2.110                  19,316          115,898           311,311               3,980          506,455                  -
         2.120                       -                -            45,173                   -          112,707                  -
         2.145                  51,343          111,517           117,212              61,092          483,673                  -
         2.150                  49,605          213,829           296,230             121,528        1,073,763                  -
         2.160                 170,270          807,849           776,840              67,016        3,086,840                  -
         2.170                  34,687           58,636             3,291                   -           41,309                  -
         2.195                   3,922                -            45,810               2,469          483,575                  -
         2.200                 216,378           70,658           172,008              45,539          331,055                  -
         2.210               1,562,883        1,001,237           351,650                 480        1,354,188                  -
         2.220                       -                -             2,736                   -           68,191                  -
         2.245                       -                -            41,980                   -           60,567                  -
         2.250                   7,951            4,073            65,577                   -          483,244                  -
         2.260                 261,181          168,435           668,195             214,966        2,148,939                  -
         2.270                       -                -             2,977                   -                -                  -
         2.280                       -                -                 -                   -            1,314                  -
         2.295                       -          126,363            22,851                   -          354,445                  -
         2.300                  63,726           90,893           379,864              45,326        1,225,138                  -
         2.305                       -                -                 -                   -           23,445                  -
         2.310                  88,826          126,512           197,075             216,213          537,517                  -
         2.320                       -           12,544            36,382                   -           22,763                  -
         2.345                     972                -            86,820              70,788           44,413                  -
         2.350                 181,810            2,140            69,997              43,594          219,326                  -
         2.360                 353,805           68,619           427,015              37,480          376,491                  -
         2.370                       -                -             8,253                   -           10,414                  -
         2.395                       -                -            53,957              21,654          401,756                  -
         2.400                 131,699          833,864            14,392               7,484           15,223                  -
         2.405                       -                -                 -                   -                -                  -
         2.410                 112,742          100,144           149,899              15,958          285,117                  -
         2.420                       -                -                 -                   -                -                  -
         2.445                       -                -           140,505              70,507          170,503                  -
         2.450                  11,518           28,062           315,715              29,796          924,574                  -
         2.460                 290,967           13,325           390,928              39,489          177,225                  -
         2.470                       -                -             8,521                   -           54,281                  -
         2.495                       -                -            46,877                 956                -                  -


                                               JNL/Putnam        JNL/Putnam         JNL/Putnam        JNL/S&P          JNL/S&P
                           JNL/Putnam       International          Midcap         Value Equity     Core Index 50    Core Index 75
                        Equity Portfolio   Equity Portfolio   Growth Portfolio     Portfolio         Portfolio        Portfolio
                       ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
                       ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
        M&E CLASS

         1.960                    208,325           788,669            510,070           873,642                -                -
         1.970                          -                 -                  -                 -                -                -
         1.995                     86,548            22,184             86,854           147,488                -                -
         2.000                     28,315           200,924             68,599            51,636                -                -
         2.005                          -                 -                  -                 -                -                -
         2.010                      6,976           108,291            233,839           221,582                -                -
         2.020                          -             5,479                  -                 -                -                -
         2.045                    100,935            19,347             46,006            16,917                -                -
         2.050                     49,115           172,665            115,989           216,247                -                -
         2.060                     84,864           661,547            335,566           983,058                -                -
         2.070                          -                 -                  -                 -                -                -
         2.095                      4,335           219,474             55,732            58,617                -                -
         2.100                      3,854            17,292             30,289            19,138                -                -
         2.110                    138,605            26,513              4,488            31,658                -                -
         2.120                          -                 -              4,045            32,680                -                -
         2.145                          -            61,470             38,401           151,886                -                -
         2.150                          -           278,647             65,478            17,220                -                -
         2.160                    120,794           273,795             75,834           270,906                -                -
         2.170                          -            53,490                  -            48,950                -                -
         2.195                     60,759            36,339             18,253            15,291                -                -
         2.200                          -            20,635             16,620            44,507                -                -
         2.210                     48,880            78,503             90,206           560,137                -                -
         2.220                          -                 -                  -                 -                -                -
         2.245                          -                 -                  -                 -                -                -
         2.250                          -           289,731             21,978            16,222                -                -
         2.260                    163,668           419,698            180,603           247,344                -                -
         2.270                          -                 -                  -                 -                -                -
         2.280                          -                 -                  -                 -                -                -
         2.295                          -             2,205             35,163                 -                -                -
         2.300                     38,614           173,169            202,663           158,993                -                -
         2.305                          -                 -                  -                 -                -                -
         2.310                     94,053           126,757            150,602           199,432                -                -
         2.320                          -               850                  -                 -                -                -
         2.345                          -                 -             18,002            23,165                -                -
         2.350                          -            19,485             23,935            48,250                -                -
         2.360                     48,394           205,354             27,377            20,689                -                -
         2.370                          -                 -              2,485                 -                -                -
         2.395                          -            68,389            112,425            21,155                -                -
         2.400                          -             9,240                  -                 -                -                -
         2.405                          -                 -                  -                 -                -                -
         2.410                          -             2,211                 59             9,403                -                -
         2.420                          -                 -                  -                 -                -                -
         2.445                      8,595                 -              7,022            11,311                -                -
         2.450                     17,713            11,058             42,267            32,657                -                -
         2.460                      7,510            11,341             23,813            32,073                -                -
         2.470                          -                 -              2,715                 -                -                -
         2.495                          -                 -                  -                 -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                                                      JNL/
                           JNL/MCM          JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO        PPM America
                         Value Line(R)        VIP          Global Growth     JNL/Oppenheimer    Total Return       High Yield
                        25 Portfolio       Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                       ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
                       ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
        M&E CLASS

         2.500                       -                -            25,911                   -           84,902                  -
         2.505                       -                -                 -                   -                -                  -
         2.510                  81,455           66,465           136,273             151,950          259,779                  -
         2.520                       -                -                 -                   -                -                  -
         2.545                  45,428                -            11,960                   -          110,268                  -
         2.550                  22,051           11,029            68,064              16,874          685,715                  -
         2.560                 208,610            1,059           147,703              25,531          203,940                  -
         2.570                       -                -                 -                   -                -                  -
         2.595                  12,110            4,274                 -                   -          226,155                  -
         2.600                       -           12,982             1,708                   -           85,205                  -
         2.605                       -                -                 -                   -                -                  -
         2.610                  20,090                -           164,243             129,983          666,937                  -
         2.620                       -                -                 -                   -                -                  -
         2.645                       -                -                 -                   -                -                  -
         2.650                       -           64,344           247,150                   -           79,504                  -
         2.660                 152,661           25,209           105,182              97,030          237,801                  -
         2.670                       -                -                 -                   -                -                  -
         2.680                       -                -                 -                   -                -                  -
         2.695                  10,077                -            10,479                   -           13,423                  -
         2.700                       -          162,874            25,539                   -           37,516                  -
         2.710                  14,707          112,832            45,018              41,797          171,607                  -
         2.720                       -                -                 -                   -                -                  -
         2.745                       -                -            15,888               5,149           42,447                  -
         2.750                       -                -            29,165                   -           10,590                  -
         2.760                 355,600          128,952             5,408                   -           38,800                  -
         2.770                       -                -                 -                   -                -                  -
         2.795                   9,671                -                 -                   -                -                  -
         2.800                  38,140                -           151,067              15,608          325,567                  -
         2.810                  55,373          113,428                 -                   -            7,204                  -
         2.820                       -                -                 -                   -                -                  -
         2.845                       -                -            20,791                   -                -                  -
         2.850                       -                -             9,429                   -           16,631                  -
         2.860                  71,593          193,256                 -                   -            5,237                  -
         2.895                       -                -            39,135                   -                -                  -
         2.900                       -                -             2,658                   -            8,674                  -
         2.910                       -            5,301            88,829              12,817          173,899                  -
         2.920                       -                -                 -                   -                -                  -
         2.950                       -                -                 -                   -                -                  -
         2.955                       -                -                 -                   -                -                  -
         2.960                  81,229            1,746             4,915                   -           37,197                  -
         2.995                       -                -                 -                   -                -                  -
         3.000                       -                -                 -                   -                -                  -
         3.010                       -          160,605            37,011                   -          167,347                  -
         3.045                       -                -            16,818                   -                -                  -
         3.050                       -                -                 -                   -                -                  -
         3.060                       -            7,415            61,795             145,361          127,583                  -
         3.070                       -                -            11,514                   -                -                  -


                                           JNL/Putnam        JNL/Putnam         JNL/Putnam        JNL/S&P          JNL/S&P
                       JNL/Putnam       International          Midcap         Value Equity     Core Index 50    Core Index 75
                    Equity Portfolio   Equity Portfolio   Growth Portfolio     Portfolio         Portfolio        Portfolio
                   ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
                   ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
       M&E CLASS

        2.500                       -            45,469                  -                 -                -                -
        2.505                       -                 -                  -                 -                -                -
        2.510                   7,930           155,053            100,196             3,923                -                -
        2.520                       -                 -                  -                 -                -                -
        2.545                       -            33,383                  -             2,805                -                -
        2.550                  10,682            39,273             33,560            27,815                -                -
        2.560                  10,717            32,930             30,128           179,325                -                -
        2.570                       -                 -                  -                 -                -                -
        2.595                       -                 -                  -                 -                -                -
        2.600                       -                 -                  -                 -                -                -
        2.605                       -                 -                  -                 -                -                -
        2.610                 136,801           187,245            233,355           198,224                -                -
        2.620                       -                 -                  -                 -                -                -
        2.645                       -                 -                  -                 -                -                -
        2.650                   4,946                 -                  -             6,796                -                -
        2.660                  14,192            60,777             49,708            12,840                -                -
        2.670                       -                 -                  -                 -                -                -
        2.680                       -                 -                  -                 -                -                -
        2.695                       -               777                  -                 -                -                -
        2.700                       -                 -                  -                 -                -                -
        2.710                  41,313            20,721             35,653             8,823                -                -
        2.720                       -                 -                  -                 -                -                -
        2.745                       -             5,287             29,041                 -                -                -
        2.750                       -             5,611              8,369             8,627                -                -
        2.760                   6,078             3,189                  -                 -                -                -
        2.770                       -             8,761                  -                 -                -                -
        2.795                       -                 -                  -                 -                -                -
        2.800                       -            10,604                  -            25,999                -                -
        2.810                       -                 -             78,545                 -                -                -
        2.820                       -                 -                  -                 -                -                -
        2.845                       -                 -                  -                 -                -                -
        2.850                       -                 -                  -             5,699                -                -
        2.860                  10,035                 -             10,020                 -                -                -
        2.895                       -                 -                  -                 -                -                -
        2.900                       -            13,999                  -                 -                -                -
        2.910                   4,573             6,244             69,457            31,049                -                -
        2.920                       -                 -                  -                 -                -                -
        2.950                       -                 -                  -                 -                -                -
        2.955                       -                 -                  -                 -                -                -
        2.960                       -           240,480                  -                 -                -                -
        2.995                       -                 -                  -                 -                -                -
        3.000                       -                 -                  -                 -                -                -
        3.010                  22,337            15,200             69,958            14,409                -                -
        3.045                       -                 -             14,510                 -                -                -
        3.050                       -                 -                  -                 -                -                -
        3.060                  16,966           106,906             19,187             7,247                -                -
        3.070                       -                 -                  -                 -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                                                        JNL/
                             JNL/MCM          JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO        PPM America
                           Value Line(R)        VIP          Global Growth     JNL/Oppenheimer    Total Return       High Yield
                          25 Portfolio       Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                         ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
                         ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
       M&E CLASS

        3.095                          -                -                 -                   -                -                  -
        3.100                          -                -                 -                   -                -                  -
        3.110                          -                -             1,924                   -           14,445                  -
        3.145                          -                -                 -                   -                -                  -
        3.150                     10,138                -                 -                   -                -                  -
        3.160                          -                -                 -                   -                -                  -
        3.200                          -                -                 -                   -                -                  -
        3.210                      2,207            2,949           120,358              23,283           14,218                  -
        3.250                          -                -                 -                   -                -                  -
        3.255                          -                -                 -                   -                -                  -
        3.260                          -                -                 -                   -                -                  -
        3.270                          -                -                 -                   -                -                  -
        3.310                          -                -            18,439                   -                -                  -
        3.350                          -                -                 -                   -                -                  -
        3.400                          -                -                 -                   -                -                  -
        3.410                          -                -                 -                   -            6,233                  -
        3.450                          -                -                 -                   -                -                  -
        3.460                          -                -                 -                   -                -                  -
        3.500                          -                -                 -                   -                -                  -
        3.510                          -                -                 -                   -                -                  -
        3.560                          -                -                 -                   -                -                  -
        3.600                          -                -                 -                   -                -                  -
        3.610                          -                -                 -                   -                -                  -
        3.650                          -                -                 -                   -                -                  -
        3.660                          -                -                 -                   -                -                  -
        3.700                          -                -                 -                   -                -                  -
        3.710                          -                -                 -                   -                -                  -
        3.750                          -                -                 -                   -                -                  -
        3.760                          -                -                 -                   -                -                  -
        3.800                          -                -                 -                   -                -                  -
        3.860                          -                -                 -                   -                -                  -
        3.895                          -                -                 -                   -                -                  -
        4.000                          -                -                 -                   -                -                  -


PERSPECTIVE
 Standard Benefit              1,153,567          600,313        34,073,305           5,267,272       47,751,519                  -
  Maximum Anniversary
    Value Benefit                      -                -           172,464              60,658          147,328                  -
  Earnings Protection
    Benefits                           -                -           318,778              79,265           96,323                  -
  Combined Optional
    Benefits                           -                -            27,229               3,893           32,426                  -
                         ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
                         ----------------  ---------------  ----------------  ------------------ ---------------- ------------------

         Total              $ 33,044,335     $ 21,516,111     $ 100,399,930        $ 21,412,993    $ 233,210,449                $ -
                         ================  ===============  ================  ================== ================ ==================


                                              JNL/Putnam         JNL/Putnam        JNL/Putnam         JNL/S&P          JNL/S&P
                           JNL/Putnam       International          Midcap         Value Equity     Core Index 50    Core Index 75
                        Equity Portfolio   Equity Portfolio   Growth Portfolio     Portfolio         Portfolio        Portfolio
                       ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
                       ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
        M&E CLASS

         3.095                          -                 -                  -                 -                -                -
         3.100                          -                 -                  -                 -                -                -
         3.110                          -                 -                  -                 -                -                -
         3.145                          -                 -                  -             9,916                -                -
         3.150                          -                 -                  -                 -                -                -
         3.160                          -                 -                  -                 -                -                -
         3.200                          -                 -                  -                 -                -                -
         3.210                          -                 -                  -                 -                -                -
         3.250                          -                 -                  -                 -                -                -
         3.255                          -                 -                  -                 -                -                -
         3.260                          -                 -                  -                 -                -                -
         3.270                          -                 -                  -                 -                -                -
         3.310                          -                 -                  -                 -                -                -
         3.350                          -                 -                  -                 -                -                -
         3.400                          -                 -                  -                 -                -                -
         3.410                          -             2,775                  -                 -                -                -
         3.450                          -                 -                  -                 -                -                -
         3.460                          -                 -                  -                 -                -                -
         3.500                          -                 -                  -                 -                -                -
         3.510                          -                 -                  -                 -                -                -
         3.560                          -                 -                  -                 -                -                -
         3.600                          -                 -                  -                 -                -                -
         3.610                          -                 -                  -                 -                -                -
         3.650                          -                 -                  -                 -                -                -
         3.660                          -                 -                  -                 -                -                -
         3.700                          -                 -                  -                 -                -                -
         3.710                          -                 -                  -                 -                -                -
         3.750                          -                 -                  -                 -                -                -
         3.760                          -                 -                  -                 -                -                -
         3.800                          -                 -                  -                 -                -                -
         3.860                          -                 -                  -                 -                -                -
         3.895                          -                 -                  -                 -                -                -
         4.000                          -                 -                  -                 -                -                -


 PERSPECTIVE
  Standard Benefit            127,751,703        53,350,011         13,883,257       160,982,895                -                -
   Maximum Anniversary
     Value Benefit                 43,373            18,571             39,287           332,464                -                -
   Earnings Protection
     Benefits                     143,855           159,540            143,171           322,032                -                -
   Combined Optional
     Benefits                      11,094             1,717                335             9,633                -                -
                       ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
                       ------------------- -----------------  ----------------- -----------------  ---------------  ---------------

          Total             $ 135,414,801      $ 78,421,955       $ 28,326,151     $ 195,302,756              $ -              $ -
                       =================== =================  ================= =================  ===============  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:

                                                                                     JNL/             JNL/
                          JNL/S&P        JNL/S&P Equity                          S&P Managed      S&P Managed           JNL/
                      Core Index 100       Aggressive        JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                         Portfolio     Growth Portfolio I   Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                      ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
                      ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
 M&E CLASS

         1.000                    $ -                 $ -                $ -         $ 916,604              $ -                $ -
         1.100                      -                   -                  -                 -           70,051                  -
         1.150                      -                   -                  -        57,584,041          597,043         91,479,086
         1.250                      -                   -                  -         9,438,342        1,387,371         17,621,437
         1.300                      -                   -                  -        20,464,868                -         46,618,045
         1.350                      -                   -                  -           569,012                -                  -
         1.395                      -                   -                  -                 -                -                  -
         1.400                      -                   -                  -        17,744,233                -         27,739,124
         1.420                      -                   -                  -                 -                -                  -
         1.450                      -                   -                  -         5,626,912                -          9,549,486
         1.500                      -                   -                  -        31,205,611           73,964         51,032,817
         1.545                      -                   -                  -         5,063,602           18,532          9,050,222
         1.550                      -                   -                  -         1,962,193          269,190          4,065,993
         1.560                      -                   -                  -                 -                -                  -
         1.570                      -                   -                  -           786,264                -          3,363,428
         1.575                      -                   -                  -                 -                -                  -
         1.600                      -                   -                  -        12,029,458          107,843         27,857,891
         1.605                      -                   -                  -                 -                -                  -
         1.630                      -                   -                  -                 -                -                  -
         1.645                      -                   -                  -           666,132                -            702,478
         1.650                      -                   -                  -         6,517,651        1,142,724         12,128,993
         1.660                      -                   -                  -                 -                -                  -
         1.670                      -                   -                  -           319,248           14,000             61,874
         1.695                      -                   -                  -         1,658,294           19,625          6,372,857
         1.700                      -                   -                  -         9,232,121          774,934         19,086,808
         1.710                      -                   -                  -        29,294,764          190,039         50,966,594
         1.720                      -                   -                  -           876,930                -          1,342,359
         1.725                      -                   -                  -                 -                -                  -
         1.745                      -                   -                  -                 -                -                  -
         1.750                      -                   -                  -         8,680,297                -         14,330,831
         1.760                      -                   -                  -                 -            7,615             57,770
         1.795                      -                   -                  -         1,093,862                -          1,773,949
         1.800                      -                   -                  -         4,455,000          309,797         15,715,424
         1.810                      -                   -                  -         3,012,683        1,334,371          6,957,878
         1.820                      -                   -                  -           756,973                -            818,633
         1.825                      -                   -                  -                 -                -                  -
         1.845                      -                   -                  -         1,646,863                -          2,727,932
         1.850                      -                   -                  -         1,672,085          253,516          5,006,811
         1.860                      -                   -                  -        16,760,628           30,796         26,194,996
         1.870                      -                   -                  -            29,835                -              9,267
         1.895                      -                   -                  -         2,070,224                -          3,892,866
         1.900                      -                   -                  -         2,608,789          145,725          8,339,119
         1.910                      -                   -                  -                 -                -                  -
         1.920                      -                   -                  -           252,495                -            869,179
         1.945                      -                   -                  -           545,086          176,042            226,700
         1.950                      -                   -                  -         1,135,004          208,236          8,935,847
         1.955                      -                   -                  -             2,573                -                  -



                                                                                                                    JNL/Salomon
                      JNL/               JNL/                                                                         Brothers
                   S&P Managed       S&P Managed           JNL/S&P             JNL/Salomon         JNL/Salomon    U.S. Government
                    Moderate           Moderate        Very Aggressive        Brothers High      Brothers Strategic   & Quality
                    Portfolio       Growth Portfolio Growth Portfolio I   Yield Bond Portfolio   Bond Portfolio    Bond Portfolio
                ------------------ ----------------- -------------------- ---------------------- ---------------- -----------------
                ------------------ ----------------- -------------------- ---------------------- ---------------- -----------------
 M&E CLASS

         1.000                $ -               $ -                  $ -              $ 124,964        $ 122,898         $ 242,794
         1.100             59,523           505,396                    -                 90,084          130,196           120,077
         1.150            243,553        49,869,956                    -             20,640,492       11,552,226        10,515,305
         1.250          2,217,819        10,698,301                    -              2,417,814        2,570,612         2,193,095
         1.300                  -        32,363,022                    -              7,374,970        4,699,729         6,970,026
         1.350                  -                 -                    -                262,415          237,620            73,321
         1.395                  -                 -                    -                      -                -                 -
         1.400             49,262        14,182,525                    -              5,367,573        2,544,596         3,520,977
         1.420                  -                 -                    -                      -           68,790                 -
         1.450                  -         7,334,802                    -              3,335,721        1,239,814         1,980,074
         1.500          1,404,204        19,004,944                    -              9,032,211        6,204,382         5,024,057
         1.545            187,235         4,120,760                    -              1,251,497        1,018,969           772,320
         1.550             45,883         2,904,883                    -              1,045,448          403,015           256,407
         1.560                  -                 -                    -              2,102,700                -                 -
         1.570                  -         1,956,413                    -                310,816          210,791           286,156
         1.575                  -                 -                    -                      -                -                 -
         1.600             58,938        17,753,023                    -              4,747,033        4,726,271         2,551,104
         1.605                  -                 -                    -                      -                -                 -
         1.630                  -                 -                    -                      -            2,250                 -
         1.645                  -           446,260                    -                 31,508           59,491            31,938
         1.650          2,076,624        12,306,236                    -              3,019,318        4,209,608         2,348,959
         1.660                  -         1,119,686                    -                201,183                -                 -
         1.670                405           169,575                    -                 59,099          139,343             6,592
         1.695             10,827         2,104,089                    -                776,077          535,249           488,688
         1.700            458,036        10,440,015                    -              3,871,892        2,171,023         1,297,930
         1.710            303,150        35,476,454                    -             11,255,287        5,969,865         6,494,555
         1.720                  -         1,658,536                    -                140,303           48,889           246,586
         1.725                  -                 -                    -                      -                -                 -
         1.745                  -                 -                    -                      -                -                 -
         1.750             13,968         6,588,568                    -              1,809,343        1,208,199         1,352,071
         1.760              6,818                 -                    -                110,707           99,772            58,467
         1.795                  -         1,472,723                    -                536,404          309,205           278,506
         1.800            304,860         9,782,147                    -              1,467,659        1,244,093           914,900
         1.810            785,937         7,489,551                    -              5,562,739        1,319,506           669,890
         1.820                  -           332,352                    -                 66,205           28,683            99,974
         1.825                  -                 -                    -                      -                -                 -
         1.845                  -         2,496,861                    -              1,691,752          290,816           542,372
         1.850            236,710         2,049,473                    -                408,836          482,818           367,759
         1.860             28,367        17,433,513                    -              4,719,910        2,282,035         3,405,114
         1.870                  -             5,314                    -                 74,549          145,780                 -
         1.895             18,942         2,508,591                    -                772,026          540,157           479,091
         1.900            334,203         6,257,768                    -              1,680,958          924,725           805,267
         1.910                  -                 -                    -                961,280                -                 -
         1.920                  -           194,497                    -                364,028           64,207            48,667
         1.945            155,003           305,812                    -                 47,408           38,995            59,044
         1.950              2,009         3,669,936                    -                757,262          603,614           438,750
         1.955                  -                 -                    -                 15,239           22,846            14,986

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                   JNL/             JNL/
                         JNL/S&P        JNL/S&P Equity                         S&P Managed      S&P Managed             JNL/
                     Core Index 100       Aggressive        JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                        Portfolio     Growth Portfolio I   Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                     ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
                     ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
        M&E CLASS

         1.960                     -                   -                  -         9,281,574           61,404         19,246,325
         1.970                     -                   -                  -             6,898                -            153,932
         1.995                     -                   -                  -         1,119,546           50,556          2,067,948
         2.000                     -                   -                  -         1,786,280          273,577          3,777,183
         2.005                     -                   -                  -                 -                -                  -
         2.010                     -                   -                  -           729,017           29,758          3,556,221
         2.020                     -                   -                  -            53,427                -            819,845
         2.045                     -                   -                  -           326,768            1,578            471,096
         2.050                     -                   -                  -         4,751,860           28,936          8,805,727
         2.060                     -                   -                  -        12,177,276          390,145         16,241,585
         2.070                     -                   -                  -            99,576                -            386,355
         2.095                     -                   -                  -           645,967            1,997          1,326,180
         2.100                     -                   -                  -           512,446           61,985          1,509,540
         2.110                     -                   -                  -           703,807            2,563          1,779,047
         2.120                     -                   -                  -            34,262                -            181,322
         2.145                     -                   -                  -           766,678                -          1,873,723
         2.150                     -                   -                  -         3,067,180           21,532          6,279,235
         2.160                     -                   -                  -         5,544,399           22,495         10,851,297
         2.170                     -                   -                  -            71,943                -                821
         2.195                     -                   -                  -           664,815           51,790          1,878,262
         2.200                     -                   -                  -         1,130,905           18,134            552,472
         2.210                     -                   -                  -         1,417,254        1,039,268          2,997,511
         2.220                     -                   -                  -           562,133                -            162,814
         2.245                     -                   -                  -            23,078                -            232,950
         2.250                     -                   -                  -         1,146,932           48,613          2,813,732
         2.260                     -                   -                  -         3,941,086           14,797          7,951,465
         2.270                     -                   -                  -           446,044                -            110,861
         2.280                     -                   -                  -                 -                -                  -
         2.295                     -                   -                  -           640,720                -          1,491,749
         2.300                     -                   -                  -         1,535,783          111,312          4,130,247
         2.305                     -                   -                  -            16,163                -                  -
         2.310                     -                   -                  -         2,843,912                -          4,548,675
         2.320                     -                   -                  -            63,170                -             65,583
         2.345                     -                   -                  -            64,954           67,968            664,208
         2.350                     -                   -                  -           840,839           19,647          1,865,589
         2.360                     -                   -                  -         1,524,643           19,194          2,793,526
         2.370                     -                   -                  -                 -                -             73,421
         2.395                     -                   -                  -           111,220           28,212            581,362
         2.400                     -                   -                  -            81,697           21,762            237,572
         2.405                     -                   -                  -                 -                -                  -
         2.410                     -                   -                  -         2,142,068          443,979          1,009,685
         2.420                     -                   -                  -             3,104                -                  -
         2.445                     -                   -                  -            58,628                -          1,437,468
         2.450                     -                   -                  -         1,155,976           49,953          4,291,338
         2.460                     -                   -                  -         1,458,395          142,149          1,866,942
         2.470                     -                   -                  -             7,093                -            210,653
         2.495                     -                   -                  -            17,036                -             18,432


                                                                                                                    JNL/Salomon
                      JNL/               JNL/                                                                         Brothers
                   S&P Managed       S&P Managed           JNL/S&P             JNL/Salomon         JNL/Salomon    U.S. Government
                    Moderate           Moderate        Very Aggressive        Brothers High      Brothers Strategic   & Quality
                    Portfolio       Growth Portfolio Growth Portfolio I   Yield Bond Portfolio   Bond Portfolio    Bond Portfolio
                ------------------ ----------------- -------------------- ---------------------- ---------------- -----------------
                ------------------ ----------------- -------------------- ---------------------- ---------------- -----------------
    M&E CLASS

     1.960                  1,640         6,769,587                    -              9,501,941        1,295,666         1,783,076
     1.970                      -            79,793                    -                 10,150            4,196             4,100
     1.995                      -         2,803,592                    -                598,564          271,211           413,882
     2.000                733,780         3,328,491                    -                765,556          316,717           189,067
     2.005                      -                 -                    -                      -                -                 -
     2.010                  6,143         1,230,864                    -              2,422,869          523,476           214,147
     2.020                      -         1,445,786                    -                 48,611           36,663            19,208
     2.045                295,508           402,822                    -                191,147          108,664            71,885
     2.050                167,939         4,170,274                    -                943,613          723,048           574,532
     2.060                865,326         8,216,233                    -              8,513,415        1,510,733         1,069,653
     2.070                      -           339,172                    -                 17,182           14,611                 -
     2.095                      -         1,517,300                    -                954,965          115,478           101,619
     2.100                978,073         2,291,288                    -                220,294          166,368           164,025
     2.110                 17,193           955,795                    -              1,281,016          173,700            94,005
     2.120                      -            50,072                    -                 63,324           12,639            72,638
     2.145                152,307         1,257,719                    -                253,842           95,077           532,190
     2.150                260,123         2,592,312                    -                673,827          501,496           316,442
     2.160                 17,469         7,541,770                    -              1,469,411          973,117           730,708
     2.170                      -            17,515                    -                  3,290            1,792                 -
     2.195                 52,229           664,217                    -                124,848          117,105            26,301
     2.200                236,634         1,629,055                    -                148,786           68,125            46,323
     2.210              1,069,051         3,443,940                    -              1,079,887          576,723           588,985
     2.220                      -            76,758                    -                  8,764            4,712             2,015
     2.245                      -            37,355                    -                 29,805           26,889            15,033
     2.250                 89,750           904,699                    -                295,494          166,900            40,044
     2.260                 80,090         6,260,949                    -              1,986,817          597,221           506,335
     2.270                      -            43,805                    -                  4,190                -                 -
     2.280                      -                 -                    -                  1,334                -                 -
     2.295                      -           744,580                    -                 46,298           73,688           135,932
     2.300                401,331         2,854,251                    -                597,965          374,322           574,043
     2.305                      -                 -                    -                  7,857                -                 -
     2.310                  7,840         1,782,804                    -                286,320          229,908           112,213
     2.320                      -            21,438                    -                      -            5,307                 -
     2.345                  3,780           258,094                    -                 30,926           10,165                 -
     2.350                 79,651           799,139                    -                567,338           27,451            31,308
     2.360                102,966         2,849,261                    -                735,375          297,544           167,015
     2.370                      -            27,160                    -                 18,883            3,315             3,242
     2.395                  7,643           391,664                    -                186,958           49,427            52,222
     2.400                137,992            22,793                    -                 55,299            5,204            10,138
     2.405                      -                 -                    -                      -                -                 -
     2.410                      -           403,379                    -                100,332           43,179            10,671
     2.420                  7,126            12,130                    -                      -                -                 -
     2.445                      -           291,036                    -                 43,249           57,226            24,285
     2.450                 81,562         3,367,990                    -                250,675          257,121           356,308
     2.460                505,810         1,084,663                    -                193,398           81,981           112,883
     2.470                      -           538,452                    -                 36,718           35,007            17,614
     2.495                      -            53,599                    -                      -                -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                   JNL/             JNL/
                         JNL/S&P        JNL/S&P Equity                        S&P Managed      S&P Managed             JNL/
                     Core Index 100       Aggressive        JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                        Portfolio     Growth Portfolio I   Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                     ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
                     ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
        M&E CLASS

         2.500                     -                   -                  -           234,543                -            249,247
         2.505                     -                   -                  -                 -                -                  -
         2.510                     -                   -                  -           829,074           15,525          2,069,098
         2.520                     -                   -                  -             1,561           41,729             47,252
         2.545                     -                   -                  -            43,526                -            444,062
         2.550                     -                   -                  -           560,825                -            517,589
         2.560                     -                   -                  -         1,130,383           89,951          1,370,923
         2.570                     -                   -                  -            45,775                -             99,194
         2.595                     -                   -                  -            27,118                -             43,987
         2.600                     -                   -                  -            17,888           95,519             35,757
         2.605                     -                   -                  -                 -                -                  -
         2.610                     -                   -                  -         2,032,186           95,158          4,984,483
         2.620                     -                   -                  -           136,843                -                  -
         2.645                     -                   -                  -           167,707                -            191,442
         2.650                     -                   -                  -           790,479                -            786,581
         2.660                     -                   -                  -         2,403,765          420,480            891,014
         2.670                     -                   -                  -                 -                -            168,177
         2.680                     -                   -                  -                 -                -                  -
         2.695                     -                   -                  -           126,981                -             29,221
         2.700                     -                   -                  -            32,915          114,054                  -
         2.710                     -                   -                  -           542,440           93,881            443,521
         2.720                     -                   -                  -                 -                -             67,594
         2.745                     -                   -                  -           118,158                -            101,756
         2.750                     -                   -                  -            43,277                -             85,833
         2.760                     -                   -                  -           123,434          102,144            220,437
         2.770                     -                   -                  -            29,526                -             87,084
         2.795                     -                   -                  -                 -                -                  -
         2.800                     -                   -                  -                 -                -            723,722
         2.810                     -                   -                  -         1,215,225                -          1,135,007
         2.820                     -                   -                  -                 -                -             22,724
         2.845                     -                   -                  -            19,831                -              3,706
         2.850                     -                   -                  -           388,637                -                  -
         2.860                     -                   -                  -             4,320                -            425,764
         2.895                     -                   -                  -                 -                -              5,331
         2.900                     -                   -                  -                 -                -                  -
         2.910                     -                   -                  -            86,651                -            617,290
         2.920                     -                   -                  -                 -                -                  -
         2.950                     -                   -                  -                 -                -                  -
         2.955                     -                   -                  -                 -                -                  -
         2.960                     -                   -                  -                 -            1,419            235,582
         2.995                     -                   -                  -                 -                -                  -
         3.000                     -                   -                  -                 -                -                  -
         3.010                     -                   -                  -            81,573                -            481,756
         3.045                     -                   -                  -                 -                -                  -
         3.050                     -                   -                  -                 -                -            135,233
         3.060                     -                   -                  -                 -                -            454,300
         3.070                     -                   -                  -                 -                -                  -


                                                                                                                   JNL/Salomon
                     JNL/               JNL/                                                                         Brothers
                  S&P Managed       S&P Managed           JNL/S&P             JNL/Salomon         JNL/Salomon    U.S. Government
                   Moderate           Moderate        Very Aggressive        Brothers High      Brothers Strategic   & Quality
                   Portfolio       Growth Portfolio Growth Portfolio I   Yield Bond Portfolio   Bond Portfolio    Bond Portfolio
               ------------------ ----------------- -------------------- ---------------------- ---------------- -----------------
               ------------------ ----------------- -------------------- ---------------------- ---------------- -----------------
    M&E CLASS

     2.500                     -           155,861                    -                 26,714           54,325            40,399
     2.505                     -                 -                    -                      -                -                 -
     2.510               153,332         1,237,208                    -                474,290          242,557            57,117
     2.520                36,411           146,423                    -                      -                -                 -
     2.545                     -            33,713                    -                  4,624           30,514             5,171
     2.550                27,729         1,078,656                    -                194,457           47,915           106,223
     2.560               449,200           665,025                    -                353,111          242,152            96,261
     2.570                     -                 -                    -                      -                -                 -
     2.595               165,855                 -                    -                 71,203           21,266            19,197
     2.600                17,769            83,353                    -                 92,783           68,169            35,116
     2.605                     -                 -                    -                      -                -                 -
     2.610                     -         4,276,453                    -                652,012          437,906           235,487
     2.620                     -                 -                    -                      -                -                 -
     2.645                73,472           138,505                    -                      -                -                 -
     2.650                     -           711,608                    -                252,209           74,363             7,523
     2.660                76,525         1,061,932                    -                813,352          183,884            72,532
     2.670                     -                 -                    -                      -                -                 -
     2.680                     -                 -                    -                      -                -                 -
     2.695                     -                 -                    -                  9,260            9,172             3,350
     2.700                49,626           228,507                    -                      -            2,563                 -
     2.710                71,984         1,523,563                    -                110,620           28,003           117,992
     2.720                     -                 -                    -                      -                -                 -
     2.745                     -           246,733                    -                 25,306           12,131                 -
     2.750                     -            59,290                    -                  5,720           14,045             5,048
     2.760                46,363            13,008                    -                 99,521            4,653             8,198
     2.770                     -            28,366                    -                      -                -                 -
     2.795               143,175            23,026                    -                      -                -                 -
     2.800                     -           566,827                    -                270,325          233,956           100,886
     2.810                     -           679,375                    -                 65,764                -                 -
     2.820                     -            66,530                    -                      -                -                 -
     2.845                55,343             5,632                    -                      -                -                 -
     2.850                     -           100,061                    -                  1,779            5,546            14,890
     2.860               240,299            68,856                    -                  5,365            4,655                 -
     2.895                     -            53,361                    -                      -                -                 -
     2.900                     -            92,544                    -                 15,727            1,595             2,346
     2.910                     -           342,713                    -                326,549           70,495            60,023
     2.920                     -                 -                    -                      -                -                 -
     2.950                     -                 -                    -                      -                -                 -
     2.955                     -                 -                    -                      -                -                 -
     2.960                 6,786           404,151                    -                 24,621           24,781                 -
     2.995                     -                 -                    -                      -                -                 -
     3.000                     -                 -                    -                      -                -                 -
     3.010                     -           102,022                    -                 42,933           20,662            13,786
     3.045                     -            11,582                    -                      -                -                 -
     3.050                     -                 -                    -                      -                -                 -
     3.060                     -            84,550                    -                 35,119                -             7,147
     3.070                     -                 -                    -                      -                -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                     JNL/             JNL/
                           JNL/S&P        JNL/S&P Equity                          S&P Managed      S&P Managed             JNL/
                       Core Index 100       Aggressive        JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                          Portfolio     Growth Portfolio I   Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                       ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
                       ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
       M&E CLASS

        3.095                        -                   -                  -                 -                -                  -
        3.100                        -                   -                  -                 -                -                  -
        3.110                        -                   -                  -                 -                -                  -
        3.145                        -                   -                  -                 -                -                  -
        3.150                        -                   -                  -                 -                -            162,483
        3.160                        -                   -                  -                 -                -            158,492
        3.200                        -                   -                  -                 -                -             15,485
        3.210                        -                   -                  -             5,269                -              5,262
        3.250                        -                   -                  -                 -                -                  -
        3.255                        -                   -                  -                 -                -                  -
        3.260                        -                   -                  -                 -                -                  -
        3.270                        -                   -                  -                 -                -                  -
        3.310                        -                   -                  -                 -                -                  -
        3.350                        -                   -                  -                 -                -                  -
        3.400                        -                   -                  -                 -                -                  -
        3.410                        -                   -                  -                 -                -                  -
        3.450                        -                   -                  -                 -                -                  -
        3.460                        -                   -                  -                 -                -                  -
        3.500                        -                   -                  -                 -                -                  -
        3.510                        -                   -                  -                 -                -                  -
        3.560                        -                   -                  -                 -                -                  -
        3.600                        -                   -                  -                 -                -                  -
        3.610                        -                   -                  -                 -                -                  -
        3.650                        -                   -                  -                 -                -                  -
        3.660                        -                   -                  -                 -                -                  -
        3.700                        -                   -                  -                 -                -                  -
        3.710                        -                   -                  -                 -                -                  -
        3.750                        -                   -                  -                 -                -                  -
        3.760                        -                   -                  -                 -                -                  -
        3.800                        -                   -                  -                 -                -                  -
        3.860                        -                   -                  -                 -                -                  -
        3.895                        -                   -                  -                 -                -                  -
        4.000                        -                   -                  -                 -                -                  -


PERSPECTIVE
 Standard Benefit                    -                   -                  -       242,318,979          743,583        267,394,590
  Maximum Anniversary
    Value Benefit                    -                   -                  -           611,445                -          1,587,804
  Earnings Protection
    Benefits                         -                   -                  -         1,448,647                -          1,378,979
  Combined Optional
    Benefits                         -                   -                  -            87,211                -          2,471,398
                       ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
                       ---------------- -------------------  -----------------  ---------------- ----------------  -----------------

         Total                     $ -                 $ -                $ -     $ 575,961,421     $ 11,968,161      $ 886,559,753
                       ================ ===================  =================  ================ ================  =================


                                                                                                                     JNL/Salomon
                          JNL/            JNL/                                                                         Brothers
                       S&P Managed    S&P Managed           JNL/S&P             JNL/Salomon         JNL/Salomon    U.S. Government
                        Moderate        Moderate        Very Aggressive        Brothers High      Brothers Strategic   & Quality
                        Portfolio    Growth Portfolio Growth Portfolio I   Yield Bond Portfolio   Bond Portfolio    Bond Portfolio
                     -------------- ----------------- -------------------- ---------------------- ---------------- -----------------
                     -------------- ----------------- -------------------- ---------------------- ---------------- -----------------
       M&E CLASS

        3.095                    -                 -                    -                      -                -                 -
        3.100                    -                 -                    -                      -                -                 -
        3.110                    -                 -                    -                 12,680                -                 -
        3.145                    -             9,844                    -                      -                -                 -
        3.150                    -                 -                    -                      -                -                 -
        3.160                    -           208,249                    -                  8,939                -                 -
        3.200                    -                 -                    -                      -                -                 -
        3.210                    -                 -                    -                      -                -                 -
        3.250                    -                 -                    -                      -                -                 -
        3.255                    -                 -                    -                      -                -                 -
        3.260                    -                 -                    -                      -                -                 -
        3.270                    -                 -                    -                      -                -                 -
        3.310                    -                 -                    -                      -                -                 -
        3.350                    -                 -                    -                      -                -                 -
        3.400                    -                 -                    -                      -                -                 -
        3.410                    -                 -                    -                      -            2,114             4,156
        3.450                    -                 -                    -                      -                -                 -
        3.460                    -                 -                    -                      -                -                 -
        3.500                    -                 -                    -                      -                -                 -
        3.510                    -                 -                    -                      -                -                 -
        3.560                    -                 -                    -                      -                -                 -
        3.600                    -                 -                    -                      -                -                 -
        3.610                    -                 -                    -                      -                -                 -
        3.650                    -                 -                    -                      -                -                 -
        3.660                    -                 -                    -                      -                -                 -
        3.700                    -                 -                    -                      -                -                 -
        3.710                    -                 -                    -                      -                -                 -
        3.750                    -                 -                    -                      -                -                 -
        3.760                    -                 -                    -                      -                -                 -
        3.800                    -                 -                    -                      -                -                 -
        3.860                    -                 -                    -                      -                -                 -
        3.895                    -                 -                    -                      -                -                 -
        4.000                    -                 -                    -                      -                -                 -


PERSPECTIVE
 Standard Benefit          738,674       173,775,394                    -             97,954,249       57,098,914       100,482,495
  Maximum Anniversary
    Value Benefit                -           805,019                    -                237,042           51,285           442,745
  Earnings Protection
    Benefits                     -         1,054,576                    -                227,768          185,126           425,982
  Combined Optional
    Benefits                     -           232,489                    -                 50,812           12,942            31,829
                     -------------- ----------------- -------------------- ---------------------- ---------------- -----------------
                     -------------- ----------------- -------------------- ---------------------- ---------------- -----------------

         Total        $ 17,713,775     $ 548,950,583                  $ -          $ 235,740,097    $ 127,609,939     $ 166,535,805
                     ============== ================= ==================== ====================== ================ =================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                JNL/            JNL/Select        JNL/Select            JNL/              JNL/
                          Select Balanced         Global          Large Cap         Select Money      Select Value
                             Portfolio       Growth Portfolio  Growth Portfolio   Market Portfolio      Portfolio
                          -----------------  ----------------- ----------------- ------------------- ----------------
                          -----------------  ----------------- ----------------- ------------------- ----------------
 M&E CLASS

         1.000                    $ 56,456                $ -          $ 61,755         $ 3,007,515        $ 128,243
         1.100                           -                  -                 -                   -                -
         1.150                  22,340,387              8,134         6,287,222           6,954,309        5,660,898
         1.250                   6,677,794            154,615           502,213           2,541,253        1,980,147
         1.300                  12,624,778              9,499         1,818,628           2,939,891        2,080,010
         1.350                     234,283                  -                 -                   -          193,839
         1.395                           -                  -         1,780,794                   -                -
         1.400                   9,364,394             10,638         1,457,664           1,247,765        1,324,616
         1.420                     139,744                  -                 -                   -                -
         1.450                   2,644,537             33,690           857,638             575,471          943,209
         1.500                   7,787,262             20,356         1,520,237           1,481,129        3,139,590
         1.545                   1,125,831              8,884           549,511             920,462          360,650
         1.550                     829,177             34,635            55,878             520,377          324,623
         1.560                           -                  -           427,358                   -                -
         1.570                     351,493                  -           147,910             397,277           39,840
         1.575                           -                  -                 -                   -                -
         1.600                   6,343,621            101,941         2,963,231           1,230,000        2,607,558
         1.605                           -                  -                 -                   -                -
         1.630                       4,595                  -                 -                   -            2,355
         1.645                     140,565                  -                 -                   -           37,893
         1.650                   2,589,662              2,584         1,062,895             668,441        2,854,733
         1.660                           -                  -                 -           1,872,481                -
         1.670                     188,366                  -                 -              62,254            8,871
         1.695                   1,498,169                  -         2,146,002             251,988          323,434
         1.700                   3,353,686             91,931           744,152             914,938          766,382
         1.710                  12,534,967             47,207         2,902,938           4,499,697        3,554,806
         1.720                     299,680                  -            88,554              41,451                -
         1.725                           -                  -                 -                   -                -
         1.745                           -                  -                 -                   -                -
         1.750                   2,125,325              5,870           390,634           2,463,720          656,348
         1.760                      16,126                  -            48,739             150,478                -
         1.795                     647,552                  -           155,907             107,674          176,702
         1.800                   4,854,401              6,514           503,880           1,083,452          634,684
         1.810                   2,025,426             85,377           234,140           1,811,511          805,560
         1.820                     140,613                  -            17,728              11,539                -
         1.825                           -                  -                 -                   -                -
         1.845                     930,421                  -           250,141             744,838          201,031
         1.850                   1,421,985             24,870            98,897             192,197          282,151
         1.860                   5,393,258            111,894         2,079,619           2,567,207        2,092,922
         1.870                     257,732                  -                 -              29,603            2,693
         1.895                   1,269,459                  -           275,968             101,078          491,415
         1.900                   1,745,870             12,670           295,370             464,118          467,264
         1.910                           -                  -                 -             794,811                -
         1.920                     250,824                  -            27,583              74,188           38,173
         1.945                     106,973                  -             6,284              24,723           28,767
         1.950                     595,487             11,819           430,002             169,828          462,245
         1.955                       7,899                  -                 -                   -                -


                       JNL/T. Rowe          JNL/T. Rowe            JNL/
                   Price Established      Price Mid-Cap        T. Rowe Price
                    Growth Portfolio     Growth Portfolio     Value Portfolio
                   ------------------- ---------------------  ----------------
                   ------------------- ---------------------  ----------------
 M&E CLASS

         1.000               $ 53,120             $ 627,422         $ 625,746
         1.100                      -                45,688                 -
         1.150             15,579,476            21,002,470        21,284,604
         1.250              2,558,706             3,840,528         4,990,214
         1.300              7,103,536             7,582,896        11,496,820
         1.350                      -                     -                 -
         1.395                      -                     -                 -
         1.400              5,686,381             4,989,678         8,403,434
         1.420                      -                73,154           145,343
         1.450              1,667,689             2,191,735         2,183,465
         1.500              7,946,587             7,420,888         9,662,966
         1.545              1,556,165             1,467,095         1,655,819
         1.550                526,912             1,069,510         1,423,179
         1.560                 63,172               469,447            26,492
         1.570                325,449               410,935           749,771
         1.575                      -                     -                 -
         1.600              3,977,898             5,490,292         8,246,819
         1.605                      -                     -                 -
         1.630                      -                 1,194             2,366
         1.645                113,214                61,273           168,459
         1.650              2,759,609             4,963,653         3,482,904
         1.660                339,516               138,764                 -
         1.670                 86,532                65,795           295,573
         1.695              1,198,387               975,488         1,268,085
         1.700              2,221,240             3,090,398         3,566,961
         1.710             13,789,765            11,385,701        12,549,277
         1.720                190,589               365,018           287,725
         1.725                      -                     -                 -
         1.745                      -                     -                 -
         1.750              1,645,557             1,242,332         2,328,333
         1.760                      -                     -            49,039
         1.795                640,142               486,088           571,922
         1.800              1,224,621             1,764,463         2,106,036
         1.810              1,766,976             1,848,911         1,887,637
         1.820                149,253               198,009           468,854
         1.825                      -                     -                 -
         1.845                590,850               505,104         1,007,716
         1.850                338,785               345,085           455,014
         1.860              3,540,216             5,959,932         7,028,658
         1.870                 14,568                21,748            90,348
         1.895                514,704               565,309         1,475,156
         1.900                933,378             1,216,161         1,310,825
         1.910                      -                     -           296,259
         1.920                183,610               107,187           249,537
         1.945                 71,369               113,516           106,734
         1.950                969,833               911,218         1,738,262
         1.955                      -                18,453            17,582

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:

                                JNL/            JNL/Select        JNL/Select            JNL/              JNL/
                          Select Balanced         Global          Large Cap         Select Money      Select Value
                             Portfolio       Growth Portfolio  Growth Portfolio   Market Portfolio      Portfolio
                          -----------------  ----------------- ----------------- ------------------- ----------------
                          -----------------  ----------------- ----------------- ------------------- ----------------
       M&E CLASS

         1.960                   2,926,346            101,853         1,708,329           1,447,671          620,061
         1.970                      26,690                  -                 -              51,154           10,028
         1.995                     944,177                  -           164,638             395,845          300,087
         2.000                     689,925                  -           275,269             257,865          468,667
         2.005                           -                  -                 -                   -                -
         2.010                     476,641                  -           370,573             635,005          179,874
         2.020                      34,953             54,174           155,307              69,494           25,051
         2.045                     126,590                  -            55,087              95,857           79,553
         2.050                     990,907             21,717         1,065,793             513,942          485,900
         2.060                   4,516,462             53,250           364,762           1,618,518        1,347,051
         2.070                       5,966                  -                 -                   -                -
         2.095                     383,407                  -           169,034             147,769           32,137
         2.100                      70,124              1,286           381,453              46,760           40,907
         2.110                     459,974              2,507            94,847             138,161          212,405
         2.120                      32,550                  -             7,707              93,213            6,005
         2.145                     169,200                  -            57,339              20,787           96,902
         2.150                     427,121              1,085           182,307             290,963          200,251
         2.160                   2,017,975              9,851           654,803             979,986          710,559
         2.170                     194,725                  -            46,126                   -            5,283
         2.195                     118,604                  -            48,853              23,769           67,047
         2.200                     249,524             22,205            42,975             231,766           30,633
         2.210                   1,231,567             20,513           481,598             412,302          200,481
         2.220                      73,220                  -                 -               3,360            3,419
         2.245                      55,061             22,889                 -              78,094           40,704
         2.250                      86,446                  -            95,280              52,683          123,471
         2.260                   1,012,711             14,517           306,687             945,232          818,684
         2.270                      16,743                  -                 -                   -                -
         2.280                           -                  -                 -                   -                -
         2.295                     257,662                  -           100,747              10,830           34,658
         2.300                   1,092,982             41,057           149,844             767,981          361,617
         2.305                      15,928                  -                 -                   -                -
         2.310                     395,895            104,833           129,438             359,253          287,591
         2.320                           -                  -            27,042                   -                -
         2.345                     189,600                  -            54,733                   -                -
         2.350                     126,455              1,299             9,642                   -           55,003
         2.360                     348,603             58,112           110,547             816,088          178,630
         2.370                      22,337                  -                 -               1,631            7,365
         2.395                      36,343                  -               171              83,090          135,918
         2.400                      17,717              1,566                 -               4,996            1,397
         2.405                           -                  -                 -                   -                -
         2.410                      81,812              2,086            19,831              52,764          110,722
         2.420                           -                  -                 -                   -                -
         2.445                      37,601                  -            46,508                   -           25,390
         2.450                     450,979              5,428            27,436             307,063           69,859
         2.460                     171,173             22,020                 -             110,637           64,704
         2.470                       6,502                  -                 -                   -           20,633
         2.495                           -              1,634            15,315                   -                -


                        JNL/T. Rowe          JNL/T. Rowe            JNL/
                    Price Established      Price Mid-Cap        T. Rowe Price
                     Growth Portfolio     Growth Portfolio     Value Portfolio
                    ------------------- ---------------------  ----------------
                    ------------------- ---------------------  ----------------
       M&E CLASS

         1.960               2,555,664             4,128,647         5,423,912
         1.970                   4,491                13,635            28,282
         1.995                 366,227               435,380           694,446
         2.000                 165,937               793,580         1,083,378
         2.005                       -                     -                 -
         2.010                 764,198               667,318         1,042,421
         2.020                  69,053               176,808           207,659
         2.045                 105,477               123,835           198,157
         2.050                 528,829             1,293,243         1,946,791
         2.060               2,425,014             2,022,812         3,230,856
         2.070                  32,082                25,058                 -
         2.095                 360,566               357,038           617,510
         2.100                  57,499               394,438           578,458
         2.110                 284,926               393,896           528,847
         2.120                  53,340                26,838            89,561
         2.145                 129,839               280,960           425,238
         2.150                 186,353               293,843           729,640
         2.160               1,575,567             1,792,627         2,083,275
         2.170                   3,775                26,416             3,179
         2.195                  80,642               173,109           135,579
         2.200                  33,231               231,170           328,100
         2.210                 518,461               826,533         1,448,316
         2.220                   6,838                69,578            21,074
         2.245                  35,294                64,856           104,028
         2.250                 238,830               301,904           208,197
         2.260               1,253,214             2,164,473         2,435,736
         2.270                  10,593                 7,382            26,241
         2.280                       -                 1,900                 -
         2.295                 104,828               142,447           181,798
         2.300                 324,762               903,996           780,374
         2.305                  21,029                 8,125                 -
         2.310                 485,939               714,193           264,663
         2.320                   9,573                     -             7,260
         2.345                  37,398                33,270            73,920
         2.350                  80,136                29,580           148,288
         2.360                 818,056               742,382           937,444
         2.370                  17,114                20,667            20,361
         2.395                  59,968               110,556            57,860
         2.400                  59,802                 4,607            99,612
         2.405                       -                     -                 -
         2.410                 119,822               128,852           136,906
         2.420                       -                     -                 -
         2.445                  55,628               199,685            93,387
         2.450                 160,982               281,478           483,685
         2.460                 357,245               250,031           442,100
         2.470                  55,601                23,496            53,360
         2.495                  43,014                38,831            44,944

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                JNL/            JNL/Select        JNL/Select            JNL/              JNL/
                          Select Balanced         Global          Large Cap         Select Money      Select Value
                             Portfolio       Growth Portfolio  Growth Portfolio   Market Portfolio      Portfolio
                          -----------------  ----------------- ----------------- ------------------- ----------------
                          -----------------  ----------------- ----------------- ------------------- ----------------
       M&E CLASS

         2.500                       5,008                  -             3,243              22,591                -
         2.505                           -                  -                 -                   -                -
         2.510                     462,601            128,151            19,172             472,613          254,309
         2.520                           -                  -                 -                   -                -
         2.545                      39,450                  -            43,898              41,399           24,633
         2.550                     180,124              1,212            23,949             166,407           79,652
         2.560                     581,569                  -            21,426              25,111          158,871
         2.570                           -                  -                 -                   -                -
         2.595                      19,362                  -                 -                   -            9,627
         2.600                     132,363             10,076             2,661                   -                -
         2.605                           -                  -                 -                   -                -
         2.610                     488,982            128,268           125,616             547,416          287,659
         2.620                           -                  -                 -                   -                -
         2.645                           -             28,719                 -                   -                -
         2.650                     224,989                  -            83,275              35,641           87,238
         2.660                     215,564             65,265            14,680             556,670           82,381
         2.670                           -                  -                 -                   -                -
         2.680                           -                  -                 -                   -                -
         2.695                      15,708                  -                 -                   -           11,865
         2.700                           -                  -                 -                   -                -
         2.710                     286,168             44,992             7,474                   -           35,249
         2.720                           -                  -                 -                   -                -
         2.745                      49,970                  -             5,191              14,864            8,092
         2.750                      53,532              1,624             7,124                   -           18,559
         2.760                       5,243                198               166              97,556              854
         2.770                           -                  -                 -                   -                -
         2.795                           -                  -                 -                   -                -
         2.800                     137,018                  -                 -              76,830           52,425
         2.810                           -                  -            99,823                   -            6,195
         2.820                           -                  -                 -                   -                -
         2.845                       1,125                  -                 -                   -            1,129
         2.850                       1,868                  -                 -                   -           19,291
         2.860                       4,297                  -                 -                   -            4,314
         2.895                           -                  -                 -                   -                -
         2.900                       5,887                  -                 -                   -           69,047
         2.910                      75,010                  -             9,354              52,530           31,954
         2.920                           -                  -                 -                   -                -
         2.950                           -                  -                 -                   -                -
         2.955                           -                  -                 -                   -                -
         2.960                      36,708                  -                 -                   -                -
         2.995                           -                  -                 -                   -                -
         3.000                      22,022                  -                 -                   -                -
         3.010                       3,322              5,054            26,234                   -              224
         3.045                      11,510                  -                 -                   -                -
         3.050                           -                  -                 -                   -                -
         3.060                       7,239                  -                 -              47,338            9,242
         3.070                           -                  -                 -                   -                -


                          JNL/T. Rowe          JNL/T. Rowe            JNL/
                      Price Established      Price Mid-Cap        T. Rowe Price
                       Growth Portfolio     Growth Portfolio     Value Portfolio
                      ------------------- ---------------------  ----------------
                      ------------------- ---------------------  ----------------
       M&E CLASS

         2.500                    26,316                21,937            41,442
         2.505                         -                     -                 -
         2.510                   237,135               452,591           510,898
         2.520                         -                     -                 -
         2.545                     6,898                33,499            53,850
         2.550                   100,204                94,613           213,083
         2.560                   356,782               610,008           289,116
         2.570                         -                     -                 -
         2.595                    12,279                 9,790            28,913
         2.600                         -                33,314             2,651
         2.605                         -                     -                 -
         2.610                   556,864               730,556           456,905
         2.620                         -                     -                 -
         2.645                         -                     -                 -
         2.650                   155,467                95,763           151,471
         2.660                   604,814               355,923           256,115
         2.670                         -                     -                 -
         2.680                         -                     -                 -
         2.695                     8,029                 6,400             3,613
         2.700                         -                49,131                 -
         2.710                   324,805               166,770           249,809
         2.720                         -                     -                 -
         2.745                    12,279                41,619            88,510
         2.750                       543                38,438            35,201
         2.760                    35,976                83,491            71,685
         2.770                         -                     -             8,668
         2.795                         -                     -             7,368
         2.800                    33,883                51,801            57,319
         2.810                   249,731               122,909           446,307
         2.820                         -                     -                 -
         2.845                         -                 5,959            29,698
         2.850                     1,946                14,163             1,992
         2.860                     4,261                34,475            23,125
         2.895                    49,636                26,188                 -
         2.900                    10,870                     -            13,871
         2.910                   142,675               154,543           255,288
         2.920                         -                     -                 -
         2.950                         -                     -                 -
         2.955                         -                     -                 -
         2.960                         -                16,804            41,928
         2.995                         -                     -                 -
         3.000                         -                     -                 -
         3.010                    59,893                38,341            34,598
         3.045                    14,276                27,173            11,904
         3.050                         -                     -                 -
         3.060                   169,679                98,338           280,788
         3.070                         -                     -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                JNL/            JNL/Select        JNL/Select            JNL/              JNL/
                          Select Balanced         Global          Large Cap         Select Money      Select Value
                             Portfolio       Growth Portfolio  Growth Portfolio   Market Portfolio      Portfolio
                          -----------------  ----------------- ----------------- ------------------- ----------------
                          -----------------  ----------------- ----------------- ------------------- ----------------
       M&E CLASS

         3.095                           -                  -                 -                   -                -
         3.100                           -                  -                 -                   -                -
         3.110                           -                  -             5,631                   -                -
         3.145                           -              5,089                 -                   -                -
         3.150                           -                  -                 -                   -                -
         3.160                           -              9,314                 -                   -                -
         3.200                           -                  -                 -                   -                -
         3.210                           -                  -                 -                   -                -
         3.250                           -                  -                 -                   -                -
         3.255                           -                  -                 -                   -                -
         3.260                           -                  -                 -                   -                -
         3.270                           -                  -                 -                   -                -
         3.310                           -                  -                 -                   -                -
         3.350                           -                  -                 -                   -                -
         3.400                           -                  -                 -                   -                -
         3.410                           -                  -                 -                   -                -
         3.450                           -                  -                 -                   -                -
         3.460                           -                  -                 -                   -                -
         3.500                           -                  -                 -                   -                -
         3.510                           -                  -                 -                   -                -
         3.560                           -                  -                 -                   -                -
         3.600                           -                  -                 -                   -                -
         3.610                           -                  -                 -                   -                -
         3.650                           -                  -                 -                   -                -
         3.660                           -                  -                 -                   -                -
         3.700                           -                  -                 -                   -                -
         3.710                           -                  -                 -                   -                -
         3.750                           -                  -                 -                   -                -
         3.760                           -                  -                 -                   -                -
         3.800                           -                  -                 -                   -                -
         3.860                           -                  -                 -                   -                -
         3.895                           -                  -                 -                   -                -
         4.000                           -                  -                 -                   -                -


 PERSPECTIVE
  Standard Benefit             209,632,158        140,976,615       166,470,214          41,159,899       16,962,518
   Maximum Anniversary
     Value Benefit                 525,566                  -            50,050              58,597           35,465
   Earnings Protection
     Benefits                      408,874                  -           249,781             210,901           34,391
   Combined Optional
     Benefits                       85,319                  -            98,012                   -                -
                          -----------------  ----------------- ----------------- ------------------- ----------------
                          -----------------  ----------------- ----------------- ------------------- ----------------

         Total               $ 347,226,552      $ 142,751,587     $ 204,976,467        $ 95,568,556     $ 58,415,483
                          =================  ================= ================= =================== ================


                           JNL/T. Rowe          JNL/T. Rowe             JNL/
                        Price Established      Price Mid-Cap        T. Rowe Price
                         Growth Portfolio     Growth Portfolio     Value Portfolio
                        ------------------- ---------------------  ----------------
                        ------------------- ---------------------  ----------------
       M&E CLASS

         3.095                           -                     -                 -
         3.100                           -                     -                 -
         3.110                           -                26,656             1,880
         3.145                           -                     -                 -
         3.150                           -                     -                 -
         3.160                      46,150                47,655                 -
         3.200                           -                     -                 -
         3.210                           -                     -                 -
         3.250                           -                     -                 -
         3.255                           -                     -                 -
         3.260                           -                     -                 -
         3.270                           -                     -                 -
         3.310                           -                     -                 -
         3.350                           -                     -                 -
         3.400                           -                     -                 -
         3.410                           -                     -                 -
         3.450                           -                     -                 -
         3.460                           -                     -                 -
         3.500                           -                     -                 -
         3.510                           -                     -                 -
         3.560                           -                     -                 -
         3.600                           -                     -                 -
         3.610                           -                     -                 -
         3.650                           -                     -                 -
         3.660                           -                     -                 -
         3.700                           -                     -                 -
         3.710                           -                     -                 -
         3.750                           -                     -                 -
         3.760                           -                     -                 -
         3.800                           -                     -                 -
         3.860                           -                     -                 -
         3.895                           -                     -                 -
         4.000                           -                     -                 -


 PERSPECTIVE
  Standard Benefit             224,555,058           238,698,288        94,375,710
   Maximum Anniversary
     Value Benefit                 478,757               739,290           533,786
   Earnings Protection
     Benefits                      460,724               553,266           769,109
   Combined Optional
     Benefits                       17,958                60,373           118,252
                        ------------------- ---------------------  ----------------
                        ------------------- ---------------------  ----------------

         Total               $ 323,718,530         $ 357,292,076     $ 240,613,630
                        =================== =====================  ================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                               Fifth              Fifth Third             Fifth            Fifth Third
                                           Third Balanced      Disciplined Value       Third Mid Cap      Quality Growth
                                         VIP Portfolio (c)     VIP Portfolio (c)    VIP Portfolio (c)   VIP Portfolio (c)
                                         -------------------  --------------------  ------------------- -------------------
                                         -------------------  --------------------  ------------------- -------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                   $ 11.845398           $ 14.298550          $ 14.311708          $ 6.655426
   Total Return *                                  3.49%***              7.80%***             5.24%***            3.96%***
   Ratio of Expenses **                               2.41%                 3.41%                3.41%               3.41%
Period ended December 31, 2003

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a

Period ended December 31, 2002

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a

Period ended December 31, 2001

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a

Period ended December 31, 2000

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a



                                         JNL/AIM Large           JNL/AIM          JNL/AIM Small
                                           Cap Growth         Premier Equity        Cap Growth          JNL/Alger
                                         Portfolio (b)      II Portfolio (b)(d)   Portfolio (b)     Growth Portfolio
                                       -------------------  ------------------- ------------------- ------------------
                                       -------------------  ------------------- ------------------- ------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                 $ 10.380847           $ 8.913242         $ 11.177826        $ 14.447148
   Total Return *                                4.65%***               -2.62%            2.35%***           0.32%***
   Ratio of Expenses **                             3.75%                2.80%               3.45%              3.45%
Period ended December 31, 2003

   Unit Value                                  $ 9.979643           $ 9.153284         $ 10.957129        $ 14.885250
   Total Return *                                2.79%***             3.58%***            9.40%***           9.75%***
   Ratio of Expenses **                             2.91%                2.80%               2.91%              2.91%

Period ended December 31, 2002

   Unit Value                                  $ 7.935282           $ 7.696877          $ 8.182448        $ 11.625507
   Total Return *                                1.99%***            -3.18%***           -4.39%***          -0.56%***
   Ratio of Expenses **                             2.55%                2.55%               2.55%              2.55%

Period ended December 31, 2001

   Unit Value                                 $ 10.179667          $ 10.132618         $ 10.882467        $ 10.172867
   Total Return *                                1.80%***             1.33%***            8.82%***           1.73%***
   Ratio of Expenses **                             1.60%                1.50%               1.70%              1.70%

Period ended December 31, 2000

   Unit Value                                         n/a                  n/a                 n/a        $ 22.361323
   Total Return *                                     n/a                  n/a                 n/a            -14.64%
   Ratio of Expenses **                               n/a                  n/a                 n/a              1.40%


                                         JNL/Alliance
                                        Capital Growth     JNL/Eagle Core
                                        Portfolio (a)      Equity Portfolio
                                      -------------------  ----------------
                                      -------------------  ----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                 $ 8.456116       $ 14.560445
   Total Return *                               4.81%***          8.80%***
   Ratio of Expenses **                            3.75%             3.40%
Period ended December 31, 2003

   Unit Value                                 $ 8.673622       $ 14.684021
   Total Return *                               1.76%***          4.67%***
   Ratio of Expenses **                            2.91%             2.91%

Period ended December 31, 2002

   Unit Value                                 $ 7.309474       $ 12.428983
   Total Return *                             -11.03%***        -20.41%***
   Ratio of Expenses **                            2.55%             2.55%

Period ended December 31, 2001

   Unit Value                                $ 10.078526       $ 10.135060
   Total Return *                               0.79%***          1.35%***
   Ratio of Expenses **                            1.70%             1.70%

Period ended December 31, 2000

   Unit Value                                 $ 7.961782       $ 18.999703
   Total Return *                             -20.38%***            -1.11%
   Ratio of Expenses **                            1.40%             1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Commencement of operations May 3, 2004.

(d)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                               Fifth              Fifth Third             Fifth            Fifth Third
                                           Third Balanced      Disciplined Value       Third Mid Cap      Quality Growth
                                         VIP Portfolio (c)     VIP Portfolio (c)    VIP Portfolio (c)   VIP Portfolio (c)
                                         -------------------  --------------------  ------------------- -------------------
                                         -------------------  --------------------  ------------------- -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
   Unit Value                                   $ 12.183991           $ 15.080382          $ 15.093897          $ 7.244899
   Total Return *                                  4.71%***             11.92%***             6.22%***            3.68%***
   Ratio of Expenses **                               1.25%                 1.25%                1.25%               1.25%

Period ended December 31, 2003

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a

Period ended December 31, 2002

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a

Period ended December 31, 2001

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a

Period ended December 31, 2000

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a


                                         JNL/AIM Large           JNL/AIM          JNL/AIM Small
                                           Cap Growth         Premier Equity        Cap Growth          JNL/Alger
                                         Portfolio (b)      II Portfolio (b)(d)   Portfolio (b)     Growth Portfolio
                                       -------------------  ------------------- ------------------- ------------------
                                       -------------------  ------------------- ------------------- ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
   Unit Value                                 $ 11.327999           $ 9.289106         $ 12.081613        $ 18.106523
   Total Return *                                7.15%***               -2.09%            3.13%***          -2.18%***
   Ratio of Expenses **                             1.00%                1.15%               1.00%              1.00%

Period ended December 31, 2003

   Unit Value                                 $ 10.368162           $ 9.487409         $ 11.382319        $ 17.200539
   Total Return *                                  28.54%               21.26%              36.85%             33.74%
   Ratio of Expenses **                             1.15%                1.15%               1.15%              1.15%

Period ended December 31, 2002

   Unit Value                                  $ 8.066239           $ 7.824266          $ 8.317290        $ 12.861002
   Total Return *                              -24.74%***           -25.09%***          -25.17%***         -28.91%***
   Ratio of Expenses **                             1.15%                1.15%               1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                 $ 10.943639          $ 11.023327         $ 11.572006        $ 19.411734
   Total Return *                                9.44%***            10.23%***           15.72%***            -13.19%
   Ratio of Expenses **                             1.40%                1.40%               1.40%              1.40%

Period ended December 31, 2000

   Unit Value                                         n/a                  n/a                 n/a        $ 22.361323
   Total Return *                                     n/a                  n/a                 n/a            -14.64%
   Ratio of Expenses **                               n/a                  n/a                 n/a              1.40%



                                        JNL/Alliance
                                       Capital Growth     JNL/Eagle Core
                                       Portfolio (a)      Equity Portfolio
                                     -------------------  ----------------
                                     -------------------  ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
   Unit Value                               $ 10.101441       $ 17.767948
   Total Return *                                 5.09%          3.82%***
   Ratio of Expenses **                           1.15%             1.00%

Period ended December 31, 2003

   Unit Value                                $ 9.611899       $ 16.695529
   Total Return *                                22.89%            23.12%
   Ratio of Expenses **                           1.15%             1.15%

Period ended December 31, 2002

   Unit Value                                $ 7.821585       $ 13.560918
   Total Return *                            -26.52%***        -17.84%***
   Ratio of Expenses **                           1.15%             1.15%

Period ended December 31, 2001

   Unit Value                                $ 6.706400       $ 16.887707
   Total Return *                               -15.77%           -11.12%
   Ratio of Expenses **                           1.40%             1.40%

Period ended December 31, 2000

   Unit Value                                $ 7.961782       $ 18.999703
   Total Return *                            -20.38%***            -1.11%
   Ratio of Expenses **                           1.40%             1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Commencement of operations May 3, 2004.

(d)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                               Fifth              Fifth Third             Fifth            Fifth Third
                                           Third Balanced      Disciplined Value       Third Mid Cap      Quality Growth
                                         VIP Portfolio (c)     VIP Portfolio (c)    VIP Portfolio (c)   VIP Portfolio (c)
                                         -------------------  --------------------  ------------------- -------------------
                                         -------------------  --------------------  ------------------- -------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                          $ 123               $ 3,841              $ 1,691             $ 3,316
   Units Outstanding (in thousands)                      10                   257                  113                 466
   Investment Income Ratio *                          0.64%                 0.50%                0.00%               0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                            n/a                   n/a                  n/a                 n/a
   Units Outstanding (in thousands)                     n/a                   n/a                  n/a                 n/a
   Investment Income Ratio *                            n/a                   n/a                  n/a                 n/a

Period ended December 31, 2002

   Net Assets (in thousands)                            n/a                   n/a                  n/a                 n/a
   Units Outstanding (in thousands)                     n/a                   n/a                  n/a                 n/a
   Investment Income Ratio *                            n/a                   n/a                  n/a                 n/a

Period ended December 31, 2001

   Net Assets (in thousands)                            n/a                   n/a                  n/a                 n/a
   Units Outstanding (in thousands)                     n/a                   n/a                  n/a                 n/a
   Investment Income Ratio *                            n/a                   n/a                  n/a                 n/a

Period ended December 31, 2000

   Net Assets (in thousands)                            n/a                   n/a                  n/a                 n/a
   Units Outstanding (in thousands)                     n/a                   n/a                  n/a                 n/a
   Investment Income Ratio *                            n/a                   n/a                  n/a                 n/a



                                          JNL/AIM Large           JNL/AIM          JNL/AIM Small
                                            Cap Growth         Premier Equity        Cap Growth          JNL/Alger
                                          Portfolio (b)      II Portfolio (b)(d)   Portfolio (b)     Growth Portfolio
                                        -------------------  ------------------- ------------------- ------------------
                                        -------------------  ------------------- ------------------- ------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 63,173                  $ -            $ 39,024          $ 165,724
   Units Outstanding (in thousands)                  5,689                    -               3,293              9,468
   Investment Income Ratio *                         0.00%                0.14%               0.00%              0.01%

Period ended December 31, 2003

   Net Assets (in thousands)                      $ 33,754              $ 9,600            $ 40,305          $ 191,213
   Units Outstanding (in thousands)                  3,286                1,022               3,572             11,287
   Investment Income Ratio *                         0.00%                0.00%               0.00%              0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                       $ 6,522              $ 4,773            $ 12,081          $ 143,546
   Units Outstanding (in thousands)                    812                  614               1,459             11,267
   Investment Income Ratio *                         0.00%                0.00%               0.00%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                         $ 457                $ 821             $ 1,812          $ 287,298
   Units Outstanding (in thousands)                     42                   75                 157             14,810
   Investment Income Ratio *                         0.00%                0.00%               0.00%              0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                           n/a                  n/a                 n/a          $ 360,827
   Units Outstanding (in thousands)                    n/a                  n/a                 n/a             16,136
   Investment Income Ratio *                           n/a                  n/a                 n/a              0.00%


                                         JNL/Alliance
                                        Capital Growth     JNL/Eagle Core
                                        Portfolio (a)      Equity Portfolio
                                      -------------------  ----------------
                                      -------------------  ----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                    $ 30,756          $ 84,921
   Units Outstanding (in thousands)                4,136             5,023
   Investment Income Ratio *                       0.21%             0.74%

Period ended December 31, 2003

   Net Assets (in thousands)                    $ 43,021          $ 80,208
   Units Outstanding (in thousands)                6,242             4,960
   Investment Income Ratio *                       0.00%             0.76%

Period ended December 31, 2002

   Net Assets (in thousands)                    $ 25,761          $ 55,566
   Units Outstanding (in thousands)                5,111             4,214
   Investment Income Ratio *                       0.00%             0.72%

Period ended December 31, 2001

   Net Assets (in thousands)                    $ 31,784          $ 73,384
   Units Outstanding (in thousands)                4,723             4,353
   Investment Income Ratio *                       0.06%             0.49%

Period ended December 31, 2000

   Net Assets (in thousands)                    $ 17,782          $ 86,430
   Units Outstanding (in thousands)                2,233             4,549
   Investment Income Ratio *                       0.00%             0.00%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Commencement of operations May 3, 2004.

(d)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                             JNL/Eagle          JNL/FMR             JNL/FMR          JNL/JPMorgan
                                              SmallCap          Balanced            Capital          International
                                          Equity Portfolio   Portfolio (a)     Growth Portfolio   Value Portfolio (d)
                                          ----------------- -----------------  ------------------ --------------------
                                          ----------------- -----------------  ------------------ --------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                  $ 16.580951        $ 9.087874         $ 17.242370           $ 8.911939
   Total Return *                                14.09%***          6.75%***            8.76%***            16.07%***
   Ratio of Expenses **                              3.40%             3.86%               3.45%                3.75%
Period ended December 31, 2003

   Unit Value                                  $ 14.965423        $ 8.938991         $ 15.862021           $ 7.930736
   Total Return *                                 3.95%***          5.61%***           14.66%***             8.84%***
   Ratio of Expenses **                              2.91%             2.91%               2.90%                2.91%

Period ended December 31, 2002

   Unit Value                                  $ 11.260062        $ 8.175679         $ 12.363416           $ 6.003411
   Total Return *                                -3.06%***         -8.63%***           -1.48%***             0.41%***
   Ratio of Expenses **                              2.55%             2.55%               2.55%               2.395%

Period ended December 31, 2001

   Unit Value                                  $ 10.969787        $ 9.940104         $ 10.149811                  n/a
   Total Return *                                 9.70%***         -0.60%***            1.50%***                  n/a
   Ratio of Expenses **                              1.70%             1.70%               1.70%                  n/a

Period ended December 31, 2000

   Unit Value                                  $ 14.067072        $ 9.768824         $ 25.523710                  n/a
   Total Return *                                  -14.44%         -2.31%***             -35.64%                  n/a
   Ratio of Expenses **                              1.40%             1.40%               1.40%                  n/a


                                            JNL/Lazard          JNL/Lazard                           JNL/MCM
                                             Mid Cap             Small Cap          JNL/MCM         Bond Index
                                       Value Portfolio (b)   Value Portfolio (b)  25 Portfolio    Portfolio (c)
                                       --------------------- ------------------  --------------- -----------------
                                       --------------------- ------------------  --------------- -----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                   $ 14.824692        $ 12.720310      $ 10.411974       $ 10.322773
   Total Return *                                 10.40%***           8.52%***        11.69%***          0.53%***
   Ratio of Expenses **                               3.61%              3.45%            4.00%            3.895%
Period ended December 31, 2003

   Unit Value                                   $ 12.837923        $ 11.777425       $ 9.216104       $ 10.560119
   Total Return *                                  9.89%***           9.01%***        34.74%***          0.01%***
   Ratio of Expenses **                               2.91%              2.91%            3.20%             2.90%

Period ended December 31, 2002

   Unit Value                                   $ 10.434434         $ 8.887344       $ 7.327916       $ 10.593579
   Total Return *                                 -7.39%***         -10.10%***       -14.46%***          4.62%***
   Ratio of Expenses **                               2.55%              2.55%            2.55%             2.55%

Period ended December 31, 2001

   Unit Value                                   $ 10.591267        $ 10.735826      $ 10.106589               n/a
   Total Return *                                  5.91%***           7.36%***         1.07%***               n/a
   Ratio of Expenses **                               1.70%              1.60%            1.60%               n/a

Period ended December 31, 2000

   Unit Value                                           n/a                n/a       $ 7.775739               n/a
   Total Return *                                       n/a                n/a           -5.66%               n/a
   Ratio of Expenses **                                 n/a                n/a            1.40%               n/a


                                            JNL/MCM             JNL/MCM
                                        Communications      Consumer Brands
                                       Sector Portfolio     Sector Portfolio
                                      --------------------  ----------------
                                      --------------------  ----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                  $ 4.133508        $ 9.884514
   Total Return *                               11.05%***          6.32%***
   Ratio of Expenses **                             3.21%             3.21%
Period ended December 31, 2003

   Unit Value                                  $ 3.743377        $ 9.568389
   Total Return *                                7.05%***          3.87%***
   Ratio of Expenses **                             2.51%             2.51%

Period ended December 31, 2002

   Unit Value                                  $ 4.572431        $ 9.287579
   Total Return *                                 -46.46%            -7.44%
   Ratio of Expenses **                             1.60%             1.60%

Period ended December 31, 2001

   Unit Value                                  $ 8.540138       $ 10.033840
   Total Return *                              -14.60%***          0.34%***
   Ratio of Expenses **                             1.60%             1.60%

Period ended December 31, 2000

   Unit Value                                 $ 10.792021       $ 10.096709
   Total Return *                                 -27.98%             6.47%
   Ratio of Expenses **                             1.40%             1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Commencement of Operations October 29, 2001.

(c)  Inception date January 15, 2002.

(d)  Commencement of operations September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.



                                             JNL/Eagle          JNL/FMR             JNL/FMR          JNL/JPMorgan
                                              SmallCap          Balanced            Capital          International
                                          Equity Portfolio   Portfolio (a)     Growth Portfolio   Value Portfolio (d)
                                          ----------------- -----------------  ------------------ --------------------
                                          ----------------- -----------------  ------------------ --------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                 $ 20.232962       $ 10.386549         $ 21.834409          $ 10.755922
   Total Return *                                   17.62%          6.66%***              16.82%               21.32%
   Ratio of Expenses **                              1.00%             1.00%               1.00%                1.00%

Period ended December 31, 2003

    Unit Value                                 $ 17.202438        $ 9.535089         $ 18.690119           $ 8.865871
   Total Return *                                13.51%***            12.43%           11.45%***            42.58%***
   Ratio of Expenses **                              1.00%             1.15%               1.00%                1.00%

Period ended December 31, 2002

   Unit Value                                  $ 12.297205        $ 8.480604         $ 13.758252           $ 6.376038
   Total Return *                               -22.60%***         -5.65%***          -22.79%***             0.86%***
   Ratio of Expenses **                              1.15%             1.15%               1.15%                1.15%

Period ended December 31, 2001

   Unit Value                                  $ 15.391211        $ 9.199663         $ 15.051709                  n/a
   Total Return *                                    9.41%            -5.83%             -41.03%                  n/a
   Ratio of Expenses **                              1.40%             1.40%               1.40%                  n/a

Period ended December 31, 2000

   Unit Value                                  $ 14.067072        $ 9.768824         $ 25.523710                  n/a
   Total Return *                                  -14.44%         -2.31%***             -35.64%                  n/a
   Ratio of Expenses **                              1.40%             1.40%               1.40%                  n/a


                                            JNL/Lazard          JNL/Lazard                           JNL/MCM
                                             Mid Cap             Small Cap          JNL/MCM         Bond Index
                                       Value Portfolio (b)   Value Portfolio (b)  25 Portfolio    Portfolio (c)
                                       --------------------- ------------------  --------------- -----------------
                                       --------------------- ------------------  --------------- -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                  $ 17.540416        $ 15.040034      $ 12.277074       $ 11.246377
   Total Return *                                    23.29%             14.23%           20.69%          1.04%***
   Ratio of Expenses **                               1.15%              1.00%            1.00%             1.00%

Period ended December 31, 2003

    Unit Value                                  $ 14.226593        $ 13.166191      $ 10.172779       $ 10.927761
   Total Return *                                    27.42%          16.50%***        33.64%***             1.79%
   Ratio of Expenses **                               1.15%              1.00%            1.00%             1.15%

Period ended December 31, 2002

   Unit Value                                   $ 11.165350         $ 9.509779       $ 7.694899       $ 10.735815
   Total Return *                                -15.82%***         -18.23%***       -20.90%***          7.85%***
   Ratio of Expenses **                               1.15%              1.15%            1.15%             1.15%

Period ended December 31, 2001

   Unit Value                                   $ 11.201260        $ 11.428479       $ 8.758260               n/a
   Total Return *                                 12.01%***          14.28%***           12.64%               n/a
   Ratio of Expenses **                               1.40%              1.40%            1.40%               n/a

Period ended December 31, 2000

   Unit Value                                           n/a                n/a       $ 7.775739               n/a
   Total Return *                                       n/a                n/a           -5.66%               n/a
   Ratio of Expenses **                                 n/a                n/a            1.40%               n/a


                                            JNL/MCM             JNL/MCM
                                        Communications      Consumer Brands
                                       Sector Portfolio     Sector Portfolio
                                      --------------------  ----------------
                                      --------------------  ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                 $ 4.640711       $ 11.068600
   Total Return *                               -0.23%***             8.83%
   Ratio of Expenses **                             1.10%             1.15%

Period ended December 31, 2003

    Unit Value                                 $ 3.934696       $ 10.170973
   Total Return *                                  31.17%          1.85%***
   Ratio of Expenses **                             1.40%             1.15%

Period ended December 31, 2002

   Unit Value                                  $ 2.999411        $ 8.436548
   Total Return *                                 -46.35%            -7.25%
   Ratio of Expenses **                             1.40%             1.40%

Period ended December 31, 2001

   Unit Value                                  $ 5.590939        $ 9.096229
   Total Return *                                 -48.19%            -9.91%
   Ratio of Expenses **                             1.40%             1.40%

Period ended December 31, 2000

   Unit Value                                 $ 10.792021       $ 10.096709
   Total Return *                                 -27.98%             6.47%
   Ratio of Expenses **                             1.40%             1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Commencement of Operations October 29, 2001.

(c)  Inception date January 15, 2002.

(d)  Commencement of operations September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                             JNL/Eagle          JNL/FMR             JNL/FMR          JNL/JPMorgan
                                              SmallCap          Balanced            Capital          International
                                          Equity Portfolio   Portfolio (a)     Growth Portfolio   Value Portfolio (d)
                                          ----------------- -----------------  ------------------ --------------------
                                          ----------------- -----------------  ------------------ --------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 92,613          $ 97,768           $ 136,152             $ 72,980
   Units Outstanding (in thousands)                  4,880             9,610               8,176                6,276
   Investment Income Ratio *                         0.00%             1.33%               0.00%                1.42%

Period ended December 31, 2003

   Net Assets (in thousands)                      $ 81,155          $ 85,632           $ 141,533             $ 24,675
   Units Outstanding (in thousands)                  5,010             9,046               9,962                2,413
   Investment Income Ratio *                         0.00%             1.59%               0.00%                4.47%

Period ended December 31, 2002

   Net Assets (in thousands)                      $ 60,051          $ 57,817           $ 121,683                $ 438
   Units Outstanding (in thousands)                  5,120             6,823              11,559                   56
   Investment Income Ratio *                         0.00%             2.26%               0.00%                3.79%

Period ended December 31, 2001

   Net Assets (in thousands)                      $ 84,569          $ 55,450           $ 239,280                  n/a
   Units Outstanding (in thousands)                  5,502             6,024              15,905                  n/a
   Investment Income Ratio *                         0.00%             2.86%               0.00%                  n/a

Period ended December 31, 2000

   Net Assets (in thousands)                      $ 67,664          $ 23,964           $ 444,916                  n/a
   Units Outstanding (in thousands)                  4,810             2,453              17,431                  n/a
   Investment Income Ratio *                         0.00%             0.00%               0.00%                  n/a



                                            JNL/Lazard          JNL/Lazard                           JNL/MCM
                                             Mid Cap             Small Cap          JNL/MCM         Bond Index
                                       Value Portfolio (b)   Value Portfolio (b)  25 Portfolio    Portfolio (c)
                                       --------------------- ------------------  --------------- -----------------
                                       --------------------- ------------------  --------------- -----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 133,657          $ 112,999        $ 411,612         $ 111,204
   Units Outstanding (in thousands)                   8,272              7,838           34,713            10,126
   Investment Income Ratio *                          0.18%              0.05%            0.00%             0.39%

Period ended December 31, 2003

   Net Assets (in thousands)                       $ 66,277           $ 77,708        $ 164,718          $ 45,891
   Units Outstanding (in thousands)                   5,061              6,102           16,593             4,248
   Investment Income Ratio *                          0.29%              0.00%            0.00%             2.90%

Period ended December 31, 2002

   Net Assets (in thousands)                       $ 29,045           $ 28,814         $ 37,494          $ 12,446
   Units Outstanding (in thousands)                   2,917              3,091            4,921             1,168
   Investment Income Ratio *                          0.47%              0.00%            0.00%             8.39%

Period ended December 31, 2001

   Net Assets (in thousands)                        $ 1,210            $ 1,848          $ 8,406               n/a
   Units Outstanding (in thousands)                     108                162              956               n/a
   Investment Income Ratio *                          0.93%              0.22%            0.00%               n/a

Period ended December 31, 2000

   Net Assets (in thousands)                            n/a                n/a          $ 3,569               n/a
   Units Outstanding (in thousands)                     n/a                n/a              459               n/a
   Investment Income Ratio *                            n/a                n/a            0.00%               n/a


                                            JNL/MCM             JNL/MCM
                                        Communications      Consumer Brands
                                       Sector Portfolio     Sector Portfolio
                                      --------------------  ----------------
                                      --------------------  ----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                     $ 16,654          $ 14,748
   Units Outstanding (in thousands)                 3,666             1,356
   Investment Income Ratio *                        0.01%             0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                      $ 8,250          $ 10,758
   Units Outstanding (in thousands)                 2,070             1,067
   Investment Income Ratio *                        0.00%             0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                      $ 6,113           $ 9,465
   Units Outstanding (in thousands)                 2,009             1,118
   Investment Income Ratio *                        0.00%             0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                     $ 10,464           $ 8,009
   Units Outstanding (in thousands)                 1,859               879
   Investment Income Ratio *                        0.00%             0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                     $ 12,498           $ 4,302
   Units Outstanding (in thousands)                 1,158               426
   Investment Income Ratio *                        0.00%             0.00%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2000.

(b)  Commencement of Operations October 29, 2001.

(c)  Inception date January 15, 2002.

(d)  Commencement of operations September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                  JNL/MCM
                                              JNL/MCM             Enhanced           JNL/MCM             JNL/MCM
                                               Energy          S&P 500 Stock        Financial             Global
                                          Sector Portfolio   Index Portfolio (b) Sector Portfolio     15 Portfolio
                                          -----------------  ------------------- -----------------  ------------------
                                          -----------------  ------------------- -----------------  ------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                  $ 15.647043           $ 7.272051       $ 11.007919         $ 10.243321
   Total Return *                                15.27%***             4.45%***          7.90%***           21.26%***
   Ratio of Expenses **                              3.41%                3.80%             3.21%               4.00%
Period ended December 31, 2003

   Unit Value                                  $ 12.795057           $ 7.074361       $ 10.336726          $ 8.625915
   Total Return *                                 4.35%***             6.95%***          3.01%***           36.34%***
   Ratio of Expenses **                              2.21%                2.91%             2.51%               3.20%

Period ended December 31, 2002

   Unit Value                                   $ 8.837502           $ 5.716209        $ 7.851446          $ 6.843038
   Total Return *                                   -5.04%            -0.63%***           -15.42%          -15.17%***
   Ratio of Expenses **                              1.60%                2.55%             1.60%               2.55%

Period ended December 31, 2001

   Unit Value                                   $ 9.306743                  n/a        $ 9.283242          $ 9.985637
   Total Return *                                -6.93%***                  n/a         -7.17%***           -0.14%***
   Ratio of Expenses **                              1.60%                  n/a             1.60%               1.60%

Period ended December 31, 2000

   Unit Value                                  $ 14.611337                  n/a       $ 11.183746          $ 8.559189
   Total Return *                                   43.27%                  n/a            25.55%              -4.13%
   Ratio of Expenses **                              1.40%                  n/a             1.40%               1.40%


                                                                                                          JNL/MCM
                                               JNL/MCM              JNL/MCM            JNL/MCM        Pharmaceutical/
                                            International            JNL 5            Nasdaq(R)5         Healthcare
                                         Index Portfolio (a)     Portfolio (c)      Portfolio (c)     Sector Portfolio
                                         --------------------- ------------------  ----------------- -------------------
                                         --------------------- ------------------  ----------------- -------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                     $ 12.631192        $ 10.865550        $ 10.787801          $ 9.693345
   Total Return *                                   12.88%***           3.95%***           1.94%***           -0.43%***
   Ratio of Expenses **                                3.895%             3.095%              3.15%               3.41%
Period ended December 31, 2003

   Unit Value                                     $ 11.194379                n/a                n/a         $ 10.077613
   Total Return *                                    9.54%***                n/a                n/a            2.91%***
   Ratio of Expenses **                                 2.96%                n/a                n/a               2.51%

Period ended December 31, 2002

   Unit Value                                      $ 8.431609                n/a                n/a          $ 6.804344
   Total Return *                                  -16.41%***                n/a                n/a             -31.72%
   Ratio of Expenses **                                 2.55%                n/a                n/a               1.60%

Period ended December 31, 2001

   Unit Value                                             n/a                n/a                n/a          $ 9.966043
   Total Return *                                         n/a                n/a                n/a           -0.34%***
   Ratio of Expenses **                                   n/a                n/a                n/a               1.60%

Period ended December 31, 2000

   Unit Value                                             n/a                n/a                n/a         $ 13.318647
   Total Return *                                         n/a                n/a                n/a              37.70%
   Ratio of Expenses **                                   n/a                n/a                n/a               1.40%


                                            JNL/MCM             JNL/MCM
                                        S&P 400 MidCap          S&P 500
                                      Index Portfolio (a)   Index Portfolio (a)
                                      --------------------  -----------------
                                      --------------------  -----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                 $ 11.947627         $ 9.763928
   Total Return *                                8.47%***           5.24%***
   Ratio of Expenses **                            3.895%             3.895%
Period ended December 31, 2003

   Unit Value                                 $ 10.927268         $ 9.394300
   Total Return *                                3.34%***           4.74%***
   Ratio of Expenses **                             2.96%              2.96%

Period ended December 31, 2002

   Unit Value                                  $ 8.398081         $ 7.601826
   Total Return *                              -12.81%***         -11.94%***
   Ratio of Expenses **                             2.55%              2.55%

Period ended December 31, 2001

   Unit Value                                         n/a                n/a
   Total Return *                                     n/a                n/a
   Ratio of Expenses **                               n/a                n/a

Period ended December 31, 2000

   Unit Value                                         n/a                n/a
   Total Return *                                     n/a                n/a
   Ratio of Expenses **                               n/a                n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Inception date October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                  JNL/MCM
                                              JNL/MCM             Enhanced           JNL/MCM             JNL/MCM
                                               Energy          S&P 500 Stock        Financial             Global
                                          Sector Portfolio   Index Portfolio (b) Sector Portfolio     15 Portfolio
                                          -----------------  ------------------- -----------------  ------------------
                                          -----------------  ------------------- -----------------  ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                 $ 17.733168           $ 8.513429       $ 12.326584         $ 12.078281
   Total Return *                                -0.66%***               10.16%            12.19%              26.84%
   Ratio of Expenses **                              1.10%                1.00%             1.15%               1.00%

Period ended December 31, 2003

    Unit Value                                 $ 13.328740           $ 7.728089       $ 10.987648          $ 9.522624
   Total Return *                                 2.14%***            12.01%***          1.39%***           32.47%***
   Ratio of Expenses **                              1.30%                1.00%             1.15%               1.00%

Period ended December 31, 2002

   Unit Value                                  $ 10.207599           $ 6.014019        $ 8.265111          $ 7.185739
   Total Return *                                   -4.85%           -20.27%***           -15.25%          -19.91%***
   Ratio of Expenses **                              1.40%                1.15%             1.40%               1.15%

Period ended December 31, 2001

   Unit Value                                  $ 10.728103                  n/a        $ 9.752820          $ 8.381633
   Total Return *                                  -26.58%                  n/a           -12.79%              -2.07%
   Ratio of Expenses **                              1.40%                  n/a             1.40%               1.40%

Period ended December 31, 2000

   Unit Value                                  $ 14.611337                  n/a       $ 11.183746          $ 8.559189
   Total Return *                                   43.27%                  n/a            25.55%              -4.13%
   Ratio of Expenses **                              1.40%                  n/a             1.40%               1.40%



                                                                                                         JNL/MCM
                                              JNL/MCM              JNL/MCM            JNL/MCM        Pharmaceutical/
                                           International            JNL 5            Nasdaq(R)5         Healthcare
                                        Index Portfolio (a)     Portfolio (c)      Portfolio (c)     Sector Portfolio
                                        --------------------- ------------------  ----------------- -------------------
                                        --------------------- ------------------  ----------------- -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                   $ 13.761360        $ 10.917908        $ 10.841214         $ 10.984570
   Total Return *                                     18.30%           2.51%***          -0.85%***            0.67%***
   Ratio of Expenses **                                1.00%              1.10%              1.10%               1.10%

Period ended December 31, 2003

    Unit Value                                   $ 11.632574                n/a                n/a         $ 10.712278
   Total Return *                                  31.43%***                n/a                n/a            2.97%***
   Ratio of Expenses **                                1.00%                n/a                n/a               1.15%

Period ended December 31, 2002

   Unit Value                                     $ 8.543937                n/a                n/a          $ 8.369873
   Total Return *                                 -12.50%***                n/a                n/a             -31.59%
   Ratio of Expenses **                                1.15%                n/a                n/a               1.40%

Period ended December 31, 2001

   Unit Value                                            n/a                n/a                n/a         $ 12.234507
   Total Return *                                        n/a                n/a                n/a              -8.14%
   Ratio of Expenses **                                  n/a                n/a                n/a               1.40%

Period ended December 31, 2000

   Unit Value                                            n/a                n/a                n/a         $ 13.318647
   Total Return *                                        n/a                n/a                n/a              37.70%
   Ratio of Expenses **                                  n/a                n/a                n/a               1.40%


                                             JNL/MCM             JNL/MCM
                                         S&P 400 MidCap          S&P 500
                                       Index Portfolio (a)   Index Portfolio (a)
                                       --------------------  -----------------
                                       --------------------  -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                 $ 13.016647        $ 10.637567
   Total Return *                                   14.63%              8.97%
   Ratio of Expenses **                              1.00%              1.00%

Period ended December 31, 2003

    Unit Value                                 $ 11.354967         $ 9.762010
   Total Return *                                28.13%***          19.74%***
   Ratio of Expenses **                              1.00%              1.00%

Period ended December 31, 2002

   Unit Value                                   $ 8.510876         $ 7.704551
   Total Return *                               -15.35%***         -21.66%***
   Ratio of Expenses **                              1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                          n/a                n/a
   Total Return *                                      n/a                n/a
   Ratio of Expenses **                                n/a                n/a

Period ended December 31, 2000

   Unit Value                                          n/a                n/a
   Total Return *                                      n/a                n/a
   Ratio of Expenses **                                n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Inception date October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                  JNL/MCM
                                              JNL/MCM             Enhanced           JNL/MCM             JNL/MCM
                                               Energy          S&P 500 Stock        Financial             Global
                                          Sector Portfolio   Index Portfolio (b) Sector Portfolio     15 Portfolio
                                          -----------------  ------------------- -----------------  ------------------
                                          -----------------  ------------------- -----------------  ------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 52,129             $ 58,425          $ 28,505           $ 395,535
   Units Outstanding (in thousands)                  3,035                6,653             2,369              33,886
   Investment Income Ratio *                         0.00%                0.36%             0.07%               0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                       $ 9,127             $ 35,786          $ 17,929           $ 141,341
   Units Outstanding (in thousands)                    693                4,316             1,654              15,206
   Investment Income Ratio *                         0.00%                0.56%             0.00%               0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                       $ 7,405              $ 6,939          $ 14,179            $ 30,518
   Units Outstanding (in thousands)                    731                1,108             1,718               4,289
   Investment Income Ratio *                         0.00%                0.10%             0.00%               0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                       $ 7,469                  n/a          $ 15,911             $ 8,075
   Units Outstanding (in thousands)                    700                  n/a             1,633                 960
   Investment Income Ratio *                         0.00%                  n/a             0.00%               0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                       $ 5,227                  n/a          $ 11,280             $ 5,039
   Units Outstanding (in thousands)                    358                  n/a             1,009                 589
   Investment Income Ratio *                         0.00%                  n/a             0.00%               0.00%


                                                                                                           JNL/MCM
                                                JNL/MCM              JNL/MCM            JNL/MCM        Pharmaceutical/
                                             International            JNL 5            Nasdaq(R)5         Healthcare
                                          Index Portfolio (a)     Portfolio (c)      Portfolio (c)     Sector Portfolio
                                          --------------------- ------------------  ----------------- -------------------
                                          --------------------- ------------------  ----------------- -------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                         $ 162,270           $ 81,383            $ 9,084            $ 39,865
   Units Outstanding (in thousands)                     11,867              7,460                838               3,742
   Investment Income Ratio *                             0.13%              0.60%              0.00%               0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                          $ 59,006                n/a                n/a            $ 23,580
   Units Outstanding (in thousands)                      5,039                n/a                n/a               2,248
   Investment Income Ratio *                             2.51%                n/a                n/a               0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                           $ 8,582                n/a                n/a            $ 18,282
   Units Outstanding (in thousands)                      1,002                n/a                n/a               2,205
   Investment Income Ratio *                             6.09%                n/a                n/a               0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                               n/a                n/a                n/a            $ 24,492
   Units Outstanding (in thousands)                        n/a                n/a                n/a               2,013
   Investment Income Ratio *                               n/a                n/a                n/a               0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                               n/a                n/a                n/a            $ 17,462
   Units Outstanding (in thousands)                        n/a                n/a                n/a               1,311
   Investment Income Ratio *                               n/a                n/a                n/a               0.00%


                                              JNL/MCM             JNL/MCM
                                          S&P 400 MidCap          S&P 500
                                        Index Portfolio (a)   Index Portfolio (a)
                                        --------------------  -----------------
                                        --------------------  -----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 185,042          $ 286,238
   Units Outstanding (in thousands)                  14,331             26,949
   Investment Income Ratio *                          0.01%              1.60%

Period ended December 31, 2003

   Net Assets (in thousands)                       $ 76,144          $ 129,749
   Units Outstanding (in thousands)                   6,673             13,081
   Investment Income Ratio *                          0.61%              1.67%

Period ended December 31, 2002

   Net Assets (in thousands)                       $ 11,541           $ 21,548
   Units Outstanding (in thousands)                   1,341              2,716
   Investment Income Ratio *                          1.59%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                            n/a                n/a
   Units Outstanding (in thousands)                     n/a                n/a
   Investment Income Ratio *                            n/a                n/a

Period ended December 31, 2000

   Net Assets (in thousands)                            n/a                n/a
   Units Outstanding (in thousands)                     n/a                n/a
   Investment Income Ratio *                            n/a                n/a


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Inception date October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                              JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                          Select Small Cap      Small Cap           Technology          The Dow SM
                                              Portfolio     Index Portfolio (b)  Sector Portfolio    5 Portfolio (d)
                                          ----------------- -------------------  -----------------  -------------------
                                          ----------------- -------------------  -----------------  -------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                  $ 16.015281         $ 12.244585         $ 5.197926           $ 8.999041
   Total Return *                                14.87%***            9.54%***           1.14%***               -3.55%
   Ratio of Expenses **                              4.00%              3.895%              3.21%                1.60%
Period ended December 31, 2003

   Unit Value                                  $ 15.348024         $ 11.042704         $ 5.476582           $ 9.330596
   Total Return *                                37.33%***            3.12%***           3.62%***               17.65%
   Ratio of Expenses **                             3.200%               2.96%              2.51%                1.60%

Period ended December 31, 2002

   Unit Value                                  $ 10.950660          $ 7.827609         $ 5.639598           $ 7.930959
   Total Return *                               -10.76%***          -17.20%***            -38.20%              -13.40%
   Ratio of Expenses **                              2.55%               2.55%              1.60%                1.60%

Period ended December 31, 2001

   Unit Value                                   $ 9.699679                 n/a         $ 9.125464           $ 9.157806
   Total Return *                                -3.00%***                 n/a          -8.75%***            -8.42%***
   Ratio of Expenses **                              1.60%                 n/a              1.60%                1.60%

Period ended December 31, 2000

   Unit Value                                  $ 14.816995                 n/a        $ 11.928024           $ 7.599463
   Total Return *                                   20.52%                 n/a            -21.95%               -1.76%
   Ratio of Expenses **                              1.40%                 n/a              1.40%                1.40%




                                               JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                              The Dow SM          The S&P(R)       Value Line(R)          VIP
                                             10 Portfolio       10 Portfolio     25 Portfolio (c)    Portfolio (c)
                                          ------------------- -----------------  -----------------  -----------------
                                          ------------------- -----------------  -----------------  -----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                     $ 8.348810        $ 8.661826        $ 11.381625        $ 11.031481
   Total Return *                                   7.70%***         15.39%***           2.50%***           2.75%***
   Ratio of Expenses **                                4.00%             4.00%              3.21%              3.21%
Period ended December 31, 2003

   Unit Value                                     $ 8.757884        $ 7.942574                n/a                n/a
   Total Return *                                  28.70%***         16.27%***                n/a                n/a
   Ratio of Expenses **                              3.2000%             3.20%                n/a                n/a

Period ended December 31, 2002

   Unit Value                                     $ 7.355307        $ 7.053485                n/a                n/a
   Total Return *                                  -8.82%***        -21.32%***                n/a                n/a
   Ratio of Expenses **                                2.55%             2.55%                n/a                n/a

Period ended December 31, 2001

   Unit Value                                     $ 9.429791        $ 8.347564                n/a                n/a
   Total Return *                                  -5.70%***        -16.52%***                n/a                n/a
   Ratio of Expenses **                                1.60%             1.60%                n/a                n/a

Period ended December 31, 2000

   Unit Value                                     $ 9.000115       $ 11.722368                n/a                n/a
   Total Return *                                      3.82%             6.73%                n/a                n/a
   Ratio of Expenses **                                1.40%             1.40%                n/a                n/a


                                          JNL/Oppenheimer
                                           Global Growth      JNL/Oppenheimer
                                           Portfolio (a)     Growth Portfolio (a)
                                        -------------------- -------------------
                                        -------------------- -------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                   $ 10.553022          $ 7.677775
   Total Return *                                 13.03%***            2.35%***
   Ratio of Expenses **                               3.41%               3.21%
Period ended December 31, 2003

   Unit Value                                    $ 9.363973          $ 7.668190
   Total Return *                                 14.54%***           -1.19%***
   Ratio of Expenses **                               2.91%               2.91%

Period ended December 31, 2002

   Unit Value                                    $ 6.900125          $ 6.743170
   Total Return *                                -13.58%***           -1.43%***
   Ratio of Expenses **                               2.55%               2.55%

Period ended December 31, 2001

   Unit Value                                   $ 10.059130         $ 10.173866
   Total Return *                                  0.59%***            1.74%***
   Ratio of Expenses **                               1.70%               1.70%

Period ended December 31, 2000

   Unit Value                                           n/a                 n/a
   Total Return *                                       n/a                 n/a
   Ratio of Expenses **                                 n/a                 n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2001.

(b)  Inception date January 15, 2002.

(c)  Inception date October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                              JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                          Select Small Cap      Small Cap           Technology          The Dow SM
                                              Portfolio     Index Portfolio (b)  Sector Portfolio    5 Portfolio (d)
                                          ----------------- -------------------  -----------------  -------------------
                                          ----------------- -------------------  -----------------  -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                 $ 18.884179         $ 13.340256         $ 5.835762           $ 7.149908
   Total Return *                                   11.46%              16.26%           0.30%***               -3.49%
   Ratio of Expenses **                              1.00%               1.00%              1.10%                1.40%

Period ended December 31, 2003

    Unit Value                                 $ 16.941890         $ 11.474890         $ 5.821507           $ 7.408429
   Total Return *                                23.32%***           35.07%***          -0.33%***               17.88%
   Ratio of Expenses **                              1.00%               1.00%              1.15%                1.40%

Period ended December 31, 2002

   Unit Value                                  $ 11.499123          $ 7.933415         $ 4.018247           $ 6.284536
   Total Return *                               -24.47%***          -20.14%***            -38.08%              -13.22%
   Ratio of Expenses **                              1.15%               1.15%              1.40%                1.40%

Period ended December 31, 2001

   Unit Value                                  $ 14.040208                 n/a         $ 6.488951           $ 7.242198
   Total Return *                                   -5.24%                 n/a            -45.60%               -4.70%
   Ratio of Expenses **                              1.40%                 n/a              1.40%                1.40%

Period ended December 31, 2000

   Unit Value                                  $ 14.816995                 n/a        $ 11.928024           $ 7.599463
   Total Return *                                   20.52%                 n/a            -21.95%               -1.76%
   Ratio of Expenses **                              1.40%                 n/a              1.40%                1.40%



                                              JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                             The Dow SM          The S&P(R)       Value Line(R)          VIP
                                            10 Portfolio       10 Portfolio     25 Portfolio (c)    Portfolio (c)
                                         ------------------- -----------------  -----------------  -----------------
                                         ------------------- -----------------  -----------------  -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                   $ 9.844389       $ 10.213546        $ 11.442423        $ 11.087700
   Total Return *                                     1.84%            16.50%           8.45%***           0.16%***
   Ratio of Expenses **                               1.00%             1.00%              1.00%              1.10%

Period ended December 31, 2003

    Unit Value                                   $ 9.666055        $ 8.767335                n/a                n/a
   Total Return *                                 28.44%***          14.6%***                n/a                n/a
   Ratio of Expenses **                               1.00%             1.00%                n/a                n/a

Period ended December 31, 2002

   Unit Value                                    $ 7.723705        $ 7.406712                n/a                n/a
   Total Return *                                 -8.74%***        -24.46%***                n/a                n/a
   Ratio of Expenses **                               1.15%             1.15%                n/a                n/a

Period ended December 31, 2001

   Unit Value                                    $ 8.613528        $ 9.086538                n/a                n/a
   Total Return *                                    -4.30%           -22.49%                n/a                n/a
   Ratio of Expenses **                               1.40%             1.40%                n/a                n/a

Period ended December 31, 2000

   Unit Value                                    $ 9.000115       $ 11.722368                n/a                n/a
   Total Return *                                     3.82%             6.73%                n/a                n/a
   Ratio of Expenses **                               1.40%             1.40%                n/a                n/a


                                         JNL/Oppenheimer
                                          Global Growth      JNL/Oppenheimer
                                          Portfolio (a)     Growth Portfolio (a)
                                       -------------------- -------------------
                                       -------------------- -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                 $ 11.504893          $ 8.326560
   Total Return *                                   16.76%               3.19%
   Ratio of Expenses **                              1.00%               1.00%

Period ended December 31, 2003

    Unit Value                                  $ 9.853500          $ 8.069163
   Total Return *                                20.20%***            4.89%***
   Ratio of Expenses **                              1.00%               1.00%

Period ended December 31, 2002

   Unit Value                                   $ 7.062724          $ 6.902335
   Total Return *                               -20.66%***          -23.39%***
   Ratio of Expenses **                              1.15%               1.15%

Period ended December 31, 2001

   Unit Value                                   $ 9.183699          $ 9.330717
   Total Return *                                -8.16%***           -6.69%***
   Ratio of Expenses **                              1.40%               1.40%

Period ended December 31, 2000

   Unit Value                                          n/a                 n/a
   Total Return *                                      n/a                 n/a
   Ratio of Expenses **                                n/a                 n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2001.

(b)  Inception date January 15, 2002.

(c)  Inception date October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                              JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                          Select Small Cap      Small Cap           Technology          The Dow SM
                                              Portfolio     Index Portfolio (b)  Sector Portfolio    5 Portfolio (d)
                                          ----------------- -------------------  -----------------  -------------------
                                          ----------------- -------------------  -----------------  -------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                     $ 356,177           $ 162,490           $ 29,545                  $ -
   Units Outstanding (in thousands)                 19,549              12,205              5,149                    -
   Investment Income Ratio *                         0.00%               0.00%              0.00%                0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                     $ 170,194            $ 70,041           $ 20,428              $ 7,804
   Units Outstanding (in thousands)                 10,329               6,008              3,510                1,038
   Investment Income Ratio *                         0.00%               0.80%              0.00%                0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                      $ 38,586             $ 9,632           $ 14,504              $ 8,047
   Units Outstanding (in thousands)                  3,428               1,200              3,570                1,265
   Investment Income Ratio *                         0.00%               2.62%              0.00%                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                      $ 14,445                 n/a           $ 20,046              $ 6,910
   Units Outstanding (in thousands)                  1,043                 n/a              3,068                  949
   Investment Income Ratio *                         0.00%                 n/a              0.00%                0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                       $ 7,728                 n/a           $ 20,077              $ 5,040
   Units Outstanding (in thousands)                    522                 n/a              1,683                  663
   Investment Income Ratio *                         0.00%                 n/a              0.00%                0.00%




                                               JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                              The Dow SM          The S&P(R)       Value Line(R)          VIP
                                             10 Portfolio       10 Portfolio     25 Portfolio (c)    Portfolio (c)
                                          ------------------- -----------------  -----------------  -----------------
                                          ------------------- -----------------  -----------------  -----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                       $ 429,753         $ 361,642           $ 33,044           $ 21,516
   Units Outstanding (in thousands)                   45,137            36,652              2,890              1,943
   Investment Income Ratio *                           0.00%             0.00%              0.00%              0.37%

Period ended December 31, 2003

   Net Assets (in thousands)                       $ 229,175         $ 155,153                n/a                n/a
   Units Outstanding (in thousands)                   24,281            18,152                n/a                n/a
   Investment Income Ratio *                           0.00%             0.00%                n/a                n/a

Period ended December 31, 2002

   Net Assets (in thousands)                        $ 80,796          $ 41,227                n/a                n/a
   Units Outstanding (in thousands)                   10,562             5,639                n/a                n/a
   Investment Income Ratio *                           0.00%             0.00%                n/a                n/a

Period ended December 31, 2001

   Net Assets (in thousands)                        $ 36,897          $ 20,184                n/a                n/a
   Units Outstanding (in thousands)                    4,280             2,225                n/a                n/a
   Investment Income Ratio *                           0.00%             0.00%                n/a                n/a

Period ended December 31, 2000

   Net Assets (in thousands)                        $ 21,063          $ 18,967                n/a                n/a
   Units Outstanding (in thousands)                    2,340             1,618                n/a                n/a
   Investment Income Ratio *                           0.00%             0.00%                n/a                n/a



                                           JNL/Oppenheimer
                                            Global Growth      JNL/Oppenheimer
                                            Portfolio (a)     Growth Portfolio (a)
                                         -------------------- -------------------
                                         -------------------- -------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                       $ 100,400            $ 21,413
   Units Outstanding (in thousands)                    8,904               2,627
   Investment Income Ratio *                           0.16%               0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                        $ 56,554            $ 16,371
   Units Outstanding (in thousands)                    5,815               2,054
   Investment Income Ratio *                           0.00%               0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                        $ 23,910             $ 6,557
   Units Outstanding (in thousands)                    3,398                 953
   Investment Income Ratio *                           0.00%               0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                         $ 8,175             $ 3,841
   Units Outstanding (in thousands)                      888                 411
   Investment Income Ratio *                           0.00%               0.24%

Period ended December 31, 2000

   Net Assets (in thousands)                             n/a                 n/a
   Units Outstanding (in thousands)                      n/a                 n/a
   Investment Income Ratio *                             n/a                 n/a


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2001.

(b)  Inception date January 15, 2002.

(c)  Inception date October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                       JNL/
                                               JNL/PIMCO           PPM America                               JNL/Putnam
                                             Total Return           High Yield          JNL/Putnam          International
                                          Bond Portfolio (b)    Bond Portfolio (d)   Equity Portfolio     Equity Portfolio
                                          --------------------  -------------------  ------------------  --------------------
                                          --------------------  -------------------  ------------------  --------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                     $ 11.926497          $ 12.724062         $ 17.207404           $ 11.064433
   Total Return *                                    1.88%***             3.86%***           12.96%***              9.87%***
   Ratio of Expenses **                                 3.71%                3.86%               3.06%                 3.45%
Period ended December 31, 2003

   Unit Value                                     $ 12.381470          $ 13.606623         $ 16.262016           $ 10.270368
   Total Return *                                    0.04%***             2.89%***           12.32%***              6.68%***
   Ratio of Expenses **                                 2.96%                2.91%               2.65%                 2.96%

Period ended December 31, 2002

   Unit Value                                     $ 12.295342          $ 12.141023         $ 13.480564            $ 8.492644
   Total Return *                                    3.95%***            -1.44%***          -16.32%***              5.08%***
   Ratio of Expenses **                                 2.75%                2.55%               2.30%                 2.55%

Period ended December 31, 2001

   Unit Value                                      $ 9.999267           $ 9.978449          $ 9.302424           $ 10.185585
   Total Return *                                   -0.01%***            -0.22%***           -6.98%***              1.86%***
   Ratio of Expenses **                                 1.70%                1.70%               1.60%                 1.70%

Period ended December 31, 2000

   Unit Value                                             n/a          $ 12.116816         $ 21.843635           $ 14.873269
   Total Return *                                         n/a               -6.93%             -18.98%               -15.18%
   Ratio of Expenses **                                   n/a                1.40%               1.40%                 1.40%


                                             JNL/Putnam          JNL/Putnam           JNL/S&P              JNL/S&P
                                               Midcap           Value Equity       Core Index 50        Core Index 75
                                        Growth Portfolio (a)      Portfolio       Portfolio (c)(d)     Portfolio (c)(d)
                                        ---------------------  ----------------  -------------------  -------------------
                                        ---------------------  ----------------  -------------------  -------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                     $ 6.963899       $ 16.757063           $ 9.674371           $ 9.927086
   Total Return *                                  13.60%***          8.02%***             0.52%***             0.33%***
   Ratio of Expenses **                                3.21%            3.145%                3.31%                3.01%
Period ended December 31, 2003

   Unit Value                                     $ 6.129631       $ 16.162710           $ 9.696129           $ 9.856715
   Total Return *                                   7.46%***         11.15%***             7.49%***             6.69%***
   Ratio of Expenses **                                2.91%             2.85%                2.91%                2.91%

Period ended December 31, 2002

   Unit Value                                     $ 4.773797       $ 13.661166           $ 7.657951           $ 8.073167
   Total Return *                                  -8.41%***         -7.36%***           -20.61%***           -16.45%***
   Ratio of Expenses **                                2.55%             2.55%                2.45%                2.26%

Period ended December 31, 2001

   Unit Value                                    $ 10.535055       $ 10.170710                  n/a                  n/a
   Total Return *                                   5.35%***          1.71%***                  n/a                  n/a
   Ratio of Expenses **                                1.70%             1.70%                  n/a                  n/a

Period ended December 31, 2000

   Unit Value                                     $ 9.809143       $ 17.799644                  n/a                  n/a
   Total Return *                                  -1.91%***             5.48%                  n/a                  n/a
   Ratio of Expenses **                                1.40%             1.40%                  n/a                  n/a



                                                                JNL/S&P
                                            JNL/S&P        Equity Aggressive
                                        Core Index 100          Growth
                                       Portfolio (c)(d)     Portfolio I (d)
                                      -------------------- ------------------
                                      -------------------- ------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                  $ 9.942134         $ 9.686693
   Total Return *                               -0.12%***           2.57%***
   Ratio of Expenses **                             3.41%              3.01%
Period ended December 31, 2003

   Unit Value                                 $ 10.013355         $ 9.680172
   Total Return *                                4.74%***             26.29%
   Ratio of Expenses **                             2.77%              2.85%

Period ended December 31, 2002

   Unit Value                                  $ 8.450795         $ 7.665325
   Total Return *                                0.66%***           3.02%***
   Ratio of Expenses **                             2.55%              2.85%

Period ended December 31, 2001

   Unit Value                                         n/a         $ 9.830499
   Total Return *                                     n/a          -1.70%***
   Ratio of Expenses **                               n/a              1.60%

Period ended December 31, 2000

   Unit Value                                         n/a        $ 12.748314
   Total Return *                                     n/a            -16.38%
   Ratio of Expenses **                               n/a              1.40%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Inception date October 29, 2002.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                       JNL/
                                               JNL/PIMCO           PPM America                               JNL/Putnam
                                             Total Return           High Yield          JNL/Putnam          International
                                          Bond Portfolio (b)    Bond Portfolio (d)   Equity Portfolio     Equity Portfolio
                                          --------------------  -------------------  ------------------  --------------------
                                          --------------------  -------------------  ------------------  --------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                    $ 14.354794          $ 16.643811         $ 20.680819           $ 14.011462
   Total Return *                                       3.41%             2.97%***              11.75%                15.18%
   Ratio of Expenses **                                 1.00%                1.00%               1.15%                 1.00%

Period ended December 31, 2003

    Unit Value                                    $ 13.881564          $ 15.840241         $ 18.506230           $ 12.164594
   Total Return *                                    1.19%***               17.31%              25.77%             16.60%***
   Ratio of Expenses **                                 1.00%                1.15%               1.15%                 1.00%

Period ended December 31, 2002

   Unit Value                                     $ 13.284507          $ 13.502664         $ 14.714245            $ 9.450867
   Total Return *                                    6.02%***             1.74%***          -21.91%***            -22.02%***
   Ratio of Expenses **                                 1.15%                1.15%               1.15%                 1.15%

Period ended December 31, 2001

   Unit Value                                      $ 9.853514          $ 12.623859         $ 16.150439           $ 11.690454
   Total Return *                                   -1.46%***                4.18%             -26.06%               -21.40%
   Ratio of Expenses **                                 1.40%                1.40%               1.40%                 1.40%

Period ended December 31, 2000

   Unit Value                                             n/a          $ 12.116816         $ 21.843635           $ 14.873269
   Total Return *                                         n/a               -6.93%             -18.98%               -15.18%
   Ratio of Expenses **                                   n/a                1.40%               1.40%                 1.40%



                                            JNL/Putnam          JNL/Putnam           JNL/S&P              JNL/S&P
                                              Midcap           Value Equity       Core Index 50        Core Index 75
                                       Growth Portfolio (a)      Portfolio       Portfolio (c)(d)     Portfolio (c)(d)
                                       ---------------------  ----------------  -------------------  -------------------
                                       ---------------------  ----------------  -------------------  -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                   $ 7.665919       $ 20.312647          $ 10.258129          $ 10.483302
   Total Return *                                    17.27%             8.50%                2.21%                2.45%
   Ratio of Expenses **                               1.15%             1.15%                1.15%                1.00%

Period ended December 31, 2003

    Unit Value                                   $ 6.537242       $ 18.720938          $ 10.036223          $ 10.232527
   Total Return *                                    31.94%            23.13%               29.43%            10.96%***
   Ratio of Expenses **                               1.15%             1.15%                1.15%                1.00%

Period ended December 31, 2002

   Unit Value                                    $ 4.954798       $ 15.204304           $ 7.754044           $ 8.159377
   Total Return *                                -27.46%***        -18.87%***           -22.88%***           -17.55%***
   Ratio of Expenses **                               1.15%             1.15%                1.15%                1.15%

Period ended December 31, 2001

   Unit Value                                    $ 7.063306       $ 16.439324                  n/a                  n/a
   Total Return *                                   -27.99%            -7.64%                  n/a                  n/a
   Ratio of Expenses **                               1.40%             1.40%                  n/a                  n/a

Period ended December 31, 2000

   Unit Value                                    $ 9.809143       $ 17.799644                  n/a                  n/a
   Total Return *                                 -1.91%***             5.48%                  n/a                  n/a
   Ratio of Expenses **                               1.40%             1.40%                  n/a                  n/a


                                                                JNL/S&P
                                            JNL/S&P        Equity Aggressive
                                        Core Index 100          Growth
                                       Portfolio (c)(d)     Portfolio I (d)
                                      -------------------- ------------------
                                      -------------------- ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                $ 10.556039        $ 11.032146
   Total Return *                                   2.09%          -1.06%***
   Ratio of Expenses **                             1.15%              1.00%

Period ended December 31, 2003

    Unit Value                                $ 10.340127        $ 10.667902
   Total Return *                                  20.68%             28.45%
   Ratio of Expenses **                             1.15%              1.15%

Period ended December 31, 2002

   Unit Value                                  $ 8.568248         $ 8.305062
   Total Return *                              -12.17%***         -20.77%***
   Ratio of Expenses **                             1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                         n/a        $ 10.840320
   Total Return *                                     n/a            -14.97%
   Ratio of Expenses **                               n/a              1.40%

Period ended December 31, 2000

   Unit Value                                         n/a        $ 12.748314
   Total Return *                                     n/a            -16.38%
   Ratio of Expenses **                               n/a              1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Inception date October 29, 2002.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                       JNL/
                                               JNL/PIMCO           PPM America                               JNL/Putnam
                                             Total Return           High Yield          JNL/Putnam          International
                                          Bond Portfolio (b)    Bond Portfolio (d)   Equity Portfolio     Equity Portfolio
                                          --------------------  -------------------  ------------------  --------------------
                                          --------------------  -------------------  ------------------  --------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                        $ 233,210                  $ -           $ 135,415              $ 78,422
   Units Outstanding (in thousands)                    17,736                    -               7,956                 5,920
   Investment Income Ratio *                            1.79%                5.60%               0.57%                 1.27%

Period ended December 31, 2003

   Net Assets (in thousands)                        $ 186,434            $ 188,838           $ 149,857              $ 81,746
   Units Outstanding (in thousands)                    14,871               12,583               9,829                 7,056
   Investment Income Ratio *                            1.71%                7.29%               0.32%                 1.69%

Period ended December 31, 2002

   Net Assets (in thousands)                        $ 110,041            $ 117,270           $ 139,925              $ 66,508
   Units Outstanding (in thousands)                     9,590                9,210              11,566                 7,270
   Investment Income Ratio *                            0.03%                7.89%               0.00%                 0.92%

Period ended December 31, 2001

   Net Assets (in thousands)                          $ 8,396            $ 124,815           $ 246,486              $ 87,535
   Units Outstanding (in thousands)                       852                9,895              15,273                 7,492
   Investment Income Ratio *                            3.48%                8.58%               0.00%                 0.68%

Period ended December 31, 2000

   Net Assets (in thousands)                              n/a            $ 110,480           $ 366,467             $ 109,365
   Units Outstanding (in thousands)                       n/a                9,118              16,777                 7,353
   Investment Income Ratio *                              n/a                0.00%               0.00%                 0.00%


                                              JNL/Putnam          JNL/Putnam           JNL/S&P              JNL/S&P
                                                Midcap           Value Equity       Core Index 50        Core Index 75
                                         Growth Portfolio (a)      Portfolio       Portfolio (c)(d)     Portfolio (c)(d)
                                         ---------------------  ----------------  -------------------  -------------------
                                         ---------------------  ----------------  -------------------  -------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                         $ 28,326         $ 195,303                  $ -                  $ -
   Units Outstanding (in thousands)                     3,759            11,118                    -                    -
   Investment Income Ratio *                            0.00%             1.34%                0.24%                0.31%

Period ended December 31, 2003

   Net Assets (in thousands)                         $ 22,216         $ 207,764              $ 7,249              $ 9,952
   Units Outstanding (in thousands)                     3,431            12,884                  706                  978
   Investment Income Ratio *                            0.00%             1.17%                0.07%                0.42%

Period ended December 31, 2002

   Net Assets (in thousands)                         $ 13,389         $ 188,294              $ 1,968              $ 4,460
   Units Outstanding (in thousands)                     2,712            14,475                  254                  546
   Investment Income Ratio *                            0.00%             0.98%                0.00%                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                         $ 18,375         $ 286,114                  n/a                  n/a
   Units Outstanding (in thousands)                     2,595            17,425                  n/a                  n/a
   Investment Income Ratio *                            0.00%             0.88%                  n/a                  n/a

Period ended December 31, 2000

   Net Assets (in thousands)                         $ 18,055         $ 327,052                  n/a                  n/a
   Units Outstanding (in thousands)                     1,841            18,374                  n/a                  n/a
   Investment Income Ratio *                            0.00%             0.00%                  n/a                  n/a



                                                                  JNL/S&P
                                              JNL/S&P        Equity Aggressive
                                          Core Index 100          Growth
                                         Portfolio (c)(d)     Portfolio I (d)
                                        -------------------- ------------------
                                        -------------------- ------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                            $ -                $ -
   Units Outstanding (in thousands)                       -                  -
   Investment Income Ratio *                          0.51%              0.06%

Period ended December 31, 2003

   Net Assets (in thousands)                       $ 35,894           $ 49,337
   Units Outstanding (in thousands)                   3,463              4,712
   Investment Income Ratio *                          0.49%              0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                       $ 14,172           $ 30,101
   Units Outstanding (in thousands)                   1,655              3,674
   Investment Income Ratio *                          0.00%              0.07%

Period ended December 31, 2001

   Net Assets (in thousands)                            n/a           $ 39,809
   Units Outstanding (in thousands)                     n/a              3,673
   Investment Income Ratio *                            n/a              2.89%

Period ended December 31, 2000

   Net Assets (in thousands)                            n/a           $ 39,094
   Units Outstanding (in thousands)                     n/a              3,067
   Investment Income Ratio *                            n/a              0.00%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Inception date October 29, 2002.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                     JNL/               JNL/
                                                JNL/S&P          S&P Managed      S&P Managed             JNL/
                                             Equity Growth        Aggressive        Conservative       S&P Managed
                                            Portfolio I (c)    Growth Portfolio    Portfolio (a)     Growth Portfolio
                                           ------------------  -----------------  -----------------  ----------------
                                           ------------------  -----------------  -----------------  ----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                     $ 9.091057        $ 10.821744        $ 10.276433       $ 10.983719
   Total Return *                                  -1.72%***           6.71%***          -0.01%***          4.36%***
   Ratio of Expenses **                                3.60%              3.75%              2.96%             3.80%
Period ended December 31, 2003

   Unit Value                                     $ 9.523169        $ 10.470370                n/a       $ 10.777273
   Total Return *                                  33.81%***           6.79%***                n/a          5.78%***
   Ratio of Expenses **                               2.745%              2.91%                n/a             2.91%

Period ended December 31, 2002

   Unit Value                                     $ 7.661773         $ 8.688297                n/a        $ 9.271417
   Total Return *                                 -20.01%***         -18.57%***                n/a        -13.79%***
   Ratio of Expenses **                                2.45%              2.45%                n/a             2.55%

Period ended December 31, 2001

   Unit Value                                     $ 9.819213        $ 10.098331                n/a       $ 10.149076
   Total Return *                                  -1.81%***           0.98%***                n/a          1.49%***
   Ratio of Expenses **                                1.60%              1.70%                n/a             1.70%

Period ended December 31, 2000

   Unit Value                                    $ 12.605045        $ 12.848558                n/a       $ 12.404623
   Total Return *                                    -15.25%            -10.63%                n/a            -5.67%
   Ratio of Expenses **                                1.40%              1.40%                n/a             1.40%




                                               JNL/                JNL/              JNL/S&P
                                            S&P Managed         S&P Managed      Very Aggressive       JNL/Salomon
                                             Moderate            Moderate            Growth        Brothers High Yield
                                           Portfolio (a)      Growth Portfolio   Portfolio I (c)    Bond Portfolio (b)
                                         ------------------  ------------------ ------------------ ---------------------
                                         ------------------  ------------------ ------------------ ---------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                  $ 10.465081         $ 10.760930        $ 10.219227           $ 11.593620
   Total Return *                                 1.24%***            9.35%***          -1.15%***              0.99%***
   Ratio of Expenses **                              2.96%               3.75%              2.91%                 3.16%
Period ended December 31, 2003

   Unit Value                                          n/a         $ 10.699272        $ 10.191803                   n/a
   Total Return *                                      n/a            3.75%***           4.90%***                   n/a
   Ratio of Expenses **                                n/a               2.91%              2.75%                   n/a

Period ended December 31, 2002

   Unit Value                                          n/a          $ 9.493182         $ 8.138055                   n/a
   Total Return *                                      n/a           -4.64%***        ,-16.71%***                   n/a
   Ratio of Expenses **                                n/a               2.60%              2.45%                   n/a

Period ended December 31, 2001

   Unit Value                                          n/a         $ 10.080578         $ 9.641175                   n/a
   Total Return *                                      n/a            0.81%***          -3.59%***                   n/a
   Ratio of Expenses **                                n/a               1.70%              1.60%                   n/a

Period ended December 31, 2000

   Unit Value                                          n/a         $ 11.848978        $ 13.278227                   n/a
   Total Return *                                      n/a              -2.99%            -18.31%                   n/a
   Ratio of Expenses **                                n/a               1.40%              1.40%                   n/a



                                                               JNL/Salomon
                                                                Brothers
                                            JNL/Salomon      U.S. Government
                                        Brothers Strategic      & Quality
                                          Bond Portfolio     Bond Portfolio
                                        -------------------- ----------------
                                        -------------------- ----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                   $ 14.997395      $ 12.424813
   Total Return *                                  4.61%***         1.62%***
   Ratio of Expenses **                               3.65%            3.75%
Period ended December 31, 2003

   Unit Value                                   $ 15.509757      $ 13.356628
   Total Return *                                  1.64%***         0.23%***
   Ratio of Expenses **                               2.91%            2.91%

Period ended December 31, 2002

   Unit Value                                   $ 14.453684      $ 13.758273
   Total Return *                                  2.72%***         6.88%***
   Ratio of Expenses **                               2.55%            2.75%

Period ended December 31, 2001

   Unit Value                                    $ 9.893917       $ 9.623038
   Total Return *                                 -1.06%***        -3.77%***
   Ratio of Expenses **                               1.70%            1.70%

Period ended December 31, 2000

   Unit Value                                   $ 13.733876      $ 12.670276
   Total Return *                                     5.69%            9.86%
   Ratio of Expenses **                               1.40%            1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 1, 2004.

(b)  Commencement of operations October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                     JNL/               JNL/
                                                JNL/S&P        S&P Managed        S&P Managed             JNL/
                                             Equity Growth        Aggressive        Conservative       S&P Managed
                                            Portfolio I (c)    Growth Portfolio    Portfolio (a)     Growth Portfolio
                                           ------------------  -----------------  -----------------  ----------------
                                           ------------------  -----------------  -----------------  ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                   $ 10.653710        $ 13.025544        $ 10.322593       $ 12.862656
   Total Return *                                      2.12%             11.50%           0.07%***          1.09%***
   Ratio of Expenses **                                1.15%              1.00%              1.10%             1.10%

Period ended December 31, 2003

    Unit Value                                   $ 10.433033        $ 11.682366                n/a       $ 11.921777
   Total Return *                                     28.06%          10.39%***                n/a            20.34%
   Ratio of Expenses **                                1.15%              1.00%                n/a             1.15%

Period ended December 31, 2002

   Unit Value                                     $ 8.146720         $ 9.239838                n/a        $ 9.906787
   Total Return *                                 -18.69%***         -18.27%***                n/a         -9.76%***
   Ratio of Expenses **                                1.15%              1.15%                n/a             1.15%

Period ended December 31, 2001

   Unit Value                                    $ 10.650135        $ 11.328490                n/a       $ 11.333423
   Total Return *                                    -15.51%            -11.83%                n/a            -8.64%
   Ratio of Expenses **                                1.40%              1.40%                n/a             1.40%

Period ended December 31, 2000

   Unit Value                                    $ 12.605045        $ 12.848558                n/a       $ 12.404623
   Total Return *                                    -15.25%            -10.63%                n/a            -5.67%
   Ratio of Expenses **                                1.40%              1.40%                n/a             1.40%


                                                JNL/                JNL/              JNL/S&P
                                             S&P Managed         S&P Managed      Very Aggressive       JNL/Salomon
                                              Moderate            Moderate            Growth        Brothers High Yield
                                            Portfolio (a)      Growth Portfolio   Portfolio I (c)    Bond Portfolio (b)
                                          ------------------  ------------------ ------------------ ---------------------
                                          ------------------  ------------------ ------------------ ---------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                  $ 13.130178         $ 10.512096        $ 11.459232           $ 13.446454
   Total Return *                                 10.14%***            1.11%***              2.55%              3.01%***
   Ratio of Expenses **                               1.15%               1.10%              1.15%                 1.00%

Period ended December 31, 2003

    Unit Value                                          n/a         $ 11.834861        $ 11.174580                   n/a
   Total Return *                                       n/a              16.40%             29.08%                   n/a
   Ratio of Expenses **                                 n/a               1.15%              1.15%                   n/a

Period ended December 31, 2002

   Unit Value                                           n/a         $ 10.167376         $ 8.656812                   n/a
   Total Return *                                       n/a           -7.60%***         -19.70%***                   n/a
   Ratio of Expenses **                                 n/a               1.15%              1.15%                   n/a

Period ended December 31, 2001

   Unit Value                                           n/a         $ 11.132321        $ 11.295588                   n/a
   Total Return *                                       n/a              -6.05%            -14.93%                   n/a
   Ratio of Expenses **                                 n/a               1.40%              1.40%                   n/a

Period ended December 31, 2000

   Unit Value                                           n/a         $ 11.848978        $ 13.278227                   n/a
   Total Return *                                       n/a              -2.99%            -18.31%                   n/a
   Ratio of Expenses **                                 n/a               1.40%              1.40%                   n/a



                                                                JNL/Salomon
                                                                 Brothers
                                             JNL/Salomon      U.S. Government
                                         Brothers Strategic      & Quality
                                           Bond Portfolio     Bond Portfolio
                                         -------------------- ----------------
                                         -------------------- ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                   $ 19.361240      $ 16.195599
   Total Return *                                      5.85%         3.04%***
   Ratio of Expenses **                                1.00%            1.00%

Period ended December 31, 2003

    Unit Value                                   $ 18.291417      $ 15.549216
   Total Return *                                   1.54%***            0.02%
   Ratio of Expenses **                                1.00%            1.15%

Period ended December 31, 2002

   Unit Value                                    $ 16.087669      $ 15.545949
   Total Return *                                   6.05%***         8.67%***
   Ratio of Expenses **                                1.15%            1.15%

Period ended December 31, 2001

   Unit Value                                    $ 14.464117      $ 13.369022
   Total Return *                                      5.32%            5.51%
   Ratio of Expenses **                                1.40%            1.40%

Period ended December 31, 2000

   Unit Value                                    $ 13.733876      $ 12.670276
   Total Return *                                      5.69%            9.86%
   Ratio of Expenses **                                1.40%            1.40%



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 1, 2004.

(b)  Commencement of operations October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                     JNL/               JNL/
                                                JNL/S&P        S&P Managed        S&P Managed             JNL/
                                             Equity Growth        Aggressive        Conservative       S&P Managed
                                            Portfolio I (c)    Growth Portfolio    Portfolio (a)     Growth Portfolio
                                           ------------------  -----------------  -----------------  ----------------
                                           ------------------  -----------------  -----------------  ----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                             $ -          $ 575,961           $ 11,968         $ 548,951
   Units Outstanding (in thousands)                        -             45,907              1,161            44,169
   Investment Income Ratio *                           0.11%              0.22%              0.00%             0.63%

Period ended December 31, 2003

   Net Assets (in thousands)                       $ 151,714          $ 154,226                n/a         $ 577,237
   Units Outstanding (in thousands)                   14,817             13,574                n/a            49,481
   Investment Income Ratio *                           0.01%              1.60%                n/a             2.30%

Period ended December 31, 2002

   Net Assets (in thousands)                        $ 99,366           $ 92,401                n/a         $ 316,689
   Units Outstanding (in thousands)                   12,359             10,140                n/a            32,471
   Investment Income Ratio *                           0.10%              1.12%                n/a             1.36%

Period ended December 31, 2001

   Net Assets (in thousands)                       $ 139,586          $ 103,211                n/a         $ 287,776
   Units Outstanding (in thousands)                   13,112              9,114                n/a            25,408
   Investment Income Ratio *                           2.44%              3.32%                n/a             3.15%

Period ended December 31, 2000

   Net Assets (in thousands)                       $ 131,645           $ 90,764                n/a         $ 217,899
   Units Outstanding (in thousands)                   10,444              7,064                n/a            17,566
   Investment Income Ratio *                           0.00%              0.00%                n/a             0.00%



                                                JNL/                JNL/              JNL/S&P
                                             S&P Managed         S&P Managed      Very Aggressive       JNL/Salomon
                                              Moderate            Moderate            Growth        Brothers High Yield
                                            Portfolio (a)      Growth Portfolio   Portfolio I (c)    Bond Portfolio (b)
                                          ------------------  ------------------ ------------------ ---------------------
                                          ------------------  ------------------ ------------------ ---------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 886,560            $ 17,714                $ -             $ 235,740
   Units Outstanding (in thousands)                  69,610               1,688                  -                20,283
   Investment Income Ratio *                          0.00%               1.12%              0.02%                 0.36%

Period ended December 31, 2003

   Net Assets (in thousands)                            n/a           $ 382,577           $ 58,353                   n/a
   Units Outstanding (in thousands)                     n/a              33,042              5,317                   n/a
   Investment Income Ratio *                            n/a               2.96%              0.00%                   n/a

Period ended December 31, 2002

   Net Assets (in thousands)                            n/a           $ 217,581           $ 41,053                   n/a
   Units Outstanding (in thousands)                     n/a              21,723              4,804                   n/a
   Investment Income Ratio *                            n/a               1.90%              0.07%                   n/a

Period ended December 31, 2001

   Net Assets (in thousands)                            n/a           $ 181,163           $ 56,800                   n/a
   Units Outstanding (in thousands)                     n/a              16,281              5,032                   n/a
   Investment Income Ratio *                            n/a               3.49%              2.59%                   n/a

Period ended December 31, 2000

   Net Assets (in thousands)                            n/a           $ 136,839           $ 56,823                   n/a
   Units Outstanding (in thousands)                     n/a              11,549              4,279                   n/a
   Investment Income Ratio *                            n/a               0.00%              0.00%                   n/a



                                                              JNL/Salomon
                                                               Brothers
                                           JNL/Salomon      U.S. Government
                                       Brothers Strategic      & Quality
                                         Bond Portfolio     Bond Portfolio
                                       -------------------- ----------------
                                       -------------------- ----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                     $ 127,610        $ 166,536
   Units Outstanding (in thousands)                  7,004           11,036
   Investment Income Ratio *                         4.77%            4.24%

Period ended December 31, 2003

   Net Assets (in thousands)                     $ 101,676        $ 189,567
   Units Outstanding (in thousands)                  5,867           12,875
   Investment Income Ratio *                         5.09%            2.83%

Period ended December 31, 2002

   Net Assets (in thousands)                      $ 65,310        $ 254,324
   Units Outstanding (in thousands)                  4,226           17,287
   Investment Income Ratio *                         6.09%            4.30%

Period ended December 31, 2001

   Net Assets (in thousands)                      $ 58,712        $ 169,920
   Units Outstanding (in thousands)                  4,062           12,725
   Investment Income Ratio *                         5.90%            5.10%

Period ended December 31, 2000

   Net Assets (in thousands)                      $ 56,542        $ 104,633
   Units Outstanding (in thousands)                  4,117            8,258
   Investment Income Ratio *                         0.00%            0.00%



* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date October 1, 2004.

(b)  Commencement of operations October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                              JNL/                 JNL/             JNL/Select             JNL/
                                         Select Balanced       Select Global         Large Cap         Select Money
                                          Portfolio (a)      Growth Portfolio    Growth Portfolio    Market Portfolio
                                        ------------------  -------------------  ------------------ -------------------
                                        ------------------  -------------------  ------------------ -------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                 $ 18.272679          $ 18.310425         $ 21.933995          $ 9.754873
   Total Return *                                4.59%***             8.68%***            6.28%***           -1.26%***
   Ratio of Expenses **                             3.80%                3.86%               3.21%               3.75%
Period ended December 31, 2003

   Unit Value                                 $ 18.487002          $ 17.266421         $ 20.815659         $ 10.908857
   Total Return *                                5.34%***               22.25%            4.49%***           -0.88%***
   Ratio of Expenses **                             2.91%                1.40%               2.91%               2.80%

Period ended December 31, 2002

   Unit Value                                 $ 15.848370          $ 14.124415         $ 16.386595         $ 11.380553
   Total Return *                               -7.73%***              -28.13%           -1.72%***           -1.06%***
   Ratio of Expenses **                             2.75%                1.40%               2.45%               2.55%

Period ended December 31, 2001

   Unit Value                                 $ 10.179363          $ 19.652291         $ 10.223520          $ 9.996379
   Total Return *                                1.79%***              -24.58%            2.24%***           -0.04%***
   Ratio of Expenses **                             1.70%                1.40%               1.70%               1.70%

Period ended December 31, 2000

   Unit Value                                 $ 15.050615          $ 26.055594         $ 30.827345         $ 11.981511
   Total Return *                                   6.75%              -19.41%             -22.04%               4.39%
   Ratio of Expenses **                             1.40%                1.40%               1.40%               1.40%



                                              JNL/            JNL/T. Rowe        JNL/T. Rowe           JNL/
                                          Select Value      Price Established   Price Mid-Cap      T. Rowe Price
                                         Portfolio (b)      Growth Portfolio   Growth Portfolio  Value Portfolio (a)
                                       -------------------  -----------------  ----------------- ------------------
                                       -------------------  -----------------  ----------------- ------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                 $ 15.614300        $ 20.840862        $ 26.410043        $ 11.900897
   Total Return *                                8.43%***           5.44%***          10.12%***          11.32%***
   Ratio of Expenses **                             3.70%              3.61%              3.86%              3.65%
Period ended December 31, 2003

   Unit Value                                 $ 14.258310        $ 20.889648        $ 25.244956        $ 11.008011
   Total Return *                                7.99%***           5.19%***           7.37%***           9.70%***
   Ratio of Expenses **                            2.910%              2.91%              2.91%              2.91%

Period ended December 31, 2002

   Unit Value                                 $ 10.912224        $ 16.941095        $ 19.275087         $ 8.815018
   Total Return *                               -2.83%***         -20.46%***          -6.04%***         -20.33%***
   Ratio of Expenses **                            2.095%              2.55%              2.55%              2.55%

Period ended December 31, 2001

   Unit Value                                         n/a        $ 10.122554        $ 10.674784        $ 10.223967
   Total Return *                                     n/a           1.23%***           6.75%***           2.24%***
   Ratio of Expenses **                               n/a              1.70%              1.70%              1.70%

Period ended December 31, 2000

   Unit Value                                         n/a        $ 23.773963        $ 22.723490        $ 11.285351
   Total Return *                                     n/a             -1.71%              5.68%          12.85%***
   Ratio of Expenses **                               n/a              1.40%              1.40%              1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                              JNL/                 JNL/             JNL/Select             JNL/
                                         Select Balanced       Select Global         Large Cap         Select Money
                                          Portfolio (a)      Growth Portfolio    Growth Portfolio    Market Portfolio
                                        ------------------  -------------------  ------------------ -------------------
                                        ------------------  -------------------  ------------------ -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                $ 23.932714          $ 23.778364         $ 27.141128         $ 12.715315
   Total Return *                                7.81%***            10.40%***              10.56%           -0.02%***
   Ratio of Expenses **                             1.00%                1.15%               1.00%               1.00%

Period ended December 31, 2003

    Unit Value                                $ 21.521726          $ 17.266421         $ 24.548717         $ 12.568907
   Total Return *                                  20.18%               22.25%           12.73%***              -0.69%
   Ratio of Expenses **                             1.15%                1.40%               1.00%               1.15%

Period ended December 31, 2002

   Unit Value                                 $ 17.907821          $ 14.124415         $ 18.096612         $ 12.655683
   Total Return *                               -3.89%***              -28.13%          -26.42%***           -0.09%***
   Ratio of Expenses **                             1.15%                1.40%               1.15%               1.15%

Period ended December 31, 2001

   Unit Value                                 $ 16.406881          $ 19.652291         $ 21.212177         $ 12.219546
   Total Return *                                   9.01%              -24.58%             -31.19%               1.99%
   Ratio of Expenses **                             1.40%                1.40%               1.40%               1.40%

Period ended December 31, 2000

   Unit Value                                 $ 15.050615          $ 26.055594         $ 30.827345         $ 11.981511
   Total Return *                                   6.75%              -19.41%             -22.04%               4.39%
   Ratio of Expenses **                             1.40%                1.40%               1.40%               1.40%


                                              JNL/            JNL/T. Rowe        JNL/T. Rowe           JNL/
                                          Select Value      Price Established   Price Mid-Cap      T. Rowe Price
                                         Portfolio (b)      Growth Portfolio   Growth Portfolio  Value Portfolio (a)
                                       -------------------  -----------------  ----------------- ------------------
                                       -------------------  -----------------  ----------------- ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                $ 16.594003        $ 26.801645        $ 34.792013        $ 13.468747
   Total Return *                                  13.63%              8.79%             16.86%           9.56%***
   Ratio of Expenses **                             1.00%              1.00%              1.00%              1.00%

Period ended December 31, 2003

    Unit Value                                $ 14.603376        $ 24.635871        $ 29.772297        $ 11.742703
   Total Return *                               15.25%***          10.21%***          33.73%***             28.38%
   Ratio of Expenses **                             1.00%              1.00%              1.00%              1.15%

Period ended December 31, 2002

   Unit Value                                 $ 10.938551        $ 18.843575        $ 21.449599         $ 9.146925
   Total Return *                                0.19%***         -20.88%***         -19.76%***         -16.73%***
   Ratio of Expenses **                             1.15%              1.15%              1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                         n/a        $ 21.041413        $ 22.072337        $ 11.213585
   Total Return *                                     n/a            -11.49%             -2.87%             -0.64%
   Ratio of Expenses **                               n/a              1.40%              1.40%              1.40%

Period ended December 31, 2000

   Unit Value                                         n/a        $ 23.773963        $ 22.723490        $ 11.285351
   Total Return *                                     n/a             -1.71%              5.68%          12.85%***
   Ratio of Expenses **                               n/a              1.40%              1.40%              1.40%



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                              JNL/                 JNL/             JNL/Select             JNL/
                                         Select Balanced       Select Global         Large Cap         Select Money
                                          Portfolio (a)      Growth Portfolio    Growth Portfolio    Market Portfolio
                                        ------------------  -------------------  ------------------ -------------------
                                        ------------------  -------------------  ------------------ -------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                    $ 347,227            $ 142,752           $ 204,976            $ 95,569
   Units Outstanding (in thousands)                16,217                7,517               9,239               8,010
   Investment Income Ratio *                        0.11%                0.00%               0.00%               0.78%

Period ended December 31, 2003

   Net Assets (in thousands)                    $ 272,427            $ 162,665           $ 201,383            $ 98,925
   Units Outstanding (in thousands)                14,061                9,421              10,130               8,213
   Investment Income Ratio *                        2.30%                0.00%               0.00%               0.47%

Period ended December 31, 2002

   Net Assets (in thousands)                    $ 198,403            $ 174,428           $ 168,571           $ 125,159
   Units Outstanding (in thousands)                12,448               12,349              11,456              10,296
   Investment Income Ratio *                        2.94%                0.69%               0.00%               1.06%

Period ended December 31, 2001

   Net Assets (in thousands)                    $ 196,863            $ 330,638           $ 334,493           $ 142,100
   Units Outstanding (in thousands)                12,007               16,824              15,788              11,642
   Investment Income Ratio *                        3.37%                1.46%               0.05%               3.28%

Period ended December 31, 2000

   Net Assets (in thousands)                    $ 150,992            $ 527,597           $ 541,957           $ 102,033
   Units Outstanding (in thousands)                10,032               20,249              17,580               8,517
   Investment Income Ratio *                        0.00%                0.00%               0.00%               0.00%



                                               JNL/            JNL/T. Rowe        JNL/T. Rowe           JNL/
                                           Select Value      Price Established   Price Mid-Cap      T. Rowe Price
                                          Portfolio (b)      Growth Portfolio   Growth Portfolio  Value Portfolio (a)
                                        -------------------  -----------------  ----------------- ------------------
                                        -------------------  -----------------  ----------------- ------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 58,415          $ 323,719          $ 357,292          $ 240,614
   Units Outstanding (in thousands)                  3,567             14,111             12,521             18,259
   Investment Income Ratio *                         0.48%              0.39%              0.00%              0.73%

Period ended December 31, 2003

   Net Assets (in thousands)                      $ 23,073          $ 295,390          $ 297,243          $ 158,100
   Units Outstanding (in thousands)                  1,590             14,145             12,385             13,554
   Investment Income Ratio *                         0.52%              0.03%              0.00%              0.76%

Period ended December 31, 2002

   Net Assets (in thousands)                           526            214,065          $ 196,824           $ 85,131
   Units Outstanding (in thousands)                     48             13,419             11,531              9,300
   Investment Income Ratio *                         0.00%              0.10%              0.00%              0.01%

Period ended December 31, 2001

   Net Assets (in thousands)                           n/a          $ 335,281          $ 306,109           $ 82,424
   Units Outstanding (in thousands)                    n/a             15,959             13,896              7,359
   Investment Income Ratio *                           n/a              0.00%              0.00%              1.09%

Period ended December 31, 2000

   Net Assets (in thousands)                           n/a             396691          $ 343,271           $ 15,567
   Units Outstanding (in thousands)                    n/a              16686             15,106              1,379
   Investment Income Ratio *                           n/a              0.00%              0.00%              0.00%



* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2000.

(b)  Inception date September 30, 2002.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account - I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in Note 1 of Jackson National Separate Account - I (Separate Account) as of December 31, 2004, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2004 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Jackson National Separate Account - I as of December 31, 2004, and the results of its operations, changes in net assets and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
February 25, 2005

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]














                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2004




JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2004

------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                                         1



Consolidated Balance Sheets                                                                     2



Consolidated Income Statements                                                                  3



Consolidated Statements of Stockholder's Equity and Comprehensive Income                        4



Consolidated Statements of Cash Flows                                                           5



Notes to Consolidated Financial Statements                                                      6



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

As discussed more fully in note 2 to the consolidated financial statements, effective January 1, 2004, Jackson National Life Insurance Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."



/s/ KPMG LLP


Chicago, Illinois
February 18, 2005


CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                           DECEMBER 31,
ASSETS                                                                             2004                 2003
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Investments:
Cash and short-term investments                                                    $ 1,420,426          $ 1,230,682
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2004, $37,306,634; 2003, $35,993,066)             39,213,516           38,170,524
Equities (cost: 2004, $108,859; 2003, $264,263)                                        124,036              241,203
Trading securities, at fair value                                                      124,598                    -
Mortgage loans                                                                       4,633,010            4,325,814
Policy loans                                                                           717,503              717,047
Other invested assets                                                                1,634,097            1,911,642
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total investments                                                                   47,867,186           46,596,912

Accrued investment income                                                              523,974              494,233
Deferred acquisition costs                                                           1,933,901            1,706,511
Deferred sales inducements                                                             161,589              129,822
Reinsurance recoverable                                                                640,757              578,424
Deferred income taxes                                                                        -               18,686
Value of acquired insurance                                                             45,768               66,650
Income taxes receivable from Parent                                                     28,110                8,625
Other assets                                                                            58,057              121,409
Assets of discontinued operations                                                            -            1,810,189
Separate account assets                                                             10,352,915            7,047,522
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total assets                                                                      $ 61,612,257         $ 58,578,983
                                                                             ==================   ==================
                                                                             ==================   ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                             $ 1,311,174          $ 1,191,969
Deposits on investment contracts                                                    34,146,356           32,895,440
Guaranteed investment contracts                                                      1,896,284            1,837,104
Trust instruments supported by funding agreements                                    5,884,484            6,263,726
Notes payable                                                                          503,891              522,396
Securities lending payable                                                             856,163              921,839
Deferred income taxes                                                                  166,938                    -
Other liabilities                                                                    1,611,224            1,797,114
Liabilities of discontinued operations                                                       -            1,601,120
Separate account liabilities                                                        10,352,915            7,047,522
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities                                                                   56,729,429           54,078,230
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

Minority interest                                                                       10,037               98,505
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

STOCKHOLDER'S EQUITY
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares                                                    13,800               13,800
Additional paid-in capital                                                           2,562,214            2,533,535
Accumulated other comprehensive income, net of
tax of $401,327 in 2004 and $438,701 in 2003                                           745,430              814,102
Retained earnings                                                                    1,551,347            1,040,811
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total stockholder's equity                                                           4,872,791            4,402,248
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities and stockholder's equity                                        $ 61,612,257         $ 58,578,983
                                                                             ==================   ==================
                                                                             ==================   ==================


                See accompanying notes to financial statements.


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEARS ENDED DECEMBER 31,
                                                                        2004               2003               2002
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
REVENUES
Premiums                                                                 $ 162,342          $ 173,411          $ 152,694

Net investment income                                                    2,689,945          2,623,515          2,554,053

Net realized gains (losses) on investments                                 138,656            (60,966)          (478,637)

Risk management activity                                                    90,814           (127,949)          (476,533)

Fee income                                                                 387,386            330,552            293,114

Other income                                                                84,451             31,725             36,710

                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Total revenues                                                           3,553,594          2,970,288          2,081,401
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------

BENEFITS AND EXPENSES
Death and other policy benefits                                            379,175            393,794            348,765
Interest credited on deposit liabilities                                 1,364,803          1,575,254          1,589,508
Interest expense on trust instruments supported
by funding agreements                                                      143,317            131,792            144,619
Interest expense on notes and reverse repurchase agreements                 42,376             35,919             51,509
Increase (decrease) in reserves, net of reinsurance                         19,340              4,534            (34,457)
Commissions                                                                483,005            423,446            427,882
General and administrative expenses                                        290,863            258,650            245,929
Deferral of policy acquisition costs                                      (507,660)          (462,032)          (477,248)
Deferral of sales inducements                                              (86,430)           (98,480)           (78,872)
Amortization of acquisition costs:
Attributable to operations                                                 419,048            242,608            355,241
Attributable to risk management activity                                     4,674            (59,809)            (1,355)
Attributable to net realized gains (losses) on investments                  12,208             (1,852)           (40,152)
Amortization of deferred sales inducements:
Attributable to operations                                                  38,039             19,192             10,131
Attributable to risk management activity                                     9,087              8,570              3,102
Attributable to net realized gains (losses) on investments                   2,902               (254)            (3,063)
Amortization of acquired insurance                                          20,882             19,647             18,479
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Total benefits and expenses                                              2,635,629          2,490,979          2,560,018
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Pretax income (loss) from continuing operations before
minority interest                                                          917,965            479,309           (478,617)
Minority interest                                                          (49,041)           (14,628)            21,539
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Pretax income (loss) from continuing operations                            868,924            464,681           (457,078)
Federal income tax expense (benefit)                                       304,076            164,994           (159,246)
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Income (loss) from continuing operations before discontinued
operations and cumulative effect of change in accounting principle         564,848            299,687           (297,832)
Income from discontinued operations, net of tax                             56,776             23,729             20,446
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Income (loss) before cumulative effect of change
in accounting principle                                                    621,624            323,416           (277,386)
Cumulative effect of change in accounting principle                          8,912                  -                  -
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
NET INCOME (LOSS)                                                        $ 630,536          $ 323,416         $ (277,386)
                                                                   ================   ================   ================
                                                                   ================   ================   ================

Pro forma net income (loss) assuming the change in
accounting principle is applied retroactively                            $ 621,624          $ 322,302         $ (276,611)
                                                                   ================   ================   ================
                                                                   ================   ================   ================



                See accompanying notes to financial statements.




CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2004              2003               2002
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

Common stock, beginning and end of year                      $ 13,800          $ 13,800           $ 13,800
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                           2,533,535         2,484,228          1,869,780
Capital contributions                                          28,679            49,307            614,448
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 2,562,214         2,533,535          2,484,228
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             814,102           449,382            (13,077)
Net unrealized investment gains (losses), net of
reclassification adjustment and net of
tax of $(37,374) in 2004; $196,128 in 2003
and $249,302 in 2002                                          (68,672)          364,720            462,459
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                   745,430           814,102            449,382
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

RETAINED EARNINGS
Beginning of year                                           1,040,811           802,595          1,221,981
Net income (loss)                                             630,536           323,416           (277,386)
Dividends paid to stockholder                                (120,000)          (85,200)          (142,000)
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 1,551,347         1,040,811            802,595
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------


TOTAL STOCKHOLDER'S EQUITY                                $ 4,872,791       $ 4,402,248        $ 3,750,005
                                                      ================  ================   ================
                                                      ================  ================   ================



                                                                     YEARS ENDED DECEMBER 31,
                                                           2004              2003               2002
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

Net income (loss)                                           $ 630,536         $ 323,416         $ (277,386)
Net unrealized holding gains (losses) arising during
the period, net of tax of $(11,016) in 2004; $154,863
in 2003 and $220,241 in 2002                                  (19,721)          288,084            408,489
Reclassification adjustment for gains (losses) included in
net income, net of tax of $(26,358) in 2004; $41,265
in 2003 and $29,061 in 2002                                   (48,951)           76,636             53,970
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
COMPREHENSIVE INCOME                                        $ 561,864         $ 688,136          $ 185,073
                                                      ================  ================   ================
                                                      ================  ================   ================


                See accompanying notes to financial statements.


CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------------
                                                                               YEARS ENDED DECEMBER 31,
                                                                     2004               2003               2002
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
Cash flows from operating activities:
Net income (loss)                                                     $ 630,536          $ 323,416         $ (277,386)
Less income from discontinued operations                                 56,776             23,729             20,446

Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Net realized (gains) losses on investments                             (138,656)            60,966            478,637
Unrealized gains on trading portfolio                                    (8,360)                 -                  -
Risk management activity                                                (90,814)           127,949            476,533
Interest credited on deposit liabilities                              1,364,803          1,575,254          1,589,508
Interest expense on trust instruments supported
by funding agreements                                                   143,317            131,792            144,619
Other charges                                                          (216,383)          (226,156)          (205,450)
Amortization of discount and premium on investments                      34,514            103,604            (27,358)
Deferred income tax provision                                           216,880             57,681           (284,448)
Change in:
Accrued investment income                                               (29,741)           (17,061)           (47,193)
Deferred sales inducements and acquisition costs                       (124,385)          (352,056)          (232,216)
Trading portfolio activity, net                                         (15,726)                 -                  -
Value of acquired insurance                                              20,882             19,647             18,479
Income taxes (receivable) payable to Parent                             (19,485)           (64,717)           182,410
Other assets and liabilities, net                                       370,851            168,317            138,473
Net cash provided by operating activities of
discontinued operations                                                  28,671             55,454             45,408
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             2,110,128          1,940,361          1,979,570
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Sales of fixed maturities and equities available for sale             3,536,656         11,870,808          6,710,022
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale                                   2,836,775          4,184,613          4,939,946
Mortgage loans                                                          804,356                 69            482,060
Purchases of:
Fixed maturities and equities available for sale                     (7,551,922)       (18,565,653)       (14,034,703)
Mortgage loans                                                       (1,111,534)        (1,008,846)          (620,042)
Other investing activities                                             (256,443)        (1,853,397)           571,866
Proceeds from sale of discontinued operations                           260,051                  -                  -
Net cash provided by (used in) investing activities of
discontinued operations                                                 376,480           (178,856)          (250,044)
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
NET CASH USED IN INVESTING ACTIVITIES                                (1,105,581)        (5,551,262)        (2,200,895)
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                              8,300,160          6,783,741          8,789,168
Withdrawals                                                          (6,180,543)        (5,377,602)        (5,699,339)
Net transfers to separate accounts                                   (2,394,722)        (1,523,759)          (295,315)
Proceeds from notes                                                      26,264             23,485             44,124
Payments on notes                                                       (44,784)          (220,220)          (227,463)
Payment of cash dividends to Parent                                    (120,000)           (85,200)          (142,000)
Capital contribution                                                          -             20,000            590,000
Net cash provided by (used in) financing activities of
discontinued operations                                                (426,055)           124,615            207,455
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                    (839,680)          (254,940)         3,266,630
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS              164,867         (3,865,841)         3,045,305

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                    1,255,559          5,121,400          2,076,095

TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                  1,420,426          1,255,559          5,121,400
LESS CASH AND SHORT-TERM INVESTMENTS FROM DISCONTINUED OPERATIONS             -            (24,877)           (23,664)
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
NET CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                  $ 1,420,426        $ 1,230,682        $ 5,097,736
                                                                ================   ================   ================
                                                                ================   ================   ================


                See accompanying notes to financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc
     ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index-linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The  consolidated   financial   statements  include  the  accounts  of  the
     following:

     o Life insurers: JNL and its wholly owned subsidiaries Jackson National Life Insurance Company of New York and Jackson National Life (Bermuda) LTD;

     o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, Inc, Jackson National Asset Management, LLC and Curian Capital, LLC;

     o PPM America Special Investments Fund, L.P. ("SIF I") and PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"). JNL has effective managerial control of the PPMA Funds. JNL owns 72.0% interest in SIF I and 15.1% interest in CBO II. The minority interest reflected in the accompanying consolidated financial statements reflects the interests of other parties in the PPMA Funds.

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by JNL. JNL is the primary beneficiary of Tuscany.

     o Other partnerships, limited liability companies and variable interest entities in which JNL has a controlling interest or is deemed the primary beneficiary.

     o    The   discontinued   operations  of  Jackson  Federal  Bank  ("Jackson
          Federal") through October 28, 2004. See note 3 for additional information.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income (loss).

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 6) estimates related to recoverability of acquired insurance in force, establishment of loan loss reserves, liabilities for lawsuits and establishment of the liability for state guaranty fund assessments.

     CHANGES IN ACCOUNTING PRINCIPLES
     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other-Than Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-1 until the FASB has resolved certain implementation issues. JNL adopted the disclosure requirements of EITF 03-1 for the year ended December 31, 2004 and will continue to apply the other than temporary impairment guidance included in existing literature.

     Effective January 1, 2004, JNL adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. At January 1, 2004, the Company recorded an $8.9 million gain, net of increased deferred acquisition cost amortization of $16.2 million and federal income tax expense of $4.8 million, as a cumulative effect of change in accounting principle. See note 8 for additional information.

     Effective October 1, 2003, JNL adopted Derivatives Implementation Group Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments" ("DIG B36"). DIG B36 addresses questions related to embedded derivatives in modified coinsurance reinsurance treaties (where funds are withheld by the ceding company) and in debt instruments that incorporate credit risk exposures that are unrelated or partially related to the creditworthiness of the obligor. Implementation of DIG B36 did not have a material impact on JNL's results of operations or financial position.

     Effective July 1, 2003, JNL adopted Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" ("FAS 150"). FAS 150 requires that companies with consolidated entities that will terminate by a specific date, such as limited-life partnerships, disclose the other owners' interests in those limited-life entities based on the fair values of the limited-life entities' assets. The adoption of FAS 150 did not have a material impact on JNL's results of operations or financial position.

     The consolidated financial statements include the PPMA Funds, which are two limited life partnerships. Upon termination of the partnerships, the assets will be sold and proceeds distributed to the partners in accordance with their respective partnership interests. The assets of the PPMA Funds are marketable securities, which are carried at fair value, with an appropriate adjustment to minority interest, in the accompanying financial statements. Accordingly, the minority interest liability is reflected at fair value in the accompanying consolidated balance sheets.

     Effective January 31, 2003, JNL adopted the Financial Accounting Standards Board's ("FASB") Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), and effective December 31, 2003, JNL adopted FASB Interpretation No. 46 (revised December 2003) ("FIN 46R"). FIN 46R is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). FIN 46R provides guidance on how to identify a VIE and how an enterprise should assess its interests in a VIE. It also requires existing VIEs to be consolidated by their primary beneficiaries, defined as the party that absorbs a majority of the expected losses and/or residual returns of the VIE.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, JNL has an investment of $31.7 million as of December 31, 2004, in debt issued by a VIE structured to hold and manage interests in commercial loans, for which it is not the primary beneficiary.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. The adoption of FAS 142 did not have a material impact on JNL's results of operations or financial position.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"). FAS 144 requires majority owned subsidiaries for which control is likely to be temporary to be consolidated. In addition, FAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of FAS 144 did not have a material impact on JNL's results of operations or financial position.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. All debt securities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of debt securities is reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances.

     Equities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. In 2003, equities also included investments in mutual funds. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     During 2004, the Company transferred its investment in mutual funds from available for sale to a trading portfolio and recognized a loss of $9.3 million. These trading securities primarily consist of investments in mutual funds that support liabilities of the Company's non-qualified, voluntary deferred compensation plans. Also included is seed money that supports newly established variable funds. Trading securities are carried at fair value with changes in value reflected as investment income in the income statement. At December 31, 2003, mutual funds with a market value of $89.4 million were included in available for sale equities and an unrealized loss on mutual funds of $11.4 million was included in other comprehensive income. During 2004, $12.6 million of investment income recognized relates to trading securities held at December 31, 2004.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to provide for losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     DETERMINATION OF FAIR VALUE FOR ILLIQUID DISTRESSED SECURITIES
     Prior to 2003, the Company used independently obtained estimates of fair value for all securities for which such values were available. With respect to certain illiquid distressed securities, these values were broker-provided quotes which may not generally be the best representation of fair value, considered to be a value obtainable in a transaction between willing parties. Effective January 1, 2003, fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values. Liquidation values for these illiquid distressed securities would generally be lower, and in many cases significantly lower, than internally derived fair values. The amortized cost and fair value of illiquid distressed securities valued internally was $394.0 million and $403.8 million, respectively, at December 31, 2004 and $457.5 million and $459.8 million, respectively, at December 31, 2003.

     The refinement of estimated fair value of illiquid distressed securities had no impact on net income and increased other comprehensive income in 2003 by $3.2 million.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, equity index-linked annuities and variable annuities, issued by the Company contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swaps outstanding at December 31, 2004 and 2003 are used for hedging purposes. Interest rate swaps are included in other invested assets or other liabilities.

     Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long duration interest rate swap at future exercise dates. The Company purchases and writes put-swaptions with maturities up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are grouped with associated put-swaptions purchased with identical strike prices and notional amounts ("linked put-swaptions") and are presented as a net position included in other liabilities. Non-linked put-swaptions purchased are included in other invested assets.

     Equity index futures contracts and equity index call options, which are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $676.8 million and $816.2 million at December 31, 2004 and 2003, respectively, to reflect this adjustment.

     During 2002, poor equity market performance lowered future expected profits on the variable annuity product line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities became impaired. During 2002, the asset was reduced through increased amortization of approximately $128.3 million primarily due to the poor equity market performance. No such deferred acquisition cost asset impairments were recorded in 2004 or 2003. However, further impairments or accelerated amortization of this deferred acquisition cost asset may result if future equity market returns are below assumed levels.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $93.2 million and $88.6 million at December 31, 2004 and 2003, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life Distributors, Inc. files a separate income tax return. The PPMA Funds file as limited partnerships and pass through the appropriate portion of their income and deductions to their partners. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of JNL. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by JNL. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of JNL. Jackson Federal Bank filed a separate income tax return during the period it was owned by JNL. Income tax expense is calculated on a separate company basis.

     ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS
     Assets and liabilities of discontinued operations represent the accounts of Jackson Federal which was sold to Union BanCal Corporation on October 28, 2004. See note 3 for a full discussion of discontinued operations.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for equity index-linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     JNL and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $6 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Outstanding balances totaled $2.9 billion and $4.1 billion at December 31, 2004 and 2003, respectively.

     JNL and Jackson National Life Global Funding have established a $6 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The outstanding balances at December 31, 2004 and 2003 totaled $3.0 billion and $2.2 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $10,267.1 million and $6,978.1 million at December 31, 2004 and 2003, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $85.8 million and $69.4 million at December 31, 2004 and 2003, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and
      12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     In 2004, the Company received cash proceeds of $51.9 million from a judgment award in a legal action involving LePages, Inc., a company in which JNL had a controlling interest. This gain was recorded in other income.

3.   DISCONTINUED OPERATIONS

     On October 28, 2004, the Company completed the sale of Jackson Federal, a wholly owned thrift headquartered in Southern California, to Union BanCal Corporation for $305.0 million in cash and stock. On October 27, 2004, JNL made a capital contribution of $4.6 million to Jackson Federal prior to closing to fund certain expenses incurred by Jackson Federal related to the sale. The gain on disposal and results of operations of Jackson Federal for all periods presented are included in discontinued operations on the consolidated income statement.

     The following table summarizes certain components of the results of the discontinued operations (in thousands):


                                                                                      YEARS ENDED DECEMBER 31,
                                                              PERIOD ENDED        ----------------------------------
                                                               OCTOBER 28,        ----------------------------------
                                                                   2004                2003              2002
                                                           ---------------------  ----------------  ----------------
                                                           ---------------------  ----------------  ----------------
Revenues                                                               $ 79,813         $ 108,200         $ 108,152
Realized gains (losses)                                                 $ 1,700              $ 69          $ (1,127)
Income from discontinued operations, net of tax of
$11,064 in 2004; $9,190 in 2003 and $10,783 in 2002                    $ 20,658          $ 23,729          $ 20,446
Gain on disposal of discontinued operations, net of
tax of $29,580                                                         $ 36,118               $ -               $ -


     The following table presents summarized balance sheet information of the discontinued operations (in thousands):

                                                                             DECEMBER 31, 2003
                                                                             ----------------

Cash and short-term investments                                                     $ 24,877
Mortgage-backed securities available for sale, at fair value                         486,741
Loans receivable held for investment, net                                          1,180,100
Federal Home Loan Bank stock, at cost                                                 23,350
Core deposits and goodwill                                                            62,644
Other assets                                                                          32,477
                                                                             ----------------

Total assets of discontinued operations                                          $ 1,810,189
                                                                             ================


Savings deposits                                                                 $ 1,115,550
Advances from the Federal Home Loan Bank                                             467,000
Other liabilities                                                                     18,570
                                                                             ----------------

Total liabilities of discontinued operations                                     $ 1,601,120
                                                                             ================

     Mortgage-backed securities at December 31, 2003 had an amortized cost of $483.6 million, gross unrealized gains of $4.0 million, gross unrealized losses of $0.9 million and a fair value of $486.7 million.

     Mortgage loans, net of allowance for loan losses of $13.9 million at December 31, 2003 included $841.5 million of residential loans and $338.6 million of commercial loans. The fair value approximated $1,223.0 million at December 31, 2003.

     Core deposits and goodwill represented the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal, Highland Federal Bank, and the Fremont branch. The core deposit intangibles were being amortized over 7 years. With the adoption of FAS 142 on January 1, 2002, goodwill was no longer amortized but was subject to periodic impairment tests. No goodwill impairment charges were recorded. At December 31, 2003, the core deposit balance was $8.3 million and the goodwill balance was $54.3 million.

     Savings deposits were comprised of banking deposits held by Jackson Federal, and included demand deposits, passbook and statement savings, money market and certificates of deposit. Savings deposit liabilities were reported at the outstanding balance of the accounts. At December 31, 2003, the fair value of savings deposits with no stated maturity was equal to their carrying amount which approximated $1.1 billion and had a weighted average interest rate of 2.30%. Interest expense, which is included in discontinued operations, totaled $19.5 million, $27.6 million and $31.7 million in 2004, 2003 and 2002, respectively.

     Jackson Federal utilized the credit programs offered by the Federal Home Loan Bank ("FHLB"). FHLB advances, which matured in years through 2008, totaled $467.0 million at December 31, 2003 at a weighted average interest rate of 2.08%. Fixed rate advances totaled $440.0 million at December 31, 2003. The advances were collateralized by mortgage loans and mortgage-backed securities totaling $875.9 million at December 31, 2003. Interest paid, which is included in discontinued operations, totaled $7.0 million, $12.4 million and $15.1 million in 2004, 2003 and 2002, respectively.

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, and beginning in 2003 for illiquid distressed securities, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $4,929.1 million and $4,659.6 million at December 31, 2004 and 2003, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVE INSTRUMENTS:
     Fair values for interest rate swaps, cross-currency swaps, put-swaptions, and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call options are determined using Black-Scholes option valuation methodologies.

     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. The nature of these cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. Accordingly, this is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. The nature of these cash flows can be quite varied. Accordingly, the Company evaluates the cash flows over a series of deterministic economic scenarios coupled with assumptions as to policyholder behavior regarding utilization of the benefit. Discount rates are the average return of the scenarios.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For equity-linked immediate and deferred annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of such annuities approximated $28.7 billion and $28.0 billion, respectively, at December 31, 2004 and $27.5 billion and $26.7 billion, respectively, at December 31, 2003.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $1.9 billion and $1.8 billion at December 31, 2004 and 2003, respectively.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.9 billion and $6.3 billion at December 31, 2004 and 2003, respectively.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

     NOTES PAYABLE:
     Fair value of notes payable is based on future cash flows discounted at current interest rates. The fair value approximated $565.4 million and $565.3 million at December 31, 2004 and 2003, respectively.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $9.7 billion and $6.6 billion at December 31, 2004 and 2003, respectively.

5.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2004, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2004, the carrying value of investments rated by the Company's investment advisor totaled $312.3 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                      PERCENT OF TOTAL
                                                      FIXED MATURITIES
     INVESTMENT RATING                                DECEMBER 31, 2004
                                                    ----------------------
     AAA                                                     15.1%
     AA                                                       7.7
     A                                                       29.8
     BBB                                                     40.1
                                                    ----------------------
         Investment grade                                    92.7
                                                    ----------------------
     BB                                                       5.9
     B and below                                              1.4
                                                    ----------------------
         Below investment grade                               7.3
                                                    ----------------------
         Total fixed maturities                             100.0%
                                                    ======================


     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $7.7 million and $8.4 million, respectively, at December 31, 2004. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2004 were $11.0 million and $11.8 million, respectively, and for the 12 months preceding December 31, 2003 were $87.3 million and $96.0 million, respectively.

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturities are as follows (in thousands):

                                                                  GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2004                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                           $ 4,139             $ 133                $ 2          $ 4,270
U.S. Government agencies
and foreign governments                              3,622               326                 64            3,884
Public utilities                                 2,691,498           192,109              1,890        2,881,717
Corporate securities
and commercial loans                            26,272,003         1,666,694             90,953       27,847,744
Mortgage-backed securities                       8,335,372           201,691             61,162        8,475,901
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total                                         $ 37,306,634       $ 2,060,953          $ 154,071     $ 39,213,516
                                            ===============   ===============   ================  ===============

                                                                  GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2003                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                           $ 4,156             $ 200                $ 3          $ 4,353
U.S. Government agencies
and foreign governments                              1,837               330                  -            2,167
Public utilities                                 2,370,585           175,446              4,090        2,541,941
Corporate securities
and commercial loans                            24,440,620         1,946,199            103,294       26,283,525
Mortgage-backed securities                       9,175,868           244,571             81,901        9,338,538
                                            ---------------   ---------------   ----------------  ---------------
                                            ---------------   ---------------   ----------------  ---------------
Total                                         $ 35,993,066       $ 2,366,746          $ 189,288     $ 38,170,524
                                            ===============   ===============   ================  ===============


     At December 31, 2004 and 2003, available for sale securities without a readily ascertainable market value having an amortized cost of $5,595.5 million and $4,889.6 million, respectively, had estimated fair values of $5,842.9 million and $5,197.8 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                              AMORTIZED
                                                 COST           FAIR VALUE
                                            ---------------   ----------------
Due in 1 year or less                            $ 564,799          $ 573,320
Due after 1 year through 5 years                 6,025,003          6,380,670
Due after 5 years through 10 years              17,482,640         18,630,848
Due after 10 years through 20 years              3,096,957          3,248,579
Due after 20 years                               1,801,863          1,904,198
Mortgage-backed securities                       8,335,372          8,475,901
                                            ---------------   ----------------
Total                                         $ 37,306,634       $ 39,213,516
                                            ===============   ================


     Fixed maturities with a carrying value of $4.0 million and $4.1 million at December 31, 2004 and 2003 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     As of December 31, 2004, the fair value and the amount of gross unrealized losses included in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):


                                  LESS THAN 12 MONTHS         12 MONTHS OR LONGER                 TOTAL
                               --------------------------- --------------------------- ----------------------------
                               --------------------------- --------------------------- ----------------------------
                                  GROSS                       GROSS                       GROSS
                                UNREALIZED                  UNREALIZED                  UNREALIZED
                                  LOSSES      FAIR VALUE      LOSSES     FAIR VALUE       LOSSES      FAIR VALUE
                               ------------- ------------- --------------------------- ------------- --------------
                               ------------- ------------- --------------------------- ------------- --------------
Government securities                   $ 2       $ 1,065           $ -           $ -           $ 2        $ 1,065
U.S. Government agencies                 64         2,125             -             -            64          2,125
and foreign governments
Public utilities                      1,551       263,095           339        33,842         1,890        296,937
Corporate securities
and commercial loans                 50,851     4,161,109        40,102       702,653        90,953      4,863,762
Mortgage-backed securities           12,911     1,137,422        48,251     1,883,928        61,162      3,021,350
                               ------------- ------------- --------------------------- ------------- --------------
                               ------------- ------------- --------------------------- ------------- --------------
Subtotal - fixed maturities          65,379     5,564,816        88,692     2,620,423       154,071      8,185,239
Equities                              1,776         6,343           197             -         1,973          6,343
                               ------------- ------------- --------------------------- ------------- --------------
                               ------------- ------------- --------------------------- ------------- --------------
Total temporarily impaired
securities                         $ 67,155    $5,571,159      $ 88,889    $2,620,423     $ 156,044     $8,191,582
                               ============= ============= =========================== ============= ==============
                               ============= ============= =========================== ============= ==============


     To the extent unrealized losses are not due to minor changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value and expectations for the amount and timing of a recovery in value.

     Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing abilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2004, 77.2% were investment grade, 7.0% were below investment grade and 15.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 31.6% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2004, the industries representing the larger unrealized losses included financial services (20.1% of fixed maturities gross unrealized losses) and energy and utilities (9.1%). Other debt securities in an unrealized loss position are primarily asset-backed securities, including collateralized debt obligations. As of December 31, 2004, asset-backed other debt securities represented 13.1% of fixed maturities' gross unrealized losses, including 2.4% related to collateralized debt obligations. The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2004.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2004 are as follows (in thousands):


                                               GROSS UNREALIZED LOSSES
                                               ------------------
Less than one year                             $       652
One to five years                                    6,121
Five to ten years                                   24,985
More than ten years                                 61,151
Mortgage-backed securities                          61,162
                                               ------------------
Total gross unrealized losses                    $ 154,071
                                               ==================


     MORTGAGE LOANS
     Commercial mortgage loans, net of allowance for loan losses of $21.0 million and $12.3 million at December 31, 2004 and 2003, respectively, total $4,633.0 million and $4,325.8 million at December 31, 2004 and 2003, respectively. At December 31, 2004, mortgage loans were collateralized by properties located in 40 states and Canada.

     SECURITIZATIONS
     In November 2003, JNL executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, JNL contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. In accordance with the accounting treatment promulgated by Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," the transaction was recorded as a sale; however, JNL retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. JNL recognized a loss of approximately $100 thousand related to the sale, to third parties, of the entire most senior class of securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. JNL's investment in securities issued by Piedmont totals $918.0 million and $941.1 million at December 31, 2004 and 2003, respectively, and is included in fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets include investments in 1) limited partnerships that total $767.5 million and $821.1 million at December 31, 2004 and 2003, respectively; 2) derivative instruments with positive fair values and 3) real estate. Real estate totaling $143.2 million and $80.9 million at December 31, 2004 and 2003, respectively, includes foreclosed properties with a book value of $21.2 million and $8.5 million at December 31, 2004 and 2003, respectively. Limited partnership income (loss) recognized by the Company was $105.2 million, $14.5 million and $(64.9) million in 2004, 2003 and 2002, respectively.

     Certain limited partnerships hold publicly-traded equity securities that are fair valued at a discount to their exchange-traded price as a result of lock-up trading restrictions imposed in connection with initial public offering transactions. These lock up restrictions are for a limited period of time, generally six months, and preclude the partnerships from selling these securities during the restricted period. These discounts range from 5% to 15% at December 31, 2004.

     The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, put-swaptions and forwards, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

     A summary of the aggregate contractual or notional amounts and fair values of derivative instruments outstanding is as follows (in thousands):


                                  DECEMBER 31, 2004
                                OTHER INVESTED ASSETS                OTHER LIABILITIES
                          ----------------------------------  ----------------------------------
                          ----------------------------------  ----------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Cross-currency swaps          $ 1,754,088         $ 406,637          $ 79,737          $ (4,778)        $ 401,859
Equity index call
options                         1,819,150           121,363            22,718            (3,615)          117,748
Put-swaptions                  15,000,000            10,104        25,000,000            (2,198)            7,906
Futures                            65,675                 -                 -                 -                 -
Forwards                          700,000               579                 -                 -               579
Total return swaps              1,053,035            27,028           215,438           (48,226)          (21,198)
Interest rate swaps             4,313,566           151,982         6,213,000          (442,416)         (290,434)
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
                             $ 24,705,514         $ 717,693      $ 31,530,893        $ (501,233)        $ 216,460
                          ================  ================  ================  ================  ================




                                  DECEMBER 31, 2003
                                OTHER INVESTED ASSETS                OTHER LIABILITIES
                          ----------------------------------  ----------------------------------
                          ----------------------------------  ----------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Cross-currency swaps          $ 2,425,849         $ 477,782         $ 106,579         $ (13,220)        $ 464,562
Equity index call
options                         1,742,550            96,221                 -                 -            96,221
Put-swaptions                  27,500,000           164,887        10,000,000          (161,221)            3,666
Futures                             3,168                 -                 -                 -                 -
Total return swaps                  3,035             1,506           215,438           (44,147)          (42,641)
Interest rate swaps             6,260,365           269,262         8,316,000          (695,966)         (426,704)
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
                             $ 37,934,967       $ 1,009,658      $ 18,638,017        $ (914,554)         $ 95,104
                          ================  ================  ================  ================  ================



     SECURITIES LENDING
     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2004 and 2003, the estimated fair value of loaned securities was $839.4 million and $903.8 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $856.2 million and $921.8 million at December 31, 2004 and 2003, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

6.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):

                                                                       YEARS ENDED DECEMBER 31,
                                                              2004              2003               2002
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Fixed maturities                                              $2,270,233        $2,325,763        $2,335,329
Other investment income                                          492,210           370,604           281,976
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Total investment income                                        2,762,443         2,696,367         2,617,305
Less investment expenses                                         (72,498)          (72,852)          (63,252)
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Net investment income                                         $2,689,945        $2,623,515        $2,554,053
                                                         ================  ================   ===============




     Risk management activity, including gains, losses and change in fair value of derivative instruments and embedded derivatives, is as follows (in thousands):


                                                                       YEARS ENDED DECEMBER 31,
                                                              2004              2003               2002
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Interest rate swaps                                             $ 16,618         $ (47,088)       $ (445,785)
Interest rate spreadlocks                                          4,024                 -                 -
Put-swaptions                                                      8,390             3,511           (26,474)
Futures                                                              708             4,185             6,354
Equity index call options                                         18,846           (66,119)            9,826
Total return swaps                                                21,701             3,554           (20,454)
Variable annuity embedded derivatives                             20,527           (25,992)                -
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Risk management activity                                        $ 90,814        $ (127,949)       $ (476,533)
                                                         ================  ================   ===============



     Net realized gains (losses) on investments are as follows (in thousands):


                                                                        YEARS ENDED DECEMBER 31,
                                                              2004              2003               2002
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Sales of fixed maturities
Gross gains                                               $    263,685      $     261,481      $    262,038
Gross losses                                                     (67,352)         (139,108)         (214,104)
Sales of equities
Gross gains                                                       33,037            19,767            11,238
Gross losses                                                        (685)           (1,018)           (8,664)
Transfers to trading securities                                   (9,300)                -                 -
Impairment losses                                                (80,729)         (202,088)         (529,145)
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Total                                                          $ 138,656         $ (60,966)       $ (478,637)
                                                         ================  ================   ===============



     Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $92.8 million, $(74.9) million and $(457.7) million in 2004, 2003 and 2002, respectively.

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the consolidated income statement.

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions, such as minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery, are usually determined to be temporary.

     To the extent factors contributing to the impairment losses recognized in 2004, 2003 and 2002 affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its structured securities, including asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received from a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

7.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     The amortization of acquired insurance was as follows (in thousands):


                                                                       YEARS ENDED DECEMBER 31,
                                                              2004              2003               2002
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Value of acquired insurance:
Balance, beginning of year                                $      66,650     $      86,297      $    104,776
Interest, at rates varying from 6.5% to 9.5%                       5,277             7,174             8,953
Amortization                                                     (26,159)          (26,821)          (27,432)
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Balance, end of year                                            $ 45,768          $ 66,650          $ 86,297
                                                         ================  ================   ===============




     The estimated future amortization expense of acquired insurance in force, net of interest, is as follows (in thousands):


          2005                                             $ 22,190
          2006                                               23,578
                                                        ---------------
          Total                                            $ 45,768
                                                        ===============

8.   ADOPTION OF SOP 03-1

     Effective January 1, 2004, JNL adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. At January 1, 2004, the Company recorded an $8.9 million gain, net of increased deferred acquisition cost amortization of $16.2 million and federal income tax expense of $4.8 million, as a cumulative effect of change in accounting principle. The gain resulted from reduced reserving requirements for annuitization benefits on two-tiered annuities offset by additional reserves for certain life products with secondary guarantees.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), or at specified dates during the accumulation period (guaranteed minimum withdrawal benefit ("GMWB")).

     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in death and other policy benefits in the consolidated income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statement.

     At December 31, 2004, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows:

                                                                                                                         Average
                                                                                                                         Period
                                                                                                        Weighted          until
(dollars in millions)                                     Minimum        Account       Net Amount        Average         Expected
                                                          Return          Value         at Risk       Attained Age     Annuitization
                                                      --------------  -------------  -------------  ---------------- ---------------
Return of net deposits plus a minimum return
             GMDB                                         0% - 5%         $ 8,304        $ 1,457       63.4 years
             GMIB                                         0% - 6%         $ 1,443        $    10                         8.5 years
             GMWB                                                         $ 1,914        $   < 1
Highest specified anniversary account value minus
     withdrawals post-anniversary - GMDB                                  $   869        $     3       63.5 years
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary - GMDB                  0% - 5%         $ 1,088        $    46       60.3 years



     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):


        Fund type:
        Equity                                  $ 8,659
        Bond                                        892
        Balanced                                    615
        Money market                                100
                                              ----------
                                              ----------
        Total                                  $ 10,266
                                              ==========



     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):


Balance at January 1, 2004                                         $ 50.1
Incurred guarantee benefits                                          19.1
Paid guarantee benefits                                             (27.2)
                                                                ----------
                                                                ----------
Balance at December 31, 2004                                       $ 42.0
                                                                ==========
                                                                ==========
Balance at December 31, 2004, net of reinsurance                    $ 0.9
                                                                ==========

     The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     1)   Use of a series of deterministic investment performance scenarios.

     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

     3)   Mortality equal to 90 percent of the Annuity 2000 table.

     4) Lapse rates varying by contract type and duration and ranging from 2 percent to 20 percent, with an average of 5 percent.

     5)   Discount rate of 8.4%.

     Guaranteed minimum withdrawal benefits are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity.

     The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the GMIB liability at December 31, 2004, are consistent with those used for calculating the GMDB liability. JNL's GMIB benefit has been issued only since 2002, and projected excess benefits are minimal at December 31, 2004.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. Prior to adoption of SOP 03-1, this liability was the high-tier fund which used the higher crediting rate associated with annuitization. At the implementation of SOP 03-1, the total liability for this block was revised to the low-tier fund using the lower crediting rate associated with surrenders plus the SOP 03-1 annuitization reserve, for a net decrease of $36 million.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:


Benefit Type                     December 31, 2004    Net Amount    Weighted
                                     Liability         at Risk       Average
                                   (in millions)    (in millions)*  Attained
                                                                       Age
--------------------------------------------------------------------------------
UL insurance benefit                  $ 29           $ 4,393        54.2 years
Two-tier annuitization                $  8           $    40        59.4 years
ISWL account balance adjustment       $ 28               n/a          n/a


     * Net amount at risk ("NAR") for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2004:

     1)   Use of a series of deterministic premium persistency scenarios.

     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.

     3) Discount rates equal to the credited interest rates, approximately 4%-5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2004:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.

     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.

     3) Discount rates are equal to credited interest rates, approximately, 3%-5% projected.

9.   NOTES PAYABLE

     The aggregate carrying values and fair values of notes payable at December 31, 2004 and 2003 are as follows (in thousands):


                                                     DECEMBER 31,
                                                        2004                              2003
                                           -------------------------------   -------------------------------
                                           -------------------------------   -------------------------------
                                              CARRYING                          CARRYING
                                                VALUE        FAIR VALUE          VALUE        FAIR VALUE
                                           -------------------------------   -------------------------------
                                           -------------------------------   -------------------------------
Surplus notes                                    $ 249,237      $ 310,790         $ 249,223       $ 296,470
PPMA Funds                                               -              -            43,254          38,929
Tuscany notes                                      228,389        228,389           229,919         229,919
Mortgage loans                                      17,765         17,765                 -               -
VIE equity classes                                   8,500          8,500                 -               -
                                           -------------------------------   -------------------------------
                                           -------------------------------   -------------------------------
Total                                            $ 503,891      $ 565,444         $ 522,396       $ 565,318
                                           ===============================   ===============================




     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2004, 2003 and 2002.

     PPMA FUNDS
     Consolidation of the PPMA Funds results in the debt obligations of the funds being reflected in the Company's consolidated financial statements.

     SIF I issued $70.0 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest was due semi-annually. The SIF I Notes were collateralized and secured pursuant to an indenture between the issuer and Chase Bank of Texas, N.A., as trustee. During 2004, the notes were redeemed at a $0.3 million premium to their carrying value.

     SIF I also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it could borrow up to $200.0 million. The SIF I Facility was a revolving extendable credit facility which matured on June 15, 2004. Borrowings under the SIF I Facility bore interest at a variable rate. SIF I chose rates based on the Eurodollar loan rate plus 1.75% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum.

     CBO II issued $71.0 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest was due semi-annually. The CBO II Notes were secured pursuant to an indenture between the issuer and Texas Commerce Bank, N.A., as trustee. During 2004, the notes were redeemed at their carrying value.

     CBO II also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it could borrow up to $236.5 million. The CBO II Facility was a revolving extendable credit facility which matured on June 15, 2003. Borrowings under the CBO II Facility bore interest at a variable rate. CBO II chose rates based on the Eurodollar loan rate plus 1.00% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum.

     There were no outstanding debt balances on the PPMA Funds at December 31, 2004. Outstanding debt balances at December 31, 2003 were $30.3 million in SIF I and $13.0 million in CBO II.

     Interest paid on the debt totaled $4.7 million, $11.5 million and $11.8 million in 2004, 2003 and 2002, respectively.

     TUSCANY NOTES
     On December 19, 2001, Tuscany CDO, Limited, a VIE in which JNL is the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. In 2003, the second most senior notes, initially totaling $129.0 million, due February 25, 2015 were sold to unrelated parties. The most senior notes bear interest at Libor plus .38% and the second most senior notes bear interest at Libor plus .47% (collectively, "Tuscany Notes"). At December 31, 2004 and 2003, the weighted average rate on the Tuscany Notes was 2.38% and 1.57%, respectively. Interest paid totaled $3.7 million, $3.5 million and $7.9 million in 2004, 2003 and 2002, respectively.

     MORTGAGE LOANS
     Certain real estate VIEs have outstanding mortgage loans at a weighted average interest rate of 7.57% at December 31, 2004, with maturities through June 2006. Interest paid totaled $160 thousand in 2004.

     VIE EQUITY CLASSES
     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt with maturities through November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrue interest at a weighted average interest rate of 6.54% at December 31, 2004. Interest paid on the notes in 2004 totaled $456 thousand.

10.  REVERSE REPURCHASE AGREEMENTS

     During 2004 and 2003, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $10.5 million and $1,493.1 million during 2004 and 2003, respectively, at weighted average interest rates of 1.80% and 0.67%, respectively. There was no outstanding balance under such borrowings at December 31, 2004 or 2003. Interest paid totaled $0.2 million, $10.1 million and $5.2 million in 2004, 2003 and 2002, respectively. The highest level of short-term borrowings at any month end was $460.0 million in 2004, and $2,481.1 million in 2003.

11.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     Effective December 31, 2002, upon approval of the Michigan Commissioner of Insurance, JNL ceded the guaranteed minimum death benefit coverage associated with variable annuities to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the treaty is immaterial, as the reinsurance premium and claims approximate the change in the GMDB reserve.

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                      YEARS ENDED DECEMBER 31,
                                                             2004              2003              2002
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Direct life premiums                                          $ 314,168         $ 327,425         $ 338,093
Assumed life premiums                                                 6                 7              (277)
Less reinsurance ceded:
Life                                                           (126,778)         (126,829)         (126,122)
Annuity                                                         (25,054)          (27,192)          (59,000)
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Total net premiums                                            $ 162,342         $ 173,411         $ 152,694
                                                        ================  ================  ================



     Premiums ceded to PARC totaled $20.2 million, $25.0 million and $59.0 million during 2004, 2003 and 2002, respectively.

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                                   DECEMBER 31,
                                                             2004              2003
                                                        ----------------  ----------------
                                                        ----------------  ----------------
Ceded reserves:
Life                                                          $ 566,007         $ 504,537
Annuity
                                                                 41,113            46,313
Ceded claims liability
                                                                 22,728            18,965
Ceded-other
                                                                 10,909             8,609
                                                        ----------------  ----------------
                                                        ----------------  ----------------
Total                                                         $ 640,757         $ 578,424
                                                        ================  ================
                                                        ================  ================



     Reserves reinsured through Brooke Life were $61.2 million and $63.7 million at December 31, 2004 and 2003, respectively. Reserves reinsured through PARC were $41.1 million and $43.9 million at December 31, 2004 and 2003, respectively.

12.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                      YEARS ENDED DECEMBER 31,
                                                             2004              2003              2002
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Current tax expense                                           $  87,196         $ 107,313         $ 125,202
Deferred tax expense (benefit)                                  216,880                           (284,448)
                                                                                   57,681
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------

Federal income tax expense (benefit)                          $ 304,076         $ 164,994       $ (159,246)
                                                        ================  ================  ================
                                                        ================  ================  ================

     Federal income tax expense reported for discontinued operations totaled $40.6 million, $9.2 million and $10.8 million in 2004, 2003, and 2002, respectively.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2004, 2003 and 2002 as follows (in thousands):

                                                                      YEARS ENDED DECEMBER 31,
                                                             2004              2003              2002
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Income taxes at statutory rate                                $ 304,123         $ 164,970        $ (159,830)
Other                                                               (47)               24               584
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Provision for federal income taxes                            $ 304,076         $ 164,994        $ (159,246)
                                                        ================  ================  ================
                                                        ================  ================  ================

Effective tax rate                                                35.0%             35.0%             34.9%
                                                        ================  ================  ================


     Federal income taxes paid (received) were $105.5 million, $171.1 million and $(54.1) million in 2004, 2003 and 2002, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

                                                                                     DECEMBER 31,
                                                                               2004              2003
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset
Policy reserves and other insurance items                                       $ 686,029         $ 640,042
Difference between financial reporting and the tax basis of:
Investments                                                                       314,679           608,768
Deferred compensation                                                              46,016            37,279
Other, net                                                                         54,601            13,025
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax asset                                                  1,101,325         1,299,114
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

GROSS DEFERRED TAX LIABILITY
Deferred acquisition costs and sales inducements                                 (568,631)         (483,990)
Difference between financial reporting and the tax basis of:
Value of the insurance in-force                                                   (16,019)          (23,328)
Other assets                                                                      (11,323)           (9,046)
Net unrealized gains on available for sale securities                            (670,846)         (754,697)
Other, net                                                                         (1,444)           (9,367)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax liability                                             (1,268,263)       (1,280,428)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

Net deferred tax asset (liability)                                         $   (166,938)     $      18,686
                                                                          ================  ================
                                                                          ================  ================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2004, the Company had a federal tax capital loss carryforward of approximately $91.7 million, which will expire in the year 2008.

13.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company generally accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2004 and 2003, JNL had recorded accruals totaling $20.8 million and $13.5 million, respectively.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2004 and 2003, the Company's reserve for future state guaranty fund assessments was $18.9 million and $45.7 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company has unfunded commitments related to its investments in limited partnerships totaling $300.8 million and $386.3 million at December 31, 2004 and 2003, respectively.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates and, as a result, at December 31 2004, JNL recorded a liability of $2.5 million for future lease payments. In 2002, JNL sold and leased back certain aircraft and computer software valued at $39.9 million. There was no gain or loss on the sale-leaseback transactions. Lease expense was $25.6 million, $30.1 million and $13.7 million in 2004, 2003 and 2002, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

      2005                                        $ 5,513
      2006                                          5,565
      2007                                          5,515
      2008                                          5,731
      2009                                          3,975
      Thereafter                                    1,747
                                           ---------------
      Total                                      $ 28,046
                                           ===============

     JNL subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $2.8 million. Lease income for the subleased property totaled $0.7 million and $0.2 million in 2004 and 2003, respectively.

14.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. In 2005, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $414 million.

     The Company received capital contributions from its parent of $28.7 million in 2004 and $49.3 million in 2003. The capital contributions included $28.7 million and $29.3 million in 2004 and 2003, respectively, from Brooke Life forgiving an intercompany tax liability. Dividend payments were $120.0 million, $85.2 million and $142.0 million in 2004, 2003 and 2002, respectively.

     Statutory capital and surplus of the Company was $3.1 billion and $3.0 billion at December 31, 2004 and 2003, respectively. Statutory net income
     (loss) of the Company was $616.3 million, $148.3 million and $(258.4) million in 2004, 2003 and 2002, respectively.

     The Office of Financial and Insurance Services granted a permitted practice effective January 1, 2003 with respect to accounting for derivatives. This permitted practice resulted in a decrease to statutory surplus of approximately $66.3 million and $39.1 million at December 31, 2004 and 2003, respectively.

15.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $33.2 million, $32.7 million and $32.9 million to PPM for investment advisory services during 2004, 2003 and 2002, respectively.

     In 2004, JNL issued $13 million in loans to Brooke Holdings, Inc. The loans are unsecured and mature on December 31, 2005 with an interest rate of 1.75% per annum. Interest on these loans totaled $223.6 thousand during 2004.

     Included in notes payable is debt in the amount of $3.5 million payable to affiliates PPM Holdings, Inc. ("PPMH") and PPMA at December 31, 2004. Interest accrued on this debt, including contingent interest, of $8.2 million is included in other liabilities at December 31, 2004. Outstanding principal amounts accrue interest at a weighted average interest rate of 6.54% at December 31, 2004. Interest paid to PPMH and PPMA totaled $182 thousand in 2004.

     In 2003, JNL entered into shared services administrative agreements with affiliates PPMA and National Planning Holding Company, Inc. ("NPH"). Under the shared services administrative agreements, JNL allocated $6.3 million and $7.1 million of certain management and corporate services expenses to affiliates in 2004 and 2003, respectively.

     In 2003, JNL provided a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2004 or 2003. The highest outstanding loan balance during 2004 and 2003 was $15.0 million and $20.0 million, respectively. Interest and commitment fees totaled $124 thousand and $100 thousand during 2004 and 2003, respectively.

     In 2003, JNL provided a $20.0 million revolving credit facility to Investment Centers of America, Inc., a wholly owned subsidiary of NPH. The loan is unsecured, matures on November 14, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.10% per annum. There was no balance outstanding at December 31, 2004 or 2003. The highest outstanding loan balance during 2004 and 2003 was $12.0 million and $6.5 million, respectively. Interest and commitment fees totaled $24 thousand and $6 thousand in 2004 and 2003, respectively.

16.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $7.8 million, $7.4 million and $6.4 million in 2004, 2003 and 2002, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2004 and 2003, the liability for such plans totaled $132.8 million and $113.2 million, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans was $20.7 million, $1.5 million and $2.4 million in 2004, 2003 and 2002, respectively.

17.  ACQUISITION OF LIFE INSURANCE COMPANY OF GEORGIA

     On November 18, 2004, the Company announced that it had entered into a definitive agreement to acquire the operations of Life Insurance Company of Georgia, a wholly owned life insurance subsidiary of ING Groep, N.V. based in Atlanta, Georgia. The transaction will be accounted for as a purchase and is expected to close during the second quarter of 2005 (pending regulatory approvals) at an expected purchase price of approximately $254.0 million.